UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

File No. 333-124048

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 22	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

File No. 811-07501

Amendment No. 37	☒

(Check appropriate box or boxes.)

Jefferson National Life Annuity Account G

(Exact Name of Registrant)

Jefferson National Life Insurance Company

(Name of Depositor)

10350 Ormsby Park Place, Louisville, Kentucky 40223

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(866) 667-0561

Depositor’s Telephone Number, including Area Code

Denise L. Skingle, Senior Vice President and Secretary

One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)

May 1, 2019

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Monument Advisor

Individual Variable Annuity

Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G AND

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

This prospectus describes the Monument Advisor Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), ROP Enhanced Death Benefit Rider Fees (as described below) as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.

Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.

The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in “Appendix A – More Information About the Investment Portfolios.” You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. You can view, on our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio’s management fees and other expenses you will bear indirectly.

Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2019. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Website (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus.

For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

•	Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

•	Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.

The Contracts:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed and may be subject to loss of principal

Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, We may discontinue mailing paper copies of annual and semi-annual reports for Investment Options available under the Contract unless you specifically request that paper copies continue to be delivered. Instead, annual and semi-annual reports will be made available on our Website. We will notify you by mail each time a report is posted and will provide a Website link to access the report. Instructions for requesting paper copies will also be included in the notice.

If you have already signed up for electronic administration, you will not be affected by this change and no action is required. For more information on electronic administration, see “Electronic Administration of Your Contract.”

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You may elect to receive all future annual and semi-annual reports in paper free of charge. To do so, you should contact Us to inform Us that paper copies of annual and semi-annual reports should be delivered. Any election to receive annual and semi-annual reports in paper will apply to all Investment Options available under the Contract.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Definitions of Special Terms

Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

ACCUMULATION PERIOD: The period during which you invest money in your Contract.

ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

ADJUSTED PARTIAL WITHDRAWAL: An amount equal to the greater of (1) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees), and any applicable premium taxes withheld or (2) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees) and any applicable premium taxes withheld multiplied by (a) divided by (b) where (a) is the Death Benefit immediately prior to the partial withdrawal; and (b) is the Contract Value immediately prior to the withdrawal. For purposes of this calculation, if an Advisor Fee withdrawal causes the Contract to exceed the Maximum Advisor Fee, then the Contract Value will be reduced by the amount of the allowable Advisor Fee (e.g., the Advisor Fee less the Excess Advisor Fee). Required minimum distributions are considered partial withdrawals and included in this calculation.

ADVISOR FEE: Any fee charged by any financial adviser you hire and processed as such by the Company as a withdrawal from the Contract Value.

ANNUITANT(S): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary Annuitant.

ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

ANNUITY PERIOD: The period during which We make income payments to you.

BENEFICIARY: The person(s), or entities designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.

BUSINESS DAY: Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading “Transfers.”

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

CONTRACT: The Monument Advisor individual variable annuity contract, which provides variable investment options offered by the Company.

CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.

DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.

DUE PROOF OF DEATH: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.

EXCESS ADVISOR FEE: The Advisor Fees in excess of the Maximum Advisor Fee for the current contract year.

FINRA: Financial Industry Regulatory Authority, Inc.

FREE LOOK PERIOD: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but may be longer as required by applicable law, and may differ if it is a Replacement Contract.

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INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.

INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you (including a Registered Representative) to provide you asset allocation and investment advisory services.

INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. You may either choose to set a target allocation to various Sub-accounts (which can include allocations to the money market Sub-account) or elect to have 100% of your Purchase Payments invested in the money market Sub-account. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.

INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

JEFFERSON NATIONAL SERVICE CENTER: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 866.667.0561).

JOINT OWNER: The individual who co-owns the Contract with another person.

LOW COST FUND PLATFORM FEE: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See “Expenses – Low Cost Fund Platform Fee” for further details, including a list of the Sub-accounts for which the Company currently imposes the fee.

MAXIMUM ADVISOR FEE: Maximum Advisor Fee Percentage multiplied by the average of the current contract year Contract Values on the date each Advisor Fee is deducted.

MAXIMUM ADVISOR FEE PERCENTAGE: 2.00% per year.

MAXIMUM MATURITY DATE: The date on which the Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.

MEASURING LIFE: The life upon whom the Death Benefit shall be paid in accordance with the ROP Enhanced Death Benefit Rider rules. If the Contract is owned by a natural person, the Measuring Life is the Owner. If there are joint Owners, the Measuring Life is the first Owner to die. If the Owner is a non-living entity, Annuitant ages will be used and the rules above will be followed substituting the word “Annuitant” for the word “Owner.”

NET CONTRACT VALUE: An amount equal to the Contract Value reduced by any applicable premium taxes and the applicable portion of the Subscription Fee.

NON-NATURAL OWNER: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.

NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account (“IRA”).

OWNER: You, the purchaser of the Contract, are the Owner.

PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.

REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by FINRA to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

REPLACEMENT CONTRACT: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or an unaffiliated insurance company).

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RETURN OF PREMIUM (“ROP”) ENHANCED DEATH BENEFIT RIDER: An optional benefit you may select for an additional charge that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance. If you elect this Rider, the Contract to which this Rider is attached will be restricted to a maximum of $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. Multiple Contracts to which this Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.

RETURN OF PREMIUM (“ROP”) ENHANCED DEATH BENEFIT RIDER FEE: We deduct a fee calculated as a percentage of the average daily Contract Value if you select the ROP Enhanced Death Benefit Rider. See “Fee Table—Optional ROP Enhanced Death Benefit Rider” for the current fee.

SECURE ONLINE ACCOUNT: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

SEPARATE ACCOUNT: Jefferson National Life Annuity Account G of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

SUBSCRIPTION FEE: $20 per month fee charged by Us to issue and administer the Contract.

TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

WEBSITE: www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

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Highlights

The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (We, we, Us, us, Our, our, the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account G (Separate Account). The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period and the ROP Enhanced Death Benefit Rider Fee if you select the ROP Enhanced Death Benefit Rider. You do pay any applicable Low Cost Fund Platform Fees for certain Sub-account allocations, as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios’ advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios.

The Contract includes both a death benefit and an optional ROP Enhanced Death Benefit Rider, each of which is described in detail under the heading “Death Benefit.” If the ROP Enhanced Death Benefit Rider is elected, total Purchase Payments, less Adjusted Partial Withdrawals, cannot exceed $3,000,000. Multiple Contracts to which this rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. In the state of Florida, the ROP Enhanced Death Benefit is not available to multiple contracts with the same Measuring Life.

All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the Contract.

You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amounts of the Annuity Payments are constant for the entire Annuity Period. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint annuitants, all provisions are based on the age of the primary annuitant.

FREE LOOK. If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or whatever longer time period is required by applicable law). Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract. See “The Company—Free Look” for additional details.

TAX PENALTY. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits.

DOCUMENT DELIVERY REQUIREMENTS. Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.

Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should consider electing and continue to receive documents electronically if you have regular and continuous Internet access. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.

For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available on our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports of the Investment Portfolios on our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.

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We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.

We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, We will provide paper copies of any deleted document.

We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

LOW COST FUND PLATFORM FEE. The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further information, see “Expenses – Low Cost Fund Platform Fee.”

INQUIRIES. If you need more information, please go to www.nationwideadvisory.com or contact Us at:

Jefferson National Life Insurance Company

P.O. Box 36840

Louisville, Kentucky 40233

(866) 667-0561

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.

Owner Transaction Expenses

Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)	None

	Current Charge	Maximum Charge
Transfer Fee[1]	None	$25.00

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.

Separate Account Annual Expenses Table

	Current Charge		Maximum Charge
Subscription Fee	$ ($	240 per Contract annually 20.00 per month)	$ ($	240 per Contract annually 20.00 per month)
Separate Account Annual Expenses (as a percentage of Contract Value invested in the Investment Portfolios) Mortality and Expense Risk Charge		0.00%		0.00%
Administrative Charge		0.00%		0.00%
Total Separate Account Annual Expenses		$240.00		$240.00

Optional Low Cost Fund Platform

The next item shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further details, see “Expenses – Low Cost Fund Platform Fee.”

	Minimum Annual Fee	Maximum Annual Fee
Low Cost Fund Platform Fee (as a percentage of the average daily Contract Value allocated to the Sub-account)	0.05%	0.35%

Optional ROP Enhanced Death Benefit Rider

The next table shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, if you elect the ROP Enhanced Death Benefit Rider.

	Current Annual Fee	Maximum Annual Fee
ROP Enhanced Death Benefit Rider Fee (as a percentage of the average daily Contract Value)	0.15%	0.30%

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Investment Portfolio Operating Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2018, charged by the Investment Portfolios that you may pay periodically during the life of the contract. More detail concerning each underlying Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.

	Minimum	Maximum

Total Investment Portfolio operating expenses

Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses for the period ended December 31, 2018.

	Gross: 0.11%	Gross: 4.35%
Current and future total operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.

The minimum and maximum Investment Portfolio fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Investment Portfolios. Therefore, actual expenses could be lower. Refer to the Investment Portfolio prospectuses for specific expense information. Additionally, the minimum and maximum underlying mutual fund operating expenses indicated above do not reflect the assessment of the Low Cost Fund Platform Fee, which is assessed by Us on certain Sub-account allocations. The Low Cost Fund Platform Fee may increase the cost of investing in certain Investment Portfolios beyond the minimum and maximum Investment Portfolio operating expenses reflected in the above table.

[1]

All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply as further described under the heading “Transfers – Excessive Trading Limits” and “Transfers – Short Term Trading Risk.”

Examples of Fees and Expenses

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Subscription Fee, ROP Enhanced Death Benefit Rider Fee, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. The Example does not reflect the assessment of the Low Cost Fund Platform Fee, which, if reflected, would result in higher expenses. For a description of the Low Cost Fund Platform Fee, see “Expenses – Low Cost Fund Platform Fee.” The Subscription Fee for every Contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the Subscription Fee, but converted it to an asset based charge based on the average Contract size as of the previous December 31. This conversion causes the Subscription Fee in the example below to be less than $240 annually. We also used .30% for the ROP Enhanced Death Benefit Rider Fee (if elected). Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:

Highest cost example using maximum charges:

(1) Assuming Contract charges and gross maximum Investment Portfolio operating expenses and you have purchased the ROP Enhanced Death Benefit Rider:

1 year	3 years	5 years	10 years
$490.05	$1,473.94	$2,462.89	$4,957.58

(2) Assuming Contract charges and gross minimum Investment Portfolio operating expenses and you have purchased the ROP Enhanced Death Benefit Rider:

1 year	3 years	5 years	10 years
$66.05	$207.20	$361.33	$811.55

(3) Assuming Contract charges and gross maximum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$444.30	$1,340.34	$2,246.39	$4,556.05

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(4) Assuming Contract charges and gross minimum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$20.30	$63.87	$111.73	$252.95

Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

The Company

Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

We are principally engaged in the life insurance and annuity business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp. Jefferson Financial Corp is ultimately owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company, which are engaged in general insurance and reinsurance business, except life insurance.

The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Monument Advisor Variable Annuity Contract

This prospectus describes The Monument Advisor Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

The Contract benefits from tax-deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.

The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amount of the Annuity Payments you receive will remain the same for the period of time selected.

Free Look

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or longer if required by your state). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Low Cost Fund Platform Fees will have been deducted. On the Business Day We receive your request We will return your Contract Value, less any withdrawals from the Contract. In states that require the return of Purchase Payments, we will return the greater of Purchase Payments or Contract Value, less any withdrawals from the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract (or longer if required by your state). The free look period varies by state and is as long as 30 days in some states. Please contact us for additional information regarding the time period in your state.

OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

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A change of Owner may be a taxable event.

JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

RESTRICTED BENEFICIARY. In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.

Assignment

Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

An assignment may be a taxable event.

If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

Electronic Administration of Your Contract

This Contract is designed to be administered electronically (“Electronic Administration”). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.

If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.

You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling or writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.

Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.

You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.

We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.

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You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

Confirmations and Statements

We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on “Contact Us” for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.

Requesting Transactions or Obtaining Information About your Contract

You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.

Unless otherwise directed by You, We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.

We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

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We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a “locked padlock.” This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the “view certificate” button (in FireFox) or the “subject” section (in Internet Explorer), you should see “Nationwide Mutual Insurance Co.” listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Good Order

A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your Investment Advisor before submitting the form or request.

Purchase

Application for a Contract

If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

Purchase Payments

A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 ($3,000,000 in total Purchase Payments across all Contracts with the same Measuring Life if the ROP Enhanced Death Benefit Rider is elected) without Our prior approval and will be subject to such terms and conditions as We may require. In the state of Florida, the ROP Enhanced Death Benefit Rider is not available to multiple contracts with the same Measuring Life.

Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.

Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your Investment Advisor), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments

You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Please make sure these are kept current to ensure your Purchase Payments are applied correctly. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See “Expenses – Low Cost Fund Platform Fee” for further details.

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Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in “Appendix A – More Information About the Investment Portfolios.” During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future.

You should read the summary prospectus or prospectus for any Investment Portfolio carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper. They are, however, available on Our Website. See “Appendix A – More Information About the Investment Portfolios” which contains the investment objective for each Investment Portfolio.

The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.

Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

Certain investment options may only be available to you if you retain certain Investment Advisors. In addition, certain Investment Advisors may be limited as to which funds they may access.

Administrative, Marketing and Support Services Fees

Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.60% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice.

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A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.

Selection of Investment Portfolios

The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company reviews each Investment Portfolio periodically after it is selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets. If this occurs, you may remain invested in the Investment Portfolio, although you may be restricted from adding additional Purchase Payments or transferring additional Contract Value into such Investment Portfolio. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.

Fixed Account

No fixed account is available during the Accumulation Period. See “Annuity Payments” for information on the Fixed Account during the Annuity phase of the Contract (these payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability).

Voting Rights

Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on and we may send these materials to you in paper even if you have elected Electronic Administration. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own, including shares owned by us and our affiliates, and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any substitution is made. Once a substitution is approved, your investment in such Investment Portfolio will automatically be transferred into the new Investment Portfolio.

Transfers

You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See “Expenses – Low Cost Fund Platform Fee” for further details. Transfers may be deferred as permitted or required by law. See “Suspension of Payments or Transfers” section below.

Early Cut-Off Times

Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See “Appendix A – More Information About the Investment Portfolios” for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. This list may change without notice. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.

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Transfers During the Accumulation Period

You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:

1.	Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.

2.	Your request for transfer must clearly state how much the transfer is for.

3.

Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

a.	the requirement of a minimum time period between each transfer;

b.	not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

c.	limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.

4.	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits

The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.

We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or other third party acting under a limited power of attorney, for any reason, including without limitation, if:

•

We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

•

We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

•

We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or

•	the requested transaction violates Our administrative rules designed to detect and prevent market timing.

The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.

We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the

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fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.

FREQUENT TRADING. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.

If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor will be notified and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.

In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).

Dollar Cost Averaging Program

The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.

There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see “Expenses – Low Cost Fund Platform Fee.”

Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program

Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of

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your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see “Expenses – Low Cost Fund Platform Fee.”

EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

Advisory Fee Withdrawals

Jefferson National understands the importance to you of having advice from an Investment Advisor regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors and is not endorsing such programs. If fees will be paid out of your Contract during the Accumulation Period, You will be required to enter into an advisory agreement with your Investment Advisor.

Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution, may be included in gross income for federal tax purposes, and may impact the benefits available under your Contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. See “Taxes – Partial 1035 Exchanges” for further information regarding advisory fee withdrawals following a partial 1035 exchange.

If the ROP Enhanced Death Benefit Rider is elected, advisory fee withdrawals in excess of the Maximum Advisor Fee will reduce the Death Benefit Amount. See “Exhibit D – Illustrations of ROP Enhanced Death Benefit Rider” for illustrations.

Expenses

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Subscription Fee

We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the Contracts. On the last Business Day of each month, this fee is deducted from the money market Investment Portfolios you are invested in, pro rata, via a redemption of Accumulation Units. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata, via a redemption of Accumulation Units. The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period. We also impose the applicable portion of the fee at death, annuitization, and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.

We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges the Low Cost Fund Platform Fee and/or one or more of the following Sub-accounts (Waiver Sub-accounts):

Waiver Sub-accounts:

•	Nationwide Variable Insurance Trust – DFA Nationwide VIT Capital Appreciation (Class P)

•	Nationwide Variable Insurance Trust – DFA Nationwide VIT Moderate (Class P)

•	Nationwide Variable Insurance Trust – Nationwide VIT Government Money Market

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NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.

ROP Enhanced Death Benefit Rider Fee

If you elect the ROP Enhanced Death Benefit Rider, We will deduct a fee. The fee is deducted as an annualized percentage of the daily Contract Value.

The fee is equal to 0.15% annually. The Company reserves the right to increase the fee to the maximum fee set forth in the “Fee Table.”

Upon termination of the ROP Enhanced Death Benefit Rider, the fee will no longer be deducted.

The ROP Enhanced Death Benefit Rider may not be available in all states, or within certain plans.

Contract Maintenance Charge

We impose no other Contract maintenance charge.

Low Cost Fund Platform Fee

The Company imposes a Low Cost Fund Platform Fee up to 0.35% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the daily Contract Value allocated to the particular Sub-account(s). The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. Refer to “Appendix A: More Information About the Investment Portfolios” for more information regarding Sub-account availability.

Sub-accounts with a Low Cost Fund Platform Fee of 0.35%:

•	DFA Investment Dimensions Group, Inc. – DFA VA Global Moderate Allocation

•	DFA Investment Dimensions Group, Inc. – VA Equity Allocation

•	DFA Investment Dimensions Group, Inc. – VA Global Bond

•	DFA Investment Dimensions Group, Inc. – VA International Small

•	DFA Investment Dimensions Group, Inc. – VA International Value

•	DFA Investment Dimensions Group, Inc. – VA Short-Term Fixed

•	DFA Investment Dimensions Group, Inc. – VA US Large Value

•	DFA Investment Dimensions Group, Inc. – VA US Targeted Value

•	Dreyfus Stock Index Fund, Inc.

•	Nationwide Variable Insurance Trust – NVIT Bond Index (Class Y)

•	Nationwide Variable Insurance Trust – NVIT International Index (Class Y)

•	Nationwide Variable Insurance Trust – NVIT iShares Global Equity ETF (Class Y)

•	Nationwide Variable Insurance Trust – NVIT iShares Global Fixed Income ETF (Class Y)

•	Nationwide Variable Insurance Trust – NVIT Mid Cap Index (Class Y)

•	Nationwide Variable Insurance Trust – NVIT S&P 500 Index (Class Y)

•	Nationwide Variable Insurance Trust – NVIT Small Cap Index (Class Y)

•	Vanguard Variable Insurance Fund – Vanguard Balanced

•	Vanguard Variable Insurance Fund – Vanguard Capital Growth

•	Vanguard Variable Insurance Fund – Vanguard Conservative Allocation

•	Vanguard Variable Insurance Fund – Vanguard Diversified Value

•	Vanguard Variable Insurance Fund – Vanguard Equity Income

•	Vanguard Variable Insurance Fund – Vanguard Equity Index

•	Vanguard Variable Insurance Fund – Vanguard Global Bond Index

•	Vanguard Variable Insurance Fund – Vanguard Growth

•	Vanguard Variable Insurance Fund – Vanguard High Yield Bond

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•	Vanguard Variable Insurance Fund – Vanguard International

•	Vanguard Variable Insurance Fund – Vanguard Mid-Cap Index

•	Vanguard Variable Insurance Fund – Vanguard Moderate Allocation

•	Vanguard Variable Insurance Fund – Vanguard REIT Index

•	Vanguard Variable Insurance Fund – Vanguard Short-Term Investment Grade

•	Vanguard Variable Insurance Fund – Vanguard Small Company Growth

•	Vanguard Variable Insurance Fund – Vanguard Total Bond Market Index

•	Vanguard Variable Insurance Fund – Vanguard Total International Stock Market Index

•	Vanguard Variable Insurance Fund – Vanguard Total Stock Market Index

Sub-accounts with a Low Cost Fund Platform Fee of 0.25%:

•	Nationwide Variable Insurance Trust – DoubleLine NVIT Total Return Tactical

Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:

•	John Hancock Variable Insurance Trust – Emerging Markets Value

•	Northern Lights Variable Trust – TOPS Aggressive Growth ETF (Class 1)

•	Northern Lights Variable Trust – TOPS Balanced ETF (Class 1)

•	Northern Lights Variable Trust – TOPS Conservative ETF (Class 1)

•	Northern Lights Variable Trust – TOPS Growth ETF (Class 1)

•	Northern Lights Variable Trust – TOPS Managed Risk Balanced ETF (Class 1)

•	Northern Lights Variable Trust – TOPS Managed Risk Growth ETF (Class 1)

•	Northern Lights Variable Trust – TOPS Managed Risk Moderate Growth ETF (Class 1)

•	Northern Lights Variable Trust – TOPS Moderate Growth ETF (Class 1)

This list may change at any time without notice; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.

Investment Portfolio Operating Expenses

There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio operating expenses are included as part of Our calculation of the value of the Accumulation Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Transfer Fee

We impose no transfer fee for transfers made during the Accumulation Period. We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance. Any such fee would be used to recoup the cost of administering the transfer.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see “Appendix C – Deductions for Taxes – Qualified and Nonqualified Annuity Contracts.”

Income Taxes

Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

Contract Value

Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero and any added riders have no value, we reserve the right to surrender your Contract.

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Accumulation Units

Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the net asset value of the Investment Portfolio as of the end of the current Business Day; and

(2)	the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).

(b)	is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.

(c)	is a factor representing any Contract charges that are deducted from the Sub-account, which may include charges for elected optional riders and/or any applicable Low Cost Fund Platform Fees.

Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee, Transfer Fee).

The value of an Accumulation Unit may go up or down from Business Day to Business Day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.

Access To Your Money

You can have access to the money in your Contract:

1.	by making a withdrawal (either a partial or a complete withdrawal);

2.	by electing to receive Annuity Payments; or

3.	when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Period.

When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription Fees.

All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.

Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the “Suspension of Payments or Transfers” provision (see below) is in effect.

A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).

Systematic Withdrawal Program

The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.

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You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Suspension of Payments or Transfers

We may be required to suspend or postpone withdrawals or transfers for any period when:

1.	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.	trading on the New York Stock Exchange is restricted;

3.	an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;

4.	during any other period when the SEC, by order, so permits for the protection of owners.

If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Internal Revenue Code and its regulations.

The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The death benefit proceeds will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the death benefit or until new instructions are given by the Beneficiary.

Restricted Beneficiary

In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.

Standard Death Benefit Amount During the Accumulation Period

Assuming you have not elected the ROP Enhanced Death Benefit Rider, the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, at the time we receive due proof of death and a payment election.

ROP Enhanced Death Benefit Rider

For an additional fee you can choose the ROP Enhanced Death Benefit Rider. This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die at a time when your Contract Value is less than the net Purchase Payments you have made. This option may only be elected if you have not attained age 81 or older. Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where:

(1)	is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or

(2)

is the Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. In the state of Florida, the ROP Enhanced Death Benefit is not available to multiple contracts with the same Measuring Life.

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If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn. Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn. See “Exhibit D – Illustrations of ROP Enhanced Death Benefit Rider” for examples of the calculation of the Death Benefit Amount if you have elected the ROP Enhanced Death Benefit Rider.

Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied.

The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following:

1.	if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:

(a)

the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);

(b)	ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or

(c)

the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).

2.	the Annuity Date;

3.	the date the Contract to which this rider is attached terminates;

4.	the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;

5.	Subject to the step up in Contract Value described above, immediately following a spousal continuation.

Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate. Termination provisions may vary by state.

Payment of the Death Benefit During the Accumulation Period

Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options, which allows non-spouse beneficiaries to stretch taxation across their lifetime). If an election for the payment method is not received, the Company will pay the proceeds under Option 2.

OPTION 1 —	lump sum payment of the Death Benefit Amount; or

OPTION 2 —	the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

OPTION 3 —	payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.

Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

•	continue the Contract in his or her own name at the then current Death Benefit Amount;

•	elect a lump sum payment of the Death Benefit Amount; or

•	apply the Death Benefit Amount to an Annuity Option.

A “spouse” is as defined under Federal law. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse. If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

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Death of Contract Owner During the Annuity Period

If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

Annuity Payments (The Annuity Period)

Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.

You can select any Annuity Date provided it is a date after the end of the Free Look Period. The Annuity Date must be at least two (2) years after the Contract issue date, unless you purchase a Florida Contract (which is 12 months from the date you purchase the contract), but may not be later than the Maximum Maturity Date.

The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. The terms of this required annuitization may vary by state. For a Contract held as an IRA, once you attain age 70 1⁄2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

During the Annuity Period, you may only choose to have fixed Annuity Payments. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.

Annuity Payment Amount

On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee will be applied under the Annuity Option you selected.

Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.

Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

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OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.

OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).

OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).

OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.

Taxes

NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Annuity Contracts in General

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

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Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Distributions from an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime; therefore, the required beginning date is not applicable to Roth IRAs.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are “qualified distributions” or “non-qualified distributions.”

Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, including withdrawals to pay your Investment Advisor, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59 1/2;

•	made on or after the death of an Owner;

•	attributable to the taxpayer’s becoming disabled; or

•

made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1⁄2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

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Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

It is possible that the IRS may take the position that the ROP Enhanced Death Benefit Rider Fees are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax advisor prior to selecting this option.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includable in such Owner’s income when a taxable distribution occurs.

Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange, the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Value from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much “investor control” of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the Contract as it is earned rather than when it is withdrawn.

In 2003, the Internal Revenue Service (“IRS”) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate Purchase Payments and transfer funds among the available Subaccounts, all investment decisions concerning the Subaccounts will be made by Us or an adviser in its sole and absolute discretion.

Contracts such as this one, with more than 20 underlying fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different underlying fund options and the fact that some underlying funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the Contract holder and Us concerning the availability of particular options and based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

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At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to traditional, SEP, or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. If you choose the ROP Enhanced Death Benefit Rider, required minimum distributions will be considered partial withdrawals for purposes of the Adjusted Partial Withdrawals calculation.

Medicare Tax

A 3.8% Medicare contribution tax will be imposed on the “net investment income” of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:

(1)	the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or

(2)

the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

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Other Information

Legal Proceedings

Jefferson National Life Insurance Company (“the Company”)

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquires, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Jefferson National Securities Corporation (“JNSC”)

The general distributor, JNSC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.

Abandoned Property Requirements

Every state has unclaimed property laws that generally declare non-qualified annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable. For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Escheatment is the formal, legal name for this process. However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.

Proof of Age and Survival

The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.

Changes to Comply with Law and Amendments

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

The Separate Account

We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

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The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

Where permitted by law, we may:

•	create new Separate Accounts;

•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;

•	transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

•	transfer the Separate Account to another insurance company;

•	add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

•	make the Sub-accounts available under other policies we issue;

•	add new Investment Portfolios or remove existing Investment Portfolios;

•	substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

•	deregister the Separate Account under the Investment Company Act of 1940; and

•	operate the Separate Account under the direction of a committee or in another form.

Distributor

Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA. Sales of the Contracts may be made by Registered Representatives of broker-dealers authorized to sell the Contracts. The Registered Representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or Investment Advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.

Financial Statements

Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.

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APPENDIX A

More Information about the Investment Portfolios

Investment Portfolio Name Investment Adviser	Objective	Early Cutoff[1]
Advisors Preferred Trust Managed by Advisors Preferred, LLC

Gold Bullion Strategy	Returns that reflect the performance of the price of Gold Bullion.	3:30PM

Alger Portfolios Managed by Fred Alger Management, Inc.

Alger Capital Appreciation (Class I-2)	Long term capital appreciation.

Alger Large Cap Growth (Class I-2)	Long term capital appreciation.

Alger Mid Cap Growth (Class I-2)	Long term capital appreciation.

AllianceBernstein Variable Products Series Fund, Inc. Managed by AllianceBernstein L.P.

AB VPS Global Thematic Growth (Class B)	Long-term growth of capital.

AB VPS Growth and Income (Class A)	Long term growth of capital.

AB VPS International Growth (Class B)	Long-term growth of capital.

AB VPS International Value (Class B)	Long-term growth of capital.

AB VPS Small/Mid Cap Value (Class B)	Long term growth of capital.

ALPS Variable Investment Trust Managed by ALPS Advisors, Inc.

ALPS/Alerian Energy Infrastructure (Class III)	Investment results that correspond (before fees and expenses) generally to the price and yield performance of the Alerian Energy Infrastructure Index.

ALPS/RedRocks Listed Private Equity (Class III)	Maximize total return, which consists of appreciation on its investments and a variable income stream.

Morningstar Aggressive Growth ETF Asset Allocation (Class II)	Capital appreciation.

Morningstar Balanced ETF Asset Allocation (Class II)	Capital appreciation and some current income.

Morningstar Conservative ETF Asset Allocation (Class II)	Current income and preservation of capital.

Morningstar Growth ETF Asset Allocation (Class II)	Capital appreciation.

Morningstar Income & Growth ETF Asset Allocation (Class II)	Current income and capital appreciation.

American Century Variable Portfolios, Inc. Managed by American Century Investment Management, Inc.

American Century VP Balanced (Class I)	Long-term capital growth & current income.

American Century VP Income & Growth (Class I)	Capital appreciation. Income is secondary.

American Century VP Inflation Protection (Class II)	Long-term total return to protect against U.S. inflation.

American Century VP International (Class I)	Capital growth.

American Century VP Large Company Value (Class I)	Long-term capital growth. Income is a secondary objective.

American Century VP Ultra (Class I)	Long-term capital growth.

American Century VP Value (Class I)	Long-term capital growth over time. Income is secondary.

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American Funds Insurance Series Managed by Capital Research and Management Company

Asset Allocation (Class 4)	High total return (including income and capital gains) consistent with preservation of capital over the long term.

Blue Chip Income and Growth (Class 4)	Income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Bond (Class 4)	As high level of current income as is consistent with the preservation of capital.

Capital Income Builder (Class 4)	Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Global Bond (Class 4)	High level of total return consistent with prudent investment management over the long term.

Global Growth & Income (Class 4)	Long-term growth of capital while providing current income.

Global Growth (Class 4)	Long-term growth of capital.

Global Small Cap (Class 4)	Long-term growth of capital.

Growth (Class 4)	Growth of capital.

Growth-Income (Class 4)	Long-term growth of capital and income.

High-Income Bond (Class 4)	High level of current income. Capital appreciation is secondary.

International (Class 4)	Long-term growth of capital.

International Growth & Income (Class 4)	Growth and dividend income.

Managed Risk Asset Allocation (Class P2)	High total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth (Class P2)	Produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Mortgage (Class 4)	Current income and preservation of capital.

New World (Class 4)	Long-term capital appreciation.

U.S. Government/AAA Rated Securities (Class 4)	High level of current income consistent with preservation of capital.

Blackrock Variable Series Funds, Inc. Managed by BlackRock Advisors, LLC

BlackRock Advantage Large Cap Core V.I. (Class III)	High total investment return.

BlackRock Advantage Large Cap Value V.I. (Class III) (formerly BlackRock Large Cap Value V.I.)	Long-term capital appreciation.

BlackRock Equity Dividend V.I. (Class III)	Long-term total return and current income.

BlackRock Global Allocation V.I. (Class III)	High total investment return.

BlackRock Large Cap Focus Growth V.I. (Class III) (formerly BlackRock Large Cap Growth V.I.)	Long-term capital growth.

BlackRock Variable Series Funds II, Inc. (formerly part of BlackRock Variable Series Funds, Inc.) Managed by BlackRock Advisors, LLC

BlackRock High Yield V.I. (Class III)	Maximize total return consistent with income generation and prudent investment management.

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BlackRock Total Return V.I. (Class III)	Total return consistent with income generation and prudent investment management.

BlackRock U.S. Government Bond V.I. (Class III)	Total return consistent with income generation and prudent investment management.

Calvert Variable Products Managed by Calvert Research and Management

Calvert VP SRI Balanced (Class F)	Provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.

Columbia Funds Variable Insurance Trust Managed by Columbia Management Investment Advisers, LLC

AQR Managed Futures Strategy	Positive absolute returns.

Select Large Cap Value (Class I)	Long-term capital appreciation.

Select Small Cap Value (Class I)	Long-term capital appreciation.

Seligman Global Technology (Class II)	Long-term capital appreciation.

Strategic Income (Class II)	Multi-asset fixed income.

Credit Suisse Trust Managed by Credit Suisse Asset Management

Commodity Return Strategy	Total return.

Delaware Variable Insurance Product Trust Managed by Delaware Management Company

Delaware VIP Small Cap Value Series	Capital appreciation.

DFA Investment Dimensions Group Inc. Managed by Dimensional Fund Advisors LP

DFA VA Global Moderate Allocation	Total return consisting of capital appreciation and current income.

VA Equity Allocation	Long term capital appreciation.

VA Global Bond	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.

VA International Small	Long-term capital appreciation.

VA International Value	Long-term capital appreciation.

VA Short-Term Fixed	Stable real return in excess of the rate of inflation with minimum risk.

VA US Large Value	Long-term capital appreciation.

VA US Targeted Value	Long-term capital appreciation.

Dreyfus Investment Portfolios Managed by the Dreyfus Corporation

The Dreyfus Small Cap Stock Index Fund, Inc.	To match the performance of the S&P Small Cap 600 Index.

Dreyfus Stock Index Fund, Inc. Managed by the Dreyfus Corporation

Dreyfus Stock Index Fund, Inc.	To match the performance of the S&P 500 Index.

Dreyfus Sustainable U.S. Equity Fund Managed by the Dreyfus Corporation

Dreyfus Sustainable U.S. Equity (formerly Dreyfus Socially Responsible Growth)	Capital growth with current income as a secondary goal.

Dreyfus Variable Investment Fund Managed by the Dreyfus Corporation

International Value (Initial)	Long-term capital growth.

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Eaton Vance Variable Trust Managed by Eaton Vance Management

Eaton Vance VT Floating-Rate Income	High level of current income.

Federated Insurance Series Various Investment Advisers

Federated High Income Bond II (Primary) Managed by Federated Investment Management Company	High current income.

Federated Kaufmann II (Service) Managed by Federated Equity Investment Management Company of Pennsylvania (subadvised by Federated Global Investment Management Corp.)	Capital appreciation.

Federated Managed Volatility II Managed by Federated Global Investment Management Co., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania.	High current income and moderate capital appreciation.

Fidelity® Variable Insurance Products Managed by Fidelity Management & Research Company unless otherwise indicated.

Fidelity VIP Balanced (Service 2)	Income and capital growth consistent with reasonable risk.

Fidelity VIP Contrafund (Service 2)	Long-term capital appreciation.

Fidelity VIP Disciplined Small Cap (Service 2)	Capital appreciation.

Fidelity VIP Equity-Income (Service 2)	Reasonable income and capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on securities comprising the Standard & Poor’s 500 Index.

Fidelity VIP Freedom Income (Service 2)	High total return with a secondary objective of principal preservation.

Fidelity VIP Growth (Service 2)	Capital appreciation.

Fidelity VIP Growth & Income (Service 2)	High total return through a combination of current income and capital appreciation.

Fidelity VIP Growth Opportunities (Service 2)	Capital growth.

Fidelity VIP High Income (Service 2)	High level of current income, while also considering growth of capital.

Fidelity VIP International Capital Appreciation (Service 2)	Capital appreciation.

Fidelity VIP Investment Grade Bond (Service 2)	High a level of current income as is consistent with the preservation of capital.

Fidelity VIP Mid Cap (Service 2)	Long-term growth of capital.

Fidelity VIP Overseas (Service 2)	Long-term growth of capital.

Fidelity VIP Real Estate (Service 2) Managed by Fidelity Select Co, LLC	Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 Index.

Fidelity VIP Strategic Income (Service 2)	High level of current income. The fund may also seek capital appreciation.

Fidelity VIP Value (Service 2)	Capital appreciation.

First Eagle Variable Funds Managed by First Eagle Investment Management, LLC

Overseas Variable Fund	Long-term growth of capital.

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Franklin Templeton Variable Insurance Products Trust Managed by Franklin Advisers, Inc. unless indicated otherwise

Franklin Global Real Estate VIP (Class 2) Managed by Franklin Templeton Institutional, LLC	High total return.

Franklin Income VIP (Class 2)	Maximize income while maintaining prospects for capital appreciation.

Franklin Mutual Shares VIP (Class 2) Managed by Franklin Mutual Advisers, LLC	Capital appreciation with income as its secondary goal.

Franklin Rising Dividends VIP (Class 2)	Long-term capital appreciation.

Franklin Strategic Income VIP (Class 2)	High level of current income with capital appreciation over the long term as its secondary goal.

Franklin U.S. Government Securities VIP (Class 2)	Income.

Templeton Global Bond VIP (Class 2)	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

Goldman Sachs Variable Insurance Trust Managed by Goldman Sachs Asset Management, L.P.

Goldman Sachs Multi-Strategy Alternatives	Achieve its investment objective by investing in a combination of underlying variable insurance funds and mutual funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. or an affiliate now or in the future acts as investment adviser or principal underwriter.

Guggenheim Variable Insurance Funds Managed by Security Investors, LLC unless indicated otherwise

Guggenheim VIF Floating Rate Strategies (Series F) Managed by Guggenheim Partners Investment Management, LLC	High level of current income while maximizing total return.

Guggenheim VIF Global Managed Futures Strategy	Positive total returns over time.

Guggenheim VIF High Yield (Series P)	High current income. Capital appreciation is a secondary objective.

Guggenheim VIF Long Short Equity	Long-term capital appreciation.

Guggenheim VIF Multi-Hedge Strategies	Long-term capital appreciation with less risk than traditional equity funds.

Guggenheim VIF Small Cap Value (Series Q)	Long-term capital appreciation.

Guggenheim VIF StylePlus Large Growth (Series Y)	Long-term growth of capital.

Guggenheim VIF StylePlus Mid Growth (Series J)	Long-term growth of capital.

Guggenheim VIF U.S. Total Return Bond (Series E)	Provide total return, comprised of current income and capital appreciation.

Rydex VIF Banking	Capital appreciation.	3:50PM

Rydex VIF Basic Materials	Capital appreciation.	3:50PM

Rydex VIF Biotechnology	Capital appreciation.	3:50PM

Rydex VIF Commodities Strategy	Provide investment results that correlate to the performance of the S&P GSCI™ Commodity Index.	3:50PM

Rydex VIF Consumer Products	Capital appreciation.	3:50PM

Rydex VIF Dow 2x Strategy	Investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis.	3:55PM

Rydex VIF Electronics	Capital appreciation.	3:50PM

Rydex VIF Energy	Capital appreciation.	3:50PM

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Rydex VIF Energy Services	Capital appreciation.	3:50PM

Rydex VIF Europe 1.25x Strategy	Investment results that correlate to 125% of the daily price movement of the Dow Jones Stoxx 50 Index.	3:55PM

Rydex VIF Financial Services	Capital appreciation.	3:50PM

Rydex VIF Government Long Bond 1.2x Strategy	Investment results that correspond to 120% of the daily price movement of the Long Treasury Bond.	3:55PM

Rydex VIF Health Care	Capital appreciation.	3:50PM

Rydex VIF High Yield Strategy	Investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	3:45PM

Rydex VIF Internet	Capital appreciation.	3:50PM

Rydex VIF Inverse Dow 2x Strategy	Investment returns that inversely correlate to 200% of the daily performance of the DJIA.	3:55PM

Rydex VIF Inverse Government Long Bond Strategy	Total returns that inversely correlate to the daily price movement of the Long Treasury Bond.	3:55PM

Rydex VIF Inverse Mid-Cap Strategy	Investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index.	3:55PM

Rydex VIF Inverse NASDAQ-100 Strategy	Investment returns that inversely correlate to the performance of the NASDAQ 100 Index.	3:55PM

Rydex VIF Inverse Russell 2000 Strategy	Investment returns that inversely correlate to the daily performance of the Russell 2000 Index.	3:55PM

Rydex VIF Inverse S&P 500 Strategy	Investment returns that inversely correlate to the daily performance of the S&P 500 Index.	3:55PM

Rydex VIF Japan 2x Strategy	Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average on a daily basis.	3:55PM

Rydex VIF Leisure	Capital appreciation.	3:50PM

Rydex VIF Mid-Cap 1.5x Strategy	Investment results that correlate to 150% of the performance of the S&P MidCap 400® Index on a daily basis.	3:55PM

Rydex VIF NASDAQ-100 Strategy	Investment returns that correspond to a benchmark for over-the-counter securities.	3:55PM

Rydex VIF NASDAQ-100 2x Strategy	Investment returns that correlate to 200% of the performance of the NASDAQ 100 Index on a daily basis.	3:55PM

Rydex VIF Nova	Investment results that match the performance of a specific benchmark on a daily basis.	3:55PM

Rydex VIF Precious Metals	Capital appreciation.	3:50PM

Rydex VIF Real Estate	Capital appreciation.	3:50PM

Rydex VIF Retailing	Capital appreciation.	3:50PM

Rydex VIF Russell 2000 1.5x Strategy	Investment results that correlate to 150% of the performance of the Russell 2000 Index on a daily basis.	3:55PM

Rydex VIF Russell 2000 2x Strategy	Investment results that correlate to 200% of the performance of the Russell 2000 Index on a daily basis.	3:55PM

Rydex VIF S&P 500 2x Strategy	Investment results that correlate to 200% of the performance of the S&P 500 index on a daily basis.	3:55PM

Rydex VIF S&P 500 Pure Growth	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index.	3:50PM

Rydex VIF S&P 500 Pure Value	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index.	3:50PM

Rydex VIF S&P MidCap 400 Pure Growth	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index.	3:50PM

Rydex VIF S&P MidCap 400 Pure Value	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index.	3:50PM

Rydex VIF S&P SmallCap 600 Pure Growth	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index.	3:50PM

Rydex VIF S&P SmallCap 600 Pure Value	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index.	3:50PM

Rydex VIF Strengthening Dollar 2x Strategy	Investment results that correlate to 200% of the performance of the U.S. Dollar Index on a daily basis.	3:55PM

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Rydex VIF Technology	Capital appreciation.	3:50PM

Rydex VIF Telecommunications	Capital appreciation.	3:50PM

Rydex VIF Transportation	Capital appreciation.	3:50PM

Rydex VIF Utilities	Capital appreciation.	3:50PM

Rydex VIF Weakening Dollar 2X Strategy	To match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the inverse performance of the US Dollar Index.	3:55PM

INVESCO Variable Insurance Funds Managed by Invesco Advisers, Inc.

Invesco V.I. Balanced-Risk Allocation (Series II)	Total return with a low to moderate correlation to traditional financial market indices.

Invesco V.I. Comstock (Series I)	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco V.I. Core Equity (Series I)	Long term growth of capital.

Invesco V.I. Core Plus Bond (Series I)	Total return, comprised of current income and capital appreciation.

Invesco V.I. Diversified Dividend (Series I)	Provide reasonable current income and long-term growth of income and capital.

Invesco V.I. Equity and Income (Series I)	Both capital appreciation and current income.

Invesco V.I. Global Real Estate (Series I)	Total return through growth of capital and current income.

Invesco V.I. Government Money Market (Series I)	To provide current income as is consistent with preservation of capital and daily liquidity.

Invesco V.I. Government Securities (Series I)	Total return, comprised of current income and capital appreciation.

Invesco V.I. Growth and Income (Series I)	Seek long term growth of capital and income.

Invesco V.I. Health Care (Series I)	Long term growth of capital.

Invesco V.I. High Yield (Series I)	Total return, comprised of current income and capital appreciation.

Invesco V.I. International Growth (Series I)	Long-term growth of capital.

Invesco V.I. Mid Cap Core Equity (Series II)	Long-term growth of capital.

Invesco V.I. Technology (Series I)	Long-term growth of capital.

Invesco V.I. Value Opportunities[2]	Long-term growth of capital.

Ivy Variable Insurance Portfolios Managed by Waddell & Reed Investment Management Company

Ivy VIP Asset Strategy (Class II)	Total return.

Ivy VIP Balanced (Class II)	Total return through a combination of capital appreciation and current income.

Ivy VIP Bond (Class II)	Current income consistent with preservation of capital.

Ivy VIP Energy (Class II)	Capital growth and appreciation.

Ivy VIP Global Bond (Class II)	A high level of current income. Capital appreciation is a secondary objective.

Ivy VIP High Income (Class II)	Total return through a combination of high current income and capital appreciation.

Ivy VIP Limited Term Bond (Class II)	Current income consistent with preservation of capital.

Ivy VIP Mid Cap Growth (Class II)	Growth of capital.

Ivy VIP Natural Resources (Class II)	Capital growth and appreciation.

Ivy VIP Science and Technology (Class II)	Growth of capital.

Ivy VIP Value (Class II)	Capital appreciation.

Janus Aspen Series Managed by Janus Capital Management LLC

Janus Henderson Balanced (Institutional)	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Henderson Enterprise (Institutional)	Long-term growth of capital.

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Janus Henderson Flexible Bond (Service)	Maximum total return, consistent with preservation of capital.

Janus Henderson Forty (Institutional)	Long-term growth of capital.

Janus Henderson Global Research (Institutional)	Long term growth of capital.

Janus Henderson Mid Cap Value (Institutional)	Capital appreciation.

Janus Henderson Overseas (Institutional)	Long-term growth of capital.

Janus Henderson Research (Institutional)	Long-term growth of capital.

Janus Henderson U.S. Low Volatility (Service)	Capital appreciation.

John Hancock Variable Insurance Trust Managed by John Hancock Investment Management Services, LLC

Emerging Markets Value	Long term capital appreciation.

JPMorgan Insurance Trust Managed by J.P. Morgan Investment Management Inc.

JPMorgan Global Allocation	Long term total return.

JPMorgan Income Builder	Capital appreciation.

Lazard Retirement Series, Inc. Managed by Lazard Asset Management LLC

Lazard Retirement Emerging Markets Equity	Long-term capital appreciation.

Lazard Retirement Global Dynamic Multi Asset	Total return with volatility of approximately 10% over a full market cycle.

Lazard Retirement International Equity	Long-term capital appreciation.

Lazard Retirement U.S. Small-Mid Cap Equity	Long-term capital appreciation.

Legg Mason Partners Variable Equity Trust Managed by Legg Mason Partners Fund Advisor, LLC

ClearBridge Variable Aggressive Growth (Class I)	Capital appreciation.

ClearBridge Variable Dividend Strategy (Class I)	High level of current income, with long-term capital appreciation as its secondary objective.

ClearBridge Variable Large Cap Growth (Class I)	Long-term growth of capital.

ClearBridge Variable Small Cap Growth (Class II)	Long-term growth of capital.

QS Legg Mason Dynamic Multi-Strategy VIT (Class II)	The highest total return (a combination of income and long-term capital appreciation) over time, consistent with its asset mix; seeking to reduce volatility is a secondary objective.

Legg Mason Partners Variable Income Trust Managed by Legg Mason Partners Fund Advisor, LLC

Western Asset Variable Global High Yield Bond (Class I)	To maximize total return.

Lord Abbett Series Fund, Inc. Managed by Lord, Abbett & Co. LLC

Bond Debenture (Class VC)	High current income and the opportunity for capital appreciation to produce a high total return.

Calibrated Dividend Growth (Class VC)	Current income and capital appreciation.

Growth and Income	Long-term growth of capital and income without excessive fluctuations in market value.

International Opportunities (Class VC)[2]	Long-term capital appreciation.

40

MainStay VP Funds Trust Managed by New York Life Investment Management LLC

MainStay VP MacKay Convertible (Service Class 2)	Capital appreciation together with current income.

Merger Fund VL Managed by Westchester Capital Management, LLC

The Merger Fund VL	Capital growth by engaging in merger arbitrage.

MFS Variable Insurance Trust Managed by MFS

MFS Growth Series	Capital appreciation.

MFS Value Series	Capital appreciation.

Mutual Fund & Variable Insurance Trust Managed by Rational Advisors, Inc.

Rational Trend Aggregation VA (Class A)	Total return on investment, with dividend income as an important component of that return.

Nationwide Variable Insurance Trust Managed by Nationwide Fund Advisors

DoubleLine NVIT Total Return Tactical	Total return.

Neuberger Berman NVIT Socially Responsible (Class I)	Long term growth of capital by investing primarily in securities of companies that meet the Funds’ financial criteria and social policy.

NVIT Bond Index (Class Y)	To match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.

NVIT DFA Capital Appreciation (Class P)	Growth of capital and secondarily current income.

NVIT DFA Moderate (Class P)	High level of total return consistent with moderate level of risk.

NVIT Government Money Market (Class Y)	To provide current income as is consistent with preserving capital and maintaining liquidity.

NVIT International Index (Class Y)	To match the performance of the MSCI EAFE Index as closely as possible before the deduction of Fund expenses.

NVIT iShares Global Equity ETF (Class Y)	Long term capital appreciation.

NVIT iShares Global Fixed Income ETF (Class Y)	Total return.

NVIT Mid Cap Index (Class Y)	Capital appreciation.

NVIT Multi-Manager International Value (Class I)	Long term capital appreciation.

NVIT Multi-Manager Mid Cap Value (Class I)	Long term capital appreciation.

NVIT Nationwide Fund (Class I)	Total return through a flexible combination of capital appreciation and current income.

NVIT S&P 500 Index (Class Y)	Long-term capital appreciation.

NVIT Small Cap Index (Class Y)	To match the performance of the Russell 2000 Index as closely as possible before the deduction of Fund expenses.

Neuberger Berman Advisers Management Trust Managed by Neuberger Berman Management LLC

Mid-Cap Growth (Class I)	Growth of capital.

Mid-Cap Intrinsic Value (Class I)	Growth of capital.

Short Duration Bond (Class I)	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

U.S. Equity Index PutWrite Strategy (Class S)	Capital appreciation with an emphasis on absolute (i.e. positive) returns.

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Northern Lights Variable Trust Various Investment Advisers

7Twelve Balanced Portfolio Managed by 7Twelve Advisors, LLC	Superior volatility risk-adjusted returns when compared to the bond and equity markets in general.

BTS Tactical Fixed Income Managed by BTS Asset Management, Inc.	Total return.

Power Dividend Index Managed by W.E. Donaghue	Total return.

Power Income (Class 2) Managed by W.E. Donoghue & Co., Inc.	Total return from income and capital appreciation with capital preservation as a secondary objective.

Power Momentum Index Managed by W.E. Donaghue	Total return.

Probabilities Fund Managed by Probabilities Fund Management, LLC	Capital appreciation.

TOPS Aggressive Growth ETF (Class 1)[2] Managed by Valmark Advisers, Inc.	Capital appreciation.

TOPS Aggressive Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation.

TOPS Balanced ETF (Class 1)[2] Managed by Valmark Advisers, Inc.	Income and capital appreciation.

TOPS Balanced ETF (Class 2) Managed by Valmark Advisers, Inc.	Income and capital appreciation.

TOPS Conservative ETF (Class 1)[2] Managed by Valmark Advisers, Inc.	To preserve capital and provide moderate income and moderate capital appreciation.

TOPS Conservative ETF (Class 2) Managed by Valmark Advisers, Inc.	To preserve capital and provide moderate income and moderate capital appreciation.

TOPS Growth ETF (Class 1)[2] Managed by Valmark Advisers, Inc.	Capital appreciation.

TOPS Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation.

TOPS Managed Risk Balanced ETF (Class 1)[2] Managed by Valmark Advisers, Inc.	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

TOPS Managed Risk Balanced ETF (Class 2) Managed by Valmark Advisers, Inc.	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

TOPS Managed Risk Growth ETF (Class 1)[2] Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.

TOPS Managed Risk Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.

TOPS Managed Risk Moderate Growth ETF (Class 1)[2] Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.

TOPS Managed Risk Moderate Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.

TOPS Moderate Growth ETF (Class 1)[2] Managed by Valmark Advisers, Inc.	Capital appreciation.

TOPS Moderate Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation.

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Oppenheimer Variable Account Funds Managed by OFI Global Asset Management, Inc.

Oppenheimer Global/VA (Service)	Capital appreciation.

Oppenheimer Global Strategic Income/VA (Service)	Total return.

Oppenheimer International Growth/VA (Service)	Capital appreciation.

Oppenheimer Main Street/VA (Service)	Capital appreciation.

Oppenheimer Total Return Bond/VA (Service)	Total return.

PIMCO Variable Insurance Trust Managed by PIMCO

All Asset (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.

All Asset All Authority (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.

All Asset All Authority (Inst. Class)[2]	Maximum real return, consistent with preservation of real capital and prudent investment management.

CommodityRealReturn Strategy (Admin. Class)	Maximum real return, consistent with prudent investment management.

Dynamic Bond (formerly Unconstrained Bond)	Maximum long-term return, consistent with preservation of capital and prudent investment management.

Emerging Markets Bond (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.

Global Bond Opportunities (Admin. Class) (formerly Global Bond)	Maximum total return, consistent with preservation of capital and prudent investment management.

Global Core Bond (Hedged) (Admin. Class)	Total return which exceeds that of its benchmarks, consistent with prudent investment management.

Global Multi-Asset Managed Allocation (Admin. Class)	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.

High Yield (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.

Income (Admin. Class)	Maximize current income. Long-term capital appreciation is a secondary objective.

International Bond US Dollar-Hedged Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.

International Bond (Unhedged) (Admin. Class) (formerly Foreign Bond)	Maximum total return, consistent with preservation of capital and prudent investment management.

Long-Term U.S. Government (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.

Low Duration (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.

Real Return (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.

Short-Term (Admin. Class)	Maximum current income, consistent with preservation of capital and daily liquidity.

Total Return (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust Managed by Pioneer Investment Management, Inc.

Pioneer Bond VCT (Class II)	Current income.

Pioneer Equity Income VCT (Class II)	Current income and long-term growth of capital.

Pioneer Fund VCT (Class II)	Reasonable income and capital growth.

Pioneer High Yield VCT (Class II)	Maximize total return (income plus capital appreciation).

Pioneer Mid Cap Value VCT (Class II)	Capital appreciation.

Pioneer Strategic Income VCT (Class II)	A high level of current income.

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ProFunds Managed by ProFund Advisors

Access VP High Yield	Seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.	2:55PM

ProFunds VP Asia 30	Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.	3:55PM

ProFunds VP Banks	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Banks Index.	3:55PM

ProFunds VP Basic Materials	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic Materials Index.	3:55PM

ProFunds VP Bear	Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP Biotechnology	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Biotechnology Index.	3:55PM

ProFunds VP Bull	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500.	3:55PM

ProFunds VP Consumer Goods	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Goods Index.	3:55PM

ProFunds VP Consumer Services	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Services Index.	3:55PM

ProFunds VP Emerging Markets	Seeks investment results, before fees and expenses, that correspond to the performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.	3:55PM

ProFunds VP Europe 30	Seeks investment results, before fees and expenses, that correspond to the performance of the Pro-Funds Europe 30 Index.	3:55PM

ProFunds VP Falling US Dollar	Seeks investment results, before fees and expenses, that correspond to the performance of the basket of currencies included in the U.S. Dollar Index.	3:55PM

ProFunds VP Financials	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Financials Index.	3:55PM

ProFunds VP Government Money Market[3]	Seeks a high level of current income consistent with liquidity and preservation of capital.	3:55PM

ProFunds VP Health Care	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health Care Index.	3:55PM

ProFunds VP Industrials	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.	3:55PM

ProFunds VP International	Seeks investment results, before fees and expenses, that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.	3:55PM

ProFunds VP Internet	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Internet Composite Index.	3:55PM

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ProFunds VP Japan	Seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average. Seeks return consistent with investment of equities of the Index hedged to US dollars that is not affected by currency movements in the yen versus the US dollar.	3:55PM

ProFunds VP Large-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index.	3:55PM

ProFunds VP Large-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index.	3:55PM

ProFunds VP Mid-Cap	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400.	3:55PM

ProFunds VP Mid-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index.	3:55PM

ProFunds VP Mid-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index.	3:55PM

ProFunds VP NASDAQ-100	Seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100 Index.	3:55PM

ProFunds VP Oil and Gas	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil and Gas Index.	3:55PM

ProFunds VP Pharmaceuticals	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Pharmaceuticals Index.	3:55PM

ProFunds VP Precious Metals	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious Metals Index.	3:55PM

ProFunds VP Real Estate	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real Estate Index.	3:55PM

ProFunds VP Rising Rates Opportunity	Seeks investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP Semiconductor	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Semiconductors Index.	3:55PM

ProFunds VP Short Emerging Markets	Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP Short International	Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP Short Mid-Cap	Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

45

ProFunds VP Short NASDAQ-100	Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP Short Small-Cap	Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP Small Cap	Seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000 Index.	3:55PM

ProFunds VP Small-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index.	3:55PM

ProFunds VP Small-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index.	3:55PM

ProFunds VP Technology	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Technology Index.	3:55PM

ProFunds VP Telecommunications	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S Telecommunications Index.	3:55PM

ProFunds VP U.S. Government Plus	Seeks investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP UltraBull	Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP UltraMid-Cap	Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP UltraNASDAQ-100	Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP UltraShort NASDAQ-100	Seeks investment results, before fees and expenses, that correspond to twice (2x the inverse (opposite) of the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP UltraSmall-Cap	Seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	3:55PM

ProFunds VP Utilities	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.	3:55PM

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Putnam Variable Trust Managed by Putnam Management

Putnam VT Diversified Income (Class IB)	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.

Putnam VT Equity Income (Class IB)	Seeks capital growth and current income.

Putnam VT High Yield (Class IB)	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

Putnam VT Income (Class IB)	Seeks high current income consistent with what Putnam Management believes to be prudent risk.

Putnam VT Mortgage Securities (Class IB)	High level of current income as Putnam Investment Management LLC believes is consistent with preservation of capital.

Putnam VT Multi Asset Absolute Return (Class IB) (formerly Putnam Absolute Return 500)	Seeks positive total return.

Royce Capital Fund Managed by Royce & Associates, LLC

Royce Micro-Cap (Investment Class)	Long-term growth of capital.

Royce Small-Cap (Investment Class)	Long-term growth of capital.

SEI Insurance Products Trust Managed by SEI Investments Management Corporation

SEI VP Balanced Strategy	Capital appreciation while maintaining broad equity and fixed income market participation.

SEI VP Conservative Strategy	Manage risk of loss while providing the opportunity for modest capital appreciation.

SEI VP Defensive Strategy	Manage risk of loss while providing the opportunity for limited capital appreciation.

SEI VP Market Growth Strategy	Capital appreciation while maintaining broad equity and fixed income market participation.

SEI VP Market Plus Strategy	Long-term capital appreciation.

SEI VP Moderate Strategy	Capital appreciation, while managing the risk of loss.

T. Rowe Price Equity Series, Inc. Managed by T. Rowe Price Associates, Inc.

T. Rowe Price Blue Chip Growth (Class II)	Long-term capital growth. Income is a secondary objective.

T. Rowe Price Equity Income	High level of dividend income and long-term capital growth primarily through investments in stocks.

T. Rowe Price Health Sciences (Class II)	Long term capital appreciation.

T. Rowe Price Fixed Income Series, Inc. Managed by T. Rowe Price Associates, Inc.

T. Rowe Price Limited-Term Bond (Class II)	High level income consistent with moderate fluctuations of principle value.

Third Avenue Variable Series Trust Managed by Third Avenue Management, LLC

Third Avenue Value	Long-term capital appreciation.

Timothy Plan Managed by Timothy Partners, Ltd.

Timothy Plan Conservative Growth VS	Moderate levels of long-term capital growth.

Timothy Plan Strategic Growth VS	Medium to high levels of long-term capital growth.

Two Roads Shared Trust Various Investment Advisers

Redwood Managed Volatility (Class I) Managed by Redwood Investment Management LLC	Total return and prudent management of portfolio downside volatility and downside loss.

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Redwood Managed Volatility (Class N)[2] Managed by Redwood Investment Management LLC	Total return and prudent management of portfolio downside volatility and downside loss.

VanEck VIP Trust Managed by Van Eck Associates Corporation

Emerging Markets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.

Global Gold (Class S)	Long-term capital appreciation by investing in common stocks of gold-mining companies.

Global Hard Assets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.

Unconstrained Emerging Markets Bond (Initial Class)	High total return-income plus capital appreciation.

Vanguard Variable Insurance Fund Managed by The Vanguard Group, Inc. unless indicated otherwise

Vanguard Balanced Managed by Wellington Management Company, LLP	Long-term capital appreciation and reasonable current income.	2:30PM

Vanguard Capital Growth Managed by PRIMECAP Management Company	Long-term capital appreciation.	2:30PM

Vanguard Conservative Allocation	Current income and low to moderate capital appreciation.	2:30PM

Vanguard Diversified Value Managed by Barrow, Hanley, Mewhinney & Strauss, LLC	Long-term capital appreciation and income.	2:30PM

Vanguard Equity Income Managed by Wellington Management Company, LLP and The Vanguard Group, Inc.	An above-average level of current income and reasonable long-term capital appreciation.	2:30PM

Vanguard Equity Index	To track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	2:30PM

Vanguard Global Bond Index	Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	2:30PM

Vanguard Growth Managed by Delaware Investment Fund Advisers, Wellington Management Company, LLP, and William Blair & Company	Long-term capital appreciation.	2:30PM

Vanguard High Yield Bond Managed by Wellington Management Company, LLP	High level of current income.	2:30PM

Vanguard International Managed by Baillie Gifford Overseas Ltd., M&G Investment Management Limited, Schroder Investment Management North American Inc.	Long-term capital appreciation.	2:30PM

Vanguard Mid-Cap Index	Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	2:30PM

Vanguard Moderate Allocation	Seeks to provide capital appreciation and a low to moderate level of current income.	2:30PM

Vanguard REIT Index	Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	2:30PM

Vanguard Short-Term Investment Grade	Current income while maintaining limited price volatility.	2:30PM

48

Vanguard Small Company Growth[2] Managed by Managed by Granahan Investment Management, Inc., The Vanguard Group, Inc.	Long-term capital appreciation.	2:30PM

Vanguard Total Bond Market Index	Track the performance of a broad, market-weighted bond index.	2:30PM

Vanguard Total International Stock Market Index	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	2:30PM

Vanguard Total Stock Market Index	Track the performance of a benchmark index that measures the investment return of the overall stock market.	2:30PM

Virtus Variable Insurance Trust Managed by Virtus Investment Advisers, Inc.

Virtus Duff & Phelps International Series I	High total return consistent with reasonable risk.

Virtus Duff & Phelps Real Estate Securities Series A	Capital appreciation and income with approximately equal emphasis.

Virtus Newfleet Multi-Sector Intermediate Bond Series A	Long-term total return.

Wells Fargo Advantage Variable Trust Managed by Wells Fargo Funds Management, LLC

VT Discovery (Class 2)	Long term capital appreciation.

VT Opportunity (Class 2)	Long-term capital appreciation.

[1]

We must receive transfer requests involving these Sub-accounts no later than the time shown. This list may change anytime without notice. Any transfer request involving these Sub-accounts received after the applicable cut-off time set forth in the chart, including a transfer request involving any other Sub-account not listed or any Sub-account with an earlier cut-off time will be processed on the next business day. This restriction applies only to transfers involving a Sub-account that invests in an Investment Portfolio that imposes an early cut-off. It does not apply to Purchase Payments or Contract Withdrawals.

[2]

This Sub-account is not available as an investment option for new Contracts issued on or after May 1, 2019. Contracts issued prior to May 1, 2019, with assets allocated to this Sub-account as of that date may continue to transfer Contract Value and allocate new Purchase Payments to this Sub-account provided the allocation to that Sub-account is greater than $0. Once the allocation to this Sub-account falls to $0, this Sub-account is no longer an investment option available under your Contract.

[3]	This Sub-account is no longer available to receive transfers or new Purchase Payments effective May 1, 2019.

49

APPENDIX B

Condensed Financial Information

The following Sub-accounts were added to the Separate Account on May 1, 2019. Therefore, no Condensed Financial Information is available:

•	Nationwide Variable Insurance Trust – NVIT iShares Global Equity ETF (Class Y)

•	Nationwide Variable Insurance Trust – NVIT iShares Global Fixed Income ETF (Class Y)

•	Northern Lights Variable Trust – TOPS Aggressive Growth ETF (Class 2)

•	Northern Lights Variable Trust – TOPS Balanced ETF (Class 2)

•	Vanguard Variable Insurance Fund – Vanguard Conservative Allocation

•	Vanguard Variable Insurance Fund – Vanguard Global Bond Index

•	Vanguard Variable Insurance Fund – Vanguard Moderate Allocation

•	Vanguard Variable Insurance Fund – Vanguard Total International Stock Market Index

The following Sub-accounts were added to the Separate Account on February 8, 2019. Therefore, no Condensed Financial Information is available:

•	Mutual Fund & Variable Insurance Trust – Rational Trend Aggregation VA (Class A)

•	Nationwide Variable Insurance Trust – NVIT Government Money Market (Class Y)

MONUMENT ADVISOR WITHOUT ROP RIDER

The tables below provide per unit information about the financial history of each Sub-account.

The inception of the funds is May 4, 2005 unless otherwise noted.

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy (inception November 15, 2013)
Beginning AUV	$9.369	$8.421	$7.881	$8.993	$9.316	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$8.960	$9.369	$8.421	$7.881	$8.993	$9.316	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	598	507	650	274	152	41	N/A	N/A	N/A	N/A
ALGER PORTFOLIOS:
Alger Capital Appreciation
Beginning AUV	$46.052	$35.132	$34.957	$32.919	$28.938	$21.406	$18.094	$18.149	$15.917	$10.534
Ending AUV	$46.006	$46.052	$35.132	$34.957	$32.919	$28.938	$21.406	$18.094	$18.149	$15.917
Ending number of AUs (000s)	364	374	355	486	409	396	260	222	109	110
Alger Large Cap Growth
Beginning AUV	$28.549	$22.224	$22.409	$22.031	$19.850	$14.695	$13.376	$13.422	$11.838	$8.022
Ending AUV	$29.180	$28.549	$22.224	$22.409	$22.031	$19.850	$14.695	$13.376	$13.422	$11.838
Ending number of AUs (000s)	162	77	89	101	161	169	106	75	71	93
Alger Mid Cap Growth
Beginning AUV	$26.220	$20.201	$20.007	$20.325	$18.817	$13.852	$11.920	$12.996	$10.886	$7.176
Ending AUV	$24.268	$26.220	$20.201	$20.007	$20.325	$18.817	$13.852	$11.920	$12.996	$10.886
Ending number of AUs (000s)	65	63	58	38	66	70	35	44	87	95

50

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AB VPS Global Thematic Growth (inception November 19, 2010)
Beginning AUV	$16.196	$11.883	$11.988	$11.679	$11.143	$9.065	$8.005	$10.451	$10.011	N/A
Ending AUV	$14.579	$16.196	$11.883	$11.988	$11.679	$11.143	$9.065	$8.005	$10.451	N/A
Ending number of AUs (000s)	40	99	25	33	21	32	32	8	0	N/A
AB VPS Growth and Income (inception May 1, 2006)
Beginning AUV	$23.665	$19.899	$17.879	$17.580	$16.048	$11.891	$10.118	$9.517	$8.415	$6.965
Ending AUV	$22.338	$23.665	$19.899	$17.879	$17.580	$16.048	$11.891	$10.118	$9.517	$8.415
Ending number of AUs (000s)	487	518	511	444	421	331	173	80	42	45
AB VPS International Growth (inception May 1, 2008)
Beginning AUV	$10.996	$8.167	$8.788	$8.984	$9.113	$8.041	$6.978	$8.312	$7.381	$5.301
Ending AUV	$9.060	$10.996	$8.167	$8.788	$8.984	$9.113	$8.041	$6.978	$8.312	$7.381
Ending number of AUs (000s)	69	329	159	148	168	150	86	77	64	46
AB VPS International Value (inception May 1, 2008)
Beginning AUV	$9.112	$7.284	$7.343	$7.171	$7.666	$6.246	$5.470	$6.789	$6.509	$4.845
Ending AUV	$7.018	$9.112	$7.284	$7.343	$7.171	$7.666	$6.246	$5.470	$6.789	$6.509
Ending number of AUs (000s)	309	247	227	197	183	261	77	60	54	34
AB VPS Small Mid Cap Value (inception May 1, 2006)
Beginning AUV	$26.709	$23.668	$18.966	$20.111	$18.459	$13.412	$11.321	$12.389	$9.787	$6.860
Ending AUV	$22.624	$26.709	$23.668	$18.966	$20.111	$18.459	$13.412	$11.321	$12.389	$9.787
Ending number of AUs (000s)	415	386	436	297	336	285	266	265	208	117
ALPS VARIABLE INVESTMENT TRUST:
ALPS/Alerian Energy Infrastructure (inception May 1, 2013)
Beginning AUV	$10.398	$10.486	$7.447	$11.997	$10.720	$9.850	N/A	N/A	N/A	N/A
Ending AUV	$8.426	$10.398	$10.486	$7.447	$11.997	$10.720	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	905	1,229	1,124	871	594	311	N/A	N/A	N/A	N/A
ALPS/RedRocks Listed Private Equity (inception May 1, 2015)
Beginning AUV	$12.480	$9.987	$9.250	$9.250	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.916	$12.480	$9.987	$9.250	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	66	69	49	26	N/A	N/A	N/A	N/A	N/A	N/A
Morningstar Aggressive Growth ETF Asset Allocation (inception May 1, 2008)
Beginning AUV	$16.813	$14.035	$12.620	$12.988	$12.432	$10.525	$9.217	$9.706	$8.425	$6.619
Ending AUV	$15.245	$16.813	$14.035	$12.620	$12.988	$12.432	$10.525	$9.217	$9.706	$8.425
Ending number of AUs (000s)	174	149	86	45	30	45	4	1	3	3

51

Morningstar Balanced ETF Asset Allocation (inception May 1, 2008)
Beginning AUV	$15.874	$14.007	$12.913	$13.206	$12.636	$11.296	$10.194	$10.285	$9.214	$7.709
Ending AUV	$14.885	$15.874	$14.007	$12.913	$13.206	$12.636	$11.296	$10.194	$10.285	$9.214
Ending number of AUs (000s)	765	730	714	652	398	281	235	247	242	89
Morningstar Conservative ETF Asset Allocation (inception May 1, 2008)
Beginning AUV	$13.496	$12.707	$12.148	$12.297	$11.966	$11.666	$11.089	$10.751	$10.106	$9.334
Ending AUV	$13.176	$13.496	$12.707	$12.148	$12.297	$11.966	$11.666	$11.089	$10.751	$10.106
Ending number of AUs (000s)	341	313	292	178	360	344	303	148	156	144
Morningstar Growth ETF Asset Allocation (inception May 1, 2008)
Beginning AUV	$16.582	$14.137	$12.887	$13.219	$12.641	$10.847	$9.606	$9.973	$8.759	$7.027
Ending AUV	$15.249	$16.582	$14.137	$12.887	$13.219	$12.641	$10.847	$9.606	$9.973	$8.759
Ending number of AUs (000s)	533	606	465	391	281	175	151	161	75	37
Morningstar Income & Growth ETF Asset Allocation (inception May 1, 2008)
Beginning AUV	$14.634	$13.311	$12.513	$12.727	$12.320	$11.478	$10.641	$10.527	$9.669	$8.534
Ending AUV	$14.012	$14.634	$13.311	$12.513	$12.727	$12.320	$11.478	$10.641	$10.527	$9.669
Ending number of AUs (000s)	281	290	221	150	182	153	146	61	61	26
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
American Century VP Balanced
Beginning AUV	$22.703	$19.930	$18.628	$19.120	$17.405	$14.822	$13.257	$12.586	$11.275	$9.763
Ending AUV	$21.833	$22.703	$19.930	$18.628	$19.120	$17.405	$14.822	$13.257	$12.586	$11.275
Ending number of AUs (000s)	470	485	369	262	122	129	133	70	78	101
American Century VP Income & Growth
Beginning AUV	$25.936	$21.526	$18.969	$20.099	$17.865	$13.153	$11.463	$11.117	$9.739	$8.247
Ending AUV	$24.155	$25.936	$21.526	$18.969	$20.099	$17.865	$13.153	$11.463	$11.117	$9.739
Ending number of AUs (000s)	359	392	406	333	326	234	340	67	66	54
American Century VP Inflation Protection
Beginning AUV	$15.300	$14.758	$14.138	$14.495	$14.032	$15.332	$14.278	$12.777	$12.157	$11.028
Ending AUV	$14.869	$15.300	$14.758	$14.138	$14.495	$14.032	$15.332	$14.278	$12.777	$12.157
Ending number of AUs (000s)	729	550	543	342	223	199	428	409	334	246
American Century VP International
Beginning AUV	$22.157	$16.887	$17.870	$17.735	$18.769	$15.333	$12.655	$14.387	$12.699	$9.494
Ending AUV	$18.785	$22.157	$16.887	$17.870	$17.735	$18.769	$15.333	$12.655	$14.387	$12.699
Ending number of AUs (000s)	149	115	115	151	121	94	116	88	64	50
American Century VP Large Company Value (inception May 1, 2007)
Beginning AUV	$16.960	$15.269	$13.249	$13.786	$12.214	$9.300	$7.990	$7.901	$7.120	$5.931
Ending AUV	$15.596	$16.960	$15.269	$13.249	$13.786	$12.214	$9.300	$7.990	$7.901	$7.120
Ending number of AUs (000s)	116	136	320	324	124	78	63	47	13	17

52

American Century VP Mid Cap Value (inception November 20, 2009)
Beginning AUV	$29.643	$26.540	$21.602	$21.916	$18.825	$14.468	$12.437	$12.524	$10.502	$9.991
Ending AUV	$25.838	$29.643	$26.540	$21.602	$21.916	$18.825	$14.468	$12.437	$12.524	$10.502
Ending number of AUs (000s)	254	281	376	424	688	474	364	125	47	—
American Century VP Ultra (inception May 1, 2007)
Beginning AUV	$27.088	$20.486	$19.614	$18.457	$16.780	$12.241	$10.745	$10.632	$9.159	$6.811
Ending AUV	$27.293	$27.088	$20.486	$19.614	$18.457	$16.780	$12.241	$10.745	$10.632	$9.159
Ending number of AUs (000s)	134	207	133	91	36	97	55	116	14	2
American Century VP Value
Beginning AUV	$26.246	$24.135	$20.033	$20.842	$18.431	$13.992	$12.212	$12.090	$10.659	$8.893
Ending AUV	$23.845	$26.246	$24.135	$20.033	$20.842	$18.431	$13.992	$12.212	$12.090	$10.659
Ending number of AUs (000s)	397	458	524	368	415	266	187	195	181	149
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation (inception November 15, 2013)
Beginning AUV	$13.777	$11.886	$10.888	$10.766	$10.237	$10.036	N/A	N/A	N/A	N/A
Ending AUV	$13.111	$13.777	$11.886	$10.888	$10.766	$10.237	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	2,245	1,727	1,259	1,101	345	14	N/A	N/A	N/A	N/A
Blue Chip Income and Growth (inception November 15, 2013)
Beginning AUV	$16.008	$13.717	$11.576	$11.960	$10.388	$10.023	N/A	N/A	N/A	N/A
Ending AUV	$14.580	$16.008	$13.717	$11.576	$11.960	$10.388	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	1,278	933	752	220	169	10	N/A	N/A	N/A	N/A
Bond (inception November 15, 2013)
Beginning AUV	$11.071	$10.719	$10.426	$10.434	$9.924	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$10.973	$11.071	$10.719	$10.426	$10.434	$9.924	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	743	537	293	670	572	7	N/A	N/A	N/A	N/A
Capital Income Builder (inception May 1, 2018)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.564	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	138	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Global Bond (inception November 15, 2013)
Beginning AUV	$10.567	$9.910	$9.676	$10.107	$9.992	$10.008	N/A	N/A	N/A	N/A
Ending AUV	$10.397	$10.567	$9.910	$9.676	$10.107	$9.992	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	236	195	159	118	53	1	N/A	N/A	N/A	N/A

53

Global Growth & Income (inception May 1, 2018)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.897	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	101	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Global Growth (inception May 1, 2018)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.844	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Global Small Cap (inception May 1, 2018)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.758	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	145	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Growth (inception November 15, 2013)
Beginning AUV	$16.779	$13.111	$12.004	$11.263	$10.405	$10.057	N/A	N/A	N/A	N/A
Ending AUV	$16.695	$16.779	$13.111	$12.004	$11.263	$10.405	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	2,076	1,909	1,042	664	203	10	N/A	N/A	N/A	N/A
Growth-Income (inception November 15, 2013)
Beginning AUV	$15.825	$12.963	$11.652	$11.512	$10.433	$10.043	N/A	N/A	N/A	N/A
Ending AUV	$15.499	$15.825	$12.963	$11.652	$11.512	$10.433	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	1,490	1,373	896	644	214	10	N/A	N/A	N/A	N/A
High-Income Bond (inception November 15, 2013)
Beginning AUV	$11.746	$11.016	$9.392	$10.145	$10.109	$10.009	N/A	N/A	N/A	N/A
Ending AUV	$11.436	$11.746	$11.016	$9.392	$10.145	$10.109	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	189	911	700	63	29	9	N/A	N/A	N/A	N/A
International (inception November 15, 2013)
Beginning AUV	$13.264	$10.056	$9.743	$10.229	$10.531	$10.079	N/A	N/A	N/A	N/A
Ending AUV	$11.485	$13.264	$10.056	$9.743	$10.229	$10.531	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	1,891	1,691	1,123	719	283	17	N/A	N/A	N/A	N/A
International Growth & Income (inception May 1, 2018)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.759	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	236	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

54

Managed Risk Asset Allocation (inception November 15, 2013)
Beginning AUV	$12.820	$11.167	$10.409	$10.522	$10.225	$10.034	N/A	N/A	N/A	N/A
Ending AUV	$12.192	$12.820	$11.167	$10.409	$10.522	$10.225	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	348	243	162	102	79	15	N/A	N/A	N/A	N/A
Managed Risk Blue Chip Income and Growth (inception November 15, 2013)
Beginning AUV	$13.530	$11.762	$10.373	$11.205	$10.365	$10.028	N/A	N/A	N/A	N/A
Ending AUV	$12.532	$13.530	$11.762	$10.373	$11.205	$10.365	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	203	223	114	32	59	2	N/A	N/A	N/A	N/A
Mortgage (inception November 15, 2013)
Beginning AUV	$10.876	$10.771	$10.559	$10.390	$9.897	$10.010	N/A	N/A	N/A	N/A
Ending AUV	$10.883	$10.876	$10.771	$10.559	$10.390	$9.897	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	841	291	251	583	39	0	N/A	N/A	N/A	N/A
New World (inception July 31, 2015)
Beginning AUV	$12.897	$9.993	$9.514	$10.050	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.060	$12.897	$9.993	$9.514	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	2,217	1,214	530	125	N/A	N/A	N/A	N/A	N/A	N/A
U.S. Government/AAA Rated Securities (inception May 1, 2018)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.282	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	555	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Advantage Large Cap Core V.I. (inception November 18, 2011)
Beginning AUV	$23.383	$19.172	$17.388	$17.347	$15.478	$11.620	$10.338	$9.991	N/A	N/A
Ending AUV	$22.095	$23.383	$19.172	$17.388	$17.347	$15.478	$11.620	$10.338	N/A	N/A
Ending number of AUs (000s)	163	60	42	44	42	12	4	—	N/A	N/A
BlackRock Advantage Large Cap Value V.I. (inception November 18, 2011)
Beginning AUV	$22.812	$19.521	$17.249	$17.620	$15.773	$11.845	$10.459	$10.033	N/A	N/A
Ending AUV	$20.882	$22.812	$19.521	$17.249	$17.620	$15.773	$11.845	$10.459	N/A	N/A
Ending number of AUs (000s)	107	82	34	33	33	20	5	—	N/A	N/A
BlackRock Equity Dividend V.I. (inception November 18, 2011)
Beginning AUV	$21.238	$18.231	$15.709	$15.838	$14.522	$11.700	$10.456	$10.013	N/A	N/A
Ending AUV	$19.663	$21.238	$18.231	$15.709	$15.838	$14.522	$11.700	$10.456	N/A	N/A
Ending number of AUs (000s)	406	341	275	258	286	282	240	43	N/A	N/A
BlackRock Global Allocation V.I. (inception November 18, 2011)
Beginning AUV	$14.977	$13.172	$12.689	$12.817	$12.574	$10.990	$9.994	$9.986	N/A	N/A
Ending AUV	$13.842	$14.977	$13.172	$12.689	$12.817	$12.574	$10.990	$9.994	N/A	N/A
Ending number of AUs (000s)	1,249	1,306	1,396	1,242	1,298	736	247	21	N/A	N/A

55

BlackRock Large Cap Focus Growth V.I. (inception November 18, 2011)
Beginning AUV	$25.618	$19.824	$18.433	$17.981	$15.779	$11.812	$10.288	$9.972	N/A	N/A
Ending AUV	$26.326	$25.618	$19.824	$18.433	$17.981	$15.779	$11.812	$10.288	N/A	N/A
Ending number of AUs (000s)	187	152	44	53	54	28	16	—	N/A	N/A
BLACKROCK VARIABLE SERIES FUNDS II, INC.:
BlackRock High Yield V.I. (inception February 3, 2012)
Beginning AUV	$14.430	$13.478	$11.948	$12.423	$12.119	$11.113	$10.042	N/A	N/A	N/A
Ending AUV	$14.013	$14.430	$13.478	$11.948	$12.423	$12.119	$11.113	N/A	N/A	N/A
Ending number of AUs (000s)	761	1,482	1,925	854	1,226	1,412	1,341	N/A	N/A	N/A
BlackRock Total Return V.I. (inception November 18, 2011)
Beginning AUV	$11.645	$11.283	$11.013	$11.021	$10.369	$10.507	$10.000	$9.983	N/A	N/A
Ending AUV	$11.561	$11.645	$11.283	$11.013	$11.021	$10.369	$10.507	$10.000	N/A	N/A
Ending number of AUs (000s)	1,167	1,107	885	718	664	266	33	—	N/A	N/A
BlackRock U.S. Government Bond V.I. (inception February 3, 2012)
Beginning AUV	$10.569	$10.444	$10.343	$10.334	$9.789	$10.119	$9.963	N/A	N/A	N/A
Ending AUV	$10.568	$10.569	$10.444	$10.343	$10.334	$9.789	$10.119	N/A	N/A	N/A
Ending number of AUs (000s)	263	111	200	131	59	11	3	N/A	N/A	N/A
CALVERT VARIABLE PRODUCTS:
Calvert VP SRI Balanced (inception May 1, 2014)
Beginning AUV	$12.502	$11.235	$10.460	$10.730	$10.019	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.170	$12.502	$11.235	$10.460	$10.730	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	107	104	43	31	3	N/A	N/A	N/A	N/A	N/A
COLUMBIA FUNDS VARIABLE INSURANCE TRUST:
AQR Managed Futures Strategy (inception December 18, 2015
Beginning AUV	$8.995	$9.082	$9.989	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.297	$8.995	$9.082	$9.989	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	882	1,377	1,060	91	N/A	N/A	N/A	N/A	N/A	N/A
Select Large-Cap Value (inception March 14, 2011)
Beginning AUV	$23.092	$19.090	$15.915	$16.732	$15.014	$10.873	$9.174	$10.009	N/A	N/A
Ending AUV	$20.269	$23.092	$19.090	$15.915	$16.732	$15.014	$10.873	$9.174	N/A	N/A
Ending number of AUs (000s)	476	353	204	124	139	118	162	125	N/A	N/A
Select Small Cap Value (inception March 14, 2011)
Beginning AUV	$20.309	$18.087	$15.873	$16.374	$15.439	$10.393	$8.814	$9.916	N/A	N/A
Ending AUV	$17.753	$20.309	$18.087	$15.873	$16.374	$15.439	$10.393	$8.814	N/A	N/A
Ending number of AUs (000s)	106	130	295	318	169	215	47	9	N/A	N/A

56

Seligman Global Technology
Beginning AUV	$50.586	$37.493	$31.503	$28.688	$22.929	$18.273	$17.073	$18.174	$15.792	$9.740
Ending AUV	$46.312	$50.586	$37.493	$31.503	$28.688	$22.929	$18.273	$17.073	$18.174	$15.792
Ending number of AUs (000s)	198	287	202	97	235	178	137	52	40	40
Strategic Income (inception May 1, 2016)
Beginning AUV	$11.023	$10.409	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.952	$11.023	$10.409	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	192	221	54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
CREDIT SUISSE TRUST:
Commodity Return Strategy (inception May 1, 2006)
Beginning AUV	$5.711	$5.626	$5.022	$6.705	$8.079	$9.004	$9.196	$10.528	$9.025	$7.554
Ending AUV	$5.045	$5.711	$5.626	$5.022	$6.705	$8.079	$9.004	$9.196	$10.528	$9.025
Ending number of AUs (000s)	283	294	310	276	463	372	240	77	45	45
DELAWARE VARIABLE INSURANCE PRODUCT TRUST:
Delaware VIP Small Cap Value Series (inception date July 31, 2015)
Beginning AUV	$13.741	$12.296	$9.380	$10.030	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.413	$13.741	$12.296	$9.380	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	528	483	645	20	N/A	N/A	N/A	N/A	N/A	N/A
DFA INVESTMENT DIMENSIONS GROUP INC:
VA Global Bond (inception August 27, 2010)
Beginning AUV	$11.736	$11.493	$11.298	$11.126	$10.814	$10.852	$10.349	$9.903	$9.983	N/A
Ending AUV	$11.941	$11.736	$11.493	$11.298	$11.126	$10.814	$10.852	$10.349	$9.903	N/A
Ending number of AUs (000s)	3,983	4,091	4,241	4,164	4,182	3,822	1,620	827	261	N/A
VA International Small (inception August 27, 2010)
Beginning AUV	$22.444	$17.272	$16.259	$15.365	$16.307	$12.833	$10.747	$12.617	$10.132	N/A
Ending AUV	$18.007	$22.444	$17.272	$16.259	$15.365	$16.307	$12.833	$10.747	$12.617	N/A
Ending number of AUs (000s)	1,025	980	935	974	992	1,119	451	255	86	N/A
VA International Value (inception August 27, 2010)
Beginning AUV	$16.759	$13.321	$12.209	$13.123	$14.134	$11.619	$9.932	$11.959	$10.181	N/A
Ending AUV	$13.896	$16.759	$13.321	$12.209	$13.123	$14.134	$11.619	$9.932	$11.959	N/A
Ending number of AUs (000s)	1,775	1,833	1,742	1,763	1,796	1,608	691	376	64	N/A
VA Short-Term Fixed (inception August 27, 2010)
Beginning AUV	$10.379	$10.293	$10.212	$10.181	$10.167	$10.141	$10.056	$10.013	$9.990	N/A
Ending AUV	$10.563	$10.379	$10.293	$10.212	$10.181	$10.167	$10.141	$10.056	$10.013	N/A
Ending number of AUs (000s)	1,912	1,850	1,922	2,175	2,141	1,601	796	419	58	N/A

57

VA U.S. Large Value (inception August 27, 2010)
Beginning AUV	$30.880	$25.932	$21.815	$22.584	$20.703	$14.702	$12.057	$12.484	$10.203	N/A
Ending AUV	$27.138	$30.880	$25.932	$21.815	$22.584	$20.703	$14.702	$12.057	$12.484	N/A
Ending number of AUs (000s)	1,231	1,291	1,361	1,375	1,443	1,175	777	356	88	N/A
VA U.S. Targeted Value (inception August 27, 2010)
Beginning AUV	$29.730	$27.085	$21.245	$22.417	$21.616	$14.946	$12.443	$13.036	$10.256	N/A
Ending AUV	$25.012	$29.730	$27.085	$21.245	$22.417	$21.616	$14.946	$12.443	$13.036	N/A
Ending number of AUs (000s)	804	839	877	877	943	961	494	272	39	N/A
DREYFUS INVESTMENT PORTFOLIOS:
The Dreyfus Small Cap Stock Index Fund, Inc.
Beginning AUV	$33.704	$29.985	$23.849	$24.418	$23.228	$16.508	$14.263	$14.183	$11.272	$9.015
Ending AUV	$30.679	$33.704	$29.985	$23.849	$24.418	$23.228	$16.508	$14.263	$14.183	$11.272
Ending number of AUs (000s)	1,037	932	838	557	622	438	165	126	98	104
DREYFUS STOCK INDEX FUND, INC.:
Beginning AUV	$29.213	$24.036	$21.517	$21.281	$18.762	$14.211	$12.279	$12.052	$10.495	$8.307
Ending AUV	$27.859	$29.213	$24.036	$21.517	$21.281	$18.762	$14.211	$2.279	$12.052	$10.495
Ending number of AUs (000s)	775	1,058	1,109	1,245	1,557	590	736	600	782	604
DREYFUS SUSTAINABLE U.S. EQUITY FUND:
Beginning AUV	$27.506	$23.849	$21.608	$22.321	$19.674	$14.645	$13.078	$12.962	$11.289	$8.440
Ending AUV	$26.295	$27.506	$23.849	$21.608	$22.321	$19.674	$14.645	$13.078	$12.962	$11.289
Ending number of AUs (000s)	34	35	36	46	44	41	12	21	3	10
DREYFUS VARIABLE INVESTMENT FUND:
International Value
Beginning AUV	$15.808	$12.301	$12.481	$12.830	$14.149	$11.504	$10.210	$12.525	$11.991	$9.155
Ending AUV	$13.150	$15.808	$12.301	$12.481	$12.830	$14.149	$11.504	$10.210	$12.525	$11.991
Ending number of AUs (000s)	401	376	353	301	262	240	257	239	288	253
EATON VANCE VARIABLE TRUST:
Eaton Vance VT Floating-Rate Income (inception May 3, 2010)
Beginning AUV	$13.336	$12.893	$11.838	$11.953	$11.885	$11.448	$10.673	$10.407	$10.001	N/A
Ending AUV	$13.332	$13.336	$12.893	$11.838	$11.953	$11.885	$11.448	$10.673	$10.407	N/A
Ending number of AUs (000s)	5,475	4,810	5,371	2,789	3,055	3,160	1,240	749	281	N/A
FEDERATED INSURANCE SERIES:
Federated High Income Bond II
Beginning AUV	$24.933	$23.315	$20.306	$20.842	$20.296	$18.970	$16.539	$15.727	$13.708	$8.968
Ending AUV	$24.113	$24.933	$23.315	$20.306	$20.842	$20.296	$18.970	$16.539	$15.727	$13.708
Ending number of AUs (000s)	385	497	393	309	312	508	614	122	174	600

58

Federated Kaufmann II (inception November 1, 2006)
Beginning AUV	$24.411	$19.075	$18.445	$17.376	$15.878	$11.368	$9.715	$11.230	$9.537	$7.387
Ending AUV	$25.284	$24.411	$19.075	$18.445	$17.376	$15.878	$11.368	$9.715	$11.230	$9.537
Ending number of AUs (000s)	143	100	80	147	49	52	36	44	49	68
Federated Managed Volatility II
Beginning AUV	$26.220	$22.199	$20.614	$22.299	$21.460	$17.628	$15.524	$14.817	$13.219	$10.305
Ending AUV	$23.993	$26.220	$22.199	$20.614	$22.299	$21.460	$17.628	$15.524	$14.817	$13.219
Ending number of AUs (000s)	385	362	382	801	789	519	171	63	34	38
FIDELITY VARIABLE INSURANCE PRODUCTS:
Fidelity VIP Balanced (inception November 19, 2010)
Beginning AUV	$19.022	$16.382	$15.314	$15.259	$13.869	$11.627	$10.126	$10.529	$10.027	N/A
Ending AUV	$18.178	$19.022	$16.382	$15.314	$15.259	$13.869	$11.627	$10.126	$10.529	N/A
Ending number of AUs (000s)	760	697	537	537	431	266	80	18	4	N/A
Fidelity VIP Contrafund (inception November 19, 2010)
Beginning AUV	$23.109	$19.006	$17.643	$17.570	$15.736	$12.016	$10.346	$10.643	$10.040	N/A
Ending AUV	$21.575	$23.109	$19.006	$17.643	$17.570	$15.736	$12.016	$10.346	$10.643	N/A
Ending number of AUs (000s)	1,013	1,124	1,231	1,433	1,221	891	420	183	37	N/A
Fidelity VIP Disciplined Small Cap (inception November 19, 2010)
Beginning AUV	$23.443	$21.952	$17.948	$18.348	$17.486	$12.675	$10.690	$10.862	$10.029	N/A
Ending AUV	$20.326	$23.443	$21.952	$17.948	$18.348	$17.486	$12.675	$10.690	$10.862	N/A
Ending number of AUs (000s)	126	104	116	60	46	28	17	25	8	N/A
Fidelity VIP Equity-Income (inception November 19, 2010)
Beginning AUV	$22.104	$19.622	$16.670	$17.408	$16.047	$12.554	$10.725	$10.655	$10.017	N/A
Ending AUV	$20.217	$22.104	$19.622	$16.670	$17.408	$16.047	$12.554	$10.725	$10.655	N/A
Ending number of AUs (000s)	123	213	136	129	175	153	68	25	0	N/A
Fidelity VIP Freedom Income (inception May 1, 2016)
Beginning AUV	$11.038	$10.187	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.787	$11.038	$10.187	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	87	65	4	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity VIP Growth (inception November 19, 2010)
Beginning AUV	$26.647	$19.766	$19.658	$18.388	$16.564	$12.179	$10.646	$10.650	$10.040	N/A
Ending AUV	$26.532	$26.647	$19.766	$19.658	$18.388	$16.564	$12.179	$10.646	$10.650	N/A
Ending number of AUs (000s)	357	499	216	289	245	166	97	41	26	N/A

59

Fidelity VIP Growth & Income (inception November 19, 2010)
Beginning AUV	$24.546	$21.049	$18.176	$18.649	$16.919	$12.697	$10.738	$10.594	$10.034	N/A
Ending AUV	$22.289	$24.546	$21.049	$18.176	$18.649	$16.919	$12.697	$10.738	$10.594	N/A
Ending number of AUs (000s)	132	139	144	119	109	79	58	4	—	N/A
Fidelity VIP Growth Opportunities (inception November 19, 2010)
Beginning AUV	$28.345	$21.126	$21.112	$20.041	$17.903	$13.016	$10.909	$10.698	$10.114	N/A
Ending AUV	$31.806	$28.345	$21.126	$21.112	$20.041	$17.903	$13.016	$10.909	$10.698	N/A
Ending number of AUs (000s)	247	139	61	70	47	74	47	1	—	N/A
Fidelity VIP High Income (inception November 19, 2010)
Beginning AUV	$14.890	$13.927	$12.199	$12.689	$12.576	$11.898	$10.439	$10.065	$9.983	N/A
Ending AUV	$14.350	$14.890	$13.927	$12.199	$12.689	$12.576	$11.898	$10.439	$10.065	N/A
Ending number of AUs (000s)	280	484	615	272	834	469	751	441	295	N/A
Fidelity VIP International Capital Appreciation (inception November 19, 2010)
Beginning AUV	$19.060	$14.005	$14.465	$14.049	$13.678	$11.262	$8.975	$10.285	$10.021	N/A
Ending AUV	$16.586	$19.060	$14.005	$14.465	$14.049	$13.678	$11.262	$8.975	$10.285	N/A
Ending number of AUs (000s)	805	584	402	206	143	174	130	18	6	N/A
Fidelity VIP Investment Grade Bond (inception November 19, 2010)
Beginning AUV	$12.533	$12.051	$11.535	$11.634	$11.015	$11.248	$10.651	$9.951	$10.008	N/A
Ending AUV	$12.434	$12.533	$12.051	$11.535	$11.634	$11.015	$11.248	$10.651	$9.951	N/A
Ending number of AUs (000s)	2,014	1,938	1,371	1,159	1,006	133	545	312	—	N/A
Fidelity VIP Mid Cap (inception November 19, 2010)
Beginning AUV	$20.185	$16.746	$14.962	$15.210	$14.344	$10.557	$9.215	$10.337	$10.019	N/A
Ending AUV	$17.203	$20.185	$16.746	$14.962	$15.210	$14.344	$10.557	$9.215	$10.337	N/A
Ending number of AUs (000s)	338	344	281	288	250	187	90	57	28	N/A
Fidelity VIP Overseas (inception November 19, 2010)
Beginning AUV	$15.433	$11.873	$12.533	$12.133	$13.230	$10.164	$8.444	$10.215	$10.024	N/A
Ending AUV	$13.109	$15.433	$11.873	$12.533	$12.133	$13.230	$10.164	$8.444	$10.215	N/A
Ending number of AUs (000s)	480	716	614	506	260	272	55	41	10	N/A
Fidelity VIP Real Estate (inception November 19, 2010)
Beginning AUV	$20.236	$19.501	$18.491	$17.867	$13.766	$13.547	$11.452	$10.625	$10.053	N/A
Ending AUV	$18.930	$20.236	$19.501	$18.491	$17.867	$13.766	$13.547	$11.452	$10.625	N/A
Ending number of AUs (000s)	522	528	546	507	572	332	222	187	26	N/A
Fidelity VIP Strategic Income (inception November 19, 2010)
Beginning AUV	$13.540	$12.590	$11.655	$11.885	$11.497	$11.493	$10.427	$9.982	$9.992	N/A
Ending AUV	$13.157	$13.540	$12.590	$11.655	$11.885	$11.497	$11.493	$10.427	$9.982	N/A
Ending number of AUs (000s)	2,138	2,403	1,884	1,616	1,150	768	568	648	18	N/A
Fidelity VIP Value (inception November 19, 2010)
Beginning AUV	$23.418	$20.299	$18.172	$18.350	$16.516	$12.495	$10.365	$10.650	$10.029	N/A
Ending AUV	$20.120	$23.418	$20.299	$18.172	$18.350	$16.516	$12.495	$10.365	$10.650	N/A
Ending number of AUs (000s)	116	158	169	171	164	68	15	2	0	N/A

60

FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund (inception November 14, 2008)
Beginning AUV	$22.151	$19.333	$18.383	$18.050	$18.274	$16.137	$14.053	$14.997	$12.585	$10.465
Ending AUV	$19.814	$22.151	$19.333	$18.383	$18.050	$18.274	$16.137	$14.053	$14.997	$12.585
Ending number of AUs (000s)	2,218	2,116	1,695	1,337	1,161	949	662	526	385	238
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Global Real Estate VIP (inception November 14, 2008)
Beginning AUV	$22.699	$20.547	$20.436	$20.320	$17.668	$17.268	$13.553	$14.365	$11.875	$9.972
Ending AUV	$21.161	$22.699	$20.547	$20.436	$20.320	$17.668	$17.268	$13.553	$14.365	$11.875
Ending number of AUs (000s)	156	176	179	231	159	149	116	86	55	48
Franklin Income VIP (inception November 14, 2008)
Beginning AUV	$24.587	$22.418	$19.661	$21.154	$20.220	$17.746	$15.753	$15.386	$13.656	$10.071
Ending AUV	$23.529	$24.587	$22.418	$19.661	$21.154	$20.220	$17.746	$15.753	$15.386	$13.656
Ending number of AUs (000s)	801	813	661	712	992	683	438	323	454	628
Franklin Mutual Shares VIP (inception November 14, 2008)
Beginning AUV	$25.719	$23.737	$20.453	$21.515	$20.085	$15.659	$13.707	$13.851	$12.457	$9.883
Ending AUV	$23.387	$25.719	$23.737	$20.453	$21.515	$20.085	$15.659	$13.707	$13.851	$12.457
Ending number of AUs (000s)	153	175	200	173	140	204	170	161	117	71
Franklin Rising Dividends VIP (inception July 31, 2015)
Beginning AUV	$13.493	$11.192	$9.645	$9.980	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.808	$13.493	$11.192	$9.645	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	449	354	367	4	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Strategic Income VIP (inception November 14, 2008)
Beginning AUV	$18.964	$18.137	$16.803	$17.479	$17.160	$16.609	$14.731	$14.361	$12.948	$10.296
Ending AUV	$18.559	$18.964	$18.137	$16.803	$17.479	$17.160	$16.609	$14.731	$14.361	$12.948
Ending number of AUs (000s)	683	787	813	849	950	719	377	189	216	135
Franklin U.S. Government Securities VIP (inception November 14, 2008)
Beginning AUV	$12.592	$12.425	$12.343	$12.285	$11.883	$12.155	$11.930	$11.289	$10.722	$10.400
Ending AUV	$12.634	$12.592	$12.425	$12.343	$12.285	$11.883	$12.155	$11.930	$11.289	$10.722
Ending number of AUs (000s)	444	393	395	727	642	340	732	495	152	122
Templeton Global Bond VIP (inception November 14, 2008)
Beginning AUV	$17.292	$16.966	$16.481	$17.223	$16.913	$16.642	$14.463	$14.590	$12.748	$10.741
Ending AUV	$17.628	$17.292	$16.966	$16.481	$17.223	$16.913	$16.642	$14.463	$14.590	$12.748
Ending number of AUs (000s)	2,454	2,332	2,178	2,690	2,724	2,244	1,282	902	544	250

61

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Multi-Strategy Alternatives (inception May 1, 2014)
Beginning AUV	$9.990	$9.990	$9.990	$9.990	$9.990	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.189	$9.891	$9.407	$9.381	$9.863	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	238	485	141	140	85	N/A	N/A	N/A	N/A	N/A
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Guggenheim VIF Floating Rate Strategies (Series F) (inception May 1, 2013)
Beginning AUV	$11.871	$11.473	$10.568	$10.492	$10.248	$9.996	N/A	N/A	N/A	N/A
Ending AUV	$11.775	$11.871	$11.473	$10.568	$10.492	$10.248	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	2,660	2,404	1,984	1,487	999	1,498	N/A	N/A	N/A	N/A
Guggenheim VIF Global Managed Futures Strategy (inception November 14, 2008)
Beginning AUV	$7.582	$6.975	$8.183	$8.311	$7.415	$7.228	$8.140	$8.909	$9.235	$9.622
Ending AUV	$6.898	$7.582	$6.975	$8.183	$8.311	$7.415	$7.228	$8.140	$8.909	$9.235
Ending number of AUs (000s)	424	376	353	444	318	257	211	216	149	234
Guggenheim VIF High Yield (Series P) (inception November 19, 2010)
Beginning AUV	$15.375	$14.473	$12.315	$12.822	$12.508	$11.648	$10.140	$10.144	$10.000	N/A
Ending AUV	$14.741	$15.375	$14.473	$12.315	$12.822	$12.508	$11.648	$10.140	$10.144	N/A
Ending number of AUs (000s)	432	872	1,558	54	58	578	434	32	39	N/A
Guggenheim VIF Long Short Equity
Beginning AUV	$18.867	$16.428	$16.321	$16.118	$15.679	$13.349	$12.783	$13.680	$12.302	$9.664
Ending AUV	$16.427	$18.867	$16.428	$16.321	$16.118	$15.679	$13.349	$12.783	$13.680	$12.302
Ending number of AUs (000s)	146	159	113	155	64	13	15	21	36	45
Guggenheim VIF Multi-Hedge Strategies (inception February 3, 2006)
Beginning AUV	$10.683	$10.304	$10.354	$10.166	$9.714	$9.556	$9.348	$9.042	$8.516	$8.805
Ending AUV	$10.140	$10.683	$10.304	$10.354	$10.166	$9.714	$9.556	$9.348	$9.042	$8.516
Ending number of AUs (000s)	226	298	478	573	437	384	294	136	75	146
Guggenheim VIF Small Cap Value (Series Q) (inception November 19, 2010)
Beginning AUV	$20.587	$19.852	$15.681	$16.792	$17.027	$12.447	$10.415	$10.919	$10.032	N/A
Ending AUV	$17.979	$20.587	$19.852	$15.681	$16.792	$17.027	$12.447	$10.415	$10.919	N/A
Ending number of AUs (000s)	36	40	77	43	47	57	54	13	5	N/A

62

Guggenheim VIF StylePlus Large Growth (Series Y) (inception November 19, 2010)
Beginning AUV	$24.575	$18.889	$17.374	$16.469	$14.292	$11.142	$10.063	$10.518	$10.032	N/A
Ending AUV	$23.682	$24.575	$18.889	$17.374	$16.469	$14.292	$11.142	$10.063	$10.518	N/A
Ending number of AUs (000s)	47	56	62	77	66	53	54	—	—	N/A
Guggenheim VIF StylePlus Mid Growth (Series J) (inception November 19, 2010)
Beginning AUV	$23.509	$18.857	$17.355	$17.369	$15.364	$11.772	$10.166	$10.626	$10.074	N/A
Ending AUV	$21.839	$23.509	$18.857	$17.355	$17.369	$15.364	$11.772	$10.166	$10.626	N/A
Ending number of AUs (000s)	59	61	55	54	47	40	35	29	—	N/A
Guggenheim VIF U.S. Total Return Bond (Series E) (inception November 19, 2010)
Beginning AUV	$13.988	$13.107	$12.269	$12.130	$11.221	$11.031	$10.420	$9.908	$10.008	N/A
Ending AUV	$14.147	$13.988	$13.107	$12.269	$12.130	$11.221	$11.031	$10.420	$9.908	N/A
Ending number of AUs (000s)	3,457	3,294	2,586	2,305	1,393	199	6	5	—	N/A
Rydex VIF Banking
Beginning AUV	$9.768	$8.684	$6.824	$7.173	$6.936	$5.369	$4.322	$5.558	$4.917	$5.091
Ending AUV	$7.894	$9.768	$8.684	$6.824	$7.173	$6.936	$5.369	$4.322	$5.558	$4.917
Ending number of AUs (000s)	284	388	826	217	100	231	438	126	197	63
Rydex VIF Basic Materials
Beginning AUV	$23.850	$19.641	$15.009	$18.148	$18.483	$18.255	$16.487	$19.736	$15.580	$10.022
Ending AUV	$19.690	$23.850	$19.641	$15.009	$18.148	$18.483	$18.255	$16.487	$19.736	$15.580
Ending number of AUs (000s)	36	223	167	34	49	29	107	23	158	83
Rydex VIF Biotechnology
Beginning AUV	$49.616	$38.331	$47.712	$43.985	$33.148	$21.497	$15.808	$14.295	$12.913	$10.912
Ending AUV	$44.930	$49.616	$38.331	$47.712	$43.985	$33.148	$21.497	$15.808	$14.295	$12.913
Ending number of AUs (000s)	61	110	70	132	122	107	73	59	90	44
Rydex VIF Commodities Strategy (inception October 21, 2005)
Beginning AUV	$2.866	$2.744	$2.486	$3.755	$5.690	$5.879	$5.963	$6.387	$5.912	$5.300
Ending AUV	$2.433	$2.866	$2.744	$2.486	$3.755	$5.690	$5.879	$5.963	$6.387	$5.912
Ending number of AUs (000s)	469	668	277	181	230	226	24	187	121	52
Rydex VIF Consumer Products
Beginning AUV	$31.663	$28.390	$26.932	$25.354	$22.512	$17.553	$16.097	$14.149	$12.064	$10.128
Ending AUV	$27.825	$31.663	$28.390	$26.932	$25.354	$22.512	$17.553	$16.097	$14.149	$12.064
Ending number of AUs (000s)	187	145	135	322	421	48	82	273	73	47
Rydex VIF Dow 2X Strategy
Beginning AUV	$47.792	$30.150	$23.064	$24.080	$20.616	$12.671	$10.817	$9.915	$7.959	$5.815
Ending AUV	$40.992	$47.792	$30.150	$23.064	$24.080	$20.616	$12.671	$10.817	$9.915	$7.959
Ending number of AUs (000s)	57	178	126	91	104	117	780	147	48	77
Rydex VIF Electronics
Beginning AUV	$26.828	$20.470	$16.464	$16.124	$13.031	$9.649	$9.548	$11.433	$10.436	$6.073
Ending AUV	$23.419	$26.828	$20.470	$16.464	$16.124	$13.031	$9.649	$9.548	$11.433	$10.436
Ending number of AUs (000s)	30	109	74	11	72	11	56	1	65	37

63

Rydex VIF Energy
Beginning AUV	$14.150	$15.096	$11.491	$16.469	$20.238	$16.391	$16.007	$17.001	$14.280	$10.310
Ending AUV	$10.544	$14.150	$15.096	$11.491	$16.469	$20.238	$16.391	$16.007	$17.001	$14.280
Ending number of AUs (000s)	157	163	226	61	39	63	41	68	127	51
Rydex VIF Energy Services
Beginning AUV	$10.258	$12.608	$10.238	$14.990	$21.213	$17.123	$17.054	$18.801	$14.916	$9.183
Ending AUV	$5.575	$10.258	$12.608	$10.238	$14.990	$21.213	$17.123	$17.054	$18.801	$14.916
Ending number of AUs (000s)	30	45	67	41	23	43	42	43	168	84
Rydex VIF Europe 1.25X Strategy
Beginning AUV	$11.072	$8.609	$9.118	$9.824	$11.226	$9.061	$7.448	$8.776	$9.836	$7.251
Ending AUV	$8.971	$11.072	$8.609	$9.118	$9.824	$11.226	$9.061	$7.448	$8.776	$9.836
Ending number of AUs (000s)	31	82	38	51	46	120	104	8	29	51
Rydex VIF Financial Services
Beginning AUV	$14.617	$12.647	$10.919	$11.373	$10.102	$7.920	$6.455	$7.588	$6.635	$5.544
Ending AUV	$12.822	$14.617	$12.647	$10.919	$11.373	$10.102	$7.920	$6.455	$7.588	$6.635
Ending number of AUs (000s)	77	429	319	336	91	68	344	72	100	15
Rydex VIF Government Long Bond 1.2X Strategy
Beginning AUV	$19.430	$17.723	$17.780	$18.733	$13.909	$17.014	$16.516	$11.671	$10.596	$15.478
Ending AUV	$18.397	$19.430	$17.723	$17.780	$18.733	$13.909	$17.014	$16.516	$11.671	$10.596
Ending number of AUs (000s)	219	111	272	137	458	96	127	470	35	55
Rydex VIF Health Care
Beginning AUV	$30.578	$24.888	$27.561	$26.366	$21.158	$14.920	$12.734	$12.164	$11.393	$9.140
Ending AUV	$30.959	$30.578	$24.888	$27.561	$26.366	$21.158	$14.920	$12.734	$12.164	$11.393
Ending number of AUs (000s)	63	100	53	217	236	108	65	112	62	86
Rydex VIF High Yield Strategy (inception date October 31, 2014)
Beginning AUV	$11.890	$11.126	$9.968	$10.040	$10.028	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.787	$11.890	$11.126	$9.968	$10.040	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	60	66	79	7	0	N/A	N/A	N/A	N/A	N/A
Rydex VIF Internet
Beginning AUV	$39.590	$29.554	$28.298	$26.115	$25.613	$16.937	$14.194	$16.115	$13.343	$8.045
Ending AUV	$38.323	$39.590	$29.554	$28.298	$26.115	$25.613	$16.937	$14.194	$16.115	$13.343
Ending number of AUs (000s)	31	33	78	135	35	103	28	23	101	42

64

Rydex VIF Inverse Dow 2X Strategy
Beginning AUV	$0.401	$0.657	$0.934	$1.015	$1.298	$2.313	$2.982	$4.089	$5.866	$10.598
Ending AUV	$0.407	$0.401	$0.657	$0.934	$1.015	$1.298	$2.313	$2.982	$4.089	$5.866
Ending number of AUs (000s)	726	228	315	785	86	115	24	71	373	171
Rydex VIF Inverse Government Long Bond Strategy
Beginning AUV	$3.708	$4.069	$4.193	$4.244	$5.653	$4.904	$5.228	$7.515	$8.619	$7.218
Ending AUV	$3.848	$3.708	$4.069	$4.193	$4.244	$5.653	$4.904	$5.228	$7.515	$8.619
Ending number of AUs (000s)	549	622	214	211	217	613	245	40	119	656
Rydex VIF Inverse Mid-Cap Strategy
Beginning AUV	$1.806	$2.089	$2.584	$2.613	$2.955	$4.079	$4.996	$5.392	$7.217	$11.151
Ending AUV	$2.003	$1.806	$2.089	$2.584	$2.613	$2.955	$4.079	$4.996	$5.392	$7.217
Ending number of AUs (000s)	123	10	13	10	14	6	8	9	6	2
Rydex VIF Inverse NASDAQ-100® Strategy
Beginning AUV	$1.364	$1.810	$2.000	$2.295	$2.821	$3.976	$4.887	$5.434	$6.902	$11.518
Ending AUV	$1.326	$1.364	$1.810	$2.000	$2.295	$2.821	$3.976	$4.887	$5.434	$6.902
Ending number of AUs (000s)	3,144	46	335	118	71	48	195	138	66	72
Rydex VIF Inverse Russell 2000® Strategy
Beginning AUV	$1.616	$1.867	$2.342	$2.340	$2.567	$3.712	$4.536	$4.910	$6.784	$10.103
Ending AUV	$1.795	$1.616	$1.867	$2.342	$2.340	$2.567	$3.712	$4.536	$4.910	$6.784
Ending number of AUs (000s)	1,320	77	166	1,322	60	41	27	211	31	78
Rydex VIF Inverse S&P 500 Strategy
Beginning AUV	$2.445	$2.958	$3.362	$3.518	$4.112	$5.596	$6.740	$7.410	$8.924	$12.317
Ending AUV	$2.542	$2.445	$2.958	$3.362	$3.518	$4.112	$5.596	$6.740	$7.410	$8.924
Ending number of AUs (000s)	676	139	134	404	106	233	101	45	86	106
Rydex VIF Japan 2X Strategy
Beginning AUV	$24.957	$16.605	$15.254	$13.620	$16.101	$10.321	$8.594	$12.094	$10.451	$8.450
Ending AUV	$19.230	$24.957	$16.605	$15.254	$13.620	$16.101	$10.321	$8.594	$12.094	$10.451
Ending number of AUs (000s)	6	106	12	14	26	28	39	2	47	16
Rydex VIF Leisure
Beginning AUV	$27.895	$23.224	$21.197	$21.133	$19.661	$13.806	$11.380	$11.107	$8.522	$6.233
Ending AUV	$24.147	$27.895	$23.224	$21.197	$21.133	$19.661	$13.806	$11.380	$11.107	$8.522
Ending number of AUs (000s)	10	157	167	193	102	194	49	48	31	7
Rydex VIF Mid Cap 1.5X Strategy
Beginning AUV	$38.505	$31.447	$24.257	$25.669	$22.932	$15.265	$12.278	$13.286	$9.659	$6.338
Ending AUV	$31.037	$38.505	$31.447	$24.257	$25.669	$22.932	$15.265	$12.278	$13.286	$9.659
Ending number of AUs (000s)	10	8	35	2	53	190	49	20	120	60

65

Rydex VIF NASDAQ-100®
Beginning AUV	$42.510	$32.421	$30.592	$28.263	$24.064	$17.876	$15.309	$14.984	$12.646	$8.320
Ending AUV	$41.742	$42.510	$32.421	$30.592	$28.263	$24.064	$17.876	$15.309	$14.984	$12.646
Ending number of AUs (000s)	171	318	202	571	512	254	100	177	153	176
Rydex VIF NASDAQ-100® 2X Strategy
Beginning AUV	$97.887	$57.756	$52.699	$45.975	$33.663	$18.679	$13.927	$14.022	$10.242	$4.703
Ending AUV	$88.777	$97.887	$57.756	$52.699	$45.975	$33.663	$18.679	$13.927	$14.022	$10.242
Ending number of AUs (000s)	223	243	345	270	263	200	43	149	237	310
Rydex VIF Nova
Beginning AUV	$32.092	$24.353	$21.044	$21.196	$17.874	$11.997	$9.814	$9.930	$8.277	$6.108
Ending AUV	$28.780	$32.092	$24.353	$21.044	$21.196	$17.874	$11.997	$9.814	$9.930	$8.277
Ending number of AUs (000s)	473	769	444	342	454	542	179	194	257	180
Rydex VIF Precious Metals
Beginning AUV	$10.694	$9.987	$6.034	$8.665	$10.484	$19.451	$20.282	$26.742	$19.368	$12.978
Ending AUV	$8.918	$10.694	$9.987	$6.034	$8.665	$10.484	$19.451	$20.282	$26.742	$19.368
Ending number of AUs (000s)	287	1,055	315	249	156	151	240	199	236	171
Rydex VIF Real Estate
Beginning AUV	$18.814	$17.640	$16.015	$16.429	$13.577	$13.062	$11.037	$10.793	$8.644	$6.900
Ending AUV	$17.435	$18.814	$17.640	$16.015	$16.429	$13.577	$13.062	$11.037	$10.793	$8.644
Ending number of AUs (000s)	259	75	84	102	269	93	129	143	255	98
Rydex VIF Retailing
Beginning AUV	$26.019	$23.062	$22.993	$23.303	$21.446	$15.793	$13.525	$12.844	$10.264	$7.117
Ending AUV	$25.178	$26.019	$23.062	$22.993	$23.303	$21.446	$15.793	$13.525	$12.844	$10.264
Ending number of AUs (000s)	95	129	75	148	39	94	35	71	11	1
Rydex VIF Russell 2000® 1.5X Strategy
Beginning AUV	$30.967	$25.803	$19.786	$21.761	$20.866	$13.160	$10.778	$12.273	$8.903	$6.678
Ending AUV	$24.908	$30.967	$25.803	$19.786	$21.761	$20.866	$13.160	$10.778	$12.273	$8.903
Ending number of AUs (000s)	19	24	34	27	66	95	22	48	132	7
Rydex VIF Russell 2000® 2X Strategy (inception November 1, 2006)
Beginning AUV	$19.070	$15.104	$10.936	$12.592	$11.972	$6.446	$4.990	$6.189	$4.174	$3.074
Ending AUV	$14.072	$19.070	$15.104	$10.936	$12.592	$11.972	$6.446	$4.990	$6.189	$4.174
Ending number of AUs (000s)	33	136	172	58	173	70	85	49	162	134

66

Rydex VIF S&P 500 2X Strategy
Beginning AUV	$36.868	$25.694	$21.340	$21.700	$17.408	$10.318	$7.975	$8.303	$6.617	$4.521
Ending AUV	$31.189	$36.868	$25.694	$21.340	$21.700	$17.408	$10.318	$7.975	$8.303	$6.617
Ending number of AUs (000s)	179	109	125	367	452	94	55	564	126	807
Rydex VIF S&P 500 Pure Growth
Beginning AUV	$29.789	$23.947	$23.345	$23.096	$20.544	$14.538	$12.830	$12.971	$10.374	$7.046
Ending AUV	$28.111	$29.789	$23.947	$23.345	$23.096	$20.544	$14.538	$12.830	$12.971	$10.374
Ending number of AUs (000s)	183	173	154	255	211	172	134	231	190	174
Rydex VIF S&P 500 Pure Value
Beginning AUV	$26.763	$23.099	$19.676	$21.713	$19.571	$13.473	$11.023	$11.383	$9.461	$6.255
Ending AUV	$23.199	$26.763	$23.099	$19.676	$21.713	$19.571	$13.473	$11.023	$11.383	$9.461
Ending number of AUs (000s)	157	265	162	182	367	403	163	59	202	203
Rydex VIF S&P 500 MidCap 400 Pure Growth
Beginning AUV	$32.558	$27.415	$26.694	$26.346	$26.762	$19.964	$17.202	$17.316	$13.061	$8.329
Ending AUV	$27.730	$32.558	$27.415	$26.694	$26.346	$26.762	$19.964	$17.202	$17.316	$13.061
Ending number of AUs (000s)	56	64	59	159	131	132	67	159	374	148
Rydex VIF S&P 500 MidCap 400 Pure Value
Beginning AUV	$26.977	$23.842	$18.498	$20.988	$19.666	$14.481	$12.379	$13.332	$11.098	$7.148
Ending AUV	$21.857	$26.977	$23.842	$18.498	$20.988	$19.666	$14.481	$12.379	$13.332	$11.098
Ending number of AUs (000s)	39	148	141	76	100	45	68	42	110	147
Rydex VIF S&P 500 SmallCap 600 Pure Growth
Beginning AUV	$30.025	$25.865	$21.792	$21.874	$21.874	$15.480	$13.995	$13.520	$10.781	$8.048
Ending AUV	$27.314	$30.025	$25.865	$21.792	$21.874	$21.874	$15.480	$13.995	$13.520	$10.781
Ending number of AUs (000s)	77	84	182	104	153	198	40	252	190	249
Rydex VIF S&P 500 SmallCap 600 Pure Value
Beginning AUV	$21.938	$21.999	$16.699	$19.315	$19.065	$13.348	$11.088	$12.245	$9.788	$6.032
Ending AUV	$17.424	$21.938	$21.999	$16.699	$19.315	$19.065	$13.348	$11.088	$12.245	$9.788
Ending number of AUs (000s)	95	209	196	99	79	198	98	62	157	127
Rydex VIF Strengthening Dollar 2X Strategy (inception October 21, 2005)
Beginning AUV	$7.496	$9.102	$8.507	$7.505	$6.105	$6.292	$6.713	$7.012	$7.343	$8.725
Ending AUV	$8.382	$7.496	$9.102	$8.507	$7.505	$6.105	$6.292	$6.713	$7.012	$7.343
Ending number of AUs (000s)	229	26	290	101	287	55	51	474	132	49
Rydex VIF Technology
Beginning AUV	$29.221	$22.032	$19.836	$19.618	$17.793	$13.142	$11.735	$12.924	$11.536	$7.414
Ending AUV	$28.785	$29.221	$22.032	$19.836	$19.618	$17.793	$13.142	$11.735	$12.924	$11.536
Ending number of AUs (000s)	119	216	209	202	47	210	74	50	71	53

67

Rydex VIF Telecommunications
Beginning AUV	$15.023	$14.192	$12.088	$12.960	$12.630	$10.752	$10.254	$11.979	$10.461	$8.129
Ending AUV	$14.227	$15.023	$14.192	$12.088	$12.960	$12.630	$10.752	$10.254	$11.979	$10.461
Ending number of AUs (000s)	78	132	184	30	21	6	38	18	63	8
Rydex VIF Transportation
Beginning AUV	$31.119	$25.503	$22.095	$25.718	$20.942	$13.903	$11.823	$13.302	$10.716	$9.129
Ending AUV	$24.879	$31.119	$25.503	$22.095	$25.718	$20.942	$13.903	$11.823	$13.302	$10.716
Ending number of AUs (000s)	12	102	155	58	187	178	147	55	49	10
Rydex VIF Utilities
Beginning AUV	$24.374	$21.955	$18.872	$20.372	$16.577	$14.589	$14.428	$12.407	$11.608	$10.201
Ending AUV	$25.296	$24.374	$21.955	$18.872	$20.372	$16.577	$14.589	$14.428	$12.407	$11.608
Ending number of AUs (000s)	372	182	190	229	445	58	172	408	98	48
Rydex VIF Weakening Dollar 2X Strategy (inception October 21, 2005)
Beginning AUV	$7.869	$6.595	$7.225	$8.686	$11.124	$11.446	$11.358	$11.792	$12.493	$11.718
Ending AUV	$6.954	$7.869	$6.595	$7.225	$8.686	$11.124	$11.446	$11.358	$11.792	$12.493
Ending number of AUs (000s)	18	17	18	46	2	1	8	9	20	34
INVESCO VARIABLE INSURANCE FUNDS:
Invesco V.I. Balanced Risk Allocation (inception May 1, 2012)
Beginning AUV	$13.038	$11.871	$10.645	$11.135	$10.533	$10.386	$10.008	N/A	N/A	N/A
Ending AUV	$12.163	$13.038	$11.871	$10.645	$11.135	$10.533	$10.386	N/A	N/A	N/A
Ending number of AUs (000s)	607	275	282	214	445	449	314	N/A	N/A	N/A
Invesco V.I. Comstock (inception November 19, 2010)
Beginning AUV	$23.782	$20.180	$17.204	$18.298	$16.728	$12.303	$10.318	$10.512	$10.000	N/A
Ending AUV	$20.889	$23.782	$20.180	$17.204	$18.298	$16.728	$12.303	$10.318	$10.512	N/A
Ending number of AUs (000s)	175	118	115	170	238	211	25	16	—	N/A
Invesco V.I. Core Equity (inception April 28, 2006)
Beginning AUV	$21.774	$19.239	$17.448	$18.517	$17.122	$13.247	$11.632	$11.640	$10.625	$8.281
Ending AUV	$19.728	$21.774	$19.239	$17.448	$18.517	$17.122	$13.247	$11.632	$11.640	$10.625
Ending number of AUs (000s)	53	84	95	46	63	58	65	69	39	112
Invesco V.I. Core Plus Bond (inception May 1, 2016)
Beginning AUV	$10.894	$10.244	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.636	$10.894	$10.244	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	412	530	43	N/A	N/A	N/A	N/A	N/A	N/A	N/A

68

Invesco V.I. Diversified Dividend (inception April 29, 2011)
Beginning AUV	$20.601	$18.975	$16.527	$16.192	$14.351	$10.952	$9.225	$9.993	N/A	N/A
Ending AUV	$19.041	$20.601	$18.975	$16.527	$16.192	$14.351	$10.952	$9.225	N/A	N/A
Ending number of AUs (000s)	772	835	1,089	405	321	220	119	52	N/A	N/A
Invesco V.I. Equity and Income (inception November 19, 2010)
Beginning AUV	$19.750	$17.788	$15.451	$15.814	$14.503	$11.586	$10.291	$10.423	$10.015	N/A
Ending AUV	$17.873	$19.750	$17.788	$15.451	$15.814	$14.503	$11.586	$10.291	$10.423	N/A
Ending number of AUs (000s)	656	474	513	381	386	171	38	13	3	N/A
Invesco V.I. Global Real Estate
Beginning AUV	$21.641	$19.143	$18.761	$19.043	$16.614	$16.175	$12.625	$13.504	$11.491	$8.736
Ending AUV	$20.310	$21.641	$19.143	$18.761	$19.043	$16.614	$16.175	$12.625	$13.504	$11.491
Ending number of AUs (000s)	787	681	556	500	402	269	239	158	159	281
Invesco V.I. Government Money Market (inception May 1, 2012)
Beginning AUV	$10.074	$10.018	$10.008	$10.007	$10.005	$10.002	$10.000	N/A	N/A	N/A
Ending AUV	$10.231	$10.074	$10.018	$10.008	$10.007	$10.005	$10.002	N/A	N/A	N/A
Ending number of AUs (000s)	53,554	31,307	27,075	37,441	28,085	13,987	8,034	N/A	N/A	N/A
Invesco V.I. Government Securities (inception November 9, 2007)
Beginning AUV	$13.921	$13.654	$13.488	$13.442	$12.908	$13.255	$12.935	$11.987	$11.373	$11.374
Ending AUV	$13.998	$13.921	$13.654	$13.488	$13.442	$12.908	$13.255	$12.935	$11.987	$11.373
Ending number of AUs (000s)	491	666	670	417	293	123	83	208	47	77
Invesco V.I. Growth and Income (inception November 19, 2010)
Beginning AUV	$23.298	$20.380	$17.027	$17.564	$15.927	$11.879	$10.362	$10.575	$10.017	N/A
Ending AUV	$20.180	$23.298	$20.380	$17.027	$17.564	$15.927	$11.879	$10.362	$10.575	N/A
Ending number of AUs (000s)	155	163	194	101	131	153	53	38	—	N/A
Invesco V.I. Health Care
Beginning AUV	$28.476	$24.585	$27.767	$26.916	$22.492	$16.004	$13.237	$12.735	$12.094	$9.473
Ending AUV	$28.734	$28.476	$24.585	$27.767	$26.916	$22.492	$16.004	$13.237	$12.735	$12.094
Ending number of AUs (000s)	55	41	52	104	162	41	13	26	22	14
Invesco V.I. High Yield
Beginning AUV	$22.269	$20.949	$18.837	$19.453	$19.123	$17.871	$15.251	$15.106	$13.301	$8.706
Ending AUV	$21.522	$22.269	$20.949	$18.837	$19.453	$19.123	$17.871	$15.251	$15.106	$13.301
Ending number of AUs (000s)	151	335	1,066	148	282	312	267	1,441	403	662
Invesco V.I. International Growth (inception November 9, 2007)
Beginning AUV	$13.536	$11.005	$11.055	$11.320	$11.282	$9.480	$8.205	$8.799	$7.796	$5.764
Ending AUV	$11.509	$13.536	$11.005	$11.055	$11.320	$11.282	$9.480	$8.205	$8.799	$7.796
Ending number of AUs (000s)	424	631	755	677	576	607	578	309	237	104

69

Invesco V.I. Mid Cap Core Equity
Beginning AUV	$24.118	$21.036	$18.589	$19.421	$18.643	$14.512	$13.119	$14.032	$12.333	$9.497
Ending AUV	$21.321	$24.118	$21.036	$18.589	$19.421	$18.643	$14.512	$13.119	$14.032	$12.333
Ending number of AUs (000s)	147	163	153	137	127	86	62	45	43	50
Invesco V.I. Technology
Beginning AUV	$30.762	$22.765	$22.938	$21.475	$19.338	$15.452	$13.886	$14.625	$12.057	$7.660
Ending AUV	$30.623	$30.762	$22.765	$22.938	$21.475	$19.338	$15.452	$13.886	$14.625	$12.057
Ending number of AUs (000s)	103	105	13	122	36	15	14	7	8	29
IVY VARIABLE INSURANCE PORTFOLIOS:
Ivy VIP Asset Strategy (inception November 20, 2009)
Beginning AUV	$14.984	$12.669	$13.003	$14.187	$14.976	$11.968	$10.042	$10.822	$9.958	$9.981
Ending AUV	$14.169	$14.984	$12.669	$13.003	$14.187	$14.976	$11.968	$10.042	$10.822	$9.958
Ending number of AUs (000s)	342	328	581	813	1,008	1,025	552	651	465	94
Ivy VIP Balanced (inception November 20, 2009)
Beginning AUV	$20.450	$18.362	$17.997	$18.056	$16.785	$13.569	$12.143	$11.753	$10.036	$9.981
Ending AUV	$19.787	$20.450	$18.362	$17.997	$18.056	$16.785	$13.569	$12.143	$11.753	$10.036
Ending number of AUs (000s)	113	220	238	281	480	95	55	32	22	—
Ivy VIP Bond (inception November 20, 2009)
Beginning AUV	$13.212	$12.702	$12.209	$12.185	$11.679	$11.928	$11.276	$10.508	$9.910	$10.000
Ending AUV	$12.960	$13.212	$12.702	$12.209	$12.185	$11.679	$11.928	$11.276	$10.508	$9.910
Ending number of AUs (000s)	116	138	116	110	50	29	42	18	52	—
Ivy VIP Energy (inception November 20, 2009)
Beginning AUV	$12.218	$13.987	$10.395	$13.352	$14.928	$11.685	$11.526	$12.677	$10.395	$9.883
Ending AUV	$8.047	$12.218	$13.987	$10.395	$13.352	$14.928	$11.685	$11.526	$12.677	$10.395
Ending number of AUs (000s)	178	175	282	193	158	115	92	42	27	11
Ivy VIP Global Bond (inception November 19, 2010)
Beginning AUV	$11.789	$11.306	$10.563	$10.851	$10.831	$10.645	$10.004	$9.996	$9.999	N/A
Ending AUV	$11.768	$11.789	$11.306	$10.563	$10.851	$10.831	$10.645	$10.004	$9.996	N/A
Ending number of AUs (000s)	130	155	92	47	43	25	64	9	—	N/A
Ivy VIP High Income (inception November 20, 2009)
Beginning AUV	$19.217	$18.014	$15.505	$16.584	$16.274	$14.727	$12.413	$11.793	$10.268	$10.000
Ending AUV	$18.811	$19.217	$18.014	$15.505	$16.584	$16.274	$14.727	$12.413	$11.793	$10.268
Ending number of AUs (000s)	716	677	1,335	488	822	3,121	449	121	35	11

70

Ivy VIP Limited-Term Bond (inception January 20, 2013)
Beginning AUV	$10.469	$10.324	$10.128	$10.040	$9.943	$10.004	N/A	N/A	N/A	N/A
Ending AUV	$10.551	$10.469	$10.324	$10.128	$10.040	$9.943	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	380	328	342	364	92	59	N/A	N/A	N/A	N/A
Ivy VIP Mid Cap Growth (inception November 20, 2009)
Beginning AUV	$27.693	$21.824	$20.566	$21.827	$20.235	$15.573	$13.713	$13.790	$10.482	$9.944
Ending AUV	$27.677	$27.693	$21.824	$20.566	$21.827	$20.235	$15.573	$13.713	$13.790	$10.482
Ending number of AUs (000s)	228	207	183	178	194	179	102	114	69	2
Ivy VIP Natural Resources (inception November 19, 2010)
Beginning AUV	$8.222	$7.985	$6.449	$8.310	$9.556	$8.864	$8.700	$11.076	$10.123	N/A
Ending AUV	$6.312	$8.222	$7.985	$6.449	$8.310	$9.556	$8.864	$8.700	$11.076	N/A
Ending number of AUs (000s)	141	195	227	110	115	106	95	39	5	N/A
Ivy VIP Science and Technology (inception November 20, 2009)
Beginning AUV	$30.452	$23.050	$22.700	$23.372	$22.711	$14.523	$11.361	$12.056	$10.693	$9.967
Ending AUV	$28.858	$30.452	$23.050	$22.700	$23.372	$22.711	$14.523	$11.361	$12.056	$10.693
Ending number of AUs (000s)	121	157	153	320	268	302	41	32	25	2
Ivy VIP Value (inception November 20, 2009)
Beginning AUV	$23.848	$21.199	$19.075	$19.852	$17.893	$13.221	$11.122	$12.000	$10.109	$9.959
Ending AUV	$22.122	$23.848	$21.199	$19.075	$19.852	$17.893	$13.221	$11.122	$12.000	$10.109
Ending number of AUs (000s)	36	19	45	62	61	89	41	47	50	—
JANUS ASPEN SERIES:
Janus Henderson Balanced (inception May 1, 2007)
Beginning AUV	$22.606	$19.088	$18.248	$18.135	$16.713	$13.910	$12.243	$12.045	$11.113	$8.828
Ending AUV	$22.760	$22.606	$19.088	$18.248	$18.135	$16.713	$13.910	$12.243	$12.045	$11.113
Ending number of AUs (000s)	1,760	1,609	1,622	1,532	1,173	740	520	533	534	276
Janus Henderson Enterprise (inception May 1, 2006)
Beginning AUV	$33.857	$26.571	$23.648	$22.732	$20.202	$15.261	$13.011	$13.199	$10.488	$7.242
Ending AUV	$33.717	$33.857	$26.571	$23.648	$22.732	$20.202	$15.261	$13.011	$13.199	$10.488
Ending number of AUs (000s)	1,030	977	819	570	403	274	246	190	176	200
Janus Henderson Flexible Bond (inception May 1, 2012)
Beginning AUV	$11.516	$11.142	$10.900	$10.907	$10.418	$10.452	$9.993	N/A	N/A	N/A
Ending AUV	$11.368	$11.516	$11.142	$10.900	$10.907	$10.418	$10.452	N/A	N/A	N/A
Ending number of AUs (000s)	1,905	2,316	2,579	2,504	1,017	182	65	N/A	N/A	N/A
Janus Henderson Forty (inception May 1, 2007)
Beginning AUV	$27.578	$21.162	$20.708	$18.453	$16.971	$12.932	$10.416	$11.163	$10.458	$7.146
Ending AUV	$28.125	$27.578	$21.162	$20.708	$18.453	$16.971	$12.932	$10.416	$11.163	$10.458
Ending number of AUs (000s)	254	354	338	611	121	150	150	129	168	141

71

Janus Henderson Global Research (inception May 1, 2006)
Beginning AUV	$19.597	$15.427	$15.115	$15.468	$14.397	$11.210	$9.336	$10.823	$9.343	$6.785
Ending AUV	$18.251	$19.597	$15.427	$15.115	$15.468	$14.397	$11.210	$9.336	$10.823	$9.343
Ending number of AUs (000s)	160	157	73	74	64	85	33	43	23	97
Janus Henderson Mid Cap Value (inception May 1, 2007)
Beginning AUV	$21.695	$19.041	$15.997	$16.572	$15.236	$12.083	$10.872	$11.167	$9.655	$7.222
Ending AUV	$18.737	$21.695	$19.041	$15.997	$16.572	$15.236	$12.083	$10.872	$11.167	$9.655
Ending number of AUs (000s)	689	579	833	450	500	492	501	509	439	369
Janus Henderson Overseas (inception May 1, 2006)
Beginning AUV	$14.077	$10.736	$11.476	$12.555	$14.246	$12.435	$10.959	$16.157	$12.894	$7.181
Ending AUV	$11.973	$14.077	$10.736	$11.476	$12.555	$14.246	$12.435	$10.959	$16.157	$12.894
Ending number of AUs (000s)	308	262	155	297	355	386	454	525	584	626
Janus Henderson Research (inception May 1, 2006)
Beginning AUV	$25.444	$19.897	$19.798	$18.793	$16.632	$12.761	$10.761	$11.363	$9.923	$7.277
Ending AUV	$24.788	$25.444	$19.897	$19.798	$18.793	$16.632	$12.761	$10.761	$11.363	$9.923
Ending number of AUs (000s)	190	163	128	126	50	63	54	87	88	113
Janus Henderson US Low Volatility (inception November 11, 2016)
Beginning AUV	$11.981	$10.378	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.432	$11.981	$10.378	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	247	83	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMORGAN INSURANCE TRUST:
JPMorgan Global Allocation (inception October 30, 2015)
Beginning AUV	$12.066	$10.327	$9.757	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.305	$12.066	$10.327	$9.757	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	673	998	764	14	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Income Builder (inception October 30, 2015)
Beginning AUV	$11.628	$10.409	$9.801	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.056	$11.628	$10.409	$9.801	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	394	290	312	22	N/A	N/A	N/A	N/A	N/A	N/A
LAZARD RETIREMENT SERIES, INC.:
Lazard Retirement Emerging Markets Equity
Beginning AUV	$29.970	$23.446	$19.413	$24.282	$25.463	$25.784	$21.125	$25.762	$20.997	$12.362
Ending AUV	$24.409	$29.970	$23.446	$19.413	$24.282	$25.463	$25.784	$21.125	$25.762	$20.997
Ending number of AUs (000s)	1,185	1,378	1,252	1,081	986	796	547	415	397	364

72

Lazard Retirement Global Dynamic Multi Asset (inception November 16, 2012)
Beginning AUV	$15.831	$13.135	$12.715	$12.772	$12.436	$10.408	$10.010	N/A	N/A	N/A
Ending AUV	$14.792	$15.831	$13.135	$12.715	$12.772	$12.436	$10.408	N/A	N/A	N/A
Ending number of AUs (000s)	152	105	82	94	104	90	1	N/A	N/A	N/A
Lazard Retirement International Equity
Beginning AUV	$19.640	$16.055	$16.774	$16.486	$17.209	$14.251	$11.767	$12.689	$11.890	$9.790
Ending AUV	$16.908	$19.640	$16.055	$16.774	$16.486	$17.209	$14.251	$11.767	$12.689	$11.890
Ending number of AUs (000s)	589	878	821	850	503	301	183	73	96	152
Lazard Retirement U.S. Small-Mid Cap Equity
Beginning AUV	$28.102	$24.663	$21.301	$21.821	$19.654	$14.530	$13.182	$14.497	$11.718	$7.675
Ending AUV	$24.382	$28.102	$24.663	$21.301	$21.821	$19.654	$14.530	$13.182	$14.497	$11.718
Ending number of AUs (000s)	117	98	77	75	91	40	27	35	59	70
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Variable Aggressive Growth (inception April 30, 2007)
Beginning AUV	$24.214	$20.822	$20.575	$20.938	$17.391	$11.768	$9.912	$9.673	$7.738	$5.750
Ending AUV	$22.193	$24.214	$20.822	$20.575	$20.938	$17.391	$11.768	$9.912	$9.673	$7.738
Ending number of AUs (000s)	171	178	513	629	692	475	89	98	88	108
ClearBridge Variable Dividend Strategy (inception April 30, 2007)
Beginning AUV	$20.954	$17.583	$15.291	$15.978	$14.064	$11.167	$9.778	$9.063	$8.073	$6.568
Ending AUV	$19.936	$20.954	$17.583	$15.291	$15.978	$14.064	$11.167	$9.778	$9.063	$8.073
Ending number of AUs (000s)	371	373	362	140	221	234	144	52	33	32
ClearBridge Variable Large Cap Growth (inception April 30, 2007)
Beginning AUV	$27.366	$21.760	$20.262	$18.455	$16.190	$11.744	$9.759	$9.823	$8.943	$6.281
Ending AUV	$27.371	$27.366	$21.760	$20.262	$18.455	$16.190	$11.744	$9.759	$9.823	$8.943
Ending number of AUs (000s)	625	587	348	312	124	120	30	10	22	42
ClearBridge Variable Small Cap Growth (inception May 1, 2012)
Beginning AUV	$19.195	$15.491	$14.678	$15.385	$14.823	$10.110	$10.028	N/A	N/A	N/A
Ending AUV	$19.811	$19.195	$15.491	$14.678	$15.385	$14.823	$10.110	N/A	N/A	N/A
Ending number of AUs (000s)	433	179	124	134	155	319	25	N/A	N/A	N/A
QS Legg Mason Dynamic Multi-Strategy VIT (inception May 1, 2012)
Beginning AUV	$13.808	$12.132	$12.190	$12.891	$12.119	$10.259	$10.028	N/A	N/A	N/A
Ending AUV	$12.807	$13.808	$12.132	$12.190	$12.891	$12.119	$10.259	N/A	N/A	N/A
Ending number of AUs (000s)	55	60	66	133	119	75	0	N/A	N/A	N/A

73

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Variable Global High Yield Bond
Beginning AUV	$21.731	$20.000	$17.301	$18.373	$18.588	$17.491	$14.782	$14.533	$12.646	$8.130
Ending AUV	$20.879	$21.731	$20.000	$17.301	$18.373	$18.588	$17.491	$14.782	$14.533	$12.646
Ending number of AUs (000s)	146	286	139	97	159	289	996	65	91	1,770
LORD ABBETT SERIES FUND, INC.:
Bond Debenture (inception November 9, 2007)
Beginning AUV	$19.830	$18.157	$16.193	$16.444	$15.759	$14.569	$12.946	$12.403	$11.043	$8.222
Ending AUV	$19.033	$19.830	$18.157	$16.193	$16.444	$15.759	$14.569	$12.946	$12.403	$11.043
Ending number of AUs (000s)	990	1,234	1,040	1,077	1,195	933	678	581	206	79
Calibrated Dividend Growth
Beginning AUV	$28.549	$23.966	$20.821	$21.275	$19.074	$14.910	$13.259	$13.233	$11.530	$9.343
Ending AUV	$27.215	$28.549	$23.966	$20.821	$21.275	$19.074	$14.910	$13.259	$13.233	$11.530
Ending number of AUs (000s)	263	253	249	149	43	54	22	26	28	22
Growth and Income
Beginning AUV	$23.040	$20.321	$17.352	$17.863	$16.593	$12.210	$10.893	$11.599	$9.879	$8.308
Ending AUV	$21.164	$23.040	$20.321	$17.352	$17.863	$16.593	$12.210	$10.893	$11.599	$9.879
Ending number of AUs (000s)	106	114	387	148	173	176	124	113	95	100
MAINSTAY VP FUNDS TRUST:
MainStay VP MacKay Convertible (inception May 1, 2017)
Beginning AUV	$10.603	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.336	$10.603	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	372	115	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MERGER FUND VL:
The Merger Fund VL (inception May 3, 2010)
Beginning AUV	$11.731	$11.437	$11.165	$11.267	$11.114	$10.699	$10.436	$10.346	$9.982	N/A
Ending AUV	$12.563	$11.731	$11.437	$11.165	$11.267	$11.114	$10.699	$10.436	$10.346	N/A
Ending number of AUs (000s)	1,699	1,134	1,213	1,154	1,107	925	513	403	420	N/A
MFS VARIABLE INSURANCE TRUST:
MFS Growth Series (inception July 31, 2015)
Beginning AUV	$13.235	$10.097	$9.881	$9.980	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$13.554	$13.235	$10.097	$9.881	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	111	58	24	0	N/A	N/A	N/A	N/A	N/A	N/A
MFS Value Series (inception July 31, 2015)
Beginning AUV	$12.805	$10.912	$9.591	$9.970	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.479	$12.805	$10.912	$9.591	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	163	61	26	0	N/A	N/A	N/A	N/A	N/A	N/A

74

NATIONWIDE VARIABLE INSURANCE TRUST:
Neuberger Berman NVIT Socially Responsible (inception May 1, 2017)
Beginning AUV	$11.110	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.467	$11.110	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	29	25	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
NVIT Bond Index (inception May 1, 2007)
Beginning AUV	$15.154	$14.665	$14.321	$14.272	$13.479	$13.808	$13.273	$12.340	$11.608	$10.975
Ending AUV	$15.107	$15.154	$14.665	$14.321	$14.272	$13.479	$13.808	$13.273	$12.340	$11.608
Ending number of AUs (000s)	41	54	62	57	82	116	143	210	140	142
NVIT DFA Capital Appreciation (inception May 1, 2017)
Beginning AUV	$11.163	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.039	$11.163	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	65	12	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
NVIT DFA Moderate (inception May 1, 2017)
Beginning AUV	$10.916	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.073	$10.916	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	151	151	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
NVIT International Index (inception May 1, 2007)
Beginning AUV	$12.158	$9.717	$9.617	$9.689	$10.281	$8.446	$7.104	$8.113	$7.507	$5.816
Ending AUV	$10.500	$12.158	$9.717	$9.617	$9.689	$10.281	$8.446	$7.104	$8.113	$7.507
Ending number of AUs (000s)	852	850	726	553	505	423	310	268	277	276
NVIT Mid Cap Index (inception May 1, 2007)
Beginning AUV	$24.898	$21.470	$17.822	$18.266	$16.670	$12.508	$10.632	$10.893	$8.619	$6.293
Ending AUV	$22.088	$24.898	$21.470	$17.822	$18.266	$16.670	$12.508	$10.632	$10.893	$8.619
Ending number of AUs (000s)	147	182	267	266	271	273	144	119	140	152
NVIT Multi-Manager International Value (inception May 1, 2017)
Beginning AUV	$11.372	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.421	$11.372	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	20	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
NVIT Multi-Manager Mid Cap Value (inception May 1, 2017)
Beginning AUV	$10.843	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.421	$10.843	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	171	4	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

75

NVIT Nationwide Fund (inception May 1, 2018)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.968	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	4	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
NVIT S&P 500 Index (inception May 1, 2007)
Beginning AUV	$22.221	$18.278	$16.352	$16.146	$14.237	$10.766	$9.302	$9.133	$7.942	$6.294
Ending AUV	$21.212	$22.221	$18.278	$16.352	$16.146	$14.237	$10.766	$9.302	$9.133	$7.942
Ending number of AUs (000s)	409	313	259	473	554	387	363	338	244	232
NVIT Small Cap Index (inception May 1, 2007)
Beginning AUV	$21.622	$18.874	$15.570	$16.311	$15.546	$11.204	$9.620	$10.037	$7.925	$6.242
Ending AUV	$19.225	$21.622	$18.874	$15.570	$16.311	$15.546	$11.204	$9.620	$10.037	$7.925
Ending number of AUs (000s)	245	250	221	299	306	236	162	130	120	1,108
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Mid-Cap Growth
Beginning AUV	$35.088	$28.006	$26.827	$26.489	$24.622	$18.567	$16.517	$16.439	$12.734	$9.676
Ending AUV	$32.841	$35.088	$28.006	$26.827	$26.489	$24.622	$18.567	$16.517	$16.439	$12.734
Ending number of AUs (000s)	62	85	65	158	104	40	222	163	53	40
Mid Cap Intrinsic Value
Beginning AUV	$28.159	$24.122	$20.765	$22.653	$19.900	$14.520	$12.568	$13.442	$10.653	$7.268
Ending AUV	$23.858	$28.159	$24.122	$20.765	$22.653	$19.900	$14.520	$12.568	$13.442	$10.653
Ending number of AUs (000s)	172	198	202	216	52	77	24	21	42	55
Short Duration Bond
Beginning AUV	$12.400	$12.291	$12.143	$12.120	$12.047	$11.973	$11.446	$11.413	$10.840	$9.565
Ending AUV	$12.527	$12.400	$12.291	$12.143	$12.120	$12.047	$11.973	$11.446	$11.413	$10.840
Ending number of AUs (000s)	420	353	341	471	327	256	78	106	40	56
US Equity Index PutWrite Strategy (inception date May 1, 2015)
Beginning AUV	$9.818	$9.203	$9.262	$10.020	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.152	$9.818	$9.203	$9.262	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	85	86	112	70	N/A	N/A	N/A	N/A	N/A	N/A
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Balanced Portfolio (inception May 1, 2015)
Beginning AUV	$10.966	$9.920	$9.073	$10.030	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.039	$10.966	$9.920	$9.073	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	120	108	45	36	N/A	N/A	N/A	N/A	N/A	N/A
BTS Tactical Fixed Income (inception October 30, 2015)
Beginning AUV	$11.259	$10.945	$9.669	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.574	$11.259	$10.945	$9.669	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	907	1,277	796	7	N/A	N/A	N/A	N/A	N/A	N/A

76

Power Dividend Index (inception May 1, 2007)
Beginning AUV	$16.647	$15.012	$14.913	$15.524	$14.517	$12.117	$10.956	$10.335	$9.249	$7.591
Ending AUV	$15.313	$16.647	$15.012	$14.913	$15.524	$14.517	$12.117	$10.956	$10.335	$9.249
Ending number of AUs (000s)	403	352	49	65	53	45	38	15	8	39
Power Income (inception May 1, 2012)
Beginning AUV	$11.042	$10.813	$10.361	$10.627	$10.743	$10.270	$10.000	N/A	N/A	N/A
Ending AUV	$10.676	$11.042	$10.813	$10.361	$10.627	$10.743	$10.270	N/A	N/A	N/A
Ending number of AUs (000s)	286	102	120	311	185	312	342	N/A	N/A	N/A
Power Momentum Index (inception May 1, 2007)
Beginning AUV	$19.335	$15.989	$15.172	$15.333	$14.191	$10.421	$8.925	$8.831	$7.012	$5.193
Ending AUV	$18.820	$19.335	$15.989	$15.172	$15.333	$14.191	$10.421	$8.925	$8.831	$7.012
Ending number of AUs (000s)	228	97	76	137	145	134	89	39	52	40
Probabilities Fund (inception May 1, 2013)
Beginning AUV	$12.246	$10.592	$10.354	$10.950	$10.440	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$10.351	$12.246	$10.592	$10.354	$10.950	$10.440	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	817	1,369	1,508	2,492	3,051	3,600	N/A	N/A	N/A	N/A
TOPS Conservative ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$12.800	$11.982	$11.323	$11.565	$11.325	$10.830	$9.831	$10.000	N/A	N/A
Ending AUV	$12.458	$12.800	$11.982	$11.323	$11.565	$11.325	$10.830	$9.831	N/A	N/A
Ending number of AUs (000s)	45	35	24	161	165	38	55	—	N/A	N/A
TOPS Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$17.149	$14.540	$12.945	$13.532	$13.055	$10.980	$9.466	$9.970	N/A	N/A
Ending AUV	$15.644	$17.149	$14.540	$12.945	$13.532	$13.055	$10.980	$9.466	N/A	N/A
Ending number of AUs (000s)	3	4	4	4	5	6	34	11	N/A	N/A
TOPS Managed Risk Balanced ETF- Class 2 (inception November 18, 2011)
Beginning AUV	$13.635	$12.331	$11.608	$12.155	$11.794	$10.927	$10.082	$10.000	N/A	N/A
Ending AUV	$12.813	$13.635	$12.331	$11.608	$12.155	$11.794	$10.927	$10.082	N/A	N/A
Ending number of AUs (000s)	49	162	175	180	132	25	10	—	N/A	N/A
TOPS Managed Risk Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$13.397	$11.386	$10.786	$11.872	$11.718	$10.105	$9.336	$9.990	N/A	N/A
Ending AUV	$12.228	$13.397	$11.386	$10.786	$11.872	$11.718	$10.105	$9.336	N/A	N/A
Ending number of AUs (000s)	27	32	31	16	10	1	—	—	N/A	N/A

77

TOPS Managed Risk Moderate Growth ETF- Class 2 (inception November 18, 2011)
Beginning AUV	$14.303	$12.563	$11.817	$12.620	$12.275	$10.921	$10.051	$10.000	N/A	N/A
Ending AUV	$13.270	$14.303	$12.563	$11.817	$12.620	$12.275	$10.921	$10.051	N/A	N/A
Ending number of AUs (000s)	53	55	60	126	103	85	72	72	N/A	N/A
TOPS Moderate Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$14.824	$12.991	$11.754	$12.173	$11.763	$10.408	$9.059	$9.980	N/A	N/A
Ending AUV	$13.803	$14.824	$12.991	$11.754	$12.173	$11.763	$10.408	$9.059	N/A	N/A
Ending number of AUs (000s)	3	3	3	3	3	3	—	—	N/A	N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Global/VA (inception November 18, 2011)
Beginning AUV	$22.249	$16.321	$16.347	$15.768	$15.450	$12.167	$10.059	$9.993	N/A	N/A
Ending AUV	$19.269	$22.249	$16.321	$16.347	$15.768	$15.450	$12.167	$10.059	N/A	N/A
Ending number of AUs (000s)	602	662	585	518	296	270	71	1	N/A	N/A
Oppenheimer Global Strategic Income/VA (inception November 18, 2011)
Beginning AUV	$12.741	$12.016	$11.308	$11.597	$11.315	$11.356	$10.037	$10.000	N/A	N/A
Ending AUV	$12.163	$12.741	$12.016	$11.308	$11.597	$11.315	$11.356	$10.037	N/A	N/A
Ending number of AUs (000s)	183	179	154	124	115	43	973	1	N/A	N/A
Oppenheimer International Growth/VA (inception November 18, 2011)
Beginning AUV	$18.218	$14.408	$14.810	$14.364	$15.471	$12.307	$10.114	$10.000	N/A	N/A
Ending AUV	$14.656	$18.218	$14.408	$14.810	$14.364	$15.471	$12.307	$10.114	N/A	N/A
Ending number of AUs (000s)	972	1,035	892	801	618	406	65	—	N/A	N/A
Oppenheimer Main Street®/VA (inception November 18, 2011)
Beginning AUV	$23.698	$20.318	$18.256	$17.706	$16.038	$12.202	$10.464	$10.020	N/A	N/A
Ending AUV	$21.779	$23.698	$20.318	$18.256	$17.706	$16.038	$12.202	$10.464	N/A	N/A
Ending number of AUs (000s)	121	369	150	153	98	123	51	—	N/A	N/A
Oppenheimer Total Return Bond/VA (inception November 18, 2011)
Beginning AUV	$12.844	$12.305	$11.941	$11.857	$11.089	$11.132	$10.104	$9.987	N/A	N/A
Ending AUV	$12.676	$12.844	$12.305	$11.941	$11.857	$11.089	$11.132	$10.104	N/A	N/A
Ending number of AUs (000s)	171	237	140	342	161	31	235	1	N/A	N/A
PIMCO VARIABLE INSURANCE TRUST:
All Asset (inception May 1, 2006)
Beginning AUV	$18.101	$15.942	$14.117	$15.511	$15.437	$15.395	$13.394	$13.137	$11.616	$9.555
Ending AUV	$17.122	$18.101	$15.942	$14.117	$15.511	$15.437	$15.395	$13.394	$13.137	$11.616
Ending number of AUs (000s)	644	657	661	1,333	1,917	2,095	1,619	897	756	484
All Asset All Authority—Admin (inception May 1, 2014)
Beginning AUV	$10.441	$9.401	$8.266	$9.430	$10.010	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.753	$10.441	$9.401	$8.266	$9.430	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	324	447	209	256	478	N/A	N/A	N/A	N/A	N/A

78

CommodityRealReturn Strategy (inception May 1, 2006)
Beginning AUV	$6.948	$6.802	$5.907	$7.950	$9.746	$11.425	$10.841	$11.727	$9.418	$6.654
Ending AUV	$5.966	$6.948	$6.802	$5.907	$7.950	$9.746	$11.425	$10.841	$11.727	$9.418
Ending number of AUs (000s)	1,555	1,689	1,594	1,313	1,451	1,210	844	625	678	315
Dynamic Bond (inception February 3, 2012)
Beginning AUV	$11.765	$11.204	$10.698	$10.881	$10.560	$10.679	$9.990	N/A	N/A	N/A
Ending AUV	$11.887	$11.765	$11.204	$10.698	$10.881	$10.560	$10.679	N/A	N/A	N/A
Ending number of AUs (000s)	1,058	1,004	912	1,006	1,178	1,332	490	N/A	N/A	N/A
Emerging Markets Bond (inception May 1, 2006)
Beginning AUV	$20.647	$18.792	$16.585	$16.965	$16.713	$17.961	$15.238	$14.333	$12.780	$9.792
Ending AUV	$19.670	$20.647	$18.792	$16.585	$16.965	$16.713	$17.961	$15.238	$14.333	$12.780
Ending number of AUs (000s)	1,110	1,128	971	836	803	846	1,407	690	420	307
Global Bond Opportunities (inception May 1, 2006)
Beginning AUV	$16.996	$15.647	$15.039	$15.671	$15.324	$16.743	$15.657	$14.556	$13.038	$11.159
Ending AUV	$16.284	$16.996	$15.647	$15.039	$15.671	$15.324	$16.743	$15.657	$14.556	$13.038
Ending number of AUs (000s)	176	148	139	129	196	206	259	254	151	146
Global Core Bond (Hedged) (inception November 18, 2011)
Beginning AUV	$10.684	$10.245	$9.594	$10.102	$10.256	$10.588	$9.971	$10.000	N/A	N/A
Ending AUV	$10.796	$10.684	$10.245	$9.594	$10.102	$10.256	$10.588	$9.971	N/A	N/A
Ending number of AUs (000s)	67	32	25	22	73	166	19	1	N/A	N/A
Global Multi-Asset Managed Allocation (inception November 19, 2010)
Beginning AUV	$12.488	$10.947	$10.522	$10.537	$10.064	$10.923	$10.033	$10.210	$10.000	N/A
Ending AUV	$11.807	$12.488	$10.947	$10.522	$10.537	$10.064	$10.923	$10.033	$10.210	N/A
Ending number of AUs (000s)	156	87	82	94	84	397	233	131	15	N/A
High Yield (inception May 1, 2006)
Beginning AUV	$20.558	$19.284	$17.150	$17.436	$16.873	$15.958	$13.961	$13.510	$11.803	$8.415
Ending AUV	$20.014	$20.558	$19.284	$17.150	$17.436	$16.873	$15.958	$13.961	$13.510	$11.803
Ending number of AUs (000s)	1,077	1,429	1,680	1,273	1,094	3,612	4,501	3,227	2,462	3,319
Income (inception May 1, 2016)
Beginning AUV	$11.401	$10.549	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.445	$11.401	$10.549	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	7,423	6,955	1,671	N/A	N/A	N/A	N/A	N/A	N/A	N/A

79

International Bond (Unhedged) (inception November 14, 2008)
Beginning AUV	$14.182	$12.795	$12.422	$13.368	$13.314	$14.236	$13.494	$12.434	$11.358	$10.912
Ending AUV	$13.618	$14.182	$12.795	$12.422	$13.368	$13.314	$14.236	$13.494	$12.434	$11.358
Ending number of AUs (000s)	396	357	357	380	401	288	274	184	106	81
International Bond US Dollar-Hedged Portfolio (inception May 1, 2006)
Beginning AUV	$19.011	$18.499	$17.374	$17.324	$15.585	$15.507	$13.989	$13.103	$12.078	$10.448
Ending AUV	$19.414	$19.011	$18.499	$17.374	$17.324	$15.585	$15.507	$13.989	$13.103	$12.078
Ending number of AUs (000s)	1,921	1,911	1,236	1,525	1,621	588	758	699	238	145
Long Term U.S. Government (inception November 1, 2006)
Beginning AUV	$21.289	$19.539	$19.409	$19.682	$15.871	$18.232	$17.458	$13.657	$12.237	$12.798
Ending AUV	$20.782	$21.289	$19.539	$19.409	$19.682	$15.871	$18.232	$17.458	$13.657	$12.237
Ending number of AUs (000s)	517	291	216	245	305	69	103	215	84	116
Low Duration (inception November 1, 2006)
Beginning AUV	$14.250	$14.061	$13.866	$13.823	$13.706	$13.725	$12.966	$12.824	$12.180	$10.748
Ending AUV	$14.299	$14.250	$14.061	$13.866	$13.823	$13.706	$13.725	$12.966	$12.824	$12.180
Ending number of AUs (000s)	2,585	2,106	2,300	2,296	2,033	2,001	1,776	1,603	867	630
Real Return
Beginning AUV	$16.105	$15.538	$14.770	$15.181	$14.726	$16.221	$14.915	$13.357	$12.356	$10.439
Ending AUV	$15.750	$16.105	$15.538	$14.770	$15.181	$14.726	$16.221	$14.915	$13.357	$12.356
Ending number of AUs (000s)	1,788	1,652	1,270	1,187	1,247	1,168	1,842	1,498	1,037	834
Short Term
Beginning AUV	$13.492	$13.176	$12.871	$12.730	$12.640	$12.569	$12.230	$12.168	$11.917	$11.055
Ending AUV	$13.699	$13.492	$13.176	$12.871	$12.730	$12.640	$12.569	$12.230	$12.168	$11.917
Ending number of AUs (000s)	4,741	1,820	1,476	1,862	1,211	1,380	718	742	522	500
Total Return
Beginning AUV	$18.560	$17.691	$17.230	$17.153	$16.449	$16.778	$15.310	$14.777	$13.669	$11.987
Ending AUV	$18.462	$18.560	$17.691	$17.230	$17.153	$16.449	$16.778	$15.310	$14.777	$13.669
Ending number of AUs (000s)	6,444	6,195	5,635	5,525	4,763	5,987	5,409	3,776	3,318	2,552
PIONEER VARIABLE CONTRACTS TRUST:
Pioneer Bond VCT (inception November 9, 2007)
Beginning AUV	$16.893	$16.299	$15.684	$15.673	$14.815	$14.694	$13.553	$12.862	$11.806	$10.065
Ending AUV	$16.725	$16.893	$16.299	$15.684	$15.673	$14.815	$14.694	$13.553	$12.862	$11.806
Ending number of AUs (000s)	1,126	860	767	814	756	319	312	316	365	157
Pioneer Equity Income VCT
Beginning AUV	$28.612	$24.842	$20.783	$20.737	$18.390	$14.274	$12.980	$12.272	$10.293	$9.038
Ending AUV	$26.102	$28.612	$24.842	$20.783	$20.737	$18.390	$14.274	$12.980	$12.272	$10.293
Ending number of AUs (000s)	321	399	300	244	332	221	211	372	208	139

80

Pioneer Fund VCT
Beginning AUV	$25.944	$21.379	$19.503	$19.576	$17.672	$13.288	$12.086	$12.662	$10.941	$8.760
Ending AUV	$25.493	$25.944	$21.379	$19.503	$19.576	$17.672	$13.288	$12.086	$12.662	$10.941
Ending number of AUs (000s)	43	39	48	18	50	49	46	30	103	139
Pioneer High Yield VCT
Beginning AUV	$21.519	$20.110	$17.679	$18.461	$18.515	$16.560	$14.312	$14.610	$12.417	$7.759
Ending AUV	$20.671	$21.519	$20.110	$17.679	$18.461	$18.515	$16.560	$14.312	$14.610	$12.417
Ending number of AUs (000s)	50	134	151	125	147	237	187	158	205	294
Pioneer Mid Cap Value VCT
Beginning AUV	$24.819	$21.989	$18.919	$20.202	$17.598	$13.256	$11.961	$12.703	$10.775	$8.602
Ending AUV	$19.980	$24.819	$21.989	$18.919	$20.202	$17.598	$13.256	$11.961	$12.703	$10.775
Ending number of AUs (000s)	54	52	63	60	141	41	65	165	225	158
Pioneer Strategic Income VCT (inception November 1, 2006)
Beginning AUV	$17.866	$17.057	$15.894	$16.139	$15.562	$15.420	$13.870	$13.657	$12.262	$9.488
Ending AUV	$17.520	$17.866	$17.057	$15.894	$16.139	$15.562	$15.420	$13.870	$13.657	$12.262
Ending number of AUs (000s)	703	769	759	948	823	825	742	417	559	582
PROFUNDS:
Access VP High Yield (inception May 3, 2010)
Beginning AUV	$16.609	$15.849	$14.540	$14.518	$14.186	$12.894	$11.298	$10.997	$10.012	N/A
Ending AUV	$16.507	$16.609	$15.849	$14.540	$14.518	$14.186	$12.894	$11.298	$10.997	N/A
Ending number of AUs (000s)	26	48	68	65	204	496	1,074	684	141	N/A
ProFunds VP Asia 30 (inception May 3, 2010)
Beginning AUV	$13.062	$9.830	$9.768	$10.779	$10.950	$9.524	$8.248	$11.298	$10.072	N/A
Ending AUV	$10.633	$13.062	$9.830	$9.768	$10.779	$10.950	$9.524	$8.248	$11.298	N/A
Ending number of AUs (000s)	64	144	65	252	26	46	82	26	81	N/A
ProFunds VP Banks (inception November 19, 2010)
Beginning AUV	$23.097	$19.587	$15.895	$15.964	$14.463	$10.838	$8.124	$11.091	$9.965	N/A
Ending AUV	$18.963	$23.097	$19.587	$15.895	$15.964	$14.463	$10.838	$8.124	$11.091	N/A
Ending number of AUs (000s)	49	149	88	76	148	57	11	1	—	N/A
ProFunds VP Basic Materials (inception May 3, 2010)
Beginning AUV	$16.699	$13.582	$11.462	$13.316	$13.095	$11.057	$10.192	$12.155	$10.002	N/A
Ending AUV	$13.751	$16.699	$13.582	$11.462	$13.316	$13.095	$11.057	$10.192	$12.155	N/A
Ending number of AUs (000s)	39	140	89	54	34	80	23	4	45	N/A

81

ProFunds VP Bear (inception May 3, 2010)
Beginning AUV	$2.900	$3.535	$4.066	$4.276	$4.987	$6.789	$8.140	$8.934	$9.868	N/A
Ending AUV	$3.018	$2.900	$3.535	$4.066	$4.276	$4.987	$6.789	$8.140	$8.934	N/A
Ending number of AUs (000s)	232	254	168	124	45	822	53	7	9	N/A
ProFunds VP Biotechnology (inception May 3, 2010)
Beginning AUV	$35.187	$28.714	$33.972	$32.887	$25.351	$15.053	$10.698	$10.040	$10.057	N/A
Ending AUV	$32.813	$35.187	$28.714	$33.972	$32.887	$25.351	$15.053	$10.698	$10.040	N/A
Ending number of AUs (000s)	33	56	33	90	118	98	31	1	20	N/A
ProFunds VP Bull (inception May 3, 2010)
Beginning AUV	$22.738	$19.053	$17.375	$17.455	$15.659	$12.068	$10.596	$10.596	$10.129	N/A
Ending AUV	$21.341	$22.738	$19.053	$17.375	$17.455	$15.659	$12.068	$10.596	$10.596	N/A
Ending number of AUs (000s)	493	917	639	947	1,183	888	410	237	165	N/A
ProFunds VP Consumer Goods (inception May 3, 2010)
Beginning AUV	$23.028	$20.015	$19.330	$18.558	$16.836	$13.107	$11.823	$11.055	$10.096	N/A
Ending AUV	$19.619	$23.028	$20.015	$19.330	$18.558	$16.836	$13.107	$11.823	$11.055	N/A
Ending number of AUs (000s)	31	234	60	109	119	55	74	6	18	N/A
ProFunds VP Consumer Services (inception November 19, 2010)
Beginning AUV	$27.169	$22.953	$22.031	$21.044	$18.713	$13.379	$10.957	$10.386	$10.052	N/A
Ending AUV	$27.336	$27.169	$22.953	$22.031	$21.044	$18.713	$13.379	$10.957	$10.386	N/A
Ending number of AUs (000s)	60	103	59	84	195	246	93	4	1	N/A
ProFunds VP Emerging Markets (inception May 3, 2010)
Beginning AUV	$10.480	$7.864	$7.084	$8.573	$8.876	$9.485	$8.901	$11.085	$9.978	N/A
Ending AUV	$8.880	$10.480	$7.864	$7.084	$8.573	$8.876	$9.485	$8.901	$11.085	N/A
Ending number of AUs (000s)	149	340	125	35	75	67	200	3	106	N/A
ProFunds VP Europe 30 (inception May 3, 2010)
Beginning AUV	$14.479	$12.095	$11.219	$12.588	$13.779	$11.328	$9.716	$10.663	$9.975	N/A
Ending AUV	$12.433	$14.479	$12.095	$11.219	$12.588	$13.779	$11.328	$9.716	$10.663	N/A
Ending number of AUs (000s)	46	409	70	122	59	147	87	9	21	N/A
ProFunds VP Falling U.S. Dollar (inception November 19, 2010)
Beginning AUV	$7.547	$6.959	$7.392	$8.214	$9.398	$9.591	$9.665	$9.936	$10.027	N/A
Ending AUV	$7.071	$7.547	$6.959	$7.392	$8.214	$9.398	$9.591	$9.665	$9.936	N/A
Ending number of AUs (000s)	4	9	7	0	1	0	0	0	2	N/A
ProFunds VP Financials (inception May 3, 2010)
Beginning AUV	$21.252	$17.981	$15.593	$15.829	$14.019	$10.614	$8.509	$9.875	$10.169	N/A
Ending AUV	$19.036	$21.252	$17.981	$15.593	$15.829	$14.019	$10.614	$8.509	$9.875	N/A
Ending number of AUs (000s)	110	364	283	307	255	124	25	7	0	N/A

82

ProFunds VP Health Care (inception May 3, 2010)
Beginning AUV	$27.877	$23.054	$24.028	$22.879	$18.496	$13.234	$11.272	$10.237	$10.060	N/A
Ending AUV	$29.113	$27.877	$23.054	$24.028	$22.879	$18.496	$13.234	$11.272	$10.237	N/A
Ending number of AUs (000s)	149	110	62	179	229	161	73	5	7	N/A
ProFunds VP Industrials (inception May 3, 2010)
Beginning AUV	$24.866	$20.316	$17.284	$17.896	$16.950	$12.266	$10.592	$10.785	$10.196	N/A
Ending AUV	$21.692	$24.866	$20.316	$17.284	$17.896	$16.950	$12.266	$10.592	$10.785	N/A
Ending number of AUs (000s)	43	399	375	64	109	268	143	20	18	N/A
ProFunds VP International (inception May 3, 2010)
Beginning AUV	$14.023	$11.513	$11.621	$12.045	$13.108	$10.970	$9.462	$11.046	$10.081	N/A
Ending AUV	$11.813	$14.023	$11.513	$11.621	$12.045	$13.108	$10.970	$9.462	$11.046	N/A
Ending number of AUs (000s)	16	73	18	27	16	88	144	3	60	N/A
ProFunds VP Internet (inception November 19, 2010)
Beginning AUV	$30.733	$22.590	$21.406	$17.786	$17.589	$11.594	$9.680	$10.399	$10.065	N/A
Ending AUV	$32.249	$30.733	$22.590	$21.406	$17.786	$17.589	$11.594	$9.680	$10.399	N/A
Ending number of AUs (000s)	115	80	57	162	28	50	23	2	13	N/A
ProFunds VP Japan (inception May 3, 2010)
Beginning AUV	$17.550	$14.816	$14.755	$13.945	$13.510	$9.114	$7.412	$9.099	$10.107	N/A
Ending AUV	$15.508	$17.550	$14.816	$14.755	$13.945	$13.510	$9.114	$7.412	$9.099	N/A
Ending number of AUs (000s)	79	148	153	116	27	58	80	14	12	N/A
ProFunds VP Large-Cap Growth (inception May 3, 2010)
Beginning AUV	$25.366	$20.246	$19.279	$18.581	$16.454	$12.593	$11.172	$10.833	$10.119	N/A
Ending AUV	$24.894	$25.366	$20.246	$19.279	$18.581	$16.454	$12.593	$11.172	$10.833	N/A
Ending number of AUs (000s)	269	295	205	222	229	126	27	2	40	N/A
ProFunds VP Large-Cap Value (inception May 3, 2010)
Beginning AUV	$21.234	$18.719	$16.217	$17.023	$15.409	$11.863	$10.278	$10.411	$10.141	N/A
Ending AUV	$18.978	$21.234	$18.719	$16.217	$17.023	$15.409	$11.863	$10.278	$10.411	N/A
Ending number of AUs (000s)	118	60	188	11	52	170	138	16	2	N/A
ProFunds VP Mid-Cap (inception May 3, 2010)
Beginning AUV	$21.882	$19.290	$16.322	$17.082	$15.869	$12.133	$10.501	$10.959	$10.158	N/A
Ending AUV	$19.068	$21.882	$19.290	$16.322	$17.082	$15.869	$12.133	$10.501	$10.959	N/A
Ending number of AUs (000s)	645	1,258	1,503	1,237	675	616	187	67	7	N/A

83

ProFunds VP Mid-Cap Growth (inception May 3, 2010)
Beginning AUV	$23.578	$19.930	$17.656	$17.606	$16.627	$12.738	$11.040	$11.369	$10.166	N/A
Ending AUV	$20.754	$23.578	$19.930	$17.656	$17.606	$16.627	$12.738	$11.040	$11.369	N/A
Ending number of AUs (000s)	16	42	26	208	39	129	89	2	201	N/A
ProFunds VP Mid-Cap Value (inception May 3, 2010)
Beginning AUV	$21.906	$19.805	$15.928	$17.356	$15.751	$11.919	$10.225	$10.642	$10.155	N/A
Ending AUV	$18.995	$21.906	$19.805	$15.928	$17.356	$15.751	$11.919	$10.225	$10.642	N/A
Ending number of AUs (000s)	37	26	257	135	52	55	109	7	—	N/A
ProFunds VP NASDAQ-100 (inception May 3, 2010)
Beginning AUV	$30.135	$23.115	$21.961	$20.437	$17.467	$13.009	$11.192	$11.032	$10.149	N/A
Ending AUV	$29.571	$30.135	$23.115	$21.961	$20.437	$17.467	$13.009	$11.192	$11.032	N/A
Ending number of AUs (000s)	329	422	527	571	481	328	154	18	122	N/A
ProFunds VP Oil & Gas (inception May 3, 2010)
Beginning AUV	$12.091	$12.488	$10.056	$13.123	$14.722	$11.866	$11.532	$11.279	$10.099	N/A
Ending AUV	$9.646	$12.091	$12.488	$10.056	$13.123	$14.722	$11.866	$11.532	$11.279	N/A
Ending number of AUs (000s)	89	167	372	97	53	71	54	6	32	N/A
ProFunds VP Pharmaceuticals (inception May 3, 2010)
Beginning AUV	$23.244	$21.062	$21.879	$20.948	$17.551	$13.334	$11.921	$10.265	$10.079	N/A
Ending AUV	$21.803	$23.244	$21.062	$21.879	$20.948	$17.551	$13.334	$11.921	$10.265	N/A
Ending number of AUs (000s)	28	32	23	41	78	23	14	71	0	N/A
ProFunds VP Precious Metals (inception May 3, 2010)
Beginning AUV	$4.450	$4.227	$2.713	$4.040	$5.307	$8.552	$10.007	$12.387	$9.831	N/A
Ending AUV	$3.851	$4.450	$4.227	$2.713	$4.040	$5.307	$8.552	$10.007	$12.387	N/A
Ending number of AUs (000s)	320	204	219	168	120	294	74	80	65	N/A
ProFunds VP Real Estate (inception May 3, 2010)
Beginning AUV	$18.950	$17.538	$16.589	$16.535	$13.227	$13.214	$11.278	$10.766	$10.325	N/A
Ending AUV	$17.870	$18.950	$17.538	$16.589	$16.535	$13.227	$13.214	$11.278	$10.766	N/A
Ending number of AUs (000s)	57	34	27	76	164	35	54	8	1	N/A
ProFunds VP Rising Rates Opportunity (inception May 3, 2010)
Beginning AUV	$3.453	$3.920	$4.133	$4.200	$6.022	$5.170	$5.556	$8.889	$10.007	N/A
Ending AUV	$3.597	$3.453	$3.920	$4.133	$4.200	$6.022	$5.170	$5.556	$8.889	N/A
Ending number of AUs (000s)	709	181	404	260	107	252	111	32	49	N/A
ProFunds VP Semiconductor (inception November 19, 2010)
Beginning AUV	$29.392	$21.683	$16.979	$17.482	$12.995	$9.736	$10.159	$10.571	$10.127	N/A
Ending AUV	$26.385	$29.392	$21.683	$16.979	$17.482	$12.995	$9.736	$10.159	$10.571	N/A
Ending number of AUs (000s)	40	54	47	74	54	3	1	0	9	N/A

84

ProFunds VP Short Emerging Markets (inception November 19, 2010)
Beginning AUV	$5.976	$8.282	$9.887	$8.866	$9.134	$9.155	$10.528	$9.514	$10.014	N/A
Ending AUV	$6.728	$5.976	$8.282	$9.887	$8.866	$9.134	$9.155	$10.528	$9.514	N/A
Ending number of AUs (000s)	129	27	37	322	7	4	0	2	38	N/A
ProFunds VP Short International (inception November 19, 2010)
Beginning AUV	$4.637	$5.843	$6.209	$6.453	$6.277	$7.947	$9.952	$9.776	$10.000	N/A
Ending AUV	$5.355	$4.637	$5.843	$6.209	$6.453	$6.277	$7.947	$9.952	$9.776	N/A
Ending number of AUs (000s)	252	12	2	55	25	13	24	2	0	N/A
ProFunds VP Short Mid-Cap (inception November 19, 2010)
Beginning AUV	$2.923	$3.433	$4.301	$4.375	$4.997	$6.911	$8.527	$9.291	$9.969	N/A
Ending AUV	$3.243	$2.923	$3.433	$4.301	$4.375	$4.997	$6.911	$8.527	$9.291	N/A
Ending number of AUs (000s)	57	13	1	7	3	0	0	0	0	N/A
ProFunds VP Short NASDAQ-100 (inception May 3, 2010)
Beginning AUV	$2.084	$2.788	$3.099	$3.564	$4.421	$6.263	$7.712	$8.614	$9.845	N/A
Ending AUV	$2.024	$2.084	$2.788	$3.099	$3.564	$4.421	$6.263	$7.712	$8.614	N/A
Ending number of AUs (000s)	133	32	54	30	35	8	124	2	8	N/A
ProFunds VP Short Small-Cap (inception May 3, 2010)
Beginning AUV	$2.588	$3.016	$3.847	$3.878	$4.273	$6.215	$7.669	$8.436	$9.741	N/A
Ending AUV	$2.857	$2.588	$3.016	$3.847	$3.878	$4.273	$6.215	$7.669	$8.436	N/A
Ending number of AUs (000s)	40	27	39	13	9	6	47	5	1	N/A
ProFunds VP Small Cap (inception November 19, 2010)
Beginning AUV	$20.752	$18.458	$15.423	$16.443	$16.046	$11.697	$10.193	$10.804	$10.050	N/A
Ending AUV	$18.077	$20.752	$18.458	$15.423	$16.443	$16.046	$11.697	$10.193	$10.804	N/A
Ending number of AUs (000s)	312	340	502	301	354	205	37	79	35	N/A
ProFunds VP Small-Cap Growth (inception May 3, 2010)
Beginning AUV	$25.192	$22.300	$18.547	$18.332	$17.942	$12.777	$11.359	$11.216	$10.223	N/A
Ending AUV	$23.744	$25.192	$22.300	$18.547	$18.332	$17.942	$12.777	$11.359	$11.216	N/A
Ending number of AUs (000s)	112	82	154	101	51	84	80	25	124	N/A
ProFunds VP Small-Cap Value (inception May 3, 2010)
Beginning AUV	$22.037	$20.087	$15.598	$17.006	$16.072	$11.674	$10.050	$10.480	$10.223	N/A
Ending AUV	$18.905	$22.037	$20.087	$15.598	$17.006	$16.072	$11.674	$10.050	$10.480	N/A
Ending number of AUs (000s)	131	138	565	101	305	111	152	26	15	N/A

85

ProFunds VP Technology (inception May 3, 2010)
Beginning AUV	$26.804	$19.828	$17.650	$17.236	$14.592	$11.656	$10.567	$10.713	$10.146	N/A
Ending AUV	$26.189	$26.804	$19.828	$17.650	$17.236	$14.592	$11.656	$10.567	$10.713	N/A
Ending number of AUs (000s)	107	109	73	95	186	71	2	81	2	N/A
ProFunds VP Telecommunications (inception November 19, 2010)
Beginning AUV	$17.050	$17.420	$14.319	$14.105	$14.025	$12.515	$10.741	$10.544	$10.000	N/A
Ending AUV	$14.475	$17.050	$17.420	$14.319	$14.105	$14.025	$12.515	$10.741	$10.544	N/A
Ending number of AUs (000s)	22	41	45	8	22	20	25	2	0	N/A
ProFunds VP U.S. Government Plus (inception May 3, 2010)
Beginning AUV	$17.471	$15.957	$16.007	$16.964	$12.437	$15.376	$15.228	$10.611	$9.982	N/A
Ending AUV	$16.524	$17.471	$15.957	$16.007	$16.964	$12.437	$15.376	$15.228	$10.611	N/A
Ending number of AUs (000s)	81	124	179	161	146	4	32	37	7	N/A
ProFunds VP UltraBull (inception May 3, 2010)
Beginning AUV	$45.029	$31.932	$26.924	$27.723	$22.496	$13.386	$10.384	$10.911	$10.260	N/A
Ending AUV	$38.047	$45.029	$31.932	$26.924	$27.723	$22.496	$13.386	$10.384	$10.911	N/A
Ending number of AUs (000s)	61	65	82	28	92	30	16	2	2	N/A
ProFunds VP UltraMid-Cap (inception May 3, 2010)
Beginning AUV	$42.852	$33.256	$24.114	$26.542	$23.012	$13.488	$10.180	$11.789	$10.322	N/A
Ending AUV	$31.381	$42.852	$33.256	$24.114	$26.542	$23.012	$13.488	$10.180	$11.789	N/A
Ending number of AUs (000s)	48	48	63	13	36	48	15	2	4	N/A
ProFunds VP UltraNASDAQ-100 (inception May 3, 2010)
Beginning AUV	$79.030	$46.950	$43.223	$38.048	$28.010	$15.644	$11.697	$11.838	$10.310	N/A
Ending AUV	$71.419	$79.030	$46.950	$43.223	$38.048	$28.010	$15.644	$11.697	$11.838	N/A
Ending number of AUs (000s)	37	457	311	40	40	40	24	—	1	N/A
ProFunds VP UltraShort NASDAQ-100 (inception November 19, 2010)
Beginning AUV	$0.493	$0.895	$1.122	$1.521	$2.368	$4.610	$7.116	$9.144	$9.987	N/A
Ending AUV	$0.436	$0.493	$0.895	$1.122	$1.521	$2.368	$4.610	$7.116	$9.144	N/A
Ending number of AUs (000s)	476	197	550	163	12	85	38	30	0	N/A
ProFunds VP UltraSmall-Cap (inception May 3, 2010)
Beginning AUV	$35.894	$28.670	$20.539	$23.601	$22.396	$11.998	$9.264	$11.413	$10.452	N/A
Ending AUV	$26.220	$35.894	$28.670	$20.539	$23.601	$22.396	$11.998	$9.264	$11.413	N/A
Ending number of AUs (000s)	38	196	59	26	37	39	11	11	6	N/A
ProFunds VP Utilities (inception May 3, 2010)
Beginning AUV	$21.182	$19.146	$16.638	$17.776	$14.121	$12.462	$12.444	$10.590	$10.138	N/A
Ending AUV	$21.794	$21.182	$19.146	$16.638	$17.776	$14.121	$12.462	$12.444	$10.590	N/A
Ending number of AUs (000s)	152	108	121	65	231	29	67	96	7	N/A

86

PUTNAM VARIABLE TRUST:
Putnam VT Diversified Income (inception November 19, 2010)
Beginning AUV	$12.935	$12.075	$11.454	$11.728	$11.688	$10.841	$9.720	$10.038	$10.000	N/A
Ending AUV	$12.808	$12.935	$12.075	$11.454	$11.728	$11.688	$10.841	$9.720	$10.038	N/A
Ending number of AUs (000s)	443	394	197	371	365	767	54	32	304	N/A
Putnam VT Equity Income (inception November 19, 2010)
Beginning AUV	$24.965	$21.020	$18.496	$19.076	$16.933	$12.788	$10.719	$10.516	$10.008	N/A
Ending AUV	$22.846	$24.965	$21.020	$18.496	$19.076	$16.933	$12.788	$10.719	$10.516	N/A
Ending number of AUs (000s)	411	428	248	315	206	193	59	53	16	N/A
Putnam VT High Yield (inception November 19, 2010)
Beginning AUV	$15.325	$14.326	$12.398	$13.099	$12.898	$11.959	$10.309	$10.131	$10.000	N/A
Ending AUV	$14.702	$15.325	$14.326	$12.398	$13.099	$12.898	$11.959	$10.309	$10.131	N/A
Ending number of AUs (000s)	131	319	1,230	84	106	1,094	337	601	1,233	N/A
Putnam VT Income (inception November 19, 2010)
Beginning AUV	$13.428	$12.717	$12.468	$12.652	$11.885	$11.667	$10.535	$10.033	$10.000	N/A
Ending AUV	$13.455	$13.428	$12.717	$12.468	$12.652	$11.885	$11.667	$10.535	$10.033	N/A
Ending number of AUs (000s)	625	906	604	612	502	97	132	21	229	N/A
Putnam VT Mortgage Securities (inception November 19, 2010)
Beginning AUV	$11.301	$11.084	$11.061	$11.134	$10.673	$10.725	$10.530	$9.860	$10.008	N/A
Ending AUV	$11.199	$11.301	$11.084	$11.061	$11.134	$10.673	$10.725	$10.530	$9.860	N/A
Ending number of AUs (000s)	171	190	101	129	544	82	36	241	20	N/A
Putnam VT Multi Asset Absolute Return (inception May 2, 2011)
Beginning AUV	$11.617	$10.859	$10.784	$10.842	$10.439	$10.030	$9.610	$9.980	N/A	N/A
Ending AUV	$10.706	$11.617	$10.859	$10.784	$10.842	$10.439	$10.030	$9.610	N/A	N/A
Ending number of AUs (000s)	226	157	125	308	64	34	23	3	N/A	N/A
ROYCE CAPITAL FUND:
Royce Micro-Cap
Beginning AUV	$21.892	$20.813	$17.386	$19.860	$20.597	$17.024	$15.821	$17.999	$13.850	$8.763
Ending AUV	$19.912	$21.892	$20.813	$17.386	$19.860	$20.597	$17.024	$15.821	$17.999	$13.850
Ending number of AUs (000s)	135	121	222	124	147	174	157	171	206	220
Royce Small-Cap
Beginning AUV	$25.735	$24.422	$20.191	$22.892	$22.174	$16.455	$14.627	$15.124	$12.548	$9.281
Ending AUV	$23.589	$25.735	$24.422	$20.191	$22.892	$22.174	$16.455	$14.627	$15.124	$12.548
Ending number of AUs (000s)	314	370	387	350	366	445	382	385	421	345

87

SEI INSURANCE PRODUCTS TRUST:
SEI VP Balanced Strategy (inception November 15, 2013)
Beginning AUV	$12.167	$10.907	$10.179	$10.515	$10.099	$10.029	N/A	N/A	N/A	N/A
Ending AUV	$11.364	$12.167	$10.907	$10.179	$10.515	$10.099	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	58	61	38	9	30	0	N/A	N/A	N/A	N/A
SEI VP Conservative Strategy (inception November 15, 2013)
Beginning AUV	$11.287	$10.737	$10.334	$10.361	$10.020	$10.010	N/A	N/A	N/A	N/A
Ending AUV	$11.058	$11.287	$10.737	$10.334	$10.361	$10.020	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	114	121	139	135	54	3	N/A	N/A	N/A	N/A
SEI VP Defensive Strategy (inception November 15, 2013)
Beginning AUV	$10.632	$10.358	$10.120	$10.147	$10.000	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$10.560	$10.632	$10.358	$10.120	$10.147	$10.000	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	101	98	92	44	40	0	N/A	N/A	N/A	N/A
SEI VP Market Growth Strategy (inception November 15, 2013)
Beginning AUV	$12.526	$10.983	$10.196	$10.559	$10.137	$10.029	N/A	N/A	N/A	N/A
Ending AUV	$11.544	$12.526	$10.983	$10.196	$10.559	$10.137	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	201	210	186	255	223	1	N/A	N/A	N/A	N/A
SEI VP Market Plus Strategy (inception November 15, 2013)
Beginning AUV	$13.253	$11.167	$10.301	$10.684	$10.214	$10.039	N/A	N/A	N/A	N/A
Ending AUV	$11.909	$13.253	$11.167	$10.301	$10.684	$10.214	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	88	78	76	136	58	1	N/A	N/A	N/A	N/A
SEI VP Moderate Strategy (inception November 15, 2013)
Beginning AUV	$12.038	$11.123	$10.470	$10.576	$10.039	$10.020	N/A	N/A	N/A	N/A
Ending AUV	$11.579	$12.038	$11.123	$10.470	$10.576	$10.039	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	160	174	130	138	112	0	N/A	N/A	N/A	N/A
T. ROWE PRICE EQUITY SERIES, INC.:
T. Rowe Price Blue Chip Growth (inception May 1, 2006)
Beginning AUV	$31.177	$22.953	$22.831	$20.606	$18.932	$13.441	$11.400	$11.247	$9.696	$6.838
Ending AUV	$31.691	$31.177	$22.953	$22.831	$20.606	$18.932	$13.441	$11.400	$11.247	$9.696
Ending number of AUs (000s)	1,728	1,715	1,451	1,474	1,029	844	718	570	536	506
T. Rowe Price Equity Income (inception May 1, 2006)
Beginning AUV	$21.430	$18.517	$15.580	$16.772	$15.659	$12.101	$10.350	$10.456	$9.113	$7.276
Ending AUV	$19.353	$21.430	$18.517	$15.580	$16.772	$15.659	$12.101	$10.350	$10.456	$9.113
Ending number of AUs (000s)	693	690	820	744	913	816	636	545	636	471

88

T. Rowe Price Health Sciences (inception May 1, 2006)
Beginning AUV	$49.522	$38.900	$43.568	$38.737	$29.520	$19.613	$14.972	$13.564	$11.763	$8.955
Ending AUV	$49.946	$49.522	$38.900	$43.568	$38.737	$29.520	$19.613	$14.972	$13.564	$11.763
Ending number of AUs (000s)	397	362	388	674	524	363	299	154	97	90
T ROWE PRICE FIXED INCOME SERIES, INC.:
T. Rowe Price Limited-Term Bond (inception May 1, 2007)
Beginning AUV	$12.266	$12.168	$12.032	$12.025	$11.978	$11.992	$11.707	$11.573	$11.252	$10.479
Ending AUV	$12.380	$12.266	$12.168	$12.032	$12.025	$11.978	$11.992	$11.707	$11.573	$11.252
Ending number of AUs (000s)	1,136	562	767	856	633	347	151	272	197	206
THIRD AVENUE VARIABLE SERIES TRUST:
Third Avenue Value
Beginning AUV	$18.024	$15.868	$14.140	$15.519	$14.868	$12.497	$9.815	$12.472	$10.934	$7.523
Ending AUV	$14.358	$18.024	$15.868	$14.140	$15.519	$14.868	$12.497	$9.815	$12.472	$10.934
Ending number of AUs (000s)	120	129	280	268	362	286	359	342	341	383
TIMOTHY PLAN:
Timothy Plan Conservative Growth VS (inception November 19, 2010)
Beginning AUV	$14.353	$13.129	$12.403	$12.773	$12.450	$11.307	$10.490	$10.295	$10.009	N/A
Ending AUV	$13.094	$14.353	$13.129	$12.403	$12.773	$12.450	$11.307	$10.490	$10.295	N/A
Ending number of AUs (000s)	68	86	173	219	194	146	52	14	—	N/A
Timothy Plan Strategic Growth VS (inception November 19, 2010)
Beginning AUV	$15.404	$13.739	$13.025	$13.529	$13.317	$11.272	$10.116	$10.505	$10.022	N/A
Ending AUV	$13.571	$15.404	$13.739	$13.025	$13.529	$13.317	$11.272	$10.116	$10.505	N/A
Ending number of AUs (000s)	88	145	174	177	407	115	23	13	11	N/A
TWO ROADS SHARED TRUST:
Redwood Managed Volatility – Class I (inception date May 1, 2015):
Beginning AUV	$11.499	$10.648	$9.459	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.222	$11.499	$10.648	$9.459	N/A	N/A	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	562	988	1,168	2,025	N/A	N/A	N/A	N/A	N/A	N/A
VANECK VIP TRUST:
Emerging Markets
Beginning AUV	$33.244	$22.011	$21.989	$25.566	$25.672	$22.918	$17.655	$23.774	$18.743	$8.792
Ending AUV	$25.437	$33.244	$22.011	$21.989	$25.566	$25.672	$22.918	$17.655	$23.774	$18.743
Ending number of AUs (000s)	883	961	688	636	535	443	312	187	358	298
Global Gold (inception May 1, 2013)
Beginning AUV	$9.102	$8.069	$5.454	$7.191	$7.654	$9.765	N/A	N/A	N/A	N/A
Ending AUV	$7.593	$9.102	$8.069	$5.454	$7.191	$7.654	N/A	N/A	N/A	N/A
Ending number of AUs (000s)	422	425	466	152	122	86	N/A	N/A	N/A	N/A

89

Global Hard Assets
Beginning AUV	$21.190	$21.556	$15.000	$22.537	$27.859	$25.204	$24.379	$29.178	$22.578	$14.332
Ending AUV	$15.198	$21.190	$21.556	$15.000	$22.537	$27.859	$25.204	$24.379	$29.178	$22.578
Ending number of AUs (000s)	160	185	263	166	173	182	205	218	222	184
Unconstrained Emerging Markets Bond
Beginning AUV	$14.618	$13.024	$12.238	$14.080	$13.779	$15.170	$14.373	$13.291	$12.515	$11.809
Ending AUV	$13.721	$14.618	$13.024	$12.238	$14.080	$13.779	$15.170	$14.373	$13.291	$12.515
Ending number of AUs (000s)	78	97	63	73	70	54	68	98	102	168
VANGUARD VARIABLE INSURANCE FUND:
Vanguard Balanced (inception May 1, 2008)
Beginning AUV	$20.982	$18.290	$16.476	$16.461	$14.986	$12.500	$11.050	$10.709	$9.646	$7.849
Ending AUV	$20.267	$20.982	$18.290	$16.476	$16.461	$14.986	$12.500	$11.105	$10.709	$9.646
Ending number of AUs (000s)	1,197	1,206	1,209	1,152	1,092	905	427	259	85	16
Vanguard Capital Growth (inception May 1, 2008)
Beginning AUV	$29.414	$22.831	$20.598	$20.071	$16.948	$12.239	$10.599	$10.700	$9.461	$7.045
Ending AUV	$29.067	$29.414	$22.831	$20.598	$20.071	$16.948	$12.239	$10.599	$10.698	$9.461
Ending number of AUs (000s)	295	315	312	326	416	377	135	67	65	47
Vanguard Diversified Value (inception May 1, 2008)
Beginning AUV	$20.512	$18.127	$16.046	$16.450	$14.978	$11.575	$9.936	$9.561	$8.745	$6.890
Ending AUV	$18.642	$20.512	$18.127	$16.046	$16.450	$14.978	$11.575	$9.936	$9.561	$8.745
Ending number of AUs (000s)	156	279	376	427	427	401	220	101	95	56
Vanguard Equity Income (inception November 20, 2009)
Beginning AUV	$29.087	$24.598	$21.377	$21.197	$19.026	$14.631	$12.902	$11.701	$10.200	$9.985
Ending AUV	$27.352	$29.087	$24.598	$21.377	$21.197	$19.026	$14.631	$12.902	$11.701	$10.200
Ending number of AUs (000s)	1,480	1,324	1,338	1,446	1,499	1,482	342	107	21	0
Vanguard Equity Index (inception May 1, 2008)
Beginning AUV	$23.558	$19.364	$17.319	$17.102	$15.067	$11.399	$9.839	$9.652	$8.399	$6.643
Ending AUV	$22.496	$23.558	$19.364	$17.319	$17.102	$15.067	$11.399	$9.839	$9.652	$8.399
Ending number of AUs (000s)	1,315	1,378	1,233	1,162	1,242	870	574	389	309	276
Vanguard Growth (inception November 20, 2009)
Beginning AUV	$28.849	$22.036	$22.277	$20.631	$18.131	$13.402	$11.317	$11.412	$10.206	$9.948
Ending AUV	$28.906	$28.849	$22.036	$22.277	$20.631	$18.131	$13.042	$11.317	$11.412	$10.206
Ending number of AUs (000s)	272	314	275	242	214	222	189	108	51	0
Vanguard High Yield Bond (inception November 20, 2009)
Beginning AUV	$18.012	$16.833	$15.117	$15.359	$14.711	$14.098	$12.335	$11.535	$10.290	$10.000
Ending AUV	$17.520	$18.012	$16.833	$15.117	$15.359	$14.711	$14.098	$12.335	$11.535	$10.290
Ending number of AUs (000s)	508	648	776	747	968	673	630	142	42	17

90

Vanguard International (inception May 1, 2008)
Beginning AUV	$16.333	$11.448	$11.237	$11.324	$12.054	$9.779	$8.140	$9.415	$8.135	$5.698
Ending AUV	$14.273	$16.333	$11.448	$11.237	$11.324	$12.054	$9.779	$8.140	$9.415	$8.135
Ending number of AUs (000s)	1,806	1,631	1,623	1,605	1,362	914	689	474	198	162
Vanguard Mid Cap Index (inception November 20, 2009)
Beginning AUV	$30.110	$25.286	$22.757	$23.088	$20.325	$15.064	$13.007	$13.277	$10.590	$9.947
Ending AUV	$27.301	$30.110	$25.286	$22.757	$23.088	$20.325	$15.064	$13.007	$13.277	$10.590
Ending number of AUs (000s)	629	636	546	501	483	352	209	137	51	0
Vanguard REIT Index (inception May 1, 2008)
Beginning AUV	$27.137	$25.900	$23.903	$23.383	$17.972	$17.562	$14.952	$13.789	$10.751	$9.948
Ending AUV	$25.685	$27.137	$25.900	$23.903	$23.383	$17.972	$17.562	$14.952	$13.789	$10.751
Ending number of AUs (000s)	864	861	989	1,154	1,079	879	463	285	164	25
Vanguard Short-Term Investment Grade (inception May 1, 2008)
Beginning AUV	$13.291	$13.019	$12.675	$12.534	$12.317	$12.186	$11.671	$11.440	$10.872	$9.549
Ending AUV	$13.429	$13.291	$13.019	$12.675	$12.534	$12.317	$12.186	$11.671	$11.440	$10.872
Ending number of AUs (000s)	3,705	3,556	3,735	3,861	3,672	2,797	1,509	1,170	680	428
Vanguard Total Bond Market Index (inception May 1, 2008)
Beginning AUV	$14.366	$13.883	$13.548	$13.503	$12.752	$13.050	$12.545	$11.654	$10.943	$10.329
Ending AUV	$14.347	$14.366	$13.883	$13.548	$13.503	$12.752	$13.050	$12.545	$11.654	$10.943
Ending number of AUs (000s)	3,584	3,827	3,680	2,787	2,517	1,419	1,346	799	531	334
Vanguard Total Stock Market Index (inception May 1, 2008)
Beginning AUV	$23.782	$19.660	$17.467	$17.403	$15.498	$11.628	$9.996	$9.913	$8.465	$6.600
Ending AUV	$22.513	$23.782	$19.660	$17.467	$17.403	$15.498	$11.628	$9.996	$9.913	$8.465
Ending number of AUs (000s)	1,833	1,865	1,963	1,875	2,000	1,963	813	510	325	180
VIRTUS VARIABLE INSURANCE TRUST:
Virtus Duff & Phelps International Series I (inception November 18, 2011)
Beginning AUV	$12.521	$10.799	$10.975	$12.260	$12.758	$11.836	$10.159	$9.800	N/A	N/A
Ending AUV	$10.434	$12.521	$10.799	$10.975	$12.260	$12.758	$11.836	$10.159	N/A	N/A
Ending number of AUs (000s)	105	126	107	202	169	222	120	1	N/A	N/A
Virtus Duff & Phelps Real Estate Securities Series A (inception November 18, 2011)
Beginning AUV	$19.202	$18.121	$16.964	$16.570	$12.589	$12.477	$10.667	$10.087	N/A	N/A
Ending AUV	$17.949	$19.202	$18.121	$16.964	$16.570	$12.589	$12.477	$10.667	N/A	N/A
Ending number of AUs (000s)	255	235	230	248	349	175	124	11	N/A	N/A

91

Virtus Newfleet Multi-Sector Intermediate Bond Series A (inception November 18, 2011)
Beginning AUV	$13.859	$12.986	$11.882	$12.033	$11.809	$11.549	$10.069	$9.993	N/A	N/A
Ending AUV	$13.490	$13.859	$12.986	$11.882	$12.033	$11.809	$11.549	$10.069	N/A	N/A
Ending number of AUs (000s)	673	993	559	492	466	270	800	90	N/A	N/A
WELLS FARGO ADVANTAGE VARIABLE TRUST:
VT Discovery
Beginning AUV	$42.872	$33.201	$30.843	$31.300	$31.190	$21.690	$18.422	$18.345	$13.534	$9.647
Ending AUV	$39.844	$42.872	$33.201	$30.843	$31.300	$31.190	$21.690	$18.422	$18.345	$13.534
Ending number of AUs (000s)	111	117	107	137	182	352	106	70	71	22
VT Opportunity
Beginning AUV	$30.949	$25.697	$22.897	$23.626	$21.396	$16.373	$14.173	$15.001	$12.121	$8.205
Ending AUV	$28.738	$30.949	$25.697	$22.897	$23.626	$21.396	$16.373	$14.173	$15.001	$12.121
Ending number of AUs (000s)	34	33	38	27	24	21	23	26	16	35

92

MONUMENT ADVISOR WITH ROP RIDER

The tables below provide per unit information about

the financial history of each Sub-account.

The inception of the funds is May 1, 2017 unless otherwise noted.

	2018	2017
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy
Beginning AUV	$10.190	$10.000
Ending AUV	$9.731	$10.190
Ending number of AUs (000s)	5	3
ALGER PORTFOLIOS:
Alger Capital Appreciation
Beginning AUV	$11.410	$10.000
Ending AUV	$11.382	$11.410
Ending number of AUs (000s)	6	5
Alger Large Cap Growth
Beginning AUV	$11.224	$10.000
Ending AUV	$11.454	$11.224
Ending number of AUs (000s)	27	—
Alger Mid Cap Growth
Beginning AUV	$11.532	$10.000
Ending AUV	$10.657	$11.532
Ending number of AUs (000s)	7	2
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AB VPS Global Thematic Growth
Beginning AUV	$11.683	$10.000
Ending AUV	$10.501	$11.683
Ending number of AUs (000s)	10	—
AB VPS Growth and Income
Beginning AUV	$11.462	$10.000
Ending AUV	$10.803	$11.462
Ending number of AUs (000s)	80	2
AB VPS International Growth
Beginning AUV	$11.476	$10.000
Ending AUV	$9.442	$11.476
Ending number of AUs (000s)	—	—
AB VPS International Value
Beginning AUV	$11.195	$10.000
Ending AUV	$8.610	$11.195
Ending number of AUs (000s)	—	—

93

AB VPS Small/Mid Cap Value
Beginning AUV	$11.086	$10.000
Ending AUV	$9.377	$11.086
Ending number of AUs (000s)	15	3
ALPS VARIABLE INVESTMENT TRUST:
ALPS/Alerian Energy Infrastructure
Beginning AUV	$9.816	$10.000
Ending AUV	$7.943	$9.816
Ending number of AUs (000s)	48	6
ALPS/RedRocks Listed Private Equity
Beginning AUV	$11.170	$10.000
Ending AUV	$9.756	$11.170
Ending number of AUs (000s)	5	3
Morningstar Aggressive Growth ETF Asset Allocation
Beginning AUV	$11.139	$10.000
Ending AUV	$10.085	$11.139
Ending number of AUs (000s)	32	35
Morningstar Balanced ETF Asset Allocation
Beginning AUV	$10.749	$10.000
Ending AUV	$10.064	$10.749
Ending number of AUs (000s)	2	2
Morningstar Conservative ETF Asset Allocation
Beginning AUV	$10.320	$10.000
Ending AUV	$10.061	$10.320
Ending number of AUs (000s)	3	3
Morningstar Growth ETF Asset Allocation
Beginning AUV	$10.982	$10.000
Ending AUV	$10.084	$10.982
Ending number of AUs (000s)	5	4
Morningstar Income & Growth ETF Asset Allocation
Beginning AUV	$10.540	$10.000
Ending AUV	$10.077	$10.540
Ending number of AUs (000s)	1	—
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
American Century VP Balanced
Beginning AUV	$10.811	$10.000
Ending AUV	$10.381	$10.811
Ending number of AUs (000s)	0	—

94

American Century VP Income & Growth
Beginning AUV	$11.277	$10.000
Ending AUV	$10.487	$11.277
Ending number of AUs (000s)	17	—
American Century VP Inflation Protection
Beginning AUV	$10.212	$10.000
Ending AUV	$9.909	$10.212
Ending number of AUs (000s)	32	6
American Century VP International
Beginning AUV	$11.644	$10.000
Ending AUV	$9.857	$11.644
Ending number of AUs (000s)	0	—
American Century VP Large Company Value
Beginning AUV	$10.712	$10.000
Ending AUV	$9.836	$10.712
Ending number of AUs (000s)	—	—
American Century VP Ultra
Beginning AUV	$11.646	$10.000
Ending AUV	$11.717	$11.646
Ending number of AUs (000s)	18	1
American Century VP Value
Beginning AUV	$10.740	$10.000
Ending AUV	$9.742	$10.740
Ending number of AUs (000s)	18	1
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation
Beginning AUV	$10.888	$10.000
Ending AUV	$10.346	$10.888
Ending number of AUs (000s)	44	27
Blue Chip Income and Growth
Beginning AUV	$11.207	$10.000
Ending AUV	$10.192	$11.207
Ending number of AUs (000s)	64	32
Bond
Beginning AUV	$10.167	$10.000
Ending AUV	$10.062	$10.167
Ending number of AUs (000s)	26	49

95

Capital Income Builder (inception May 1, 2018)
Beginning AUV	$10.000	N/A
Ending AUV	$9.554	N/A
Ending number of AUs (000s)	—	N/A
Global Bond
Beginning AUV	$10.317	$10.000
Ending AUV	$10.136	$10.317
Ending number of AUs (000s)	21	2
Global Growth & Income (inception May 1, 2018)
Beginning AUV	$10.000	N/A
Ending AUV	$8.888	N/A
Ending number of AUs (000s)	6	N/A
Global Growth (inception May 1, 2018)
Beginning AUV	$10.000	N/A
Ending AUV	$8.835	N/A
Ending number of AUs (000s)	9	N/A
Global Small Cap (inception May 1, 2018)
Beginning AUV	$10.000	N/A
Ending AUV	$8.749	N/A
Ending number of AUs (000s)	6	N/A
Growth
Beginning AUV	$11.376	$10.000
Ending AUV	$11.301	$11.376
Ending number of AUs (000s)	139	66
Growth-Income
Beginning AUV	$11.306	$10.000
Ending AUV	$11.057	$11.306
Ending number of AUs (000s)	118	35
High-Income Bond
Beginning AUV	$10.290	$10.000
Ending AUV	$10.004	$10.290
Ending number of AUs (000s)	5	4
International
Beginning AUV	$11.595	$10.000
Ending AUV	$10.025	$11.595
Ending number of AUs (000s)	78	46
International Growth & Income (inception May 1, 2018)
Beginning AUV	$10.000	N/A
Ending AUV	$8.750	N/A
Ending number of AUs (000s)	3	N/A

96

Managed Risk Asset Allocation
Beginning AUV	$10.829	$10.000
Ending AUV	$10.283	$10.829
Ending number of AUs (000s)	15	15
Managed Risk Blue Chip Income and Growth
Beginning AUV	$11.081	$10.000
Ending AUV	$10.249	$11.081
Ending number of AUs (000s)	6	2
Mortgage
Beginning AUV	$9.982	$10.000
Ending AUV	$9.974	$9.982
Ending number of AUs (000s)	3	3
New World
Beginning AUV	$11.397	$10.000
Ending AUV	$9.759	$11.397
Ending number of AUs (000s)	59	8
U.S. Government/AAA Rated Securities (inception May 1, 2018)
Beginning AUV	$10.000	N/A
Ending AUV	$10.271	N/A
Ending number of AUs (000s)	3	N/A
BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Advantage Large Cap Core V.I.
Beginning AUV	$11.200	$10.000
Ending AUV	$10.567	$11.200
Ending number of AUs (000s)	39	3
BlackRock Advantage Large Cap Value V.I.
Beginning AUV	$11.079	$10.000
Ending AUV	$10.127	$11.079
Ending number of AUs (000s)	20	1
BlackRock Equity Dividend V.I.
Beginning AUV	$11.215	$10.000
Ending AUV	$10.367	$11.215
Ending number of AUs (000s)	2	1
BlackRock Global Allocation V.I.
Beginning AUV	$10.733	$10.000
Ending AUV	$9.905	$10.733
Ending number of AUs (000s)	22	12

97

BlackRock Large Cap Focus Growth V.I.
Beginning AUV	$11.472	$10.000
Ending AUV	$11.771	$11.472
Ending number of AUs (000s)	15	2
BLACKROCK VARIABLE SERIES FUNDS II, INC.:
BlackRock High Yield V.I.
Beginning AUV	$10.316	$10.000
Ending AUV	$10.003	$10.316
Ending number of AUs (000s)	23	7
BlackRock Total Return V.I.
Beginning AUV	$10.172	$10.000
Ending AUV	$10.083	$10.172
Ending number of AUs (000s)	34	8
BlackRock U.S. Government Bond V.I.
Beginning AUV	$10.028	$10.000
Ending AUV	$10.012	$10.028
Ending number of AUs (000s)	1	1
CALVERT VARIABLE PRODUCTS:
Calvert VP SRI Balanced
Beginning AUV	$10.729	$10.000
Ending AUV	$10.429	$10.729
Ending number of AUs (000s)	—	—
COLUMBIA FUNDS VARIABLE INSURANCE TRUST:
AQR Managed Futures Strategy
Beginning AUV	$10.194	$10.000
Ending AUV	$9.389	$10.194
Ending number of AUs (000s)	9	—
Select Large-Cap Value
Beginning AUV	$11.561	$10.000
Ending AUV	$10.133	$11.561
Ending number of AUs (000s)	77	7
Select Small Cap Value
Beginning AUV	$11.014	$10.000
Ending AUV	$9.613	$11.014
Ending number of AUs (000s)	2	—
Seligman Global Technology
Beginning AUV	$11.306	$10.000
Ending AUV	$10.335	$11.306
Ending number of AUs (000s)	53	24

98

Strategic Income
Beginning AUV	$10.297	$10.000
Ending AUV	$10.216	$10.297
Ending number of AUs (000s)	4	3
CREDIT SUISSE TRUST:
Commodity Return Strategy
Beginning AUV	$10.452	$10.000
Ending AUV	$9.220	$10.452
Ending number of AUs (000s)	6	—
DELAWARE VARIABLE INSURANCE PRODUCT TRUST:
Delaware VIP Small Cap Value Series
Beginning AUV	$10.773	$10.000
Ending AUV	$8.934	$10.773
Ending number of AUs (000s)	43	10
DFA INVESTMENT DIMENSIONS GROUP, INC:
DFA VA Global Moderate Allocation
Beginning AUV	$10.877	$10.000
Ending AUV	$10.076	$10.877
Ending number of AUs (000s)	54	6
VA Equity Allocation
Beginning AUV	$10.370	$10.000
Ending AUV	$9.163	$10.370
Ending number of AUs (000s)	21	—
VA Global Bond
Beginning AUV	$10.035	$10.000
Ending AUV	$10.160	$10.035
Ending number of AUs (000s)	247	38
VA International Small
Beginning AUV	$11.588	$10.000
Ending AUV	$9.251	$11.588
Ending number of AUs (000s)	103	25
VA International Value
Beginning AUV	$11.652	$10.000
Ending AUV	$9.613	$11.652
Ending number of AUs (000s)	210	38
VA Short-Term Fixed
Beginning AUV	$10.011	$10.000
Ending AUV	$10.138	$10.011
Ending number of AUs (000s)	266	47

99

VA U.S. Large Value
Beginning AUV	$11.379	$10.000
Ending AUV	$9.950	$11.379
Ending number of AUs (000s)	256	39
VA U.S. Targeted Value
Beginning AUV	$10.957	$10.000
Ending AUV	$9.172	$10.957
Ending number of AUs (000s)	215	48
DREYFUS INVESTMENT PORTFOLIOS:
The Dreyfus Small Cap Stock Index Fund, Inc.
Beginning AUV	$10.984	$10.000
Ending AUV	$9.983	$10.984
Ending number of AUs (000s)	45	6
DREYFUS STOCK INDEX FUND, INC.
Beginning AUV	$11.295	$10.000
Ending AUV	$10.718	$11.295
Ending number of AUs (000s)	20	3
DREYFUS SUSTAINABLE U.S. EQUITY FUND
Beginning AUV	$10.737	$10.000
Ending AUV	$10.249	$10.737
Ending number of AUs (000s)	—	—
DREYFUS VARIABLE INVESTMENT FUND:
International Value
Beginning AUV	$11.521	$10.000
Ending AUV	$9.569	$11.521
Ending number of AUs (000s)	2	—
EATON VANCE VARIABLE TRUST:
Eaton Vance VT Floating-Rate Income
Beginning AUV	$10.193	$10.000
Ending AUV	$10.175	$10.193
Ending number of AUs (000s)	113	1
FEDERATED INSURANCE SERIES:
Federated High Income Bond II
Beginning AUV	$10.292	$10.000
Ending AUV	$9.939	$10.292
Ending number of AUs (000s)	20	6
Federated Kaufmann II
Beginning AUV	$11.480	$10.000
Ending AUV	$11.873	$11.480
Ending number of AUs (000s)	44	14

100

Federated Managed Volatility II
Beginning AUV	$11.077	$10.000
Ending AUV	$10.121	$11.077
Ending number of AUs (000s)	8	1
FIDELITY VARIABLE INSURANCE PRODUCTS:
Fidelity VIP Balanced
Beginning AUV	$10.868	$10.000
Ending AUV	$10.370	$10.868
Ending number of AUs (000s)	86	28
Fidelity VIP Contrafund
Beginning AUV	$11.107	$10.000
Ending AUV	$10.354	$11.107
Ending number of AUs (000s)	29	12
Fidelity VIP Disciplined Small Cap
Beginning AUV	$10.464	$10.000
Ending AUV	$9.059	$10.464
Ending number of AUs (000s)	6	1
Fidelity VIP Equity-Income
Beginning AUV	$10.887	$10.000
Ending AUV	$9.943	$10.887
Ending number of AUs (000s)	—	—
Fidelity VIP Freedom Income
Beginning AUV	$10.444	$10.000
Ending AUV	$10.191	$10.444
Ending number of AUs (000s)	3	3
Fidelity VIP Growth
Beginning AUV	$11.559	$10.000
Ending AUV	$11.491	$11.559
Ending number of AUs (000s)	1	1
Fidelity VIP Growth & Income
Beginning AUV	$11.149	$10.000
Ending AUV	$10.109	$11.149
Ending number of AUs (000s)	2	2
Fidelity VIP Growth Opportunities
Beginning AUV	$11.586	$10.000
Ending AUV	$12.981	$11.586
Ending number of AUs (000s)	32	—

101

Fidelity VIP High Income
Beginning AUV	$10.286	$10.000
Ending AUV	$9.898	$10.286
Ending number of AUs (000s)	4	—
Fidelity VIP International Capital Appreciation
Beginning AUV	$11.757	$10.000
Ending AUV	$10.215	$11.757
Ending number of AUs (000s)	92	1
Fidelity VIP Investment Grade Bond
Beginning AUV	$10.205	$10.000
Ending AUV	$10.110	$10.205
Ending number of AUs (000s)	10	6
Fidelity VIP Mid Cap
Beginning AUV	$11.288	$10.000
Ending AUV	$9.606	$11.288
Ending number of AUs (000s)	13	—
Fidelity VIP Overseas
Beginning AUV	$11.375	$10.000
Ending AUV	$9.647	$11.375
Ending number of AUs (000s)	1	1
Fidelity VIP Real Estate
Beginning AUV	$10.279	$10.000
Ending AUV	$9.601	$10.279
Ending number of AUs (000s)	11	3
Fidelity VIP Strategic Income
Beginning AUV	$10.384	$10.000
Ending AUV	$10.076	$10.384
Ending number of AUs (000s)	33	29
Fidelity VIP Value
Beginning AUV	$11.020	$10.000
Ending AUV	$9.454	$11.020
Ending number of AUs (000s)	16	—
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund
Beginning AUV	$10.662	$10.000
Ending AUV	$9.523	$10.662
Ending number of AUs (000s)	62	7

102

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Global Real Estate VIP
Beginning AUV	$10.663	$10.000
Ending AUV	$9.926	$10.663
Ending number of AUs (000s)	0	—
Franklin Income VIP
Beginning AUV	$10.598	$10.000
Ending AUV	$10.127	$10.598
Ending number of AUs (000s)	36	10
Franklin Mutual Shares VIP
Beginning AUV	$10.330	$10.000
Ending AUV	$9.379	$10.330
Ending number of AUs (000s)	10	10
Franklin Rising Dividends VIP
Beginning AUV	$11.270	$10.000
Ending AUV	$10.682	$11.270
Ending number of AUs (000s)	4	—
Franklin Strategic Income VIP
Beginning AUV	$10.187	$10.000
Ending AUV	$9.954	$10.187
Ending number of AUs (000s)	1	—
Franklin U.S. Government Securities VIP
Beginning AUV	$10.050	$10.000
Ending AUV	$10.069	$10.050
Ending number of AUs (000s)	0	—
Templeton Global Bond VIP
Beginning AUV	$9.791	$10.000
Ending AUV	$9.966	$9.791
Ending number of AUs (000s)	40	18
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Multi-Strategy Alternatives
Beginning AUV	$9.990	$10.000
Ending AUV	$9.473	$10.212
Ending number of AUs (000s)	1	1
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Guggenheim VIF Floating Rate Strategies (Series F)
Beginning AUV	$10.219	$10.000
Ending AUV	$10.122	$10.219
Ending number of AUs (000s)	67	14
Guggenheim VIF Global Managed Futures Strategy
Beginning AUV	$10.549	$10.000
Ending AUV	$9.582	$10.549
Ending number of AUs (000s)	0	—

103

Guggenheim VIF High Yield (Series P)
Beginning AUV	$10.292	$10.000
Ending AUV	$9.853	$10.292
Ending number of AUs (000s)	11	1
Guggenheim VIF Long Short Equity
Beginning AUV	$11.370	$10.000
Ending AUV	$9.885	$11.370
Ending number of AUs (000s)	4	—
Guggenheim VIF Multi-Hedge Strategies (inception February 3, 2006)
Beginning AUV	$10.284	$10.000
Ending AUV	$9.748	$10.284
Ending number of AUs (000s)	1	1
Guggenheim VIF Small Cap Value (Series Q)
Beginning AUV	$10.317	$10.000
Ending AUV	$8.997	$10.317
Ending number of AUs (000s)	1	—
Guggenheim VIF StylePlus Large Growth (Series Y)
Beginning AUV	$11.638	$10.000
Ending AUV	$11.198	$11.638
Ending number of AUs (000s)	—	—
Guggenheim VIF StylePlus Mid Growth (Series J)
Beginning AUV	$11.441	$10.000
Ending AUV	$10.612	$11.441
Ending number of AUs (000s)	1	3
Guggenheim VIF U.S. Total Return Bond (Series E)
Beginning AUV	$10.390	$10.000
Ending AUV	$10.492	$10.390
Ending number of AUs (000s)	80	15
Rydex VIF Banking
Beginning AUV	$11.242	$10.000
Ending AUV	$9.071	$11.242
Ending number of AUs (000s)	0	—
Rydex VIF Basic Materials
Beginning AUV	$11.384	$10.000
Ending AUV	$9.384	$11.384
Ending number of AUs (000s)	1	—

104

Rydex VIF Biotechnology
Beginning AUV	$11.156	$10.000
Ending AUV	$10.087	$11.156
Ending number of AUs (000s)	18	4
Rydex VIF Commodities Strategy
Beginning AUV	$11.271	$10.000
Ending AUV	$9.552	$11.271
Ending number of AUs (000s)	6	—
Rydex VIF Consumer Products
Beginning AUV	$10.487	$10.000
Ending AUV	$9.201	$10.487
Ending number of AUs (000s)	—	—
Rydex VIF Dow 2X Strategy
Beginning AUV	$14.085	$10.000
Ending AUV	$12.063	$14.085
Ending number of AUs (000s)	3	7
Rydex VIF Electronics
Beginning AUV	$11.819	$10.000
Ending AUV	$10.302	$11.819
Ending number of AUs (000s)	6	2
Rydex VIF Energy
Beginning AUV	$10.702	$10.000
Ending AUV	$7.962	$10.702
Ending number of AUs (000s)	6	—
Rydex VIF Energy Services
Beginning AUV	$9.974	$10.000
Ending AUV	$5.413	$9.974
Ending number of AUs (000s)	—	—
Rydex VIF Europe 1.25X Strategy
Beginning AUV	$11.269	$10.000
Ending AUV	$9.117	$11.269
Ending number of AUs (000s)	—	—
Rydex VIF Financial Services
Beginning AUV	$11.223	$10.000
Ending AUV	$9.830	$11.223
Ending number of AUs (000s)	—	1
Rydex VIF Government Long Bond 1.2X Strategy
Beginning AUV	$10.750	$10.000
Ending AUV	$10.163	$10.750
Ending number of AUs (000s)	—	—

105

Rydex VIF Health Care
Beginning AUV	$10.911	$10.000
Ending AUV	$11.031	$10.911
Ending number of AUs (000s)	7	—
Rydex VIF High Yield Strategy
Beginning AUV	$10.280	$10.000
Ending AUV	$10.176	$10.280
Ending number of AUs (000s)	2	—
Rydex VIF Internet
Beginning AUV	$11.592	$10.000
Ending AUV	$11.204	$11.592
Ending number of AUs (000s)	7	2
Rydex VIF Inverse Dow 2X Strategy
Beginning AUV	$6.936	$10.000
Ending AUV	$7.025	$6.936
Ending number of AUs (000s)	7	1
Rydex VIF Inverse Government Long Bond Strategy
Beginning AUV	$9.302	$10.000
Ending AUV	$9.640	$9.302
Ending number of AUs (000s)	—	—
Rydex VIF Inverse Mid-Cap Strategy
Beginning AUV	$9.071	$10.000
Ending AUV	$10.045	$9.071
Ending number of AUs (000s)	5	—
Rydex VIF Inverse NASDAQ-100® Strategy
Beginning AUV	$8.718	$10.000
Ending AUV	$8.464	$8.718
Ending number of AUs (000s)	6	—
Rydex VIF Inverse Russell 2000® Strategy
Beginning AUV	$9.050	$10.000
Ending AUV	$10.043	$9.050
Ending number of AUs (000s)	2	—
Rydex VIF Inverse S&P 500 Strategy
Beginning AUV	$8.857	$10.000
Ending AUV	$9.195	$8.857
Ending number of AUs (000s)	13	—

106

Rydex VIF Japan 2X Strategy
Beginning AUV	$13.379	$10.000
Ending AUV	$10.294	$13.379
Ending number of AUs (000s)	1	—
Rydex VIF Leisure
Beginning AUV	$10.684	$10.000
Ending AUV	$9.235	$10.684
Ending number of AUs (000s)	—	—
Rydex VIF Mid Cap 1.5X Strategy
Beginning AUV	$11.427	$10.000
Ending AUV	$9.197	$11.427
Ending number of AUs (000s)	—	—
Rydex VIF NASDAQ-100®
Beginning AUV	$11.335	$10.000
Ending AUV	$11.114	$11.335
Ending number of AUs (000s)	15	2
Rydex VIF NASDAQ-100® 2X Strategy
Beginning AUV	$12.696	$10.000
Ending AUV	$11.497	$12.696
Ending number of AUs (000s)	31	28
Rydex VIF Nova
Beginning AUV	$11.911	$10.000
Ending AUV	$10.666	$11.911
Ending number of AUs (000s)	5	5
Rydex VIF Precious Metals
Beginning AUV	$10.503	$10.000
Ending AUV	$8.746	$10.503
Ending number of AUs (000s)	1	—
Rydex VIF Real Estate
Beginning AUV	$10.273	$10.000
Ending AUV	$9.506	$10.273
Ending number of AUs (000s)	7	2
Rydex VIF Retailing
Beginning AUV	$10.788	$10.000
Ending AUV	$10.424	$10.788
Ending number of AUs (000s)	—	—
Rydex VIF Russell 2000® 1.5X Strategy
Beginning AUV	$11.365	$10.000
Ending AUV	$9.127	$11.365
Ending number of AUs (000s)	—	—

107

Rydex VIF Russell 2000® 2X Strategy
Beginning AUV	$11.821	$10.000
Ending AUV	$8.709	$11.821
Ending number of AUs (000s)	2	—
Rydex VIF S&P 500 2X Strategy
Beginning AUV	$12.569	$10.000
Ending AUV	$10.617	$12.569
Ending number of AUs (000s)	5	1
Rydex VIF S&P 500 Pure Growth
Beginning AUV	$11.349	$10.000
Ending AUV	$10.693	$11.349
Ending number of AUs (000s)	2	1
Rydex VIF S&P 500 Pure Value
Beginning AUV	$11.312	$10.000
Ending AUV	$9.791	$11.312
Ending number of AUs (000s)	14	4
Rydex VIF S&P 500 MidCap 400 Pure Growth
Beginning AUV	$11.034	$10.000
Ending AUV	$9.384	$11.034
Ending number of AUs (000s)	1	3
Rydex VIF S&P 500 MidCap 400 Pure Value
Beginning AUV	$11.243	$10.000
Ending AUV	$9.096	$11.243
Ending number of AUs (000s)	—	2
Rydex VIF S&P 500 SmallCap 600 Pure Growth
Beginning AUV	$10.910	$10.000
Ending AUV	$9.910	$10.910
Ending number of AUs (000s)	3	2
Rydex VIF S&P 500 SmallCap 600 Pure Value
Beginning AUV	$10.691	$10.000
Ending AUV	$8.478	$10.691
Ending number of AUs (000s)	—	—
Rydex VIF Strengthening Dollar 2X Strategy
Beginning AUV	$8.781	$10.000
Ending AUV	$9.804	$8.781
Ending number of AUs (000s)	—	—

108

Rydex VIF Technology
Beginning AUV	$11.668	$10.000
Ending AUV	$11.476	$11.668
Ending number of AUs (000s)	6	—
Rydex VIF Telecommunications
Beginning AUV	$10.416	$10.000
Ending AUV	$9.849	$10.416
Ending number of AUs (000s)	—	—
Rydex VIF Transportation
Beginning AUV	$11.663	$10.000
Ending AUV	$9.310	$11.663
Ending number of AUs (000s)	6	—
Rydex VIF Utilities
Beginning AUV	$10.491	$10.000
Ending AUV	$10.871	$10.491
Ending number of AUs (000s)	—	—
Rydex VIF Weakening Dollar 2X Strategy
Beginning AUV	$11.258	$10.000
Ending AUV	$9.933	$11.258
Ending number of AUs (000s)	—	—
INVESCO VARIABLE INSURANCE FUNDS:
Invesco V.I. Balanced-Risk Allocation
Beginning AUV	$10.686	$10.000
Ending AUV	$9.954	$10.686
Ending number of AUs (000s)	19	2
Invesco V.I. Comstock
Beginning AUV	$11.533	$10.000
Ending AUV	$10.115	$11.533
Ending number of AUs (000s)	4	4
Invesco V.I. Core Equity (inception April 28, 2006)
Beginning AUV	$10.753	$10.000
Ending AUV	$9.728	$10.753
Ending number of AUs (000s)	—	—
Invesco V.I. Core Plus Bond (inception May 1, 2016)
Beginning AUV	$10.308	$10.000
Ending AUV	$10.049	$10.308
Ending number of AUs (000s)	6	13

109

Invesco V.I. Diversified Dividend (inception April 29, 2011)
Beginning AUV	$10.590	$10.000
Ending AUV	$9.773	$10.590
Ending number of AUs (000s)	24	9
Invesco V.I. Equity and Income
Beginning AUV	$10.782	$10.000
Ending AUV	$9.743	$10.782
Ending number of AUs (000s)	10	10
Invesco V.I. Global Real Estate
Beginning AUV	$10.780	$10.000
Ending AUV	$10.101	$10.780
Ending number of AUs (000s)	4	—
Invesco V.I. Government Money Market
Beginning AUV	$10.034	$10.000
Ending AUV	$10.175	$10.034
Ending number of AUs (000s)	1,036	1,013
Invesco V.I. Government Securities
Beginning AUV	$10.097	$10.000
Ending AUV	$10.138	$10.097
Ending number of AUs (000s)	2	—
Invesco V.I. Growth and Income
Beginning AUV	$11.068	$10.000
Ending AUV	$9.573	$11.068
Ending number of AUs (000s)	1	—
Invesco V.I. Health Care
Beginning AUV	$10.340	$10.000
Ending AUV	$10.418	$10.340
Ending number of AUs (000s)	7	—
Invesco V.I. High Yield
Beginning AUV	$10.277	$10.000
Ending AUV	$9.917	$10.277
Ending number of AUs (000s)	—	—
Invesco V.I. International Growth
Beginning AUV	$11.124	$10.000
Ending AUV	$9.444	$11.124
Ending number of AUs (000s)	3	2
Invesco V.I. Mid Cap Core Equity
Beginning AUV	$10.795	$10.000
Ending AUV	$9.528	$10.795
Ending number of AUs (000s)	5	—

110

Invesco V.I. Technology
Beginning AUV	$11.473	$10.000
Ending AUV	$11.404	$11.473
Ending number of AUs (000s)	10	5
IVY VARIABLE INSURANCE PORTFOLIOS:
Ivy VIP Asset Strategy
Beginning AUV	$11.078	$10.000
Ending AUV	$10.460	$11.078
Ending number of AUs (000s)	—	—
Ivy VIP Balanced
Beginning AUV	$10.584	$10.000
Ending AUV	$10.225	$10.584
Ending number of AUs (000s)	1	1
Ivy VIP Bond
Beginning AUV	$10.210	$10.000
Ending AUV	$10.001	$10.210
Ending number of AUs (000s)	—	—
Ivy VIP Energy
Beginning AUV	$10.189	$10.000
Ending AUV	$6.701	$10.189
Ending number of AUs (000s)	—	—
Ivy VIP Global Bond
Beginning AUV	$10.211	$10.000
Ending AUV	$10.178	$10.211
Ending number of AUs (000s)	1	—
Ivy VIP High Income
Beginning AUV	$10.301	$10.000
Ending AUV	$10.068	$10.301
Ending number of AUs (000s)	9	2
Ivy VIP Limited-Term Bond
Beginning AUV	$10.040	$10.000
Ending AUV	$10.104	$10.040
Ending number of AUs (000s)	—	—
Ivy VIP Mid Cap Growth
Beginning AUV	$11.602	$10.000
Ending AUV	$11.578	$11.602
Ending number of AUs (000s)	7	2

111

Ivy VIP Natural Resources
Beginning AUV	$10.950	$10.000
Ending AUV	$8.393	$10.950
Ending number of AUs (000s)	2	—
Ivy VIP Science and Technology
Beginning AUV	$11.575	$10.000
Ending AUV	$10.953	$11.575
Ending number of AUs (000s)	3	—
Ivy VIP Value
Beginning AUV	$10.848	$10.000
Ending AUV	$10.048	$10.848
Ending number of AUs (000s)	4	—
JANUS ASPEN SERIES:
Janus Henderson Balanced
Beginning AUV	$11.127	$10.000
Ending AUV	$11.186	$11.127
Ending number of AUs (000s)	49	6
Janus Henderson Enterprise
Beginning AUV	$11.611	$10.000
Ending AUV	$11.545	$11.611
Ending number of AUs (000s)	76	23
Janus Henderson Flexible Bond
Beginning AUV	$10.164	$10.000
Ending AUV	$10.018	$10.164
Ending number of AUs (000s)	23	—
Janus Henderson Forty
Beginning AUV	$11.259	$10.000
Ending AUV	$11.465	$11.259
Ending number of AUs (000s)	13	14
Janus Henderson Global Research
Beginning AUV	$11.394	$10.000
Ending AUV	$10.596	$11.394
Ending number of AUs (000s)	8	4
Janus Henderson Mid Cap Value
Beginning AUV	$11.010	$10.000
Ending AUV	$9.495	$11.010
Ending number of AUs (000s)	83	24
Janus Henderson Overseas
Beginning AUV	$11.442	$10.000
Ending AUV	$9.717	$11.442
Ending number of AUs (000s)	4	4
Janus Henderson Research

112

Beginning AUV	$11.282	$10.000
Ending AUV	$10.974	$11.282
Ending number of AUs (000s)	7	2
Janus Henderson U.S. Low Volatility
Beginning AUV	$10.980	$10.000
Ending AUV	$10.462	$10.980
Ending number of AUs (000s)	9	—
JOHN HANCOCK VARIABLE INSURANCE TRUST:
Emerging Markets Value
Beginning AUV	$11.567	$10.000
Ending AUV	$9.982	$11.567
Ending number of AUs (000s)	46	11
JPMORGAN INSURANCE TRUST:
JPMorgan Global Allocation
Beginning AUV	$10.944	$10.000
Ending AUV	$10.238	$10.944
Ending number of AUs (000s)	31	2
JPMorgan Income Builder
Beginning AUV	$10.706	$10.000
Ending AUV	$10.165	$10.706
Ending number of AUs (000s)	36	3
LAZARD RETIREMENT SERIES, INC.:
Lazard Retirement Emerging Markets Equity
Beginning AUV	$11.317	$10.000
Ending AUV	$9.203	$11.317
Ending number of AUs (000s)	53	13
Lazard Retirement Global Dynamic Multi Asset
Beginning AUV	$11.198	$10.000
Ending AUV	$10.447	$11.198
Ending number of AUs (000s)	6	1
Lazard Retirement International Equity
Beginning AUV	$11.249	$10.000
Ending AUV	$9.669	$11.249
Ending number of AUs (000s)	2	1
Lazard Retirement U.S. Small-Mid Cap Equity
Beginning AUV	$11.217	$10.000
Ending AUV	$9.717	$11.217
Ending number of AUs (000s)	14	1

113

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Variable Aggressive Growth
Beginning AUV	$10.584	$10.000
Ending AUV	$9.686	$10.584
Ending number of AUs (000s)	10	—
ClearBridge Variable Dividend Strategy
Beginning AUV	$11.237	$10.000
Ending AUV	$10.676	$11.237
Ending number of AUs (000s)	15	1
ClearBridge Variable Large Cap Growth
Beginning AUV	$11.430	$10.000
Ending AUV	$11.414	$11.430
Ending number of AUs (000s)	55	5
ClearBridge Variable Small Cap Growth
Beginning AUV	$11.475	$10.000
Ending AUV	$11.826	$11.475
Ending number of AUs (000s)	64	2
QS Legg Mason Dynamic Multi-Strategy VIT
Beginning AUV	$10.817	$10.000
Ending AUV	$10.018	$10.817
Ending number of AUs (000s)	26	2
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Variable Global High Yield Bond
Beginning AUV	$10.358	$10.000
Ending AUV	$9.936	$10.358
Ending number of AUs (000s)	—	—
LORD ABBETT SERIES FUND, INC.:
Bond Debenture
Beginning AUV	$10.514	$10.000
Ending AUV	$10.076	$10.514
Ending number of AUs (000s)	28	4
Calibrated Dividend Growth
Beginning AUV	$11.307	$10.000
Ending AUV	$10.762	$11.307
Ending number of AUs (000s)	26	9
Growth and Income
Beginning AUV	$11.088	$10.000
Ending AUV	$10.170	$11.088
Ending number of AUs (000s)	—	—

114

MAINSTAY VP FUNDS TRUST:
MainStay VP MacKay Convertible Portfolios
Beginning AUV	$10.592	$10.000
Ending AUV	$10.310	$10.592
Ending number of AUs (000s)	26	8
MERGER FUND VL:
The Merger Fund VL
Beginning AUV	$10.093	$10.000
Ending AUV	$10.793	$10.093
Ending number of AUs (000s)	6	—
MFS VARIABLE INSURANCE TRUST:
MFS Growth Series
Beginning AUV	$11.503	$10.000
Ending AUV	$11.763	$11.503
Ending number of AUs (000s)	—	—
MFS Value Series
Beginning AUV	$11.165	$10.000
Ending AUV	$9.993	$11.165
Ending number of AUs (000s)	—	—
NATIONWIDE VARIABLE INSURANCE TRUST:
DoubleLine NVIT Total Return Tactical
Beginning AUV	$9.993	$10.000
Ending AUV	$10.005	$9.993
Ending number of AUs (000s)	11	—
Neuberger Berman NVIT Socially Responsible
Beginning AUV	$11.099	$10.000
Ending AUV	$10.440	$11.099
Ending number of AUs (000s)	—	—
NVIT Bond Index
Beginning AUV	$10.162	$10.000
Ending AUV	$10.080	$10.162
Ending number of AUs (000s)	2	1
NVIT DFA Capital Appreciation
Beginning AUV	$11.152	$10.000
Ending AUV	$10.014	$11.152
Ending number of AUs (000s)	4	2
NVIT DFA Moderate
Beginning AUV	$10.905	$10.000
Ending AUV	$10.048	$10.905
Ending number of AUs (000s)	—	—

115

NVIT International Index
Beginning AUV	$11.248	$10.000
Ending AUV	$9.666	$11.248
Ending number of AUs (000s)	65	30
NVIT Mid Cap Index
Beginning AUV	$11.005	$10.000
Ending AUV	$9.714	$11.005
Ending number of AUs (000s)	50	13
NVIT Multi-Manager International Value
Beginning AUV	$11.361	$10.000
Ending AUV	$9.397	$11.361
Ending number of AUs (000s)	—	—
NVIT Multi-Manager Mid Cap Value
Beginning AUV	$10.832	$10.000
Ending AUV	$9.397	$10.832
Ending number of AUs (000s)	—	4
NVIT Nationwide Fund (inception May 1, 2018)
Beginning AUV	$10.000	N/A
Ending AUV	$9.958	N/A
Ending number of AUs (000s)	—	N/A
NVIT S&P 500 Index
Beginning AUV	$11.300	$10.000
Ending AUV	$10.732	$11.300
Ending number of AUs (000s)	58	19
NVIT Small Cap Index
Beginning AUV	$10.971	$10.000
Ending AUV	$9.705	$10.971
Ending number of AUs (000s)	53	26
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Mid-Cap Growth
Beginning AUV	$11.457	$10.000
Ending AUV	$10.707	$11.457
Ending number of AUs (000s)	—	—
Mid Cap Intrinsic Value
Beginning AUV	$10.889	$10.000
Ending AUV	$9.212	$10.889
Ending number of AUs (000s)	4	1

116

Short Duration Bond
Beginning AUV	$10.022	$10.000
Ending AUV	$10.109	$10.022
Ending number of AUs (000s)	6	2
U.S. Equity Index PutWrite Strategy
Beginning AUV	$10.566	$10.000
Ending AUV	$9.835	$10.566
Ending number of AUs (000s)	2	—
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Balanced Portfolio
Beginning AUV	$10.701	$10.000
Ending AUV	$9.781	$10.701
Ending number of AUs (000s)	—	—
BTS Tactical Fixed Income
Beginning AUV	$10.043	$10.000
Ending AUV	$9.418	$10.043
Ending number of AUs (000s)	8	5
Power Dividend Index
Beginning AUV	$10.926	$10.000
Ending AUV	$10.035	$10.926
Ending number of AUs (000s)	22	13
Power Income
Beginning AUV	$10.058	$10.000
Ending AUV	$9.710	$10.058
Ending number of AUs (000s)	38	26
Power Momentum
Beginning AUV	$11.300	$10.000
Ending AUV	$10.982	$11.300
Ending number of AUs (000s)	87	2
Probabilities Fund
Beginning AUV	$10.746	$10.000
Ending AUV	$9.070	$10.746
Ending number of AUs (000s)	—	—
TOPS Conservative ETF- Class 2
Beginning AUV	$10.402	$10.000
Ending AUV	$10.109	$10.402
Ending number of AUs (000s)	3	3

117

TOPS Managed Risk Balanced ETF- Class 2
Beginning AUV	$10.639	$10.000
Ending AUV	$9.982	$10.639
Ending number of AUs (000s)	3	3
TOPS Managed Risk Growth ETF- Class 2
Beginning AUV	$11.081	$10.000
Ending AUV	$10.099	$11.081
Ending number of AUs (000s)	3	3
TOPS Managed Risk Moderate Growth ETF- Class 2
Beginning AUV	$10.855	$10.000
Ending AUV	$10.056	$10.855
Ending number of AUs (000s)	—	1
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Global/VA
Beginning AUV	$11.790	$10.000
Ending AUV	$10.196	$11.790
Ending number of AUs (000s)	50	19
Oppenheimer Global Strategic Income/VA
Beginning AUV	$10.289	$10.000
Ending AUV	$9.807	$10.289
Ending number of AUs (000s)	2	2
Oppenheimer International Growth/VA
Beginning AUV	$11.228	$10.000
Ending AUV	$9.019	$11.228
Ending number of AUs (000s)	10	—
Oppenheimer Main Street®/VA
Beginning AUV	$10.860	$10.000
Ending AUV	$9.966	$10.860
Ending number of AUs (000s)	23	1
Oppenheimer Total Return Bond/VA
Beginning AUV	$10.251	$10.000
Ending AUV	$10.102	$10.251
Ending number of AUs (000s)	—	—
PIMCO VARIABLE INSURANCE TRUST:
All Asset
Beginning AUV	$10.775	$10.000
Ending AUV	$10.177	$10.775
Ending number of AUs (000s)	26	—

118

All Asset All Authority Portfolio
Beginning AUV	$10.603	$10.000
Ending AUV	$9.890	$10.603
Ending number of AUs (000s)	9	10
CommodityRealReturn Strategy
Beginning AUV	$10.536	$10.000
Ending AUV	$9.033	$10.536
Ending number of AUs (000s)	—	—
Dynamic Bond
Beginning AUV	$10.243	$10.000
Ending AUV	$10.333	$10.243
Ending number of AUs (000s)	11	—
Emerging Markets Bond
Beginning AUV	$10.376	$10.000
Ending AUV	$9.871	$10.376
Ending number of AUs (000s)	36	10
Global Bond Opportunities
Beginning AUV	$10.494	$10.000
Ending AUV	$10.039	$10.494
Ending number of AUs (000s)	—	—
Global Core Bond (Hedged)
Beginning AUV	$10.258	$10.000
Ending AUV	$10.350	$10.258
Ending number of AUs (000s)	7	—
Global Multi-Asset Managed Allocation
Beginning AUV	$10.779	$10.000
Ending AUV	$10.175	$10.779
Ending number of AUs (000s)	—	—
High Yield
Beginning AUV	$10.304	$10.000
Ending AUV	$10.016	$10.304
Ending number of AUs (000s)	17	41
Income
Beginning AUV	$10.467	$10.000
Ending AUV	$10.492	$10.467
Ending number of AUs (000s)	109	60
International Bond (Unhedged)
Beginning AUV	$10.642	$10.000
Ending AUV	$10.204	$10.642
Ending number of AUs (000s)	—	—

119

International Bond US Dollar-Hedged Portfolio
Beginning AUV	$10.183	$10.000
Ending AUV	$10.383	$10.183
Ending number of AUs (000s)	73	29
Long Term U.S. Government
Beginning AUV	$10.594	$10.000
Ending AUV	$10.327	$10.594
Ending number of AUs (000s)	36	4
Low Duration
Beginning AUV	$10.073	$10.000
Ending AUV	$10.093	$10.073
Ending number of AUs (000s)	33	13
Real Return
Beginning AUV	$10.159	$10.000
Ending AUV	$9.920	$10.159
Ending number of AUs (000s)	33	10
Short-Term
Beginning AUV	$10.148	$10.000
Ending AUV	$10.288	$10.148
Ending number of AUs (000s)	69	5
Total Return
Beginning AUV	$10.267	$10.000
Ending AUV	$10.197	$10.267
Ending number of AUs (000s)	105	12
PIONEER VARIABLE CONTRACTS TRUST:
Pioneer Bond VCT
Beginning AUV	$10.224	$10.000
Ending AUV	$10.107	$10.224
Ending number of AUs (000s)	31	10
Pioneer Equity Income VCT
Beginning AUV	$11.158	$10.000
Ending AUV	$10.164	$11.158
Ending number of AUs (000s)	15	2
Pioneer Fund VCT
Beginning AUV	$11.327	$10.000
Ending AUV	$11.113	$11.327
Ending number of AUs (000s)	1	1

120

Pioneer High Yield VCT
Beginning AUV	$10.291	$10.000
Ending AUV	$9.870	$10.291
Ending number of AUs (000s)	1	—
Pioneer Mid Cap Value VCT
Beginning AUV	$10.957	$10.000
Ending AUV	$8.808	$10.957
Ending number of AUs (000s)	2	—
Pioneer Strategic Income VCT
Beginning AUV	$10.255	$10.000
Ending AUV	$10.041	$10.255
Ending number of AUs (000s)	26	—
PROFUNDS:
Access VP High Yield
Beginning AUV	$10.182	$10.000
Ending AUV	$10.104	$10.182
Ending number of AUs (000s)	0	1
ProFunds VP Asia 30
Beginning AUV	$11.674	$10.000
Ending AUV	$9.489	$11.674
Ending number of AUs (000s)	—	—
ProFunds VP Banks
Beginning AUV	$11.696	$10.000
Ending AUV	$9.588	$11.696
Ending number of AUs (000s)	4	3
ProFunds VP Basic Materials
Beginning AUV	$11.460	$10.000
Ending AUV	$9.422	$11.460
Ending number of AUs (000s)	0	—
ProFunds VP Bear
Beginning AUV	$8.807	$10.000
Ending AUV	$9.150	$8.807
Ending number of AUs (000s)	6	—
ProFunds VP Biotechnology
Beginning AUV	$11.128	$10.000
Ending AUV	$10.362	$11.128
Ending number of AUs (000s)	3	1
ProFunds VP Bull
Beginning AUV	$11.188	$10.000
Ending AUV	$10.484	$11.188
Ending number of AUs (000s)	2	—

121

ProFunds VP Consumer Goods
Beginning AUV	$10.734	$10.000
Ending AUV	$9.131	$10.734
Ending number of AUs (000s)	—	—
ProFunds VP Consumer Services
Beginning AUV	$10.805	$10.000
Ending AUV	$10.856	$10.805
Ending number of AUs (000s)	1	1
ProFunds VP Emerging Markets
Beginning AUV	$11.637	$10.000
Ending AUV	$9.846	$11.637
Ending number of AUs (000s)	—	—
ProFunds VP Europe 30
Beginning AUV	$10.912	$10.000
Ending AUV	$9.356	$10.912
Ending number of AUs (000s)	—	—
ProFunds VP Falling U.S. Dollar
Beginning AUV	$10.573	$10.000
Ending AUV	$9.891	$10.573
Ending number of AUs (000s)	—	—
ProFunds VP Financials
Beginning AUV	$11.472	$10.000
Ending AUV	$10.260	$11.472
Ending number of AUs (000s)	5	3
ProFunds VP Health Care
Beginning AUV	$10.958	$10.000
Ending AUV	$11.427	$10.958
Ending number of AUs (000s)	3	—
ProFunds VP Industrials
Beginning AUV	$11.478	$10.000
Ending AUV	$9.998	$11.478
Ending number of AUs (000s)	4	4
ProFunds VP International
Beginning AUV	$11.070	$10.000
Ending AUV	$9.312	$11.070
Ending number of AUs (000s)	—	—

122

ProFunds VP Internet
Beginning AUV	$11.687	$10.000
Ending AUV	$12.245	$11.687
Ending number of AUs (000s)	10	2
ProFunds VP Japan
Beginning AUV	$11.703	$10.000
Ending AUV	$10.326	$11.703
Ending number of AUs (000s)	—	—
ProFunds VP Large-Cap Growth
Beginning AUV	$11.330	$10.000
Ending AUV	$11.103	$11.330
Ending number of AUs (000s)	—	—
ProFunds VP Large-Cap Value
Beginning AUV	$11.047	$10.000
Ending AUV	$9.859	$11.047
Ending number of AUs (000s)	—	—
ProFunds VP Mid-Cap
Beginning AUV	$10.872	$10.000
Ending AUV	$9.459	$10.872
Ending number of AUs (000s)	—	—
ProFunds VP Mid-Cap Growth
Beginning AUV	$11.069	$10.000
Ending AUV	$9.728	$11.069
Ending number of AUs (000s)	—	—
ProFunds VP Mid-Cap Value
Beginning AUV	$10.805	$10.000
Ending AUV	$9.355	$10.805
Ending number of AUs (000s)	—	—
ProFunds VP NASDAQ-100
Beginning AUV	$11.288	$10.000
Ending AUV	$11.061	$11.288
Ending number of AUs (000s)	27	14
ProFunds VP Oil and Gas
Beginning AUV	$10.800	$10.000
Ending AUV	$8.603	$10.800
Ending number of AUs (000s)	35	1
ProFunds VP Pharmaceuticals
Beginning AUV	$10.369	$10.000
Ending AUV	$9.712	$10.369
Ending number of AUs (000s)	—	—

123

ProFunds VP Precious Metals
Beginning AUV	$10.276	$10.000
Ending AUV	$8.879	$10.276
Ending number of AUs (000s)	—	—
ProFunds VP Real Estate
Beginning AUV	$10.393	$10.000
Ending AUV	$9.786	$10.393
Ending number of AUs (000s)	—	—
ProFunds VP Rising Rates Opportunity
Beginning AUV	$9.077	$10.000
Ending AUV	$9.440	$9.077
Ending number of AUs (000s)	8	—
ProFunds VP Semiconductor
Beginning AUV	$12.600	$10.000
Ending AUV	$11.294	$12.600
Ending number of AUs (000s)	3	2
ProFunds VP Short Emerging Markets
Beginning AUV	$8.369	$10.000
Ending AUV	$9.408	$8.369
Ending number of AUs (000s)	6	—
ProFunds VP Short International
Beginning AUV	$8.837	$10.000
Ending AUV	$10.189	$8.837
Ending number of AUs (000s)	5	—
ProFunds VP Short Mid-Cap
Beginning AUV	$8.997	$10.000
Ending AUV	$9.968	$8.997
Ending number of AUs (000s)	5	—
ProFunds VP Short NASDAQ-100
Beginning AUV	$8.690	$10.000
Ending AUV	$8.426	$8.690
Ending number of AUs (000s)	—	—
ProFunds VP Short Small-Cap
Beginning AUV	$9.006	$10.000
Ending AUV	$9.927	$9.006
Ending number of AUs (000s)	—	—

124

ProFunds VP Small Cap
Beginning AUV	$10.848	$10.000
Ending AUV	$9.435	$10.848
Ending number of AUs (000s)	—	—
ProFunds VP Small-Cap Growth
Beginning AUV	$10.872	$10.000
Ending AUV	$10.232	$10.872
Ending number of AUs (000s)	4	2
ProFunds VP Small-Cap Value
Beginning AUV	$10.977	$10.000
Ending AUV	$9.402	$10.977
Ending number of AUs (000s)	—	—
ProFunds VP Technology
Beginning AUV	$11.642	$10.000
Ending AUV	$11.358	$11.642
Ending number of AUs (000s)	—	—
ProFunds VP Telecommunications
Beginning AUV	$10.538	$10.000
Ending AUV	$8.933	$10.538
Ending number of AUs (000s)	—	—
ProFunds VP U.S. Government Plus
Beginning AUV	$10.757	$10.000
Ending AUV	$10.159	$10.757
Ending number of AUs (000s)	—	—
ProFunds VP UltraBull
Beginning AUV	$12.453	$10.000
Ending AUV	$10.506	$12.453
Ending number of AUs (000s)	—	5
ProFunds VP UltraMid-Cap
Beginning AUV	$11.844	$10.000
Ending AUV	$8.660	$11.844
Ending number of AUs (000s)	—	—
ProFunds VP UltraNASDAQ-100
Beginning AUV	$12.653	$10.000
Ending AUV	$11.418	$12.653
Ending number of AUs (000s)	33	23
ProFunds VP UltraShort NASDAQ-100
Beginning AUV	$7.467	$10.000
Ending AUV	$6.592	$7.467
Ending number of AUs (000s)	7	—

125

ProFunds VP UltraSmall-Cap
Beginning AUV	$11.726	$10.000
Ending AUV	$8.553	$11.726
Ending number of AUs (000s)	—	—
ProFunds VP Utilities
Beginning AUV	$10.434	$10.000
Ending AUV	$10.719	$10.434
Ending number of AUs (000s)	2	—
PUTNAM VARIABLE TRUST:
Putnam VT Diversified Income
Beginning AUV	$10.379	$10.000
Ending AUV	$10.261	$10.379
Ending number of AUs (000s)	13	—
Putnam VT Equity Income
Beginning AUV	$11.351	$10.000
Ending AUV	$10.372	$11.351
Ending number of AUs (000s)	2	1
Putnam VT High Yield
Beginning AUV	$10.357	$10.000
Ending AUV	$9.921	$10.357
Ending number of AUs (000s)	—	2
Putnam VT Income
Beginning AUV	$10.260	$10.000
Ending AUV	$10.265	$10.260
Ending number of AUs (000s)	2	5
Putnam VT Mortgage Securities
Beginning AUV	$10.075	$10.000
Ending AUV	$9.969	$10.075
Ending number of AUs (000s)	10	—
Putnam VT Multi Asset Absolute Return
Beginning AUV	$10.417	$10.000
Ending AUV	$9.586	$10.417
Ending number of AUs (000s)	—	—
ROYCE CAPITAL FUND:
Royce Micro-Cap
Beginning AUV	$10.527	$10.000
Ending AUV	$9.560	$10.527
Ending number of AUs (000s)	17	7

126

Royce Small-Cap
Beginning AUV	$10.771	$10.000
Ending AUV	$9.857	$10.771
Ending number of AUs (000s)	7	—
SEI INSURANCE PRODUCTS TRUST:
SEI VP Balanced Strategy
Beginning AUV	$10.683	$10.000
Ending AUV	$9.963	$10.683
Ending number of AUs (000s)	—	—
SEI VP Conservative Strategy
Beginning AUV	$10.272	$10.000
Ending AUV	$10.048	$10.272
Ending number of AUs (000s)	4	—
SEI VP Defensive Strategy
Beginning AUV	$10.142	$10.000
Ending AUV	$10.058	$10.142
Ending number of AUs (000s)	—	—
SEI VP Market Growth Strategy
Beginning AUV	$10.828	$10.000
Ending AUV	$9.965	$10.828
Ending number of AUs (000s)	28	—
SEI VP Market Plus Strategy
Beginning AUV	$11.086	$10.000
Ending AUV	$9.947	$11.086
Ending number of AUs (000s)	—	—
SEI VP Moderate Strategy
Beginning AUV	$10.472	$10.000
Ending AUV	$10.057	$10.472
Ending number of AUs (000s)	1	—
T. ROWE PRICE EQUITY SERIES, INC.:
T. Rowe Price Blue Chip Growth
Beginning AUV	$11.787	$10.000
Ending AUV	$11.964	$11.787
Ending number of AUs (000s)	108	8
T. Rowe Price Equity Income
Beginning AUV	$11.162	$10.000
Ending AUV	$10.065	$11.162
Ending number of AUs (000s)	1	1

127

T. Rowe Price Health Sciences
Beginning AUV	$11.125	$10.000
Ending AUV	$11.203	$11.125
Ending number of AUs (000s)	25	26
T. ROWE PRICE FIXED INCOME SERIES, INC.:
T. Rowe Price Limited-Term Bond
Beginning AUV	$10.011	$10.000
Ending AUV	$10.089	$10.011
Ending number of AUs (000s)	36	2
THIRD AVENUE VARIABLE SERIES TRUST:
Third Avenue Value
Beginning AUV	$10.714	$10.000
Ending AUV	$8.522	$10.714
Ending number of AUs (000s)	—	—
TIMOTHY PLAN:
Timothy Plan Conservative Growth VS
Beginning AUV	$10.588	$10.000
Ending AUV	$9.645	$10.588
Ending number of AUs (000s)	—	—
Timothy Plan Strategic Growth VS
Beginning AUV	$10.805	$10.000
Ending AUV	$9.504	$10.805
Ending number of AUs (000s)	—	—
TWO ROADS SHARED TRUST:
Redwood Managed Volatility—Class I
Beginning AUV	$10.417	$10.000
Ending AUV	$10.151	$10.417
Ending number of AUs (000s)	—	—
VANECK VIP TRUST:
Emerging Markets
Beginning AUV	$12.633	$10.000
Ending AUV	$9.652	$12.633
Ending number of AUs (000s)	29	26
Global Gold
Beginning AUV	$10.883	$10.000
Ending AUV	$9.065	$10.883
Ending number of AUs (000s)	4	—

128

Global Hard Assets
Beginning AUV	$10.805	$10.000
Ending AUV	$7.738	$10.805
Ending number of AUs (000s)	1	—
Unconstrained Emerging Markets Bond
Beginning AUV	$10.585	$10.000
Ending AUV	$9.920	$10.585
Ending number of AUs (000s)	1	—
VANGUARD VARIABLE INSURANCE FUND:
Vanguard Balanced
Beginning AUV	$10.971	$10.000
Ending AUV	$10.544	$10.971
Ending number of AUs (000s)	85	23
Vanguard Capital Growth
Beginning AUV	$11.684	$10.000
Ending AUV	$11.488	$11.684
Ending number of AUs (000s)	28	16
Vanguard Diversified Value
Beginning AUV	$10.852	$10.000
Ending AUV	$9.813	$10.852
Ending number of AUs (000s)	43	36
Vanguard Equity Income
Beginning AUV	$11.281	$10.000
Ending AUV	$10.555	$11.281
Ending number of AUs (000s)	72	12
Vanguard Equity Index
Beginning AUV	$11.301	$10.000
Ending AUV	$10.738	$11.301
Ending number of AUs (000s)	267	65
Vanguard Growth
Beginning AUV	$11.630	$10.000
Ending AUV	$11.595	$11.630
Ending number of AUs (000s)	62	35
Vanguard High Yield Bond
Beginning AUV	$10.296	$10.000
Ending AUV	$9.965	$10.296
Ending number of AUs (000s)	66	15
Vanguard International
Beginning AUV	$12.063	$10.000
Ending AUV	$10.488	$12.063
Ending number of AUs (000s)	319	81

129

Vanguard Mid Cap Index
Beginning AUV	$11.047	$10.000
Ending AUV	$9.967	$11.047
Ending number of AUs (000s)	190	24
Vanguard REIT Index
Beginning AUV	$10.272	$10.000
Ending AUV	$9.673	$10.272
Ending number of AUs (000s)	166	44
Vanguard Short-Term Investment Grade
Beginning AUV	$10.052	$10.000
Ending AUV	$10.106	$10.052
Ending number of AUs (000s)	480	76
Vanguard Total Bond Market Index
Beginning AUV	$10.164	$10.000
Ending AUV	$10.100	$10.164
Ending number of AUs (000s)	316	113
Vanguard Total Stock Market Index
Beginning AUV	$11.262	$10.000
Ending AUV	$10.607	$11.262
Ending number of AUs (000s)	735	209
VIRTUS VARIABLE INSURANCE TRUST:
Virtus Duff & Phelps International Series I
Beginning AUV	$11.020	$10.000
Ending AUV	$9.169	$11.020
Ending number of AUs (000s)	—	—
Virtus Duff & Phelps Real Estate Securities Series A
Beginning AUV	$10.468	$10.000
Ending AUV	$9.770	$10.468
Ending number of AUs (000s)	1	1
Virtus Newfleet Multi-Sector Intermediate Bond Series A
Beginning AUV	$10.290	$10.000
Ending AUV	$10.001	$10.290
Ending number of AUs (000s)	3	—
WELLS FARGO ADVANTAGE VARIABLE TRUST:
VT Discovery
Beginning AUV	$11.353	$10.000
Ending AUV	$10.536	$11.353
Ending number of AUs (000s)	7	1

130

VT Opportunity
Beginning AUV	$11.201	$10.000
Ending AUV	$10.385	$11.201
Ending number of AUs (000s)	—	—

131

APPENDIX C

Deductions for Taxes – Qualified and Nonqualified Annuity Contracts

State	Upon Purchase Payment	Upon Annuitization	Non-Qualified	Qualified
California		X	2.35%	0.50%
Maine	X		2.00%[1]
Nevada		X	3.50%
South Dakota	X		1.25%[2]
Texas		X	0.04%[3]	0.04%
West Virginia		X	1.00%	1.00%
Wyoming	X		1.00%

NOTE: The above tax deduction rates are as of January 1, 2019. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see “Expenses – Premium Taxes.”

Purchase Payments listed above include Purchase Payments paid via 1035 exchange or other transfer.

[1]

Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

[2]

South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

[3]	Texas charges an insurance department “maintenance fee” of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

132

APPENDIX D

Illustrations of ROP Enhanced Death Benefit Rider

The following table illustrates the impact of partial withdrawals and market value movement for a contract which has the standard Death Benefit compared to a contract which has the ROP Enhanced Death Benefit Rider:

Purchase Payments	Partial Withdrawals	Contract Value on Date of Withdrawal	Calculated Amount of Adjusted Partial Withdrawal*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	0	N/A	N/A	$90,000	$90,000	$100,000
$100,000	0	N/A	N/A	$110,000	$110,000	$110,000
$100,000	$20,000	$80,000	$25,000	$70,000	$70,000	$75,000
$100,000	$20,000	$80,000	$25,000	$80,000	$80,000	$80,000

*/

Assuming this Partial Withdrawal is made at a time when the Purchase Payments made is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial Withdrawal, the ROP Enhanced Death Benefit Rider is $75,000 (calculated as $100,000 (total Purchase Payments)—$25,000 (Adjusted Partial Withdrawal) = $75,000).

**/	The standard Death Benefit amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/

The ROP Enhanced Death Benefit amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.

The next table illustrates the impact of Advisor Fees and market value movement for a contract which has the standard Death Benefit compared to a contract which has the ROP Enhanced Death Benefit Rider:

Purchase Payments	Advisor Fees	Contract Value on Date of Advisor Fee	Impact of Advisor Fees on ROP Enhanced Death Benefit Amount*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	$1,000	$80,000	$0	$90,000	$90,000	$100,000
$100,000	$1,000	$80,000	$0	$110,000	$110,000	$110,000
$100,000	$5,000	$80,000	$4,580	$90,000	$90,000	$95,420

*/

Assuming that on the day the Advisory Fee was withdrawn, the average daily balance was $70,000 and the Contract Value was $80,000 (prior to the withdrawal), the Maximum Advisory Fee equals $1,400 (calculated as $70,000 x 2% = $1,400). If $5,000 is withdrawn for Advisory Fees, the Excess Advisory Fee is $3,600 (calculated as $5,000—$1,400 = $3,600). Therefore, the reduction in ROP Enhanced Death Benefit Rider amount would be $4,580 (calculated as the greater of $3,600 or $3,600 x $100,000 / ($80,000—$1,400) = $4,580). This results in the ROP Enhanced Death Benefit Rider amount of $95,420 (calculated as $100,000—$4,580 = $95,420).

**/	The standard Death Benefit amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.
***/

The ROP Enhanced Death Benefit amount is calculated as the greater of: (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.

133

PRIVACY NOTICE of

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

Jefferson National Securities Corporation 01/2019

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your non-public personal data. Access to customer data is limited to employees who need access to do their jobs, and to others as permitted or required by law. We are required, on a periodic basis, to submit your non-public personal data to an outside vendor to cross reference your information with the social security death master file to ensure death proceeds are paid in a timely manner, or to confirm the continuation of certain payouts. We also may submit your non-public personal data to an outside vendor to obtain current address information.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

•	Consumer reporting agencies

•	Service providers who conduct marketing services on our behalf

•	Other data providers

Data we collect may include:

•	Name, address, e-mail address, phone number, birthday

•	Social security number

•	Demographic data

•	Beneficiary information

•	Internet Cookies (cookies help our Internet application process – they do not store any non-public personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

•	Benefit plan administrators and sponsors

•	Insurance companies, agents, reinsurers, investment advisers, broker dealers, proxy solicitation firms

•	Group policyholders for purpose of reporting claims experience

•	Regulators

•	A court or governmental agency when there is a lawful request

•	Law enforcement officials to prevent criminal activity and/or fraud

•	Service providers that perform marketing or research services for us

•	Service providers that perform legal, audit, or administrative services for us

•	Joint marketing partners

•	Unaffiliated fund families

•	Unaffiliated third parties

•	Our affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. When we use service providers and joint marketers they agree to keep your non-public personal data private and not use it for any other purpose. Data obtained from an insurance support organization may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your non-public personal data. To do so please send a written request to the Customer Service Department:

10350 Ormsby Park Place

Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

134

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time. If you provide non-public personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide non-public personal data to us on a website that we sponsor with another financial institution, please note that you are providing your non-public personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

135

Jefferson National Life Insurance Company

P.O. Box 36840

Louisville, KY 40233

...

(cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL- MNTADV-SAI-G-0519) dated May 1, 2019 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.nationwideadvisory.com:

Jefferson National Life Insurance Company

Administrative Office

P.O. Box 36840

Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account G (Monument Advisor) variable annuity at the following address:

Name:___________________________________________________________________

Mailing Address:__________________________________________________________________

Sincerely,

(Signature)

© 2019, Jefferson National Life Insurance Company	JNL-MNTADV-PROS-G-05-19

136

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL VARIABLE ANNUITY

ISSUED BY

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

AND

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233

PHONE: (866) 667-0561 (TOLL FREE)

May 1, 2019

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the “Separate Account”), dated May 1, 2019. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company (“Jefferson National”, “Company”, “we”, “our” or “us”) is a direct wholly-owned subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.

On March 1, 2017, Jefferson Financial Corp was acquired by Nationwide Life Insurance Company, a stock life insurance company organized under Ohio law in March 1929. Nationwide Life Insurance Company is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (organized under Ohio law) are the ultimate controlling persons of the Nationwide group of companies and engage in general insurance and reinsurance business, except life insurance.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company (“CVIC”). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October  7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G:

Jefferson National Life Annuity Account G, also referred to as the “Separate Account”, was established on January 18, 1996 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (“Investment Company Act”). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval from the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the “Code”), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions, and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of qualified contracts from the diversification rules, the investment vehicle for Jefferson National’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets.” The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, we reserve the right to take whatever steps are available to remain in compliance.

Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b) if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter; or

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period measured by the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. We may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law and the terms and conditions of the plan.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules and the terms and conditions of the plan.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•

if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1⁄2;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes. IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70 1⁄2, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

As used herein, the term “individual retirement plans” shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

One-Rollover-Per-Year Limitation. A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service (“IRS”) has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.

However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.

Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other IRA rollovers.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•

if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner’s federal gross income at the time of the rollover, and will be subject to federal income tax.

A Roth IRA owner was able to recharacterize (“undo”) the rollover or conversion of an amount from an IRA or qualified retirement plan to a Roth IRA if they later determined that the rollover or conversion was not to their advantage. However, H.R. 1, the Tax Cuts and Jobs Act eliminated the ability to recharacterize a rollover or conversion of an amount from an IRA or eligible retirement plan that occurs after December 31, 2017. Purchasers of Contracts should consult their legal counsel and tax advisor.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

ANNUITY PROVISIONS

The Company makes available several annuity options that include fixed payments.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“Distributor”), acts as the principal underwriter of the Contracts. The Distributor’s address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliate of Jefferson National Life Insurance Company. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

We make payments in the form of expense reimbursements or marketing allowances to certain broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing access for our product. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could be a conflict of interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for JNL and its wholly owned subsidiary, Jefferson National Life Insurance Company of New York, during the last calendar year.

Advisor Group

CFD

Cetera Financial Group

H Beck

Kestra

Ladenburg Thalmann

PKS

Raymond James

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account G, dated May 1, 2019.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Jefferson National Life Annuity Account G and the financial statements and schedules of Jefferson National Life Insurance Company as of and for the period ended December 31, 2018 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

The KPMG LLP report dated April 19, 2019 of Jefferson National Life Insurance Company includes explanatory language that states that the financial statements are prepared by Jefferson National Life Insurance Company using statutory accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Texas Department of Insurance.

In addition, KPMG LLP report refers to other auditors whose report on the statutory financial statements of Jefferson National Life Insurance Company as of December 31, 2016, and for the year then ended, dated March 31, 2017, expressed an adverse opinion on those financial statements with respect to U.S. generally accepted accounting principles and an unmodified opinion with respect to statutory accounting practices prescribed or permitted by the Texas Department of Insurance.

CUSTODIAN

The Company is the custodian of the assets of the Separate Account. The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2018

Jefferson National Life Annuity Account G

ANNUAL REPORT TO CONTRACT OWNERS

Table of Contents

December 31, 2018

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities

December 31, 2018

	SHARES	COST	VALUE
Assets*:
Investments in portfolio shares, at net asset value (Note 1):
AB Variable Products Series Fund, Inc.:
Dynamic Asset Allocation Portfolio	27,639.736	$351,133	$326,702
Global Thematic Growth Portfolio	26,135.797	771,673	688,156
Growth and Income Portfolio	423,054.236	13,302,337	11,752,447
International Growth Portfolio	33,611.790	781,219	628,876
International Value Portfolio	176,545.768	2,746,401	2,169,748
Small Cap Growth Portfolio	41,653.017	536,188	626,044
Small-Mid Cap Value Portfolio	569,069.082	11,480,177	9,531,906
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio	269,454.120	5,821,498	5,405,250
The Alger Portfolios:
Capital Appreciation Portfolio	247,748.375	21,641,710	16,864,230
Large Cap Growth Portfolio	98,301.911	5,927,082	5,055,667
Mid Cap Growth Portfolio	88,354.354	2,298,632	1,727,326
Small Cap Growth Portfolio	8,389.447	211,800	196,565
ALPS Variable Investment Trust:
ALPS/Alerian Energy Infrastructure Portfolio	1,057,806.512	9,909,862	8,007,595
ALPS/Red Rocks Listed Private Equity Portfolio	69,186.883	933,121	765,899
ALPS Variable Investment Trust:
Morningstar ETF Asset Allocation Series:
Aggressive Growth ETF Portfolio	282,098.431	3,480,498	2,970,497
Balanced ETF Portfolio	1,198,100.440	13,328,021	11,405,915
Conservative ETF Portfolio	432,144.113	4,712,053	4,515,906
Growth ETF Portfolio	841,748.675	9,493,699	8,173,379
Income and Growth ETF Portfolio	405,901.600	4,376,787	3,941,306
American Century Variable Portfolios, Inc:
Balanced Fund	1,448,581.903	10,526,114	10,270,445
Income & Growth Fund	982,030.935	9,782,058	8,857,919
Inflation Protection Fund	1,156,558.580	11,584,179	11,149,225
International Fund	294,284.755	3,409,472	2,807,478
Large Company Value Fund	135,308.644	2,017,624	1,810,430
Mid Cap Value Fund	358,575.638	6,982,135	6,565,519
Ultra Fund	221,799.500	4,261,237	3,859,313
Value Fund	963,914.846	10,359,988	9,648,788
American Funds Insurance Series:
Asset Allocation Fund	1,424,214.620	32,170,575	29,894,263
Blue Chip Income and Growth Fund	1,581,636.962	22,067,431	19,280,155
Bond Fund	814,761.723	8,645,447	8,416,487
Capital Income Builder Fund	141,557.640	1,408,014	1,323,564
Global Bond Fund	237,657.442	2,771,816	2,671,270
Global Growth Fund	29,141.455	838,669	739,902
Global Growth and Income Fund	74,025.022	1,087,852	948,261
Global Small Cap Fund	62,202.945	1,540,266	1,323,679
Growth Fund	527,710.562	39,799,719	36,222,054
Growth-Income Fund	548,670.157	26,175,162	24,399,361
High Income Bond Fund	222,327.612	2,396,878	2,214,384
International Fund	1,293,167.495	25,409,191	22,501,115
International Growth and Income Fund	137,464.108	2,271,628	2,092,204
Managed Risk Asset Allocation Fund	359,599.496	4,689,485	4,394,307
Managed Risk Blue Chip Income and Growth Fund	232,980.760	2,805,315	2,611,715
Managed Risk Growth Fund	20,009.558	230,114	244,316
Managed Risk Growth-Income Fund	3,793.767	44,019	44,274
Managed Risk International Fund	3,847.665	40,652	37,553
Mortgage Fund	900,404.704	9,283,543	9,175,124
New World Fund	1,211,385.051	28,312,966	25,087,783
US Government/AAA Rated Securities Fund	484,342.270	5,711,317	5,734,613

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2018

	SHARES	COST	VALUE
Assets*: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Amundi Pioneer Asset Management:
Pioneer Variable Contract Trust:
Bond Portfolio	1,807,623.262	$19,732,351	$19,142,734
Equity Income Portfolio	362,857.613	10,736,735	8,570,697
Fund Portfolio	80,820.324	1,173,893	1,099,157
High Yield Portfolio	118,686.904	1,097,578	1,030,205
Mid Cap Value Portfolio	71,080.004	1,406,533	1,091,077
Strategic Income Portfolio	1,296,157.206	13,129,874	12,572,731
BlackRock Variable Series Funds:
Advantage Large Cap Core Fund	177,165.506	4,979,141	4,003,941
Advantage Large Cap Value Fund	294,060.839	3,217,212	2,423,061
Capital Appreciation Fund	4,517.439	39,559	32,208
Equity Dividend Fund	787,662.187	9,214,293	7,994,770
Global Allocation Fund	1,351,771.051	18,817,870	17,505,435
High Yield Fund	1,593,810.691	11,033,168	10,837,912
Large Cap Focus Growth Fund	387,434.570	5,968,885	5,087,016
Total Return Fund	1,212,420.733	14,064,309	13,809,472
U.S. Government Bond Fund	280,726.621	2,767,624	2,784,808
Calvert Variable Products:
SRI Balanced Portfolio	667,834.796	1,480,843	1,302,277
Columbia Funds Variable Series Trust:
AQR Managed Futures Strategy Portfolio	1,037,199.307	7,939,274	7,405,603
Select Large-Cap Value Portfolio	477,686.353	11,685,121	10,427,892
Select Smaller-Cap Value Portfolio	89,293.894	2,280,363	1,897,496
Seligman Global Technology Portfolio	596,143.963	12,429,921	9,735,031
Strategic Income Portfolio	539,176.278	2,190,216	2,145,922
Credit Suisse Trust:
Commodity Return Strategy Fund	427,929.242	1,647,025	1,484,914
DFA Investment Dimensions Group, Inc.:
VA Equity Allocation Portfolio	1,078,229.821	11,815,402	10,275,530
VA Global Bond Portfolio	11,391,257.010	122,404,188	117,557,771
VA Global Moderate Allocation Portfolio	4,343,682.997	52,511,828	50,430,158
VA International Small Portfolio	5,249,717.402	65,262,521	55,069,538
VA International Value Portfolio	8,307,690.959	101,800,291	90,969,213
VA Short-Term Fixed Portfolio	8,380,299.306	85,652,296	85,311,447
VA U.S. Large Value Portfolio	5,569,586.031	135,643,100	125,371,384
VA U.S. Targeted Value Portfolio	4,512,176.495	82,882,553	68,855,816
Delaware VIP Trust:
Small Cap Value Series	196,566.002	7,780,781	6,404,119
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	1,878,157.000	36,331,737	32,247,956
Dreyfus Stock Index Fund	856,013.781	43,785,846	41,927,557
The Dreyfus Sustainable U.S. Equity Portfolio, Inc	29,030.992	1,070,988	892,122
Dreyfus Variable Investment Fund:
International Value Portfolio	530,430.669	5,741,729	5,325,524
Eaton Vance Variable Trust:
Floating-Rate Income Fund	8,310,957.419	77,283,793	74,133,739
Federated Insurance Series:
High Income Bond Fund II	1,560,881.897	10,172,139	9,474,554
Kaufmann Fund II	235,877.846	4,529,461	4,144,374
Managed Volatility Fund II	970,835.271	9,541,395	9,320,019

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2018

	SHARES	COST	VALUE
Assets*: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Fidelity Variable Insurance Products – Service Class II:
Balanced Portfolio	899,080.464	$16,040,395	$14,717,946
Contrafund Portfolio	707,382.356	23,472,802	22,148,140
Disciplined Small Cap Portfolio	198,634.909	3,164,517	2,604,104
Dynamic Capital Appreciation Portfolio	3,618.525	43,150	42,988
Equity-Income Portfolio	124,804.385	2,811,381	2,477,368
Freedom Income Portfolio	86,998.700	998,692	959,596
Funds Manager 20% Portfolio	1,628.588	18,519	17,459
Funds Manager 50% Portfolio	37,211.004	437,161	433,135
Funds Manager 60% Portfolio	78,393.079	889,651	799,610
Funds Manager 70% Portfolio	109.602	1,281	1,279
Growth Portfolio	153,042.767	10,535,178	9,474,876
Growth & Income Portfolio	156,421.975	3,410,055	2,962,632
Growth Opportunities Portfolio	220,336.082	8,895,974	8,253,790
High Income Portfolio	848,171.462	4,397,405	4,062,742
International Capital Appreciation Portfolio	972,105.109	16,144,326	14,289,945
Investment Grade Bond Portfolio	2,090,440.385	25,810,721	25,147,996
Mid Cap Portfolio	203,383.643	7,078,058	5,942,869
Overseas Portfolio	332,336.458	6,878,396	6,297,777
Real Estate Portfolio	608,515.226	11,054,753	9,979,649
Strategic Income Portfolio	2,671,682.397	30,233,002	28,453,418
Target Volatility Portfolio	40,611.065	468,941	439,817
Value Portfolio	192,505.253	2,859,540	2,483,318
Value Strategies Portfolio	1,889.164	26,000	21,177
First Eagle Variable Funds:
Overseas Variable Fund	1,956,269.240	52,093,220	44,544,251
Franklin Templeton Variable Insurance Products Trust:
Global Real Estate II Fund	219,521.434	3,560,397	3,292,821
Income II Fund	1,303,215.258	20,582,426	19,209,394
Mutual Shares II Fund	211,042.178	4,231,051	3,672,133
Rising Dividends II Fund	231,166.300	6,292,604	5,788,406
Strategic Income II Fund	1,234,181.485	12,992,890	12,687,386
Templeton Global Bond II Fund	2,593,336.515	42,911,281	43,645,853
U.S. Government Securities II Fund	475,863.627	5,613,526	5,610,433
Goldman Sachs Variable Insurance Trust:
Global Trends Allocation Fund	12,779.596	154,630	148,755
Multi-Strategy Alternatives Fund	259,067.343	2,393,734	2,199,481
Guggenheim Variable Insurance Funds:
Global Managed Futures Strategy Fund	188,604.828	3,138,529	2,927,147
Long Short Equity Fund	184,315.098	3,006,140	2,431,116
Multi-Hedge Strategies Fund	97,571.164	2,349,223	2,299,752
Rydex Banking Fund	29,360.402	2,266,868	2,244,604
Rydex Basic Materials Fund	11,107.190	739,747	726,633
Rydex Biotechnology Fund	37,403.921	3,323,562	2,923,491
Rydex Commodities Strategy Fund	16,679.936	1,453,756	1,195,784
Rydex Consumer Products Fund	93,499.718	5,632,752	5,214,479
Rydex Dow 2X Strategy Fund	21,345.489	2,574,093	2,379,809
Rydex Electronics Fund	11,284.252	802,821	759,317
Rydex Energy Fund	30,891.933	2,363,238	1,708,941
Rydex Energy Services Fund	5,511.505	180,427	167,053
Rydex Europe 1.25X Strategy Fund	3,281.427	279,046	277,249
Rydex Financial Services Fund	13,444.831	1,045,288	987,656
Rydex Government Long Bond 1.2X Strategy Fund	135,944.637	3,938,999	4,023,961

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2018

	SHARES	COST	VALUE
Assets*: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Guggenheim Variable Insurance Funds: (continued)
Rydex Health Care Fund	32,566.820	$2,160,099	$2,031,516
Rydex High Yield Strategy Fund	9,303.834	727,442	725,327
Rydex Internet Fund	15,581.567	1,367,185	1,291,711
Rydex Inverse Dow 2X Strategy Fund	8,405.842	364,274	344,641
Rydex Inverse Government Long Bond Strategy Fund	21,473.464	2,219,532	2,111,486
Rydex Inverse Mid-Cap Strategy Fund	4,216.065	324,098	319,030
Rydex Inverse NASDAQ-100® Strategy Fund	73,228.891	4,188,561	4,220,913
Rydex Inverse Russell 2000® Strategy Fund	35,273.300	2,315,880	2,408,812
Rydex Inverse S&P 500 Strategy Fund	25,377.712	1,881,949	1,836,332
Rydex Japan 2X Strategy Fund	2,042.684	145,896	127,260
Rydex Leisure Fund	2,854.409	251,828	236,944
Rydex Mid Cap 1.5X Strategy Fund	21,821.117	315,475	314,444
Rydex NASDAQ-100® Fund	200,532.167	7,634,636	7,331,456
Rydex NASDAQ-100® 2X Strategy Fund	400,599.526	21,667,195	20,298,378
Rydex Nova Fund	144,439.197	13,549,659	13,656,724
Rydex Precious Metals Fund	106,398.498	2,445,490	2,568,459
Rydex Real Estate Fund	127,134.241	4,842,413	4,575,562
Rydex Retailing Fund	33,239.166	2,723,915	2,391,559
Rydex Russell 2000® 1.5X Strategy Fund	8,065.990	458,622	464,359
Rydex Russell 2000® 2X Strategy Fund	3,054.803	556,878	490,175
Rydex S&P 500 2X Strategy Fund	29,307.564	6,169,395	5,648,156
Rydex S&P 500 Pure Growth Fund	117,501.997	5,286,112	5,166,565
Rydex S&P 500 Pure Value Fund	78,552.603	4,255,140	3,772,098
Rydex S&P MidCap 400 Pure Growth Fund	49,662.802	1,766,921	1,556,432
Rydex S&P MidCap 400 Pure Value Fund	24,862.707	1,030,283	855,775
Rydex S&P SmallCap 600 Pure Growth Fund	43,756.948	2,446,303	2,147,153
Rydex S&P SmallCap 600 Pure Value Fund	31,204.619	2,163,070	1,647,604
Rydex Strengthening Dollar 2X Strategy Fund	48,244.942	1,943,525	1,916,771
Rydex Technology Fund	37,671.813	3,719,904	3,506,118
Rydex Telecommunications Fund	20,589.287	1,194,033	1,106,467
Rydex Transportation Fund	5,300.513	392,183	349,887
Rydex U.S. Government Money Market Fund	1,752,738.681	1,752,738	1,752,738
Rydex Utilities Fund	331,243.125	9,967,841	9,417,241
Rydex Weakening Dollar 2X Strategy Fund	2,052.562	120,613	122,251
VT Floating Rate Strategies Fund	1,264,096.903	33,326,897	31,994,292
VT High Yield Fund	235,431.224	7,067,142	6,479,067
VT Large Cap Value Fund	856.742	30,571	30,963
VT Small Cap Value Fund	18,014.772	824,856	651,773
VT StylePlus Large Growth Fund	67,108.489	1,314,486	1,105,277
VT StylePlus Mid Growth Fund	26,619.572	1,562,671	1,297,703
VT StylePlus Small Growth Fund	40.108	1,169	1,238
VT U.S. Total Return Bond Fund	3,135,898.448	50,575,040	49,735,347
VT World Equity Income Fund	14,840.499	193,629	192,332
Invesco Variable Insurance Funds:
Balanced-Risk Allocation Fund	809,826.822	8,781,961	7,563,782
Comstock Fund	229,508.388	4,414,291	3,699,677
Core Equity Fund	33,526.273	1,197,244	1,037,303
Core Plus Bond	740,982.518	4,719,058	4,445,894
Diversified Dividend Fund	629,787.415	16,577,875	14,925,962
Equity and Income Fund	733,248.925	13,755,507	11,819,973
Global Real Estate Fund	1,037,249.737	17,647,792	16,098,118
Government Money Market Fund	558,437,880.877	558,437,881	558,437,882

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2018

	SHARES	COST	VALUE
Assets*: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Invesco Variable Insurance Funds: (continued)
Government Securities Fund	613,594.113	$6,875,283	$6,884,524
Growth and Income Fund	179,279.568	3,871,551	3,139,187
Health Care Fund	70,817.637	1,905,932	1,657,842
High Yield Fund	642,982.952	3,342,210	3,253,494
International Growth Fund	148,742.016	5,509,277	4,905,511
Mid Cap Core Equity Fund	296,605.363	3,830,406	3,179,609
Technology Fund	149,153.835	3,893,912	3,269,454
Value Opportunities Fund	1,927.168	13,648	10,579
Ivy Variable Insurance Portfolio, Inc.:
Asset Strategy Portfolio	584,852.013	5,163,603	4,849,477
Balanced Portfolio	301,999.592	2,379,206	2,251,468
Corporate Bond Portfolio	292,384.257	1,522,221	1,500,662
Energy Portfolio	370,303.740	2,125,915	1,431,373
Global Bond Portfolio	320,328.179	1,545,690	1,539,978
Global Equity Portfolio	19,521.470	158,989	134,529
Growth Portfolio	1,347.336	14,693	14,850
High Income Portfolio	4,068,557.719	14,126,280	13,571,080
Limited Term Bond	829,107.318	4,031,370	4,009,233
Mid Cap Growth Portfolio	576,731.038	6,812,750	6,385,162
Natural Resources Portfolio	255,144.597	1,125,411	904,564
Science and Technology Portfolio	161,099.773	4,553,518	3,518,033
Value Portfolio	148,081.276	955,135	842,140
Janus Henderson VIT Funds - Institutional:
Balanced Portfolio	1,203,309.198	38,653,973	40,611,685
Enterprise Portfolio	532,140.742	35,550,721	35,664,074
Forty Portfolio	207,276.713	7,989,656	7,296,142
Global Research Portfolio	64,105.441	3,318,965	3,021,287
Overseas Portfolio	139,339.829	4,441,392	3,721,766
Mid Cap Value Portfolio	973,686.239	16,284,346	13,709,502
Research Portfolio	142,639.499	5,042,744	4,806,952
Janus Henderson VIT Funds - Service:
Flexible Bond Portfolio	1,789,400.048	22,769,468	21,884,363
Global Technology Portfolio	13,382.034	118,119	149,746
Global Unconstrained Bond Portfolio	68,777.338	633,274	618,308
U.S. Low Volatility Portfolio	182,022.346	3,060,213	2,921,459
John Hancock Variable Insurance Trust:
Emerging Markets Value Trust Fund	1,446,035.323	14,935,899	12,898,635
JPMorgan Insurance Trust:
Global Allocation Portfolio	514,555.812	8,484,388	7,929,305
Income Builder Portfolio	468,043.000	4,989,814	4,717,874
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	1,565,156.848	33,442,021	29,424,947
Global Dynamic Multi Asset Portfolio	198,397.204	2,578,848	2,303,392
International Equity Portfolio	1,161,293.740	13,061,390	9,987,126
US Small-Mid Cap Equity Portfolio	461,877.617	3,785,546	2,983,729
US Strategic Equity Portfolio	3,183.395	39,367	35,145
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio	168,435.729	4,607,968	3,889,183
ClearBridge Dividend Strategy Portfolio	432,608.214	8,135,442	7,557,667
ClearBridge Large Cap Growth Portfolio	744,170.882	18,108,511	17,748,476
ClearBridge Small Cap Growth Portfolio	408,593.633	12,123,225	9,320,021
QS Dynamic Multi-Strategy Portfolio	80,663.169	1,021,717	970,378

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2018

	SHARES	COST	VALUE
Assets*: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio	459,185.906	$3,318,978	$3,048,995
Lord Abbett Series Fund, Inc:
Bond Debenture Portfolio	1,725,586.526	21,441,668	19,119,497
Calibrated Dividend Growth Portfolio	550,816.845	8,602,444	7,425,012
Classic Stock Portfolio	5,316.634	69,340	53,910
Growth and Income Portfolio	74,699.280	2,721,319	2,289,534
International Opportunities Portfolio	898,079.684	8,333,109	5,756,692
MainStay VP Funds Trust: Service Class
MacKay Convertible Portfolio	337,371.899	4,573,725	4,118,602
MFS Variable Insurance Trust:
Growth Series – Service	33,153.841	1,701,901	1,500,542
Value Series – Service	110,205.446	2,126,228	1,869,084
Nationwide Variable Insurance Trust:
Bond Index Fund Class Y	439,810.630	4,569,563	4,442,086
International Index Fund Class Y	3,998,503.330	39,578,752	34,826,949
Mid Cap Index Fund Class Y	690,017.439	17,455,318	14,310,954
Multi-Manager International Value Fund Class I	20,247.387	195,750	184,454
Multi-Manager Mid Cap Value Fund Class I	200,550.135	2,249,437	1,612,423
Nationwide Fund I	2,229.474	45,641	42,137
NW DFA NVIT Capital Appreciation Fund Class P	63,301.600	805,687	688,722
NW DFA NVIT Moderate Fund Class P	137,922.081	1,714,132	1,525,418
NW DoubleLine NVIT Total Return Tactical	866,829.337	8,544,635	8,425,581
NW Neuberger Berman AMT Sustainable Equity	25,520.231	354,906	302,925
S&P 500 Index Fund Class Y	2,180,302.558	38,451,447	34,775,826
Small Cap Index Fund Class Y	2,128,865.187	28,888,880	22,565,971
Neuberger Berman Advisers Management Trust:
Large Cap Value Portfolio	133,939.938	2,048,982	1,952,844
Mid Cap Growth Portfolio	84,387.420	2,277,945	2,032,892
Mid Cap Intrinsic Value Portfolio	263,616.029	5,115,471	4,136,135
Short Duration Bond Portfolio	510,973.039	5,379,024	5,314,121
Sustainable Equity Portfolio	43,261.595	1,014,130	982,039
US Equity Index PutWrite Strategy Portfolio	88,650.908	882,849	793,427
Northern Lights Variable Trust:
7Twelve Balanced Portfolio Cl 3	107,840.492	1,281,876	1,207,815
7Twelve Balanced Portfolio Cl 4	925.784	10,552	10,499
BTS Tactical Fixed Income Portfolio	1,044,356.899	11,022,797	9,670,746
Power Dividend Index Portfolio	412,439.918	6,828,799	6,417,564
Power Income Portfolio	365,461.092	3,573,672	3,424,370
Power Momentum Portfolio	203,672.270	6,423,889	5,356,582
Probabilities Portfolio	1,216,423.929	10,816,872	8,454,147
TOPS Aggressive Growth ETF – Class 1	6,985.563	85,185	89,974
TOPS Balanced ETF – Class 1	31,183.339	380,751	359,544
TOPS Conservative ETF – Class 1	2,255.183	27,272	25,439
TOPS Conservative ETF – Class 2	52,234.521	615,278	585,549
TOPS Growth ETF – Class 1	134,783.173	1,688,283	1,791,269
TOPS Growth ETF – Class 2	4,160.799	49,314	54,340
TOPS Managed Risk Balanced ETF – Class 1	22,945.217	271,731	245,514
TOPS Managed Risk Balanced ETF – Class 2	61,358.332	706,330	652,852
TOPS Managed Risk Growth ETF – Class 1	2,517,228.628	28,396,889	27,009,865
TOPS Managed Risk Growth ETF – Class 2	33,796.659	382,385	360,610

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2018

	SHARES	COST	VALUE
Assets*: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
Northern Lights Variable Trust: (continued)
TOPS Managed Risk Moderate Growth ETF – Class 1	92,100.702	$1,082,662	$1,014,949
TOPS Managed Risk Moderate Growth ETF – Class 2	63,632.664	722,360	698,687
TOPS Moderate Growth ETF – Class 1	142,970.149	1,484,533	1,591,259
TOPS Moderate Growth ETF – Class 2	3,317.011	36,225	35,592
Oppenheimer Variable Account Funds:
Conservative Balanced Fund	8,029.521	104,228	114,340
Global Fund	322,649.869	14,746,290	12,109,049
Global Multi-Alternatives Fund	119,643.023	1,181,343	1,133,019
Global Strategic Income Fund	466,280.427	2,418,237	2,238,147
International Growth Fund	6,764,724.464	16,332,412	14,341,216
Main Street® Fund	107,974.624	3,322,209	2,862,406
Total Return Bond Fund	292,950.958	2,144,330	2,164,907
PIMCO Variable Insurance Trust:
All Asset Portfolio	1,136,877.067	12,073,580	11,289,189
All Asset All Authority Portfolio – Admin	404,546.822	3,552,560	3,252,558
All Asset All Authority Portfolio – Institutional	62,881.922	576,477	504,942
CommodityRealReturn Strategy Portfolio	1,541,462.956	10,857,715	9,279,608
Dynamic Bond Portfolio	1,225,990.969	12,723,475	12,689,007
Emerging Markets Bond Portfolio	1,847,459.220	23,340,710	22,187,984
Global Bond Opportunities Unhedged Portfolio	260,922.618	3,183,282	2,859,712
Global Core Bond Hedged Portfolio	84,414.098	795,291	794,338
Global Diversified Allocation Portfolio	990.684	9,829	9,492
Global Multi-Asset Portfolio	168,471.432	2,037,534	1,843,077
High Yield Portfolio	2,983,867.133	22,503,002	21,722,554
Income Portfolio	8,303,297.140	88,086,908	86,105,192
International Bond Unhedged Portfolio	563,645.447	6,040,736	5,399,724
International Bond US Dollar-Hedged Portfolio	3,509,436.646	38,542,857	38,042,294
Long-Term US Government Portfolio	956,627.471	11,052,667	11,116,011
Low Duration Portfolio	3,699,768.595	37,644,168	37,293,667
Real Return Portfolio	2,403,598.532	29,666,066	28,482,642
Short-Term Portfolio	6,381,602.214	66,191,504	65,666,685
Total Return Portfolio	11,454,037.712	123,965,029	120,038,315
ProFunds VP:
Access VP High Yield Fund	16,094.372	436,870	430,362
Asia 30 Fund	13,772.669	753,807	679,542
Banks Fund	45,137.911	1,175,152	961,888
Basic Materials Fund	9,438.135	631,802	537,408
Bear Fund	21,885.800	775,662	752,870
Biotechnology Fund	17,129.292	1,218,029	1,124,539
Bull Fund	247,954.327	11,268,582	10,528,142
Consumer Goods Fund	13,343.853	679,991	615,953
Consumer Services Fund	23,792.823	1,783,172	1,654,791
Emerging Markets Fund	56,057.144	1,424,379	1,319,586
Europe 30 Fund	27,549.458	647,129	566,141
Falling U.S. Dollar Fund	1,737.460	31,373	31,326
Financials Fund	57,221.633	2,452,355	2,139,517
Government Money Market Fund	39,791,895.553	39,791,895	39,791,896
Health Care Fund	60,721.991	4,661,556	4,361,054
Industrials Fund	13,178.117	1,140,812	958,051
International Fund	11,302.991	199,015	186,838
Internet Fund	34,168.583	4,373,605	3,833,373
Japan Fund	26,890.391	1,441,848	1,235,614
The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2018

	SHARES	COST	VALUE
Assets*: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
ProFunds VP: (continued)
Large-Cap Growth Fund	102,919.754	$6,912,043	$6,691,841
Large-Cap Value Fund	54,239.432	2,342,873	2,241,174
Mid-Cap Fund	635,426.668	12,601,605	12,308,215
Mid-Cap Growth Fund	8,824.922	413,325	339,847
Mid-Cap Value Fund	20,161.330	799,765	710,686
NASDAQ-100 Fund	262,879.781	11,342,233	10,013,091
Oil & Gas Fund	40,121.545	1,504,810	1,163,123
Pharmaceuticals Fund	17,239.226	695,113	600,788
Precious Metals Fund	72,162.968	1,176,074	1,233,265
Real Estate Fund	18,684.970	1,095,074	1,018,518
Rising Rates Opportunity Fund	54,117.839	2,748,449	2,627,962
Semiconductor Fund	24,504.022	1,241,972	1,086,998
Short Emerging Markets Fund	19,236.801	929,339	918,942
Short International Fund	127,688.080	1,399,698	1,400,739
Short Mid-Cap Fund	6,726.414	237,596	237,444
Short NASDAQ-100 Fund	24,290.651	270,031	269,628
Short Small-Cap Fund	7,977.881	118,115	114,404
Small Cap Fund	196,614.025	6,744,935	5,631,025
Small-Cap Growth Fund	78,192.310	3,133,146	2,701,546
Small-Cap Value Fund	62,238.981	2,906,624	2,471,511
Technology Fund	69,817.595	3,159,360	2,798,290
Telecommunications Fund	11,011.121	341,055	312,935
U.S. Government Plus Fund	57,794.988	1,253,437	1,338,532
UltraBull Fund	229,846.720	2,465,222	2,332,947
UltraMid-Cap Fund	36,213.860	1,751,041	1,507,220
UltraNASDAQ-100 Fund	44,371.571	3,381,341	3,017,711
UltraShort NASDAQ-100 Fund	6,560.490	255,565	254,219
UltraSmall-Cap Fund	61,938.322	942,182	997,206
Utilities Fund	75,228.834	3,561,893	3,334,894
Putnam Variable Trust Class IB:
Diversified Income Fund	995,130.357	6,003,641	5,801,610
Equity Income Fund	407,061.100	9,996,206	9,411,253
High Yield Fund	327,009.682	2,012,096	1,919,547
Income Fund	788,455.511	8,414,656	8,436,473
Mortgage Securities Fund	219,204.429	2,044,566	2,012,297
Multi Asset Absolute Return Fund	254,947.795	2,603,901	2,414,357
Redwood Investment Management, LLC:
Managed Volatility Portfolio Class I	697,917.310	7,018,539	6,302,194
Managed Volatility Portfolio Class N	1,015,711.797	10,579,864	9,121,092
Royce Capital Fund:
Micro-Cap Portfolio	320,149.800	3,511,378	2,871,744
Small-Cap Portfolio	952,722.497	8,139,722	7,497,927
Russell Investment Funds:
Balanced Strategy Fund	53,766.626	535,504	467,232
Equity Growth Strategy Fund	27,522.680	240,233	224,584
Global Real Estate Securities Fund	31,682.979	474,175	422,018
International Developed Markets Fund	10,457.120	113,814	104,990
Moderate Strategy Fund	34,887.242	354,779	323,056
Strategic Bond Fund	23,875.565	247,635	240,427
U.S. Small Cap Equity Fund	1,703.529	25,585	20,204
U.S. Strategic Equity Fund	10,417.419	177,165	136,677
SEI Insurance Products Trust:
Balanced Strategy Fund	66,368.675	706,834	658,377
Conservative Strategy Fund	131,863.987	1,354,602	1,306,773

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2018

	SHARES	COST	VALUE
Assets*: (continued)
Investments in portfolio shares, at net asset value (Note 1): (continued)
SEI Insurance Products Trust: (continued)
Defensive Strategy Fund	109,050.671	$1,101,370	$1,068,696
Market Growth Strategy Fund	260,825.770	2,748,545	2,600,434
Market Plus Strategy Fund	101,252.436	1,047,839	1,045,937
Moderate Strategy Fund	188,411.406	1,958,978	1,857,736
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	1,890,272.638	57,627,111	56,065,487
Equity Income Portfolio II	576,576.996	16,215,987	13,416,948
Health Sciences Portfolio II	520,387.409	22,690,310	20,097,361
T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond Portfolio II	3,029,938.937	14,415,745	14,422,509
Third Avenue Variable Series Trust:
Value Portfolio	119,277.500	2,042,318	1,723,559
Timothy Plan Variable Series:
Conservative Growth Portfolio	86,997.349	982,851	892,593
Strategic Growth Portfolio	122,029.964	1,264,426	1,198,335
Tortoise Variable Insurance Portfolio:
MLP & Pipeline Fund	1,122,615.524	9,624,583	7,914,439
VanEck VIP Trust:
Emerging Markets Fund	1,908,528.569	27,462,718	22,768,746
Global Gold Fund	521,134.575	3,414,240	3,241,456
Global Hard Assets Fund	142,803.779	3,347,300	2,430,521
Unconstrained Emerging Markets Bond Fund	139,137.027	1,149,527	1,079,703
Vanguard Variable Insurance Fund:
Balanced Portfolio	4,253,038.622	97,843,377	94,417,459
Capital Growth Portfolio	1,003,582.135	33,200,144	33,609,965
Diversified Value Portfolio	983,979.666	15,751,863	14,100,429
Equity Income Portfolio	4,501,917.452	100,285,371	95,620,725
Equity Index Portfolio	4,256,245.559	161,488,107	161,865,020
Growth Portfolio	1,794,188.559	41,600,958	40,943,384
High Yield Bond Portfolio	5,077,276.806	40,045,645	38,231,895
International Portfolio	4,985,796.330	120,042,214	115,371,327
Mid-Cap Index Portfolio	3,341,453.906	73,337,498	67,597,613
REIT Index Portfolio	5,864,191.232	75,381,430	67,848,691
Short-Term Investment Grade Portfolio	19,264,022.130	203,262,610	203,042,793
Small Company Growth Portfolio	1,719,311.992	39,648,765	34,884,842
Total Bond Market Index Portfolio	21,154,538.760	247,962,729	244,123,379
Total Stock Market Index Portfolio	4,802,588.189	166,556,159	164,536,673
Virtus Variable Insurance Trust:
Duff & Phelps International Series	108,570.836	1,354,970	1,095,480
Duff & Phelps Real Estate Securities Series	279,519.707	5,535,638	4,584,123
Newfleet Multi-Sector Intermediate Bond Series	1,044,547.070	9,819,969	9,108,449
Wells Fargo VT Funds:
Discovery Fund	175,826.645	5,351,987	4,596,110
Opportunity Fund	42,961.943	1,067,991	981,679
Westchester Capital Management
Merger Fund VL	1,883,842.774	20,763,047	21,400,453

Total investment in portfolio shares (Unaudited)			$5,277,457,855

Accounts Receivable
BlackRock Variable Series Trust Funds:
High Yield V.I. Fund (total assets – $10,837,912; total contract owners’ equity – $10,896,631)			$58,719
Total Return Fund (total assets – $13,809,472; total contract owners’ equity – $13,833,526)			24,054
U.S. Government Bond Fund (total assets – $2,784,808; total contract owners’ equity – $2,789,123)			4,315
PIMCO Variable Insurance Trust:
Dynamic Bond Portfolio (total assets – $12,689,007; total contract owners’ equity – $12,689,128)			121

Global Bond Opportunities Unhedged Portfolio (total assets – $2,859,712; total contract owners’ equity – $2,859,712)			14

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statement of Assets and Liabilities – Continued

December 31, 2018

	SHARES	COST	VALUE
Accounts Payable
PIMCO Variable Insurance Trust:
International Bond Unhedged Portfolio (total assets – $5,399,724; total contract owners’ equity – $5,396,220)			$(3,504)

Total Accounts Payable/Receivable (Unaudited)			$83,719

Contract Owners’ Equity:
Accumulation units			$5,276,918,013
Contracts in death benefit reserves			623,561

Total Contract Owners Equity (Unaudited)			$5,277,541,574

*

Total assets approximates total investments and Contract Owners’ Equity as of December 31, 2018, for all subaccounts where policyholders were invested in at December 31, 2018, except for the subaccounts with total assets and Contract Owners’ Equity noted parenthetically, if applicable. For these subaccounts, total assets and Contract Owners’ Equity includes investments and the accounts receivable and/or accounts payable, respectively, as of December 31, 2018.

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations

For the Year Ended December 31, 2018

	AB VARIABLE PRODUCTS SERIES FUND
	DYNAMIC ASSET ALLOCATION	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE
Investment income:
Income dividends from investments in portfolio shares	$6,067	$—	$117,580	$3,104	$27,135
Expenses:
Mortality and expense administrative fees	—	—	—	—	—
Mortality and expense risk fees	84	88	975	—	—

Total Expenses	84	88	975	—	—

Net investment income (expense)	5,983	(88)	116,605	3,104	27,135

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	25,191	26,272	317,002	109,842	(27,552)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	335,939	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	484	—	990,387	—	—

Net realized gain (loss) on investments in portfolio shares	25,675	26,272	1,643,328	109,842	(27,552)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(61,892)	(142,942)	(2,505,711)	(224,501)	(606,098)

Net increase (decrease) in net assets from operations	$(30,234)	$(116,758)	$(745,778)	$(111,555)	$(606,515)

Statements of Changes in Net Assets For the Year Ended December 31, 2018
	AB VARIABLE PRODUCTS SERIES FUND
	DYNAMIC ASSET ALLOCATION	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE
Changes from operations:
Net investment income (expense)	$5,983	$(88)	$116,605	$3,104	$27,135
Net realized gain (loss) on investments in portfolio shares	25,675	26,272	1,643,328	109,842	(27,552)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(61,892)	(142,942)	(2,505,711)	(224,501)	(606,098)

Net increase (decrease) in net assets from operations	(30,234)	(116,758)	(745,778)	(111,555)	(606,515)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	17,149	158,565	386,503	5,377	14,904
Contract Redemptions	(14,746)	(134,179)	(877,454)	(40,212)	(303,225)
Net Transfers	(325,998)	(827,185)	715,920	(2,846,213)	815,043

Net increase (decrease) in net assets from contract owners’ transactions	(323,595)	(802,799)	224,969	(2,881,048)	526,722

Net increase (decrease) in net assets	(353,829)	(919,557)	(520,809)	(2,992,603)	(79,793)

Net assets, beginning of period	680,531	1,607,713	12,273,256	3,621,479	2,249,541

Net assets, end of period	$326,702	$688,156	$11,752,447	$628,876	$2,169,748

The accompanying notes are an integral part of these financial statements.

AB VARIABLE PRODUCTS SERIES FUND (continued)		ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS				ALPS VARIABLE INVESTMENT TRUST
SMALL CAP GROWTH	SMALL-MID CAP VALUE	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	ALPS/ALERIAN ENERGY INFRA- STRUCTURE	ALPS/RED ROCKS LISTED PRIVATE EQUITY

$—	$24,184	$535,318	$15,692	$—	$—	$—	$175,936	$49,365
—	—	—	101	44	97	12	—	—
—	146	53	951	477	947	98	544	79

—	146	53	1,052	521	1,044	110	544	79

—	24,038	535,265	14,640	(521)	(1,044)	(110)	175,392	49,286

(3,701)	186,521	(673,115)	2,815,555	84,342	140,619	(579)	(52,207)	(21,433)
—	—	—	151,085	98,925	6,632	—	—	—
48,869	860,742	—	2,852,360	485,997	242,905	8,613	—	2,495

45,168	1,047,263	(673,115)	5,819,000	669,264	390,156	8,034	(52,207)	(18,938)

(6,908)	(2,777,728)	(437,507)	(6,381,781)	(815,701)	(666,390)	(4,812)	(2,044,061)	(159,656)

$38,260	$(1,706,427)	$(575,357)	$(548,141)	$(146,958)	$(277,278)	$3,112	$(1,920,876)	$(129,308)

AB VARIABLE PRODUCTS SERIES FUND (continued)		ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS				ALPS VARIABLE INVESTMENT TRUST
SMALL CAP GROWTH	SMALL-MID CAP VALUE	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	ALPS/ALERIAN ENERGY INFRA- STRUCTURE	ALPS/RED ROCKS LISTED PRIVATE EQUITY

$—	$24,038	$535,265	$14,640	$(521)	$(1,044)	$(110)	$175,392	$49,286
45,168	1,047,263	(673,115)	5,819,000	669,264	390,156	8,034	(52,207)	(18,938)
(6,908)	(2,777,728)	(437,507)	(6,381,781)	(815,701)	(666,390)	(4,812)	(2,044,061)	(159,656)

38,260	(1,706,427)	(575,357)	(548,141)	(146,958)	(277,278)	3,112	(1,920,876)	(129,308)

2,777	467,193	158,890	365,760	275,984	57,097	—	63,565	5,685
(232,558)	(832,905)	(704,562)	(1,885,088)	(343,141)	(52,651)	(3,427)	(418,088)	(40,164)
(24,785)	1,269,518	1,745,169	1,598,933	3,054,283	252,153	(3,051)	(2,556,697)	36,313

(254,566)	903,806	1,199,497	79,605	2,987,126	256,599	(6,478)	(2,911,220)	1,834

(216,306)	(802,621)	624,140	(468,536)	2,840,168	(20,679)	(3,366)	(4,832,096)	(127,474)

842,350	10,334,527	4,781,110	17,332,766	2,215,499	1,748,005	199,931	12,839,691	893,373

$626,044	$9,531,906	$5,405,250	$16,864,230	$5,055,667	$1,727,326	$196,565	$8,007,595	$765,899

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	ALPS VARIABLE INVESTMENT TRUST (MORNING STAR ETF ASSET ALLOCATION)
	AGGRESSIVE GROWTH	BALANCED	CONSERVATIVE	GROWTH	INCOME AND GROWTH
Investment income:
Income dividends from investments in portfolio shares	$45,899	$236,510	$96,029	$151,627	$86,895
Expenses:
Mortality and expense administrative fees	—	—	—	—	—
Mortality and expense risk fees	546	36	47	84	7

Total Expenses	546	36	47	84	7

Net investment income (expense)	45,353	236,474	95,982	151,543	86,888

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	23,249	(136,796)	(25,092)	63,065	(95,305)
Net realized short-term capital gain distributions from investments in portfolio shares	25,016	114,513	24,384	58,605	32,152
Net realized long-term capital gain distributions from investments in portfolio shares	245,496	949,450	39,663	797,080	127,162

Net realized gain (loss) on investments in portfolio shares	293,761	927,167	38,955	918,750	64,009

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(684,650)	(1,966,584)	(238,006)	(1,818,001)	(349,454)

Net increase (decrease) in net assets from operations	$(345,536)	$(802,943)	$(103,069)	$(747,708)	$(198,557)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	ALPS VARIABLE INVESTMENT TRUST (MORNINGSTAR ETF ASSET ALLOCATION)
	AGGRESSIVE GROWTH	BALANCED	CONSERVATIVE	GROWTH	INCOME AND GROWTH
Changes from operations:
Net investment income (expense)	$45,353	$236,474	$95,982	$151,543	$86,888
Net realized gain (loss) on investments in portfolio shares	293,761	927,167	38,955	918,750	64,009
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(684,650)	(1,966,584)	(238,006)	(1,818,001)	(349,454)

Net increase (decrease) in net assets from operations	(345,536)	(802,943)	(103,069)	(747,708)	(198,557)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	72,989	179,806	82,832	328,045	274,006
Contract Redemptions	(295,920)	(436,924)	(689,514)	(746,987)	(550,814)
Net Transfers	646,561	860,520	961,952	(750,960)	166,621

Net increase (decrease) in net assets from contract owners’ transactions	423,630	603,402	355,270	(1,169,902)	(110,187)

Net increase (decrease) in net assets	78,094	(199,541)	252,201	(1,917,610)	(308,744)

Net assets, beginning of period	2,892,403	11,605,456	4,263,705	10,090,989	4,250,050

Net assets, end of period	$2,970,497	$11,405,915	$4,515,906	$8,173,379	$3,941,306

The accompanying notes are an integral part of these financial statements.

AMERICAN CENTURY VARIABLE PORTFOLIOS								AMERICAN FUNDS INSURANCE SERIES
BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	MID CAP VALUE	ULTRA	VALUE	ASSET ALLOCATION

$155,253	$195,141	$325,989	$35,026	$36,645	$109,024	$18,595	$170,536	$453,919
—	1	—	7	—	—	—	—	—
3	144	382	65	—	—	115	259	607

3	145	382	72	—	—	115	259	607

155,250	194,996	325,607	34,954	36,645	109,024	18,480	170,277	453,312

184,455	660,927	(155,744)	157,753	63,683	158,471	(348,762)	566,514	425,394
34,781	217,971	—	—	11,741	22,480	31,699	—	104,006
39,984	505,039	—	181,131	111,812	464,640	684,999	651	1,143,464

259,220	1,383,937	(155,744)	338,884	187,236	645,591	367,936	567,165	1,672,864

(829,538)	(2,323,286)	(463,147)	(925,226)	(379,189)	(1,699,789)	(1,028,897)	(1,699,209)	(3,912,248)

$(415,068)	$(744,353)	$(293,284)	$(551,388)	$(155,308)	$(945,174)	$(642,481)	$(961,767)	$(1,786,072)

AMERICAN CENTURY VARIABLE PORTFOLIOS								AMERICAN FUNDS INSURANCE SERIES
BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	MID CAP VALUE	ULTRA	VALUE	ASSET ALLOCATION

$155,250	$194,996	$325,607	$34,954	$36,645	$109,024	$18,480	$170,277	$453,312
259,220	1,383,937	(155,744)	338,884	187,236	645,591	367,936	567,165	1,672,864
(829,538)	(2,323,286)	(463,147)	(925,226)	(379,189)	(1,699,789)	(1,028,897)	(1,699,209)	(3,912,248)

(415,068)	(744,353)	(293,284)	(551,388)	(155,308)	(945,174)	(642,481)	(961,767)	(1,786,072)

82,387	87,087	113,332	51,824	841	132,514	94,464	54,958	862,937
(457,267)	(899,246)	(1,039,875)	(111,895)	(88,392)	(386,274)	(913,922)	(650,975)	(1,241,849)
36,877	257,016	3,898,584	855,839	(257,236)	(554,118)	(287,734)	(815,340)	7,963,047

(338,003)	(555,143)	2,972,041	795,768	(344,787)	(807,878)	(1,107,192)	(1,411,357)	7,584,135

(753,071)	(1,299,496)	2,678,757	244,380	(500,095)	(1,753,052)	(1,749,673)	(2,373,124)	5,798,063

11,023,516	10,157,415	8,470,468	2,563,098	2,310,525	8,318,571	5,608,986	12,021,912	24,096,200

$10,270,445	$8,857,919	$11,149,225	$2,807,478	$1,810,430	$6,565,519	$3,859,313	$9,648,788	$29,894,263

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	AMERICAN FUNDS INSURANCE SERIES (continued)
	BLUE CHIP INCOME AND GROWTH	BOND	CAPITAL INCOME BUILDER (a)*	GLOBAL BOND	GLOBAL GROWTH (a)*
Investment income:
Income dividends from investments in portfolio shares	$372,359	$181,301	$16,819	$56,509	$3,735
Expenses:
Mortality and expense administrative fees	—	—	—	—	—
Mortality and expense risk fees	894	445	—	238	33

Total Expenses	894	445	—	238	33

Net investment income (expense)	371,465	180,856	16,819	56,271	3,702

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	219,023	(66,245)	(2,320)	(198,639)	(15,484)
Net realized short-term capital gain distributions from investments in portfolio shares	398,082	—	—	1,242	154
Net realized long-term capital gain distributions from investments in portfolio shares	1,021,264	10,674	963	9,161	2,424

Net realized gain (loss) on investments in portfolio shares	1,638,369	(55,571)	(1,357)	(188,236)	(12,906)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(3,880,007)	(164,876)	(84,450)	(116,283)	(98,767)

Net increase (decrease) in net assets from operations	$(1,870,173)	$(39,591)	$(68,988)	$(248,248)	$(107,971)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	AMERICAN FUNDS INSURANCE SERIES (continued)
	BLUE CHIP INCOME AND GROWTH	BOND	CAPITAL INCOME BUILDER (a)*	GLOBAL BOND	GLOBAL GROWTH (a)*
Changes from operations:
Net investment income (expense)	$371,465	$180,856	$16,819	$56,271	$3,702
Net realized gain (loss) on investments in portfolio shares	1,638,369	(55,571)	(1,357)	(188,236)	(12,906)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(3,880,007)	(164,876)	(84,450)	(116,283)	(98,767)

Net increase (decrease) in net assets from operations	(1,870,173)	(39,591)	(68,988)	(248,248)	(107,971)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	441,332	159,770	82,654	64,661	—
Contract Redemptions	(1,178,937)	(634,753)	(44,529)	(189,015)	(89,321)
Net Transfers	6,586,471	2,489,267	1,354,427	965,958	937,194

Net increase (decrease) in net assets from contract owners’ transactions	5,848,866	2,014,284	1,392,552	841,604	847,873

Net increase (decrease) in net assets	3,978,693	1,974,693	1,323,564	593,356	739,902

Net assets, beginning of period	15,301,462	6,441,794	—	2,077,914	—

Net assets, end of period	$19,280,155	$8,416,487	$1,323,564	$2,671,270	$739,902

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS INSURANCE SERIES (continued)
GLOBAL GROWTH AND INCOME (a)*	GLOBAL SMALL CAP (a)*	GROWTH	GROWTH- INCOME	HIGH INCOME BOND	INTERNATIONAL	INTERNATIONAL GROWTH AND INCOME (a)*	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH

$14,218	$135	$99,753	$329,849	$147,960	$388,274	$37,509	$47,050	$87,841
—	—	—	—	—	—	—	—	—
16	26	2,149	1,661	107	1,270	2	244	101

16	26	2,149	1,661	107	1,270	2	244	101

14,202	109	97,604	328,188	147,853	387,004	37,507	46,806	87,740

(22,061)	(3,047)	1,438,324	946,018	(572,469)	380,022	(7,235)	124,397	61,508
6,672	5,960	125,969	92,209	—	376,627	—	—	—
33,319	21,085	3,739,888	1,518,026	—	887,151	—	126,467	91,192

17,930	23,998	5,304,181	2,556,253	(572,469)	1,643,800	(7,235)	250,864	152,700

(139,591)	(216,587)	(6,120,050)	(3,698,039)	250,817	(5,669,976)	(179,424)	(524,193)	(467,941)

$(107,459)	$(192,480)	$(718,265)	$(813,598)	$(173,799)	$(3,639,172)	$(149,152)	$(226,523)	$(227,501)

AMERICAN FUNDS INSURANCE SERIES (continued)
GLOBAL GROWTH AND INCOME (a)*	GLOBAL SMALL CAP (a)*	GROWTH	GROWTH- INCOME	HIGH INCOME BOND	INTERNATIONAL	INTERNATIONAL GROWTH AND INCOME (a)*	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH

$14,202	$109	$97,604	$328,188	$147,853	$387,004	$37,507	$46,806	$87,740
17,930	23,998	5,304,181	2,556,253	(572,469)	1,643,800	(7,235)	250,864	152,700
(139,591)	(216,587)	(6,120,050)	(3,698,039)	250,817	(5,669,976)	(179,424)	(524,193)	(467,941)

(107,459)	(192,480)	(718,265)	(813,598)	(173,799)	(3,639,172)	(149,152)	(226,523)	(227,501)

6,842	19,579	1,961,263	1,004,466	4,266	1,115,157	559	746,285	37,562
(34,882)	(36,403)	(3,290,553)	(2,252,622)	(253,281)	(1,126,538)	(72,601)	(210,084)	(64,151)
1,083,760	1,532,983	5,493,930	4,338,650	(8,106,319)	3,185,559	2,313,398	799,367	(182,433)

1,055,720	1,516,159	4,164,640	3,090,494	(8,355,334)	3,174,178	2,241,356	1,335,568	(209,022)

948,261	1,323,679	3,446,375	2,276,896	(8,529,133)	(464,994)	2,092,204	1,109,045	(436,523)

—	—	32,775,679	22,122,465	10,743,517	22,966,109	—	3,285,262	3,048,238

$948,261	$1,323,679	$36,222,054	$24,399,361	$2,214,384	$22,501,115	$2,092,204	$4,394,307	$2,611,715

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	AMERICAN FUNDS INSURANCE SERIES (continued)
	MANAGED RSK GROWTH	MANAGED RISK GROWTH- INCOME	MANAGED RISK INTERNATIONAL	MORTGAGE	NEW WORLD
Investment income:
Income dividends from investments in portfolio shares	$1,139	$494	$699	$155,447	$177,534
Expenses:
Mortality and expense administrative fees	—	—	—	—	—
Mortality and expense risk fees	—	—	—	40	725

Total Expenses	—	—	—	40	725

Net investment income (expense)	1,139	494	699	155,407	176,809

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	286	18	6	(29,471)	686,574
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	16,630	2,055	200	—	620,604

Net realized gain (loss) on investments in portfolio shares	16,916	2,073	206	(29,471)	1,307,178

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(18,881)	(3,450)	(5,318)	(52,635)	(5,279,155)

Net increase (decrease) in net assets from operations	$(826)	$(883)	$(4,413)	$73,301	$(3,795,168)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	AMERICAN FUNDS INSURANCE SERIES (continued)
	MANAGED RSK GROWTH	MANAGED RISK GROWTH- INCOME	MANAGED RISK INTERNATIONAL	MORTGAGE	NEW WORLD
Changes from operations:
Net investment income (expense)	$1,139	$494	$699	$155,407	$176,809
Net realized gain (loss) on investments in portfolio shares	16,916	2,073	206	(29,471)	1,307,178
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(18,881)	(3,450)	(5,318)	(52,635)	(5,279,155)

Net increase (decrease) in net assets from operations	(826)	(883)	(4,413)	73,301	(3,795,168)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	—	—	—	28,545	541,519
Contract Redemptions	(1,889)	(259)	(347)	(184,606)	(989,174)
Net Transfers	—	—	—	6,068,210	13,573,593

Net increase (decrease) in net assets from contract owners’ transactions	(1,889)	(259)	(347)	5,912,149	13,125,938

Net increase (decrease) in net assets	(2,715)	(1,142)	(4,760)	5,985,450	9,330,770

Net assets, beginning of period	247,031	45,416	42,313	3,189,674	15,757,013

Net assets, end of period	$244,316	$44,274	$37,553	$9,175,124	$25,087,783

* See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS INSURANCE SERIES (continued)	AMUNDI PIONEER ASSET MANAGEMENT						BLACKROCK VARIABLE SERIES FUNDS
US GOV’T AAA RATED SECURITIES (a)*	BOND	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME	ADVANTAGE LARGE CAP CORE	ADVANTAGE LARGE CAP VALUE

$77,479	$508,687	$204,031	$7,449	$81,369	$5,231	$379,605	$59,130	$48,410
—	—	40	—	—	—	—	—	—
29	284	486	23	5	24	318	467	297

29	284	526	23	5	24	318	467	297

77,450	508,403	203,505	7,426	81,364	5,207	379,287	58,663	48,113

(8,471)	(37,834)	(18,717)	(152,887)	(79,818)	(19,813)	(82,775)	(291,774)	(83,124)
—	20,725	—	24,019	—	—	22,427	349,787	108,980
—	22,453	1,698,760	122,348	—	95,545	62,743	233,554	179,605

(8,471)	5,344	1,680,043	(6,520)	(79,818)	75,732	2,395	291,567	205,461

23,296	(655,694)	(2,678,321)	(89,871)	(64,493)	(356,832)	(642,530)	(734,029)	(491,097)

$92,275	$(141,947)	$(794,773)	$(88,965)	$(62,947)	$(275,893)	$(260,848)	$(383,799)	$(237,523)

AMERICAN FUNDS INSURANCE SERIES (continued)	AMUNDI PIONEER ASSET MANAGEMENT						BLACKROCK VARIABLE SERIES FUNDS
US GOV’T AAA RATED SECURITIES (a)*	BOND	EQUITY INCOME	FUND	HIGH YIELD	MID CAP VALUE	STRATEGIC INCOME	ADVANTAGE LARGE CAP CORE	ADVANTAGE LARGE CAP VALUE

$77,450	$508,403	$203,505	$7,426	$81,364	$5,207	$379,287	$58,663	$48,113
(8,471)	5,344	1,680,043	(6,520)	(79,818)	75,732	2,395	291,567	205,461
23,296	(655,694)	(2,678,321)	(89,871)	(64,493)	(356,832)	(642,530)	(734,029)	(491,097)

92,275	(141,947)	(794,773)	(88,965)	(62,947)	(275,893)	(260,848)	(383,799)	(237,523)

11,514	240,837	222,292	15,919	16,752	29,654	348,494	169,354	104,784
(96,543)	(1,754,619)	(544,303)	(62,274)	(287,065)	(62,659)	(666,800)	(553,846)	(146,322)
5,727,367	6,167,083	(1,780,385)	205,786	(1,519,143)	113,736	(588,292)	3,329,705	827,978

5,642,338	4,653,301	(2,102,396)	159,431	(1,789,456)	80,731	(906,598)	2,945,213	786,440

5,734,613	4,511,354	(2,897,169)	70,466	(1,852,403)	(195,162)	(1,167,446)	2,561,414	548,917

—	14,631,380	11,467,866	1,028,691	2,882,608	1,286,239	13,740,177	1,442,527	1,874,144

$5,734,613	$19,142,734	$8,570,697	$1,099,157	$1,030,205	$1,091,077	$12,572,731	$4,003,941	$2,423,061

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	BLACKROCK VARIABLE SERIES FUNDS (continued)
	CAPITAL APPRECIATION	EQUITY DIVIDEND	GLOBAL ALLOCATION	HIGH YIELD	iSHARES ALTERNATIVE STRATEGIES (c)*
Investment income:
Income dividends from investments in portfolio shares	$—	$146,743	$162,465	$1,030,603	$—
Expenses:
Mortality and expense administrative fees	—	—	—	—	—
Mortality and expense risk fees	—	116	319	317	62

Total Expenses	—	116	319	317	62

Net investment income (expense)	—	146,627	162,146	1,030,286	(62)

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	5	250,963	(25,450)	(1,430,424)	95,272
Net realized short-term capital gain distributions from investments in portfolio shares	516	77,266	8,440	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	9,849	570,826	808,589	—	—

Net realized gain (loss) on investments in portfolio shares	10,370	899,055	791,579	(1,430,424)	95,272

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(9,694)	(1,787,083)	(2,354,057)	(147,032)	(59,673)

Net increase (decrease) in net assets from operations	$676	$(741,401)	$(1,400,332)	$(547,170)	$35,537

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	BLACKROCK VARIABLE SERIES FUNDS (continued)
	CAPITAL APPRECIATION	EQUITY DIVIDEND	GLOBAL ALLOCATION	HIGH YIELD	iSHARES ALTERNATIVE STRATEGIES (c)*
Changes from operations:
Net investment income (expense)	$—	$146,627	$162,146	$1,030,286	$(62)
Net realized gain (loss) on investments in portfolio shares	10,370	899,055	791,579	(1,430,424)	95,272
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(9,694)	(1,787,083)	(2,354,057)	(147,032)	(59,673)

Net increase (decrease) in net assets from operations	676	(741,401)	(1,400,332)	(547,170)	35,537

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	—	53,676	731,224	513,604	57,548
Contract Redemptions	(48)	(493,640)	(2,331,888)	(1,154,008)	(189,257)
Net Transfers	—	1,915,405	821,026	(9,366,832)	(2,817,312)

Net increase (decrease) in net assets from contract owners’ transactions	(48)	1,475,441	(779,638)	(10,007,236)	(2,949,021)

Net increase (decrease) in net assets	628	734,040	(2,179,970)	(10,554,406)	(2,913,484)

Net assets, beginning of period	31,580	7,260,730	19,685,405	21,451,037	2,913,484

Net assets, end of period	$32,208	$7,994,770	$17,505,435	$10,896,631	$—

* See Footnote 6 for details

The accompanying notes are an integral part of these financial statements.

BLACKROCK VARIABLE SERIES FUNDS (continued)				CALVERT VARIABLE INSURANCE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST
iSHARES DYNAMIC FIXED INCOME (b)*	LARGE CAP FOCUS GROWTH	TOTAL RETURN	U.S. GOVERNMENT BOND	SRI BALANCED	AQR MANAGED FUTURES STRATEGY	SELECT LARGE-CAP VALUE	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY

$—	$—	$283,009	$34,450	$25,362	$—	$—	$—	$—
—	—	—	—	—	—	—	—	17
—	197	492	14	—	83	830	37	932

—	197	492	14	—	83	830	37	949

—	(197)	282,517	34,436	25,362	(83)	(830)	(37)	(949)

(21,516)	(389,229)	(205,626)	(51,242)	25,958	(1,169,473)	506,768	146,423	64,536
—	24,685	—	—	44,602	—	—	—	363,832
—	643,713	—	—	86,644	—	—	—	1,344,562

(21,516)	279,169	(205,626)	(51,242)	157,204	(1,169,473)	506,768	146,423	1,772,930

6,778	(654,855)	(154,743)	25,743	(230,108)	369,755	(2,002,402)	(548,447)	(3,347,025)

$(14,738)	$(375,883)	$(77,852)	$8,937	$(47,542)	$(799,801)	$(1,496,464)	$(402,061)	$(1,575,044)

BLACKROCK VARIABLE SERIES FUNDS (continued)				CALVERT VARIABLE INSURANCE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST
iSHARES DYNAMIC FIXED INCOME (b)*	LARGE CAP FOCUS GROWTH	TOTAL RETURN	U.S. GOVERNMENT BOND	SRI BALANCED	AQR MANAGED FUTURES STRATEGY	SELECT LARGE-CAP VALUE	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY

$—	$(197)	$282,517	$34,436	$25,362	$(83)	$(830)	$(37)	$(949)
(21,516)	279,169	(205,626)	(51,242)	157,204	(1,169,473)	506,768	146,423	1,772,930
6,778	(654,855)	(154,743)	25,743	(230,108)	369,755	(2,002,402)	(548,447)	(3,347,025)

(14,738)	(375,883)	(77,852)	8,937	(47,542)	(799,801)	(1,496,464)	(402,061)	(1,575,044)

800	298,504	556,734	10,957	27,501	294,594	359,358	64,676	452,800
(6,073)	(549,333)	(789,419)	(82,702)	(15,892)	(211,422)	(870,001)	(185,310)	(1,938,591)
(858,754)	1,789,034	1,169,058	1,668,397	34,168	(4,262,316)	4,203,025	(218,048)	(1,992,356)

(864,027)	1,538,205	936,373	1,596,652	45,777	(4,179,144)	3,692,382	(338,682)	(3,478,147)

(878,765)	1,162,322	858,521	1,605,589	(1,765)	(4,978,945)	2,195,918	(740,743)	(5,053,191)

878,765	3,924,694	12,975,005	1,183,534	1,304,042	12,384,548	8,231,974	2,638,239	14,788,222

$—	$5,087,016	$13,833,526	$2,789,123	$1,302,277	$7,405,603	$10,427,892	$1,897,496	$9,735,031

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	COLUMBIA FUNDS VARIABLE SERIES TRUST (continued)	CREDIT SUISSE TRUST	DFA INVESTMENT DIMENSIONS
	STRATEGIC INCOME	COMMODITY RETURN STRATEGY	VA EQUITY ALLOCATION	VA GLOGAL BOND	VA GLOBAL MODERATE ALLOCATION
Investment income:
Income dividends from investments in portfolio shares	$89,375	$45,155	$190,398	$5,346,136	$1,152,496
Expenses:
Mortality and expense administrative fees	—	—	—	—	—
Mortality and expense risk fees	68	71	24,047	216,552	180,573

Total Expenses	68	71	24,047	216,552	180,573

Net investment income (expense)	89,307	45,084	166,351	5,129,584	971,923

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(67,088)	(94,879)	16,336	(232,430)	926,843
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	256	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	56,634	—	163,979

Net realized gain (loss) on investments in portfolio shares	(67,088)	(94,879)	73,226	(232,430)	1,090,822

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(44,822)	(160,492)	(1,554,001)	(3,070,273)	(6,208,209)

Net increase (decrease) in net assets from operations	$(22,603)	$(210,287)	$(1,314,424)	$1,826,881	$(4,145,464)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	COLUMBIA FUNDS VARIABLE SERIES TRUST (continued)	CREDIT SUISSE TRUST	DFA INVESTMENT DIMENSIONS
	STRATEGIC INCOME	COMMODITY RETURN STRATEGY	VA EQUITY ALLOCATION	VA GLOGAL BOND	VA GLOBAL MODERATE ALLOCATION
Changes from operations:
Net investment income (expense)	$89,307	$45,084	$166,351	$5,129,584	$971,923
Net realized gain (loss) on investments in portfolio shares	(67,088)	(94,879)	73,226	(232,430)	1,090,822
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(44,822)	(160,492)	(1,554,001)	(3,070,273)	(6,208,209)

Net increase (decrease) in net assets from operations	(22,603)	(210,287)	(1,314,424)	1,826,881	(4,145,464)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	42,774	7,390	395,969	3,294,436	1,749,392
Contract Redemptions	(1,189,736)	(303,231)	(319,683)	(5,488,820)	(2,617,685)
Net Transfers	850,882	309,636	10,554,152	22,819,186	12,142,973

Net increase (decrease) in net assets from contract owners’ transactions	(296,080)	13,795	10,630,438	20,624,802	11,274,680

Net increase (decrease) in net assets	(318,683)	(196,492)	9,316,014	22,451,683	7,129,216

Net assets, beginning of period	2,464,605	1,681,406	959,516	95,106,088	43,300,942

Net assets, end of period	$2,145,922	$1,484,914	$10,275,530	$117,557,771	$50,430,158

The accompanying notes are an integral part of these financial statements.

DFA INVESTMENT DIMENSIONS (continued)					DELAWARE VIP TRUST	DREYFUS INVESTMENT PORTFOLIOS
VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT-TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE	SMALL CAP VALUE	SMALL CAP STOCK INDEX	DRYFUS STOCK INDEX	DREYFUS SUSTAINABLE U.S. EQUITY

$1,061,442	$2,750,752	$1,228,650	$3,127,258	$805,469	$41,044	$260,572	$760,037	$16,345
—	—	—	—	—	—	—	172	3
142,965	232,566	149,059	331,939	189,935	536	449	72,971	31

142,965	232,566	149,059	331,939	189,935	536	449	73,143	34

918,477	2,518,186	1,079,591	2,795,319	615,534	40,508	260,123	686,894	16,311

1,243,396	661,324	8,531	2,359,565	601,290	(39,731)	1,482,926	4,337,794	(3,762)
160,107	—	—	—	1,101,525	7,031	338,264	65,468	22,255
2,616,745	284,638	—	3,077,354	3,587,741	483,863	1,404,338	975,381	150,629

4,020,248	945,962	8,531	5,436,919	5,290,556	451,163	3,225,528	5,378,643	169,122

(18,163,454)	(21,602,081)	(72,455)	(26,121,024)	(19,077,577)	(1,811,945)	(7,221,904)	(8,540,541)	(224,574)

$(13,224,729)	$(18,137,933)	$1,015,667	$(17,888,786)	$(13,171,487)	$(1,320,274)	$(3,736,253)	$(2,475,004)	$(39,141)

DFA INVESTMENT DIMENSIONS (continued)					DELAWARE VIP TRUST	DREYFUS INVESTMENT PORTFOLIOS
VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT-TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE	SMALL CAP VALUE	SMALL CAP STOCK INDEX	DRYFUS STOCK INDEX	DREYFUS SUSTAINABLE U.S. EQUITY

$918,477	$2,518,186	$1,079,591	$2,795,319	$615,534	$40,508	$260,123	$686,894	$16,311
4,020,248	945,962	8,531	5,436,919	5,290,556	451,163	3,225,528	5,378,643	169,122
(18,163,454)	(21,602,081)	(72,455)	(26,121,024)	(19,077,577)	(1,811,945)	(7,221,904)	(8,540,541)	(224,574)

(13,224,729)	(18,137,933)	1,015,667	(17,888,786)	(13,171,487)	(1,320,274)	(3,736,253)	(2,475,004)	(39,141)

1,568,234	2,397,803	7,483,421	3,879,165	2,103,707	107,499	688,090	488,318	1
(2,551,883)	(3,808,660)	(4,861,529)	(8,829,346)	(3,436,175)	(135,776)	(1,744,930)	(1,829,464)	(42,606)
11,544,783	25,258,689	36,811,047	30,042,205	12,156,469	1,009,161	5,558,757	(4,317,908)	14,248

10,561,134	23,847,832	39,432,939	25,092,024	10,824,001	980,884	4,501,917	(5,659,054)	(28,357)

(2,663,595)	5,709,899	40,448,606	7,203,238	(2,347,486)	(339,390)	765,664	(8,134,058)	(67,498)

57,733,133	85,259,314	44,862,841	118,168,146	71,203,302	6,743,509	31,482,292	50,061,615	959,620

$55,069,538	$90,969,213	$85,311,447	$125,371,384	$68,855,816	$6,404,119	$32,247,956	$41,927,557	$892,122

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST	FEDERATED INSURANCE SERIES
	INTERNATIONAL VALUE	FLOATING-RATE INCOME	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Investment income:
Income dividends from investments in portfolio shares	$100,824	$3,465,904	$867,458	$—	$271,277
Expenses:
Mortality and expense administrative fees	55	—	—	—	—
Mortality and expense risk fees	482	1,376	252	426	58

Total Expenses	537	1,376	252	426	58

Net investment income (expense)	100,287	3,464,528	867,206	(426)	271,219

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	16,486	(134,798)	(303,440)	230,342	90,681
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	361,736	—

Net realized gain (loss) on investments in portfolio shares	16,486	(134,798)	(303,440)	592,078	90,681

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,261,635)	(3,258,760)	(971,864)	(614,186)	(1,223,488)

Net increase (decrease) in net assets from operations	$(1,144,862)	$70,970	$(408,098)	$(22,534)	$(861,588)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST	FEDERATED INSURANCE SERIES
	INTERNATIONAL VALUE	FLOATING-RATE INCOME	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II
Changes from operations:
Net investment income (expense)	$100,287	$3,464,528	$867,206	$(426)	$271,219
Net realized gain (loss) on investments in portfolio shares	16,486	(134,798)	(303,440)	592,078	90,681
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,261,635)	(3,258,760)	(971,864)	(614,186)	(1,223,488)

Net increase (decrease) in net assets from operations	(1,144,862)	70,970	(408,098)	(22,534)	(861,588)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	204,826	1,361,913	134,380	120,976	53,818
Contract Redemptions	(383,859)	(5,935,383)	(866,104)	(203,533)	(606,292)
Net Transfers	661,676	14,482,855	(1,833,421)	1,661,606	1,240,696

Net increase (decrease) in net assets from contract owners’ transactions	482,643	9,909,385	(2,565,145)	1,579,049	688,222

Net increase (decrease) in net assets	(662,219)	9,980,355	(2,973,243)	1,556,515	(173,366)

Net assets, beginning of period	5,987,743	64,153,384	12,447,797	2,587,859	9,493,385

Net assets, end of period	$5,325,524	$74,133,739	$9,474,554	$4,144,374	$9,320,019

The accompanying notes are an integral part of these financial statements.

FIDELITY VARIABLE INSURANCE PRODUCTS
BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	DYNAMIC CAPITAL APPRECIATION	EQUITY- INCOME	FREEDOM INCOME	FUNDS MANAGER 20%	FUNDS MANAGER 50%	FUNDS MANAGER 60%

$203,697	$112,004	$17,631	$161	$59,285	$14,623	$301	$6,019	$9,626
—	—	—	—	—	—	—	—	—
1,102	534	163	—	—	40	—	—	—

1,102	534	163	—	—	40	—	—	—

202,595	111,470	17,468	161	59,285	14,583	301	6,019	9,626

532,824	230,490	(21,283)	—	354,571	(13,420)	(9)	9,315	(2)
175,383	85,222	31,618	827	—	1,280	110	5,305	9,525
550,497	2,245,588	206,630	3,923	175,471	6,691	643	35,647	90,438

1,258,704	2,561,300	216,965	4,750	530,042	(5,449)	744	50,267	99,961

(2,370,083)	(4,291,957)	(669,031)	(7,254)	(805,864)	(37,886)	(1,375)	(80,398)	(165,191)

$(908,784)	$(1,619,187)	$(434,598)	$(2,343)	$(216,537)	$(28,752)	$(330)	$(24,112)	$(55,604)

FIDELITY VARIABLE INSURANCE PRODUCTS
BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	DYNAMIC CAPITAL APPRECIATION	EQUITY- INCOME	FREEDOM INCOME	FUNDS MANAGER 20%	FUNDS MANAGER 50%	FUNDS MANAGER 60%

$202,595	$111,470	$17,468	$161	$59,285	$14,583	$301	$6,019	$9,626
1,258,704	2,561,300	216,965	4,750	530,042	(5,449)	744	50,267	99,961
(2,370,083)	(4,291,957)	(669,031)	(7,254)	(805,864)	(37,886)	(1,375)	(80,398)	(165,191)

(908,784)	(1,619,187)	(434,598)	(2,343)	(216,537)	(28,752)	(330)	(24,112)	(55,604)

499,265	574,601	59,626	—	52,305	(5)	—	23,472	—
(1,055,846)	(2,101,102)	(284,168)	—	(90,076)	(66,518)	(269)	(124,244)	(18,723)
2,618,982	(809,713)	816,434	—	(1,967,427)	308,266	—	(811)	—

2,062,401	(2,336,214)	591,892	—	(2,005,198)	241,743	(269)	(101,583)	(18,723)

1,153,617	(3,955,401)	157,294	(2,343)	(2,221,735)	212,991	(599)	(125,695)	(74,327)

13,564,329	26,103,541	2,446,810	45,331	4,699,103	746,605	18,058	558,830	873,937

$14,717,946	$22,148,140	$2,604,104	$42,988	$2,477,368	$959,596	$17,459	$433,135	$799,610

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	FUNDS MANAGER 70%	GROWTH	GROWTH & INCOME	GROWTH OPPORTUNITIES	HIGH INCOME
Investment income:
Income dividends from investments in portfolio shares	$12	$3,867	$15,068	$3,261	$701,181
Expenses:
Mortality and expense administrative fees	—	—	—	—	—
Mortality and expense risk fees	—	23	89	184	41

Total Expenses	—	23	89	184	41

Net investment income (expense)	12	3,844	14,979	3,077	701,140

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	512,527	(393,669)	717,125	(1,206,827)
Net realized short-term capital gain distributions from investments in portfolio shares	18	—	34,513	34,777	—
Net realized long-term capital gain distributions from investments in portfolio shares	105	1,337,084	411,613	188,771	—

Net realized gain (loss) on investments in portfolio shares	123	1,849,611	52,457	940,673	(1,206,827)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(241)	(2,037,279)	(793,181)	(1,080,114)	(51,613)

Net increase (decrease) in net assets from operations	$(106)	$(183,824)	$(725,745)	$(136,364)	$(557,300)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	FUNDS MANAGER 70%	GROWTH	GROWTH & INCOME	GROWTH OPPORTUNITIES	HIGH INCOME
Changes from operations:
Net investment income (expense)	$12	$3,844	$14,979	$3,077	$701,140
Net realized gain (loss) on investments in portfolio shares	123	1,849,611	52,457	940,673	(1,206,827)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(241)	(2,037,279)	(793,181)	(1,080,114)	(51,613)

Net increase (decrease) in net assets from operations	(106)	(183,824)	(725,745)	(136,364)	(557,300)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	—	222,619	111,263	211,947	134,713
Contract Redemptions	—	(1,762,189)	(760,701)	(302,192)	(635,028)
Net Transfers	—	(2,118,299)	900,461	4,527,049	(2,092,380)

Net increase (decrease) in net assets from contract owners’ transactions	—	(3,657,869)	251,023	4,436,804	(2,592,695)

Net increase (decrease) in net assets	(106)	(3,841,693)	(474,722)	4,300,440	(3,149,995)

Net assets, beginning of period	1,385	13,316,569	3,437,354	3,953,350	7,212,737

Net assets, end of period	$1,279	$9,474,876	$2,962,632	$8,253,790	$4,062,742

The accompanying notes are an integral part of these financial statements.

FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME	TARGET VOLATILITY	VALUE	VALUE STRATEGIES

$79,534	$544,243	$28,908	$93,584	$282,826	$1,042,483	$7,378	$25,771	$179
—	—	—	—	—	—	—	—	—
1,189	291	131	17	103	485	—	89	—

1,189	291	131	17	103	485	—	89	—

78,345	543,952	28,777	93,567	282,723	1,041,998	7,378	25,682	179

1,207,894	(336,306)	234,498	1,052,011	(1,292,490)	145,089	2,620	241,238	196
—	6,384	13,019	—	—	52,650	2,868	74,219	340
175,407	116,506	613,049	—	555,926	—	11,937	115,400	780

1,383,301	(213,416)	860,566	1,052,011	(736,564)	197,739	17,425	430,857	1,316

(3,542,964)	(486,505)	(2,023,965)	(2,307,894)	(413,070)	(2,070,742)	(52,407)	(867,374)	(6,155)

$(2,081,318)	$(155,969)	$(1,134,622)	$(1,162,316)	$(866,911)	$(831,005)	$(27,604)	$(410,835)	$(4,660)

FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME	TARGET VOLATILITY	VALUE	VALUE STRATEGIES

$78,345	$543,952	$28,777	$93,567	$282,723	$1,041,998	$7,378	$25,682	$179
1,383,301	(213,416)	860,566	1,052,011	(736,564)	197,739	17,425	430,857	1,316
(3,542,964)	(486,505)	(2,023,965)	(2,307,894)	(413,070)	(2,070,742)	(52,407)	(867,374)	(6,155)

(2,081,318)	(155,969)	(1,134,622)	(1,162,316)	(866,911)	(831,005)	(27,604)	(410,835)	(4,660)

827,269	915,971	265,488	567,645	118,414	577,006	—	273,288	—
(1,149,488)	(2,029,816)	(672,153)	(4,660,471)	(483,778)	(3,296,693)	(43,928)	(330,684)	(84)
5,549,602	2,065,329	532,680	488,192	487,253	(828,731)	(15,100)	(739,266)	(8,419)

5,227,383	951,484	126,015	(3,604,634)	121,889	(3,548,418)	(59,028)	(796,662)	(8,503)

3,146,065	795,515	(1,008,607)	(4,766,950)	(745,022)	(4,379,423)	(86,632)	(1,207,497)	(13,163)

11,143,880	24,352,481	6,951,476	11,064,727	10,724,671	32,832,841	526,449	3,690,815	34,340

$14,289,945	$25,147,996	$5,942,869	$6,297,777	$9,979,649	$28,453,418	$439,817	$2,483,318	$21,177

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	FIRST EAGLE VARIABLE FUNDS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
	OVERSEAS	GLOBAL REAL ESTATE	INCOME	MUTUAL SHARES	RISING DIVIDENDS
Investment income:
Income dividends from investments in portfolio shares	$1,082,368	$103,188	$987,519	$104,197	$66,670
Expenses:
Mortality and expense administrative fees	—	—	—	—	—
Mortality and expense risk fees	772	8	296	156	17

Total Expenses	772	8	296	156	17

Net investment income (expense)	1,081,596	103,180	987,223	104,041	66,653

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(373,991)	(819)	434,972	12,906	266,791
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	17,207
Net realized long-term capital gain distributions from investments in portfolio shares	2,575,785	—	—	162,247	305,706

Net realized gain (loss) on investments in portfolio shares	2,201,794	(819)	434,972	175,153	589,704

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(8,677,687)	(343,411)	(2,320,169)	(655,008)	(1,013,759)

Net increase (decrease) in net assets from operations	$(5,394,297)	$(241,050)	$(897,974)	$(375,814)	$(357,402)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	FIRST EAGLE VARIABLE FUNDS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
	OVERSEAS	GLOBAL REAL ESTATE	INCOME	MUTUAL SHARES	RISING DIVIDENDS
Changes from operations:
Net investment income (expense)	$1,081,596	$103,180	$987,223	$104,041	$66,653
Net realized gain (loss) on investments in portfolio shares	2,201,794	(819)	434,972	175,153	589,704
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(8,677,687)	(343,411)	(2,320,169)	(655,008)	(1,013,759)

Net increase (decrease) in net assets from operations	(5,394,297)	(241,050)	(897,974)	(375,814)	(357,402)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	744,369	49,586	434,453	55,764	159,728
Contract Redemptions	(2,441,602)	(524,613)	(2,045,326)	(277,853)	(582,615)
Net Transfers	4,689,574	7,196	1,628,490	(326,115)	1,796,455

Net increase (decrease) in net assets from contract owners’ transactions	2,992,341	(467,831)	17,617	(548,204)	1,373,568

Net increase (decrease) in net assets	(2,401,956)	(708,881)	(880,357)	(924,018)	1,016,166

Net assets, beginning of period	46,946,207	4,001,702	20,089,751	4,596,151	4,772,240

Net assets, end of period	$44,544,251	$3,292,821	$19,209,394	$3,672,133	$5,788,406

* See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)			GOLDMAN SACHS VARIABLE INSURANCE TRUST			GUGGENHEIM VARIABLE INSURANCE FUNDS
STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	GLOBAL TRENDS ALLOCATION	MULTI- STRATEGY ALTERNATIVES	STRATEGIC INCOME (d)*	GLOBAL MANAGED FUTURES STRATEGY	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES

$384,014	$—	$125,502	$1,038	$51,996	$1,111	$—	$—	$—
—	—	—	—	—	—	—	—	—
5	438	8	—	22	—	1	52	8

5	438	8	—	22	—	1	52	8

384,009	(438)	125,494	1,038	51,974	1,111	(1)	(52)	(8)

(285,729)	(1,240,453)	(242,999)	1	(178,126)	(57,556)	(47,707)	51,114	(461)
—	—	—	1,629	—	—	—	400,029	—
—	—	—	732	—	—	—	37,274	—

(285,729)	(1,240,453)	(242,999)	2,362	(178,126)	(57,556)	(47,707)	488,417	(461)

(402,194)	1,814,264	113,678	(10,140)	(216,001)	66,220	(270,346)	(921,888)	(146,460)

$(303,914)	$573,373	$(3,827)	$(6,740)	$(342,153)	$9,775	$(318,054)	$(433,523)	$(146,929)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)			GOLDMAN SACHS VARIABLE INSURANCE TRUST			GUGGENHEIM VARIABLE INSURANCE FUNDS
STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	GLOBAL TRENDS ALLOCATION	MULTI- STRATEGY ALTERNATIVES	STRATEGIC INCOME (d)*	GLOBAL MANAGED FUTURES STRATEGY	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES

$384,009	$(438)	$125,494	$1,038	$51,974	$1,111	$(1)	$(52)	$(8)
(285,729)	(1,240,453)	(242,999)	2,362	(178,126)	(57,556)	(47,707)	488,417	(461)
(402,194)	1,814,264	113,678	(10,140)	(216,001)	66,220	(270,346)	(921,888)	(146,460)

(303,914)	573,373	(3,827)	(6,740)	(342,153)	9,775	(318,054)	(433,523)	(146,929)

191,477	430,715	112,701	—	406,548	—	(36)	100,335	19,950
(958,171)	(2,541,682)	(468,896)	(27)	(308,923)	(3,426)	(168,208)	(174,163)	(177,306)
(1,160,983)	4,682,357	1,016,451	—	(2,368,264)	(2,160,117)	562,198	(53,637)	(588,562)

(1,927,677)	2,571,390	660,256	(27)	(2,270,639)	(2,163,543)	393,954	(127,465)	(745,918)

(2,231,591)	3,144,763	656,429	(6,767)	(2,612,792)	(2,153,768)	75,900	(560,988)	(892,847)

14,918,977	40,501,090	4,954,004	155,522	4,812,273	2,153,768	2,851,247	2,992,104	3,192,599

$12,687,386	$43,645,853	$5,610,433	$148,755	$2,199,481	$—	$2,927,147	$2,431,116	$2,299,752

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS
Investment income:
Income dividends from investments in portfolio shares	$8,232	$5,707	$—	$136,111	$21,043
Expenses:
Mortality and expense administrative fees	—	—	9	—	—
Mortality and expense risk fees	5	14	379	71	—

Total Expenses	5	14	388	71	—

Net investment income (expense)	8,227	5,693	(388)	136,040	21,043

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(60,334)	(197,857)	(58,870)	(303,520)	(405,345)
Net realized short-term capital gain distributions from investments in portfolio shares	—	21,379	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	420	—	10,650	—	106,161

Net realized gain (loss) on investments in portfolio shares	(59,914)	(176,478)	(48,220)	(303,520)	(299,184)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(94,949)	(152,327)	(518,316)	(323,687)	(524,917)

Net increase (decrease) in net assets from operations	$(146,636)	$(323,112)	$(566,924)	$(491,167)	$(803,058)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS
Changes from operations:
Net investment income (expense)	$8,227	$5,693	$(388)	$136,040	$21,043
Net realized gain (loss) on investments in portfolio shares	(59,914)	(176,478)	(48,220)	(303,520)	(299,184)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(94,949)	(152,327)	(518,316)	(323,687)	(524,917)

Net increase (decrease) in net assets from operations	(146,636)	(323,112)	(566,924)	(491,167)	(803,058)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	21,847	48,753	23,405	24,482	72,683
Contract Redemptions	(229,529)	(232,664)	(186,832)	(256,278)	(276,868)
Net Transfers	(1,186,323)	(4,086,583)	(1,864,244)	5,281	1,629,797

Net increase (decrease) in net assets from contract owners’ transactions	(1,394,005)	(4,270,494)	(2,027,671)	(226,515)	1,425,612

Net increase (decrease) in net assets	(1,540,641)	(4,593,606)	(2,594,595)	(717,682)	622,554

Net assets, beginning of period	3,785,245	5,320,239	5,518,086	1,913,466	4,591,925

Net assets, end of period	$2,244,604	$726,633	$2,923,491	$1,195,784	$5,214,479

The accompanying notes are an integral part of these financial statements.

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX HIGH YIELD STRATEGY
$5,656	$—	$28,193	$5,742	$2,158	$7,728	$65,417	$—	$68,531
33	15	—	—	—	—	—	1	—
356	157	16	1	—	7	8	104	9

389	172	16	1	—	7	8	105	9

5,267	(172)	28,177	5,741	2,158	7,721	65,409	(105)	68,522

(715,780)	(367,610)	97,085	(174,792)	(211,484)	(34,997)	(104,462)	(372,590)	(48,712)
651,192	30,208	—	—	—	—	7,383	—	—
—	9,334	—	—	—	—	4,269	68,202	—

(64,588)	(328,068)	97,085	(174,792)	(211,484)	(34,997)	(92,810)	(304,388)	(48,712)

(669,627)	63,900	(781,788)	(23,522)	(19,630)	(114,417)	77,477	(192,682)	(4,347)

$(728,948)	$(264,340)	$(656,526)	$(192,573)	$(228,956)	$(141,693)	$50,076	$(497,175)	$15,463

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX HIGH YIELD STRATEGY

$5,267	$(172)	$28,177	$5,741	$2,158	$7,721	$65,409	$(105)	$68,522
(64,588)	(328,068)	97,085	(174,792)	(211,484)	(34,997)	(92,810)	(304,388)	(48,712)
(669,627)	63,900	(781,788)	(23,522)	(19,630)	(114,417)	77,477	(192,682)	(4,347)

(728,948)	(264,340)	(656,526)	(192,573)	(228,956)	(141,693)	50,076	(497,175)	15,463

164,824	60,895	36,565	(332)	(67)	5,786	41,222	127,399	551
(414,481)	(164,778)	(386,083)	(49,257)	(107,334)	(146,905)	(452,161)	(1,532,210)	(271,077)
(5,242,549)	(1,828,956)	410,002	(49,338)	(292,078)	(5,009,207)	2,234,171	871,085	192,219

(5,492,206)	(1,932,839)	60,484	(98,927)	(399,479)	(5,150,326)	1,823,232	(533,726)	(78,307)

(6,221,154)	(2,197,179)	(596,042)	(291,500)	(628,435)	(5,292,019)	1,873,308	(1,030,901)	(62,844)

8,600,963	2,956,496	2,304,983	458,553	905,684	6,279,675	2,150,653	3,062,417	788,171

$2,379,809	$759,317	$1,708,941	$167,053	$277,249	$987,656	$4,023,961	$2,031,516	$725,327

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—
Expenses:
Mortality and expense administrative fees	63	—	—	1	—
Mortality and expense risk fees	580	13	—	16	9

Total Expenses	643	13	—	17	9

Net investment income (expense)	(643)	(13)	—	(17)	(9)

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(408,071)	857,270	149,446	(47,221)	27,444
Net realized short-term capital gain distributions from investments in portfolio shares	48,746	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—

Net realized gain (loss) on investments in portfolio shares	(359,325)	857,270	149,446	(47,221)	27,444

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(93,080)	(19,342)	(69,615)	(4,934)	31,212

Net increase (decrease) in net assets from operations	$(453,048)	$837,915	$79,831	$(52,172)	$58,647

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ-100® STRATEGY
Changes from operations:
Net investment income (expense)	$(643)	$(13)	$—	$(17)	$(9)
Net realized gain (loss) on investments in portfolio shares	(359,325)	857,270	149,446	(47,221)	27,444
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(93,080)	(19,342)	(69,615)	(4,934)	31,212

Net increase (decrease) in net assets from operations	(453,048)	837,915	79,831	(52,172)	58,647

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	48,380	27,782	24,636	37,733	30,482
Contract Redemptions	(235,324)	(18,376)	(229,122)	(3,828)	(9,161)
Net Transfers	598,842	(599,874)	(68,283)	319,649	4,078,352

Net increase (decrease) in net assets from contract owners’ transactions	411,898	(590,468)	(272,769)	353,554	4,099,673

Net increase (decrease) in net assets	(41,150)	247,447	(192,938)	301,382	4,158,320

Net assets, beginning of period	1,332,861	97,194	2,304,424	17,648	62,593

Net assets, end of period	$1,291,711	$344,641	$2,111,486	$319,030	$4,220,913

The accompanying notes are an integral part of these financial statements.

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS
$—	$—	$—	$12,041	$186	$—	$—	$39,830	$161,380
1	—	—	—	3	21	250	—	—
32	26	17	3	46	328	2,711	56	21

33	26	17	3	49	349	2,961	56	21

(33)	(26)	(17)	12,038	137	(349)	(2,961)	39,774	161,359

17,733	8,400	(252,365)	(197,794)	(686,907)	(536,941)	(4,084,737)	(2,706,668)	(2,036,378)
—	—	52,506	102,230	17,808	680,824	4,110,566	1,464,624	—
—	—	65,130	—	—	—	—	—	—

17,733	8,400	(134,729)	(95,564)	(669,099)	143,883	25,829	(1,242,044)	(2,036,378)

93,169	(35,051)	(29,407)	(157,018)	1,890	(366,166)	(3,026,393)	(94,366)	(5,574)

$110,869	$(26,677)	$(164,153)	$(240,544)	$(667,072)	$(222,632)	$(3,003,525)	$(1,296,636)	$(1,880,593)

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS
$(33)	$(26)	$(17)	$12,038	$137	$(349)	$(2,961)	$39,774	$161,359
17,733	8,400	(134,729)	(95,564)	(669,099)	143,883	25,829	(1,242,044)	(2,036,378)
93,169	(35,051)	(29,407)	(157,018)	1,890	(366,166)	(3,026,393)	(94,366)	(5,574)

110,869	(26,677)	(164,153)	(240,544)	(667,072)	(222,632)	(3,003,525)	(1,296,636)	(1,880,593)

41,653	28,896	31,393	11,389	55,989	141,188	1,393,355	309,478	17,731
(327,225)	(556,091)	(36,651)	(147,896)	(147,202)	(1,379,764)	(2,293,730)	(1,505,382)	(213,309)
2,457,416	2,048,727	(2,351,761)	(3,771,332)	751,310	(4,754,884)	(89,416)	(8,580,777)	(6,645,997)

2,171,844	1,521,532	(2,357,019)	(3,907,839)	660,097	(5,993,460)	(989,791)	(9,776,681)	(6,841,575)

2,282,713	1,494,855	(2,521,172)	(4,148,383)	(6,975)	(6,216,092)	(3,993,316)	(11,073,317)	(8,722,168)

126,099	341,477	2,648,432	4,385,327	321,419	13,547,548	24,291,694	24,730,041	11,290,627

$2,408,812	$1,836,332	$127,260	$236,944	$314,444	$7,331,456	$20,298,378	$13,656,724	$2,568,459

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$25,271	$700	$—	$—	$3,707
Expenses:
Mortality and expense administrative fees	—	2	—	—	33
Mortality and expense risk fees	79	32	—	46	352

Total Expenses	79	34	—	46	385

Net investment income (expense)	25,192	666	—	(46)	3,322

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(170,483)	471,444	(57,815)	(205,309)	(2,406,755)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	38,614	147,628	466,359
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—

Net realized gain (loss) on investments in portfolio shares	(170,483)	471,444	(19,201)	(57,681)	(1,940,396)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(268,185)	(487,415)	7,164	(107,359)	(499,723)

Net increase (decrease) in net assets from operations	$(413,476)	$(15,305)	$(12,037)	$(165,086)	$(2,436,797)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY
Changes from operations:
Net investment income (expense)	$25,192	$666	$—	$(46)	$3,322
Net realized gain (loss) on investments in portfolio shares	(170,483)	471,444	(19,201)	(57,681)	(1,940,396)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(268,185)	(487,415)	7,164	(107,359)	(499,723)

Net increase (decrease) in net assets from operations	(413,476)	(15,305)	(12,037)	(165,086)	(2,436,797)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	16,415	15,447	7,700	8,991	102,405
Contract Redemptions	(205,195)	(848,050)	(43,504)	(115,511)	(409,181)
Net Transfers	3,743,766	(122,115)	(222,840)	(1,830,773)	4,365,036

Net increase (decrease) in net assets from contract owners’ transactions	3,554,986	(954,718)	(258,644)	(1,937,293)	4,058,260

Net increase (decrease) in net assets	3,141,510	(970,023)	(270,681)	(2,102,379)	1,621,463

Net assets, beginning of period	1,434,052	3,361,582	735,040	2,592,554	4,026,693

Net assets, end of period	$4,575,562	$2,391,559	$464,359	$490,175	$5,648,156

The accompanying notes are an integral part of these financial statements.

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS

$—	$23,469	$—	$—	$—	$—	$—	$—	$7,177
11	1	8	—	25	—	—	14	—
127	119	104	15	245	38	—	135	1

138	120	112	15	270	38	—	149	1

(138)	23,349	(112)	(15)	(270)	(38)	—	(149)	7,176

(931,202)	(257,089)	(440,969)	(429,341)	(319,403)	120,712	134,707	(17,556)	(79,373)
303,421	102,326	262,335	64,396	—	—	—	216,230	—
248,385	164,557	61,888	252,111	138,990	—	—	—	20,082

(379,396)	9,794	(116,746)	(112,834)	(180,413)	120,712	134,707	198,674	(59,291)

(107,123)	(672,449)	(259,567)	(231,725)	(345,590)	(542,353)	(22,166)	(384,403)	(111,786)

$(486,657)	$(639,306)	$(376,425)	$(344,574)	$(526,273)	$(421,679)	$112,541	$(185,878)	$(163,901)

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS

$(138)	$23,349	$(112)	$(15)	$(270)	$(38)	$—	$(149)	$7,176
(379,396)	9,794	(116,746)	(112,834)	(180,413)	120,712	134,707	198,674	(59,291)
(107,123)	(672,449)	(259,567)	(231,725)	(345,590)	(542,353)	(22,166)	(384,403)	(111,786)

(486,657)	(639,306)	(376,425)	(344,574)	(526,273)	(421,679)	112,541	(185,878)	(163,901)

93,722	82,690	51,602	47	26,520	8,156	—	80,181	7,964
(613,340)	(514,781)	(82,061)	(249,636)	(1,005,885)	(223,659)	(106,408)	(1,103,189)	(55,565)
1,021,791	(2,295,298)	(170,560)	(2,574,957)	1,092,783	(2,300,358)	1,715,504	(1,589,689)	(671,896)

502,173	(2,727,389)	(201,019)	(2,824,546)	113,418	(2,515,861)	1,609,096	(2,612,697)	(719,497)

15,516	(3,366,695)	(577,444)	(3,169,120)	(412,855)	(2,937,540)	1,721,637	(2,798,575)	(883,398)

5,151,049	7,138,793	2,133,876	4,024,895	2,560,008	4,585,144	195,134	6,304,693	1,989,865

$5,166,565	$3,772,098	$1,556,432	$855,775	$2,147,153	$1,647,604	$1,916,771	$3,506,118	$1,106,467

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	VT FLOATING RATE STRATEGIES
Investment income:
Income dividends from investments in portfolio shares	$—	$11,258	$127,781	$—	$1,156,337
Expenses:
Mortality and expense administrative fees	—	—	1	—	—
Mortality and expense risk fees	33	1	18	—	788

Total Expenses	33	1	19	—	788

Net investment income (expense)	(33)	11,257	127,762	—	1,155,549

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(42,862)	—	(213,122)	(24,845)	(101,695)
Net realized short-term capital gain distributions from investments in portfolio shares	17,602	50	3,995	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	12,155	—	30,703	—	—

Net realized gain (loss) on investments in portfolio shares	(13,105)	50	(178,424)	(24,845)	(101,695)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(65,829)	—	(381,031)	(1,146)	(1,416,398)

Net increase (decrease) in net assets from operations	$(78,967)	$11,307	$(431,693)	$(25,991)	$(362,544)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	VT FLOATING RATE STRATEGIES
Changes from operations:
Net investment income (expense)	$(33)	$11,257	$127,762	$—	$1,155,549
Net realized gain (loss) on investments in portfolio shares	(13,105)	50	(178,424)	(24,845)	(101,695)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(65,829)	—	(381,031)	(1,146)	(1,416,398)

Net increase (decrease) in net assets from operations	(78,967)	11,307	(431,693)	(25,991)	(362,544)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	72,254	—	73,243	2,752	691,964
Contract Redemptions	(67,554)	(393,878)	(509,347)	(23,815)	(2,108,434)
Net Transfers	(2,754,434)	(21,810)	5,859,774	37,082	5,100,650

Net increase (decrease) in net assets from contract owners’ transactions	(2,749,734)	(415,688)	5,423,670	16,019	3,684,180

Net increase (decrease) in net assets	(2,828,701)	(404,381)	4,991,977	(9,972)	3,321,636

Net assets, beginning of period	3,178,588	2,157,119	4,425,264	132,223	28,672,656

Net assets, end of period	$349,887	$1,752,738	$9,417,241	$122,251	$31,994,292

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
VT HIGH YIELD	VT LARGE CAP VALUE	VT SMALL CAP VALUE	VT STYLEPLUS LARGE CORE (e)*	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT STYLEPLUS SMALL GROWTH	VT U.S. TOTAL RETURN BOND	VT WORLD EQUITY INCOME

$827,220	$471	$2,600	$—	$21,145	$25,827	$15	$1,817,023	$6,055
—	—	—	—	—	—	—	—	—
122	—	3	—	—	27	—	665	—

122	—	3	—	—	27	—	665	—

827,098	471	2,597	—	21,145	25,800	15	1,816,358	6,055

(569,814)	163	(4,857)	2,240	173,773	162,586	—	20,745	1,259
—	529	20,801	—	196,344	212,915	205	—	—
—	1,790	54,830	—	513	7,979	5	—	—

(569,814)	2,482	70,774	2,240	370,630	383,480	210	20,745	1,259

(685,590)	(6,202)	(165,237)	(2,108)	(448,075)	(500,238)	(367)	(1,446,556)	(24,119)

$(428,306)	$(3,249)	$(91,866)	$132	$(56,300)	$(90,958)	$(142)	$390,547	$(16,805)

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
VT HIGH YIELD	VT LARGE CAP VALUE	VT SMALL CAP VALUE	VT STYLEPLUS LARGE CORE (e)*	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT STYLEPLUS SMALL GROWTH	VT U.S. TOTAL RETURN BOND	VT WORLD EQUITY INCOME

$827,098	$471	$2,597	$—	$21,145	$25,800	$15	$1,816,358	$6,055
(569,814)	2,482	70,774	2,240	370,630	383,480	210	20,745	1,259
(685,590)	(6,202)	(165,237)	(2,108)	(448,075)	(500,238)	(367)	(1,446,556)	(24,119)

(428,306)	(3,249)	(91,866)	132	(56,300)	(90,958)	(142)	390,547	(16,805)

182,229	—	3,816	—	291	19,445	—	595,411	—
(2,013,894)	(1,011)	(91,512)	(50)	(78,927)	(221,099)	—	(2,402,686)	(3,937)
(4,680,581)	—	2,228	(7,092)	(134,668)	115,278	—	4,922,780	(5,000)

(6,512,246)	(1,011)	(85,468)	(7,142)	(213,304)	(86,376)	—	3,115,505	(8,937)

(6,940,552)	(4,260)	(177,334)	(7,010)	(269,604)	(177,334)	(142)	3,506,052	(25,742)

13,419,619	35,223	829,107	7,010	1,374,881	1,475,037	1,380	46,229,295	218,074

$6,479,067	$30,963	$651,773	$—	$1,105,277	$1,297,703	$1,238	$49,735,347	$192,332

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	INVESCO VARIABLE INSURANCE FUNDS
	BALANCED-RISK ALLOCATION	COMSTOCK	CORE EQUITY	CORE PLUS BOND	DIVERSIFIED DIVIDEND
Investment income:
Income dividends from investments in portfolio shares	$101,663	$52,227	$10,500	$165,237	$415,214
Expenses:
Mortality and expense administrative fees	—	—	—	—	—
Mortality and expense risk fees	242	68	—	125	281

Total Expenses	242	68	—	125	281

Net investment income (expense)	101,421	52,159	10,500	165,112	414,933

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(58,699)	142,723	89,723	(93,349)	(102,669)
Net realized short-term capital gain distributions from investments in portfolio shares	481,579	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	223,287	296,814	75,199	—	596,166

Net realized gain (loss) on investments in portfolio shares	646,167	439,537	164,922	(93,349)	493,497

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,183,864)	(1,015,786)	(271,221)	(196,819)	(2,253,760)

Net increase (decrease) in net assets from operations	$(436,276)	$(524,090)	$(95,799)	$(125,056)	$(1,345,330)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	INVESCO VARIABLE INSURANCE FUNDS)
	BALANCED-RISK ALLOCATION	COMSTOCK	CORE EQUITY	CORE PLUS BOND	DIVERSIFIED DIVIDEND
Changes from operations:
Net investment income (expense)	$101,421	$52,159	$10,500	$165,112	$414,933
Net realized gain (loss) on investments in portfolio shares	646,167	439,537	164,922	(93,349)	493,497
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,183,864)	(1,015,786)	(271,221)	(196,819)	(2,253,760)

Net increase (decrease) in net assets from operations	(436,276)	(524,090)	(95,799)	(125,056)	(1,345,330)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	226,430	10,265	4,641	81,313	306,600
Contract Redemptions	(174,252)	(124,870)	(107,289)	(230,471)	(1,262,406)
Net Transfers	4,336,800	1,484,804	(584,462)	(1,184,125)	(79,761)

Net increase (decrease) in net assets from contract owners’ transactions	4,388,978	1,370,199	(687,110)	(1,333,283)	(1,035,567)

Net increase (decrease) in net assets	3,952,702	846,109	(782,909)	(1,458,339)	(2,380,897)

Net assets, beginning of period	3,611,080	2,853,568	1,820,212	5,904,233	17,306,859

Net assets, end of period	$7,563,782	$3,699,677	$1,037,303	$4,445,894	$14,925,962

* See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

INVESCO VARIABLE INSURANCE FUNDS (continued)
EQUITY AND INCOME	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET	GOVERNMENT SECURITIES	GROWTH AND INCOME	HEALTH CARE (f)*	HIGH YIELD	INTERNATIONAL GROWTH	MID CAP CORE EQUITY

$301,007	$670,476	$5,890,353	$380,689	$75,324	$—	$1,217,993	$113,241	$3,698
—	107	80	—	—	2	1	—	—
160	929	18,078	16	14	30	11	42	42

160	1,036	18,158	16	14	32	12	42	42

300,847	669,440	5,872,195	380,673	75,310	(32)	1,217,981	113,199	3,656

242,726	(72,019)	—	(582,789)	(5,532)	(35,462)	(2,261,156)	529,109	80,401
—	—	—	—	9,857	2,114	—	—	—
591,778	209,671	—	—	333,450	197,742	—	38,350	473,775

834,504	137,652	—	(582,789)	337,775	164,394	(2,261,156)	567,459	554,176

(2,674,760)	(1,924,512)	—	138,130	(942,481)	(203,118)	(81,520)	(1,525,236)	(941,335)

$(1,539,409)	$(1,117,420)	$5,872,195	$(63,986)	$(529,396)	$(38,756)	$(1,124,695)	$(844,578)	$(383,503)

INVESCO VARIABLE INSURANCE FUNDS (continued)
EQUITY AND INCOME	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET	GOVERNMENT SECURITIES	GROWTH AND INCOME	HEALTH CARE (f)*	HIGH YIELD	INTERNATIONAL GROWTH	MID CAP CORE EQUITY

$300,847	$669,440	$5,872,195	$380,673	$75,310	$(32)	$1,217,981	$113,199	$3,656
834,504	137,652	—	(582,789)	337,775	164,394	(2,261,156)	567,459	554,176
(2,674,760)	(1,924,512)	—	138,130	(942,481)	(203,118)	(81,520)	(1,525,236)	(941,335)

(1,539,409)	(1,117,420)	5,872,195	(63,986)	(529,396)	(38,756)	(1,124,695)	(844,578)	(383,503)

197,350	277,569	962,492,816	266,586	168,691	72,832	27,720	331,994	70,547
(329,751)	(1,582,968)	(119,761,841)	(1,564,513)	(190,096)	(45,943)	(1,827,662)	(606,988)	(641,202)
4,011,497	3,695,763	(615,830,360)	(1,027,460)	(100,868)	510,798	(1,286,570)	(2,533,263)	193,246

3,879,096	2,390,364	226,900,615	(2,325,387)	(122,273)	537,687	(3,086,512)	(2,808,257)	(377,409)

2,339,687	1,272,944	232,772,810	(2,389,373)	(651,669)	498,931	(4,211,207)	(3,652,835)	(760,912)

9,480,286	14,825,174	325,665,072	9,273,897	3,790,856	1,158,911	7,464,701	8,558,346	3,940,521

$11,819,973	$16,098,118	$558,437,882	$6,884,524	$3,139,187	$1,657,842	$3,253,494	$4,905,511	$3,179,609

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	INVESCO VARIABLE INSURANCE FUNDS (continued)		IVY VARIABLE INSURANCE PORTFOLIOS
	TECHNOLOGY	VALUE OPPORTUNITIES	ASSET STRATEGY	BALANCED	CORPORATE BOND (g)*
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$99,574	$37,910	$47,225
Expenses:
Mortality and expense administrative fees	36	—	—	—	—
Mortality and expense risk fees	412	—	89	16	—

Total Expenses	448	—	89	16	—

Net investment income (expense)	(448)	—	99,485	37,894	47,225

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	310,053	(12)	969	188,168	(69,482)
Net realized short-term capital gain distributions from investments in portfolio shares	38,687	99	—	—	3,180
Net realized long-term capital gain distributions from investments in portfolio shares	153,862	1,248	218,578	37,341	—

Net realized gain (loss) on investments in portfolio shares	502,602	1,335	219,547	225,509	(66,302)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(629,241)	(3,876)	(595,712)	(324,662)	(20,787)

Net increase (decrease) in net assets from operations	$(127,087)	$(2,541)	$(276,680)	$(61,259)	$(39,864)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2018

	INVESCO VARIABLE INSURANCE FUNDS (continued)		IVY VARIABLE INSURANCE PORTFOLIOS
	TECHNOLOGY	VALUE OPPORTUNITIES	ASSET STRATEGY	BALANCED	CORPORATE BOND (g)*
Changes from operations:
Net investment income (expense)	$(448)	$—	$99,485	$37,894	$47,225
Net realized gain (loss) on investments in portfolio shares	502,602	1,335	219,547	225,509	(66,302)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(629,241)	(3,876)	(595,712)	(324,662)	(20,787)

Net increase (decrease) in net assets from operations	(127,087)	(2,541)	(276,680)	(61,259)	(39,864)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	225,781	—	18,585	4,918	4,926
Contract Redemptions	(1,190,628)	(193)	(238,848)	(247,479)	(31,297)
Net Transfers	1,087,717	—	434,543	(1,955,219)	(257,610)

Net increase (decrease) in net assets from contract owners’ transactions	122,870	(193)	214,280	(2,197,780)	(283,981)

Net increase (decrease) in net assets	(4,217)	(2,734)	(62,400)	(2,259,039)	(323,845)

Net assets, beginning of period	3,273,671	13,313	4,911,877	4,510,507	1,824,507

Net assets, end of period	$3,269,454	$10,579	$4,849,477	$2,251,468	$1,500,662

* See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

IVY VARIABLE INSURANCE PORTFOLIOS (continued)
ENERGY	GLOBAL BOND	GLOBAL EQUITY (h)*	GROWTH	HIGH INCOME	LIMITED TERM BOND	MID CAP GROWTH	NATURAL RESOURCES	SCIENCE AND TECHNOLOGY

$—	$33,921	$2,501	$5	$1,346,864	$60,358	$—	$3,861	$—
—	—	—	—	—	—	—	—	—
—	7	—	—	110	—	50	17	46

—	7	—	—	110	—	50	17	46

—	33,914	2,501	5	1,346,754	60,358	(50)	3,844	(46)

103,172	(19,329)	123	22	(978,858)	(28,377)	705,525	(10,392)	485,552
—	—	840	9	—	—	25,106	—	—
—	—	10,914	1,723	—	—	256,881	—	565,976

103,172	(19,329)	11,877	1,754	(978,858)	(28,377)	987,512	(10,392)	1,051,528

(869,411)	(19,726)	(32,316)	(1,413)	(720,256)	(6,681)	(1,205,807)	(290,301)	(1,289,115)

$(766,239)	$(5,141)	$(17,938)	$346	$(352,360)	$25,300	$(218,345)	$(296,849)	$(237,633)

IVY VARIABLE INSURANCE PORTFOLIOS (continued)
ENERGY	GLOBAL BOND	GLOBAL EQUITY (h)*	GROWTH	HIGH INCOME	LIMITED TERM BOND	MID CAP GROWTH	NATURAL RESOURCES	SCIENCE AND TECHNOLOGY

$—	$33,914	$2,501	$5	$1,346,754	$60,358	$(50)	$3,844	$(46)
103,172	(19,329)	11,877	1,754	(978,858)	(28,377)	987,512	(10,392)	1,051,528
(869,411)	(19,726)	(32,316)	(1,413)	(720,256)	(6,681)	(1,205,807)	(290,301)	(1,289,115)

(766,239)	(5,141)	(17,938)	346	(352,360)	25,300	(218,345)	(296,849)	(237,633)

77,271	57,159	—	—	290,939	41,072	188,265	16,381	97,202
(198,699)	(94,995)	(831)	(170)	(2,200,497)	(242,816)	(335,545)	(166,524)	(615,885)
179,643	(247,502)	(11,356)	—	2,795,730	751,390	991,692	(254,702)	(496,153)

58,215	(285,338)	(12,187)	(170)	886,172	549,646	844,412	(404,845)	(1,014,836)

(708,024)	(290,479)	(30,125)	176	533,812	574,946	626,067	(701,694)	(1,252,469)

2,139,397	1,830,457	164,654	14,674	13,037,268	3,434,287	5,759,095	1,606,258	4,770,502

$1,431,373	$1,539,978	$134,529	$14,850	$13,571,080	$4,009,233	$6,385,162	$904,564	$3,518,033

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	IVY VARIABLE INSURANCE PORTFOLIOS (continued)	JANUS HENDERSON VIT FUNDS – INSTITUTIONAL
	VALUE	BALANCED (i)*	ENTERPRISE	FORTY	GLOBAL RESEARCH
Investment income:
Income dividends from investments in portfolio shares	$21,613	$828,020	$92,407	$—	$33,171
Expenses:
Mortality and expense administrative fees	—	—	101	—	30
Mortality and expense risk fees	60	390	1,891	334	340

Total Expenses	60	390	1,992	334	370

Net investment income (expense)	21,553	827,630	90,415	(334)	32,801

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(65,569)	964,367	1,926,727	989,509	263,271
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	9,481	106,451	—
Net realized long-term capital gain distributions from investments in portfolio shares	34,746	996,794	1,764,333	1,143,701	—

Net realized gain (loss) on investments in portfolio shares	(30,823)	1,961,161	3,700,541	2,239,661	263,271

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(134,799)	(2,620,482)	(4,186,722)	(1,937,908)	(514,631)

Net increase (decrease) in net assets from operations	$(144,069)	$168,309	$(395,766)	$301,419	$(218,559)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	IVY VARIABLE INSURANCE PORTFOLIOS (continued)	JANUS HENDERSON VIT FUNDS – INSTITUTIONAL
	VALUE	BALANCED (i)*	ENTERPRISE	FORTY	GLOBAL RESEARCH
Changes from operations:
Net investment income (expense)	$21,553	$827,630	$90,415	$(334)	$32,801
Net realized gain (loss) on investments in portfolio shares	(30,823)	1,961,161	3,700,541	2,239,661	263,271
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(134,799)	(2,620,482)	(4,186,722)	(1,937,908)	(514,631)

Net increase (decrease) in net assets from operations	(144,069)	168,309	(395,766)	301,419	(218,559)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	65,386	1,156,560	1,330,268	351,686	22,547
Contract Redemptions	(62,424)	(2,430,272)	(2,560,230)	(373,351)	(213,654)
Net Transfers	533,002	5,274,169	3,877,248	(2,896,669)	286,347

Net increase (decrease) in net assets from contract owners’ transactions	535,964	4,000,457	2,647,286	(2,918,334)	95,240

Net increase (decrease) in net assets	391,895	4,168,766	2,251,520	(2,616,915)	(123,319)

Net assets, beginning of period	450,245	36,442,919	33,412,554	9,913,057	3,144,606

Net assets, end of period	$842,140	$40,611,685	$35,664,074	$7,296,142	$3,021,287

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

JANUS HENDERSON VIT FUNDS – INSTITUTIONAL (continued)			JANUS HENDERSON VIT FUNDS – SERVICE					JOHN HANCOCK VARIABLE INSURANCE TRUST
OVERSEAS	MID CAP VALUE	RESEARCH	FLEXIBLE BOND	GLOBAL ALLOCATION MODERATE (i)*	GLOBAL TECHNOLOGY	GLOBAL UNCONSTRAINED BOND	US LOW VOLATILITY	EMERGING MARKETS TRUST

$80,996	$159,927	$32,361	$650,440	$220	$—	$20,365	$48,498	$403,799
1	—	20	—	—	—	—	—	—
86	1,019	299	134	—	—	—	228	14,355

87	1,019	319	134	—	—	—	228	14,355

80,909	158,908	32,042	650,306	220	—	20,365	48,270	389,444

(12,752)	194,680	260,144	(410,139)	2,357	663	(41,686)	(79,535)	571,079
—	—	—	—	—	1,751	—	—	—
—	1,251,553	282,999	—	—	5,286	—	19,528	—

(12,752)	1,446,233	543,143	(410,139)	2,357	7,700	(41,686)	(60,007)	571,079

(847,554)	(3,756,653)	(846,233)	(556,658)	(2,356)	(6,109)	2,533	(138,975)	(3,175,312)

$(779,397)	$(2,151,512)	$(271,048)	$(316,491)	$221	$1,591	$(18,788)	$(150,712)	$(2,214,789)

JANUS HENDERSON VIT FUNDS – INSTITUTIONAL (continued)			JANUS HENDERSON VIT FUNDS – SERVICE					JOHN HANCOCK VARIABLE INSURANCE TRUST
OVERSEAS	MID CAP VALUE	RESEARCH	FLEXIBLE BOND	GLOBAL ALLOCATION MODERATE (i)*	GLOBAL TECHNOLOGY	GLOBAL UNCONSTRAINED BOND	US LOW VOLATILITY	EMERGING MARKETS TRUST

$80,909	$158,908	$32,042	$650,306	$220	$—	$20,365	$48,270	$389,444
(12,752)	1,446,233	543,143	(410,139)	2,357	7,700	(41,686)	(60,007)	571,079
(847,554)	(3,756,653)	(846,233)	(556,658)	(2,356)	(6,109)	2,533	(138,975)	(3,175,312)

(779,397)	(2,151,512)	(271,048)	(316,491)	221	1,591	(18,788)	(150,712)	(2,214,789)

116,194	403,405	83,439	94,269	—	—	16,663	18,989	527,925
(266,294)	(788,277)	(188,454)	(1,137,046)	(5)	(2,260)	(7,419)	(122,904)	(638,278)
915,658	3,422,413	1,004,343	(3,427,667)	(22,661)	—	42,974	2,176,509	5,436,681

765,558	3,037,541	899,328	(4,470,444)	(22,666)	(2,260)	52,218	2,072,594	5,326,328

(13,839)	886,029	628,280	(4,786,935)	(22,445)	(669)	33,430	1,921,882	3,111,539

3,735,605	12,823,473	4,178,672	26,671,298	22,445	150,415	584,878	999,577	9,787,096

$3,721,766	$13,709,502	$4,806,952	$21,884,363	$—	$149,746	$618,308	$2,921,459	$12,898,635

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	JPMORGAN INSURANCE TRUST		LAZARD RETIREMENT SERIES
	GLOBAL ALLOCATION	INCOME BUILDER	EMERGING MARKETS EQUITY	GLOBAL DYNAMIC MULTI ASSET	INTERNATIONAL EQUITY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$626,753	$32,107	$176,317
Expenses:
Mortality and expense administrative fees	—	—	—	—	—
Mortality and expense risk fees	373	393	586	72	25

Total Expenses	373	393	586	72	25

Net investment income (expense)	(373)	(393)	626,167	32,035	176,292

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	418,434	75,745	2,840,928	82,733	(1,922,671)
Net realized short-term capital gain distributions from investments in portfolio shares	39,479	—	—	34,024	—
Net realized long-term capital gain distributions from investments in portfolio shares	33,201	7,244	—	111,683	578,135

Net realized gain (loss) on investments in portfolio shares	491,114	82,989	2,840,928	228,440	(1,344,536)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,018,301)	(298,643)	(9,958,589)	(430,510)	(667,440)

Net increase (decrease) in net assets from operations	$(527,560)	$(216,047)	$(6,491,494)	$(170,035)	$(1,835,684)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	JPMORGAN INSURANCE TRUST		LAZARD RETIREMENT SERIES
	GLOBAL ALLOCATION	INCOME BUILDER	EMERGING MARKETS EQUITY	GLOBAL DYNAMIC MULTI ASSET	INTERNATIONAL EQUITY
Changes from operations:
Net investment income (expense)	$(373)	$(393)	$626,167	$32,035	$176,292
Net realized gain (loss) on investments in portfolio shares	491,114	82,989	2,840,928	228,440	(1,344,536)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,018,301)	(298,643)	(9,958,589)	(430,510)	(667,440)

Net increase (decrease) in net assets from operations	(527,560)	(216,047)	(6,491,494)	(170,035)	(1,835,684)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	221,903	125,263	763,502	2,386	97,918
Contract Redemptions	(275,066)	(231,709)	(5,150,621)	(110,773)	(626,639)
Net Transfers	(3,555,280)	1,639,356	(1,133,929)	909,537	(4,904,051)

Net increase (decrease) in net assets from contract owners’ transactions	(3,608,443)	1,532,910	(5,521,048)	801,150	(5,432,772)

Net increase (decrease) in net assets	(4,136,003)	1,316,863	(12,012,542)	631,115	(7,268,456)

Net assets, beginning of period	12,065,308	3,401,011	41,437,489	1,672,277	17,255,582

Net assets, end of period	$7,929,305	$4,717,874	$29,424,947	$2,303,392	$9,987,126

The accompanying notes are an integral part of these financial statements.

LAZARD RETIREMENT SERIES (continued)		LEGG MASON PARTNERS VARIABLE EQUITY TRUST					LEGG MASON PARTNERS VARIABLE INCOME TRUST	LORD ABBETT SERIES FUND
U.S. SMALL-MID CAP EQUITY	U.S. STRATEGIC EQUITY	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE DIVIDEND STRATEGY	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	QS DYNAMIC MULTI- STRATEGY	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE

$593	$286	$28,930	$123,449	$58,881	$—	$15,806	$186,062	$878,867
—	—	—	—	—	—	—	—	—
200	—	114	52	608	701	167	—	380

200	—	114	52	608	701	167	—	380

393	286	28,816	123,397	58,273	(701)	15,639	186,062	878,487

22,264	20,830	71,159	371,537	913,653	853,197	(999)	(419,795)	(126,763)
123,275	28	6,208	8,867	64,732	77,362	—	—	169,055
225,409	4,048	315,882	478,459	493,504	1,297,560	—	—	314,354

370,948	24,906	393,249	858,863	1,471,889	2,228,119	(999)	(419,795)	356,646

(824,493)	(21,760)	(825,355)	(1,384,911)	(1,738,933)	(2,986,042)	(93,182)	17,853	(2,155,012)

$(453,152)	$3,432	$(403,290)	$(402,651)	$(208,771)	$(758,624)	$(78,542)	$(215,880)	$(919,879)

LAZARD RETIREMENT SERIES (continued)		LEGG MASON PARTNERS VARIABLE EQUITY TRUST					LEGG MASON PARTNERS VARIABLE INCOME TRUST	LORD ABBETT SERIES FUND
U.S. SMALL-MID CAP EQUITY	EQUITY U.S. STRATEGIC EQUITY	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE DIVIDEND STRATEGY	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	QS DYNAMIC MULTI- STRATEGY	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE

$393	$286	$28,816	$123,397	$58,273	$(701)	$15,639	$186,062	$878,487
370,948	24,906	393,249	858,863	1,471,889	2,228,119	(999)	(419,795)	356,646
(824,493)	(21,760)	(825,355)	(1,384,911)	(1,738,933)	(2,986,042)	(93,182)	17,853	(2,155,012)

(453,152)	3,432	(403,290)	(402,651)	(208,771)	(758,624)	(78,542)	(215,880)	(919,879)

76,903	—	74,099	104,031	458,813	552,288	269,323	241	900,285
(189,644)	(45,839)	(363,936)	(522,633)	(1,319,207)	(546,417)	(14,110)	(230,252)	(1,166,302)
793,170	(94,411)	261,019	552,074	2,691,064	6,613,819	(54,736)	(2,721,459)	(4,193,591)

680,429	(140,250)	(28,818)	133,472	1,830,670	6,619,690	200,477	(2,951,470)	(4,459,608)

227,277	(136,818)	(432,108)	(269,179)	1,621,899	5,861,066	121,935	(3,167,350)	(5,379,487)

2,756,452	171,963	4,321,291	7,826,846	16,126,577	3,458,955	848,443	6,216,345	24,498,984

$2,983,729	$35,145	$3,889,183	$7,557,667	$17,748,476	$9,320,021	$970,378	$3,048,995	$19,119,497

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	LORD ABBETT SERIES FUND (continued)				MAINSTAY VP FUNDS TRUST
	CALIBRATED DIVIDEND GROWTH	CLASSIC STOCK	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES	MACKAY CONVERTIBLE SERVICE (j)*
Investment income:
Income dividends from investments in portfolio shares	$140,146	$451	$36,338	$66,475	$47,431
Expenses:
Mortality and expense administrative fees	—	—	76	—	—
Mortality and expense risk fees	408	—	636	307	219

Total Expenses	408	—	712	307	219

Net investment income (expense)	139,738	451	35,626	66,168	47,212

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	369,463	(2,048)	(56,781)	(173,736)	(51,509)
Net realized short-term capital gain distributions from investments in portfolio shares	157,877	1,089	45,303	112,980	16,678
Net realized long-term capital gain distributions from investments in portfolio shares	549,176	8,653	163,539	769,183	146,349

Net realized gain (loss) on investments in portfolio shares	1,076,516	7,694	152,061	708,427	111,518

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,571,883)	(10,504)	(404,171)	(2,768,868)	(472,764)

Net increase (decrease) in net assets from operations	$(355,629)	$(2,359)	$(216,484)	$(1,994,273)	$(314,034)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2018

	LORD ABBETT SERIES FUND (continued)				MAINSTAY VP FUNDS TRUST
	CALIBRATED DIVIDEND GROWTH	CLASSIC STOCK	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES	MACKAY CONVERTIBLE SERVICE (j)*
Changes from operations:
Net investment income (expense)	$139,738	$451	$35,626	$66,168	$47,212
Net realized gain (loss) on investments in portfolio shares	1,076,516	7,694	152,061	708,427	111,518
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,571,883)	(10,504)	(404,171)	(2,768,868)	(472,764)

Net increase (decrease) in net assets from operations	(355,629)	(2,359)	(216,484)	(1,994,273)	(314,034)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	584,017	—	40,022	271,025	145,529
Contract Redemptions	(396,985)	(117)	(69,658)	(559,811)	(216,160)
Net Transfers	274,713	(31,429)	(139,579)	(1,264,851)	3,207,438

Net increase (decrease) in net assets from contract owners’ transactions	461,745	(31,546)	(169,215)	(1,553,637)	3,136,807

Net increase (decrease) in net assets	106,116	(33,905)	(385,699)	(3,547,910)	2,822,773

Net assets, beginning of period	7,318,896	87,815	2,675,233	9,304,602	1,295,829

Net assets, end of period	$7,425,012	$53,910	$2,289,534	$5,756,692	$4,118,602

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

MFS VARIABLE INSURANCE TRUST		NATIONWIDE VARIABLE INSURANCE TRUST
GROWTH SERIES	VALUE SERIES	BOND INDEX	INTERNATIONAL INDEX	MID CAP INDEX	MULTI-MANAGER INTERNATIONAL VALUE	MULTI-MANAGER MID CAP VALUE	NATIONWIDE FUND (a)*	NW DFA CAPITAL APPRECIATION

$—	$13,596	$122,572	$1,101,750	$243,892	$4,565	$22,723	$461	$14,079
—	—	—	—	—	—	—	—	—
—	—	12,170	92,312	41,444	—	23	—	54

—	—	12,170	92,312	41,444	—	23	—	54

—	13,596	110,402	1,009,438	202,448	4,565	22,700	461	14,025

128,825	18,188	(82,030)	896,310	414,401	—	(1,520)	(2,613)	2,714
6,709	3,422	2,402	—	23,463	—	67,445	—	859
101,673	67,376	—	—	1,451,425	—	250,266	—	28,229

237,207	88,986	(79,628)	896,310	1,889,289	—	316,191	(2,613)	31,802

(302,820)	(307,349)	(54,460)	(7,460,959)	(4,101,653)	(11,297)	(637,423)	(3,503)	(124,684)

$(65,613)	$(204,767)	$(23,686)	$(5,555,211)	$(2,009,916)	$(6,732)	$(298,532)	$(5,655)	$(78,857)

MFS VARIABLE INSURANCE TRUST		NATIONWIDE VARIABLE INSURANCE TRUST
GROWTH SERIES	VALUE SERIES	BOND INDEX	INTERNATIONAL INDEX	MID CAP INDEX	MULTI-MANAGER INTERNATIONAL VALUE	MULTI-MANAGER MID CAP VALUE	NATIONWIDE FUND (a)*	NW DFA CAPITAL APPRECIATION

$—	$13,596	$110,402	$1,009,438	$202,448	$4,565	$22,700	$461	$14,025
237,207	88,986	(79,628)	896,310	1,889,289	—	316,191	(2,613)	31,802
(302,820)	(307,349)	(54,460)	(7,460,959)	(4,101,653)	(11,297)	(637,423)	(3,503)	(124,684)

(65,613)	(204,767)	(23,686)	(5,555,211)	(2,009,916)	(6,732)	(298,532)	(5,655)	(78,857)

45,522	47,251	34,950	1,293,040	708,236	117,447	5,366	—	80
(6,831)	(17,522)	(420,615)	(1,539,165)	(1,167,810)	(8)	(9,655)	(30)	(1,594)
759,248	1,260,037	640,447	10,417,949	2,350,906	73,747	1,820,187	47,822	614,324

797,939	1,289,766	254,782	10,171,824	1,891,332	191,186	1,815,898	47,792	612,810

732,326	1,084,999	231,096	4,616,613	(118,584)	184,454	1,517,366	42,137	533,953

768,216	784,085	4,210,990	30,210,336	14,429,538	—	95,057	—	154,769

$1,500,542	$1,869,084	$4,442,086	$34,826,949	$14,310,954	$184,454	$1,612,423	$42,137	$688,722

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)
	DFA MODERATE	DOUBLELINE TOTAL RETURN TACTICAL	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY (K)*	S&P500 INDEX	SMALL CAP INDEX
Investment income:
Income dividends from investments in portfolio shares	$27,678	$238,892	$2,236	$694,248	$367,054
Expenses:
Mortality and expense administrative fees	—	—	—	—	—
Mortality and expense risk fees	—	12,762	—	82,994	66,873

Total Expenses	—	12,762	—	82,994	66,873

Net investment income (expense)	27,678	226,130	2,236	611,254	300,181

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1,637)	(7,319)	(19,514)	1,291,141	421,570
Net realized short-term capital gain distributions from investments in portfolio shares	18	—	5,106	68,827	341,652
Net realized long-term capital gain distributions from investments in portfolio shares	62,370	—	65,913	970,130	2,898,615

Net realized gain (loss) on investments in portfolio shares	60,751	(7,319)	51,505	2,330,098	3,661,837

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(220,409)	(117,371)	(58,591)	(5,640,541)	(7,326,126)

Net increase (decrease) in net assets from operations	$(131,980)	$101,440	$(4,850)	$(2,699,189)	$(3,364,108)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	NATIONWIDE VARIABLE INSURANCE TRUST (continued)
	DFA MODERATE	DOUBLELINE TOTAL RETURN TACTICAL	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY (k)*	S&P 500 INDEX	SMALL CAP INDEX
Changes from operations:
Net investment income (expense)	$27,678	$226,130	$2,236	$611,254	$300,181
Net realized gain (loss) on investments in portfolio shares	60,751	(7,319)	51,505	2,330,098	3,661,837
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(220,409)	(117,371)	(58,591)	(5,640,541)	(7,326,126)

Net increase (decrease) in net assets from operations	(131,980)	101,440	(4,850)	(2,699,189)	(3,364,108)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	114,123	696,885	15,256	1,020,579	827,520
Contract Redemptions	(12,254)	(172,527)	(4,669)	(1,901,423)	(1,122,413)
Net Transfers	(95,721)	7,106,010	19,953	11,648,517	6,006,830

Net increase (decrease) in net assets from contract owners’ transactions	6,148	7,630,368	30,540	10,767,673	5,711,937

Net increase (decrease) in net assets	(125,832)	7,731,808	25,690	8,068,484	2,347,829

Net assets, beginning of period	1,651,250	693,773	277,235	26,707,342	20,218,142

Net assets, end of period	$1,525,418	$8,425,581	$302,925	$34,775,826	$22,565,971

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST						NORTHERN LIGHTS VARIABLE TRUST
LARGE CAP VALUE	MID CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SUSTAINABLE EQUITY (k)*	U.S. EQUITY INDEX PUTWRITE STRATEGY	7TWELVE BALANCED CL 3	7TWELVE BALANCED CL 4	ANCHOR TACTICAL CREDIT STRATEGIES (l)* (Unaudited)

$18,781	$—	$43,095	$75,020	$5,813	$—	$13,801	$53	$—
2	—	—	—	—	—	—	—	—
32	—	33	80	—	5	—	—	—

34	—	33	80	—	5	—	—	—

18,747	—	43,062	74,940	5,813	(5)	13,801	53	—

(57,876)	287,239	411,940	(7,864)	65,842	22,335	11,363	8,410	(46)
71,875	26,656	—	—	6,186	2,021	—	—	—
95,234	141,987	298,555	—	58,847	22,981	—	—	—

109,233	455,882	710,495	(7,864)	130,875	47,337	11,363	8,410	(46)

(119,141)	(584,131)	(1,559,700)	(15,900)	(186,832)	(108,014)	(148,437)	(10,318)	46

$8,839	$(128,249)	$(806,143)	$51,176	$(50,144)	$(60,682)	$(123,273)	$(1,855)	$—

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST						NORTHERN LIGHTS VARIABLE TRUST
LARGE CAP VALUE	MID CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SUSTAINABLE EQUITY (k)*	U.S. EQUITY INDEX PUTWRITE STRATEGY	7TWELVE BALANCED CL 3	7TWELVE BALANCED CL 4	ANCHOR TACTICAL CREDIT STRATEGIES (l)* (Unaudited)

$18,747	$—	$43,062	$74,940	$5,813	$(5)	$13,801	$53	$—
109,233	455,882	710,495	(7,864)	130,875	47,337	11,363	8,410	(46)
(119,141)	(584,131)	(1,559,700)	(15,900)	(186,832)	(108,014)	(148,437)	(10,318)	46

8,839	(128,249)	(806,143)	51,176	(50,144)	(60,682)	(123,273)	(1,855)	—

6,195	172,810	28,670	86,630	20	15,995	147,151	—	—
(132,177)	(324,045)	(221,737)	(151,421)	(17,912)	(88,027)	(250,763)	(47,376)	8
1,209,102	(669,799)	(435,606)	927,745	(434,335)	77,529	254,579	(55,114)	(45,459)

1,083,120	(821,034)	(628,673)	862,954	(452,227)	5,497	150,967	(102,490)	(45,451)

1,091,959	(949,283)	(1,434,816)	914,130	(502,371)	(55,185)	27,694	(104,345)	(45,451)

860,885	2,982,175	5,570,951	4,399,991	1,484,410	848,612	1,180,121	114,844	45,451

$1,952,844	$2,032,892	$4,136,135	$5,314,121	$982,039	$793,427	$1,207,815	$10,499	$—

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	BTS TACTICAL FIXED INCOME	POWER DIVIDEND INDEX	POWER INCOME	POWER MOMENTUM	PROBABILITIES
Investment income:
Income dividends from investments in portfolio shares	$302,085	$116,940	$77,171	$17,075	$—
Expenses:
Mortality and expense administrative fees	—	40	—	144	—
Mortality and expense risk fees	115	654	554	1,637	—

Total Expenses	115	694	554	1,781	—

Net investment income (expense)	301,970	116,246	76,617	15,294	—

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(489,889)	55,393	(3,643)	124,345	283,041
Net realized short-term capital gain distributions from investments in portfolio shares	63,829	23,530	—	1,011,153	1,881,903
Net realized long-term capital gain distributions from investments in portfolio shares	87,815	—	—	62,787	—

Net realized gain (loss) on investments in portfolio shares	(338,245)	78,923	(3,643)	1,198,285	2,164,944

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(695,490)	(745,038)	(154,624)	(1,334,366)	(4,075,192)

Net increase (decrease) in net assets from operations	$(731,765)	$(549,869)	$(81,650)	$(120,787)	$(1,910,248)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	NORTHERN LIGHTS VARIABLE TRUST (continued)
	BTS TACTICAL FIXED INCOME	POWER DIVIDEND INDEX	POWER INCOME	POWER MOMENTUM	PROBABILITIES
Changes from operations:
Net investment income (expense)	$301,970	$116,246	$76,617	$15,294	$—
Net realized gain (loss) on investments in portfolio shares	(338,245)	78,923	(3,643)	1,198,285	2,164,944
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(695,490)	(745,038)	(154,624)	(1,334,366)	(4,075,192)

Net increase (decrease) in net assets from operations	(731,765)	(549,869)	(81,650)	(120,787)	(1,910,248)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	90,788	71,097	59,970	74,724	38,989
Contract Redemptions	(1,496,925)	(877,116)	(353,072)	(402,309)	(2,022,270)
Net Transfers	(2,618,339)	1,738,914	2,410,726	3,797,806	(4,415,326)

Net increase (decrease) in net assets from contract owners’ transactions	(4,024,476)	932,895	2,117,624	3,470,221	(6,398,607)

Net increase (decrease) in net assets	(4,756,241)	383,026	2,035,974	3,349,434	(8,308,855)

Net assets, beginning of period	14,426,987	6,034,538	1,388,396	2,007,148	16,763,002

Net assets, end of period	$9,670,746	$6,417,564	$3,424,370	$5,356,582	$8,454,147

The accompanying notes are an integral part of these financial statements.

NORTHERN LIGHTS VARIABLE TRUST (continued)
TOPS AGGRESSIVE GROWTH ETF CLASS 1	TOPS BALANCED ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 2	TOPS GROWTH ETF CLASS 1	TOPS GROWTH ETF CLASS 2	TOPS MANAGED RISK BALANCED ETF CLASS 1	TOPS MANAGED RISK BALANCED ETF CLASS 2	TOPS MANAGED RISK GROWTH ETF CLASS 1

$1,081	$4,971	$384	$8,296	$25,937	$717	$5,054	$11,619	$541,231
—	—	—	—	—	—	—	—	—
—	91	128	40	—	—	—	40	8,764

—	91	128	40	—	—	—	40	8,764

1,081	4,880	256	8,256	25,937	717	5,054	11,579	532,467

19	93	29,246	3,295	193	667	11,638	97,589	411,771
—	82	57	1,407	332	10	1,142	3,062	—
3,509	6,695	333	8,241	76,740	2,382	12,320	33,026	1,628,092

3,528	6,870	29,636	12,943	77,265	3,059	25,100	133,677	2,039,863

(14,161)	(33,862)	(29,078)	(36,979)	(274,882)	(9,025)	(45,764)	(198,143)	(5,137,291)

$(9,552)	$(22,112)	$814	$(15,780)	$(171,680)	$(5,249)	$(15,610)	$(52,887)	$(2,564,961)

NORTHERN LIGHTS VARIABLE TRUST (continued)
TOPS AGGRESSIVE GROWTH ETF CLASS 1	TOPS BALANCED ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 2	TOPS GROWTH ETF CLASS 1	TOPS GROWTH ETF CLASS 2	TOPS MANAGED RISK BALANCED ETF CLASS 1	TOPS MANAGED BALANCED ETF CLASS 2	TOPS MANAGED RISK GROWTH ETF CLASS 1

$1,081	$4,880	$256	$8,256	$25,937	$717	$5,054	$11,579	$532,467
3,528	6,870	29,636	12,943	77,265	3,059	25,100	133,677	2,039,863
(14,161)	(33,862)	(29,078)	(36,979)	(274,882)	(9,025)	(45,764)	(198,143)	(5,137,291)

(9,552)	(22,112)	814	(15,780)	(171,680)	(5,249)	(15,610)	(52,887)	(2,564,961)

—	—	(52)	283,043	—	—	(79)	19,829	551,673
(91)	(1,453)	(64,584)	(200,032)	(845)	(2,285)	(145,882)	(1,535,766)	(2,517,549)
—	219,923	(193,127)	42,951	99,950	—	(3,719)	(12,216)	119,597

(91)	218,470	(257,763)	125,962	99,105	(2,285)	(149,680)	(1,528,153)	(1,846,279)

(9,643)	196,358	(256,949)	110,182	(72,575)	(7,534)	(165,290)	(1,581,040)	(4,411,240)

99,617	163,186	282,388	475,367	1,863,844	61,874	410,804	2,233,892	31,421,105

$89,974	$359,544	$25,439	$585,549	$1,791,269	$54,340	$245,514	$652,852	$27,009,865

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	TOPS MANAGED RISK GROWTH ETF CLASS 2	TOPS MANAGED RISK MOD GROWTH ETF CLASS 1	TOPS MANAGED RISK MOD GROWTH ETF CLASS 2	TOPS MODERATE GROWTH ETF CLASS 1	TOPS MODERATE GROWTH ETF CLASS 2
Investment income:
Income dividends from investments in portfolio shares	$6,603	$22,702	$12,337	$23,525	$488
Expenses:
Mortality and expense administrative fees	—	—	—	—	—
Mortality and expense risk fees	44	—	4	214	—

Total Expenses	44	—	4	214	—

Net investment income (expense)	6,559	22,702	12,333	23,311	488

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	4,604	36,950	4,199	41,912	4
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	23,344	56,793	35,997	42,405	984

Net realized gain (loss) on investments in portfolio shares	27,948	93,743	40,196	84,317	988

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(73,119)	(198,367)	(107,350)	(223,363)	(4,109)

Net increase (decrease) in net assets from operations	$(38,612)	$(81,922)	$(54,821)	$(115,735)	$(2,633)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2018

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	TOPS MANAGED RISK GROWTH ETF CLASS 2	TOPS MANAGED RISK MOD GROWTH ETF CLASS 1	TOPS MANAGED RISK MOD GROWTH ETF CLASS 2	TOPS MODERATE GROWTH ETF CLASS 1	TOPS MODERATE GROWTH ETF CLASS 2
Changes from operations:
Net investment income (expense)	$6,559	$22,702	$12,333	$23,311	$488
Net realized gain (loss) on investments in portfolio shares	27,948	93,743	40,196	84,317	988
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(73,119)	(198,367)	(107,350)	(223,363)	(4,109)

Net increase (decrease) in net assets from operations	(38,612)	(81,922)	(54,821)	(115,735)	(2,633)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	1,108	—	870	—	—
Contract Redemptions	(17,023)	(614,266)	(34,874)	(23,761)	(65)
Net Transfers	(43,858)	(84,665)	(1,268)	(209,506)	—

Net increase (decrease) in net assets from contract owners’ transactions	(59,773)	(698,931)	(35,272)	(233,267)	(65)

Net increase (decrease) in net assets	(98,385)	(780,853)	(90,093)	(349,002)	(2,698)

Net assets, beginning of period	458,995	1,795,802	788,780	1,940,261	38,290

Net assets, end of period	$360,610	$1,014,949	$698,687	$1,591,259	$35,592

The accompanying notes are an integral part of these financial statements.

OPPENHEIMBER VARIABLE ACCOUNT FUNDS							PIMCO VARIABLE INSURANCE TRUST
CONSERVATIVE BALANCED	GLOBAL	GLOBAL MULTI- ALTERNATIVES	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH	MAIN STREET®	TOTAL RETURN BOND	ALL ASSET	ALL ASSET ALL AUTHORITY ADMIN

$2,234	$108,808	$1,312	$115,819	$102,674	$30,491	$112,219	$385,303	$128,529
—	—	—	—	—	—	—	—	—
—	774	69	189	145	200	—	351	142

—	774	69	189	145	200	—	351	142

2,234	108,034	1,243	115,630	102,529	30,291	112,219	384,952	128,387

1,337	1,484,210	(1,401)	(27,095)	446,863	470,994	(148,655)	279,607	(165)
—	—	—	—	12,826	39,081	—	—	—
3,069	1,014,841	—	—	312,606	258,042	—	—	—

4,406	2,499,051	(1,401)	(27,095)	772,295	768,117	(148,655)	279,607	(165)

(13,618)	(4,574,267)	(42,276)	(199,340)	(4,320,732)	(907,352)	(606)	(1,320,955)	(400,636)

$(6,978)	$(1,967,182)	$(42,434)	$(110,805)	$(3,445,908)	$(108,944)	$(37,042)	$(656,396)	$(272,414)

OPPENHEIMBER VARIABLE ACCOUNT FUNDS							PIMCO VARIABLE INSURANCE TRUST
CONSERVATIVE BALANCED	GLOBAL	GLOBAL MULTI- ALTERNATIVES	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH	MAIN STREET®	TOTAL RETURN BOND	ALL ASSET	ALL ASSET ALL AUTHORITY ADMIN

$2,234	$108,034	$1,243	$115,630	$102,529	$30,291	$112,219	$384,952	$128,387
4,406	2,499,051	(1,401)	(27,095)	772,295	768,117	(148,655)	279,607	(165)
(13,618)	(4,574,267)	(42,276)	(199,340)	(4,320,732)	(907,352)	(606)	(1,320,955)	(400,636)

(6,978)	(1,967,182)	(42,434)	(110,805)	(3,445,908)	(108,944)	(37,042)	(656,396)	(272,414)

—	542,601	16,478	47,049	296,484	334,931	64,145	208,076	156,214
(42)	(1,031,813)	(14,919)	(68,749)	(938,803)	(331,081)	(261,805)	(720,314)	(303,081)
(10,000)	(383,591)	425,428	71,456	(430,990)	(5,800,942)	(641,057)	563,140	(1,094,403)

(10,042)	(872,803)	426,987	49,756	(1,073,309)	(5,797,092)	(838,717)	50,902	(1,241,270)

(17,020)	(2,839,985)	384,553	(61,049)	(4,519,217)	(5,906,036)	(875,759)	(605,494)	(1,513,684)

131,360	14,949,034	748,466	2,299,196	18,860,433	8,768,442	3,040,666	11,894,683	4,766,242

$114,340	$12,109,049	$1,133,019	$2,238,147	$14,341,216	$2,862,406	$2,164,907	$11,289,189	$3,252,558

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	PIMCO VARIABLE INSURANCE TRUST (continued)
	ALL ASSET ALL AUTHORITY INSTITUTIONAL	COMMODITY- REALRETURN STRATEGY	DYNAMIC BOND (m)*	EMERGING MARKETS BOND	GLOBAL BOND OPPORTUNITIES UNHEDGED (n)*
Investment income:
Income dividends from investments in portfolio shares	$18,437	$241,467	$352,252	$942,786	$197,004
Expenses:
Mortality and expense administrative fees	—	—	—	—	—
Mortality and expense risk fees	—	8	168	340	2

Total Expenses	—	8	168	340	2

Net investment income (expense)	18,437	241,459	352,084	942,446	197,002

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(45)	(819,834)	10,601	(882,935)	5,591
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	8,612

Net realized gain (loss) on investments in portfolio shares	(45)	(819,834)	10,601	(882,935)	14,203

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(52,561)	(1,109,432)	(242,982)	(1,357,734)	(356,696)

Net increase (decrease) in net assets from operations	$(34,169)	$(1,687,807)	$119,703	$(1,298,223)	$(145,491)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	PIMCO VARIABLE INSURANCE TRUST (continued)
	ALL ASSET ALL AUTHORITY INSTITUTIONAL	COMMODITY- REALRETURN STRATEGY	DYNAMIC BOND (m)*	EMERGING MARKETS BOND	GLOBAL BOND OPPORTUNITIES UNHEDGED (n)*
Changes from operations:
Net investment income (expense)	$18,437	$241,459	$352,084	$942,446	$197,002
Net realized gain (loss) on investments in portfolio shares	(45)	(819,834)	10,601	(882,935)	14,203
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(52,561)	(1,109,432)	(242,982)	(1,357,734)	(356,696)

Net increase (decrease) in net assets from operations	(34,169)	(1,687,807)	119,703	(1,298,223)	(145,491)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	—	128,661	203,520	366,143	51,128
Contract Redemptions	(239)	(1,763,729)	(2,083,240)	(739,795)	(176,401)
Net Transfers	—	868,551	2,634,294	459,104	618,770

Net increase (decrease) in net assets from contract owners’ transactions	(239)	(766,517)	754,574	85,452	493,497

Net increase (decrease) in net assets	(34,408)	(2,454,324)	874,277	(1,212,771)	348,006

Net assets, beginning of period	539,350	11,733,932	11,814,851	23,400,755	2,511,720

Net assets, end of period	$504,942	$9,279,608	$12,689,128	$22,187,984	$2,859,726

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

PIMCO VARIABLE INSURANCE TRUST (continued)
GLOBAL CORE BOND HEDGED	GLOBAL DIVERSIFIED ALLOCATION	GLOBAL MULTI-ASSET	HIGH YIELD	INCOME	INTERNATIONAL BOND UNHEDGED (o)*	INTERNATIONAL BOND U.S. DOLLAR- HEDGED (p)*	LONG-TERM U.S. GOVERNMENT	LOW DURATION

$9,449	$199	$26,483	$1,756,273	$2,357,119	$297,457	$479,349	$161,334	$588,818
—	—	—	—	—	—	—	—	—
26	—	—	330	1,719	8	595	142	375

26	—	—	330	1,719	8	595	142	375

9,423	199	26,483	1,755,943	2,355,400	297,449	478,754	161,192	588,443

1,061	3	34,717	(2,362,031)	861,943	(93,529)	(254,014)	(241,408)	(204,424)
—	148	47,389	—	495,532	35,940	—	—	—
—	66	62,312	—	105,571	39,531	118,189	39,174	—

1,061	217	144,418	(2,362,031)	1,463,046	(18,058)	(135,825)	(202,234)	(204,424)

(4,171)	(1,348)	(262,033)	(586,017)	(3,490,466)	(632,074)	423,251	(5,954)	(267,586)

$6,313	$(932)	$(91,132)	$(1,192,105)	$327,980	$(352,683)	$766,180	$(46,996)	$116,433

PIMCO VARIABLE INSURANCE TRUST (continued)
GLOBAL CORE BOND HEDGED	GLOBAL DIVERSIFIED ALLOCATION	GLOBAL MULTI-ASSET	HIGH YIELD	INCOME	INTERNATIONAL BOND UNHEDGED (o)*	INTERNATIONAL BOND U.S. DOLLAR- HEDGED (p)*	LONG-TERM U.S. GOVERNMENT	LOW DURATION

$9,423	$199	$26,483	$1,755,943	$2,355,400	$297,449	$478,754	$161,192	$588,443
1,061	217	144,418	(2,362,031)	1,463,046	(18,058)	(135,825)	(202,234)	(204,424)
(4,171)	(1,348)	(262,033)	(586,017)	(3,490,466)	(632,074)	423,251	(5,954)	(267,586)

6,313	(932)	(91,132)	(1,192,105)	327,980	(352,683)	766,180	(46,996)	116,433

52,793	—	2,478	147,952	1,071,849	28,581	478,473	174,311	366,810
(13,965)	(81)	(59,609)	(5,424,801)	(4,803,912)	(182,722)	(3,023,241)	(389,143)	(1,921,171)
402,089	—	899,494	(1,622,449)	9,583,844	838,659	3,190,535	5,132,247	8,584,735

440,917	(81)	842,363	(6,899,298)	5,851,781	684,518	645,767	4,917,415	7,030,374

447,230	(1,013)	751,231	(8,091,403)	6,179,761	331,835	1,411,947	4,870,419	7,146,807

347,108	10,505	1,091,846	29,813,957	79,925,431	5,064,385	36,630,347	6,245,592	30,146,860

$794,338	$9,492	$1,843,077	$21,722,554	$86,105,192	$5,396,220	$38,042,294	$11,116,011	$37,293,667

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	PIMCO VARIABLE INSURANCE TRUST (continued)			PROFUNDS VP
	REAL RETURN	SHORT- TERM	TOTAL RETURN	ACCESS VP HIGH YIELD	ASIA 30
Investment income:
Income dividends from investments in portfolio shares	$720,442	$1,170,224	$3,061,870	$22,584	$7,580
Expenses:
Mortality and expense administrative fees	—	—	—	—	—
Mortality and expense risk fees	340	564	1,136	5	—

Total Expenses	340	564	1,136	5	—

Net investment income (expense)	720,102	1,169,660	3,060,734	22,579	7,580

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(499,276)	4,941	(1,740,739)	(73,261)	(195,122)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	1,514,094	20,230	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	76,726	—	292	—

Net realized gain (loss) on investments in portfolio shares	(499,276)	81,667	(226,645)	(52,739)	(195,122)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(867,469)	(587,048)	(3,443,319)	6,845	(100,407)

Net increase (decrease) in net assets from operations	$(646,643)	$664,279	$(609,230)	$(23,315)	$(287,949)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	PIMCO VARIABLE INSURANCE TRUST (continued)			PROFUNDS VP
	REAL RETURN	SHORT- TERM	TOTAL RETURN	ACCESS VP HIGH YIELD	ASIA 30
Changes from operations:
Net investment income (expense)	$720,102	$1,169,660	$3,060,734	$22,579	$7,580
Net realized gain (loss) on investments in portfolio shares	(499,276)	81,667	(226,645)	(52,739)	(195,122)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(867,469)	(587,048)	(3,443,319)	6,845	(100,407)

Net increase (decrease) in net assets from operations	(646,643)	664,279	(609,230)	(23,315)	(287,949)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	160,288	2,326,513	2,272,258	33,478	38,039
Contract Redemptions	(1,346,965)	(2,507,342)	(5,858,086)	(56,061)	(191,100)
Net Transfers	3,610,619	40,579,758	9,134,878	(323,678)	(763,930)

Net increase (decrease) in net assets from contract owners’ transactions	2,423,942	40,398,929	5,549,050	(346,261)	(916,991)

Net increase (decrease) in net assets	1,777,299	41,063,208	4,939,820	(369,576)	(1,204,940)

Net assets, beginning of period	26,705,343	24,603,477	115,098,495	799,938	1,884,482

Net assets, end of period	$28,482,642	$65,666,685	$120,038,315	$430,362	$679,542

The accompanying notes are an integral part of these financial statements.

PROFUNDS VP (continued)
BANKS	BASIC MATERIALS	BEAR	BIOTECHNOLOGY	BULL	CONSUMER GOODS	CONSUMER SERVICES	EMERGING MARKETS	EUROPE 30

$9,852	$5,124	$—	$—	$—	$6,817	$—	$6,457	$24,826
—	—	—	—	—	—	—	—	—
95	48	9	72	46	1	41	24	4

95	48	9	72	46	1	41	24	4

9,757	5,076	(9)	(72)	(46)	6,816	(41)	6,433	24,822

(197,600)	(157,045)	(85,995)	(221,070)	(1,788,417)	(350,166)	2,906	(238,239)	50,149
—	—	—	—	1,082,342	1,142	—	—	—
—	—	—	—	737,304	96,472	110,031	—	—

(197,600)	(157,045)	(85,995)	(221,070)	31,229	(252,552)	112,937	(238,239)	50,149

(253,027)	(134,551)	1,490	(69,396)	(1,471,061)	(224,283)	(208,346)	(93,900)	(215,602)

$(440,870)	$(286,520)	$(84,514)	$(290,538)	$(1,439,878)	$(470,019)	$(95,450)	$(325,706)	$(140,631)

PROFUNDS VP (continued)
BANKS	BASIC MATERIALS	BEAR	BIOTECHNOLOGY	BULL	CONSUMER GOODS	CONSUMER SERVICES	EMERGING MARKETS	EUROPE 30

$9,757	$5,076	$(9)	$(72)	$(46)	$6,816	$(41)	$6,433	$24,822
(197,600)	(157,045)	(85,995)	(221,070)	31,229	(252,552)	112,937	(238,239)	50,149
(253,027)	(134,551)	1,490	(69,396)	(1,471,061)	(224,283)	(208,346)	(93,900)	(215,602)

(440,870)	(286,520)	(84,514)	(290,538)	(1,439,878)	(470,019)	(95,450)	(325,706)	(140,631)

167,178	55,797	30,426	82,691	121,996	48,457	67,591	22,324	8,834
(193,713)	(97,527)	(157,068)	(203,283)	(784,013)	(353,528)	(416,260)	(141,111)	(105,248)
(2,043,978)	(1,465,990)	228,538	(439,405)	(8,229,399)	(3,993,787)	(706,237)	(1,797,389)	(5,120,461)

(2,070,513)	(1,507,720)	101,896	(559,997)	(8,891,416)	(4,298,858)	(1,054,906)	(1,916,176)	(5,216,875)

(2,511,383)	(1,794,240)	17,382	(850,535)	(10,331,294)	(4,768,877)	(1,150,356)	(2,241,882)	(5,357,506)

3,473,271	2,331,648	735,488	1,975,074	20,859,436	5,384,830	2,805,147	3,561,468	5,923,647

$961,888	$537,408	$752,870	$1,124,539	$10,528,142	$615,953	$1,654,791	$1,319,586	$566,141

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	PROFUNDS VP (continued)
	FALLING U.S. DOLLAR	FINANCIALS	GOVERNMENT MONEY MARKET	HEALTH CARE	INDUSTRIALS
Investment income:
Income dividends from investments in portfolio shares	$—	$15,388	$138,755	$—	$3,396
Expenses:
Mortality and expense administrative fees	—	—	—	—	—
Mortality and expense risk fees	—	70	901	19	70

Total Expenses	—	70	901	19	70

Net investment income (expense)	—	15,318	137,854	(19)	3,326

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(15,505)	133,471	—	(158,773)	560,887
Net realized short-term capital gain distributions from investments in portfolio shares	2,567	—	—	4,415	—
Net realized long-term capital gain distributions from investments in portfolio shares	5,573	—	—	163,200	—

Net realized gain (loss) on investments in portfolio shares	(7,365)	133,471	—	8,842	560,887

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(680)	(819,638)	—	(269,236)	(1,109,368)

Net increase (decrease) in net assets from operations	$(8,045)	$(670,849)	$137,854	$(260,413)	$(545,155)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	PROFUNDS VP (continued)
	FALLING U.S. DOLLAR	FINANCIALS	GOVERNMENT MONEY MARKET	HEALTH CARE	INDUSTRIALS
Changes from operations:
Net investment income (expense)	$—	$15,318	$137,854	$(19)	$3,326
Net realized gain (loss) on investments in portfolio shares	(7,365)	133,471	—	8,842	560,887
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(680)	(819,638)	—	(269,236)	(1,109,368)

Net increase (decrease) in net assets from operations	(8,045)	(670,849)	137,854	(260,413)	(545,155)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	(12)	235,141	42,359,280	209,585	141,465
Contract Redemptions	(47,796)	(1,124,002)	(12,344,400)	(305,835)	(474,905)
Net Transfers	19,810	(4,064,297)	(28,112,940)	1,661,504	(8,129,143)

Net increase (decrease) in net assets from contract owners’ transactions	(27,998)	(4,953,158)	1,901,940	1,565,254	(8,462,583)

Net increase (decrease) in net assets	(36,043)	(5,624,007)	2,039,794	1,304,841	(9,007,738)

Net assets, beginning of period	67,369	7,763,524	37,752,102	3,056,213	9,965,789

Net assets, end of period	$31,326	$2,139,517	$39,791,896	$4,361,054	$958,051

The accompanying notes are an integral part of these financial statements.

PROFUNDS VP (continued)
INTERNATIONAL	INTERNET	JAPAN	LARGE-CAP GROWTH	LARGE-CAP VALUE	MID-CAP	MID-CAP GROWTH	MID-CAP VALUE	NASDAQ-100®

$—	$—	$—	$—	$15,617	$—	$—	$1,806	$—
—	—	—	—	—	—	—	—	—
9	201	4	9	—	5	5	1	666

9	201	4	9	—	5	5	1	666

(9)	(201)	(4)	(9)	15,617	(5)	(5)	1,805	(666)

(136,096)	(266,517)	9,244	(243,756)	(65,345)	(1,637,187)	(718,703)	(642,894)	147,305
88,106	2,343	—	99,515	—	793,184	10,550	81,678	753,219
—	282,656	—	181,619	—	155,599	601,597	145,407	326,187

(47,990)	18,482	9,244	37,378	(65,345)	(688,404)	(106,556)	(415,809)	1,226,711

(25,525)	(574,920)	(399,647)	(524,712)	(109,777)	700,061	(89,982)	(93,038)	(1,642,387)

$(73,524)	$(556,639)	$(390,407)	$(487,343)	$(159,505)	$11,652	$(196,543)	$(507,042)	$(416,342)

PROFUNDS VP (continued)
INTERNATIONAL	INTERNET	JAPAN	LARGE-CAP GROWTH	LARGE-CAP VALUE	MID-CAP	MID-CAP GROWTH	MID-CAP VALUE	NASDAQ-100®

$(9)	$(201)	$(4)	$(9)	$15,617	$(5)	$(5)	$1,805	$(666)
(47,990)	18,482	9,244	37,378	(65,345)	(688,404)	(106,556)	(415,809)	1,226,711
(25,525)	(574,920)	(399,647)	(524,712)	(109,777)	700,061	(89,982)	(93,038)	(1,642,387)

(73,524)	(556,639)	(390,407)	(487,343)	(159,505)	11,652	(196,543)	(507,042)	(416,342)

71,120	340,697	74,164	198,282	6,455	147,740	95,765	80,244	629,207
(185,473)	(586,540)	(46,818)	(625,075)	(41,626)	(536,549)	(155,998)	(9,537)	(1,143,370)
(644,735)	2,145,120	(1,007,033)	121,496	1,169,320	(14,849,222)	(402,110)	568,280	(1,940,213)

(759,088)	1,899,277	(979,687)	(305,297)	1,134,149	(15,238,031)	(462,343)	638,987	(2,454,376)

(832,612)	1,342,638	(1,370,094)	(792,640)	974,644	(15,226,379)	(658,886)	131,945	(2,870,718)

1,019,450	2,490,735	2,605,708	7,484,481	1,266,530	27,534,594	998,733	578,741	12,883,809

$186,838	$3,833,373	$1,235,614	$6,691,841	$2,241,174	$12,308,215	$339,847	$710,686	$10,013,091

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	PROFUNDS VP (continued)
	OIL & GAS	PHARMACEUTICALS	PRECIOUS METALS	REAL ESTATE	RISING RATES OPPORTUNITY
Investment income:
Income dividends from investments in portfolio shares	$51,793	$6,282	$—	$13,154	$—
Expenses:
Mortality and expense administrative fees	—	—	—	—	—
Mortality and expense risk fees	423	14	8	3	18

Total Expenses	423	14	8	3	18

Net investment income (expense)	51,370	6,268	(8)	13,151	(18)

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(51,411)	36,998	(183,766)	(68,520)	89,273
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	13,769	—	48,340	—

Net realized gain (loss) on investments in portfolio shares	(51,411)	50,767	(183,766)	(20,180)	89,273

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(421,754)	(84,125)	29,267	(74,149)	(115,922)

Net increase (decrease) in net assets from operations	$(421,795)	$(27,090)	$(154,507)	$(81,178)	$(26,667)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	PROFUNDS VP (continued)
	OIL & GAS	PHARMACEUTICALS	PRECIOUS METALS	REAL ESTATE	RISING RATES OPPORTUNITY
Changes from operations:
Net investment income (expense)	$51,370	$6,268	$(8)	$13,151	$(18)
Net realized gain (loss) on investments in portfolio shares	(51,411)	50,767	(183,766)	(20,180)	89,273
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(421,754)	(84,125)	29,267	(74,149)	(115,922)

Net increase (decrease) in net assets from operations	(421,795)	(27,090)	(154,507)	(81,178)	(26,667)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	1,351	3	806	212	56,304
Contract Redemptions	(131,443)	(41,438)	(95,139)	(45,241)	(170,908)
Net Transfers	(309,644)	(77,923)	574,394	508,430	2,144,386

Net increase (decrease) in net assets from contract owners’ transactions	(439,736)	(119,358)	480,061	463,401	2,029,782

Net increase (decrease) in net assets	(861,531)	(146,448)	325,554	382,223	2,003,115

Net assets, beginning of period	2,024,654	747,236	907,711	636,295	624,847

Net assets, end of period	$1,163,123	$600,788	$1,233,265	$1,018,518	$2,627,962

The accompanying notes are an integral part of these financial statements.

PROFUNDS VP (continued)
SEMI- CONDUCTOR	SHORT EMERGING MARKETS	SHORT INTERNATIONAL	SHORT MID-CAP	SHORT NASDAQ-100®	SHORT SMALL-CAP	SMALL CAP	SMALL-CAP GROWTH	SMALL-CAP VALUE
$—	$—	$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—	—	—
96	9	9	9	8	8	24	52	8

96	9	9	9	8	8	24	52	8

(96)	(9)	(9)	(9)	(8)	(8)	(24)	(52)	(8)

(286,454)	(26,495)	19,502	(19,501)	(11,212)	12,907	(442,180)	(291,156)	(214,742)
153,643	—	—	1,037	—	—	349,030	—	29,872
9,585	—	—	—	—	—	181,518	527,019	225,244

(123,226)	(26,495)	19,502	(18,464)	(11,212)	12,907	88,368	235,863	40,374

(103,008)	(8,099)	1,118	213	2,237	(3,655)	(915,661)	(393,036)	(630,626)

$(226,330)	$(34,603)	$20,611	$(18,260)	$(8,983)	$9,244	$(827,317)	$(157,225)	$(590,260)

PROFUNDS VP (continued)
SEMI- CONDUCTOR	SHORT EMERGING MARKETS	SHORT INTERNATIONAL	SHORT MID-CAP	SHORT NASDAQ-100®	SHORT SMALL-CAP	SMALL CAP	SMALL-CAP GROWTH	SMALL-CAP VALUE
$(96)	$(9)	$(9)	$(9)	$(8)	$(8)	$(24)	$(52)	$(8)
(123,226)	(26,495)	19,502	(18,464)	(11,212)	12,907	88,368	235,863	40,374
(103,008)	(8,099)	1,118	213	2,237	(3,655)	(915,661)	(393,036)	(630,626)

(226,330)	(34,603)	20,611	(18,260)	(8,983)	9,244	(827,317)	(157,225)	(590,260)

103,404	32,601	31,980	29,674	32,150	32,606	117,380	288,381	153,561
(415,780)	(19,612)	(13,789)	(3,584)	(6,296)	(4,682)	(593,669)	(221,598)	(377,975)
9,531	778,484	1,306,365	191,767	186,080	6,890	(126,921)	713,563	247,522

(302,845)	791,473	1,324,556	217,857	211,934	34,814	(603,210)	780,346	23,108

(529,175)	756,870	1,345,167	199,597	202,951	44,058	(1,430,527)	623,121	(567,152)

1,616,173	162,072	55,572	37,847	66,677	70,346	7,061,552	2,078,425	3,038,663

$1,086,998	$918,942	$1,400,739	$237,444	$269,628	$114,404	$5,631,025	$2,701,546	$2,471,511

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	PROFUNDS VP (continued)
	TECHNOLOGY	TELE- COMMUNICATIONS	U.S. GOVERNMENT PLUS	ULTRABULL	ULTRA- MID-CAP
Investment income:
Income dividends from investments in portfolio shares	$—	$21,842	$20,506	$—	$—
Expenses:
Mortality and expense administrative fees	—	—	—	—	—
Mortality and expense risk fees	51	—	8	31	4

Total Expenses	51	—	8	31	4

Net investment income (expense)	(51)	21,842	20,498	(31)	(4)

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	28,712	(61,355)	(327,710)	(844,672)	(986,070)
Net realized short-term capital gain distributions from investments in portfolio shares	77,642	—	—	525,823	524,585
Net realized long-term capital gain distributions from investments in portfolio shares	58,450	—	—	21,088	126,634

Net realized gain (loss) on investments in portfolio shares	164,804	(61,355)	(327,710)	(297,761)	(334,851)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(354,785)	(42,539)	74,442	(186,965)	(321,745)

Net increase (decrease) in net assets from operations	$(190,032)	$(82,052)	$(232,770)	$(484,757)	$(656,600)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2018

	PROFUNDS VP (continued)
	TECHNOLOGY	TELE- COMMUNICATIONS	U.S. GOVERNMENT PLUS	ULTRABULL	ULTRA- MID-CAP
Changes from operations:
Net investment income (expense)	$(51)	$21,842	$20,498	$(31)	$(4)
Net realized gain (loss) on investments in portfolio shares	164,804	(61,355)	(327,710)	(297,761)	(334,851)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(354,785)	(42,539)	74,442	(186,965)	(321,745)

Net increase (decrease) in net assets from operations	(190,032)	(82,052)	(232,770)	(484,757)	(656,600)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	316,347	—	29,906	37,634	56,595
Contract Redemptions	(199,798)	(12,554)	(404,844)	(325,503)	(168,078)
Net Transfers	(60,843)	(294,093)	(218,338)	121,229	230,350

Net increase (decrease) in net assets from contract owners’ transactions	55,706	(306,647)	(593,276)	(166,640)	118,867

Net increase (decrease) in net assets	(134,326)	(388,699)	(826,046)	(651,397)	(537,733)

Net assets, beginning of period	2,932,616	701,634	2,164,578	2,984,344	2,044,953

Net assets, end of period	$2,798,290	$312,935	$1,338,532	$2,332,947	$1,507,220

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

PROFUNDS VP (continued)				PUTNAM VARIABLE TRUST
ULTRA- NASDAQ-100®	ULTRA- SHORT NASDAQ-100®	ULTRA- SMALL-CAP	UTILITIES	DIVERSIFIED INCOME	EQUITY INCOME	HIGH YIELD	INCOME	MORTGAGE SECURITIES (q)*

$—	$—	$—	$44,891	$417,957	$72,716	$288,810	$251,196	$58,293
—	—	—	—	—	—	—	—	—
612	24	33	17	203	22	1	36	144

612	24	33	17	203	22	1	36	144

(612)	(24)	(33)	44,874	417,754	72,694	288,809	251,160	58,149

(6,751,821)	(599,746)	(2,429,679)	(379,070)	(227,366)	179,048	(413,813)	(232,679)	(56,149)
1,601,356	—	1,078,060	—	—	24,630	—	—	—
118,333	—	481,831	67,670	—	441,770	—	—	—

(5,032,132)	(599,746)	(869,788)	(311,400)	(227,366)	645,448	(413,813)	(232,679)	(56,149)

(403,972)	5	69,835	(120,005)	(272,574)	(1,570,672)	(152,167)	(39,067)	(16,867)

$(5,436,716)	$(599,765)	$(799,986)	$(386,531)	$(82,186)	$(852,530)	$(277,171)	$(20,586)	$(14,867)

PROFUNDS VP (continued)				PUTNAM VARIABLE TRUST
ULTRA- NASDAQ-100®	ULTRA- SHORT NASDAQ-100®	ULTRA- SMALL-CAP	UTILITIES	DIVERSIFIED INCOME	EQUITY INCOME	HIGH YIELD	INCOME	MORTGAGE SECURITIES (q)*

$(612)	$(24)	$(33)	$44,874	$417,754	$72,694	$288,809	$251,160	$58,149
(5,032,132)	(599,746)	(869,788)	(311,400)	(227,366)	645,448	(413,813)	(232,679)	(56,149)
(403,972)	5	69,835	(120,005)	(272,574)	(1,570,672)	(152,167)	(39,067)	(16,867)

(5,436,716)	(599,765)	(799,986)	(386,531)	(82,186)	(852,530)	(277,171)	(20,586)	(14,867)

47,838	37,040	48,147	3,364	111,849	298,200	68,625	239,172	5,860
(469,597)	(18,733)	(235,869)	(164,680)	(944,363)	(683,371)	(474,497)	(588,477)	(292,140)
(27,560,959)	738,564	(5,034,796)	1,587,389	1,616,527	(44,943)	(2,314,764)	(3,403,144)	171,580

(27,982,718)	756,871	(5,222,518)	1,426,073	784,013	(430,114)	(2,720,636)	(3,752,449)	(114,700)

(33,419,434)	157,106	(6,022,504)	1,039,542	701,827	(1,282,644)	(2,997,807)	(3,773,035)	(129,567)

36,437,145	97,113	7,019,710	2,295,352	5,099,783	10,693,897	4,917,354	12,209,508	2,141,864

$3,017,711	$254,219	$997,206	$3,334,894	$5,801,610	$9,411,253	$1,919,547	$8,436,473	$2,012,297

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	PUTNAM VARIABLE TRUST (continued)	REDWOOD INVESTMENT MANAGEMENT		ROYCE CAPITAL FUND
	MULTI ASSET ABSOLUTE RETURN (r)*	VIT MANAGED VOLATILITY CLASS 1	VIT MANAGED VOLATILITY CLASS N	MICRO-CAP	SMALL-CAP
Investment income:
Income dividends from investments in portfolio shares	$6,769	$728,067	$1,023,977	$—	$63,795
Expenses:
Mortality and expense administrative fees	—	—	—	34	45
Mortality and expense risk fees	12	—	47	529	452

Total Expenses	12	—	47	563	497

Net investment income (expense)	6,757	728,067	1,023,930	(563)	63,298

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(2,304)	373,840	(94,706)	(2,846)	(6,770)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	11,423	—
Net realized long-term capital gain distributions from investments in portfolio shares	69,946	—	—	138,113	104,760

Net realized gain (loss) on investments in portfolio shares	67,642	373,840	(94,706)	146,690	97,990

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(253,295)	(1,343,579)	(1,209,231)	(439,508)	(874,708)

Net increase (decrease) in net assets from operations	$(178,896)	$(241,672)	$(280,007)	$(293,381)	$(713,420)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2018

	PUTNAM VARIABLE TRUST (continued)	REDWOOD INVESTMENT MANAGEMENT		ROYCE CAPITAL FUND
	MULTI ASSET ABSOLUTE RETURN (r)*	VIT MANAGED VOLATILITY CLASS 1	VIT MANAGED VOLATILITY CLASS N	MICRO-CAP	SMALL-CAP
Changes from operations:
Net investment income (expense)	$6,757	$728,067	$1,023,930	$(563)	$63,298
Net realized gain (loss) on investments in portfolio shares	67,642	373,840	(94,706)	146,690	97,990
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(253,295)	(1,343,579)	(1,209,231)	(439,508)	(874,708)

Net increase (decrease) in net assets from operations	(178,896)	(241,672)	(280,007)	(293,381)	(713,420)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	4,378	(722)	590,508	37,719	401,326
Contract Redemptions	(75,381)	(1,274,463)	(1,351,497)	(62,469)	(1,306,966)
Net Transfers	840,998	(3,541,838)	383,337	451,539	(435,712)

Net increase (decrease) in net assets from contract owners’ transactions	769,995	(4,817,023)	(377,652)	426,789	(1,341,352)

Net increase (decrease) in net assets	591, 099	(5,058,695)	(657,659)	133,408	(2,054,772)

Net assets, beginning of period	1,823,258	11,360,889	9,778,751	2,738,336	9,552,699

Net assets, end of period	$2,414,357	$6,302,194	$9,121,092	$2,871,744	$7,497,927

* See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

RUSSELL INVESTMENT FUNDS								SEI INSURANCE PRODUCTS TRUST
BALANCED STRATEGY	EQUITY GROWTH STRATEGY	GLOBAL REAL ESTATE SECURITIES	INTERNATIONAL DEVELOPED MARKETS	MODERATE STRATEGY	STRATEGIC BOND	U.S. SMALL CAP EQUITY	U.S. STRATEGIC EQUITY	BALANCED STRATEGY

$28,177	$12,422	$22,762	$2,057	$15,384	$5,130	$112	$2,297	$16,624
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—

28,177	12,422	22,762	2,057	15,384	5,130	112	2,297	16,624

(31)	228	(14,930)	365	(930)	(853)	7	1,517	16,821
—	—	—	3,412	—	—	959	5,818	—
20,893	10,867	621	5,969	2,970	—	2,838	24,750	8,364

20,862	11,095	(14,309)	9,746	2,040	(853)	3,804	32,085	25,185

(82,832)	(46,983)	(39,539)	(30,175)	(34,571)	(6,925)	(6,656)	(47,923)	(89,289)

$(33,793)	$(23,466)	$(31,086)	$(18,372)	$(17,147)	$(2,648)	$2,740)	$(13,541)	$(47,480)

RUSSELL INVESTMENT FUNDS								SEI INSURANCE PRODUCTS TRUST
BALANCED STRATEGY	EQUITY GROWTH STRATEGY	GLOBAL REAL ESTATE SECURITIES	INTERNATIONAL DEVELOPED MARKETS	MODERATE STRATEGY	STRATEGIC BOND	U.S. SMALL CAP EQUITY	U.S. STRATEGIC EQUITY	BALANCED STRATEGY

$28,177	$12,422	$22,762	$2,057	$15,384	$5,130	$112	$2,297	$16,624
20,862	11,095	(14,309)	9,746	2,040	(853)	3,804	32,085	25,185
(82,832)	(46,983)	(39,539)	(30,175)	(34,571)	(6,925)	(6,656)	(47,923)	(89,289)

(33,793)	(23,466)	(31,086)	(18,372)	(17,147)	(2,648)	(2,740)	(13,541)	(47,480)

989	—	—	—	—	—	—	—	67,254
(198,435)	(2,247)	(859)	(2,071)	(1,330)	(2,514)	(239)	(59,916)	(122,714)
(56,689)	—	(205,365)	—	(14,445)	(29,975)	—	—	15,482

(254,135)	(2,247)	(206,224)	(2,071)	(15,775)	(32,489)	(239)	(59,916)	(39,978)

(287,928)	(25,713)	(237,310)	(20,443)	(32,922)	(35,137)	(2,979)	(73,457)	(87,458)

755,160	250,297	659,328	125,433	355,978	275,564	23,183	210,134	745,835

$467,232	$224,584	$422,018	$104,990	$323,056	$240,427	$20,204	$136,677	$658,377

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	SEI INSURANCE PRODUCTS TRUST (continued)
	CONSERVATIVE STRATEGY	DEFENSIVE STRATEGY	MARKET GROWTH STRATEGY	MARKET PLUS STRATEGY	MODERATE STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$23,482	$14,790	$61,264	$24,407	$39,445
Expenses:
Mortality and expense administrative fees	—	—	—	—	—
Mortality and expense risk fees	34	—	247	—	7

Total Expenses	34	—	247	—	7

Net investment income (expense)	23,448	14,790	61,017	24,407	39,438

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	2,053	(357)	7,167	4,828	7,501
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	18,410	7,242	20,758	—	63,265

Net realized gain (loss) on investments in portfolio shares	20,463	6,885	27,925	4,828	70,766

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(70,247)	(30,412)	(309,907)	(147,660)	(185,394)

Net increase (decrease) in net assets from operations	$(26,336)	$(8,737)	$(220,965)	$(118,425)	$(75,190)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2018
	SEI INSURANCE PRODUCTS TRUST (continued)
	CONSERVATIVE STRATEGY	DEFENSIVE STRATEGY	MARKET GROWTH STRATEGY	MARKET PLUS STRATEGY	MODERATE STRATEGY
Changes from operations:
Net investment income (expense)	$23,448	$14,790	$61,017	$24,407	$39,438
Net realized gain (loss) on investments in portfolio shares	20,463	6,885	27,925	4,828	70,766
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(70,247)	(30,412)	(309,907)	(147,660)	(185,394)

Net increase (decrease) in net assets from operations	(26,336)	(8,737)	(220,965)	(118,425)	(75,190)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	(24)	26,969	142,430	135,300	80,323
Contract Redemptions	(100,025)	(34,975)	(209,758)	(30,830)	(87,350)
Net Transfers	67,167	38,961	255,387	28,370	(149,654)

Net increase (decrease) in net assets from contract owners’ transactions	(32,882)	30,955	188,059	132,840	(156,681)

Net increase (decrease) in net assets	(59,218)	22,218	(32,906)	14,415	(231,871)

Net assets, beginning of period	1,365,991	1,046,478	2,633,340	1,031,522	2,089,607

Net assets, end of period	$1,306,773	$1,068,696	$2,600,434	$1,045,937	$1,857,736

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY SERIES			T. ROWE PRICE FIXED INCOME SERIES	THIRD AVENUE VARIABLE SERIES TRUST	TIMOTHY PLAN VARIABLE SERIES		TORTOISE VARIABLE INSURANCE PORTFOLIO	VANECK VIP TRUST
BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED- TERM BOND II	VALUE	CONSERVATIVE GROWTH	STRATEGIC GROWTH	MLP & PIPELINE	EMERGING MARKETS
$—	$266,315	$—	$180,713	$40,244	$15,852	$16,377	$77,405	$77,292
—	—	—	—	7	—	—	—	59
1,587	20	517	248	52	—	—	190	992

1,587	20	517	248	59	—	—	190	1,051

(1,587)	266,295	(517)	180,465	40,185	15,852	16,377	77,215	76,241

10,046,155	161,748	1,678,120	(110,208)	56,619	(18,375)	26,991	(196,746)	3,589,421
—	25,636	37,862	—	—	—	—	—	—
1,956,912	1,317,696	1,216,644	—	—	—	—	—	—

12,003,067	1,505,080	2,932,626	(110,208)	56,619	(18,375)	26,991	(196,746)	3,589,421

(11,375,552)	(3,222,941)	(3,392,319)	50,458	(538,098)	(114,568)	(226,504)	(1,655,154)	(10,629,407)

$625,928	$(1,451,566)	$(460,210)	$120,715	$(441,294)	$(117,091)	$(183,136)	$(1,774,685)	$(6,963,745)

T. ROWE PRICE EQUITY SERIES			T. ROWE PRICE FIXED INCOME SERIES	THIRD AVENUE VARIABLE SERIES TRUST	TIMOTHY PLAN VARIABLE SERIES		TORTOISE VARIABLE INSURANCE PORTFOLIO	VANECK VIP TRUST
BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED- TERM BOND II	VALUE	CONSERVATIVE GROWTH	STRATEGIC GROWTH	MLP & PIPELINE	EMERGING MARKETS
$(1,587)	$266,295	$(517)	$180,465	$40,185	$15,852	$16,377	$77,215	$76,241
12,003,067	1,505,080	2,932,626	(110,208)	56,619	(18,375)	26,991	(196,746)	3,589,421
(11,375,552)	(3,222,941)	(3,392,319)	50,458	(538,098)	(114,568)	(226,504)	(1,655,154)	(10,629,407)

625,928	(1,451,566)	(460,210)	120,715	(441,294)	(117,091)	(183,136)	(1,774,685)	(6,963,745)

2,048,330	428,688	497,356	299,898	15,078	13,181	19,008	19,230	925,712
(3,995,333)	(782,767)	(1,606,995)	(1,534,379)	(56,596)	(260,123)	(575,496)	(324,046)	(1,204,385)
3,825,145	428,233	3,470,093	8,624,832	(118,865)	22,029	(292,353)	3,070,817	(2,358,507)

1,878,142	74,154	2,360,454	7,390,351	(160,383)	(224,913)	(848,841)	2,766,001	(2,637,180)

2,504,070	(1,377,412)	1,900,244	7,511,066	(601,677)	(342,004)	(1,031,977)	991,316	(9,600,925)

53,561,417	14,794,360	18,197,117	6,911,443	2,325,236	1,234,597	2,230,312	6,923,123	32,369,671

$56,065,487	$13,416,948	$20,097,361	$14,422,509	$1,723,559	$892,593	$1,198,335	$7,914,439	$22,768,746

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	VANECK VIP TRUST (continued)			VANGUARD VARIABLE INSURANCE FUND
	GLOBAL GOLD	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED	CAPITAL GROWTH
Investment income:
Income dividends from investments in portfolio shares	$110,254	$—	$100,784	$2,100,535	$331,749
Expenses:
Mortality and expense administrative fees	—	1	—	—	—
Mortality and expense risk fees	65	31	7	237,297	98,595

Total Expenses	65	32	7	237,297	98,595

Net investment income (expense)	110,189	(32)	100,777	1,863,238	233,154

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(424,028)	(163,928)	(156,558)	394,148	3,749,805
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	413,108	10,518
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	4,021,755	1,030,695

Net realized gain (loss) on investments in portfolio shares	(424,028)	(163,928)	(156,558)	4,829,011	4,791,018

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(211,580)	(946,204)	(49,426)	(10,529,938)	(5,624,905)

Net increase (decrease) in net assets from operations	$(525,419)	$(1,110,164)	$(105,207)	$(3,837,689)	$(600,733)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2018

	VANECK VIP TRUST (continued)			VANGUARD VARIABLE INSURANCE FUND
	GLOBAL GOLD	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED	CAPITAL GROWTH
Changes from operations:
Net investment income (expense)	$110,189	$(32)	$100,777	$1,863,238	$233,154
Net realized gain (loss) on investments in portfolio shares	(424,028)	(163,928)	(156,558)	4,829,011	4,791,018
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(211,580)	(946,204)	(49,426)	(10,529,938)	(5,624,905)

Net increase (decrease) in net assets from operations	(525,419)	(1,110,164)	(105,207)	(3,837,689)	(600,733)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	24,706	102,590	4,681	2,894,035	1,316,491
Contract Redemptions	(121,580)	(244,237)	(175,937)	(5,117,021)	(2,911,859)
Net Transfers	33,722	(235,665)	(57,774)	14,209,431	1,989,340

Net increase (decrease) in net assets from contract owners’ transactions	(63,152)	(377,312)	(229,030)	11,986,445	393,972

Net increase (decrease) in net assets	(588,571)	(1,487,476)	(334,237)	8,148,756	(206,761)

Net assets, beginning of period	3,830,027	3,917,997	1,413,940	86,268,703	33,816,726

Net assets, end of period	$3,241,456	$2,430,521	$1,079,703	$94,417,459	$33,609,965

The accompanying notes are an integral part of these financial statements.

VANGUARD VARIABLE INSURANCE FUND (continued)
DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE

$395,926	$2,021,613	$2,347,868	$116,206	$2,005,333	$883,352	$793,491	$1,741,077	$2,702,970

—	—	—	—	—	—	—	—	—
39,657	186,079	419,648	114,800	105,671	328,929	179,382	146,563	425,173

39,657	186,079	419,648	114,800	105,671	328,929	179,382	146,563	425,173

356,269	1,835,534	1,928,220	1,406	1,899,662	554,423	614,109	1,594,514	2,277,797

(160,632)	1,795,230	4,794,912	2,125,397	389,375	3,315,431	405,271	(1,029,012)	(221,335)

5,988	645,793	56,092	205,752	—	565,878	112,006	24,983	—

767,809	4,686,859	2,229,340	1,592,403	—	2,390,419	3,114,210	2,109,914	—

613,165	7,127,882	7,080,344	3,923,552	389,375	6,271,728	3,631,487	1,105,885	(221,335)

(2,291,816)	(14,826,934)	(18,754,416)	(4,904,057)	(3,573,270)	(24,659,207)	(11,882,380)	(6,889,999)	(385,827)

$(1,322,382)	$(5,863,518)	$(9,745,852)	$(979,099)	$(1,284,233)	$(17,833,056)	$(7,636,784)	$(4,189,600)	$1,670,635

VANGUARD VARIABLE INSURANCE FUND (continued)
DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE

$356,269	$1,835,534	$1,928,220	$1,406	$1,899,662	$554,423	$614,109	$1,594,514	$2,277,797
613,165	7,127,882	7,080,344	3,923,552	389,375	6,271,728	3,631,487	1,105,885	(221,335)

(2,291,816)	(14,826,934)	(18,754,416)	(4,904,057)	(3,573,270)	(24,659,207)	(11,882,380)	(6,889,999)	(385,827)

(1,322,382)	(5,863,518)	(9,745,852)	(979,099)	(1,284,233)	(17,833,056)	(7,636,784)	(4,189,600)	1,670,635

739,153	1,517,647	5,094,947	1,409,215	1,386,808	5,371,630	2,412,518	1,086,199	4,573,313
(667,500)	(3,662,935)	(5,860,328)	(5,543,904)	(4,056,615)	(5,036,756)	(2,602,071)	(2,671,427)	(10,801,916)
(696,967)	23,216,421	43,461,418	11,707,569	1,494,495	31,233,374	14,994,089	11,520,216	67,134,401

(625,314)	21,071,133	42,696,037	7,572,880	(1,175,312)	31,568,248	14,804,536	9,934,988	60,905,798

(1,947,696)	15,207,615	32,950,185	6,593,781	(2,459,545)	13,735,192	7,167,752	5,745,388	62,576,433

16,048,125	80,413,110	128,914,835	34,349,603	40,691,440	101,636,135	60,429,861	62,103,303	140,466,360

$14,100,429	$95,620,725	$161,865,020	$40,943,384	$38,231,895	$115,371,327	$67,597,613	$67,848,691	$203,042,793

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2018

	VANGUARD VARIABLE INSURANCE FUNDS (continued)			VIRTUS VARIABLE INSURANCE TRUST
	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	DUFF & PELPS INTERNATIONAL	DUFF & PHELPS REAL ESTATE SECURITIES
Investment income:
Income dividends from investments in portfolio shares	$137,423	$4,625,423	$2,450,215	$44,411	$78,357
Expenses:
Mortality and expense administrative fees	—	—	—	—	—
Mortality and expense risk fees	102,926	569,021	442,283	81	17

Total Expenses	102,926	569,021	442,283	81	17

Net investment income (expense)	34,497	4,056,402	2,007,932	44,330	78,340

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,392,096	(1,020,863)	2,857,908	(188,894)	(378,827)
Net realized short-term capital gain distributions from investments in portfolio shares	938,252	—	78,433	—	11,124
Net realized long-term capital gain distributions from investments in portfolio shares	2,780,602	391,515	6,185,589	—	350,499

Net realized gain (loss) on investments in portfolio shares	5,110,950	(629,348)	9,121,930	(188,894)	(17,204)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(8,930,145)	(3,378,856)	(21,935,494)	(109,672)	(368,614)

Net increase (decrease) in net assets from operations	$(3,784,698)	$48,198	$(10,805,632)	$(254,236)	$(307,478)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2018

	VANGUARD VARIABLE INSURANCE FUNDS (continued)			VIRTUS VARIABLE INSURANCE TRUST
	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	DUFF & PELPS INTERNATIONAL	DUFF & PHELPS REAL ESTATE SECURITIES
Changes from operations:
Net investment income (expense)	$34,497	$4,056,402	$2,007,932	$44,330	$78,340
Net realized gain (loss) on investments in portfolio shares	5,110,950	(629,348)	9,121,930	(188,894)	(17,204)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(8,930,145)	(3,378,856)	(21,935,494)	(109,672)	(368,614)

Net increase (decrease) in net assets from operations	(3,784,698)	48,198	(10,805,632)	(254,236)	(307,478)

Changes from contract owners’ transactions:
Net contract purchase payments (including breakage)	1,480,622	8,542,477	7,311,771	3,828	100,250
Contract Redemptions	(2,927,021)	(10,831,688)	(6,738,420)	(114,103)	(244,309)
Net Transfers	7,460,849	60,656,662	28,637,590	(126,781)	520,213

Net increase (decrease) in net assets from contract owners’ transactions	6,014,450	58,367,451	29,210,941	(237,056)	376,154

Net increase (decrease) in net assets	2,229,752	58,415,649	18,405,309	(491,292)	68,676

Net assets, beginning of period	32,655,090	185,707,730	146,131,364	1,586,772	4,515,447

Net assets, end of period	$34,884,842	$244,123,379	$164,536,673	$1,095,480	$4,584,123

* See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

VIRTUS VARIABLE INSURANCE TRUST (continued)		WELLS FARGO VT FUNDS		WESTCHESTER CAPITAL MANAGEMENT	WILSHIRE VARIABLE INSURANCE TRUST		TOTAL (UNAUDITED)
NEWFLEET MULTI-SECTOR INTERMEDIATE BOND	RAMPART EQUITY TREND(s)*	DISCOVERY	OPPORTUNITY	MERGER FUND VL	2015 ETF(t)*	2035 ETF(t)*

$383,284	$198	$—	$2,036	$136,545	$1,264	$611	$101,767,118
—	—	195	—	—	—	—	2,022
34	19	1,696	5	75	—	—	5,359,595

34	19	1,891	5	75	—	—	5,361,617

383,250	179	(1,891)	2,031	136,470	1,264	611	96,405,501

(117,512)	(26,359)	222,155	(1,125)	35,047	(11,410)	(3,695)	17,218,896
—	18,805	57,163	10,868	218,750	119	58	33,263,206
—	125,363	557,005	91,649	—	2,896	2,353	117,569,717

(117,512)	117,809	836,323	101,392	253,797	(8,395)	(1,284)	168,051,819

(574,180)	(95,752)	(1,182,736)	(182,003)	643,835	5,393	(1,114)	(577,083,713)

$(308,442)	$22,236	$(348,304)	$(78,580)	$1,034,102	$(1,738)	$(1,787)	$(312,626,393)

VIRTUS VARIABLE INSURANCE TRUST (continued)		WELLS FARGO VT FUNDS		WESTCHESTER CAPITAL MANAGEMENT	WILSHIRE VARIABLE INSURANCE TRUST		TOTAL (UNAUDITED)
NEWFLEET MULTI-SECTOR INTERMEDIATE BOND	RAMPART EQUITY TREND(s)*	DISCOVERY	OPPORTUNITY	MERGER FUND VL	2015 ETF(t)*	2035 ETF(t)*

$383,250	$179	$(1,891)	$2,031	$136,470	$1,264	$611	$96,405,501
(117,512)	117,809	836,323	101,392	253,797	(8,395)	(1,284)	168,051,819
(574,180)	(95,752)	(1,182,736)	(182,003)	643,835	5,393	(1,114)	(577,083,713)

(308,442)	22,236	(348,304)	(78,580)	1,034,102	(1,738)	(1,787)	(312,626,393)

284,562	7,499	83,716	25,005	173,348	—	—	1,144,040,469
(762,939)	(2,057)	(316,983)	(11,558)	(1,651,195)	(751)	(22)	(461,551,872)
(3,860,800)	(753,880)	(11,469)	9,520	8,537,658	(47,664)	(32,074)	92

(4,339,177)	(748,438)	(244,736)	22,967	7,059,811	(48,415)	(32,096)	682,488,689

(4,647,619)	(726,202)	(593,040)	(55,613)	8,093,913	(50,153)	(33,883)	369,862,296

13,756,068	726,202	5,189,150	1,037,292	13,306,540	50,153	33,883	4,907,679,278

$9,108,449	$—	$4,596,110	$981,679	$21,400,453	$—	$—	$5,277,541,574

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

For the Year Ended December 31, 2017

	AB VARIABLE PRODUCTS SERIES FUND
	DYNAMIC ASSET ALLOCATION	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE
Investment income:
Income dividends from investments in portfolio shares	$25,447	$4,593	$144,825	$24,845	$49,028
Expenses:
Mortality and expense risk fees	852	2,105	4	—	—

Net investment income (expense)	24,595	2,488	144,821	24,845	49,028

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	59,852	213,235	268,519	327,500	431,755
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	79,164	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	777,950	—	—

Net realized gain (loss) on investments in portfolio shares	59,852	213,235	1,125,633	327,500	431,755

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	41,141	77,133	577,289	157,071	112,909

Net increase (decrease) in net assets from operations	$125,588	$292,856	$1,847,743	$509,416	$593,692

Statements of Changes in Net Assets For the Year Ended December 31, 2017

	AB VARIABLE PRODUCTS SERIES FUND
	DYNAMIC ASSET ALLOCATION	GLOBAL THEMATIC GROWTH	GROWTH AND INCOME	INTERNATIONAL GROWTH	INTERNATIONAL VALUE
Changes from operations:
Net investment income (expense)	$24,595	$2,488	$144,821	$24,845	$49,028
Net realized gain (loss) on investments in portfolio shares	59,852	213,235	1,125,633	327,500	431,755
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	41,141	77,133	577,289	157,071	112,909

Net increase (decrease) in net assets from operations	125,588	292,856	1,847,743	509,416	593,692

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	51,919	7,695	258,316	10,465	16,923
Contract redemptions	(80,952)	(272,331)	(1,056,169)	(122,328)	(164,766)
Net transfers	111,851	1,277,078	1,049,077	1,928,840	152,153

Net increase (decrease) in net assets from contract owners’ transactions	82,818	1,012,442	251,224	1,816,977	4,310

Net increase (decrease) in net assets	208,406	1,305,298	2,098,967	2,326,393	598,002

Net assets, beginning of period	472,125	302,415	10,174,289	1,295,086	1,651,539

Net assets, end of period	$680,531	$1,607,713	$12,273,256	$3,621,479	$2,249,541

The accompanying notes are an integral part of these financial statements.

AB VARIABLE PRODUCTS SERIES FUND (continued)		ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS				ALPS VARIABLE INVESTMENT TRUST
SMALL CAP GROWTH	SMALL-MID CAP VALUE	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	ALPS/ ALERIAN ENERGY INFRA- STRUCTURE	ALPS/ RED ROCKS LISTED PRIVATE EQUITY

$—	$23,391	$—	$26,752	$—	$—	$—	$232,818	$20,425

—	13	12	892	192	897	176	20	29

—	23,378	(12)	25,860	(192)	(897)	(176)	232,798	20,396

(127,850)	395,295	(271,929)	951,091	200,225	340,567	(3,632)	868,999	175,603
—	—	—	110,161	—	—	—	—	—
—	476,171	—	930,040	223,688	38,502	—	—	—

(127,850)	871,466	(271,929)	1,991,292	423,913	379,069	(3,632)	868,999	175,603

367,988	327,399	809,646	1,937,043	77,838	18,131	50,848	(1,177,025)	(16,640)

$240,138	$1,222,243	$537,705	$3,954,195	$501,559	$396,303	$47,040	$(75,228)	$179,359

AB VARIABLE PRODUCTS SERIES FUND (continued)		ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS				ALPS VARIABLE INVESTMENT TRUST
SMALL CAP GROWTH	SMALL-MID CAP VALUE	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	MID CAP GROWTH	SMALL CAP GROWTH	ALPS/ ALERIAN ENERGY INFRA- STRUCTURE	ALPS/ RED ROCKS LISTED PRIVATE EQUITY

$—	$23,378	$(12)	$25,860	$(192)	$(897)	$(176)	$232,798	$20,396
(127,850)	871,466	(271,929)	1,991,292	423,913	379,069	(3,632)	868,999	175,603
367,988	327,399	809,646	1,937,043	77,838	18,131	50,848	(1,177,025)	(16,640)

240,138	1,222,243	537,705	3,954,195	501,559	396,303	47,040	(75,228)	179,359

2,398	203,750	262,405	262,078	315,591	49,535	2	258,215	51,722
(221,367)	(743,380)	(477,994)	(1,143,894)	(39,492)	(41,195)	(3,822)	(350,941)	(85,250)
(47,337)	(695,709)	(1,017,695)	1,764,852	(545,445)	152,282	(11,709)	1,220,080	260,910

(266,306)	(1,235,339)	(1,233,284)	883,036	(269,346)	160,622	(15,529)	1,127,354	227,382

(26,168)	(13,096)	(695,579)	4,837,231	232,213	556,925	31,511	1,052,126	406,741

868,518	10,347,623	5,476,689	12,495,535	1,983,286	1,191,080	168,420	11,787,565	486,632

$842,350	$10,334,527	$4,781,110	$17,332,766	$2,215,499	$1,748,005	$199,931	$12,839,691	$893,373

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	ALPS VARIABLE INVESTMENT TRUST (MORNINGSTAR ETF ASSET ALLOCATION)
	AGGRESSIVE GROWTH	BALANCED	CONSERVATIVE	GROWTH	INCOME AND GROWTH
Investment income:
Income dividends from investments in portfolio shares	$32,525	$184,552	$74,506	$129,799	$72,546
Expenses:
Mortality and expense risk fees	188	517	24	23	22

Net investment income (expense)	32,337	184,035	74,482	129,776	72,524

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	9,894	(20,098)	2,285	77,871	(40,239)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	159,895	696,720	20,284	505,930	192,099

Net realized gain (loss) on investments in portfolio shares	169,789	676,622	22,569	583,801	151,860

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	160,057	483,926	164,055	620,394	89,620

Net increase (decrease) in net assets from operations	$362,183	$1,344,583	$261,106	$1,333,971	$314,004

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2017
	ALPS VARIABLE INVESTMENT TRUST (MORNINGSTAR ETF ASSET ALLOCATION)
	AGGRESSIVE GROWTH	BALANCED	CONSERVATIVE	GROWTH	INCOME AND GROWTH
Changes from operations:
Net investment income (expense)	$32,337	$184,035	$74,482	$129,776	$72,524
Net realized gain (loss) on investments in portfolio shares	169,789	676,622	22,569	583,801	151,860
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	160,057	483,926	164,055	620,394	89,620

Net increase (decrease) in net assets from operations	362,183	1,344,583	261,106	1,333,971	314,004

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	258,282	727,240	66,028	684,336	395,737
Contract redemptions	(27,740)	(623,428)	(499,242)	(153,646)	(245,191)
Net transfers	1,097,565	158,839	720,824	1,646,639	839,510

Net increase (decrease) in net assets from contract owners’ transactions	1,328,107	262,651	287,610	2,177,329	990,056

Net increase (decrease) in net assets	1,690,290	1,607,234	548,716	3,511,300	1,304,060

Net assets, beginning of period	1,202,113	9,998,222	3,714,989	6,579,689	2,945,990

Net assets, end of period	$2,892,403	$11,605,456	$4,263,705	$10,090,989	$4,250,050

The accompanying notes are an integral part of these financial statements.

AMERICAN CENTURY VARIABLE PORTFOLIOS								AMERICAN FUNDS INSURANCE SERIES
BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	MID CAP VALUE	ULTRA	VALUE	ASSET ALLOCATION

$146,047	$209,569	$219,449	$18,756	$62,828	$134,671	$11,792	$190,485	$296,974

2	14	6	65	—	—	3	8	21

146,045	209,555	219,443	18,691	62,828	134,671	11,789	190,477	296,953

15,778	10,329	(13,909)	60,413	(113,894)	357,366	460,239	754,630	398,325
103,408	54,610	—	—	—	—	—	—	11,735
274,746	148,716	—	—	290,579	198,240	149,915	—	815,201

393,932	213,655	(13,909)	60,413	176,685	555,606	610,154	754,630	1,225,261

634,788	1,237,228	76,199	516,464	92,832	281,626	551,320	33,068	1,200,459

$1,174,765	$1,660,438	$281,733	$595,568	$332,345	$971,903	$1,173,263	$978,175	$2,722,673

AMERICAN CENTURY VARIABLE PORTFOLIOS								AMERICAN FUNDS INSURANCE SERIES
BALANCED	INCOME & GROWTH	INFLATION PROTECTION	INTERNATIONAL	LARGE COMPANY VALUE	MID CAP VALUE	ULTRA	VALUE	ASSET ALLOCATION

$146,045	$209,555	$219,443	$18,691	$62,828	$134,671	$11,789	$190,477	$296,953
393,932	213,655	(13,909)	60,413	176,685	555,606	610,154	754,630	1,225,261
634,788	1,237,228	76,199	516,464	92,832	281,626	551,320	33,068	1,200,459

1,174,765	1,660,438	281,733	595,568	332,345	971,903	1,173,263	978,175	2,722,673

96,530	82,228	145,033	946	880	74,914	105,594	350,831	1,250,006
(412,845)	(347,503)	(673,678)	(92,878)	(113,310)	(499,248)	(143,270)	(755,259)	(2,323,591)
2,818,651	(36,089)	684,380	126,227	(2,789,244)	(2,196,824)	1,756,407	(1,188,162)	7,478,413

2,502,336	(301,364)	155,735	34,295	(2,901,674)	(2,621,158)	1,718,731	(1,592,590)	6,404,828

3,677,101	1,359,074	437,468	629,863	(2,569,329)	(1,649,255)	2,891,994	(614,415)	9,127,501

7,346,415	8,798,341	8,033,000	1,933,235	4,879,854	9,967,826	2,716,992	12,636,327	14,968,699

$11,023,516	$10,157,415	$8,470,468	$2,563,098	$2,310,525	$8,318,571	$5,608,986	$12,021,912	$24,096,200

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	AMERICAN FUNDS INSURANCE SERIES (continued)
	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND	GROWTH	GROWTH- INCOME
Investment income:
Income dividends from investments in portfolio shares	$262,731	$110,164	$7,720	$126,547	$257,156
Expenses:
Mortality and expense risk fees	129	137	4	1,123	648

Net investment income (expense)	262,602	110,027	7,716	125,424	256,508

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	484,598	(4,260)	21,467	521,471	(78,535)
Net realized short-term capital gain distributions from investments in portfolio shares	58,250	46,209	12,570	59,732	13,410
Net realized long-term capital gain distributions from investments in portfolio shares	429,019	16,447	180	2,320,470	1,057,306

Net realized gain (loss) on investments in portfolio shares	971,867	58,396	34,217	2,901,673	992,181

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	828,860	18,044	75,727	2,347,574	2,045,675

Net increase (decrease) in net assets from operations	$2,063,329	$186,467	$117,660	$5,374,671	$3,294,364

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2017

	AMERICAN FUNDS INSURANCE SERIES (continued)
	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND	GROWTH	GROWTH- INCOME
Changes from operations:
Net investment income (expense)	$262,602	$110,027	$7,716	$125,424	$256,508
Net realized gain (loss) on investments in portfolio shares	971,867	58,396	34,217	2,901,673	992,181
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	828,860	18,044	75,727	2,347,574	2,045,675

Net increase (decrease) in net assets from operations	2,063,329	186,467	117,660	5,374,671	3,294,364

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	549,189	120,119	63,958	1,741,902	1,137,184
Contract redemptions	(712,571)	(382,111)	(104,825)	(1,298,107)	(1,458,337)
Net transfers	3,059,234	3,374,882	423,800	13,266,672	7,530,656

Net increase (decrease) in net assets from contract owners’ transactions	2,895,852	3,112,890	382,933	13,710,467	7,209,503

Net increase (decrease) in net assets	4,959,181	3,299,357	500,593	19,085,138	10,503,867

Net assets, beginning of period	10,342,281	3,142,437	1,577,321	13,690,541	11,618,598

Net assets, end of period	$15,301,462	$6,441,794	$2,077,914	$32,775,679	$22,122,465

The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS INSURANCE SERIES (continued)
HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MANAGED RISK GROWTH	MANAGED RISK GROWTH- INCOME	MANAGED RISK INTERNATIONAL	MORTGAGE	NEW WORLD

$676,229	$259,879	$16,297	$37,349	$666	$415	$281	$40,614	$110,332

14	145	26	2	—	—	—	6	32

676,215	259,734	16,271	37,347	666	415	281	40,608	110,300

323,430	(281,582)	64,982	33,877	212	3	(16)	(26,120)	431,403
—	5,844	—	—	—	—	—	6,228	—
—	184,510	20,045	39,144	3,776	1,720	438	12,740	—

323,430	(91,228)	85,027	73,021	3,988	1,723	422	(7,152)	431,403

(489,463)	4,207,178	198,371	230,791	46,807	5,604	8,779	(10,939)	1,914,938

$510,182	$4,375,684	$299,669	$341,159	$51,461	$7,742	$9,482	$22,517	$2,456,641

AMERICAN FUNDS INSURANCE SERIES (continued)
HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MANAGED RISK GROWTH	MANAGED RISK GROWTH- INCOME	MANAGED RISK INTERNATIONAL	MORTGAGE	NEW WORLD

$676,215	$259,734	$16,271	$37,347	$666	$415	$281	$40,608	$110,300
323,430	(91,228)	85,027	73,021	3,988	1,723	422	(7,152)	431,403
(489,463)	4,207,178	198,371	230,791	46,807	5,604	8,779	(10,939)	1,914,938

510,182	4,375,684	299,669	341,159	51,461	7,742	9,482	22,517	2,456,641

1,270,021	1,097,065	1,781	54,722	—	—	—	35,492	762,410
(847,948)	(794,048)	(346,848)	(96,305)	(5,351)	(234)	(340)	(222,953)	(388,145)
2,099,986	6,956,902	1,526,384	1,413,695	—	(471)	—	650,293	7,631,304

2,522,059	7,259,919	1,181,317	1,372,112	(5,351)	(705)	(340)	462,832	8,005,569

3,032,241	11,635,603	1,480,986	1,713,271	46,110	7,037	9,142	485,349	10,462,210

7,711,276	11,330,506	1,804,276	1,334,967	200,921	38,379	33,171	2,704,325	5,294,803

$10,743,517	$22,966,109	$3,285,262	$3,048,238	$247,031	$45,416	$42,313	$3,189,674	$15,757,013

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	AMUNDI PIONEER ASSET MANAGEMENT (a)*
	BOND	EMERGING MARKETS (b)*	EQUITY INCOME	FUND	HIGH YIELD
Investment income:
Income dividends from investments in portfolio shares	$333,319	$—	$126,477	$6,297	$133,718
Expenses:
Mortality and expense risk fees	554	4	352	10	—

Net investment income (expense)	332,765	(4)	126,125	6,287	133,718

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	19,536	495,534	400,175	(30,530)	60,723
Net realized short-term capital gain distributions from investments in portfolio shares	27,036	—	3,003	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	16,402	—	706,929	96,402	—

Net realized gain (loss) on investments in portfolio shares	62,974	495,534	1,110,107	65,872	60,723

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	44,247	(1,099)	56,117	21,271	(15,611)

Net increase (decrease) in net assets from operations	$439,986	$494,431	$1,292,349	$93,430	$178,830

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2017

	AMUNDI PIONEER ASSET MANAGEMENT (a)*
	BOND	EMERGING MARKETS (b)*	EQUITY INCOME	FUND	HIGH YIELD
Changes from operations:
Net investment income (expense)	$332,765	$(4)	$126,125	$6,287	$133,718
Net realized gain (loss) on investments in portfolio shares	62,974	495,534	1,110,107	65,872	60,723
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	44,247	(1,099)	56,117	21,271	(15,611)

Net increase (decrease) in net assets from operations	439,986	494,431	1,292,349	93,430	178,830

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	270,017	69,945	103,634	(5)	114,520
Contract redemptions	(744,330)	(64,804)	(355,350)	(9,923)	(310,683)
Net transfers	2,163,058	(1,784,103)	2,975,892	(77,802)	(136,422)

Net increase (decrease) in net assets from contract owners’ transactions	1,688,745	(1,778,962)	2,724,176	(87,730)	(332,585)

Net increase (decrease) in net assets	2,128,731	(1,284,531)	4,016,525	5,700	(153,755)

Net assets, beginning of period	12,502,649	1,284,531	7,451,341	1,022,991	3,036,363

Net assets, end of period	$14,631,380	$—	$11,467,866	$1,028,691	$2,882,608

* See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

AMUNDI PIONEER ASSET MANAGEMENT (continued) (a)*		BLACKROCK VARIABLE SERIES FUNDS
MID CAP VALUE	STRATEGIC INCOME	ADVANTAGE LARGE CAP CORE (c)*	ADVANTAGE LARGE CAP VALUE (d)*	CAPITAL APPRECIATION	EQUITY DIVIDEND	GLOBAL ALLOCATION	HIGH YIELD	iSHARES ALTERNATIVE STRATEGIES

$8,148	$437,535	$14,812	$23,744	$—	$102,566	$248,473	$1,103,285	$71,580

—	2	317	4	—	9	916	26	18

8,148	437,533	14,495	23,740	—	102,557	247,557	1,103,259	71,562

87,522	96,016	24,331	18,305	1,299	125,799	(301,014)	597,781	10,927
15,339	13,101	36,198	50,649	958	51,961	226,598	—	—
90,335	—	363,325	393,756	4,009	310,310	—	—	—

193,196	109,117	423,854	462,710	6,266	488,070	(74,416)	597,781	10,927

(49,454)	66,555	(222,581)	(303,709)	6,979	366,761	2,261,211	(298,391)	124,660

$151,890	$613,205	$215,768	$182,741	$13,245	$957,388	$2,434,352	$1,402,649	$207,149

AMUNDI PIONEER ASSET MANAGEMENT (continued) (a)*		BLACKROCK VARIABLE SERIES FUNDS
MID CAP VALUE	STRATEGIC INCOME	ADVANTAGE LARGE CAP CORE (c)*	ADVANTAGE LARGE CAP VALUE (d)*	CAPITAL APPRECIATION	EQUITY DIVIDEND	GLOBAL ALLOCATION	HIGH YIELD	iSHARES ALTERNATIVE STRATEGIES

$8,148	$437,533	$14,495	$23,740	$—	$102,557	$247,557	$1,103,259	$71,562
193,196	109,117	423,854	462,710	6,266	488,070	(74,416)	597,781	10,927
(49,454)	66,555	(222,581)	(303,709)	6,979	366,761	2,261,211	(298,391)	124,660

151,890	613,205	215,768	182,741	13,245	957,388	2,434,352	1,402,649	207,149

16,274	129,497	43,828	5,630	—	177,080	671,825	1,769,687	123,102
(43,541)	(526,424)	(349,727)	(90,802)	(28,945)	(518,181)	(848,189)	(2,526,162)	(196,359)
(230,751)	578,407	719,664	1,116,647	—	1,626,541	(958,946)	(5,138,235)	1,587,451

(258,018)	181,480	413,765	1,031,475	(28,945)	1,285,440	(1,135,310)	(5,894,710)	1,514,194

(106,128)	794,685	629,533	1,214,216	(15,700)	2,242,828	1,299,042	(4,492,061)	1,721,343

1,392,367	12,945,492	812,994	659,928	47,280	5,017,902	18,386,363	25,943,098	1,192,141

$1,286,239	$13,740,177	$1,442,527	$1,874,144	$31,580	$7,260,730	$19,685,405	$21,451,037	$2,913,484

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	BLACKROCK VARIABLE SERIES FUNDS (continued)				CALVERT VARIABLE INSURANCE PRODUCT
	iSHARES DYNAMIC FIXED INCOME	LARGE CAP FOCUS GROWTH (e)*	TOTAL RETURN	U.S. GOVERNMENT BOND	SRI BALANCED
Investment income:
Income dividends from investments in portfolio shares	$15,887	$129	$220,648	$23,169	$25,012
Expenses:
Mortality and expense risk fees	—	4	19	1	—

Net investment income (expense)	15,887	125	220,629	23,168	25,012

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,140	209,182	(15,720)	(42,245)	6,729
Net realized short-term capital gain distributions from investments in portfolio shares	—	47,961	—	—	768
Net realized long-term capital gain distributions from investments in portfolio shares	—	514,526	—	—	11,961

Net realized gain (loss) on investments in portfolio shares	1,140	771,669	(15,720)	(42,245)	19,458

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	8,149	(218,144)	100,399	36,384	48,278

Net increase (decrease) in net assets from operations	$25,176	$553,650	$305,308	$17,307	$92,748

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	BLACKROCK VARIABLE SERIES FUNDS (continued)				CALVERT VARIABLE INSURANCE PRODUCT
	iSHARES DYNAMIC FIXED INCOME	LARGE CAP FOCUS GROWTH (e)*	TOTAL RETURN	U.S. GOVERNMENT BOND	SRI BALANCED
Changes from operations:
Net investment income (expense)	$15,887	$125	$220,629	$23,168	$25,012
Net realized gain (loss) on investments in portfolio shares	1,140	771,669	(15,720)	(42,245)	19,458
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	8,149	(218,144)	100,399	36,384	48,278

Net increase (decrease) in net assets from operations	25,176	553,650	305,308	17,307	92,748

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	116,569	245,302	296,525	8,786	58,314
Contract redemptions	(90,437)	(199,982)	(567,832)	(61,002)	(7,915)
Net transfers	273,395	2,452,307	2,956,277	(869,460)	678,552

Net increase (decrease) in net assets from contract owners’ transactions	299,527	2,497,627	2,684,970	(921,676)	728,951

Net increase (decrease) in net assets	324,703	3,051,277	2,990,278	(904,369)	821,699

Net assets, beginning of period	554,062	873,417	9,984,727	2,087,903	482,343

Net assets, end of period	$878,765	$3,924,694	$12,975,005	$1,183,534	$1,304,042

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

COLUMBIA FUNDS VARIABLE SERIES TRUST					CREDIT SUISSE TRUST	DFA INVESTMENT DIMENSIONS
AQR MANAGED FUTURES STRATEGY	SELECT LARGE-CAP VALUE	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY	STRATEGIC INCOME	COMMODITY RETURN STRATEGY	VA EQUITY ALLOCATION (s)*	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION

$35,062	$—	$—	$—	$73,823	$135,089	$10,898	$1,643,661	$719,895
1	36	—	331	9	—	302	129,625	118,561
35,061	(36)	—	(331)	73,814	135,089	10,596	1,514,036	601,334

(424,102)	584,228	506,388	(787,120)	(2,698)	(36,059)	3	(85,079)	117,299

—	—	—	480,029	—	—	14	—	6,236
—	—	—	3,368,367	—	—	—	44,762	311,953

(424,102)	584,228	506,388	3,061,276	(2,698)	(36,059)	17	(40,317)	435,488

344,733	463,158	(177,173)	469,977	(1,082)	(82,674)	14,129	99,558	3,481,437

$(44,308)	$1,047,350	$329,215	$3,530,922	$70,034	$16,356	$24,742	$1,573,277	$4,518,259

COLUMBIA FUNDS VARIABLE SERIES TRUST					CREDIT SUISSE TRUST	DFA INVESTMENT DIMENSIONS
AQR MANAGED FUTURES STRATEGY	SELECT LARGE-CAP VALUE	SELECT SMALLER-CAP VALUE	SELIGMAN GLOBAL TECHNOLOGY	STRATEGIC INCOME	COMMODITY RETURN STRATEGY	VA EQUITY ALLOCATION (s)*	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION

$35,061	$(36)	$—	$(331)	$73,814	$135,089	$10,596	$1,514,036	$601,334
(424,102)	584,228	506,388	3,061,276	(2,698)	(36,059)	17	(40,317)	435,488
344,733	463,158	(177,173)	469,977	(1,082)	(82,674)	14,129	99,558	3,481,437

(44,308)	1,047,350	329,215	3,530,922	70,034	16,356	24,742	1,573,277	4,518,259

311,750	124,959	50,915	250,104	14,684	2,931	—	2,317,315	2,659,983
(607,539)	(177,354)	(236,619)	(1,864,692)	(53,795)	(78,505)	(72)	(5,004,119)	(1,328,039)
3,095,333	3,338,859	(2,847,762)	5,306,675	1,867,709	(5,110)	934,846	17,627,856	12,522,075

2,799,544	3,286,464	(3,033,466)	3,692,087	1,828,598	(80,684)	934,774	14,941,052	13,854,019

2,755,236	4,333,814	(2,704,251)	7,223,009	1,898,632	(64,328)	959,516	16,514,329	18,372,278

9,629,312	3,898,160	5,342,490	7,565,213	565,973	1,745,734	—	78,591,759	24,928,664

$12,384,548	$8,231,974	$2,638,239	$14,788,222	$2,464,605	$1,681,406	$959,516	$95,106,088	$43,300,942

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	DFA INVESTMENT DIMENSIONS (continued)
	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE
Investment income:
Income dividends from investments in portfolio shares	$1,332,779	$2,238,941	$434,430	$2,023,024	$712,749
Expenses:
Mortality and expense risk fees	95,054	145,796	65,464	208,416	127,853

Net investment income (expense)	1,237,725	2,093,145	368,966	1,814,608	584,896

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	681,396	292,366	15,500	1,567,963	1,218,580
Net realized short-term capital gain distributions from investments in portfolio shares	192,832	—	—	289,869	1,372,133
Net realized long-term capital gain distributions from investments in portfolio shares	1,257,498	—	—	4,122,409	2,857,397

Net realized gain (loss) on investments in portfolio shares	2,131,726	292,366	15,500	5,980,241	5,448,110

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	8,349,544	13,186,380	(148,117)	9,498,681	(141,980)

Net increase (decrease) in net assets from operations	$11,718,995	$15,571,891	$236,349	$17,293,530	$5,891,026

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	DFA INVESTMENT DIMENSIONS (continued)
	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE
Changes from operations:
Net investment income (expense)	$1,237,725	$2,093,145	$368,966	$1,814,608	$584,896
Net realized gain (loss) on investments in portfolio shares	2,131,726	292,366	15,500	5,980,241	5,448,110
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	8,349,544	13,186,380	(148,117)	9,498,681	(141,980)

Net increase (decrease) in net assets from operations	11,718,995	15,571,891	236,349	17,293,530	5,891,026

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	949,157	1,444,498	6,761,277	2,849,361	1,446,499
Contract redemptions	(1,535,998)	(2,090,058)	(3,589,455)	(3,128,871)	(2,044,360)
Net transfers	11,871,459	17,098,127	6,380,317	21,584,302	13,383,534

Net increase (decrease) in net assets from contract owners’ transactions	11,284,618	16,452,567	9,552,139	21,304,792	12,785,673

Net increase (decrease) in net assets	23,003,613	32,024,458	9,788,488	38,598,322	18,676,699

Net assets, beginning of period	34,729,520	53,234,856	35,074,353	79,569,824	52,526,603

Net assets, end of period	$57,733,133	$85,259,314	$44,862,841	$118,168,146	$71,203,302

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

DELAWARE VIP TRUST	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST		FEDERATED INSURANCE SERIES
SMALL CAP VALUE	SMALL CAP STOCK INDEX	DREYFUS STOCK INDEX	DREYFUS SUSTAINABLE US EQUITY (f)*	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE (g)*	HIGH INCOME BOND II	KAUFMANN II

$49 ,403	$168,622	$800,981	$14,784	$76,554	$1,975,222	$—	$607,052	$—
51	1,134	56,049	33	480	5	—	171	83

49,352	167,488	744,932	14,751	76,074	1,975,217	—	606,881	(83)

600,143	1,341,646	1,957,358	(18,512)	11,429	910,434	94,374	26,179	61,036
—	32,718	37,353	10,013	—	—	—	—	—
263,231	1,070,809	1,034,871	74,973	—	—	—	—	197,439

863,374	2,445,173	3,029,582	66,474	11,429	910,434	94,374	26,179	258,475

(226,248)	831,831	5,107,440	103,962	1,228,711	(872,092)	(73,435)	130,607	233,152

$686,478	$3,444,492	$8,881,954	$185,187	$1,316,214	$2,013,559	$20,939	$763,667	$491,544

DELAWARE VIP TRUST	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST		FEDERATED INSURANCE SERIES
SMALL CAP VALUE	SMALL CAP STOCK INDEX	DREYFUS STOCK INDEX	DREYFUS SUSTAINABLE US EQUITY (f)*	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE (g)*	HIGH INCOME BOND II	KAUFMANN II
$49,352	$167,488	$744,932	$14,751	$76,074	$1,975,217	$—	$606,881	$(83)
863,374	2,445,173	3,029,582	66,474	11,429	910,434	94,374	26,179	258,475
(226,248)	831,831	5,107,440	103,962	1,228,711	(872,092)	(73,435)	130,607	233,152

686,478	3,444,492	8,881,954	185,187	1,316,214	2,013,559	20,939	763,667	491,544

252,855	1,022,535	1,342,055	(31)	112,086	1,562,872	(1,887)	279,370	13,187
(266,193)	(1,781,083)	(3,633,903)	(36,889)	(304,511)	(3,282,640)	(13,810)	(307,004)	(16,509)
(1,861,367)	3,665,309	4,918,100	(46,377)	521,399	(5,389,986)	(1,344,422)	2,550,554	564,152

(1,874,705)	2,906,761	2,626,252	(83,297)	328,974	(7,109,754)	(1,360,119)	2,522,920	560,830

(1,188,227)	6,351,253	11,508,206	101,890	1,645,188	(5,096,195)	(1,339,180)	3,286,587	1,052,374

7,931,736	25,131,039	38,553,409	857,730	4,342,555	69,249,579	1,339,180	9,161,210	1,535,485

$6,743,509	$31,482,292	$50,061,615	$959,620	$5,987,743	$64,153,384	$—	$12,447,797	$2,587,859

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	FEDERATED INSURANCE SERIES (continued)	FIDELITY VARIABLE INSURANCE PRODUCTS
	MANAGED VOLATILITY II	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	DYNAMIC CAPITAL APPRECIATION
Investment income:
Income dividends from investments in portfolio shares	$355,294	$155,500	$191,934	$12,842	$253
Expenses:
Mortality and expense risk fees	3	332	43	7	—

Net investment income (expense)	355,291	155,168	191,891	12,835	253

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(26,630)	256,557	(334,091)	237,239	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	156,385	444,159	9,485	799
Net realized long-term capital gain distributions from investments in portfolio shares	—	114,961	889,174	54,584	1,810

Net realized gain (loss) on investments in portfolio shares	(26,630)	527,903	999,242	301,308	2,609

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,156,718	908,212	3,548,786	(113,672)	5,764

Net increase (decrease) in net assets from operations	$1,485,379	$1,591,283	$4,739,919	$200,471	$8,626

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017

	FEDERATED INSURANCE SERIES (continued)	FIDELITY VARIABLE INSURANCE PRODUCTS
	MANAGED VOLATILITY II	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	DYNAMIC CAPITAL APPRECIATION
Changes from operations:
Net investment income (expense)	$355,291	$155,168	$191,891	$12,835	$253
Net realized gain (loss) on investments in portfolio shares	(26,630)	527,903	999,242	301,308	2,609
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,156,718	908,212	3,548,786	(113,672)	5,764

Net increase (decrease) in net assets from operations	1,485,379	1,591,283	4,739,919	200,471	8,626

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	123,310	327,627	1,103,928	198,713	—
Contract redemptions	(610,435)	(1,382,485)	(1,078,606)	(155,064)	—
Net transfers	8,341	4,223,065	(2,068,676)	(342,423)	—

Net increase (decrease) in net assets from contract owners’ transactions	(478,784)	3,168,207	(2,043,354)	(298,774)	—

Net increase (decrease) in net assets	1,006,595	4,759,490	2,696,565	(98,303)	8,626

Net assets, beginning of period	8,486,790	8,804,839	23,406,976	2,545,113	36,705

Net assets, end of period	$9,493,385	$13,564,329	$26,103,541	$2,446,810	$45,331

The accompanying notes are an integral part of these financial statements.

FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
EQUITY- INCOME	FREEDOM INCOME	FUNDS MANAGER 20%	FUNDS MANAGER 50%	FUNDS MANAGER 60%	FUNDS MANAGER 70%	GROWTH	GROWTH & INCOME	GROWTH OPPORTUNITIES
$57,274	$9,642	$204	$5,478	$7,982	$10	$4,476	$34,938	$2,780
—	18	—	—	—	—	12	512	2

57,274	9,624	204	5,478	7,982	10	4,464	34,426	2,778

40,574	4,798	7	8,308	675	—	579,562	80,779	189,076
35,809	2,474	55	3,387	8,052	9	173,511	25,271	58,279
29,546	206	47	—	9,309	—	315,134	60,749	168,700

105,929	7,478	109	11,695	18,036	9	1,068,207	166,799	416,055

230,144	(887)	912	58,095	101,029	201	1,025,087	276,123	399,917

$393,347	$16,215	$1,225	$75,268	$127,047	$220	$2,097,758	$477,348	$818,750

FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
EQUITY- INCOME	FREEDOM INCOME	FUNDS MANAGER 20%	FUNDS MANAGER 50%	FUNDS MANAGER 60%	FUNDS MANAGER 70%	GROWTH	GROWTH & INCOME	GROWTH OPPORTUNITIES
$57,274	$9,624	$204	$5,478	$7,982	$10	$4,464	$34,426	$2,778
105,929	7,478	109	11,695	18,036	9	1,068,207	166,799	416,055
230,144	(887)	912	58,095	101,029	201	1,025,087	276,123	399,917

393,347	16,215	1,225	75,268	127,047	220	2,097,758	477,348	818,750

50,146	1,066	—	—	—	—	308,970	58,813	168,235
(174,252)	(17,029)	(236)	(67,925)	(20,418)	—	(626,356)	(242,606)	(186,652)
1,760,959	707,444	—	(500)	—	—	7,271,860	122,720	1,867,860

1,636,853	691,481	(236)	(68,425)	(20,418)	—	6,954,474	(61,073)	1,849,443

2,030,200	707,696	989	6,843	106,629	220	9,052,232	416,275	2,668,193

2,668,903	38,909	17,069	551,987	767,308	1,165	4,264,337	3,021,079	1,285,157

$4,699,103	$746,605	$18,058	$558,830	$873,937	$1,385	$13,316,569	$3,437,354	$3,953,350

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND	MID CAP	OVERSEAS
Investment income:
Income dividends from investments in portfolio shares	$429,635	$31,873	$504,274	$30,037	$123,792
Expenses:
Mortality and expense risk fees	3	6	25	—	12

Net investment income (expense)	429,632	31,867	504,249	30,037	123,780

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	351,106	389,990	121,561	(46,190)	(10,142)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	34,537	45,498	9,634
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	44,208	203,419	—

Net realized gain (loss) on investments in portfolio shares	351,106	389,990	200,306	202,727	(508)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(77,713)	1,962,323	124,421	871,945	2,219,731

Net increase (decrease) in net assets from operations	$703,025	$2,384,180	$828,976	$1,104,709	$2,343,003

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
	HIGH INCOME	INTERNATIONAL CAPITAL APPRECIATION	INVESTMENT GRADE BOND	MID CAP	OVERSEAS
Changes from operations:
Net investment income (expense)	$429,632	$31,867	$504,249	$30,037	$123,780
Net realized gain (loss) on investments in portfolio shares	351,106	389,990	200,306	202,727	(508)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(77,713)	1,962,323	124,421	871,945	2,219,731

Net increase (decrease) in net assets from operations	703,025	2,384,180	828,976	1,104,709	2,343,003

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	47,373	411,674	171,777	278,892	537,338
Contract redemptions	(347,448)	(480,606)	(1,361,098)	(199,686)	(134,297)
Net transfers	(1,755,632)	3,198,851	8,180,586	1,057,073	1,009,639

Net increase (decrease) in net assets from contract owners’ transactions	(2,055,707)	3,129,919	6,991,265	1,136,279	1,412,680

Net increase (decrease) in net assets	(1,352,682)	5,514,099	7,820,241	2,240,988	3,755,683

Net assets, beginning of period	8,565,419	5,629,781	16,532,240	4,710,488	7,309,044

Net assets, end of period	$7,212,737	$11,143,880	$24,352,481	$6,951,476	$11,064,727

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

FIDELITY VARIABLE INSURANCE PRODUCTS (continued)					FIRST EAGLE VARIABLE FUNDS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
REAL ESTATE	STRATEGIC INCOME	TARGET VOLATILITY	VALUE	VALUE STRATEGIES	OVERSEAS	GLOBAL REAL ESTATE	HIGH INCOME (g)*	INCOME

$167,722	$964,810	$5,664	$39,410	$416	$489,467	$113,780	$1,507,781	$801,845

16	149	—	—	—	22	—	—	33

167,706	964,661	5,664	39,410	416	489,445	113,780	1,507,781	801,812

(196,797)	522,794	2,292	168,322	2,648	(397,846)	22,735	(1,049,860)	653,880
—	166,826	2,711	98,384	1,461	48,144	—	—	—
610,568	—	28,198	—	7,732	1,731,591	—	—	—

413,771	689,620	33,201	266,706	11,841	1,381,889	22,735	(1,049,860)	653,880

(183,886)	428,472	38,351	217,089	(5,758)	3,504,091	241,870	(182,209)	199,514

$397,591	$2,082,753	$77,216	$523,205	$6,499	$5,375,425	$378,385	$275,712	$1,655,206

FIDELITY VARIABLE INSURANCE PRODUCTS (continued)					FIRST EAGLE VARIABLE FUNDS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
REAL ESTATE	STRATEGIC INCOME	TARGET VOLATILITY	VALUE	VALUE STRATEGIES	OVERSEAS	GLOBAL REAL ESTATE	HIGH INCOME (g)*	INCOME

$167,706	$964,661	$5,664	$39,410	$416	$489,445	$113,780	$1,507,781	$801,812
413,771	689,620	33,201	266,706	11,841	1,381,889	22,735	(1,049,860)	653,880

(183,886)	428,472	38,351	217,089	(5,758)	3,504,091	241,870	(182,209)	199,514

397,591	2,082,753	77,216	523,205	6,499	5,375,425	378,385	275,712	1,655,206

96,920	886,687	—	33,538	—	756,804	53,780	119,354	1,365,691
(812,223)	(1,536,419)	(40,647)	(184,203)	(893)	(2,120,149)	(164,132)	(185,245)	(1,582,573)
374,961	7,672,701	—	(121,226)	(26,271)	10,135,195	49,154	(12,149,087)	3,818,348

(340,342)	7,022,969	(40,647)	(271,891)	(27,164)	8,771,850	(61,198)	(12,214,978)	3,601,466

57,249	9,105,722	36,569	251,314	(20,665)	14,147,275	317,187	(11,939,266)	5,256,672

10,667,422	23,727,119	489,880	3,439,501	55,005	32,798,932	3,684,515	11,939,266	14,833,079

$10,724,671	$32,832,841	$526,449	$3,690,815	$34,340	$46,946,207	$4,001,702	$—	$20,089,751

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)
	MUTUAL SHARES	RISING DIVIDENDS	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES
Investment income:
Income dividends from investments in portfolio shares	$116,934	$52,642	$440,676	$—	$117,847
Expenses:
Mortality and expense risk fees	58	—	2	57	—

Net investment income (expense)	116,876	52,642	440,674	(57)	117,847

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(319,638)	97,995	(354,130)	(919,544)	(35,697)
Net realized short-term capital gain distributions from investments in portfolio shares	38,382	25	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	173,676	125,361	—	125,111	—

Net realized gain (loss) on investments in portfolio shares	(107,580)	223,381	(354,130)	(794,433)	(35,697)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	372,322	481,920	590,400	1,370,704	(30,284)

Net increase (decrease) in net assets from operations	$381,618	$757,943	$676,944	$576,214	$51,866

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (continued)
	MUTUAL SHARES	RISING DIVIDENDS	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES
Changes from operations:
Net investment income (expense)	$116,876	$52,642	$440,674	$(57)	$117,847
Net realized gain (loss) on investments in portfolio shares	(107,580)	223,381	(354,130)	(794,433)	(35,697)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	372,322	481,920	590,400	1,370,704	(30,284)

Net increase (decrease) in net assets from operations	381,618	757,943	676,944	576,214	51,866

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	68,253	49,446	291,903	669,064	11,309
Contract redemptions	(149,257)	(457,860)	(616,694)	(2,098,390)	(858,962)
Net transfers	(452,600)	312,788	(216,912)	4,402,480	839,738

Net increase (decrease) in net assets from contract owners’ transactions	(533,604)	(95,626)	(541,703)	2,973,154	(7,915)

Net increase (decrease) in net assets	(151,986)	662,317	135,241	3,549,368	43,951

Net assets, beginning of period	4,748,137	4,109,923	14,783,736	36,951,722	4,910,053

Net assets, end of period	$4,596,151	$4,772,240	$14,918,977	$40,501,090	$4,954,004

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST			GUGGENHEIM VARIABLE INSURANCE FUNDS
GLOBAL TRENDS ALLOCATION	MULTI- STRATEGY ALTERNATIVES	STRATEGIC INCOME	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY (h)*	CLS ADVISORONE GLOBAL GROWTH (h)*	CLS ADVISORONE GROWTH AND INCOME (h)*	GLOBAL MANAGED FUTURES STRATEGY	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES

$454	$94,024	$17,805	$—	$—	$3,390	$41,412	$7,807	$—

—	6	—	—	—	—	—	—	4

454	94,018	17,805	—	—	3,390	41,412	7,807	(4)

—	(7,331)	(6,199)	32,221	14	(3,646)	(350,682)	14,664	(8,953)

1,210	—	—	—	—	4,588	—	—	—
2,648	—	—	—	—	—	—	—	—

3,858	(7,331)	(6,199)	32,221	14	942	(350,682)	14,664	(8,953)

13,717	61,051	(66,186)	(9,829)	3	1,013	533,139	319,395	118,576

$18,029	$147,738	$(54,580)	$22,392	$17	$5,345	$223,869	$341,866	$109,619

GOLDMAN SACHS VARIABLE INSURANCE TRUST			GUGGENHEIM VARIABLE INSURANCE FUNDS
GLOBAL TRENDS ALLOCATION	MULTI- STRATEGY ALTERNATIVES	STRATEGIC INCOME	CLS ADVISORONE GLOBAL DIVERSIFIED EQUITY (h)*	CLS ADVISORONE GLOBAL GROWTH (h)*	CLS ADVISORONE GROWTH AND INCOME (h)*	GLOBAL MANAGED FUTURES STRATEGY	LONG SHORT EQUITY	MULTI- HEDGE STRATEGIES

$454	$94,018	$17,805	$—	$—	$3,390	$41,412	$7,807	$(4)
3,858	(7,331)	(6,199)	32,221	14	942	(350,682)	14,664	(8,953)
13,717	61,051	(66,186)	(9,829)	3	1,013	533,139	319,395	118,576

18,029	147,738	(54,580)	22,392	17	5,345	223,869	341,866	109,619

—	509,635	2,938	(40)	—	—	984	37,693	18,907
(27)	(43,556)	(34,002)	(329)	—	(13)	(303,971)	(66,172)	(123,492)
—	2,871,568	498,247	(574,003)	(471)	(235,838)	465,840	825,641	(1,733,287)

(27)	3,337,647	467,183	(574,372)	(471)	(235,851)	162,853	797,162	(1,837,872)

18,002	3,485,385	412,603	(551,980)	(454)	(230,506)	386,722	1,139,028	(1,728,253)

137,520	1,326,888	1,741,165	551,980	454	230,506	2,464,525	1,853,076	4,920,852

$155,522	$4,812,273	$2,153,768	$—	$—	$—	$2,851,247	$2,992,104	$3,192,599

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS
Investment income:
Income dividends from investments in portfolio shares	$17,496	$14,464	$—	$—	$53,729
Expenses:
Mortality and expense risk fees	—	80	258	3	6

Net investment income (expense)	17,496	14,384	(258)	(3)	53,723

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	684,334	411,774	636,882	31,353	4,865
Net realized short-term capital gain distributions from investments in portfolio shares	—	7,020	—	—	132,587
Net realized long-term capital gain distributions
from investments in portfolio shares	—	—	—	—	18,705

Net realized gain (loss) on investments in portfolio shares	684,334	418,794	636,882	31,353	156,157

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(388,194)	179,581	166,246	47,921	153,621

Net increase (decrease) in net assets from operations	$313,636	$612,759	$802,870	$79,271	$363,501

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX BANKING	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX COMMODITIES STRATEGY	RYDEX CONSUMER PRODUCTS
Changes from operations:
Net investment income (expense)	$17,496	$14,384	$(258)	$(3)	$53,723
Net realized gain (loss) on investments in portfolio shares	684,334	418,794	636,882	31,353	156,157
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(388,194)	179,581	166,246	47,921	153,621

Net increase (decrease) in net assets from operations	313,636	612,759	802,870	79,271	363,501

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	67,043	41,461	89,600	16,166	37,359
Contract redemptions	(349,144)	(428,377)	(234,517)	(125,033)	(447,708)
Net transfers	(3,417,897)	1,809,208	2,186,591	1,181,753	815,907

Net increase (decrease) in net assets from contract owners’ transactions	(3,699,998)	1,422,292	2,041,674	1,072,886	405,558

Net increase (decrease) in net assets	(3,386,362)	2,035,051	2,844,544	1,152,157	769,059

Net assets, beginning of period	7,171,607	3,285,188	2,673,542	761,309	3,822,866

Net assets, end of period	$3,785,245	$5,320,239	$5,518,086	$1,913,466	$4,591,925

The accompanying notes are an integral part of these financial statements.

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX HIGH YIELD STRATEGY

$1,295	$—	$10,024	$—	$5,093	$24,019	$66,809	$—	$50,465

226	188	23	—	—	1	—	19	—

1,069	(188)	10,001	—	5,093	24,018	66,809	(19)	50,465

1,294,421	607,904	(589,357)	(131,225)	138,076	521,663	39,344	235,520	48,258
—	—	—	—	—	—	—	—	—
45,183	—	—	—	—	—	—	245,727	—

1,339,604	607,904	(589,357)	(131,225)	138,076	521,663	39,344	481,247	48,258

162,491	(176,224)	169,242	20,009	13,023	(180,883)	(89,340)	98,319	(251)

$1,503,164	$431,492	$(410,114)	$(111,216)	$156,192	$364,798	$16,813	$579,547	$98,472

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX DOW 2X STRATEGY	RYDEX ELECTRONICS	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX EUROPE 1.25X STRATEGY	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX HIGH YIELD STRATEGY

$1,069	$(188)	$10,001	$—	$5,093	$24,018	$66,809	$(19)	$50,465
1,339,604	607,904	(589,357)	(131,225)	138,076	521,663	39,344	481,247	48,258
162,491	(176,224)	169,242	20,009	13,023	(180,883)	(89,340)	98,319	(251)

1,503,164	431,492	(410,114)	(111,216)	156,192	364,798	16,813	579,547	98,472

110,551	177,349	43,225	394	14,083	58,110	47,614	79,730	8,340
(406,346)	(216,088)	(298,223)	(14,060)	(47,104)	(261,321)	(489,682)	(241,194)	(18,407)
3,606,508	1,054,249	(437,265)	(262,677)	451,579	2,088,516	(2,237,618)	1,323,625	(177,435)

3,310,713	1,015,510	(692,263)	(276,343)	418,558	1,885,305	(2,679,686)	1,162,161	(187,502)

4,813,877	1,447,002	(1,102,377)	(387,559)	574,750	2,250,103	(2,662,873)	1,741,708	(89,030)

3,787,086	1,509,494	3,407,360	846,112	330,934	4,029,572	4,813,526	1,320,709	877,201

$8,600,963	$2,956,496	$2,304,983	$458,553	$905,684	$6,279,675	$2,150,653	$3,062,417	$788,171

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ- 100® STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	66	—	—	—	—

Net investment income (expense)	(66)	—	—	—	—

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	392,523	(123,067)	(272,528)	(6,372)	(93,827)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	10,448	—	—	—	—

Net realized gain (loss) on investments in portfolio shares	402,971	(123,067)	(272,528)	(6,372)	(93,827)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	56,089	(1,299)	(21,897)	(390)	(5,578)

Net increase (decrease) in net assets from operations	$458,994	$(124,366)	$(294,425)	$(6,762)	$(99,405)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX INTERNET	RYDEX INVERSE DOW 2X STRATEGY	RYDEX INVERSE GOVERNMENT LONG BOND STRATEGY	RYDEX INVERSE MID-CAP STRATEGY	RYDEX INVERSE NASDAQ- 100® STRATEGY
Changes from operations:
Net investment income (expense)	$(66)	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	402,971	(123,067)	(272,528)	(6,372)	(93,827)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	56,089	(1,299)	(21,897)	(390)	(5,578)

Net increase (decrease) in net assets from operations	458,994	(124,366)	(294,425)	(6,762)	(99,405)

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	42,974	70,887	37,238	100	1,531
Contract redemptions	(72,306)	(5,531)	(321,414)	(837)	(34,518)
Net transfers	(1,398,660)	(50,833)	2,013,060	(1,395)	(411,693)

Net increase (decrease) in net assets from contract owners’ transactions	(1,427,992)	14,523	1,728,884	(2,132)	(444,680)

Net increase (decrease) in net assets	(968,998)	(109,843)	1,434,459	(8,894)	(544,085)

Net assets, beginning of period	2,301,859	207,037	869,965	26,542	606,678

Net assets, end of period	$1,332,861	$97,194	$2,304,424	$17,648	$62,593

The accompanying notes are an integral part of these financial statements.

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS

$—	$—	$—	$8,044	$—	$—	$—	$2,967	$143,903
—	—	—	—	208	147	1,841	26	110

—	—	—	8,044	(208)	(147)	(1,841)	2,941	143,793

(70,141)	(152,313)	418,210	424,398	551,169	3,153,097	6,588,444	2,857,892	(140,220)
—	—	—	—	172,461	—	—	—	—
—	—	—	6,428	32,137	898,290	200,906	261,462	—

(70,141)	(152,313)	418,210	430,826	755,767	4,051,387	6,789,350	3,119,354	(140,220)

(1,750)	(11,598)	16,035	85,699	11,018	(27,531)	2,139,641	275,529	164,759

$(71,891)	$(163,911)	$434,245	$524,569	$766,577	$4,023,709	$8,927,150	$3,397,824	$168,332

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX INVERSE RUSSELL 2000® STRATEGY	RYDEX INVERSE S&P 500 STRATEGY	RYDEX JAPAN 2X STRATEGY	RYDEX LEISURE	RYDEX MID CAP 1.5X STRATEGY	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA	RYDEX PRECIOUS METALS

$—	$—	$—	$8,044	$(208)	$(147)	$(1,841)	$2,941	$143,793
(70,141)	(152,313)	418,210	430,826	755,767	4,051,387	6,789,350	3,119,354	(140,220)
(1,750)	(11,598)	16,035	85,699	11,018	(27,531)	2,139,641	275,529	164,759

(71,891)	(163,911)	434,245	524,569	766,577	4,023,709	8,927,150	3,397,824	168,332

155	1,511	90,969	628	149,836	300,952	440,314	220,124	26,220
(56,977)	(58,591)	(111,922)	(240,353)	(602,780)	(1,128,398)	(1,218,484)	(639,410)	(104,372)
(55,089)	165,729	2,030,382	224,612	(1,095,216)	3,803,126	(3,783,909)	10,929,156	8,058,828

(111,911)	108,649	2,009,429	(15,113)	(1,548,160)	2,975,680	(4,562,079)	10,509,870	7,980,676

(183,802)	(55,262)	2,443,674	509,456	(781,583)	6,999,389	4,365,071	13,907,694	8,149,008

309,901	396,739	204,758	3,875,871	1,103,002	6,548,159	19,926,623	10,822,347	3,141,619

$126,099	$341,477	$2,648,432	$4,385,327	$321,419	$13,547,548	$24,291,694	$24,730,041	$11,290,627

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$39,078	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	11	—	15	1	184

Net investment income (expense)	39,067	—	(15)	(1)	(184)

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	82,149	(43,203)	(17,028)	207,848	1,355,931
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	41,318	87,196	86,004
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—

Net realized gain (loss) on investments in portfolio shares	82,149	(43,203)	24,290	295,044	1,441,935

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(52,139)	190,430	23,984	58,122	24,057

Net increase (decrease) in net assets from operations	$69,077	$147,227	$48,259	$353,165	$1,465,808

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX RUSSELL 2000® 2X STRATEGY	RYDEX S&P 500 2X STRATEGY
Changes from operations:
Net investment income (expense)	$39,067	$—	$(15)	$(1)	$(184)
Net realized gain (loss) on investments in portfolio shares	82,149	(43,203)	24,290	295,044	1,441,935
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(52,139)	190,430	23,984	58,122	24,057

Net increase (decrease) in net assets from operations	69,077	147,227	48,259	353,165	1,465,808

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	3,570	13,139	120	7,468	68,983
Contract redemptions	(255,319)	(121,832)	(15,068)	(296,743)	(366,449)
Net transfers	131,900	1,593,515	(168,861)	(74,733)	(363,103)

Net increase (decrease) in net assets from contract owners’ transactions	(119,849)	1,484,822	(183,809)	(364,008)	(660,569)

Net increase (decrease) in net assets	(50,772)	1,632,049	(135,550)	(10,843)	805,239

Net assets, beginning of period	1,484,824	1,729,533	870,590	2,603,397	3,221,454

Net assets, end of period	$1,434,052	$3,361,582	$735,040	$2,592,554	$4,026,693

The accompanying notes are an integral part of these financial statements.

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS

$—	$36,291	$—	$—	$—	$—	$—	$—	$6,092
6	15	15	48	27	32	—	—	—

(6)	36,276	(15)	(48)	(27)	(32)	—	—	6,092

854,522	220,576	301,782	(435,595)	148,813	(302,355)	(165,552)	1,185,318	(8,580)
—	221,703	—	563,827	—	—	5,060	—	8,017
257,705	—	—	30,040	148,963	87,120	22,635	112,337	—

1,112,227	442,279	301,782	158,272	297,776	(215,235)	(137,857)	1,297,655	(563)

(31,091)	(21,592)	23,164	60,638	(61,915)	(41,262)	(122,384)	135,035	33,076

$1,081,130	$456,963	$324,931	$218,862	$235,834	$(256,529)	$(260,241)	$1,432,690	$38,605

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
RYDEX S&P 500 PURE GROWTH	RYDEX S&P 500 PURE VALUE	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX STRENGTHENING DOLLAR 2X STRATEGY	RYDEX TECHNOLOGY	RYDEX TELE- COMMUNICATIONS

$(6)	$36,276	$(15)	$(48)	$(27)	$(32)	$—	$—	$6,092
1,112,227	442,279	301,782	158,272	297,776	(215,235)	(137,857)	1,297,655	(563)
(31,091)	(21,592)	23,164	60,638	(61,915)	(41,262)	(122,384)	135,035	33,076

1,081,130	456,963	324,931	218,862	235,834	(256,529)	(260,241)	1,432,690	38,605

15,140	53,245	12,012	14,130	54,847	75,027	12,471	234,448	46,133
(387,385)	(366,932)	(114,711)	(106,923)	(238,650)	(327,243)	(101,636)	(572,276)	(145,236)
748,466	3,248,408	290,469	538,056	(2,187,048)	763,011	(2,093,523)	603,714	(566,831)

376,221	2,934,721	187,770	445,263	(2,370,851)	510,795	(2,182,688)	265,886	(665,934)

1,457,351	3,391,684	512,701	664,125	(2,135,017)	254,266	(2,442,929)	1,698,576	(627,329)

3,693,698	3,747,109	1,621,175	3,360,770	4,695,025	4,330,878	2,638,063	4,606,117	2,617,194

$5,151,049	$7,138,793	$2,133,876	$4,024,895	$2,560,008	$4,585,144	$195,134	$6,304,693	$1,989,865

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	VT FLOATING RATE STRATEGIES
Investment income:
Income dividends from investments in portfolio shares	$5,073	$35	$141,394	$—	$908,537
Expenses:
Mortality and expense risk fees	—	8	76	—	86

Net investment income (expense)	5,073	27	141,318	—	908,451

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	481,236	—	606,081	35,415	66,616
Net realized short-term capital gain distributions from investments in portfolio shares	—	212	144,099	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—

Net realized gain (loss) on investments in portfolio shares	481,236	212	750,180	35,415	66,616

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(213,061)	—	(236,784)	1,498	(45,951)

Net increase (decrease) in net assets from operations	$273,248	$239	$654,714	$36,913	$929,116

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2017

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX TRANSPORTATION	RYDEX U.S. GOVERNMENT MONEY MARKET	RYDEX UTILITIES	RYDEX WEAKENING DOLLAR 2X STRATEGY	VT FLOATING RATE STRATEGIES
Changes from operations:
Net investment income (expense)	$5,073	$27	$141,318	$—	$908,451
Net realized gain (loss) on investments in portfolio shares	481,236	212	750,180	35,415	66,616
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(213,061)	—	(236,784)	1,498	(45,951)

Net increase (decrease) in net assets from operations	273,248	239	654,714	36,913	929,116

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	6,544	—	41,755	377	670,367
Contract redemptions	(68,948)	(222,387)	(302,501)	(12,119)	(1,154,710)
Net transfers	(975,169)	(152,661)	(132,808)	(13,992)	5,447,389

Net increase (decrease) in net assets from contract owners’ transactions	(1,037,573)	(375,048)	(393,554)	(25,734)	4,963,046

Net increase (decrease) in net assets	(764,325)	(374,809)	261,160	11,179	5,892,162

Net assets, beginning of period	3,942,913	2,531,928	4,164,104	121,044	22,780,494

Net assets, end of period	$3,178,588	$2,157,119	$4,425,264	$132,223	$28,672,656

The accompanying notes are an integral part of these financial statements.

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
VT HIGH YIELD	VT LARGE CAP VALUE	VT SMALL CAP VALUE	VT STYLEPLUS LARGE CORE	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT STYLEPLUS SMALL GROWTH	VT U.S. TOTAL RETURN BOND	VT WORLD EQUITY INCOME

$795,127	$418	$2,620	$76	$12,138	$11,073	$9	$1,770,722	$5,646

1	—	—	—	—	11	—	599	—

795,126	418	2,620	76	12,138	11,062	9	1,770,123	5,646

594,809	137	28,498	24	99,493	3,645	—	272,791	186
—	—	10,515	65	—	—	—	—	—
—	945	13,492	22	—	—	—	—	—

594,809	1,082	52,505	111	99,493	3,645	—	272,791	186

(337,512)	3,373	(63,867)	1,096	211,417	256,992	243	444,437	22,813

$1,052,423	$4,873	$(8,742)	$1,283	$323,048	$271,699	$252	$2,487,351	$28,645

GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
VT HIGH YIELD	VT LARGE CAP VALUE	VT SMALL CAP VALUE	VT STYLEPLUS LARGE CORE	VT STYLEPLUS LARGE GROWTH	VT STYLEPLUS MID GROWTH	VT STYLEPLUS SMALL GROWTH	VT U.S. TOTAL RETURN BOND	VT WORLD EQUITY INCOME

$795,126	$418	$2,620	$76	$12,138	$11,062	$9	$1,770,123	$5,646
594,809	1,082	52,505	111	99,493	3,645	—	272,791	186
(337,512)	3,373	(63,867)	1,096	211,417	256,992	243	444,437	22,813

1,052,423	4,873	(8,742)	1,283	323,048	271,699	252	2,487,351	28,645

358,028	—	60,547	—	13,808	49,612	—	920,588	—
(1,829,806)	(852)	(186,730)	(96)	(207,754)	(90,462)	—	(2,332,799)	(997)
(8,714,529)	—	(570,669)	—	74,247	202,747	—	11,235,102	(7,553)

(10,186,307)	(852)	(696,852)	(96)	(119,699)	161,897	—	9,822,891	(8,550)

(9,133,884)	4,021	(705,594)	1,187	203,349	433,596	252	12,310,242	20,095

22,553,503	31,202	1,534,701	5,823	1,171,532	1,041,441	1,128	33,919,053	197,979

$13,419,619	$35,223	$829,107	$7,010	$1,374,881	$1,475,037	$1,380	$46,229,295	$218,074

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	INVESCO VARIABLE INSURANCE FUNDS
	BALANCED-RISK ALLOCATION	COMSTOCK	CORE EQUITY	CORE PLUS BOND	DIVERSIFIED DIVIDEND
Investment income:
Income dividends from investments in portfolio shares	$125,949	$53,672	$18,526	$149,802	$302,151
Expenses:
Mortality and expense risk fees	7	19	—	25	12

Net investment income (expense)	125,942	53,653	18,526	149,777	302,139

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	170,718	115,346	23,890	24,355	1,287,261
Net realized short-term capital gain distributions from investments in portfolio shares	77,366	14,583	2,118	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	103,303	89,946	90,680	—	619,332

Net realized gain (loss) on investments in portfolio shares	351,387	219,875	116,688	24,355	1,906,593

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(145,455)	140,044	93,185	(68,321)	(713,499)

Net increase (decrease) in net assets from operations	$331,874	$413,572	$228,399	$105,811	$1,495,233

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017

	INVESCO VARIABLE INSURANCE FUNDS
	BALANCED-RISK ALLOCATION	COMSTOCK	CORE EQUITY	CORE PLUS BOND	DIVERSIFIED DIVIDEND
Changes from operations:
Net investment income (expense)	$125,942	$53,653	$18,526	$149,777	$302,139
Net realized gain (loss) on investments in portfolio shares	351,387	219,875	116,688	24,355	1,906,593
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(145,455)	140,044	93,185	(68,321)	(713,499)

Net increase (decrease) in net assets from operations	331,874	413,572	228,399	105,811	1,495,233

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	44,024	14,050	6,775	195,803	442,654
Contract redemptions	(249,487)	(246,951)	(76,125)	(551,057)	(1,893,966)
Net transfers	132,859	354,809	(164,801)	5,713,710	(3,409,976)

Net increase (decrease) in net assets from contract owners’ transactions	(72,604)	121,908	(234,151)	5,358,456	(4,861,288)

Net increase (decrease) in net assets	259,270	535,480	(5,752)	5,464,267	(3,366,055)

Net assets, beginning of period	3,351,810	2,318,088	1,825,964	439,966	20,672,914

Net assets, end of period	$3,611,080	$2,853,568	$1,820,212	$5,904,233	$17,306,859

The accompanying notes are an integral part of these financial statements.

INVESCO VARIABLE INSURANCE FUNDS (continued)
EQUITY AND INCOME	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET	GOVERNMENT SECURITIES	GROWTH AND INCOME	HIGH YIELD	INTERNATIONAL GROWTH	MID CAP CORE EQUITY

$142,405	$4,127	$434,849	$1,620,970	$571,548	$44,584	$1,550,733	$130,362	$13,000

569	—	961	14,167	—	—	25	7	—

141,836	4,127	433,888	1,606,803	571,548	44,584	1,550,708	130,355	13,000

260,297	(313)	121,302	—	(645,103)	235,008	(68,226)	216,828	173,548

—	—	—	—	—	11,107	—	—	18,801

154,527	57,326	220,693	—	—	111,394	—	—	66,786

414,824	57,013	341,995	—	(645,103)	357,509	(68,226)	216,828	259,135

324,935	117,875	810,888	—	234,264	35,766	(91,343)	1,494,315	262,972

$881,595	$179,015	$1,586,771	$1,606,803	$160,709	$437,859	$1,391,139	$1,841,498	$535,107

INVESCO VARIABLE INSURANCE FUNDS (continued)
EQUITY AND INCOME	GLOBAL HEALTH CARE	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET	GOVERNMENT SECURITIES	GROWTH AND INCOME	HIGH YIELD	INTERNATIONAL GROWTH	MID CAP CORE EQUITY

$141,836	$4,127	$433,888	$1,606,803	$571,548	$44,584	$1,550,708	$130,355	$13,000
414,824	57,013	341,995	—	(645,103)	357,509	(68,226)	216,828	259,135

324,935	117,875	810,888	—	234,264	35,766	(91,343)	1,494,315	262,972

881,595	179,015	1,586,771	1,606,803	160,709	437,859	1,391,139	1,841,498	535,107

463,657	79,241	574,462	883,712,621	156,255	18,276	718,355	174,089	79,448
(310,078)	(69,360)	(268,458)	(99,747,623)	(1,624,065)	(109,305)	(2,567,543)	(249,971)	(240,921)
(684,857)	(312,749)	2,268,168	(731,448,692)	1,427,071	(510,084)	(14,412,308)	(1,511,236)	352,128

(531,278)	(302,868)	2,574,172	52,516,306	(40,739)	(601,113)	(16,261,496)	(1,587,118)	190,655

350,317	(123,853)	4,160,943	54,123,109	119,970	(163,254)	(14,870,357)	254,380	725,762

9,129,969	1,282,764	10,664,231	271,541,963	9,153,927	3,954,110	22,335,058	8,303,966	3,214,759

$9,480,286	$1,158,911	$14,825,174	$325,665,072	$9,273,897	$3,790,856	$7,464,701	$8,558,346	$3,940,521

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	INVESCOVARIABLE INSURANCE FUNDS (continued)		IVY VARIABLE INSURANCE PORTFOLIOS
	TECHNOLOGY	VALUE OPPORTUNITIES	ASSET STRATEGY	BALANCED	BOND
Investment income:
Income dividends from investments in portfolio shares	$—	$2	$84,507	$54,389	$25,912
Expenses:
Mortality and expense risk fees	14	—	2	2	—

Net investment income (expense)	(14)	2	84,505	54,387	25,912

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments
in portfolio shares	365,353	(27)	(1,012,456)	(397,533)	(8,971)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	7,473
Net realized long-term capital gain distributions from investments in portfolio shares	173,390	—	—	96,216	3,951

Net realized gain (loss) on investments in portfolio shares	538,743	(27)	(1,012,456)	(301,317)	2,453

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,935	1,998	1,949,715	683,052	34,371

Net increase (decrease) in net assets from operations	$544,664	$1,973	$1,021,764	$436,122	$62,736

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	INVESCOVARIABLE INSURANCE FUNDS (continued)		IVY VARIABLE INSURANCE PORTFOLIOS
	TECHNOLOGY	VALUE OPPORTUNITIES	ASSET STRATEGY	BALANCED	BOND
Changes from operations:
Net investment income (expense)	$(14)	$2	$84,505	$54,387	$25,912
Net realized gain (loss) on investments in portfolio shares	538,743	(27)	(1,012,456)	(301,317)	2,453
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,935	1,998	1,949,715	683,052	34,371

Net increase (decrease) in net assets from operations	544,664	1,973	1,021,764	436,122	62,736

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	120,984	—	40,217	171,994	8,467
Contract redemptions	(278,233)	(242)	(517,678)	(349,182)	(29,364)
Net transfers	2,582,803	—	(2,988,580)	(115,301)	311,097

Net increase (decrease) in net assets from contract owners’ transactions	2,425,554	(242)	(3,466,041)	(292,489)	290,200

Net increase (decrease) in net assets	2,970,218	1,731	(2,444,277)	143,633	352,936

Net assets, beginning of period	303,453	11,582	7,356,154	4,366,874	1,471,571

Net assets, end of period	$3,273,671	$13,313	$4,911,877	$4,510,507	$1,824,507

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

IVY VARIABLE INSURANCE PORTFOLIOS (continued)
DIVIDEND OPPORTUNITIES	ENERGY	GLOBAL BOND	GROWTH	HIGH INCOME	LIMITED TERM BOND	MID CAP GROWTH	NATURAL RESOURCES (i) *	SCIENCE AND TECHNOLOGY

$1,935	$15,984	$45,843	$32	$1,595,917	$49,633	$—	$1,314	$—

—	—	—	—	21	—	207	—	—

1,935	15,984	45,843	32	1,595,896	49,633	(207)	1,314	—

(381)	(579,108)	24,579	(938)	782,009	7,077	(20,342)	77,557	421,566
—	—	—	—	—	—	—	—	49,271
4,997	—	—	1,143	—	—	141,610	—	359,064

4,616	(579,108)	24,579	205	782,009	7,077	121,268	77,557	829,901

16,457	113,475	(2,457)	3,514	(717,866)	(10,589)	1,042,578	(42,204)	287,580

$23,008	$(449,649)	$67,965	$3,751	$1,660,039	$46,121	$1,163,639	$36,667	$1,117,481

IVY VARIABLE INSURANCE PORTFOLIOS (continued)
DIVIDEND OPPORTUNITIES	ENERGY	GLOBAL BOND	GROWTH	HIGH INCOME	LIMITED TERM BOND	MID CAP GROWTH	NATURAL RESOURCES (i) *	SCIENCE AND TECHNOLOGY

$1,935	$15,984	$45,843	$32	$1,595,896	$49,633	$(207)	$1,314	$—
4,616	(579,108)	24,579	205	782,009	7,077	121,268	77,557	829,901
16,457	113,475	(2,457)	3,514	(717,866)	(10,589)	1,042,578	(42,204)	287,580

23,008	(449,649)	67,965	3,751	1,660,039	46,121	1,163,639	36,667	1,117,481

—	475,590	75,691	—	115,086	6,965	105,738	9,360	46,637
(4,139)	(137,473)	(140,831)	(138)	(1,958,597)	(290,624)	(131,075)	(81,558)	(208,133)
(19,099)	(1,698,604)	785,174	(8,837)	(10,824,366)	138,896	619,864	(167,256)	288,697

(23,238)	(1,360,487)	720,034	(8,975)	(12,667,877)	(144,763)	594,527	(239,454)	127,201

(230)	(1,810,136)	787,999	(5,224)	(11,007,838)	(98,642)	1,758,166	(202,787)	1,244,682

164,884	3,949,533	1,042,458	19,898	24,045,106	3,532,929	4,000,929	1,809,045	3,525,820

$164,654	$2,139,397	$1,830,457	$14,674	$13,037,268	$3,434,287	$5,759,095	$1,606,258	$4,770,502

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Years Ended December 31, 2017

	IVY VARIABLE INSURANCE PORTFOLIOS (continued)	JANUS HENDERSON VIT FUNDS – INSTITUTIONAL (j)*
	VALUE	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH
Investment income:
Income dividends from investments in portfolio shares	$6,538	$536,670	$171,550	$—	$16,706
Expenses:
Mortality and expense risk fees	—	4	916	65	277

Net investment income (expense)	6,538	536,666	170,634	(65)	16,429

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	94,056	218,141	657,684	112,808	241,299
Net realized short-term capital gain distributions from investments in portfolio shares	1,131	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	7,736	66,368	1,623,086	423,053	—

Net realized gain (loss) on investments in portfolio shares	102,923	284,509	2,280,770	535,861	241,299

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(56,489)	4,790,294	4,149,970	1,662,057	215,561

Net increase (decrease) in net assets from operations	$52,972	$5,611,469	$6,601,374	$2,197,853	$473,289

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	IVY VARIABLE INSURANCE PORTFOLIOS (continued)	JANUS HENDERSON VIT FUNDS – INSTITUTIONAL (j)*
	VALUE	BALANCED	ENTERPRISE	FORTY	GLOBAL RESEARCH
Changes from operations:
Net investment income (expense)	$6,538	$536,666	$170,634	$(65)	$16,429
Net realized gain (loss) on investments in portfolio shares	102,923	284,509	2,280,770	535,861	241,299
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(56,489)	4,790,294	4,149,970	1,662,057	215,561

Net increase (decrease) in net assets from operations	52,972	5,611,469	6,601,374	2,197,853	473,289

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	268,318	1,128,930	360,137	110,032
Contract redemptions	(8,934)	(1,530,011)	(1,809,962)	(368,501)	(48,138)
Net transfers	(546,616)	1,138,436	5,722,913	577,556	1,482,962

Net increase (decrease) in net assets from contract owners’ transactions	(555,550)	(123,257)	5,041,881	569,192	1,544,856

Net increase (decrease) in net assets	(502,578)	5,488,212	11,643,255	2,767,045	2,018,145

Net assets, beginning of period	952,823	30,954,707	21,769,299	7,146,012	1,126,461

Net assets, end of period	$450,245	$36,442,919	$33,412,554	$9,913,057	$3,144,606

* See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

JANUS HENDERSON VIT FUNDS — INSTITUTIONAL (continued) (j)*			JANUS HENDERSON VIT FUNDS – SERVICE (j)*					JOHN HANCOCK VARIABLE INSURANCE TRUST
OVERSEAS	PERKINS MID CAP VALUE	RESEARCH (k) *	FLEXIBLE BOND	GLOBAL ALLOCATION MODERATE	GLOBAL TECHNOLOGY	GLOBAL UNCONSTRAINED BOND	US LOW VOLATILITY (l) *	EMERGING MARKETS TRUST

$88,048	$116,296	$14,492	$646,388	$151	$574	$16,586	$14,057	$130,617

436	634	212	—	—	—	—	—	5,830

87,612	115,662	14,280	646,388	151	574	16,586	14,057	124,787

627,291	(218,557)	85,671	(77,464)	1	3,700	(3,094)	35,007	195,046
—	—	—	—	—	—	—	—	—
—	576,738	33,735	—	—	7,346	—	—	—

627,291	358,181	119,406	(77,464)	1	11,046	(3,094)	35,007	195,046

222,973	1,389,029	683,101	308,119	2,987	40,409	(9,319)	221	1,141,318

$937,876	$1,862,872	$816,787	$877,043	$3,139	$52,029	$4,173	$49,285	$1,461,151

JANUS HENDERSON VIT FUNDS — INSTITUTIONAL (continued) (j)*			JANUS HENDERSON VIT FUNDS – SERVICE (j)*					JOHN HANCOCK VARIABLE INSURANCE TRUST
OVERSEAS	PERKINS MID CAP VALUE	RESEARCH (k) *	FLEXIBLE BOND	GLOBAL ALLOCATION MODERATE	GLOBAL TECHNOLOGY	GLOBAL UNCONSTRAINED BOND	US LOW VOLATILITY (l)*	EMERGING MARKETS TRUST

$87,612	$115,662	$14,280	$646,388	$151	$574	$16,586	$14,057	$124,787
627,291	358,181	119,406	(77,464)	1	11,046	(3,094)	35,007	195,046
222,973	1,389,029	683,101	308,119	2,987	40,409	(9,319)	221	1,141,318

937,876	1,862,872	816,787	877,043	3,139	52,029	4,173	49,285	1,461,151

42,472	178,180	164,694	528,322	—	—	112,050	(13)	169,954
(377,754)	(1,093,644)	(164,100)	(1,109,504)	(22)	(2,437)	(8,843)	(788)	(211,094)
1,470,937	(3,985,684)	821,595	(2,359,769)	—	(25,963)	174,058	951,093	5,735,903

1,135,655	(4,901,148)	822,189	(2,940,951)	(22)	(28,400)	277,265	950,292	5,694,763

2,073,531	(3,038,276)	1,638,976	(2,063,908)	3,117	23,629	281,438	999,577	7,155,914

1,662,074	15,861,749	2,539,696	28,735,206	19,328	126,786	303,440	—	2,631,182

$3,735,605	$12,823,473	$4,178,672	$26,671,298	$22,445	$150,415	$584,878	$999,577	$9,787,096

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	JPMORGAN INSURANCE TRUST		LAZARD RETIREMENT SERIES
	GLOBAL ALLOCATION	INCOME BUILDER	EMERGING MARKETS EQUITY	GLOBAL DYNAMIC MULTI ASSET	INTERNATIONAL EQUITY
Investment income:
Income dividends from investments in portfolio shares	$133,177	$114,352	$679,504	$—	$382,183
Expenses:
Mortality and expense risk fees	14	18	81	1	7

Net investment income (expense)	133,163	114,334	679,423	(1)	382,176

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	643,276	321,536	2,851,582	20,813	(364,460)
Net realized short-term capital gain distributions from investments in portfolio shares	274,579	—	—	43,995	—
Net realized long-term capital gain distributions from investments in portfolio shares	182,657	28,005	—	43,577	3,644,172

Net realized gain (loss) on investments in portfolio shares	1,100,512	349,541	2,851,582	108,385	3,279,712

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	149,581	(89,547)	5,385,418	141,885	(811,186)

Net increase (decrease) in net assets from operations	$1,383,256	$374,328	$8,916,423	$250,269	$2,850,702

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	JPMORGAN INSURANCE TRUST		LAZARD RETIREMENT SERIES
	GLOBAL ALLOCATION	INCOME BUILDER	EMERGING MARKETS EQUITY	GLOBAL DYNAMIC MULTI ASSET	INTERNATIONAL EQUITY
Changes from operations:
Net investment income (expense)	$133,163	$114,334	$679,423	$(1)	$382,176
Net realized gain (loss) on investments in portfolio shares	1,100,512	349,541	2,851,582	108,385	3,279,712
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	149,581	(89,547)	5,385,418	141,885	(811,186)

Net increase (decrease) in net assets from operations	1,383,256	374,328	8,916,423	250,269	2,850,702

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	113,780	281,353	1,173,812	16,189	121,240
Contract redemptions	(305,227)	(506,373)	(2,245,677)	(63,438)	(879,728)
Net transfers	2,984,385	2,070	4,203,349	396,300	1,974,421
Net increase (decrease) in net assets from contract owners’ transactions	2,792,938	(222,950)	3,131,484	349,051	1,215,933

Net increase (decrease) in net assets	4,176,194	151,378	12,047,907	599,320	4,066,635

Net assets, beginning of period	7,889,114	3,249,633	29,389,582	1,072,957	13,188,947

Net assets, end of period	$12,065,308	$3,401,011	$41,437,489	$1,672,277	$17,255,582

The accompanying notes are an integral part of these financial statements.

LAZARD RETIREMENT SERIES (continued)		LEGG MASON PARTNERS VARIABLE EQUITY TRUST					LEGG MASON PARTNERS VARIABLE INCOME TRUST	LORD ABBETT SERIES FUND
US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE DIVIDEND STRATEGY	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	QS DYNAMIC MULTI- STRATEGY	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE

$8,493	$2,640	$22,418	$108,078	$33,446	$—	$10,191	$326,461	$997,594

308	7	—	2	24	9	12	1	26

8,185	2,633	22,418	108,076	33,422	(9)	10,179	326,460	997,568

150,765	36,120	(756,868)	617,005	300,177	326,423	(8,885)	381,326	1,529,976
—	—	1,977	—	94,345	—	—	—	167,546
244,940	4,977	293,353	—	762,537	65,383	—	—	67,468

395,705	41,097	(461,538)	617,005	1,157,059	391,806	(8,885)	381,326	1,764,990

(79,985)	71,841	1,699,765	522,991	1,728,922	161,441	102,756	(163,325)	(886,008)

$323,905	$115,571	$1,260,645	$1,248,072	$2,919,403	$553,238	$104,050	$544,461	$1,876,550

LAZARD RETIREMENT SERIES (continued)		LEGG MASON PARTNERS VARIABLE EQUITY TRUST					LEGG MASON PARTNERS VARIABLE INCOME TRUST	LORD ABBETT SERIES FUND
US SMALL-MID CAP EQUITY	US STRATEGIC EQUITY	CLEARBRIDGE AGGRESSIVE GROWTH	CLEARBRIDGE DIVIDEND STRATEGY	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	QS DYNAMIC MULTI- STRATEGY	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE

$8,185	$2,633	$22,418	$108,076	$33,422	$(9)	$10,179	$326,460	$997,568
395,705	41,097	(461,538)	617,005	1,157,059	391,806	(8,885)	381,326	1,764,990
(79,985)	71,841	1,699,765	522,991	1,728,922	161,441	102,756	(163,325)	(886,008)

323,905	115,571	1,260,645	1,248,072	2,919,403	553,238	104,050	544,461	1,876,550

113,368	84,968	46,078	357,647	586,755	274,423	(5)	14,493	546,544
(216,914)	(27,403)	(236,688)	(261,175)	(724,741)	(166,125)	(71,818)	(262,873)	(900,556)
633,587	(1,880,179)	(7,425,828)	125,633	5,779,365	883,252	19,328	3,148,063	4,058,791

530,041	(1,822,614)	(7,616,438)	222,105	5,641,379	991,550	(52,495)	2,899,683	3,704,779

853,946	(1,707,043)	(6,355,793)	1,470,177	8,560,782	1,544,788	51,555	3,444,144	5,581,329

1,902,506	1,879,006	10,677,084	6,356,669	7,565,795	1,914,167	796,888	2,772,201	18,917,655

$2,756,452	$171,963	$4,321,291	$7,826,846	$16,126,577	$3,458,955	$848,443	$6,216,345	$24,498,984

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	LORD ABBETT SERIES FUND (continued)				MAINSTAY VP FUNDS TRUST
	CALIBRATED DIVIDEND GROWTH	CLASSIC STOCK	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES	MAINSTAY VP CONVERTIBLE SERVICE (o)*
Investment income:
Income dividends from investments in portfolio shares	$116,606	$693	$34,334	$94,072	$9,788
Expenses:
Mortality and expense risk fees	82	—	664	15	23

Net investment income (expense)	116,524	693	33,670	94,057	9,765

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	47,636	(16)	321,866	725,827	5,589
Net realized short-term capital gain distributions from investments in portfolio shares	251,793	1,369	93,873	14,550	—
Net realized long-term capital gain distributions from investments in portfolio shares	143,507	5,670	161,173	717,826	23,769

Net realized gain (loss) on investments in portfolio shares	442,936	7,023	576,912	1,458,203	29,358

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	594,723	4,949	(31,220)	456,119	17,642

Net increase (decrease) in net assets from operations	$1,154,183	$12,665	$579,362	$2,008,379	$56,765

Statements of Changes in Net Assets - Continued For the Year Ended December 31, 2017
	LORD ABBETT SERIES FUND (continued)				MAINSTAY VP FUNDS TRUST
	CALIBRATED DIVIDEND GROWTH	CLASSIC STOCK	GROWTH AND INCOME	INTERNATIONAL OPPORTUNITIES	MAINSTAY VP CONVERTIBLE SERVICE (o)*
Changes from operations:
Net investment income (expense)	$116,524	$693	$33,670	$94,057	$9,765
Net realized gain (loss) on investments in portfolio shares	442,936	7,023	576,912	1,458,203	29,358
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	594,723	4,949	(31,220)	456,119	17,642

Net increase (decrease) in net assets from operations	1,154,183	12,665	579,362	2,008,379	56,765

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	224,547	—	184	260,588	12,363
Contract redemptions	(243,652)	(138)	(307,347)	(315,365)	(47,207)
Net transfers	179,240	—	(5,469,507)	3,260,448	1,273,908

Net increase (decrease) in net assets from contract owners’ transactions	160,135	(138)	(5,776,670)	3,205,671	1,239,064

Net increase (decrease) in net assets	1,314,318	12,527	(5,197,308)	5,214,050	1,295,829

Net assets, beginning of period	6,004,578	75,288	7,872,541	4,090,552	—

Net assets, end of period	$7,318,896	$87,815	$2,675,233	$9,304,602	$1,295,829

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

MFS VARIABLE INSURANCE TRUST		NATIONWIDE VARIABLE INSURANCE TRUST
GROWTH SERIES	VALUE SERIES	BOND INDEX	INTERNATIONAL INDEX	MID CAP INDEX	MULTI- MANAGER INTERNATIONAL VALUE (o)*	MULTI- MANAGER MID CAP VALUE (o)*	NW DFA CAPITAL APPRECIATION (o)*	NW DFA MODERATE (o)*

$—	$11,289	$84,759	$812,551	$165,571	$34	$809	$2,743	$23,203

—	—	10,183	45,855	30,415	—	5	12	—

—	11,289	74,576	766,696	135,156	34	804	2,731	23,203

388	689	(24,760)	478,035	241,827	17	(2)	21	6,513
—	490	—	—	6,360	—	271	2	150
25,484	25,657	5,545	—	835,184	—	870	1,686	14,773

25,872	26,836	(19,215)	478,035	1,083,371	17	1,139	1,709	21,436

104,735	48,512	68,689	3,158,948	746,405	—	409	7,718	31,696

$130,607	$86,637	$124,050	$4,403,679	$1,964,932	$51	$2,352	$12,158	$76,335

MFS VARIABLE INSURANCE TRUST		NATIONWIDE VARIABLE INSURANCE TRUST
GROWTH SERIES	VALUE SERIES	BOND INDEX	INTERNATIONAL INDEX	MID CAP INDEX	MULTI- MANAGER INTERNATIONAL VALUE (o)*	MULTI- MANAGER MID CAP VALUE (o)*	NW DFA CAPITAL APPRECIATION (o)*	NW DFA MODERATE (o)*

$—	$11,289	$74,576	$766,696	$135,156	$34	$804	$2,731	$23,203
25,872	26,836	(19,215)	478,035	1,083,371	17	1,139	1,709	21,436
104,735	48,512	68,689	3,158,948	746,405	—	409	7,718	31,696

130,607	86,637	124,050	4,403,679	1,964,932	51	2,352	12,158	76,335

28,386	30,657	191,135	883,450	551,251	—	5,074	—	—
(1,698)	(1,860)	(805,892)	(1,048,486)	(843,976)	—	(72)	(426)	(16,030)
365,371	390,303	447,827	13,265,489	191,843	(51)	87,703	143,037	1,590,945

392,059	419,100	(166,930)	13,100,453	(100,882)	(51)	92,705	142,611	1,574,915

522,666	505,737	(42,880)	17,504,132	1,864,050	—	95,057	154,769	1,651,250

245,550	278,348	4,253,870	12,706,204	12,565,488	—	—	—	—

$768,216	$784,085	$4,210,990	$30,210,336	$14,429,538	$—	$95,057	$154,769	$1,651,250

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	NWDOUBLELINE TOTAL RETURN TACTICAL (s)*	NW NEUBERGER BERMAN SOCIALLY RESPONSIBLE (o)*	S&P 500 INDEX	SMALL CAP INDEX	LARGE CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$2,069	$1,594	$452,555	$215,333	$4,978
Expenses:
Mortality and expense risk fees	101	—	49,136	36,872	52

Net investment income (expense)	1,968	1,594	403,419	178,461	4,926

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	230	1,478,860	306,384	276,309
Net realized short-term capital gain distributions from investments in portfolio shares	—	253	38,350	28,123	18,444
Net realized long-term capital gain distributions from investments in portfolio shares	—	6,377	474,490	564,782	4,848

Net realized gain (loss) on investments in portfolio shares	—	6,860	1,991,700	899,289	299,601

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,682)	6,610	1,597,626	925,473	(60,701)

Net increase (decrease) in net assets from operations	$286	$15,064	$3,992,745	$2,003,223	$243,826

Statements of Changes in Net Assets - Continued For the Year Ended December 31, 2017
	NATIONWIDE VARIABLE INSURANCE TRUST (continued)				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
	NWDOUBLELINE TOTAL RETURN TACTICAL (s)*	NW NEUBERGER BERMAN SOCIALLY RESPONSIBLE (o)*	S&P 500 INDEX	SMALL CAP INDEX	LARGE CAP VALUE
Changes from operations:
Net investment income (expense)	$1,968	$1,594	$403,419	$178,461	$4,926
Net realized gain (loss) on investments in portfolio shares	—	6,860	1,991,700	899,289	299,601
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,682)	6,610	1,597,626	925,473	(60,701)

Net increase (decrease) in net assets from operations	286	15,064	3,992,745	2,003,223	243,826

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	67,793	—	1,216,386	1,303,070	4,845
Contract redemptions	(101)	(61)	(1,562,751)	(707,729)	(214,280)
Net transfers	625,795	262,232	10,822,261	6,302,229	(5,250,146)

Net increase (decrease) in net assets from contract owners’ transactions	693,487	262,171	10,475,896	6,897,570	(5,459,581)

Net increase (decrease) in net assets	693,773	277,235	14,468,641	8,900,793	(5,215,755)

Net assets, beginning of period	—	—	12,238,701	11,317,349	6,076,640

Net assets, end of period	$693,773	$277,235	$26,707,342	$20,218,142	$860,885

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)					NORTHERN LIGHTS VARIABLE TRUST
MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SOCIALLY RESPONSIVE	US EQUITY INDEX PUTWRITE STRATEGY (m)*	7TWELVE BALANCED CL 3	7TWELVE BALANCED CL 4	ADAPTIVE ALLOCATION (p)*	ANCHOR TACTICAL CREDIT STRATEGIES (af)*

$—	$42,431	$66,964	$7,542	$—	$4,242	$387	$—	$141,183

—	2	413	—	—	—	—	—	—

—	42,429	66,551	7,542	—	4,242	387	—	141,183

49,687	123,625	(14,329)	85,448	27,424	18,028	11	(692)	(58,727)
—	—	—	3,551	—	—	—	—	—
37,493	—	—	50,730	—	—	—	—	—

87,180	123,625	(14,329)	139,729	27,424	18,028	11	(692)	(58,727)

394,326	563,264	(16,065)	166,226	14,511	62,783	10,394	766	(7,041)

$481,506	$729,318	$36,157	$313,497	$41,935	$85,053	$10,792	$74	$75,415

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)					NORTHERN LIGHTS VARIABLE TRUST
MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SOCIALLY RESPONSIVE	US EQUITY INDEX PUTWRITE STRATEGY (m)*	7TWELVE BALANCED CL 3	7TWELVE BALANCED CL 4	ADAPTIVE ALLOCATION (p)*	ANCHOR TACTICAL CREDIT STRATEGIES (af)*
$—	$42,429	$66,551	$7,542	$—	$4,242	$387	$—	$141,183
87,180	123,625	(14,329)	139,729	27,424	18,028	11	(692)	(58,727)

394,326	563,264	(16,065)	166,226	14,511	62,783	10,394	766	(7,041)

481,506	729,318	36,157	313,497	41,935	85,053	10,792	74	75,415

2,985	79,964	21,675	5,599	664	119,001	—	—	—
(186,051)	(189,300)	(154,482)	(31,383)	(76,677)	(45,897)	(429)	(35)	(3,757,932)
868,618	77,933	310,258	(506,937)	(144,838)	574,745	—	(14,469)	(3,324,973)

685,552	(31,403)	177,451	(532,721)	(220,851)	647,849	(429)	(14,504)	(7,082,905)

1,167,058	697,915	213,608	(219,224)	(178,916)	732,902	10,363	(14,430)	(7,007,490)

1,815,117	4,873,036	4,186,383	1,703,634	1,027,528	447,219	104,481	14,430	7,052,941

$2,982,175	$5,570,951	$4,399,991	$1,484,410	$848,612	$1,180,121	$114,844	$—	$45,451

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	BTS TACTICAL FIXED INCOME	CHANGING PARAMETERS (r)*	JNF EXCEED DEFINED SHIELD INDEX (n)*	MARINER MANAGED FUTURES STRATEGY (q)*	POWER DIVIDEND INDEX (u)*
Investment income:
Income dividends from investments in portfolio shares	$329,198	$310,390	$3,337	$21,329	$46,390
Expenses:
Mortality and expense risk fees	33	—	—	—	613

Net investment income (expense)	329,165	310,390	3,337	21,329	45,777

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	208,711	134,784	2,029	(798,322)	23,959
Net realized short-term capital gain distributions from investments in portfolio shares	613,952	37,345	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—

Net realized gain (loss) on investments in portfolio shares	822,663	172,129	2,029	(798,322)	23,959

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(828,505)	(165,099)	(1,460)	1,023,533	335,413

Net increase (decrease) in net assets from operations	$323,323	$317,420	$3,906	$246,540	$405,149

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2017

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	BTS TACTICAL FIXED INCOME	CHANGING PARAMETERS (r)*	JNF EXCEED DEFINED SHIELD INDEX (n)*	MARINER MANAGED FUTURES STRATEGY (q)*	POWER DIVIDEND INDEX (u)*
Changes from operations:
Net investment income (expense)	$329,165	$310,390	$3,337	$21,329	$45,777
Net realized gain (loss) on investments in portfolio shares	822,663	172,129	2,029	(798,322)	23,959
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(828,505)	(165,099)	(1,460)	1,023,533	335,413

Net increase (decrease) in net assets from operations	323,323	317,420	3,906	246,540	405,149

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	447,783	79,222	—	(3,617)	21,999
Contract redemptions	(1,415,688)	(341,603)	(550)	(5,183,834)	(603,920)
Net transfers	6,360,012	(7,803,181)	(491,770)	(439,798)	5,475,120

Net increase (decrease) in net assets from contract owners’ transactions	5,392,107	(8,065,562)	(492,320)	(5,627,249)	4,893,199

Net increase (decrease) in net assets	5,715,430	(7,748,142)	(488,414)	(5,380,709)	5,298,348

Net assets, beginning of period	8,711,557	7,748,142	488,414	5,380,709	736,190

Net assets, end of period	$14,426,987	$—	$—	$—	$6,034,538

* See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

NORTHERN LIGHTS VARIABLE TRUST (continued)
POWER INCOME	POWER MOMENTUM (t)*	PROBABILITIES	TOPS AGGRESSIVE GROWTH ETF CLASS 1	TOPS BALANCED ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 2	TOPS GROWTH ETF CLASS 1	TOPS GROWTH ETF CLASS 2

$12,061	$26,462	$—	$1,401	$2,451	$2,441	$2,729	$32,703	$766

44	1,547	—	—	—	211	18	314	—

12,017	24,915	—	1,401	2,451	2,230	2,711	32,389	766

31,765	100,630	(104,916)	5,192	(1,161)	20	14,663	129,398	545
—	—	—	2	41	—	—	916	24
—	12,936	—	891	1,427	—	—	17,110	448

31,765	113,566	(104,916)	6,085	307	20	14,663	147,424	1,017

(15,658)	182,919	2,579,690	11,933	14,026	16,243	6,672	193,147	7,837

$28,124	$321,400	$2,474,774	$19,419	$16,784	$18,493	$24,046	$372,960	$9,620

NORTHERN LIGHTS VARIABLE TRUST (continued)
POWER INCOME	POWER MOMENTUM (t)*	PROBABILITIES	TOPS AGGRESSIVE GROWTH ETF CLASS 1	TOPS BALANCED ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 1	TOPS CONSERVATIVE ETF CLASS 2	TOPS GROWTH ETF CLASS 1	TOPS GROWTH ETF CLASS 2

$12,017	$24,915	$—	$1,401	$2,451	$2,230	$2,711	$32,389	$766
31,765	113,566	(104,916)	6,085	307	20	14,663	147,424	1,017
(15,658)	182,919	2,579,690	11,933	14,026	16,243	6,672	193,147	7,837

28,124	321,400	2,474,774	19,419	16,784	18,493	24,046	372,960	9,620

10,995	11,000	112,409	—	—	—	10,999	—	—
(89,139)	(140,202)	(1,307,717)	(223)	(1,458)	(134)	(16,751)	(984)	(2,083)
138,945	620,415	(494,132)	(7,000)	(24,403)	—	168,740	(581,098)	—

60,801	491,213	(1,689,440)	(7,223)	(25,861)	(134)	162,988	(582,082)	(2,083)

88,925	812,613	785,334	12,196	(9,077)	18,359	187,034	(209,122)	7,537

1,299,471	1,194,535	15,977,668	87,421	172,263	264,029	288,333	2,072,966	54,337

$1,388,396	$2,007,148	$16,763,002	$99,617	$163,186	$282,388	$475,367	$1,863,844	$61,874

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	NORTHERN LIGHTS VARIABLE TRUST (continued)
	TOPS MANAGED RISK BALANCED ETF CLASS 1	TOPS MANAGED RISK BALANCED ETF CLASS 2	TOPS MANAGED RISK GROWTH ETF CLASS 1	TOPS MANAGED RISK GROWTH ETF CLASS 2	TOPS MANAGED RISK MOD GROWTH ETF CLASS 1
Investment income:
Income dividends from investments in portfolio shares	$7,108	$32,372	$547,916	$5,653	$31,908
Expenses:
Mortality and expense risk fees	54	18	7,832	15	—

Net investment income (expense)	7,054	32,354	540,084	5,638	31,908

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	221	(1,833)	403,362	10,257	1,016
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	618	3,298	—	—	—

Net realized gain (loss) on investments in portfolio shares	839	1,465	403,362	10,257	1,016

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	39,326	176,291	3,931,030	43,681	193,161

Net increase (decrease) in net assets from operations	$47,219	$210,110	$4,874,476	$59,576	$226,085

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	NORTHERN LIGHTS VARIABLE TRUST (continued)
	TOPS MANAGED RISK BALANCED ETF CLASS 1	TOPS MANAGED RISK BALANCED ETF CLASS 2	TOPS MANAGED RISK GROWTH ETF CLASS 1	TOPS MANAGED RISK GROWTH ETF CLASS 2	TOPS MANAGED RISK MOD GROWTH ETF CLASS 1
Changes from operations:
Net investment income (expense)	$7,054	$32,354	$540,084	$5,638	$31,908
Net realized gain (loss) on investments in portfolio shares	839	1,465	403,362	10,257	1,016
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	39,326	176,291	3,931,030	43,681	193,161

Net increase (decrease) in net assets from operations	47,219	210,110	4,874,476	59,576	226,085

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	9,999	3	79	—
Contract redemptions	(147,192)	(3,597)	(1,334,752)	(43,048)	(48,771)
Net transfers	—	(135,270)	(128,249)	92,524	—

Net increase (decrease) in net assets from contract owners’ transactions	(147,192)	(128,868)	(1,462,998)	49,555	(48,771)

Net increase (decrease) in net assets	(99,973)	81,242	3,411,478	109,131	177,314

Net assets, beginning of period	510,777	2,152,650	28,009,627	349,864	1,618,488

Net assets, end of period	$410,804	$2,233,892	$31,421,105	$458,995	$1,795,802

The accompanying notes are an integral part of these financial statements.

NORTHERN LIGHTS VARIABLE TRUST (continued)					OPPENHEIMER VARIABLE ACCOUNT FUNDS
TOPS MANAGED RISK MOD GROWTH ETF CLASS 2	TOPS MODERATE GROWTH ETF CLASS 1	TOPS MODERATE GROWTH ETF CLASS 2	CONSERVATIVE BALANCED	GLOBAL	GLOBAL MULTI- ALTERNATIVES	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH	MAIN STREET®
$12,103	$27,358	$448	$2,174	$96,831	$4,470	$40,332	$184,482	$26,441
1	199	—	—	59	13	6	—	10

12,102	27,159	448	2,174	96,772	4,457	40,326	184,482	26,431

12	35,394	2	7	672,320	(62)	65,898	562,637	271,864
—	1,470	27	—	—	—	—	—	—
—	4,580	84	—	—	—	—	—	43,368

12	41,444	113	7	672,320	(62)	65,898	562,637	315,232

84,250	196,635	4,178	8,609	2,892,846	(3,639)	16,672	2,956,411	384,673

$96,364	$265,238	$4,739	$10,790	$3,661,938	$756	$122,896	$3,703,530	$726,336

NORTHERN LIGHTS VARIABLE TRUST (continued)					OPPENHEIMER VARIABLE ACCOUNT FUNDS
TOPS MANAGED RISK MOD GROWTH ETF CLASS 2	TOPS MODERATE GROWTH ETF CLASS 1	TOPS MODERATE GROWTH ETF CLASS 2	CONSERVATIVE BALANCED	GLOBAL	GLOBAL MULTI- ALTERNATIVES	GLOBAL STRATEGIC INCOME	INTERNATIONAL GROWTH	MAIN STREET®
$12,102	$27,159	$448	$2,174	$96,772	$4,457	$40,326	$184,482	$26,431
12	41,444	113	7	672,320	(62)	65,898	562,637	315,232
84,250	196,635	4,178	8,609	2,892,846	(3,639)	16,672	2,956,411	384,673

96,364	265,238	4,739	10,790	3,661,938	756	122,896	3,703,530	726,336

37,225	—	—	—	898,629	15,887	112,180	204,206	26,787
(110,645)	(859)	(63)	(41)	(730,528)	(26,081)	(537,865)	(423,215)	(162,546)
8,088	(207,841)	—	—	1,568,659	302,287	750,553	2,528,111	5,128,526

(65,332)	(208,700)	(63)	(41)	1,736,760	292,093	324,868	2,309,102	4,992,767

31,032	56,538	4,676	10,749	5,398,698	292,849	447,764	6,012,632	5,719,103

757,748	1,883,723	33,614	120,611	9,550,336	455,617	1,851,432	12,847,801	3,049,339

$788,780	$1,940,261	$38,290	$131,360	$14,949,034	$748,466	$2,299,196	$18,860,433	$8,768,442

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	OPPENHEIMER VARIABLE ACCOUNT FUNDS (continued)	PIMCO VARIABLE INSURANCE TRUST
	TOTAL RETURN BOND (v)*	ALL ASSET	ALL ASSET ALL AUTHORITY ADMIN	ALL ASSET ALL AUTHORITY INSTITUTIONAL	COMMODITY- REALRETURN STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$56,555	$576,941	$220,004	$28,427	$1,155,313
Expenses:
Mortality and expense risk fees	—	3	54	—	—

Net investment income (expense)	56,555	576,938	219,950	28,427	1,155,313

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(30,389)	(194,698)	52,125	(44,920)	(97,899)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—

Net realized gain (loss) on investments in portfolio shares	(30,389)	(194,698)	52,125	(44,920)	(97,899)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	82,127	1,067,966	100,717	89,387	(789,834)

Net increase (decrease) in net assets from operations	$108,293	$1,450,206	$372,792	$72,894	$267,580

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	OPPENHEIMER VARIABLE ACCOUNT FUNDS (continued)	PIMCO VARIABLE INSURANCE TRUST
	TOTAL RETURN BOND (v)*	ALL ASSET	ALL ASSET ALL AUTHORITY ADMIN	ALL ASSET ALL AUTHORITY INSTITUTIONAL	COMMODITY- REALRETURN STRATEGY
Changes from operations:
Net investment income (expense)	$56,555	$576,938	$219,950	$28,427	$1,155,313
Net realized gain (loss) on investments in portfolio shares	(30,389)	(194,698)	52,125	(44,920)	(97,899)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	82,127	1,067,966	100,717	89,387	(789,834)

Net increase (decrease) in net assets from operations	108,293	1,450,206	372,792	72,894	267,580

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	649,295	27,197	326,217	—	432,762
Contract redemptions	(129,861)	(734,614)	(194,231)	(241)	(542,229)
Net transfers	683,232	619,231	2,294,616	(327,080)	730,984

Net increase (decrease) in net assets from contract owners’ transactions	1,202,666	(88,186)	2,426,602	(327,321)	621,517

Net increase (decrease) in net assets	1,310,959	1,362,020	2,799,394	(254,427)	889,097

Net assets, beginning of period	1,729,707	10,532,663	1,966,848	793,777	10,844,835

Net assets, end of period	$3,040,666	$11,894,683	$4,766,242	$539,350	$11,733,932

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

PIMCO VARIABLE INSURANCE TRUST (continued)
EMERGING MARKETS BOND	FOREIGN BOND UNHEDGED	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL BOND UNHEDGED	GLOBAL CORE BOND HEDGED (w)*	GLOBAL DIVERSIFIED ALLOCATION	GLOBAL MULTI-ASSET	HIGH YIELD	INCOME
$1,302,136	$87,519	$1,697,807	$45,811	$4,235	$290	$21,913	$1,847,401	$1,382,351
40	—	86	—	3	—	—	69	260

1,302,096	87,519	1,697,721	45,811	4,232	290	21,913	1,847,332	1,382,091

367,365	189,332	148,759	14,509	668	(2)	(7,682)	868,661	492,998
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

367,365	189,332	148,759	14,509	668	(2)	(7,682)	868,661	492,998

601,334	216,342	(1,085,528)	106,475	7,100	1,234	116,307	(341,636)	1,760,180

$2,270,795	$493,193	$760,952	$166,795	$12,000	$1,522	$130,538	$2,374,357	$3,635,269

PIMCO VARIABLE INSURANCE TRUST (continued)
EMERGING MARKETS BOND	FOREIGN BOND UNHEDGED	FOREIGN BOND US DOLLAR- HEDGED	GLOBAL BOND UNHEDGED	GLOBAL CORE BOND HEDGED (w)*	GLOBAL DIVERSIFIED ALLOCATION	GLOBAL MULTI-ASSET	HIGH YIELD	INCOME
$1,302,096	$87,519	$1,697,721	$45,811	$4,232	$290	$21,913	$1,847,332	$1,382,091
367,365	189,332	148,759	14,509	668	(2)	(7,682)	868,661	492,998
601,334	216,342	(1,085,528)	106,475	7,100	1,234	116,307	(341,636)	1,760,180

2,270,795	493,193	760,952	166,795	12,000	1,522	130,538	2,374,357	3,635,269

539,069	74,937	303,289	81,392	33,256	—	12,417	1,008,774	1,362,269
(1,527,598)	(265,607)	(1,150,303)	(152,693)	(6,937)	(83)	(174,553)	(3,006,707)	(2,023,065)
3,866,618	190,998	13,840,018	234,118	51,067	—	229,396	(2,966,841)	59,323,826

2,878,089	328	12,993,004	162,817	77,386	(83)	67,260	(4,964,774)	58,663,030

5,148,884	493,521	13,753,956	329,612	89,386	1,439	197,798	(2,590,417)	62,298,299

18,251,871	4,570,864	22,876,391	2,182,108	257,722	9,066	894,048	32,404,374	17,627,132

$23,400,755	$5,064,385	$36,630,347	$2,511,720	$347,108	$10,505	$1,091,846	$29,813,957	$79,925,431

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	PIMCO VARIABLE INSURANCE TRUST (continued)
	LONG-TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN
Investment income:
Income dividends from investments in portfolio shares	$117,130	$406,111	$540,616	$416,522	$2,214,850
Expenses:
Mortality and expense risk fees	215	49	343	534	66

Net investment income (expense)	116,915	406,062	540,273	415,988	2,214,784

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(373,215)	(402,651)	(198,364)	140,953	(688,198)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—

Net realized gain (loss) on investments in portfolio shares	(373,215)	(402,651)	(198,364)	140,953	(688,198)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	658,975	403,642	466,485	7,363	3,585,662

Net increase (decrease) in net assets from operations	$402,675	$407,053	$808,394	$564,304	$5,112,248

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2017

	PIMCO VARIABLE INSURANCE TRUST (continued)
	LONG-TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN
Changes from operations:
Net investment income (expense)	$116,915	$406,062	$540,273	$415,988	$2,214,784
Net realized gain (loss) on investments in portfolio shares	(373,215)	(402,651)	(198,364)	140,953	(688,198)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	658,975	403,642	466,485	7,363	3,585,662

Net increase (decrease) in net assets from operations	402,675	407,053	808,394	564,304	5,112,248

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	255,267	449,028	399,025	359,513	1,813,979
Contract redemptions	(264,043)	(1,806,208)	(1,013,842)	(1,331,480)	(6,026,310)
Net transfers	1,628,352	(1,346,142)	6,771,750	5,564,845	14,291,585

Net increase (decrease) in net assets from contract owners’ transactions	1,619,576	(2,703,322)	6,156,933	4,592,878	10,079,254

Net increase (decrease) in net assets	2,022,251	(2,296,269)	6,965,327	5,157,182	15,191,502

Net assets, beginning of period	4,223,341	32,443,129	19,740,016	19,446,295	99,906,993

Net assets, end of period	$6,245,592	$30,146,860	$26,705,343	$24,603,477	$115,098,495

The accompanying notes are an integral part of these financial statements.

PIMCO VARIABLE INSURANCE TRUST (continued)	PROFUNDS VP
UNCONSTRAINED BOND	ACCESS VP HIGH YIELD	ASIA 30	BANKS	BASIC MATERIALS	BEAR	BIOTECHNOLOGY	BULL	CONSUMER GOODS

$197,551	$54,942	$—	$5,854	$7,324	$—	$—	$—	$12,363

—	1	—	9	—	—	4	1	—

197,551	54,941	—	5,845	7,324	—	(4)	(1)	12,363

(8,864)	(184,380)	162,918	253,106	223,919	(109,439)	224,649	1,778,821	57,781
—	176,807	—	—	—	—	—	138,857	—
—	—	50,137	—	—	—	—	343,472	14,416

(8,864)	(7,573)	213,055	253,106	223,919	(109,439)	224,649	2,261,150	72,197

359,971	(8,615)	68,514	(76,470)	20,932	(31,577)	13,002	509,213	193,146

$548,658	$38,753	$281,569	$182,481	$252,175	$(141,016)	$237,647	$2,770,362	$277,706

PIMCO VARIABLE INSURANCE TRUST (continued)	PROFUNDS VP
UNCONSTRAINED BOND	ACCESS VP HIGH YIELD	ASIA 30	BANKS	BASIC MATERIALS	BEAR	BIOTECHNOLOGY	BULL	CONSUMER GOODS

$197,551	$54,941	$—	$5,845	$7,324	$—	$(4)	$(1)	$12,363
(8,864)	(7,573)	213,055	253,106	223,919	(109,439)	224,649	2,261,150	72,197
359,971	(8,615)	68,514	(76,470)	20,932	(31,577)	13,002	509,213	193,146

548,658	38,753	281,569	182,481	252,175	(141,016)	237,647	2,770,362	277,706

144,713	14,644	24,845	42,315	85,216	144	55,765	92,553	29,270
(605,530)	(195,729)	(102,753)	(211,243)	(92,629)	(21,203)	(191,794)	(1,012,971)	(138,574)
1,512,942	(129,812)	1,033,421	1,729,972	881,689	304,985	925,137	6,843,464	4,017,130

1,052,125	(310,897)	955,513	1,561,044	874,276	283,926	789,108	5,923,046	3,907,826

1,600,783	(272,144)	1,237,082	1,743,525	1,126,451	142,910	1,026,755	8,693,408	4,185,532

10,214,068	1,072,082	647,400	1,729,746	1,205,197	592,578	948,319	12,166,028	1,199,298

$11,814,851	$799,938	$1,884,482	$3,473,271	$2,331,648	$735,488	$1,975,074	$20,859,436	$5,384,830

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	PROFUNDS VP (continued)
	CONSUMER SERVICES	EMERGING MARKETS	EUROPE 30	FALLING U.S. DOLLAR	FINANCIALS
Investment income:
Income dividends from investments in portfolio shares	$—	$1,794	$130,927	$—	$25,980
Expenses:
Mortality and expense risk fees	9	7	1	—	7

Net investment income (expense)	(9)	1,787	130,926	—	25,973

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	186,788	683,443	444,753	(5,605)	670,464
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—

Net realized gain (loss) on investments in portfolio shares	186,788	683,443	444,753	(5,605)	670,464

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	70,175	8,807	113,206	1,956	232,154

Net increase (decrease) in net assets from operations	$256,954	$694,037	$688,885	$(3,649)	$928,591

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2017

	PROFUNDS VP (continued)
	CONSUMER SERVICES	EMERGING MARKETS	EUROPE 30	FALLING U.S. DOLLAR	FINANCIALS
Changes from operations:
Net investment income (expense)	$(9)	$1,787	$130,926	$—	$25,973
Net realized gain (loss) on investments in portfolio shares	186,788	683,443	444,753	(5,605)	670,464
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	70,175	8,807	113,206	1,956	232,154

Net increase (decrease) in net assets from operations	256,954	694,037	688,885	(3,649)	928,591

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	121,324	149,717	152,124	—	109,147
Contract redemptions	(203,145)	(299,371)	(314,938)	(8,338)	(412,084)
Net transfers	1,265,827	2,031,547	4,552,256	28,882	2,056,800

Net increase (decrease) in net assets from contract owners’ transactions	1,184,006	1,881,893	4,389,442	20,544	1,753,863

Net increase (decrease) in net assets	1,440,960	2,575,930	5,078,327	16,895	2,682,454

Net assets, beginning of period	1,364,187	985,538	845,320	50,474	5,081,070

Net assets, end of period	$2,805,147	$3,561,468	$5,923,647	$67,369	$7,763,524

The accompanying notes are an integral part of these financial statements.

PROFUNDS VP (continued)
GOVERNMENT MONEY MARKET	HEALTH CARE	INDUSTRIALS	INTERNATIONAL	INTERNET	JAPAN	LARGE-CAP GROWTH	LARGE-CAP VALUE	MID-CAP

$7,907	$—	$14,228	$—	$—	$—	$—	$3,781	$—

43	—	17	—	8	1	2	—	—

7,864	—	14,211	—	(8)	(1)	(2)	3,781	—

—	81,252	463,636	177,296	466,642	300,692	800,465	94,802	1,341,335
—	—	—	—	—	—	497	—	1,635,790
—	182,448	—	—	—	—	266,908	—	197,870

—	263,700	463,636	177,296	466,642	300,692	1,067,870	94,802	3,174,995

—	54,561	948,546	14,318	43,100	89,564	276,347	(15,379)	(1,372,900)

$7,864	$318,261	$1,426,393	$191,614	$509,734	$390,255	$1,344,215	$83,204	$1,802,095

PROFUNDS VP (continued)
GOVERNMENT MONEY MARKET	HEALTH CARE	INDUSTRIALS	INTERNATIONAL	INTERNET	JAPAN	LARGE-CAP GROWTH	LARGE-CAP VALUE	MID-CAP

$7,864	$—	$14,211	$—	$(8)	$(1)	$(2)	$3,781	$—
—	263,700	463,636	177,296	466,642	300,692	1,067,870	94,802	3,174,995
—	54,561	948,546	14,318	43,100	89,564	276,347	(15,379)	(1,372,900)

7,864	318,261	1,426,393	191,614	509,734	390,255	1,344,215	83,204	1,802,095

35,006,216	65,398	167,481	157,051	194,810	71,480	185,789	—	105,671
(11,129,544)	(166,506)	(239,775)	(88,984)	(158,694)	(100,081)	(466,608)	(249,140)	(2,306,612)
(18,032,181)	1,401,540	998,379	552,066	665,730	(20,899)	2,260,641	(2,092,955)	(1,064,184)

5,844,491	1,300,432	926,085	620,133	701,846	(49,500)	1,979,822	(2,342,095)	(3,265,125)

5,852,355	1,618,693	2,352,478	811,747	1,211,580	340,755	3,324,037	(2,258,891)	(1,463,030)

31,899,747	1,437,520	7,613,311	207,703	1,279,155	2,264,953	4,160,444	3,525,421	28,997,624

$37,752,102	$3,056,213	$9,965,789	$1,019,450	$2,490,735	$2,605,708	$7,484,481	$1,266,530	$27,534,594

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	PROFUNDS VP (continued)
	MID-CAP GROWTH	MID-CAP VALUE	NASDAQ-100	OIL & GAS	PHARMA- CEUTICALS
Investment income:
Income dividends from investments in portfolio shares	$—	$2,489	$—	$20,881	$15,006
Expenses:
Mortality and expense risk fees	—	—	38	1	—

Net investment income (expense)	—	2,489	(38)	20,880	15,006

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	23,852	371,645	2,067,409	(323,197)	22,435
Net realized short-term capital gain distributions from investments in portfolio shares	—	20,972	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	99,052	28,305	48,642	—	6,688

Net realized gain (loss) on investments in portfolio shares	122,904	420,922	2,116,051	(323,197)	29,123

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	16,309	(258,036)	391,713	(169,234)	(1,814)

Net increase (decrease) in net assets from operations	$139,213	$165,375	$2,507,726	$(471,551)	$42,315

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2017

	PROFUNDS VP (continued)
	MID-CAP GROWTH	MID-CAP VALUE	NASDAQ-100	OIL & GAS	PHARMA- CEUTICALS
Changes from operations:
Net investment income (expense)	$—	$2,489	$(38)	$20,880	$15,006
Net realized gain (loss) on investments in portfolio shares	122,904	420,922	2,116,051	(323,197)	29,123
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	16,309	(258,036)	391,713	(169,234)	(1,814)

Net increase (decrease) in net assets from operations	139,213	165,375	2,507,726	(471,551)	42,315

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	8,880	27,800	519,279	10,324	31,406
Contract redemptions	(58,242)	(244,015)	(710,051)	(201,975)	(106,996)
Net transfers	399,004	(4,452,572)	(1,607,040)	(1,963,219)	293,552

Net increase (decrease) in net assets from contract owners’ transactions	349,642	(4,668,787)	(1,797,812)	(2,154,870)	217,962

Net increase (decrease) in net assets	488,855	(4,503,412)	709,914	(2,626,421)	260,277

Net assets, beginning of period	509,878	5,082,153	12,173,895	4,651,075	486,959

Net assets, end of period	$998,733	$578,741	$12,883,809	$2,024,654	$747,236

The accompanying notes are an integral part of these financial statements.

PROFUNDS VP (continued)
PRECIOUS METALS	REAL ESTATE	RISING RATES OPPORTUNITY	SEMI- CONDUCTOR	SHORT EMERGING MARKETS	SHORT INTERNATIONAL	SHORT MID-CAP	SHORT NASDAQ-100	SHORT SMALL-CAP

$—	$6,729	$—	$2,727	$—	$—	$—	$—	$—

—	—	—	6	—	—	—	—	—

—	6,729	—	2,721	—	—	—	—	—

28,637	(7,329)	(161,988)	553,933	(49,751)	(3,467)	(49,123)	(102,490)	(63,315)
—	—	—	—	—	—	3,472	—	—
—	28,358	—	—	—	—	—	—	—

28,637	21,029	(161,988)	553,933	(49,751)	(3,467)	(45,651)	(102,490)	(63,315)

12,611	(15,124)	24,581	(47,509)	(5,173)	(67)	(365)	(4,797)	(519)

$41,248	$12,634	$(137,407)	$509,145	$(54,924)	$(3,534)	$(46,016)	$(107,287)	$(63,834)

PROFUNDS VP (continued)
PRECIOUS METALS	REAL ESTATE	RISING RATES OPPORTUNITY	SEMI- CONDUCTOR	SHORT EMERGING MARKETS	SHORT INTERNATIONAL	SHORT MID-CAP	SHORT NASDAQ-100	SHORT SMALL-CAP

$—	$6,729	$—	$2,721	$—	$—	$—	$—	$—
28,637	21,029	(161,988)	553,933	(49,751)	(3,467)	(45,651)	(102,490)	(63,315)
12,611	(15,124)	24,581	(47,509)	(5,173)	(67)	(365)	(4,797)	(519)

41,248	12,634	(137,407)	509,145	(54,924)	(3,534)	(46,016)	(107,287)	(63,834)

10,012	14,194	9,116	91,239	—	—	—	—	—
(82,121)	(72,322)	(133,213)	(155,002)	(10,339)	(13,192)	(136)	(49,320)	(23,363)
12,275	206,466	(697,716)	161,781	(80,027)	59,320	81,593	72,823	39,959

(59,834)	148,338	(821,813)	98,018	(90,366)	46,128	81,457	23,503	16,596

(18,586)	160,972	(959,220)	607,163	(145,290)	42,594	35,441	(83,784)	(47,238)

926,297	475,323	1,584,067	1,009,010	307,362	12,978	2,406	150,461	117,584

$907,711	$636,295	$624,847	$1,616,173	$162,072	$55,572	$37,847	$66,677	$70,346

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	PROFUNDS VP (continued)
	SMALL CAP	SMALL-CAP GROWTH	SMALL-CAP VALUE	TECHNOLOGY	TELECOM- MUNICATIONS
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$778	$1,311	$19,694
Expenses:
Mortality and expense risk fees	—	8	—	—	—

Net investment income (expense)	—	(8)	778	1,311	19,694

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	1,027,063	140,085	398,252	789,618	(75,996)
Net realized short-term capital gain distributions from investments in portfolio shares	701,948	8,916	—	—	24,187
Net realized long-term capital gain distributions from investments in portfolio shares	181,234	279,748	36,375	—	—

Net realized gain (loss) on investments in portfolio shares	1,910,245	428,749	434,627	789,618	(51,809)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,214,067)	(199,063)	(297,135)	(22,140)	(181)

Net increase (decrease) in net assets from operations	$696,178	$229,678	$138,270	$768,789	$(32,296)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	PROFUNDS VP (continued)
	SMALL CAP	SMALL-CAP GROWTH	SMALL-CAP VALUE	TECHNOLOGY	TELECOM- MUNICATIONS
Changes from operations:
Net investment income (expense)	$—	$(8)	$778	$1,311	$19,694
Net realized gain (loss) on investments in portfolio shares	1,910,245	428,749	434,627	789,618	(51,809)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,214,067)	(199,063)	(297,135)	(22,140)	(181)

Net increase (decrease) in net assets from operations	696,178	229,678	138,270	768,789	(32,296)

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	18,171	23,919	44,561	122,506	20,079
Contract redemptions	(515,558)	(238,825)	(488,900)	(279,463)	(33,302)
Net transfers	(2,405,456)	(1,361,359)	(7,994,366)	873,016	(44,339)

Net increase (decrease) in net assets from contract owners’ transactions	(2,902,843)	(1,576,265)	(8,438,705)	716,059	(57,562)

Net increase (decrease) in net assets	(2,206,665)	(1,346,587)	(8,300,435)	1,484,848	(89,858)

Net assets, beginning of period	9,268,217	3,425,012	11,339,098	1,447,768	791,492

Net assets, end of period	$7,061,552	$2,078,425	$3,038,663	$2,932,616	$701,634

The accompanying notes are an integral part of these financial statements.

PROFUNDS VP (continued)							PUTNAM VARIABLE TRUST
U.S. GOVERNMENT PLUS	ULTRABULL	ULTRAMID- CAP	ULTRA- NASDAQ-100	ULTRASHORT NASDAQ-100	ULTRA- SMALL-CAP	UTILITIES	ABSOLUTE RETURN 500	AMERICAN GOVERNMENT INCOME

$14,403	$—	$—	$—	$—	$—	$51,794	$—	$26,774
—	20	2	24	14	1	1	—	—

14,403	(20)	(2)	(24)	(14)	(1)	51,793	—	26,774

399,962	220,789	399,452	5,656,698	(140,293)	407,520	207,859	28,902	(7,055)

—	513,679	183,960	592,172	—	179,016	16,689	—	—
—	16,074	41,549	113,396	—	69,000	68,164	—	—

399,962	750,542	624,961	6,362,266	(140,293)	655,536	292,712	28,902	(7,055)

(43,617)	39,640	(60,993)	415,464	(7,115)	6	(107,394)	67,417	5,764

$370,748	$790,162	$563,966	$6,777,706	$(147,422)	$655,541	$237,111	$96,319	$25,483

PROFUNDS VP (continued)							PUTNAM VARIABLE TRUST
U.S. GOVERNMENT PLUS	ULTRABULL	ULTRAMID- CAP	ULTRA- NASDAQ-100	ULTRASHORT NASDAQ-100	ULTRA- SMALL-CAP	UTILITIES	ABSOLUTE RETURN 500	AMERICAN GOVERNMENT INCOME

$14,403	$(20)	$(2)	$(24)	$(14)	$(1)	$51,793	$—	$26,774
399,962	750,542	624,961	6,362,266	(140,293)	655,536	292,712	28,902	(7,055)
(43,617)	39,640	(60,993)	415,464	(7,115)	6	(107,394)	67,417	5,764

370,748	790,162	563,966	6,777,706	(147,422)	655,541	237,111	96,319	25,483

43,780	52,626	49,632	21,091	5,669	46,059	26,355	31,684	25,019
(489,042)	(166,482)	(171,735)	(277,949)	(5,579)	(338,632)	(300,180)	(67,284)	(83,606)
(618,990)	(303,332)	(478,281)	15,319,418	(247,767)	4,959,003	6,771	405,986	1,060,698

(1,064,252)	(417,188)	(600,384)	15,062,560	(247,677)	4,666,430	(267,054)	370,386	1,002,111

(693,504)	372,974	(36,418)	21,840,266	(395,099)	5,321,971	(29,943)	466,705	1,027,594

2,858,082	2,611,370	2,081,371	14,596,879	492,212	1,697,739	2,325,295	1,356,553	1,114,270

$2,164,578	$2,984,344	$2,044,953	$36,437,145	$97,113	$7,019,710	$2,295,352	$1,823,258	$2,141,864

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	PUTNAMVARIABLE TRUST(continued)				REDWOOD INVESTMENT MANAGEMENT
	DIVERSIFIED INCOME	EQUITY INCOME	HIGH YIELD	INCOME	VIT MANAGED VOLATILITY CLASS I
Investment income:
Income dividends from investments in portfolio shares	$209,670	$123,349	$172,501	$471,744	$761,534
Expenses:
Mortality and expense risk fees	—	9	2	519	—

Net investment income (expense)	209,670	123,340	172,499	471,225	761,534

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(50,128)	536,684	483,741	(243,935)	212,617
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	218,480	—	—	—

Net realized gain (loss) on investments in portfolio shares	(50,128)	755,164	483,741	(243,935)	212,617

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	58,031	597,606	(136,642)	321,788	(56,913)

Net increase (decrease) in net assets from operations	$217,573	$1,476,110	$519,598	$549,078	$917,238

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	PUTNAM VARIABLE TRUST (continued)				REDWOOD INVESTMENT MANAGEMENT
	DIVERSIFIED INCOME	EQUITY INCOME	HIGH YIELD	INCOME	VIT MANAGED VOLATILITY CLASS I
Changes from operations:
Net investment income (expense)	$209,670	$123,340	$172,499	$471,225	$761,534
Net realized gain (loss) on investments in portfolio shares	(50,128)	755,164	483,741	(243,935)	212,617
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	58,031	597,606	(136,642)	321,788	(56,913)

Net increase (decrease) in net assets from operations	217,573	1,476,110	519,598	549,078	917,238

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	118,867	275,990	122,818	126,376	(5)
Contract redemptions	(216,472)	(609,097)	(901,936)	(650,563)	(1,269,210)
Net transfers	2,598,539	4,346,153	(12,443,863)	4,501,623	(727,927)

Net increase (decrease) in net assets from contract owners’ transactions	2,500,934	4,013,046	(13,222,981)	3,977,436	(1,997,142)

Net increase (decrease) in net assets	2,718,507	5,489,156	(12,703,383)	4,526,514	(1,079,904)

Net assets, beginning of period	2,381,276	5,204,741	17,620,737	7,682,994	12,440,793

Net assets, end of period	$5,099,783	$10,693,897	$4,917,354	$12,209,508	$11,360,889

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

REDWOOD INVESTMENT MANAGEMENT (continued)	ROYCE CAPITAL FUND		RUSSELL INVESTMENT FUNDS
VIT MANAGED VOLATILITY CLASS N	MICRO-CAP	SMALL-CAP	BALANCED STRATEGY	EQUITY GROWTH STRATEGY	GLOBAL REAL ESTATE SECURITIES	INTERNATIONAL DEVELOPED MARKETS (x)*	MODERATE STRATEGY	STRATEGIC BOND (y)*

$603,946	$17,704	$86,558	$17,188	$7,778	$24,475	$3,103	$7,623	$3,703

7	328	378	—	—	—	—	—	—

603,939	17,376	86,180	17,188	7,778	24,475	3,103	7,623	3,703

294,733	138,438	(1,558,584)	1,451	956	(25,306)	3,451	(36)	(4,879)
—	—	—	3,405	955	—	—	825	—
—	277,381	—	30,203	3,537	12,051	4,161	3,263	—

294,733	415,819	(1,558,584)	35,059	5,448	(13,255)	7,612	4,052	(4,879)

(314,914)	(307,209)	1,866,410	30,383	24,604	69,623	16,245	20,412	12,093

$583,758	$125,986	$394,006	$82,630	$37,830	$80,843	$26,960	$32,087	$10,917

REDWOOD INVESTMENT MANAGEMENT (continued)	ROYCE CAPITAL FUND		RUSSELL INVESTMENT FUNDS
VIT MANAGED VOLATILITY CLASS N	MICRO-CAP	SMALL-CAP	BALANCED STRATEGY	EQUITY GROWTH STRATEGY	GLOBAL REAL ESTATE SECURITIES	INTERNATIONAL DEVELOPED MARKETS (x)*	MODERATE STRATEGY	STRATEGIC BOND (y)*

$603,939	$17,376	$86,180	$17,188	$7,778	$24,475	$3,103	$7,623	$3,703
294,733	415,819	(1,558,584)	35,059	5,448	(13,255)	7,612	4,052	(4,879)
(314,914)	(307,209)	1,866,410	30,383	24,604	69,623	16,245	20,412	12,093

583,758	125,986	394,006	82,630	37,830	80,843	26,960	32,087	10,917

645,472	39,511	285,052	—	—	—	—	—	—
(609,453)	(212,336)	(413,222)	(124,605)	(2,145)	(923)	(2,316)	(1,307)	(6,363)
2,924,719	(1,845,727)	(177,313)	(1,590)	(10,333)	(319,605)	(22,448)	—	(77,309)

2,960,738	(2,018,552)	(305,483)	(126,195)	(12,478)	(320,528)	(24,764)	(1,307)	(83,672)

3,544,496	(1,892,566)	88,523	(43,565)	25,352	(239,685)	2,196	30,780	(72,755)

6,234,255	4,630,902	9,464,176	798,725	224,945	899,013	123,237	325,198	348,319

$9,778,751	$2,738,336	$9,552,699	$755,160	$250,297	$659,328	$125,433	$355,978	$275,564

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	RUSSELL INVESTMENT FUNDS (continued)		SEI INSURANCE PRODUCTS TRUST
	U.S. SMALL CAP EQUITY (z)*	U.S. STRATEGIC EQUITY (aa)*	BALANCED STRATEGY	CONSERV- ATIVE STRATEGY	DEFENSIVE STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$38	$2,069	$12,423	$25,935	$12,669
Expenses:
Mortality and expense risk fees	—	—	—	—	—

Net investment income (expense)	38	2,069	12,423	25,935	12,669

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(95)	581	7,020	8,709	7,740
Net realized short-term capital gain distributions from investments in portfolio shares	455	6,654	—	—	793
Net realized long-term capital gain distributions from investments in portfolio shares	1,049	12,924	—	6,200	629

Net realized gain (loss) on investments in portfolio shares	1,409	20,159	7,020	14,909	9,162

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,658	16,230	49,257	28,023	(4,016)

Net increase (decrease) in net assets from operations	$3,105	$38,458	$68,700	$68,867	$17,815

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	RUSSELL INVESTMENT FUNDS (continued)		SEI INSURANCE PRODUCTS TRUST
	U.S. SMALL CAP EQUITY (z)*	U.S. STRATEGIC EQUITY (aa)*	BALANCED STRATEGY	CONSERV- ATIVE STRATEGY	DEFENSIVE STRATEGY
Changes from operations:
Net investment income (expense)	$38	$2,069	$12,423	$25,935	$12,669
Net realized gain (loss) on investments in portfolio shares	1,409	20,159	7,020	14,909	9,162
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,658	16,230	49,257	28,023	(4,016)

Net increase (decrease) in net assets from operations	3,105	38,458	68,700	68,867	17,815

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	180,432	—	—
Contract redemptions	(212)	(2,157)	(169,553)	(362,236)	(405,268)
Net transfers	(3,265)	(36,504)	253,229	168,566	479,154

Net increase (decrease) in net assets from contract owners’ transactions	(3,477)	(38,661)	264,108	(193,670)	73,886

Net increase (decrease) in net assets	(372)	(203)	332,808	(124,803)	91,701

Net assets, beginning of period	23,555	210,337	413,027	1,490,794	954,777

Net assets, end of period	$23,183	$210,134	$745,835	$1,365,991	$1,046,478

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

SEI INSURANCE PRODUCTS TRUST (continued)			T. ROWE PRICE EQUITY SERIES			T. ROWE PRICE FIXED INCOME SERIES	THIRD AVENUE VARIABLE SERIES TRUST	TIMOTHY PLAN VARIABLE SERIES
MARKET GROWTH STRATEGY	MARKET PLUS STRATEGY	MODERATE STRATEGY	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED-TERM BOND II	VALUE	CONSERVATIVE GROWTH

$42,903	$15,434	$40,491	$—	$218,233	$—	$105,394	$18,563	$5,415

2	—	—	29	3	79	15	57	—

42,901	15,434	40,491	(29)	218,230	(79)	105,379	18,506	5,415

(4,411)	8,175	(2,366)	3,191,770	53,211	1,735,593	(13,220)	252,357	3,627
—	—	—	—	45,632	191,461	—	—	—
—	—	5,275	638,482	1,346,143	592,195	—	—	—

(4,411)	8,175	2,909	3,830,252	1,444,986	2,519,249	(13,220)	252,357	3,627

275,518	134,346	100,287	8,656,221	439,402	1,334,917	(12,446)	158,366	133,017

$314,008	$157,955	$143,687	$12,486,444	$2,102,618	$3,854,087	$79,713	$429,229	$142,059

SEI INSURANCE PRODUCTS TRUST (continued)			T. ROWE PRICE EQUITY SERIES			T. ROWE PRICE FIXED INCOME SERIES	THIRD AVENUE VARIABLE SERIES TRUST	TIMOTHY PLAN VARIABLE SERIES
MARKET GROWTH STRATEGY	MARKET PLUS STRATEGY	MODERATE STRATEGY	BLUE CHIP GROWTH II	EQUITY INCOME II	HEALTH SCIENCES II	LIMITED-TERM BOND II	VALUE	CONSERVATIVE GROWTH

$42,901	$15,434	$40,491	$(29)	$218,230	$(79)	$105,379	$18,506	$5,415
(4,411)	8,175	2,909	3,830,252	1,444,986	2,519,249	(13,220)	252,357	3,627
275,518	134,346	100,287	8,656,221	439,402	1,334,917	(12,446)	158,366	133,017

314,008	157,955	143,687	12,486,444	2,102,618	3,854,087	79,713	429,229	142,059

14,362	70,477	484,011	1,148,994	327,742	269,588	178,303	13,151	26,971
(26,361)	(28,949)	(84,003)	(2,499,560)	(585,707)	(1,738,805)	(933,575)	(67,738)	(252,397)
286,267	(15,655)	101,435	9,122,780	(2,247,671)	717,900	(1,751,210)	(2,494,408)	(947,042)

274,268	25,873	501,443	7,772,214	(2,505,636)	(751,317)	(2,506,482)	(2,548,995)	(1,172,468)

588,276	183,828	645,130	20,258,658	(403,018)	3,102,770	(2,426,769)	(2,119,766)	(1,030,409)

2,045,064	847,694	1,444,477	33,302,759	15,197,378	15,094,347	9,338,212	4,445,002	2,265,006

$2,633,340	$1,031,522	$2,089,607	$53,561,417	$14,794,360	$18,197,117	$6,911,443	$2,325,236	$1,234,597

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	TIMOTHY PLAN VARIABLE SERIES (continued)	TORTOISE VARIABLE INSURANCE PORTFOLIO	VANECK VIP TRUST
	STRATEGIC GROWTH	MLP & PIPELINE	EMERGING MARKETS	GLOBAL GOLD	GLOBAL HARD ASSETS
Investment income:
Income dividends from investments in portfolio shares	$8,693	$139,766	$80,313	$199,442	$—
Expenses:
Mortality and expense risk fees	—	—	1,509	—	42

Net investment income (expense)	8,693	139,766	78,804	199,442	(42)

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(15,703)	55,675	1,506,217	(1,231,664)	(2,332)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—

Net realized gain (loss) on investments in portfolio shares	(15,703)	55,675	1,506,217	(1,231,664)	(2,332)

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	273,356	(266,909)	7,904,503	1,230,517	(52,392)

Net increase (decrease) in net assets from operations	$266,346	$(71,468)	$9,489,524	$198,295	$(54,766)

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	TIMOTHY PLAN VARIABLE SERIES (continued)	TORTOISE VARIABLE INSURANCE PORTFOLIO	VANECK VIP TRUST
	STRATEGIC GROWTH	MLP & PIPELINE	EMERGING MARKETS	GLOBAL GOLD	GLOBAL HARD ASSETS
Changes from operations:
Net investment income (expense)	$8,693	$139,766	$78,804	$199,442	$(42)
Net realized gain (loss) on investments in portfolio shares	(15,703)	55,675	1,506,217	(1,231,664)	(2,332)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	273,356	(266,909)	7,904,503	1,230,517	(52,392)

Net increase (decrease) in net assets from operations	266,346	(71,468)	9,489,524	198,295	(54,766)

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	51,961	127,301	294,545	261,333	7,223
Contract redemptions	(500,636)	(522,439)	(1,196,151)	(1,057,112)	(249,713)
Net transfers	25,463	702,309	8,634,208	658,459	(1,445,344)

Net increase (decrease) in net assets from contract owners’ transactions	(423,212)	307,171	7,732,602	(137,320)	(1,687,834)

Net increase (decrease) in net assets	(156,866)	235,703	17,222,126	60,975	(1,742,600)

Net assets, beginning of period	2,387,178	6,687,420	15,147,545	3,769,052	5,660,597

Net assets, end of period	$2,230,312	$6,923,123	$32,369,671	$3,830,027	$3,917,997

The accompanying notes are an integral part of these financial statements.

VANECK VIP TRUST (continued)	VANGUARD VARIABLE INSURANCE FUND
UNCONSTRAINED EMERGING MARKETS BOND	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL

$21,179	$1,453,876	$239,205	$480,150	$1,549,800	$1,565,005	$121,279	$1,630,620	$686,081

8	158,269	58,875	34,796	111,450	250,890	66,261	85,954	179,085

21,171	1,295,607	180,330	445,354	1,438,350	1,314,115	55,018	1,544,666	506,996

120,224	(95,326)	713,047	(192,436)	688,945	1,686,554	(132,691)	173,872	881,995
—	191,799	10,123	218,072	295,871	58,436	2,196	—	—

—	2,098,248	515,548	1,383,732	1,655,335	2,614,610	1,433,187	—	419,627

120,224	2,194,721	1,238,718	1,409,368	2,640,151	4,359,600	1,302,692	173,872	1,301,622

(16,053)	6,017,342	4,794,361	113,509	7,434,905	13,839,717	5,535,588	636,619	21,950,915

$125,342	$9,507,670	$6,213,409	$1,968,231	$11,513,406	$19,513,432	$6,893,298	$2,355,157	$23,759,533

VANECK VIP TRUST (continued)	VANGUARD VARIABLE INSURANCE FUND
UNCONSTRAINED EMERGING MARKETS BOND	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND	INTERNATIONAL

$21,171	$1,295,607	$180,330	$445,354	$1,438,350	$1,314,115	$55,018	$1,544,666	$506,996
120,224	2,194,721	1,238,718	1,409,368	2,640,151	4,359,600	1,302,692	173,872	1,301,622
(16,053)	6,017,342	4,794,361	113,509	7,434,905	13,839,717	5,535,588	636,619	21,950,915

125,342	9,507,670	6,213,409	1,968,231	11,513,406	19,513,432	6,893,298	2,355,157	23,759,533

20,395	1,832,837	1,185,347	785,924	1,758,228	4,167,534	1,459,499	1,071,914	4,459,837
(126,751)	(3,840,111)	(1,423,656)	(674,935)	(1,810,463)	(4,426,598)	(890,548)	(3,519,548)	(3,800,251)
568,339	27,314,028	11,581,322	(1,678,715)	10,972,614	36,062,288	7,786,963	11,630,473	32,705,176

461,983	25,306,754	11,343,013	(1,567,726)	10,920,379	35,803,224	8,355,914	9,182,839	33,364,762

587,325	34,814,424	17,556,422	400,505	22,433,785	55,316,656	15,249,212	11,537,996	57,124,295

826,615	51,454,279	16,260,304	15,647,620	57,979,325	73,598,179	19,100,391	29,153,444	44,511,840

$1,413,940	$86,268,703	$33,816,726	$16,048,125	$80,413,110	$128,914,835	$34,349,603	$40,691,440	$101,636,135

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	VANGUARD VARIABLE INSURANCE FUND (continued)
	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX
Investment income:
Income dividends from investments in portfolio shares	$487,530	$1,308,104	$2,293,702	$109,650	$3,248,795
Expenses:
Mortality and expense risk fees	107,931	111,486	263,680	58,202	347,063

Net investment income (expense)	379,599	1,196,618	2,030,022	51,448	2,901,732

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	165,168	41,291	56,956	(50,239)	(26,138)
Net realized short-term capital gain distributions from investments in portfolio shares	30,155	38,542	197,845	513,971	72,323
Net realized long-term capital gain distributions from investments in portfolio shares	1,751,858	2,294,242	—	997,320	365,059

Net realized gain (loss) on investments in portfolio shares	1,947,181	2,374,075	254,801	1,461,052	411,244

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,695,645	(1,161,706)	(143,294)	3,802,645	1,270,360

Net increase (decrease) in net assets from operations	$8,022,425	$2,408,987	$2,141,529	$5,315,145	$4,583,336

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	VANGUARD VARIABLE INSURANCE FUND (continued)
	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX
Changes from operations:
Net investment income (expense)	$379,599	$1,196,618	$2,030,022	$51,448	$2,901,732
Net realized gain (loss) on investments in portfolio shares	1,947,181	2,374,075	254,801	1,461,052	411,244
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,695,645	(1,161,706)	(143,294)	3,802,645	1,270,360

Net increase (decrease) in net assets from operations	8,022,425	2,408,987	2,141,529	5,315,145	4,583,336

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,677,283	1,744,572	5,940,312	1,060,898	6,011,576
Contract redemptions	(1,423,806)	(1,802,013)	(6,707,370)	(992,695)	(6,657,801)
Net transfers	16,368,509	6,807,734	25,898,423	7,370,324	57,263,066

Net increase (decrease) in net assets from contract owners’ transactions	16,621,986	6,750,293	25,131,365	7,438,527	56,616,841

Net increase (decrease) in net assets	24,644,411	9,159,280	27,272,894	12,753,672	61,200,177

Net assets, beginning of period	35,785,450	52,944,023	113,193,466	19,901,418	124,507,553

Net assets, end of period	$60,429,861	$62,103,303	$140,466,360	$32,655,090	$185,707,730

*	See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.

VANGUARD VARIABLE INSURANCE FUNDS (continued)	VIRTUS VARIABLE INSURANCE TRUST				WELLS FARGO VT FUNDS		WESTCHESTER CAPITAL MANAGEMENT	WILSHIRE VARIABLE INSURANCE TRUST
TOTAL STOCK MARKET INDEX	DUFF & PHELPS INTER- NATIONAL (ab)*	DUFF & PHELPS REAL ESTATE SECURITIES (ac)*	NEWFLEET MULTI-SECTOR INTERMEDIATE BOND (ad)*	RAMPART EQUITY TREND (ae)*	DISCOVERY	OPPORTUNITY	MERGER FUND VL	2015 ETF

$2,038,564	$23,261	$66,082	$542,782	$—	$—	$6,491	$—	$1,456

264,539	1	4	—	—	1,693	9	2	—

1,774,025	23,260	66,078	542,782	—	(1,693)	6,482	(2)	1,456

1,308,205	(70,021)	(273,068)	185,542	24,155	151,093	(21,129)	(101,019)	(27)
10,791	—	34,131	—	—	—	10,937	—	—
5,544,369	—	405,966	—	17,337	243,914	67,094	—	4,816

6,863,365	(70,021)	167,029	185,542	41,492	395,007	56,902	(101,019)	4,789

13,485,663	250,349	20,926	(92,500)	180,585	748,432	122,585	439,125	(1,034)

$22,123,053	$203,588	$254,033	$635,824	$222,077	$1,141,746	$185,969	$338,104	$5,211

VANGUARD VARIABLE INSURANCE FUNDS (continued)	VIRTUS VARIABLE INSURANCE TRUST				WELLS FARGO VT FUNDS		WESTCHESTER CAPITAL MANAGEMENT	WILSHIRE VARIABLE INSURANCE TRUST
TOTAL STOCK MARKET INDEX	DUFF & PHELPS INTER- NATIONAL (ab)*	DUFF & PHELPS REAL ESTATE SECURITIES (ac)*	NEWFLEET MULTI-SECTOR INTERMEDIATE BOND (ad)*	RAMPART EQUITY TREND (ae)*	DISCOVERY	OPPORTUNITY	MERGER FUND VL	2015 ETF

$1,774,025	$23,260	$66,078	$542,782	$—	$(1,693)	$6,482	$(2)	$1,456
6,863,365	(70,021)	167,029	185,542	41,492	395,007	56,902	(101,019)	4,789
13,485,663	250,349	20,926	(92,500)	180,585	748,432	122,585	439,125	(1,034)

22,123,053	203,588	254,033	635,824	222,077	1,141,746	185,969	338,104	5,211

4,457,375	82,079	24,800	358,396	14,880	62,408	945	378,323	(1)
(4,424,394)	(46,058)	(266,869)	(591,452)	(282,216)	(294,779)	(4,439)	(1,016,412)	(540)
33,834,083	186,608	338,113	6,096,185	(1,015,752)	738,311	(121,085)	(262,227)	—

33,867,064	222,629	96,044	5,863,129	(1,283,088)	505,940	(124,579)	(900,316)	(541)

55,990,117	426,217	350,077	6,498,953	(1,061,011)	1,647,686	61,390	(562,212)	4,670

90,141,247	1,160,555	4,165,370	7,257,115	1,787,213	3,541,464	975,902	13,868,752	45,483

$146,131,364	$1,586,772	$4,515,447	$13,756,068	$726,202	$5,189,150	$1,037,292	$13,306,540	$50,153

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Statements of Operations – Continued

For the Year Ended December 31, 2017

	WILSHIRE VARIABLE INSURANCE TRUST (continued)
	2035 ETF	TOTAL (UNAUDITED)
Investment income:
Income dividends from investments in portfolio shares	$939	$81,048,229
Expenses:
Mortality and expense risk fees	—	3,280,563

Net investment income (expense)	939	77,767,666

Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3	86,567,374
Net realized short-term capital gain distributions from investments in portfolio shares	—	14,313,231
Net realized long-term capital gain distributions from investments in portfolio shares	3,534	74,779,130

Net realized gain (loss) on investments in portfolio shares	3,537	175,659,735

Net change in unrealized appreciation (depreciation) of investments in portfolio shares	448	254,710,120

Net increase (decrease) in net assets from operations	$4,924	$508,137,521

Statements of Changes in Net Assets – Continued For the Year Ended December 31, 2017
	WILSHIRE VARIABLE INSURANCE TRUST (continued)
	2035 ETF	TOTAL (UNAUDITED)
Changes from operations:
Net investment income (expense)	$939	$77,767,666
Net realized gain (loss) on investments in portfolio shares	3,537	175,659,735
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	448	254,710,120

Net increase (decrease) in net assets from operations	4,924	508,137,521

Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	1,046,116,156
Contract redemptions	(24)	(348,036,823)
Net transfers	—	85

Net increase (decrease) in net assets from contract owners’ transactions	(24)	698,079,418

Net increase (decrease) in net assets	4,900	1,206,216,939

Net assets, beginning of period	28,983	3,701,462,339

Net assets, end of period	$33,883	$4,907,679,278

The accompanying notes are an integral part of these financial statements.

This page intentionally left blank.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Jefferson National Life Annuity Account G (“Account G”) was established on January 18, 1996 by the Jefferson National Life Insurance Company (“Company”) and commenced operations on April 29, 1998. The Company is a wholly-owned subsidiary of Jefferson National Financial Corporation (“JNFC”). Account G is used as a funding vehicle for several flexible premium deferred annuity contracts issued by the Company. The products that are funded through Account G are Monument and Monument Advisor, which are registered under the Securities Act of 1933. Account G is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of Account G are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. Account G is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The Monument product was no longer offered effective December 13, 2005.

JNF Advisors, Inc. (“JNF”) was established in January 2007 as a registered investment adviser was 100% owned by JNFC. As of March 1, 2017 JNF was no longer the adviser to the Northern Lights JNF portfolios.

(b) The Contracts

The following variable account investment options are available with only certain variable annuities offered through Account G:

AB VARIABLE PRODUCTS SERIES FUND, INC.

Global Thematic Growth Portfolio Class B

Growth and Income Portfolio Class A

International Growth Portfolio Class B

International Value Portfolio Class B

Small-Mid Cap Value Portfolio Class B

ADVISORS PREFERRED TRUST

Gold Bullion Strategy Portfolio

THE ALGER PORTFOLIOS

Capital Appreciation Portfolio

Large Cap Growth Portfolio

Mid Cap Growth Portfolio

ALPS VARIABLE INVESTMENT TRUST

ALPS/Alerian Energy Infrastructure

ALPS/Red Rock Listed Private Equity

ALPS VARIABLE INVESTMENT TRUST/

MORNINGSTAR ETF ASSET ALLOCATION SERIES

Aggressive Growth Portfolio

Balanced Portfolio

Conservative Portfolio

Growth Portfolio

Income & Growth Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Balanced Fund

Income & Growth Fund

Inflation Protection Fund

International Fund

Large Company Value Fund

Mid Cap Value Fund

Ultra Fund

Value Fund

AMERICAN FUNDS INSURANCE SERIES

Asset Allocation Fund

Blue Chip Income and Growth Fund

Bond Fund

Capital Income Builder Fund

Global Bond Fund

Global Growth Fund

Global Growth and Income Fund

Global Small Cap Fund

Growth Fund

Growth-Income Fund

High-Income Bond Fund

International Fund

International Growth and Income Fund

Managed Risk Asset Allocation Fund

Managed Risk Blue Chip Income & Growth Fund

Mortgage Fund

New World Fund

U.S. Government/AAA Rated Securities Fund

AMUNDI PIONEER ASSET MANAGEMENT

PIONEER VARIABLE CONTRACTS TRUST – Class II

Bond Portfolio

Equity Income Portfolio

Fund Portfolio

High Yield Portfolio

Mid Cap Value Portfolio

Strategic Income Portfolio

BLACKROCK VARIABLE SERIES FUNDS

Advantage Large Cap Core Fund

Advantage Large Cap Value Fund

Equity Dividend Fund

Global Allocation Fund

High Yield Fund

Large Cap Focus Growth Fund

Total Return Fund

U.S. Government Bond Fund

CALVERT VARIABLE PRODUCTS

SRI Balanced Fund

COLUMBIA MANAGEMENT INVESTMENT ADVISORS, LLC

AQR Managed Futures Strategy Portfolio

Select Large-Cap Value Portfolio

Select Smaller-Cap Value Portfolio

Seligman Global Technology Portfolio

Strategic Income Portfolio

CREDIT SUISSE FUNDS

Commodity Return Strategy Portfolio

DFA INVESTMENTS DIMENSIONS GROUP, INC.

VA Equity Allocation Portfolio

VA Global Bond Portfolio

VA Global Moderate Allocation Portfolio

VA International Small Portfolio

VA International Value Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

DELAWARE VIP TRUST

Small Cap Value Series

THE DREFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio

DREYFUS STOCK INDEX FUND

DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO

DREYFUS VARIABLE INVESTMENT FUND

International Value Portfolio

EATON VANCE VARIABLE TRUST

Floating-Rate Income Fund

FEDERATED INSURANCE SERIES

High Income Bond Fund II

Kaufmann Fund II

Managed Volatility Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II

Balanced Portfolio

Contrafund Portfolio

Disciplined Small Cap Portfolio

Equity-Income Portfolio

Freedom Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

High Income Portfolio

International Capital Appreciation Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio Overseas Portfolio

Real Estate Portfolio

Strategic Income Portfolio

Value Portfolio

FIRST EAGLE VARIABLE FUNDS

Overseas Variable Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Global Real Estate II Fund Income II Fund

Mutual Shares II Fund

Rising Dividends II Fund

Strategic Income II Fund

Templeton Global Bond II Fund

U.S. Government Securities II Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Multi-Strategy Alternatives Fund

GUGGENHEIM VARIABLE INSURANCE FUNDS

Global Managed Futures Strategy Fund

Long Short Equity Fund

Multi-Hedge Strategies Fund

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Commodities Strategy Fund

Rydex Consumer Products Fund

Rydex Dow 2X Strategy Fund

Rydex Electronics Fund

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Europe 1.25X Strategy Fund

Rydex Financial Services Fund

Rydex Government Long Bond 1.2X Strategy Fund

Rydex Health Care Fund

Rydex High Yield Strategy Fund

Rydex Internet Fund

Rydex Inverse Dow 2X Strategy Fund

Rydex Inverse Government Long Bond Strategy Fund

Rydex Inverse Mid-Cap Strategy Fund

Rydex Inverse NASDAQ-100® Strategy Fund

Rydex Inverse Russell 2000® Strategy Fund

Rydex Inverse S&P 500 Strategy Fund

Rydex Japan 2X Strategy Fund

Rydex Leisure Fund

Rydex Mid Cap 1.5X Strategy Fund

Rydex NASDAQ-100® Strategy Fund

Rydex NASDAQ-100® 2X Strategy Fund

Rydex Nova Fund

Rydex Precious Metals Fund

Rydex Real Estate Fund

Rydex Retailing Fund

Rydex Russell 2000® 1.5X Strategy Fund

Rydex Russell 2000® 2X Strategy Fund

Rydex S&P 500 2X Strategy Fund

Rydex S&P 500 Pure Growth Fund

Rydex S&P 500 Pure Value Fund

Rydex S&P MidCap 400 Pure Growth Fund

Rydex S&P MidCap 400 Pure Value Fund

Rydex S&P SmallCap 600 Pure Growth Fund

Rydex S&P SmallCap 600 Pure Value Fund

Rydex Strengthening Dollar 2X Strategy Fund

Rydex Technology Fund

Rydex Telecommunications Fund

Rydex Transportation Fund

Rydex Utilities Fund

Rydex Weakening Dollar 2X Strategy Fund

VT Floating Rate Strategies Fund

VT High Yield Fund

VT Small Cap Value Fund

VT StylePlus Large Growth Fund

VT StylePlus Mid Growth Fund

VT U.S. Total Return Bond Fund

INVESCO VARIABLE INSURANCE FUNDS

Balanced-Risk Allocation Fund Series II

Comstock Fund Series I

Core Equity Fund Series I

Core Plus Bond Series I

Diversified Dividend Fund Series I

Equity and Income Fund Series I

Global Real Estate Fund Series I

Government Money Market

Government Securities Fund Series I

Growth and Income Fund Series I

Health Care Fund

High Yield Fund Series I

International Growth Fund Series I

Mid Cap Core Equity Fund Series II

Technology Fund Series I

IVY VARIABLE INSURANCE PORTFOLIOS, INC.

Asset Strategy Portfolio

Balanced Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

Corporate Bond Portfolio

Energy Portfolio

Global Bond Portfolio

High Income Portfolio

Limited Term Bond Portfolio

Mid Cap Growth Portfolio

Natural Resources Portfolio

Science and Technology Portfolio

Value Portfolio

JANUS HENDERSON VIT – Institutional Shares

Balanced Portfolio

Enterprise Portfolio

Forty Portfolio

Global Research Portfolio

Overseas Portfolio

Mid Cap Value Portfolio

Research Portfolio

JANUS HENDERSON VIT – Service Shares

Flexible Bond Portfolio

Global Unconstrained Bond Portfolio

U.S. Low Volatility Portfolio

JOHN HANCOCK VARIABLE INSURANCE TRUST

Emerging Markets Value Trust

JPMORGAN INSURANCE TRUST

Global Allocation Portfolio

Income Builder Portfolio

LAZARD RETIREMENT SERIES, INC.

Emerging Markets Equity Portfolio

Global Dynamic Multi-Asset Portfolio

International Equity Portfolio

US Small-Mid Cap Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Growth Portfolio

ClearBridge Variable Small Cap Growth Portfolio

QS Dynamic Multi-Strategy Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Global High Yield Bond Portfolio

LORD ABBETT SERIES FUND, INC.

Bond Debenture Portfolio

Calibrated Dividend Growth Portfolio

Growth and Income Portfolio

International Opportunities Portfolio

MAINSTAY VP FUND TRUST - Service Class

MacKay Convertible Portfolio

MFS VARIABLE INSURANCE TRUST - Service Class

Growth Series

Value Series

NATIONWIDE VARIABLE INSURANCE TRUST

Bond Index Fund Class Y

International Index Fund Class Y

Mid Cap Index Fund Class Y

Multi-Manager International Value Fund Class I

Multi-Manager Mid Cap Value Fund Class I

Nationwide Fund I

NW DFA NVIT Capital Appreciation Fund

Class P

NW DFA NVIT Moderate Fund Class P

NW DoubleLine NVIT Total Return Tactical Fund

NW Neuberger Berman AMT Sustainable Equity

S&P 500 Index Fund Class Y

Small Cap Index Fund Class Y

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Large Cap Value Portfolio

Mid Cap Growth Portfolio

Mid Cap Intrinsic Value Portfolio

Short Duration Bond Portfolio

US Equity Index PutWrite Strategy Portfolio

NORTHERN LIGHTS VARIABLE TRUST

7Twelve Balanced Portfolio Class 3

BTS Tactical Fixed Income Portfolio

Power Dividend Index

Portfolio Power Income Portfolio

Power Momentum Portfolio

Probabilities Fund

TOPS Aggressive Growth ETF Portfolio Class 1

TOPS Balanced ETF Portfolio Class 1

TOPS Conservative ETF Portfolio (Class 1 & 2)

TOPS Growth ETF Portfolio (Class 1)

TOPS Managed Risk Balanced ETF Portfolio (Class 1 & 2)

TOPS Managed Risk Growth ETF Portfolio (Class 1 & 2)

TOPS Managed Risk Moderate Growth ETF Portfolio (Class 1 & 2)

TOPS Moderate Growth ETF (Class 1 & 2)

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Fund

Global Multi-Alternatives Fund

Global Strategic Income Fund

International Growth Fund

Main Street® Fund

Total Return Bond Fund

PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio

All Asset All Authority Portfolio – Administrative

All Asset All Authority Portfolio – Institutional

CommodityRealReturn Strategy Portfolio

Dynamic Bond Portfolio

Emerging Markets Bond Portfolio

Global Bond Opportunities Unhedged Portfolio

Global Core Bond Hedged Portfolio

Global Multi-Asset Portfolio

High Yield Portfolio

Income Portfolio

International Bond Unhedged Portfolio

International Bond US Dollar Hedged Portfolio

Long-Term US Government Portfolio

Low Duration Portfolio

Real Return Portfolio

Short-Term Portfolio

Total Return Portfolio

PROFUNDS VP

Access VP High Yield Fund

Asia 30 Fund

Banks Fund

Basic Materials Fund

Bear Fund

Biotechnology Fund

Bull Fund

Consumer Goods Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

Consumer Services Fund

Emerging Markets Fund

Europe 30 Fund

Falling U.S. Dollar Fund

Financials Fund

Government Money Market Fund

Health Care Fund

Industrials Fund

International Fund

Internet Fund

Japan Fund

Large-Cap Growth Fund

Large-Cap Value Fund

Mid-Cap Fund

Mid-Cap Growth Fund

Mid-Cap Value Fund

NASDAQ-100® Fund

Oil & Gas Fund

Pharmaceuticals Fund

Precious Metals Fund

Real Estate Fund

Rising Rates Opportunity Fund

Semiconductor Fund

Short Emerging Markets Fund

Short International Fund

Short Mid-Cap Fund

Short NASDAQ-100® Fund

Short Small-Cap Fund

Small Cap Fund

Small-Cap Growth Fund

Small-Cap Value Fund

Technology Fund

Telecommunications Fund

U.S. Government Plus Fund

UltraBull Fund

UltraMid-Cap Fund

UltraNASDAQ-100® Fund

UltraShort NASDAQ-100® Fund

UltraSmall-Cap Fund

Utilities Fund

PUTNAM VARIABLE TRUST

Diversified Income Fund

Equity Income Fund

High Yield Fund

Income Fund

Mortgage Securities Fund

Multi Asset Absolute Return Fund

REDWOOD INVESTMENT MANAGEMENT

Managed Volatility Portfolio (Class I and N)

ROYCE CAPITAL FUND

Micro-Cap Portfolio

Small-Cap Portfolio

SEI INSURANCE PRODUCTS TRUST

Balanced Strategy Fund

Conservative Strategy Fund

Defensive Strategy Fund

Market Growth Strategy Fund

Market Plus Strategy Fund

Moderate Strategy Fund

T. ROWE PRICE EQUITY SERIES, INC.

Blue Chip Growth Portfolio II

Equity Income Portfolio II

Health Sciences Portfolio II

T. ROWE PRICE FIXED INCOME SERIES, INC.

Limited-Term Bond Portfolio II

THIRD AVENUE VARIABLE SERIES TRUST

Value Portfolio

TIMOTHY PLAN VARIABLE SERIES

Conservative Growth Portfolio

Strategic Growth Portfolio

TORTOISE VARIABLE INSURANCE PORTFOLIO

MLP & Pipeline Fund

VANECK VIP TRUST

Emerging Markets Fund

Global Gold Fund

Global Hard Assets Fund

Unconstrained Emerging Markets Bond Fund

VANGUARD VARIABLE INSURANCE FUND

Balanced Portfolio

Capital Growth Portfolio

Diversified Value Portfolio

Equity Income Portfolio

Equity Index Portfolio

Growth Portfolio

High Yield Bond Portfolio

International Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Short-Term Investment Grade Portfolio

Small Company Growth Portfolio

Total Bond Market Index Portfolio

Total Stock Market Index Portfolio

VIRTUS VARIABLE INSURANCE TRUST

Duff & Phelps International Series

Duff & Phelps Real Estate Securities Series

Newfleet Multi-Sector Intermediate Bond Series

WELLS FARGO VT FUNDS

Discovery Fund

Opportunity Fund

WESTCHESTER CAPITAL MANAGEMENT

Merger Fund VL

Any subaccounts not included on the Statement of Asset and Liabilities but listed within Footnote (1)(b) are available investment options but, as of December 31, 2018, policyholders were not invested in the fund. Total Assets and Total Contract Owners’ Equity at the end of the period are $0 for these subaccounts.

The following subaccounts are no longer available to new investors:

THE ALGER PORTFOLIOS

Small Cap Growth Portfolio

AB VARIABLE PRODUCTS SERIES FUND, INC.

Small Cap Growth Portfolio

Dynamic Asset Allocation

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

AMERICAN FUNDS INSURANCE SERIES

Managed Risk Growth Fund

Managed Risk Growth-Income Fund

Managed Risk International Fund

BLACKROCK VARIABLE SERIES FUNDS

Capital Appreciation Fund

FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II

Dynamic Capital Appreciation Portfolio

FundsManager 20% Portfolio

FundsManager 50% Portfolio

FundsManager 60% Portfolio

FundsManager 70% Portfolio

Target Volatility Portfolio

Value Strategies Portfolio

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Global Trends Allocation Fund

GUGGENHEIM VARIABLE INSURANCE FUNDS

Rydex U.S. Government Money Market Fund

VT Large Cap Value Fund

VT StylePlus Small Growth Fund

VT World Equity Income Fund

INVESCO VARIABLE INSURANCE FUNDS

Value Opportunities II Fund

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.

Global Equity Portfolio

Growth Portfolio

JANUS HENDERSON VIT – Service Shares

Global Technology Portfolio

LAZARD RETIREMENT SERIES, INC.

US Strategic Equity Portfolio

LORD ABBETT SERIES FUND, INC.

Classic Stock Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Sustainable Equity Portfolio

NORTHERN LIGHTS VARIABLE TRUST

7Twelve Balanced Portfolio Class 4

TOPS Growth ETF Portfolio Class 2

TOPS Moderate Growth EFT Portfolio Class 2

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Conservative Balanced Fund

PIMCO VARIABLE INSURANCE TRUST

Global Diversified Allocation Portfolio

RUSSELL INVESTMENT FUNDS

Balanced Strategy Fund

Equity Growth Strategy Fund

Global Real Estate Securities Fund

International Developed Markets

Moderate Strategy Fund

Strategic Bond Fund

U.S. Small Cap Equity Fund

U.S. Strategic Equity Fund

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchases payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed accounts as instructed by the contract owner. Shares of the sub-accounts are purchases at the net asset value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual fund shares are valued at closing net asset value per share of the respective portfolios at the end of each New York Stock Exchange business day. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Investment share transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of Account G form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal. Account G is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2014.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting during the reporting period. Actual results could differ from those estimates.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financials statements include an aggregate amount of net assets allocated to future contract benefits for the contract in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed according to prescribed mortality rates. The standard assumed investment return is 3 percent or 5 percent based upon annuitant’s selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) New Accounting Pronouncements

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Breakage

Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in income of $75,778 and an expense of $44,181 for the years ended December 31, 2018 and 2017, respectively.

(2) Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The Company deducts a monthly subscription charge of $20.00 to issue and administer each Monument Advisor contract. These fees were $3,941,109 and $3,415,454 for the years ended December 31, 2018 and 2017, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

The Company deducts a total daily charge from the total investments of the Monument product, which is equivalent to an effective annual rate of 1.30 percent of the daily total net assets, consisting of the 1.15 percent for the mortality and expense risks and .15 percent for administrative expenses. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. These fees were $16,866 and $15,208 for the years ended December 31, 2018 and 2017, respectively. The administrative expenses were $2,022 and $1,983 for the years ended December 31, 2018 and 2017, respectively.

The Company deducts a total daily charge from certain low-cost investments of the Monument Advisor fund, which is equivalent to the effective annual rate of .35 percent of the daily total net assets. This fee is charged on the low-cost investments that do not provide the Company with the amount of revenue it requires to meet its revenue targets. These fees were $5,217,312 and $3,248,756 for the years ended December 31, 2018 and 2017, respectively.

Pursuant to an agreement between Account G for the Monument product and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. These sales and administrative charges were $330 and $454 for the years ended December 31, 2018 and 2017, respectively.

The Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain Monument Advisor investment port- folios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $236,521 and $243,630 for the years ended December 31, 2018 and 2017, respectively.

Account G also offers, for an additional charge in the Monument Advisor product, an optional guaranteed minimum death benefit rider which provides a benefit at death if the contract value is less than the total purchase payments less partial withdrawals. These charges were $114,252 and $119,224 for the years ended December 31, 2018 and 2017, respectively. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

The Monument Advisor product, starting May 1, 2017, offers a return of premium enhanced death benefit rider for which is equivalent to the effective annual rate of .15 percent. These charges were $125,417 for the year ending December 31, 2018 and $14,615 for the period May 1, 2017 through December 31, 2017. This charge is recorded as a mortality and expense risk fee in the accompanying Statements of Changes in Net Assets.

(3) Financial Instruments and Fair Value

FASB ASC 820, Fair Value Measurement and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, Account G generally uses the market approach as the valuation technique for the nature of the mutual fund investments offered in Account G. This technique maximizes the use of observable input and minimizes the use of unobservable inputs.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

In accordance with FASB ASC 820, Account G categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lower priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within difference levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instruments in its entirety.

Account G categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share is deter- mined and published and is the basis for current transaction for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation of other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation input.

Account G recognized transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and any other levels as of December 31, 2018.

	Fair Value Measurements Using
	Total as of 12/31/2018	Level 1	Level 2	Level 3
Separate Account Investments	$5,277,457,855	$5,277,457,855	$—	$—

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2018 are:

Description	Cost of Purchases	Proceeds from Sales
AB Dynamic Asset Allocation Class B	$150,597	$467,728
AB Global Thematic Growth Cl B	710,575	1,513,461
AB Growth and Income Class A	6,293,690	4,625,791
AB International Growth Class B	754,974	3,632,917
AB International Value Class B	3,015,090	2,461,234

Description	Cost of Purchases	Proceeds from Sales
AB Small Cap Growth Class B	$53,191	$258,889
AB Small-Mid Cap Value—Class B	3,181,618	1,393,032
Advisors Preferred Trust Gold Bullion Strategy	12,012,982	10,278,219
Alger Capital Appreciation Class I-2	23,136,069	20,038,377
Alger Large Cap Growth Class I-2	5,957,420	2,385,894
Alger Mid Cap Growth	3,224,896	2,719,803
Alger Small Cap Growth	8,720	6,694
ALPS Aggressive Growth ETF Asset Allocation II	1,309,843	570,351
ALPS Alerian Energy Infrastructure Class III	3,720,877	6,456,704
ALPS Balanced ETF Asset Allocation II	3,434,124	1,530,285
ALPS Conservative ETF Asset Allocation II	2,943,073	2,427,776
ALPS Growth ETF Asset Allocation II	2,036,451	2,199,123
ALPS Income and Growth ETF Asset Allocation II	1,713,414	1,577,399
ALPS/Red Rocks Listed Private Equity Cl III	491,132	437,518
American Century VP Balanced—Class I	2,475,019	2,583,007
American Century VP Income & Growth I	4,862,607	4,499,745
American Century VP Inflation Protection Class II	8,958,321	5,660,672
American Century VP International I	2,562,968	1,551,116
American Century VP Large Company Value I	388,129	572,720
American Century VP Mid Cap Value I	1,016,324	1,228,058
American Century VP Ultra I	16,165,118	16,537,134
American Century VP Value I	2,898,587	4,139,016
American Funds Asset Allocation Class 4	14,961,883	5,676,963
American Funds Blue Chip Income and Growth 4	11,349,158	3,709,481
American Funds Bond Class 4	4,149,729	1,943,914
American Funds Capital Income Builder Class 4	1,462,516	52,182
American Funds Global Bond Class 4	11,626,382	10,718,103
American Funds Global Growth and Income Class 4	1,396,065	286,152
American Funds Global Growth Class 4	1,521,625	667,473
American Funds Global Small Cap Class 4	1,586,746	43,433
American Funds Growth Class 4	20,482,700	12,354,600
American Funds Growth-Income Class 4	12,463,559	7,434,640
American Funds High-Income Bond Class 4	35,894,816	44,102,297
American Funds International Class 4	10,668,602	5,843,642
American Funds International Growth and Income Class 4	2,350,912	72,049
American Funds Managed Risk Asset Allocation P-2	2,420,914	912,074
American Funds Managed Risk Blue Chip Inc & Gr P-2	806,164	836,255
American Funds Managed Risk Growth Class P-2	17,770	1,889
American Funds Managed Risk Growth- Income P-2	2,549	260
American Funds Managed Risk International P-2	899	346
American Funds Mortgage Class 4	6,862,083	794,527
American Funds New World	17,738,347	3,814,993
American Funds US Government/AAA Rated Securities 4	7,336,085	1,616,297
Amundi Pioneer Bond VCT II	8,380,329	3,175,450
Amundi Pioneer Equity Income VCT Class II	4,788,207	4,988,335

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

Description	Cost of Purchases	Proceeds from Sales
Amundi Pioneer Fund VCT Class II	$2,450,386	$2,137,163
Amundi Pioneer High Yield VCT Class II	2,427,670	4,135,767
Amundi Pioneer Mid Cap Value VCT Class II	681,331	499,847
Amundi Pioneer Strategic Income VCT Class II	5,394,076	5,836,223
BlackRock Advantage Large Cap Core V.I. Cl3	6,986,116	3,398,900
BlackRock Advantage Large Cap Value V.I. Cl3	1,540,541	417,403
BlackRock Capital Appreciation V.I. Cl3	10,365	49
BlackRock Equity Dividend V.I. Cl3	4,741,513	2,471,352
BlackRock Global Allocation V.I. Cl3	5,018,106	4,818,568
BlackRock High Yield V.I. Cl3	102,066,117	111,021,625
BlackRock iShares Alternative Strategies Cl 3	908,279	3,857,363
BlackRock iShares Dynamic Fixed Income Cl 3	25,682	889,708
BlackRock Large Cap Focus Growth V.I. Cl3	11,763,167	9,556,762
BlackRock Total Return V.I. Cl3	6,945,001	5,729,680
BlackRock U.S. Government Bond V.I. Cl3	4,031,729	2,403,725
Calvert VP SRI Balanced Class F	705,193	502,806
Credit Suisse Trust Commodity Return Strategy	2,457,742	2,398,861
CVP AQR Managed Futures Strategy	2,022,093	6,201,321
CVP Select Large-Cap Value	7,101,741	3,410,188
CVP Select Smaller-Cap Value	2,323,448	2,662,167
CVP Seligman Global Technology – Class 2	19,765,742	21,536,444
CVP Strategic Income 2	8,069,186	8,275,959
Delaware VIP Small Cap Value – Service	4,206,921	2,694,634
DFA VA Equity Allocation	11,669,634	815,956
DFA VA Global Bond	35,447,699	9,693,312
DFA VA Global Moderate Allocation	20,395,924	7,985,339
DFA VA International Small	21,565,003	7,308,543
DFA VA International Value	33,905,331	7,254,674
DFA VA Short-Term Fixed	55,605,289	15,092,758
DFA VA U.S. Large Value	46,142,254	15,177,559
DFA VA U.S. Targeted Value	23,361,742	7,232,941
Dreyfus International Value	1,648,171	1,065,240
Dreyfus Small Cap Stock Index Fund – Serv	16,834,747	10,330,104
Dreyfus Stock Index	22,910,089	26,841,398
Dreyfus Sustainable U.S. Equity	325,897	165,059
Eaton Vance VT Floating-Rate Income	91,937,893	78,563,981
Federated High Income Bond II	8,203,136	9,901,074
Federated Kaufmann II	8,837,223	6,896,864
Federated Managed Volatility II	3,320,054	2,360,613
Fidelity VIP Balanced – Serv II	10,551,876	7,561,000
Fidelity VIP Contrafund – Serv II	7,710,343	7,604,275
Fidelity VIP Disciplined Small Cap – Serv II	1,458,936	611,328
Fidelity VIP Dynamic Capital Appre -Serv II	4,911	—
Fidelity VIP Equity-Income – Serv II	764,604	2,535,046
Fidelity VIP Freedom Income Serv II	710,208	445,910
Fidelity VIP FundsManager 20% Service 2	1,055	270
Fidelity VIP FundsManager 50% Service 2	46,971	101,583
Fidelity VIP FundsManager 60% Service 2	109,589	18,723
Fidelity VIP FundsManager 70% Service 2	135	—
Fidelity VIP Growth – Serv II	9,525,520	11,842,459
Fidelity VIP Growth & Income – Serv II	7,807,519	7,095,391
Fidelity VIP Growth Opportunities – Serv II	13,868,270	9,204,844
Fidelity VIP High Income – Serv II	30,389,259	32,280,816
Fidelity VIP Intl Capital Apprec – Serv II	12,033,071	6,551,935
Fidelity VIP Investment Grade Bond-Serv II	11,569,059	9,950,733
Fidelity VIP Mid Cap – Serv II	3,856,839	3,075,977
Fidelity VIP Overseas – Serv II	2,563,180	6,074,249

Description	Cost of Purchases	Proceeds from Sales
Fidelity VIP Real Estate – Serv II	$7,680,583	$6,720,044
Fidelity VIP Strategic Income – Serv II	9,016,627	11,470,396
Fidelity VIP Target Volatility – Serv II	22,184	59,029
Fidelity VIP Value -Serv II	913,856	1,495,218
Fidelity VIP Value Strategies – Serv II	1,298	8,502
First Eagle Overseas	14,360,444	7,710,721
Franklin Global Real Estate II	768,514	1,133,165
Franklin Income II	6,452,211	5,447,372
Franklin Mutual Shares II	728,428	1,010,344
Franklin Rising Dividends II	7,283,309	5,520,177
Franklin Strategic Income II	1,589,596	3,133,266
Franklin Templeton Global Bond II	21,077,261	18,506,308
Franklin U.S. Government Securities II	8,364,503	7,578,755
Goldman Sachs VIT Global Trends Allocation – Ser	3,398	25
Goldman Sachs VIT Multi-Strategy Alternatives	1,598,289	3,816,953
Goldman Sachs VIT Strategic Income	535,067	2,697,499
Guggenheim Global Managed Futures Stgy	1,596,654	1,202,702
Guggenheim Long Short Equity	3,146,313	2,836,529
Guggenheim Multi-Hedge Strategies	378,540	1,124,467
Guggenheim Rydex Banking	13,554,228	14,939,586
Guggenheim Rydex Basic Materials	4,099,199	8,342,622
Guggenheim Rydex Biotechnology	9,194,219	11,211,629
Guggenheim Rydex Commodities Strategy	26,056,848	26,147,321
Guggenheim Rydex Consumer Products	16,059,777	14,506,960
Guggenheim Rydex Dow 2X Strategy	39,146,477	43,982,225
Guggenheim Rydex Electronics	11,080,682	12,974,151
Guggenheim Rydex Energy	60,443,385	60,354,725
Guggenheim Rydex Energy Services	7,403,357	7,496,544
Guggenheim Rydex Europe 1.25X Strategy	7,206,217	7,603,541
Guggenheim Rydex Financial Services	30,181,281	35,323,885
Guggenheim Rydex Gov’t Long Bond 1.2X Strategy	213,695,538	211,795,246
Guggenheim Rydex Health Care	26,707,966	27,173,594
Guggenheim Rydex High Yield Strategy	21,794,837	21,804,622
Guggenheim Rydex Internet	26,632,832	26,172,832
Guggenheim Rydex Inverse Dow 2X Strategy	27,028,978	27,619,461
Guggenheim Rydex Inverse Gov’t Long Bond Strategy	30,854,068	31,126,837
Guggenheim Rydex Inverse Mid-Cap Strategy	2,568,894	2,215,357
Guggenheim Rydex Inverse NASDAQ-100® Strategy	24,213,340	20,113,675
Guggenheim Rydex Inverse Russell 2000® Strategy	9,287,055	7,115,243
Guggenheim Rydex Inverse S&P 500 Strategy	61,987,583	60,466,077
Guggenheim Rydex Japan 2X Strategy	10,222,566	12,461,965
Guggenheim Rydex Leisure	12,495,371	16,288,941
Guggenheim Rydex Mid-Cap 1.5X Strategy	25,489,502	24,811,462
Guggenheim Rydex NASDAQ-100®	192,757,687	198,070,673
Guggenheim Rydex NASDAQ-100® 2X Strategy	298,545,451	295,427,636
Guggenheim Rydex Nova	208,583,906	216,856,187
Guggenheim Rydex Precious Metals	106,364,966	113,045,183
Guggenheim Rydex Real Estate	26,831,992	23,251,813
Guggenheim Rydex Retailing	12,987,651	13,941,704
Guggenheim Rydex Russell 2000® 1.5X Strategy	8,366,310	8,586,340
Guggenheim Rydex Russell 2000® 2X Strategy	126,710,226	128,499,938

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

Description	Cost of Purchases	Proceeds from Sales
Guggenheim Rydex S&P 500 2X Strategy	$296,745,025	$292,217,088
Guggenheim Rydex S&P 500 Pure Growth	34,605,038	33,551,197
Guggenheim Rydex S&P 500 Pure Value	21,687,028	24,124,185
Guggenheim Rydex S&P MidCap 400 Pure Growth	10,246,941	10,123,850
Guggenheim Rydex S&P MidCap 400 Pure Value	10,416,489	12,924,543
Guggenheim Rydex S&P SmallCap 600 Pure Growth	34,927,198	34,675,061
Guggenheim Rydex S&P SmallCap 600 Pure Value	13,346,858	15,862,756
Guggenheim Rydex Strengthening Dollar 2X Strategy	15,363,497	13,754,401
Guggenheim Rydex Technology	21,593,658	23,990,277
Guggenheim Rydex Telecommunications	7,263,385	7,955,624
Guggenheim Rydex Transportation	8,078,708	10,798,717
Guggenheim Rydex US Government Money Market	11,308	415,688
Guggenheim Rydex Utilities	36,725,563	31,139,432
Guggenheim Rydex Weakening Dollar 2X	2,941,527	2,925,508
Guggenheim Var Ser Floating Rate Strategies Ser F	37,889,838	33,050,110
Guggenheim Var Ser High Yield Ser P	12,468,705	18,153,853
Guggenheim Var Ser Large Cap Value Ser B	2,790	1,012
Guggenheim Var Ser Small Cap Value Ser Q	177,388	184,627
Guggenheim Var Ser StylePlus Large Core Ser A	—	7,141
Guggenheim Var Ser StylePlus Large Growth Ser Y	847,593	842,896
Guggenheim Var Ser StylePlus Mid Growth Ser J	1,269,381	1,109,060
Guggenheim Var Ser StylePlus Small Growth Ser X	225	—
Guggenheim Var Ser U.S. Total Return Bond Ser E	24,147,397	19,215,531
Guggenheim Var Ser World Equity Income Ser D	6,055	8,938
Invesco V.I. Balanced Risk Allocation II	6,382,580	1,187,315
Invesco V.I. Comstock I	3,382,302	1,663,131
Invesco V.I. Core Equity I	530,135	1,131,546
Invesco V.I. Core Plus Bond I	1,553,591	2,721,761
Invesco V.I. Diversified Dividend I	11,224,261	11,248,731
Invesco V.I. Equity and Income I	7,237,097	2,465,378
Invesco V.I. Global Real Estate I	8,036,932	4,767,456
Invesco V.I. Government Money Market I	1,782,178,446	1,549,405,638
Invesco V.I. Government Securities I	21,991,604	23,936,317
Invesco V.I. Growth and Income I	1,544,696	1,248,355
Invesco V.I. Health Care I	2,021,300	1,283,789
Invesco V.I. High Yield I	73,111,924	74,980,456
Invesco V.I. International Growth I	1,356,988	4,013,695
Invesco V.I. Mid Cap Core Equity II	2,676,515	2,576,491
Invesco V.I. Technology I	6,377,977	6,063,007
Invesco V.I. Value Opportunities II	1,347	193
Ivy VIP Asset Strategy	1,662,129	1,129,788
Ivy VIP Balanced	1,870,489	3,993,033
Ivy VIP Corporate Bond	1,301,342	1,534,918
Ivy VIP Energy	3,849,563	3,791,349
Ivy VIP Global Bond	1,006,138	1,257,560
Ivy VIP Global Equity Income	14,256	12,189
Ivy VIP Growth	1,737	171
Ivy VIP High Income	41,626,115	39,393,188
Ivy VIP Limited-Term Bond	2,029,422	1,419,420
Ivy VIP Mid Cap Growth	5,399,935	4,273,587

Description	Cost of Purchases	Proceeds from Sales
Ivy VIP Natural Resources	$1,189,458	$1,590,460
Ivy VIP Science and Technology	4,606,011	5,054,918
Ivy VIP Value	1,938,838	1,346,576
Janus Henderson Balanced – Inst	12,728,352	6,903,472
Janus Henderson Enterprise – Inst	13,707,822	9,196,307
Janus Henderson Flexible Bond – Serv	7,614,652	11,434,791
Janus Henderson Forty – Inst	3,430,016	5,098,534
Janus Henderson Global Allocation – Moderate – Service	220	22,667
Janus Henderson Global Research – Inst	2,369,277	2,241,232
Janus Henderson Global Technology – Serv	7,037	2,260
Janus Henderson Global Unconstrained Bond – Serv	885,721	813,138
Janus Henderson Mid Cap Value – Inst	6,080,637	1,632,633
Janus Henderson Overseas – Inst	3,094,890	2,248,421
Janus Henderson Research – Inst	2,666,163	1,451,793
Janus Henderson US Low Volatility – Serv	6,516,541	4,376,149
JHancock Emerging Markets Value Trust NAV	11,803,617	6,087,844
JPMorgan Global Allocation Class 2	4,033,507	7,569,644
JPMorgan Income Builder Class 2	3,967,113	2,427,352
Lazard Retirement Emerging Markets Equity	10,823,981	15,718,860
Lazard Retirement Global Dynamic Multi-Asset	1,523,995	545,104
Lazard Retirement International Equity	5,068,272	9,746,615
Lazard Retirement US Small-Mid Cap Equity	1,679,271	649,765
Lazard Retirement US Strategic Equity	8,925	144,813
LM QS Dynamic Multi Strategy II	313,234	97,120
LMCBV Aggressive Growth I	4,137,082	3,814,997
LMCBV Dividend Strategy I	3,443,724	2,699,529
LMCBV Large Cap Growth I	8,193,579	5,746,401
LMCBV Small Cap Growth II	30,338,286	22,344,373
LMWAV Global High Yield Bond I	4,586,661	7,352,071
Lord Abbett Bond Debenture	14,126,386	17,224,097
Lord Abbett Calibrated Dividend Growth	7,416,731	6,108,196
Lord Abbett Classic Stock	10,193	31,546
Lord Abbett Growth and Income	803,047	727,793
Lord Abbett International Opportunities	4,227,002	4,832,309
MainStay VP MacKay Convertible Service	7,852,002	4,504,955
MFS Growth Series – Service	2,238,177	1,331,856
MFS Value Series – Service	1,587,842	213,681
Neuberger Berman AMT Large Cap Value I	6,406,143	5,137,167
Neuberger Berman AMT Mid Cap Growth Class I	1,324,767	1,977,158
Neuberger Berman AMT Mid Cap Intrinsic Value I	3,626,936	3,913,991
Neuberger Berman AMT Short Duration Bond	1,783,833	845,940
Neuberger Berman AMT Sustainable Equity Class I	71,567	452,950
Neuberger Berman AMT US Equity Index PutWrite Strategy	3,430,867	3,400,373
Northern Lights 7Twelve Balanced Cl 3	368,657	203,890
Northern Lights 7Twelve Balanced Cl 4	53	102,489
Northern Lights Anchor Tactical Credit Strategies	–	45,451
Northern Lights BTS Tactical Fixed Income VIT CL 2	4,755,137	8,325,999
Northern Lights Power Dividend Index	3,716,159	2,643,486
Northern Lights Power Income Class 2	3,130,969	936,730
Northern Lights Power Momentum	5,318,006	758,551

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

Description	Cost of Purchases	Proceeds from Sales
Northern Lights Probabilities Class 1	$3,536,411	$8,053,116
Northern Lights TOPS Aggressive Growth ETF – Class 1	4,590	92
Northern Lights TOPS Balanced ETF – Class 1	231,671	1,544
Northern Lights TOPS Conservative ETF Class 1	142,800	399,920
Northern Lights TOPS Conservative ETF – Class 2	395,864	251,997
Northern Lights TOPS Growth ETF – Class 1	202,909	796
Northern Lights TOPS Growth ETF – Class 2	3,110	2,285
Northern Lights TOPS Managed Risk Balanced ETF – Class 1	118,516	249,681
Northern Lights TOPS Managed Risk Balanced ETF – Class 2	136,520	1,617,007
Northern Lights TOPS Managed Risk Growth ETF – Class 1	2,923,329	2,609,050
Northern Lights TOPS Managed Risk Growth ETF – Class 2	36,642	66,512
Northern Lights TOPS Managed Risk Moderate Growth ETF -1	79,495	698,930
Northern Lights TOPS Managed Risk Moderate Growth ETF -2	57,393	44,335
Northern Lights TOPS Moderate Growth ETF – Class 1	65,930	233,482
Northern Lights TOPS Moderate Growth ETF – Class 2	1,472	66
NVIT Bond Index – Class Y	2,246,747	1,879,159
NVIT International Index – Class Y	24,094,950	12,913,677
NVIT Mid Cap Index – Class Y	8,820,398	5,251,731
NVIT Multi-Manager International Value I	195,753	—
NVIT Multi-Manager Mid Cap Value I	2,247,067	90,759
NVIT Nationwide Fund Class 1	98,329	50,075
NVIT S&P 500 Index – Class Y	25,944,952	13,527,067
NVIT Small Cap Index – Class Y	19,632,895	10,380,511
NW DFA NVIT Capital Appreciation P	714,458	58,535
NW DFA NVIT Moderate P	250,541	154,326
NW DoubleLine NVIT Total Return Tactical Cl Y	9,171,141	1,314,643
NW Neuberger Berman NVIT Sustainable Equity I	794,523	690,728
Oppenheimer Conservative Balanced – Cl 2	5,303	10,041
Oppenheimer Global – Cl 2	9,707,875	9,457,804
Oppenheimer Global Multi-Alternatives – Cl 2	520,130	91,899
Oppenheimer Global Strategic Inc – Cl 2	697,392	532,006
Oppenheimer International Growth – Cl 2	3,921,476	4,566,824
Oppenheimer Main Street – Cl 2	1,348,043	6,817,720
Oppenheimer Total Return Bond – Cl 2	3,078,185	3,804,681
PIMCO VIT All Asset – Admin	3,975,831	3,539,976
PIMCO VIT All Asset All Authority – Admin	1,516,463	2,629,347
PIMCO VIT All Asset All Authority – Inst	18,437	240
PIMCO VIT CommodityRealReturn Strategy - Admin	7,462,252	7,987,311
PIMCO VIT Dynamic Bond – Admin	6,297,678	5,191,141
PIMCO VIT Emerging Markets Bond – Admin	22,656,613	21,628,715
PIMCO VIT Global Bond Opportunities Unhedged – Admin	2,108,325	1,409,228
PIMCO VIT Global Core Bond (Hedged) Admin	702,267	251,928

Description	Cost of Purchases	Proceeds from Sales
PIMCO VIT Global Diversified Allocation – Admin	$414	$82
PIMCO VIT Global Multi-Asset Admin	1,447,112	468,564
PIMCO VIT High Yield – Admin	82,264,565	87,407,920
PIMCO VIT Income – Admin	43,064,366	34,256,084
PIMCO VIT International Bond (Unhedged)- Admin	5,927,920	4,866,979
PIMCO VIT International Bond (US Dollar Hedged)- Admin	20,952,235	19,709,526
PIMCO VIT Long Term US Government – Admin	9,230,507	4,112,727
PIMCO VIT Low Duration – Admin	19,832,294	12,213,479
PIMCO VIT Real Return – Admin	9,108,341	5,964,297
PIMCO VIT Short-Term – Admin	76,385,703	34,740,385
PIMCO VIT Total Return – Admin	34,997,586	24,873,709
ProFunds Access VP High Yield	4,195,052	4,498,210
ProFunds VP Asia 30	3,612,771	4,522,180
ProFunds VP Banks	10,296,642	12,357,397
ProFunds VP Basic Materials	4,044,408	5,547,053
ProFunds VP Bear	9,012,806	8,910,917
ProFunds VP Biotechnology	4,534,139	5,094,209
ProFunds VP Bull	85,598,912	92,670,731
ProFunds VP Consumer Goods	2,312,560	6,506,987
ProFunds VP Consumer Services	8,867,846	9,812,760
ProFunds VP Emerging Markets	8,254,763	10,164,508
ProFunds VP Europe 30	2,263,091	7,455,142
ProFunds VP Falling US Dollar	915,227	935,084
ProFunds VP Financials	9,774,587	14,712,427
ProFunds VP Government Money Market	259,007,449	256,967,656
ProFunds VP Health Care	13,252,912	11,520,063
ProFunds VP Industrials	8,054,454	16,513,715
ProFunds VP International	3,023,050	3,694,040
ProFunds VP Internet	16,078,596	13,894,520
ProFunds VP Japan	5,843,810	6,823,502
ProFunds VP Large-Cap Growth	31,596,018	31,620,190
ProFunds VP Large-Cap Value	7,877,039	6,727,274
ProFunds VP Mid-Cap	18,187,573	32,476,825
ProFunds VP Mid-Cap Growth	9,413,609	9,263,808
ProFunds VP Mid-Cap Value	7,391,152	6,523,275
ProFunds VP NASDAQ-100®	30,183,049	31,558,683
ProFunds VP Oil & Gas	10,825,633	11,213,998
ProFunds VP Pharmaceuticals	3,305,621	3,404,945
ProFunds VP Precious Metals	11,925,726	11,445,671
ProFunds VP Real Estate	1,837,011	1,312,120
ProFunds VP Rising Rates Opportunity	14,824,305	12,794,541
ProFunds VP Semiconductor	6,136,320	6,276,032
ProFunds VP Short Emerging Markets	7,273,545	6,482,081
ProFunds VP Short International	5,312,825	3,988,278
ProFunds VP Short Mid-Cap	2,475,306	2,256,420
ProFunds VP Short NASDAQ-100®	3,070,210	2,858,284
ProFunds VP Short Small-Cap	2,298,575	2,263,770
ProFunds VP Small Cap	9,393,854	9,466,539
ProFunds VP Small-Cap Growth	18,314,995	17,007,684
ProFunds VP Small-Cap Value	12,525,107	12,246,892
ProFunds VP Technology	7,669,854	7,478,109
ProFunds VP Telecommunications	1,944,914	2,229,718
ProFunds VP U.S. Government Plus	65,724,227	66,297,004
ProFunds VP UltraBull	22,933,027	22,552,790
ProFunds VP UltraMid-Cap	7,600,003	6,829,921
ProFunds VP UltraNASDAQ-100®	695,635,554	721,899,198
ProFunds VP UltraShort NASDAQ-100®	51,563,081	50,806,232

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

Description	Cost of Purchases	Proceeds from Sales
ProFunds VP UltraSmall-Cap	$244,320,413	$247,983,074
ProFunds VP Utilities	14,462,402	12,923,787
Putnam VT Diversified Income Cl IB	12,821,680	11,619,914
Putnam VT Equity Income Cl IB	2,547,706	2,438,727
Putnam VT High Yield Cl IB	16,233,997	18,665,823
Putnam VT Income Cl IB	8,016,939	11,518,227
Putnam VT Mortgage Securities Cl IB	1,314,864	1,371,413
Putnam VT Multi Asset Absolute Return Cl B	1,095,999	249,302
Redwood Managed Volatility Class I	3,349,578	7,438,535
Redwood Managed Volatility Class N	4,447,364	3,801,085
RIF Balanced Strategy	49,070	254,136
RIF Equity Growth Strategy	23,290	2,248
RIF Global Real Estate Securities	23,382	206,223
RIF International Developed Markets	11,437	2,071
RIF Moderate Strategy	18,354	15,776
RIF Strategic Bond	5,130	32,489
RIF US Small Cap Equity	3,909	239
RIF US Strategic Equity	32,864	59,916
Royce Micro-Cap	1,424,731	848,970
Royce Small-Cap	2,386,448	3,559,741
SEI Balanced Strategy Class II	234,181	249,171
SEI Conservative Strategy Class II	198,765	189,789
SEI Defensive Strategy Class II	305,758	252,772
SEI Market Growth Strategy Class II	488,608	218,775
SEI Market Plus Strategy Class II	188,403	31,155
SEI Moderate Strategy Class II	314,725	368,702
T. Rowe Price Blue Chip Growth II	33,587,378	29,753,913
T. Rowe Price Equity Income II	4,953,462	3,269,683
T. Rowe Price Health Sciences II	21,351,058	17,736,616
T. Rowe Price Limited-Term Bond II	15,387,931	7,817,115
Third Avenue Variable Annuity Trust Value	272,665	392,863
Timothy Plan Conservative Growth VS	970,816	1,179,877
Timothy Plan Strategic Growth VS	147,049	979,514
Tortoise VIP MLP & Pipeline Cl II	8,032,066	5,188,844
VanEck VIP Emerging Markets	14,791,381	17,352,321
VanEck VIP Global Gold Class S	5,421,517	5,374,479
VanEck VIP Global Hard Assets	3,390,304	3,767,647
VanEck VIP Unconstrained Emerging Markets Bond	1,728,966	1,857,220
Vanguard VIF Balanced	37,024,283	18,739,741
Vanguard VIF Capital Growth	16,069,170	14,400,830
Vanguard VIF Diversified Value	6,682,617	6,177,866
Vanguard VIF Equity Income	47,777,440	19,538,119
Vanguard VIF Equity Index	71,196,550	24,286,862
Vanguard VIF Growth	22,426,795	13,054,354
Vanguard VIF High Yield Bond	16,765,242	16,040,895
Vanguard VIF International	50,796,049	15,717,080
Vanguard VIF Mid-Cap Index	27,702,362	9,057,501
Vanguard VIF REIT Index	27,036,866	13,372,466
Vanguard VIF Short-Term Investment Grade	81,016,034	17,832,438
Vanguard VIF Small Company Growth	20,750,295	10,982,496
Vanguard VIF Total Bond Market Index	90,683,164	27,867,798
Vanguard VIF Total Stock Market Index	57,442,829	19,959,935
Virtus Duff & Phelps International Class A	953,511	1,146,236
Virtus Duff & Phelps Real Estate Securities Class A	1,942,593	1,126,474
Virtus Newfleet Multi-Sector Intermediate Bond Class A	2,180,693	6,136,619
Virtus Rampart Equity Trend Series	188,484	792,574
Wells Fargo VT Discovery	1,807,420	1,439,879
Wells Fargo VT Opportunity	392,955	265,437

Description	Cost of Purchases	Proceeds from Sales
Westchester Merger Fund VL	$11,803,340	$4,388,309
Wilshire VIT 2015 ETF	4,278	48,415
Wilshire VIT 2035 ETF	3,022	32,096

Totals	$8,613,176,170	$7,683,430,930

(4) Financial Highlights

The following tabular presentation is a summary of units, unit values, contract owners’ equity outstanding and contract expense rates, investment income ratios and total returns for each of the periods in the five-year period ended December 31, 2018 for each fund in the Account.

The total return is presented using the minimum and maximum expense ratio unit values and is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlaying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31, (unless noted)
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	CONTRACT OWNERS’ EQUITY	LOWEST	HIGHEST	INVESTMENT INCOME	LOWEST	HIGHEST
PRODUCT	(000S)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
AB Variable Products Series Fund, Inc.:
Dynamic Asset Allocation Portfolio
December 31, 2018	26	$10.00	$13.20	$327	-7.41%	-7.30%	1.22%	0.00%	0.15%
December 31, 2017	50	10.80	14.24	681	8.00%	14.29%	2.67%	0.00%	0.15%
December 31, 2016	38	12.46	12.46	472	3.40%	3.40%	0.43%	—	—
December 31, 2015	120	12.05	12.05	1,446	-1.31%	-1.31%	0.76%	—	—
December 31, 2014	86	12.21	12.21	1,044	4.18%	4.18%	0.38%	—	—
Global Thematic Growth Portfolio
December 31, 2018	50	10.50	14.58	688	-10.10%	-10.00%	0.00%	0.00%	0.15%
December 31, 2017	99	11.68	16.20	1,608	16.80%	36.36%	0.39%	0.00%	0.15%
December 31, 2016	25	11.88	11.88	302	-0.92%	-0.92%	0.00%	—	—
December 31, 2015	33	11.99	11.99	398	2.65%	2.65%	0.00%	—	—
December 31, 2014	21	11.68	11.68	239	4.85%	4.85%	0.00%	—	—
Growth and Income Portfolio
December 31, 2018	568	10.80	23.34	11,752	-6.83%	-5.62%	1.00%	0.00%	1.30%
December 31, 2017	519	11.46	25.05	12,273	14.60%	18.94%	1.40%	0.00%	1.30%
December 31, 2016	511	19.90	21.34	10,174	9.89%	11.30%	1.00%	—	1.30%
December 31, 2015	444	17.88	19.42	7,939	0.36%	1.71%	1.41%	—	1.30%
December 31, 2014	421	17.58	19.35	7,394	8.16%	9.53%	1.36%	—	1.30%
International Growth Portfolio
December 31, 2018	69	9.06	9.44	629	-17.77%	-17.64%	0.25%	0.00%	0.15%
December 31, 2017	329	11.00	11.48	3,621	14.80%	34.64%	1.06%	0.00%	0.15%
December 31, 2016	159	8.17	8.17	1,295	-7.05%	-7.05%	0.00%	—	—
December 31, 2015	148	8.79	8.79	1,299	-2.12%	-2.12%	0.06%	—	—
December 31, 2014	168	8.98	8.98	1,510	-1.43%	-1.43%	0.00%	—	—
International Value Portfolio
December 31, 2018	309	7.02	8.61	2,170	-23.13%	-22.94%	1.11%	0.00%	0.15%
December 31, 2017	247	9.11	11.20	2,250	12.00%	25.14%	1.47%	0.00%	0.15%
December 31, 2016	227	7.28	7.28	1,652	-0.82%	-0.82%	1.16%	—	—
December 31, 2015	197	7.34	7.34	1,447	2.37%	2.37%	1.84%	—	—
December 31, 2014	183	7.17	7.17	1,309	-6.52%	-6.52%	3.69%	—	—
Small Cap Growth Portfolio
December 31, 2018	22	28.03	28.03	626	-1.09%	-1.09%	0.00%	0.00%	0.00%
December 31, 2017	30	28.34	28.34	842	33.81%	33.81%	0.00%	0.00%	0.00%
December 31, 2016	41	21.18	21.18	869	6.22%	6.22%	0.00%	—	—
December 31, 2015	52	19.94	19.94	1,037	-1.53%	-1.53%	0.00%	—	—
December 31, 2014	64	20.25	20.25	1,293	-2.08%	-2.08%	0.00%	—	—
Small-Mid Cap Value Portfolio
December 31, 2018	430	9.38	22.62	9,532	-15.42%	-15.31%	0.22%	0.00%	0.15%
December 31, 2017	389	11.09	26.71	10,335	10.90%	12.84%	0.24%	0.00%	0.15%
December 31, 2016	436	23.67	23.67	10,348	24.78%	24.78%	0.37%	—	—
December 31, 2015	297	18.97	18.97	5,635	-5.67%	-5.67%	0.56%	—	—
December 31, 2014	336	20.11	20.11	6,754	8.94%	8.94%	0.46%	—	—
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio
December 31, 2018	603	8.96	9.73	5,405	-4.51%	-4.38%	8.73%	0.00%	0.15%
December 31, 2017	510	9.37	10.19	4,781	1.90%	11.28%	0.00%	0.00%	0.15%
December 31, 2016	650	8.42	8.42	5,477	6.85%	6.85%	0.00%	—	—
December 31, 2015	274	7.88	7.88	2,163	-12.35%	-12.35%	0.00%	—	—
December 31, 2014	152	8.99	8.99	1,363	-3.54%	-3.54%	0.00%	—	—
The Alger Portfolios:
Capital Appreciation Portfolio
December 31, 2018	370	11.38	67.81	16,864	-1.41%	-0.09%	0.07%	0.00%	1.30%
December 31, 2017	380	11.41	68.78	17,333	14.10%	31.08%	0.17%	0.00%	1.30%
December 31, 2016	355	35.13	53.15	12,496	-0.80%	0.49%	0.18%	—	1.30%
December 31, 2015	486	34.96	53.58	17,013	4.83%	6.20%	0.09%	—	1.30%
December 31, 2014	409	32.92	51.11	13,484	12.28%	13.75%	0.10%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31, (unless noted)
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	CONTRACT OWNERS’ EQUITY	LOWEST	HIGHEST	INVESTMENT INCOME	LOWEST	HIGHEST
PRODUCT	(000S)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
The Alger Portfolios: (continued)
Large Cap Growth Portfolio
December 31, 2018	190	$11.45	$35.99	$5,056	0.87%	2.21%	0.00%	0.00%	1.30%
December 31, 2017	78	11.22	35.68	2,215	12.20%	28.49%	0.00%	0.00%	1.30%
December 31, 2016	89	22.22	28.14	1,983	-2.09%	-0.85%	0.00%	—	1.30%
December 31, 2015	101	22.41	28.74	2,273	0.38%	1.72%	0.00%	—	1.30%
December 31, 2014	161	22.03	28.63	3,557	9.57%	10.98%	0.18%	—	1.30%
Mid Cap Growth Portfolio
December 31, 2018	74	10.66	42.12	1,727	-8.65%	-7.44%	0.00%	0.00%	1.30%
December 31, 2017	66	11.53	46.11	1,748	15.30%	29.80%	0.00%	0.00%	1.30%
December 31, 2016	58	20.20	35.99	1,191	-0.33%	0.95%	0.00%	—	1.30%
December 31, 2015	38	20.01	36.11	795	-2.83%	-1.53%	0.00%	—	1.30%
December 31, 2014	66	20.32	37.16	1,378	6.60%	7.97%	0.00%	—	1.30%
Small Cap Growth Portfolio
December 31, 2018	6	31.51	34.32	197	0.10%	1.45%	0.00%	0.00%	1.30%
December 31, 2017	6	31.48	33.83	200	27.09%	28.73%	0.00%	0.00%	1.30%
December 31, 2016	6	24.77	26.28	168	4.87%	6.22%	0.00%	—	1.30%
December 31, 2015	6	23.62	24.74	158	-4.57%	-3.32%	0.00%	—	1.30%
December 31, 2014	12	24.75	25.59	315	-0.88%	0.43%	0.00%	—	1.30%
ALPS Variable Investment Trust:
ALPS/Alerian Energy Infrastructure Portfolio
December 31, 2018	953	7.94	8.43	8,008	-19.14%	-18.94%	1.52%	0.00%	0.15%
December 31, 2017	1,235	9.82	10.40	12,840	-1.80%	-0.86%	1.98%	0.00%	0.15%
December 31, 2016	1,124	10.49	10.49	11,788	40.81%	40.81%	2.39%	—	—
December 31, 2015	871	7.45	7.45	6,486	-37.92%	-37.92%	0.90%	—	—
December 31, 2014	594	12.00	12.00	7,122	11.94%	11.94%	0.14%	—	—
ALPS/Red Rocks Listed Private Equity Portfolio
December 31, 2018	71	9.76	10.92	766	-12.62%	-12.50%	5.17%	0.00%	0.15%
December 31, 2017	72	11.17	12.48	893	11.70%	24.92%	2.02%	0.00%	0.15%
December 31, 2016	49	9.99	9.99	487	8.00%	8.00%	0.83%	—	—
December 31, 2015	26	9.25	9.25	240	-7.04%	-7.04%	0.16%	—	—
Inception May 1, 2015	—	9.95	9.95	—
Morningstar ETF Asset Allocation Series:
Aggressive Growth Portfolio
December 31, 2018	206	10.08	15.24	2,970	-9.52%	-9.34%	1.44%	0.00%	0.15%
December 31, 2017	184	11.14	16.81	2,892	11.40%	19.81%	1.59%	0.00%	0.15%
December 31, 2016	86	14.03	14.03	1,202	11.17%	11.17%	1.50%	—	—
December 31, 2015	45	12.62	12.62	562	-2.85%	-2.85%	1.49%	—	—
December 31, 2014	30	12.99	12.99	388	4.51%	4.51%	0.65%	—	—
Balanced Portfolio
December 31, 2018	767	10.06	14.88	11,406	-6.42%	-6.24%	1.95%	0.00%	0.15%
December 31, 2017	732	10.75	15.87	11,605	7.50%	13.28%	1.71%	0.00%	0.15%
December 31, 2016	714	14.01	14.01	9,998	8.52%	8.52%	1.81%	—	—
December 31, 2015	652	12.91	12.91	8,420	-2.27%	-2.27%	1.99%	—	—
December 31, 2014	398	13.21	13.21	5,252	4.51%	4.51%	1.36%	—	—
Conservative Portfolio
December 31, 2018	343	10.06	13.18	4,516	-2.52%	-2.37%	2.25%	0.00%	0.15%
December 31, 2017	317	10.32	13.50	4,264	3.20%	6.22%	1.67%	0.00%	0.15%
December 31, 2016	292	12.71	12.71	3,715	4.61%	4.61%	2.05%	—	—
December 31, 2015	178	12.15	12.15	2,164	-1.22%	-1.22%	0.98%	—	—
December 31, 2014	360	12.30	12.30	4,446	2.76%	2.76%	1.03%	—	—
Growth Portfolio
December 31, 2018	538	10.08	15.25	8,173	-8.20%	-8.02%	1.55%	0.00%	0.15%
December 31, 2017	610	10.98	16.58	10,091	9.80%	17.26%	1.53%	0.00%	0.15%
December 31, 2016	465	14.14	14.14	6,580	9.70%	9.70%	1.64%	—	—
December 31, 2015	391	12.89	12.89	5,037	-2.50%	-2.50%	1.48%	—	—
December 31, 2014	281	13.22	13.22	3,714	4.59%	4.59%	1.15%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31, (unless noted)
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	CONTRACT OWNERS’ EQUITY	LOWEST	HIGHEST	INVESTMENT INCOME	LOWEST	HIGHEST
PRODUCT	(000S)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Morningstar ETF Asset Allocation Series: (continued)
Income and Growth Portfolio
December 31, 2018	282	$10.08	$14.01	$3,941	-4.36%	-4.24%	1.96%	0.00%	0.15%
December 31, 2017	290	10.54	14.63	4,250	5.40%	9.92%	2.15%	0.00%	0.15%
December 31, 2016	221	13.31	13.31	2,946	6.39%	6.39%	1.95%	—	—
December 31, 2015	150	12.51	12.51	1,873	-1.73%	-1.73%	1.42%	—	—
December 31, 2014	182	12.73	12.73	2,318	3.33%	3.33%	1.22%	—	—
American Century Variable Portfolios, Inc.:
Balanced Fund
December 31, 2018	470	10.38	21.83	10,270	-3.98%	-3.83%	1.41%	0.00%	0.15%
December 31, 2017	486	10.81	22.70	11,024	8.10%	13.90%	1.60%	0.00%	0.15%
December 31, 2016	369	19.93	19.93	7,346	6.98%	6.98%	1.66%	—	—
December 31, 2015	262	18.63	18.63	4,885	-2.56%	-2.56%	1.80%	—	—
December 31, 2014	122	19.12	19.12	2,327	9.89%	9.89%	1.45%	—	—
Income & Growth Fund
December 31, 2018	376	10.49	24.16	8,858	-8.08%	-6.86%	1.93%	0.00%	1.30%
December 31, 2017	392	11.28	25.94	10,157	12.80%	20.48%	2.40%	0.00%	1.30%
December 31, 2016	406	20.40	21.53	8,798	11.96%	13.49%	2.39%	—	1.30%
December 31, 2015	333	18.22	18.97	6,317	-6.80%	-5.62%	2.12%	—	1.30%
December 31, 2014	326	19.55	20.10	6,542	11.02%	12.54%	2.11%	—	1.30%
Inflation Protection Fund
December 31, 2018	760	9.91	14.87	11,149	-4.07%	-2.81%	2.89%	0.00%	1.30%
December 31, 2017	556	10.21	15.30	8,470	2.10%	3.66%	2.61%	0.00%	1.30%
December 31, 2016	543	13.44	14.76	8,033	3.07%	4.38%	1.76%	—	1.30%
December 31, 2015	342	13.04	14.14	4,830	-3.76%	-2.48%	1.74%	—	1.30%
December 31, 2014	223	13.55	14.50	3,235	1.96%	3.35%	1.37%	—	1.30%
International Fund
December 31, 2018	150	9.86	18.78	2,807	-16.35%	-15.25%	1.08%	0.00%	1.30%
December 31, 2017	116	11.64	22.16	2,563	16.40%	31.20%	0.82%	0.00%	1.30%
December 31, 2016	115	13.88	16.89	1,933	-6.72%	-5.48%	1.06%	—	1.30%
December 31, 2015	151	14.88	17.87	2,701	-0.53%	0.73%	0.35%	—	1.30%
December 31, 2014	121	14.96	17.74	2,146	-6.73%	-5.49%	1.61%	—	1.30%
Large Company Value Fund
December 31, 2018	116	9.84	15.60	1,810	-8.12%	-8.02%	1.76%	0.00%	0.15%
December 31, 2017	136	10.71	16.96	2,311	7.10%	11.07%	1.91%	0.00%	0.15%
December 31, 2016	320	15.27	15.27	4,880	15.25%	15.25%	2.13%	—	—
December 31, 2015	324	13.25	13.25	4,293	-3.92%	-3.92%	1.51%	—	—
December 31, 2014	124	13.79	13.79	1,715	12.94%	12.94%	1.43%	—	—
Mid Cap Value Fund
December 31, 2018	254	25.84	25.84	6,566	-12.82%	-12.82%	1.41%	0.00%	0.00%
December 31, 2017	281	29.64	29.64	8,319	11.68%	11.68%	1.53%	0.00%	0.00%
December 31, 2016	376	26.54	26.54	9,968	22.87%	22.87%	1.69%	—	—
December 31, 2015	424	21.60	21.60	9,170	-1.46%	-1.46%	1.61%	—	—
December 31, 2014	688	21.92	21.92	15,070	16.47%	16.47%	1.15%	—	—
Ultra Fund
December 31, 2018	152	11.72	27.29	3,859	0.60%	0.74%	0.28%	0.00%	0.15%
December 31, 2017	208	11.65	27.09	5,609	16.50%	32.21%	0.26%	0.00%	0.15%
December 31, 2016	133	20.49	20.49	2,717	4.49%	4.49%	0.15%	—	—
December 31, 2015	91	19.61	19.61	1,778	6.23%	6.23%	0.32%	—	—
December 31, 2014	36	18.46	18.46	655	10.01%	10.01%	0.30%	—	—
Value Fund
December 31, 2018	415	9.74	28.39	9,649	-10.33%	-9.18%	1.64%	0.00%	1.30%
December 31, 2017	459	10.74	31.66	12,022	7.32%	8.74%	1.62%	0.00%	1.30%
December 31, 2016	524	24.14	29.50	12,636	18.95%	20.52%	1.83%	—	1.30%
December 31, 2015	368	20.03	24.80	7,377	-5.13%	-3.89%	2.06%	—	1.30%
December 31, 2014	415	20.84	26.14	8,645	11.61%	13.08%	1.59%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31, (unless noted)
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	CONTRACT OWNERS’ EQUITY	LOWEST	HIGHEST	INVESTMENT INCOME	LOWEST	HIGHEST
PRODUCT	(000S)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
American Funds Insurance Series:
Asset Allocation Fund
December 31, 2018	2,289	$10.35	$13.11	$29,894	-4.96%	-4.86%	1.56%	0.00%	0.15%
December 31, 2017	1,755	10.89	13.78	24,096	8.90%	15.90%	1.55%	0.00%	0.15%
December 31, 2016	1,259	11.89	11.89	14,969	9.18%	9.18%	1.62%	—	—
December 31, 2015	1,101	10.89	10.89	11,989	1.11%	1.11%	2.94%	—	—
December 31, 2014	345	10.77	10.77	3,715	5.18%	5.18%	3.15%	—	—
Blue Chip Income and Growth Fund
December 31, 2018	1,342	10.19	14.58	19,280	-9.10%	-8.93%	2.08%	0.00%	0.15%
December 31, 2017	966	11.21	16.01	15,301	12.10%	16.69%	2.01%	0.00%	0.15%
December 31, 2016	752	13.72	13.72	10,342	18.48%	18.48%	3.07%	—	—
December 31, 2015	220	11.58	11.58	2,546	-3.18%	-3.18%	2.01%	—	—
December 31, 2014	169	11.96	11.96	2,026	15.11%	15.11%	4.83%	—	—
Bond Fund
December 31, 2018	769	10.06	10.97	8,416	-1.08%	-0.90%	2.42%	0.00%	0.15%
December 31, 2017	586	10.17	11.07	6,442	1.70%	3.26%	1.79%	0.00%	0.15%
December 31, 2016	293	10.72	10.72	3,142	2.78%	2.78%	1.11%	—	—
December 31, 2015	670	10.43	10.43	6,992	0.00%	0.00%	2.90%	—	—
December 31, 2014	572	10.43	10.43	5,966	5.14%	5.14%	4.36%	—	—
Capital Income Builder Fund
December 31, 2018	138	9.55	9.56	1,324	-4.50%	-4.40%	2.15%	0.00%	0.15%
Inception May 1, 2018	—	10.00	10.00	—
Global Bond Fund
December 31, 2018	257	10.14	10.40	2,671	-1.74%	-1.61%	1.67%	0.00%	0.15%
December 31, 2017	197	10.32	10.57	2,078	3.20%	6.66%	0.38%	0.00%	0.15%
December 31, 2016	159	9.91	9.91	1,577	2.38%	2.38%	0.40%	—	—
December 31, 2015	118	9.68	9.68	1,141	-4.25%	-4.25%	0.03%	—	—
December 31, 2014	53	10.11	10.11	536	1.20%	1.20%	2.53%	—	—
Global Growth and Income Fund
December 31, 2018	107	8.89	8.90	948	-11.10%	-11.00%	1.77%	0.00%	0.15%
Inception May 1, 2018	—	10.00	10.00	—
Global Growth Fund
December 31, 2018	84	8.84	8.84	740	-11.60%	-11.60%	0.73%	0.00%	0.15%
Inception May 1, 2018	—	10.00	10.00	—
Global Small Cap Fund
December 31, 2018	151	8.75	8.76	1,324	-12.50%	-12.40%	0.02%	0.00%	0.15%
Inception May 1, 2018	—	10.00	10.00	—
Growth Fund
December 31, 2018	2,214	11.30	16.69	36,222	-0.70%	-0.54%	0.26%	0.00%	0.15%
December 31, 2017	1,974	11.38	16.78	32,776	13.80%	27.99%	0.54%	0.00%	0.15%
December 31, 2016	1,042	13.11	13.11	13,691	9.25%	9.25%	0.69%	—	—
December 31, 2015	664	12.00	12.00	7,968	6.57%	6.57%	1.12%	—	—
December 31, 2014	203	11.26	11.26	2,285	8.17%	8.17%	2.14%	—	—
Growth-Income Fund
December 31, 2018	1,608	11.06	15.50	24,399	-2.21%	-2.02%	1.32%	0.00%	0.15%
December 31, 2017	1,408	11.31	15.82	22,122	13.10%	22.07%	1.53%	0.00%	0.15%
December 31, 2016	896	12.96	12.96	11,619	11.24%	11.24%	1.44%	—	—
December 31, 2015	644	11.65	11.65	7,504	1.22%	1.22%	2.40%	—	—
December 31, 2014	214	11.51	11.51	2,467	10.35%	10.35%	2.39%	—	—
High-Income Bond Fund
December 31, 2018	194	10.00	11.44	2,214	-2.82%	-2.64%	2.04%	0.00%	0.15%
December 31, 2017	915	10.29	11.75	10,744	2.90%	6.62%	7.59%	0.00%	0.15%
December 31, 2016	700	11.02	11.02	7,711	17.36%	17.36%	11.46%	—	—
December 31, 2015	63	9.39	9.39	591	-7.40%	-7.40%	2.75%	—	—
December 31, 2014	29	10.14	10.14	295	0.30%	0.30%	2.05%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31, (unless noted)
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	CONTRACT OWNERS’ EQUITY	LOWEST	HIGHEST	INVESTMENT INCOME	LOWEST	HIGHEST
PRODUCT	(000S)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
American Funds Insurance Series: (continued)
International Fund
December 31, 2018	1,969	$10.02	$11.49	$22,501	-13.55%	-13.35%	1.52%	0.00%	0.15%
December 31, 2017	1,737	11.59	13.26	22,966	15.90%	31.81%	1.53%	0.00%	0.15%
December 31, 2016	1,123	10.06	10.06	11,331	3.29%	3.29%	1.48%	—	—
December 31, 2015	719	9.74	9.74	7,009	-4.79%	-4.79%	1.95%	—	—
December 31, 2014	283	10.23	10.23	2,891	-2.85%	-2.85%	2.37%	—	—
International Growth and Income Fund
December 31, 2018	239	8.75	8.76	2,092	-12.50%	-12.40%	3.87%	0.00%	0.15%
Inception May 1, 2018	—	10.00	10.00	—
Managed Risk Asset Allocation Fund
December 31, 2018	363	10.28	12.19	4,394	-5.08%	-4.91%	1.29%	0.00%	0.15%
December 31, 2017	259	10.83	12.82	3,285	8.30%	14.77%	0.73%	0.00%	0.15%
December 31, 2016	162	11.17	11.17	1,804	7.30%	7.30%	1.34%	—	—
December 31, 2015	102	10.41	10.41	1,064	-1.05%	-1.05%	1.69%	—	—
December 31, 2014	79	10.52	10.52	836	2.94%	2.94%	0.10%	—	—
Managed Risk Blue Chip Income and Growth Fund
December 31, 2018	210	10.25	12.53	2,612	-7.49%	-7.39%	3.09%	0.00%	0.15%
December 31, 2017	226	11.08	13.53	3,048	10.80%	15.05%	1.69%	0.00%	0.15%
December 31, 2016	114	11.76	11.76	1,335	13.40%	13.40%	1.95%	—	—
December 31, 2015	32	10.37	10.37	329	-7.49%	-7.49%	0.22%	—	—
December 31, 2014	59	11.21	11.21	662	8.10%	8.10%	10.67%	—	—
Managed Risk Growth Fund
December 31, 2018	18	13.68	13.68	244	-0.36%	-0.36%	0.44%	0.00%	0.00%
December 31, 2017	18	13.73	13.73	247	25.96%	25.96%	0.29%	0.00%	0.00%
December 31, 2016	18	10.90	10.90	201	2.54%	2.54%	0.19%	—	—
December 31, 2015	28	10.63	10.63	295	0.66%	0.66%	0.00%	—	—
December 31, 2014	20	10.56	10.56	216	1.83%	1.83%	1.13%	—	—
Managed Risk Growth-Income Fund
December 31, 2018	3	13.11	13.11	44	-1.94%	-1.94%	1.06%	0.00%	0.00%
December 31, 2017	3	13.37	13.37	45	20.34%	20.34%	0.99%	0.00%	0.00%
December 31, 2016	3	11.11	11.11	38	6.11%	6.11%	0.85%	—	—
December 31, 2015	22	10.47	10.47	232	-3.68%	-3.68%	0.04%	—	—
December 31, 2014	41	10.87	10.87	449	4.42%	4.42%	2.04%	—	—
Managed Risk International Fund
December 31, 2018	4	10.31	10.31	38	-10.50%	-10.50%	1.69%	0.00%	0.00%
December 31, 2017	4	11.52	11.52	42	28.72%	28.72%	0.73%	0.00%	0.00%
December 31, 2016	4	8.95	8.95	33	-3.03%	-3.03%	0.84%	—	—
December 31, 2015	6	9.23	9.23	53	-6.48%	-6.48%	0.02%	—	—
December 31, 2014	10	9.87	9.87	98	-5.73%	-5.73%	2.63%	—	—
Mortgage Fund
December 31, 2018	843	9.97	10.88	9,175	-0.10%	0.00%	3.67%	0.00%	0.15%
December 31, 2017	294	9.98	10.88	3,190	-0.20%	1.02%	1.39%	0.00%	0.15%
December 31, 2016	251	10.77	10.77	2,704	1.99%	1.99%	0.86%	—	—
December 31, 2015	583	10.56	10.56	6,151	1.64%	1.64%	4.54%	—	—
December 31, 2014	39	10.39	10.39	409	4.95%	4.95%	2.89%	—	—
New World Fund
December 31, 2018	2,275	9.76	11.06	25,088	-14.39%	-14.26%	0.81%	0.00%	0.15%
December 31, 2017	1,223	11.40	12.90	15,757	14.00%	29.13%	1.03%	0.00%	0.15%
December 31, 2016	530	9.99	9.99	5,295	5.05%	5.05%	0.96%	—	—
December 31, 2015	125	9.51	9.51	1,185	-5.37%	-5.37%	1.30%	—	—
December 31, 2014	—	10.05	10.05	—
US Government\AAA Rated Securities Fund
December 31, 2018	558	10.27	10.28	5,735	2.70%	2.80%	4.37%	0.00%	0.15%
Inception May 1, 2018	—	10.00	10.00	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31, (unless noted)
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	CONTRACT OWNERS’ EQUITY	LOWEST	HIGHEST	INVESTMENT INCOME	LOWEST	HIGHEST
PRODUCT	(000S)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Amundi Pioneer Asset Management:
Bond Portfolio
December 31, 2018	1,157	$10.11	$16.73	$19,143	-1.08%	-0.95%	3.07%	0.00%	0.15%
December 31, 2017	870	10.22	16.89	14,631	2.20%	3.62%	2.61%	0.00%	0.15%
December 31, 2016	767	16.30	16.30	12,503	3.95%	3.95%	2.53%	—	—
December 31, 2015	814	15.68	15.68	12,765	0.06%	0.06%	2.75%	—	—
December 31, 2014	756	15.67	15.67	11,877	5.81%	5.81%	3.04%	—	—
Equity Income Portfolio
December 31, 2018	338	10.16	26.10	8,571	-9.97%	-8.77%	2.11%	0.00%	1.30%
December 31, 2017	402	11.16	28.61	11,468	11.60%	15.18%	1.46%	0.00%	1.30%
December 31, 2016	300	22.24	24.84	7,451	17.98%	19.54%	1.81%	—	1.30%
December 31, 2015	244	18.85	20.78	5,067	-1.05%	0.19%	1.79%	—	1.30%
December 31, 2014	332	19.05	20.74	6,873	11.27%	12.78%	2.96%	—	1.30%
Fund Portfolio
December 31, 2018	44	11.11	25.49	1,099	-3.03%	-1.73%	0.74%	0.00%	1.30%
December 31, 2017	40	11.33	25.94	1,029	13.30%	21.33%	1.33%	0.00%	1.30%
December 31, 2016	48	16.52	21.38	1,023	8.26%	9.64%	1.32%	—	1.30%
December 31, 2015	18	15.26	19.50	351	-1.68%	-0.41%	0.56%	—	1.30%
December 31, 2014	50	15.52	19.58	970	9.37%	10.81%	0.85%	—	1.30%
High Yield Portfolio
December 31, 2018	50	9.87	20.67	1,030	-4.08%	-3.95%	4.48%	0.00%	0.15%
December 31, 2017	134	10.29	21.52	2,883	2.90%	7.01%	4.33%	0.00%	0.15%
December 31, 2016	151	20.11	20.11	3,036	13.74%	13.74%	4.60%	—	—
December 31, 2015	125	17.68	17.68	2,217	-4.23%	-4.23%	4.48%	—	—
December 31, 2014	147	18.46	18.46	2,710	-0.32%	-0.32%	4.47%	—	—
Mid Cap Value Portfolio
December 31, 2018	56	8.81	19.98	1,091	-19.62%	-19.50%	0.42%	0.00%	0.15%
December 31, 2017	52	10.96	24.82	1,286	9.60%	12.87%	0.46%	0.00%	0.15%
December 31, 2016	63	21.99	21.99	1,392	16.23%	16.23%	0.42%	—	—
December 31, 2015	60	18.92	18.92	1,133	-6.34%	-6.34%	0.44%	—	—
December 31, 2014	141	20.20	20.20	2,853	14.77%	14.77%	0.78%	—	—
Strategic Income Portfolio
December 31, 2018	729	10.04	17.52	12,573	-2.05%	-1.96%	3.00%	0.00%	0.15%
December 31, 2017	769	10.25	17.87	13,740	2.50%	4.75%	3.36%	0.00%	0.15%
December 31, 2016	759	17.06	17.06	12,945	7.36%	7.36%	3.27%	—	—
December 31, 2015	948	15.89	15.89	15,061	-1.55%	-1.55%	2.95%	—	—
December 31, 2014	823	16.14	16.14	13,281	3.73%	3.73%	3.43%	—	—
BlackRock Variable Series Funds:
Advantage Large Cap Core Fund
December 31, 2018	201	10.57	22.09	4,004	-5.62%	-5.52%	1.91%	0.00%	0.15%
December 31, 2017	63	11.20	23.38	1,443	12.00%	21.96%	1.34%	0.00%	0.15%
December 31, 2016	42	19.17	19.17	813	10.24%	10.24%	1.15%	—	—
December 31, 2015	44	17.39	17.39	766	0.23%	0.23%	1.09%	—	—
December 31, 2014	42	17.35	17.35	730	12.08%	12.08%	1.13%	—	—
Advantage Large Cap Value Fund
December 31, 2018	126	10.13	20.88	2,423	-8.57%	-8.46%	2.05%	0.00%	0.15%
December 31, 2017	83	11.08	22.81	1,874	10.80%	16.85%	2.04%	0.00%	0.15%
December 31, 2016	34	19.52	19.52	660	13.16%	13.16%	0.96%	—	—
December 31, 2015	33	17.25	17.25	562	-2.10%	-2.10%	0.81%	—	—
December 31, 2014	33	17.62	17.62	576	11.73%	11.73%	1.34%	—	—
Capital Appreciation Fund
December 31, 2018	1	23.90	23.90	32	2.14%	2.14%	0.00%	0.00%	0.00%
December 31, 2017	1	23.40	23.40	32	32.95%	32.95%	0.00%	0.00%	0.00%
December 31, 2016	3	17.60	17.60	47	-0.11%	-0.11%	0.00%	—	—
December 31, 2015	7	17.62	17.62	130	6.59%	6.59%	0.00%	—	—
December 31, 2014	11	16.53	16.53	176	8.54%	8.54%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31, (unless noted)
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	CONTRACT OWNERS’ EQUITY	LOWEST	HIGHEST	INVESTMENT INCOME	LOWEST	HIGHEST
PRODUCT	(000S)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
BlackRock Variable Series Funds: (continued)
Equity Dividend Fund
December 31, 2018	407	$10.37	$19.66	$7,995	-7.49%	-7.44%	1.78%	0.00%	0.15%
December 31, 2017	343	11.21	21.24	7,261	12.10%	16.51%	1.63%	0.00%	0.15%
December 31, 2016	275	18.23	18.23	5,018	16.04%	16.04%	1.60%	—	—
December 31, 2015	258	15.71	15.71	4,057	-0.82%	-0.82%	1.44%	—	—
December 31, 2014	286	15.84	15.84	4,531	9.09%	9.09%	1.59%	—	—
Global Allocation Fund
December 31, 2018	1,271	9.90	13.84	17,505	-7.74%	-7.61%	0.91%	0.00%	0.15%
December 31, 2017	1,318	10.73	14.98	19,685	7.30%	13.74%	1.29%	0.00%	0.15%
December 31, 2016	1,396	13.17	13.17	18,386	3.78%	3.78%	1.37%	—	—
December 31, 2015	1,242	12.69	12.69	15,758	-1.01%	-1.01%	1.09%	—	—
December 31, 2014	1,298	12.82	12.82	16,632	1.99%	1.99%	2.59%	—	—
High Yield Fund
December 31, 2018	784	10.00	14.01	10,838	-3.10%	-2.91%	5.25%	0.00%	0.15%
December 31, 2017	1,488	10.32	14.43	21,371	3.20%	7.05%	4.93%	0.00%	0.15%
December 31, 2016	1,925	13.48	13.48	25,943	12.80%	12.80%	5.25%	—	—
December 31, 2015	854	11.95	11.95	10,159	-3.78%	-3.78%	4.80%	—	—
December 31, 2014	1,226	12.42	12.42	15,235	2.48%	2.48%	5.12%	—	—
Large Cap Focus Growth Fund
December 31, 2018	201	11.77	26.33	5,087	2.62%	2.77%	0.00%	0.00%	0.15%
December 31, 2017	154	11.47	25.62	3,925	14.70%	29.26%	0.01%	0.00%	0.15%
December 31, 2016	44	19.82	19.82	873	7.54%	7.54%	0.47%	—	—
December 31, 2015	53	18.43	18.43	969	2.50%	2.50%	0.53%	—	—
December 31, 2014	54	17.98	17.98	967	13.94%	13.94%	0.44%	—	—
Total Return Fund
December 31, 2018	1,201	10.08	11.56	13,809	-0.88%	-0.69%	2.48%	0.00%	0.15%
December 31, 2017	1,115	10.17	11.64	12,955	1.70%	3.19%	2.21%	0.00%	0.15%
December 31, 2016	885	11.28	11.28	9,985	2.45%	2.45%	1.74%	—	—
December 31, 2015	718	11.01	11.01	7,895	-0.09%	-0.09%	1.81%	—	—
December 31, 2014	664	11.02	11.02	7,317	6.27%	6.27%	2.51%	—	—
U.S. Government Bond Fund
December 31, 2018	264	10.01	10.57	2,785	-0.20%	0.00%	1.96%	0.00%	0.15%
December 31, 2017	112	10.03	10.57	1,182	0.30%	1.25%	1.81%	0.00%	0.15%
December 31, 2016	200	10.44	10.44	2,088	0.97%	0.97%	1.50%	—	—
December 31, 2015	131	10.34	10.34	1,354	0.10%	0.10%	1.81%	—	—
December 31, 2014	59	10.33	10.33	614	5.52%	5.52%	1.99%	—	—
Calvert Variable Products:
SRI Balanced Portfolio
December 31, 2018	107	10.43	12.17	1,302	-2.80%	-2.64%	1.88%	0.00%	0.15%
December 31, 2017	104	10.73	12.50	1,304	7.30%	11.31%	2.95%	0.00%	0.15%
December 31, 2016	43	11.23	11.23	482	7.36%	7.36%	1.98%	—	—
December 31, 2015	31	10.46	10.46	324	-2.52%	-2.52%	0.00%	—	—
December 31, 2014	3	10.73	10.73	33	7.09%	7.09%	0.90%	—	—
Columbia Funds Variable Series Trust:
AQR Managed Futures Strategy Portfolio
December 31, 2018	891	8.30	9.39	7,406	-7.85%	-7.68%	0.00%	0.00%	0.15%
December 31, 2017	1,377	8.99	10.19	12,385	-0.99%	1.90%	0.32%	0.00%	0.15%
December 31, 2016	1,060	9.08	9.08	9,629	-9.11%	-9.11%	4.86%	—	—
December 31, 2015	91	9.99	9.99	908	-0.10%	-0.10%	0.00%	—	—
December 31, 2014	—	10.00	10.00	—
Select Large-Cap Value Portfolio
December 31, 2018	553	10.13	20.27	10,428	-12.37%	-12.21%	0.00%	0.00%	0.15%
December 31, 2017	360	11.56	23.09	8,232	15.60%	20.95%	0.00%	0.00%	0.15%
December 31, 2016	204	19.09	19.09	3,898	19.99%	19.99%	0.00%	—	—
December 31, 2015	124	15.91	15.91	1,966	-4.90%	-4.90%	0.00%	—	—
December 31, 2014	139	16.73	16.73	2,330	11.46%	11.46%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31, (unless noted)
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	CONTRACT OWNERS’ EQUITY	LOWEST	HIGHEST	INVESTMENT INCOME	LOWEST	HIGHEST
PRODUCT	(000S)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Columbia Funds Variable Series Trust: (continued)
Select Smaller-Cap Value Portfolio
December 31, 2018	108	$9.61	$17.75	$1,897	-12.72%	-12.60%	0.00%	0.00%	0.15%
December 31, 2017	130	11.01	20.31	2,638	10.10%	12.27%	0.00%	0.00%	0.15%
December 31, 2016	295	18.09	18.09	5,342	13.99%	13.99%	0.00%	—	—
December 31, 2015	318	15.87	15.87	5,053	-3.05%	-3.05%	0.00%	—	—
December 31, 2014	169	16.37	16.37	2,771	6.02%	6.02%	0.00%	—	—
Seligman Global Technology Portfolio
December 31, 2018	251	10.33	46.31	9,735	-9.65%	-8.46%	0.00%	0.00%	1.30%
December 31, 2017	312	11.31	50.59	14,788	13.10%	34.94%	0.00%	0.00%	1.30%
December 31, 2016	202	13.78	37.49	7,565	17.48%	19.02%	0.00%	—	1.30%
December 31, 2015	97	11.73	31.50	3,042	8.41%	9.79%	0.00%	—	1.30%
December 31, 2014	235	10.82	28.69	6,739	23.52%	25.12%	0.00%	—	1.30%
Strategic Income Portfolio
December 31, 2018	196	10.22	10.95	2,146	-0.78%	-0.64%	3.50%	0.00%	0.15%
December 31, 2017	224	10.30	11.02	2,465	3.00%	5.86%	4.15%	0.00%	0.15%
December 31, 2016	54	10.41	10.41	566	4.10%	4.10%	6.45%	—	—
Inception May 1, 2016	—	10.00	10.00	—
Credit Suisse Trust:
Commodity Return Strategy Fund
December 31, 2018	289	5.05	9.22	1,485	-11.77%	-11.56%	2.23%	0.00%	0.15%
December 31, 2017	294	5.71	10.45	1,681	1.42%	4.50%	8.91%	0.00%	0.15%
December 31, 2016	310	5.63	5.63	1,746	12.15%	12.15%	0.00%	—	—
December 31, 2015	276	5.02	5.02	1,385	-25.07%	-25.07%	0.00%	—	—
December 31, 2014	463	6.70	6.70	3,106	-17.08%	-17.08%	0.00%	—	—
DFA Investment Dimensions Group, Inc.:
VA Equity Allocation Portfolio
December 31, 2018	1,119	9.16	9.18	10,276	-11.67%	-11.48%	2.78%	0.35%	0.50%
December 31, 2017	93	10.37	10.37	960	3.70%	3.70%	1.87%	0.35%	0.50%
Inception November 2, 2017	—	10.00	10.00	—
VA Global Bond Portfolio
December 31, 2018	10,444	10.16	11.94	117,558	1.20%	1.70%	4.89%	0.00%	0.50%
December 31, 2017	8,490	10.04	11.74	95,106	0.40%	2.18%	1.92%	0.00%	0.50%
December 31, 2016	7,071	10.53	11.49	78,592	1.45%	1.68%	1.79%	—	0.35%
December 31, 2015	6,113	10.38	11.30	67,285	1.17%	1.53%	1.67%	—	0.35%
December 31, 2014	5,125	10.26	11.13	56,206	2.91%	2.96%	2.49%	—	0.35%
VA Global Moderate Allocation Portfolio
December 31, 2018	4,447	10.08	11.36	50,430	-7.35%	-7.19%	2.25%	0.35%	0.50%
December 31, 2017	3,539	10.88	12.24	43,301	8.80%	14.18%	2.11%	0.35%	0.50%
December 31, 2016	2,325	10.72	10.72	24,929	8.72%	8.72%	2.11%	—	0.35%
December 31, 2015	1,445	9.86	9.86	14,249	-2.38%	-2.38%	1.72%	—	0.35%
December 31, 2014	634	10.10	10.10	6,408	0.90%	0.90%	2.63%	—	0.35%
Inception May 1, 2014	—	10.01	10.01	—
VA International Small Portfolio
December 31, 2018	4,385	9.25	18.01	55,070	-20.19%	-19.74%	1.74%	0.00%	0.50%
December 31, 2017	3,594	11.59	22.44	57,733	15.90%	29.94%	2.88%	0.00%	0.50%
December 31, 2016	2,690	10.58	17.27	34,730	5.91%	6.21%	2.47%	—	0.35%
December 31, 2015	2,416	9.99	16.26	30,246	5.49%	5.79%	2.29%	—	0.35%
December 31, 2014	1,695	9.47	15.37	21,903	-5.77%	-5.76%	2.66%	—	0.35%
VA International Value Portfolio
December 31, 2018	8,599	9.61	13.90	90,969	-17.51%	-17.06%	2.91%	0.00%	0.50%
December 31, 2017	6,470	11.65	16.76	85,259	16.50%	25.83%	3.27%	0.00%	0.50%
December 31, 2016	4,938	9.38	13.32	53,235	8.69%	9.09%	3.56%	—	0.35%
December 31, 2015	4,033	8.63	12.21	41,117	-7.30%	-6.94%	3.33%	—	0.35%
December 31, 2014	2,679	9.31	13.12	31,787	-7.15%	-7.09%	4.52%	—	0.35%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31, (unless noted)
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	CONTRACT OWNERS’ EQUITY	LOWEST	HIGHEST	INVESTMENT INCOME	LOWEST	HIGHEST
PRODUCT	(000S)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
DFA Investment Dimensions Group, Inc.: (continued)
VA Short-Term Fixed Portfolio
December 31, 2018	8,292	$10.14	$10.56	$85,311	1.30%	1.73%	2.00%	0.00%	0.50%
December 31, 2017	4,400	10.01	10.38	44,863	0.10%	0.87%	1.15%	0.00%	0.50%
December 31, 2016	3,448	10.02	10.29	35,074	0.50%	0.78%	0.73%	—	0.35%
December 31, 2015	3,447	9.97	10.21	34,902	-0.10%	0.29%	0.33%	—	0.35%
December 31, 2014	2,880	9.98	10.18	29,173	0.10%	0.20%	0.23%	—	0.35%
VA U.S. Large Value Portfolio
December 31, 2018	8,406	9.95	27.14	125,371	-12.57%	-12.11%	2.37%	0.00%	0.50%
December 31, 2017	6,606	11.38	30.88	118,168	13.80%	19.09%	2.10%	0.00%	0.50%
December 31, 2016	4,918	12.43	25.93	79,570	18.38%	18.89%	2.19%	—	0.35%
December 31, 2015	4,090	10.50	21.81	58,491	-3.67%	-3.41%	2.37%	—	0.35%
December 31, 2014	2,478	10.90	22.58	43,870	9.08%	9.11%	2.23%	—	0.35%
VA U.S. Targeted Value Portfolio
December 31, 2018	5,122	9.17	25.01	68,856	-16.33%	-15.88%	1.03%	0.00%	0.50%
December 31, 2017	4,250	10.96	29.73	71,203	9.41%	9.79%	1.19%	0.00%	0.50%
December 31, 2016	3,188	12.43	27.08	52,527	26.97%	27.50%	1.20%	—	0.35%
December 31, 2015	2,490	9.79	21.24	34,412	-5.50%	-5.26%	1.42%	—	0.35%
December 31, 2014	1,805	10.36	22.42	30,065	3.70%	3.70%	1.18%	—	0.35%
Delaware VIP Trust:
Small Cap Value Series
December 31, 2018	570	8.93	11.41	6,404	-17.08%	-16.96%	0.58%	0.00%	0.15%
December 31, 2017	493	10.77	13.74	6,744	7.70%	11.71%	0.75%	0.00%	0.15%
December 31, 2016	645	12.30	12.30	7,932	31.13%	31.13%	0.14%	—
December 31, 2015	20	9.38	9.38	188	-6.48%	-6.48%	0.00%	—
Inception July 31, 2015	—	10.03	10.03	—
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio
December 31, 2018	1,081	9.98	30.68	32,248	-9.11%	-8.96%	0.71%	0.00%	0.15%
December 31, 2017	938	10.98	33.70	31,482	9.80%	12.41%	0.59%	0.00%	0.15%
December 31, 2016	838	29.98	29.98	25,131	25.70%	25.70%	0.79%	—	—
December 31, 2015	557	23.85	23.85	13,294	-2.33%	-2.33%	0.68%	—	—
December 31, 2014	622	24.42	24.42	15,181	5.12%	5.12%	0.51%	—	—
Dreyfus Stock Index Fund
December 31, 2018	2,166	10.72	27.86	41,928	-5.88%	-4.62%	1.64%	0.00%	1.30%
December 31, 2017	2,298	11.30	29.21	50,062	13.00%	21.51%	1.73%	0.00%	1.30%
December 31, 2016	2,038	12.72	24.04	38,553	10.26%	11.71%	2.05%	—	1.30%
December 31, 2015	1,714	11.43	21.52	32,173	-0.21%	1.13%	1.80%	—	1.30%
December 31, 2014	1,917	11.34	21.28	37,248	11.93%	13.43%	1.85%	—	1.30%
The Dreyfus Sustainable U.S. Equity Portfolio
December 31, 2018	34	10.25	26.29	892	-5.67%	-4.43%	1.71%	0.00%	1.30%
December 31, 2017	35	10.74	27.51	960	7.40%	15.35%	1.14%	0.00%	1.30%
December 31, 2016	36	16.88	23.85	858	8.97%	10.37%	1.29%	—	1.30%
December 31, 2015	46	15.49	21.61	990	-4.44%	-3.18%	1.14%	—	1.30%
December 31, 2014	44	16.21	22.32	977	11.95%	13.47%	0.94%	—	1.30%
Dreyfus Variable Investment Fund:
International Value Portfolio
December 31, 2018	405	9.57	14.34	5,326	-17.87%	-16.82%	1.62%	0.00%	1.30%
December 31, 2017	379	11.52	17.46	5,988	15.20%	28.54%	1.42%	0.00%	1.30%
December 31, 2016	353	12.30	13.77	4,343	-2.69%	-1.44%	1.89%	—	1.30%
December 31, 2015	301	12.48	14.15	3,765	-4.00%	-2.73%	2.54%	—	1.30%
December 31, 2014	262	12.83	14.74	3,367	-10.45%	-9.33%	1.53%	—	1.30%
Eaton Vance Variable Trust:
Floating-Rate Income Fund
December 31, 2018	5,587	10.17	13.33	74,134	-0.20%	-0.07%	3.83%	0.00%	0.15%
December 31, 2017	4,811	10.19	13.34	64,153	1.90%	3.49%	3.28%	0.00%	0.15%
December 31, 2016	5,371	12.89	12.89	69,250	8.87%	8.87%	3.44%	—	—
December 31, 2015	2,789	11.84	11.84	33,027	-0.92%	-0.92%	3.36%	—	—
December 31, 2014	3,055	11.95	11.95	36,513	0.50%	0.50%	3.15%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31, (unless noted)
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	CONTRACT OWNERS’ EQUITY	LOWEST	HIGHEST	INVESTMENT INCOME	LOWEST	HIGHEST
PRODUCT	(000S)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Federated Insurance Series:
High Income Bond Fund II
December 31, 2018	404	$9.94	$24.11	$9,475	-4.55%	-3.29%	7.54%	0.00%	1.30%
December 31, 2017	503	10.29	24.93	12,448	2.90%	6.95%	4.87%	0.00%	1.30%
December 31, 2016	393	22.68	23.31	9,161	13.34%	14.77%	6.94%	—	1.30%
December 31, 2015	309	20.01	20.31	6,276	-3.84%	-2.54%	5.61%	—	1.30%
December 31, 2014	312	20.81	20.84	6,504	1.36%	2.66%	6.69%	—	1.30%
Kaufmann Fund II
December 31, 2018	187	11.87	25.28	4,144	3.40%	3.56%	0.00%	0.00%	0.15%
December 31, 2017	113	11.48	24.41	2,588	14.80%	27.94%	0.00%	0.00%	0.15%
December 31, 2016	80	19.08	19.08	1,535	3.41%	3.41%	0.00%	—	—
December 31, 2015	147	18.45	18.45	2,712	6.16%	6.16%	0.00%	—	—
December 31, 2014	49	17.38	17.38	848	9.45%	9.45%	0.00%	—	—
Managed Volatility Fund II
December 31, 2018	393	10.12	23.99	9,320	-9.67%	-8.50%	2.78%	0.00%	1.30%
December 31, 2017	363	11.08	26.22	9,493	10.80%	18.11%	3.97%	0.00%	1.30%
December 31, 2016	382	15.25	22.20	8,487	6.27%	7.71%	4.91%	—	1.30%
December 31, 2015	801	14.35	20.61	16,507	-8.72%	-7.58%	4.23%	—	1.30%
December 31, 2014	789	15.72	22.30	17,600	2.54%	3.91%	2.87%	—	1.30%
Fidelity Variable Insurance Products:
Balanced Portfolio
December 31, 2018	847	10.37	18.18	14,718	-4.60%	-4.42%	1.30%	0.00%	0.15%
December 31, 2017	725	10.87	19.02	13,564	8.70%	16.12%	1.41%	0.00%	0.15%
December 31, 2016	537	16.38	16.38	8,805	6.99%	6.99%	1.34%	—	—
December 31, 2015	537	15.31	15.31	8,225	0.33%	0.33%	1.44%	—	—
December 31, 2014	431	15.26	15.26	6,580	10.02%	10.02%	2.13%	—	—
Contrafund Portfolio
December 31, 2018	1,042	10.35	21.57	22,148	-6.84%	-6.66%	0.42%	0.00%	0.15%
December 31, 2017	1,136	11.11	23.11	26,104	11.10%	21.57%	0.78%	0.00%	0.15%
December 31, 2016	1,231	19.01	19.01	23,407	7.77%	7.77%	0.64%	—	—
December 31, 2015	1,433	17.64	17.64	25,277	0.40%	0.40%	0.89%	—	—
December 31, 2014	1,221	17.57	17.57	21,457	11.63%	11.63%	0.84%	—	—
Disciplined Small Cap Portfolio
December 31, 2018	131	9.06	20.33	2,604	-13.38%	-13.27%	0.60%	0.00%	0.15%
December 31, 2017	105	10.46	23.44	2,447	4.60%	6.79%	0.44%	0.00%	0.15%
December 31, 2016	116	21.95	21.95	2,545	22.28%	22.28%	0.82%	—	—
December 31, 2015	60	17.95	17.95	1,069	-2.18%	-2.18%	0.42%	—	—
December 31, 2014	46	18.35	18.35	838	4.92%	4.92%	0.14%	—	—
Dynamic Capital Appreciation Portfolio
December 31, 2018	2	22.92	22.92	43	-5.13%	-5.13%	0.34%	0.00%	0.00%
December 31, 2017	2	24.16	24.16	45	23.45%	23.45%	0.62%	0.00%	0.00%
December 31, 2016	2	19.57	19.57	37	2.68%	2.68%	0.73%	—	—
December 31, 2015	2	19.06	19.06	36	1.01%	1.01%	0.60%	—	—
December 31, 2014	2	18.87	18.87	36	10.67%	10.67%	0.08%	—	—
Equity-Income Portfolio
December 31, 2018	123	9.94	20.22	2,477	-8.72%	-8.51%	1.89%	0.00%	0.15%
December 31, 2017	213	10.89	22.10	4,699	8.90%	12.64%	1.84%	0.00%	0.15%
December 31, 2016	136	19.62	19.62	2,669	17.70%	17.70%	2.23%	—	—
December 31, 2015	129	16.67	16.67	2,159	-4.25%	-4.25%	2.80%	—	—
December 31, 2014	175	17.41	17.41	3,054	8.47%	8.47%	2.98%	—	—
Freedom Income Portfolio
December 31, 2018	89	10.19	10.79	960	-2.39%	-2.26%	1.55%	0.00%	0.15%
December 31, 2017	68	10.44	11.04	747	4.40%	8.34%	3.55%	0.00%	0.15%
December 31, 2016	4	10.19	10.19	39	1.90%	1.90%	0.52%	—	—
Inception May 1, 2016	—	10.00	10.00	—
Funds Manager 20% Portfolio
December 31, 2018	1	12.08	12.08	17	-1.87%	-1.87%	1.68%	0.00%	0.00%
December 31, 2017	1	12.31	12.31	18	7.23%	7.23%	1.15%	0.00%	0.00%
December 31, 2016	1	11.48	11.48	17	2.68%	2.68%	1.17%	—	—
December 31, 2015	2	11.18	11.18	17	-0.18%	-0.18%	1.03%	—	—
December 31, 2014	2	11.20	11.20	17	3.99%	3.99%	1.13%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31, (unless noted)
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	CONTRACT OWNERS’ EQUITY	LOWEST	HIGHEST	INVESTMENT INCOME	LOWEST	HIGHEST
PRODUCT	(000S)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Fidelity Variable Insurance Products: (continued)
Funds Manager 50% Portfolio
December 31, 2018	31	$13.96	$13.96	$433	-5.42%	-5.42%	1.20%	0.00%	0.00%
December 31, 2017	38	14.76	14.76	559	14.24%	14.24%	0.96%	0.00%	0.00%
December 31, 2016	43	12.92	12.92	552	4.11%	4.11%	1.09%	—	—
December 31, 2015	46	12.41	12.41	573	0.00%	0.00%	0.98%	—	—
December 31, 2014	46	12.41	12.41	574	4.90%	4.90%	0.99%	—	—
Funds Manager 60% Portfolio
December 31, 2018	54	14.75	14.75	800	-6.47%	-6.47%	1.11%	0.00%	0.00%
December 31, 2017	55	15.77	15.77	874	16.73%	16.73%	0.97%	0.00%	0.00%
December 31, 2016	57	13.51	13.51	767	4.65%	4.65%	1.13%	—	—
December 31, 2015	58	12.91	12.91	753	0.23%	0.23%	0.90%	—	—
December 31, 2014	70	12.88	12.88	905	5.31%	5.31%	0.75%	—	—
Funds Manager 70% Portfolio
December 31, 2018	—	15.31	15.31	1	-7.66%	-7.66%	0.88%	0.00%	0.00%
December 31, 2017	—	16.58	16.58	1	18.94%	18.94%	0.79%	0.00%	0.00%
December 31, 2016	—	13.94	13.94	1	4.89%	4.89%	0.98%	—	—
December 31, 2015	—	13.29	13.29	1	0.23%	0.23%	0.82%	—	—
December 31, 2014	—	13.26	13.26	1	5.15%	5.15%	1.03%	—	—
Growth Portfolio
December 31, 2018	358	11.49	26.53	9,475	-0.61%	-0.45%	0.03%	0.00%	0.15%
December 31, 2017	500	11.56	26.65	13,317	15.60%	34.80%	0.05%	0.00%	0.15%
December 31, 2016	216	19.77	19.77	4,264	0.56%	0.56%	0.00%	—	—
December 31, 2015	289	19.66	19.66	5,681	6.91%	6.91%	0.04%	—	—
December 31, 2014	245	18.39	18.39	4,505	11.05%	11.05%	0.00%	—	—
Growth & Income Portfolio
December 31, 2018	134	10.11	22.29	2,963	-9.33%	-9.21%	0.35%	0.00%	0.15%
December 31, 2017	141	11.15	24.55	3,437	11.50%	16.63%	1.10%	0.00%	0.15%
December 31, 2016	144	21.05	21.05	3,021	15.79%	15.79%	2.20%	—	—
December 31, 2015	119	18.18	18.18	2,163	-2.52%	-2.52%	2.02%	—	—
December 31, 2014	109	18.65	18.65	2,036	10.22%	10.22%	1.34%	—	—
Growth Opportunities Portfolio
December 31, 2018	278	12.98	31.81	8,254	11.99%	12.20%	0.05%	0.00%	0.15%
December 31, 2017	140	11.59	28.35	3,953	15.90%	34.17%	0.09%	0.00%	0.15%
December 31, 2016	61	21.13	21.13	1,285	0.09%	0.09%	0.05%	—	—
December 31, 2015	70	21.11	21.11	1,470	5.34%	5.34%	0.00%	—	—
December 31, 2014	47	20.04	20.04	938	11.96%	11.96%	0.01%	—	—
High Income Portfolio
December 31, 2018	284	9.90	14.35	4,063	-3.79%	-3.63%	6.67%	0.00%	0.15%
December 31, 2017	484	10.29	14.89	7,213	2.90%	6.89%	3.62%	0.00%	0.15%
December 31, 2016	615	13.93	13.93	8,565	14.18%	14.18%	3.71%	—	—
December 31, 2015	272	12.20	12.20	3,319	-3.86%	-3.86%	2.95%	—	—
December 31, 2014	834	12.69	12.69	10,579	0.87%	0.87%	10.58%	—	—
International Capital Appreciation Portfolio
December 31, 2018	897	10.22	16.59	14,290	-13.10%	-12.96%	0.56%	0.00%	0.15%
December 31, 2017	585	11.76	19.06	11,144	17.60%	36.05%	0.39%	0.00%	0.15%
December 31, 2016	402	14.01	14.01	5,630	-3.18%	-3.18%	0.96%	—	—
December 31, 2015	206	14.47	14.47	2,978	2.99%	2.99%	0.33%	—	—
December 31, 2014	143	14.05	14.05	2,002	2.70%	2.70%	0.31%	—	—
Investment Grade Bond Portfolio
December 31, 2018	2,024	10.11	12.43	25,148	-0.98%	-0.80%	2.47%	0.00%	0.15%
December 31, 2017	1,944	10.21	12.53	24,352	2.10%	3.98%	2.29%	0.00%	0.15%
December 31, 2016	1,371	12.05	12.05	16,532	4.51%	4.51%	2.06%	—	—
December 31, 2015	1,159	11.53	11.53	13,364	-0.86%	-0.86%	2.34%	—	—
December 31, 2014	1,006	11.63	11.63	11,709	5.54%	5.54%	4.93%	—	—
Mid Cap Portfolio
December 31, 2018	351	9.61	17.20	5,943	-14.88%	-14.77%	0.38%	0.00%	0.15%
December 31, 2017	344	11.29	20.18	6,951	12.90%	20.48%	0.51%	0.00%	0.15%
December 31, 2016	281	16.75	16.75	4,710	11.97%	11.97%	0.32%	—	—
December 31, 2015	288	14.96	14.96	4,304	-1.64%	-1.64%	0.27%	—	—
December 31, 2014	250	15.21	15.21	3,810	6.07%	6.07%	0.02%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31, (unless noted)
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	CONTRACT OWNERS’ EQUITY	LOWEST	HIGHEST	INVESTMENT INCOME	LOWEST	HIGHEST
PRODUCT	(000S)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Fidelity Variable Insurance Products: (continued)
Overseas Portfolio
December 31, 2018	481	$9.65	$13.11	$6,298	-15.13%	-15.04%	1.28%	0.00%	0.15%
December 31, 2017	717	11.37	15.43	11,065	13.70%	29.99%	1.33%	0.00%	0.15%
December 31, 2016	614	11.87	11.87	7,309	-5.27%	-5.27%	1.50%	—	—
December 31, 2015	506	12.53	12.53	6,345	3.30%	3.30%	1.27%	—	—
December 31, 2014	260	12.13	12.13	3,159	-8.31%	-8.31%	0.99%	—	—
Real Estate Portfolio
December 31, 2018	532	9.60	18.93	9,980	-6.61%	-6.47%	2.76%	0.00%	0.15%
December 31, 2017	532	10.28	20.24	10,725	2.80%	3.79%	1.52%	0.00%	0.15%
December 31, 2016	546	19.50	19.50	10,667	5.46%	5.46%	1.08%	—	—
December 31, 2015	507	18.49	18.49	9,379	3.47%	3.47%	1.74%	—	—
December 31, 2014	572	17.87	17.87	10,214	29.77%	29.77%	1.84%	—	—
Strategic Income Portfolio
December 31, 2018	2,170	10.08	13.16	28,453	-2.89%	-2.81%	3.63%	0.00%	0.15%
December 31, 2017	2,432	10.38	13.54	32,833	3.80%	7.55%	3.18%	0.00%	0.15%
December 31, 2016	1,884	12.59	12.59	23,727	7.98%	7.98%	3.56%	—	—
December 31, 2015	1,616	11.66	11.66	18,848	-1.93%	-1.93%	2.98%	—	—
December 31, 2014	1,150	11.89	11.89	13,669	3.39%	3.39%	3.40%	—	—
Target Volatility Portfolio
December 31, 2018	33	13.15	13.15	440	-5.94%	-5.94%	1.48%	0.00%	0.00%
December 31, 2017	38	13.98	13.98	526	16.31%	16.31%	1.10%	0.00%	0.00%
December 31, 2016	41	12.02	12.02	490	4.98%	4.98%	1.16%	—	—
December 31, 2015	46	11.45	11.45	528	-1.29%	-1.29%	0.74%	—	—
December 31, 2014	31	11.60	11.60	355	5.74%	5.74%	0.95%	—	—
Value Portfolio
December 31, 2018	132	9.45	20.12	2,483	-14.25%	-14.09%	0.78%	0.00%	0.15%
December 31, 2017	158	11.02	23.42	3,691	10.20%	15.37%	1.09%	0.00%	0.15%
December 31, 2016	169	20.30	20.30	3,440	11.72%	11.72%	0.90%	—	—
December 31, 2015	171	18.17	18.17	3,105	-0.98%	-0.98%	1.54%	—	—
December 31, 2014	164	18.35	18.35	3,002	11.08%	11.08%	1.15%	—	—
Value Strategies Portfolio
December 31, 2018	1	17.97	17.97	21	-17.49%	-17.49%	0.69%	0.00%	0.00%
December 31, 2017	2	21.78	21.78	34	19.08%	19.08%	1.24%	0.00%	0.00%
December 31, 2016	3	18.29	18.29	55	9.26%	9.26%	0.81%	—	—
December 31, 2015	6	16.74	16.74	97	-3.18%	-3.18%	0.80%	—	—
December 31, 2014	10	17.29	17.29	170	6.53%	6.53%	0.61%	—	—
First Eagle Variable Funds:
Overseas Variable Fund
December 31, 2018	2,280	9.52	19.81	44,544	-10.69%	-10.56%	2.24%	0.00%	0.15%
December 31, 2017	2,123	10.66	22.15	46,946	6.60%	14.59%	1.17%	0.00%	0.15%
December 31, 2016	1,695	19.33	19.33	32,799	5.17%	5.17%	0.64%	—	—
December 31, 2015	1,337	18.38	18.38	24,585	1.83%	1.83%	0.64%	—	—
December 31, 2014	1,161	18.05	18.05	20,960	-1.20%	-1.20%	2.94%	—	—
Franklin Templeton Variable Insurance Products Trust:
Global Real Estate II Fund
December 31, 2018	156	9.93	21.16	3,293	-6.85%	-6.78%	2.71%	0.00%	0.15%
December 31, 2017	176	10.66	22.70	4,002	6.60%	10.46%	3.04%	0.00%	0.15%
December 31, 2016	179	20.55	20.55	3,685	0.54%	0.54%	1.19%	—	—
December 31, 2015	231	20.44	20.44	4,730	0.59%	0.59%	3.11%	—	—
December 31, 2014	159	20.32	20.32	3,245	15.00%	15.00%	0.46%	—	—
Income II Fund
December 31, 2018	837	10.13	23.53	19,209	-4.43%	-4.31%	4.90%	0.00%	0.15%
December 31, 2017	823	10.60	24.59	20,090	6.00%	9.68%	4.24%	0.00%	0.15%
December 31, 2016	661	22.42	22.42	14,833	14.04%	14.04%	4.98%	—	—
December 31, 2015	712	19.66	19.66	14,018	-7.04%	-7.04%	4.29%	—	—
December 31, 2014	992	21.15	21.15	20,992	4.60%	4.60%	5.43%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31, (unless noted)
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	CONTRACT OWNERS’ EQUITY	LOWEST	HIGHEST	INVESTMENT INCOME	LOWEST	HIGHEST
PRODUCT	(000S)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Franklin Templeton Variable Insurance Products Trust: (continued)
Mutual Shares II Fund
December 31, 2018	163	$9.38	$23.39	$3,672	-9.20%	-9.06%	2.37%	0.00%	0.15%
December 31, 2017	185	10.33	25.72	4,596	3.30%	8.34%	2.48%	0.00%	0.15%
December 31, 2016	200	23.74	23.74	4,748	16.09%	16.09%	1.95%	—	—
December 31, 2015	173	20.45	20.45	3,534	-4.97%	-4.97%	3.46%	—	—
December 31, 2014	140	21.52	21.52	3,018	7.17%	7.17%	1.96%	—	—
Rising Dividends II Fund
December 31, 2018	453	10.68	12.81	5,788	-5.24%	-5.04%	1.23%	0.00%	0.15%
December 31, 2017	354	11.27	13.49	4,772	12.70%	20.55%	1.31%	0.00%	0.15%
December 31, 2016	367	11.19	11.19	4,110	16.08%	16.08%	1.12%	—	—
December 31, 2015	4	9.64	9.64	37	-3.41%	-3.41%	0.00%	—	—
December 31, 2014	—	9.98	9.98	—
Strategic Income II Fund
December 31, 2018	684	9.95	18.56	12,687	-2.36%	-2.11%	2.75%	0.00%	0.15%
December 31, 2017	787	10.19	18.96	14,919	1.90%	4.52%	2.93%	0.00%	0.15%
December 31, 2016	813	18.14	18.14	14,784	7.98%	7.98%	3.49%	—	—
December 31, 2015	849	16.80	16.80	14,274	-3.89%	-3.89%	6.48%	—	—
December 31, 2014	950	17.48	17.48	16,603	1.86%	1.86%	5.78%	—	—
Templeton Global Bond II Fund
December 31, 2018	2,493	9.97	17.63	43,646	1.84%	1.97%	0.00%	0.00%	0.15%
December 31, 2017	2,350	9.79	17.29	40,501	-2.10%	1.89%	0.00%	0.00%	0.15%
December 31, 2016	2,178	16.97	16.97	36,952	2.97%	2.97%	0.00%	—	—
December 31, 2015	2,690	16.48	16.48	44,347	-4.30%	-4.30%	7.97%	—	—
December 31, 2014	2,724	17.22	17.22	46,919	1.83%	1.83%	4.91%	—	—
U.S. Government Securities II Fund
December 31, 2018	444	10.07	12.63	5,610	0.20%	0.32%	2.33%	0.00%	0.15%
December 31, 2017	393	10.05	12.59	4,954	0.50%	1.29%	2.71%	0.00%	0.15%
December 31, 2016	395	12.43	12.43	4,910	0.73%	0.73%	2.77%	—	—
December 31, 2015	727	12.34	12.34	8,969	0.49%	0.49%	1.39%	—	—
December 31, 2014	642	12.28	12.28	7,882	3.37%	3.37%	1.28%	—	—
Goldman Sachs Variable Insurance Trust:
Global Trends Allocation Fund
December 31, 2018	13	11.29	11.29	149	-4.32%	-4.32%	0.67%	0.00%	0.00%
December 31, 2017	13	11.80	11.80	156	13.14%	13.14%	0.31%	0.00%	0.00%
December 31, 2016	13	10.43	10.43	138	4.30%	4.30%	0.29%	—	—
December 31, 2015	16	10.00	10.00	162	-5.84%	-5.84%	0.03%	—	—
December 31, 2014	26	10.62	10.62	273	4.02%	4.02%	0.07%	—	—
Multi-Strategy Alternatives Fund
December 31, 2018	239	9.19	9.47	2,199	-7.25%	-7.08%	1.12%	0.00%	0.15%
December 31, 2017	486	9.89	10.21	4,812	2.10%	5.10%	2.77%	0.00%	0.15%
December 31, 2016	141	9.41	9.41	1,327	0.32%	0.32%	0.70%	—	—
December 31, 2015	140	9.38	9.38	1,315	-4.87%	-4.87%	2.45%	—	—
December 31, 2014	85	9.86	9.86	835	-1.30%	-1.30%	2.21%	—	—
Inception May 1, 2014	—	9.99	9.99	—
Guggenheim Variable Insurance Funds:
Global Managed Futures Strategy Fund
December 31, 2018	424	6.90	9.58	2,927	-9.19%	-8.97%	0.00%	0.00%	0.15%
December 31, 2017	376	7.58	10.55	2,851	5.50%	8.75%	1.49%	0.00%	0.15%
December 31, 2016	353	6.97	6.97	2,465	-14.79%	-14.79%	3.76%	—	—
December 31, 2015	444	8.18	8.18	3,634	-1.56%	-1.56%	2.36%	—	—
December 31, 2014	318	8.31	8.31	2,646	11.99%	11.99%	0.00%	—	—
Long Short Equity Fund
December 31, 2018	149	9.88	17.84	2,431	-14.07%	-12.93%	0.00%	0.00%	1.30%
December 31, 2017	159	11.37	20.76	2,992	13.38%	14.85%	0.35%	0.00%	1.30%
December 31, 2016	113	16.43	18.31	1,853	-0.65%	0.67%	0.00%	—	1.30%
December 31, 2015	155	16.32	18.43	2,526	-0.05%	1.24%	0.00%	—	1.30%
December 31, 2014	64	16.12	18.44	1,024	1.49%	2.81%	0.00%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31, (unless noted)
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	CONTRACT OWNERS’ EQUITY	LOWEST	HIGHEST	INVESTMENT INCOME	LOWEST	HIGHEST
PRODUCT	(000S)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Multi-Hedge Strategies Fund
December 31, 2018	227	$9.75	$10.14	$2,300	-5.16%	-5.06%	0.00%	0.00%	0.15%
December 31, 2017	299	10.28	10.68	3,193	2.80%	3.69%	0.00%	0.00%	0.15%
December 31, 2016	478	10.30	10.30	4,921	-0.48%	-0.48%	0.10%	—	—
December 31, 2015	573	10.35	10.35	5,930	1.77%	1.77%	0.63%	—	—
December 31, 2014	437	10.17	10.17	4,438	4.74%	4.74%	0.00%	—	—
Rydex Banking Fund
December 31, 2018	284	6.95	9.07	2,245	-20.21%	-19.24%	0.45%	0.00%	1.30%
December 31, 2017	388	8.71	11.24	3,785	11.10%	12.56%	0.43%	0.00%	1.30%
December 31, 2016	826	7.84	8.68	7,172	25.64%	27.27%	0.30%	—	1.30%
December 31, 2015	217	6.24	6.82	1,480	-6.17%	-4.88%	0.40%	—	1.30%
December 31, 2014	100	6.65	7.17	718	2.15%	3.31%	1.18%	—	1.30%
Rydex Basic Materials Fund
December 31, 2018	37	9.38	19.69	727	-18.53%	-17.44%	0.31%	0.00%	1.30%
December 31, 2017	223	11.38	23.85	5,320	13.80%	21.44%	0.41%	0.00%	1.30%
December 31, 2016	167	19.31	19.64	3,285	29.16%	30.85%	0.00%	—	1.30%
December 31, 2015	34	14.95	15.01	508	-18.35%	-17.30%	0.00%	—	1.30%
December 31, 2014	49	18.15	18.31	886	-3.07%	-1.79%	2.00%	—	1.30%
Rydex Biotechnology Fund
December 31, 2018	79	10.09	44.93	2,923	-10.62%	-9.45%	0.00%	0.00%	1.30%
December 31, 2017	115	11.16	49.62	5,518	11.60%	29.45%	0.00%	0.00%	1.30%
December 31, 2016	70	27.41	38.33	2,674	-20.71%	-19.66%	0.00%	—	1.30%
December 31, 2015	132	34.57	47.71	6,252	7.06%	8.46%	0.00%	—	1.30%
December 31, 2014	122	32.29	43.99	5,345	30.99%	32.70%	0.00%	—	1.30%
Rydex Commodities Strategy Fund
December 31, 2018	475	2.43	9.55	1,196	-15.33%	-15.26%	4.32%	0.00%	0.15%
December 31, 2017	668	2.87	11.27	1,913	4.74%	12.70%	0.00%	0.00%	0.15%
December 31, 2016	277	2.74	2.74	761	10.04%	10.04%	0.00%	—	—
December 31, 2015	181	2.49	2.49	450	-33.60%	-33.60%	0.00%	—	—
December 31, 2014	230	3.75	3.75	862	-34.09%	-34.09%	0.00%	—	—
Rydex Consumer Products Fund
December 31, 2018	187	9.20	27.82	5,214	-13.27%	-12.13%	0.53%	0.00%	1.30%
December 31, 2017	145	10.49	31.66	4,592	4.90%	11.52%	1.18%	0.00%	1.30%
December 31, 2016	135	24.85	28.39	3,823	4.06%	5.42%	0.72%	—	1.30%
December 31, 2015	322	23.88	26.93	8,661	4.87%	6.23%	0.54%	—	1.30%
December 31, 2014	421	22.77	25.35	10,665	11.13%	12.62%	0.77%	—	1.30%
Rydex Dow 2X Strategy Fund
December 31, 2018	60	12.06	40.99	2,380	-15.36%	-14.23%	0.14%	0.00%	1.30%
December 31, 2017	185	14.09	47.79	8,601	40.90%	58.51%	0.04%	0.00%	1.30%
December 31, 2016	126	25.47	30.15	3,787	29.03%	30.75%	0.00%	—	1.30%
December 31, 2015	91	19.74	23.06	2,109	-5.41%	-4.24%	0.00%	—	1.30%
December 31, 2014	104	20.87	24.08	2,504	15.24%	16.78%	0.00%	—	1.30%
Rydex Electronics Fund
December 31, 2018	36	10.30	23.42	759	-13.87%	-12.71%	0.00%	0.00%	1.30%
December 31, 2017	112	11.82	26.83	2,956	18.20%	31.07%	0.00%	0.00%	1.30%
December 31, 2016	74	13.59	20.47	1,509	22.65%	24.36%	0.00%	—	1.30%
December 31, 2015	11	11.08	16.46	177	0.82%	2.11%	0.00%	—	1.30%
December 31, 2014	72	10.99	16.12	1,160	22.11%	23.71%	0.00%	—	1.30%
Rydex Energy Fund
December 31, 2018	164	7.96	11.50	1,709	-26.47%	-25.51%	0.78%	0.00%	1.30%
December 31, 2017	163	10.70	15.64	2,305	-7.46%	7.00%	0.33%	0.00%	1.30%
December 31, 2016	226	15.10	16.90	3,407	29.70%	31.42%	1.07%	—	1.30%
December 31, 2015	61	11.49	13.03	706	-31.13%	-30.24%	0.38%	—	1.30%
December 31, 2014	39	16.47	18.92	639	-19.69%	-18.63%	0.10%	—	1.30%
Rydex Energy Services Fund
December 31, 2018	30	5.41	5.85	167	-46.38%	-45.61%	1.08%	0.00%	1.30%
December 31, 2017	45	9.97	10.91	459	-19.72%	-0.30%	0.00%	0.00%	1.30%
December 31, 2016	67	12.61	13.59	846	21.56%	23.14%	1.65%	—	1.30%
December 31, 2015	41	10.24	11.18	422	-32.57%	-31.69%	0.31%	—	1.30%
December 31, 2014	23	14.99	16.58	352	-30.25%	-29.33%	0.00%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31, (unless noted)
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	CONTRACT OWNERS’ EQUITY	LOWEST	HIGHEST	INVESTMENT INCOME	LOWEST	HIGHEST
PRODUCT	(000S)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Europe 1.25X Strategy Fund
December 31, 2018	31	$8.73	$9.12	$277	-20.05%	-18.97%	0.30%	0.00%	1.30%
December 31, 2017	82	10.92	11.27	906	12.70%	28.57%	0.60%	0.00%	1.30%
December 31, 2016	38	8.60	8.61	331	-6.83%	-5.59%	1.03%	—	1.30%
December 31, 2015	51	9.12	9.23	462	-8.34%	-7.13%	1.85%	—	1.30%
December 31, 2014	46	9.82	10.07	450	-13.64%	-12.56%	0.73%	—	1.30%
Rydex Government Financial Services Fund
December 31, 2018	77	9.83	12.82	988	-13.45%	-12.31%	0.29%	0.00%	1.30%
December 31, 2017	430	11.22	14.62	6,280	12.20%	15.57%	0.57%	0.00%	1.30%
December 31, 2016	319	11.40	12.65	4,030	14.34%	15.84%	0.57%	—	1.30%
December 31, 2015	336	9.97	10.92	3,670	-5.23%	-3.96%	0.43%	—	1.30%
December 31, 2014	91	10.52	11.37	1,030	11.09%	12.57%	0.29%	—	1.30%
Rydex Government Long Bond 1.2X Strategy Fund
December 31, 2018	219	10.16	18.40	4,024	-6.53%	-5.30%	1.61%	0.00%	1.30%
December 31, 2017	111	10.75	19.43	2,151	7.50%	9.65%	1.27%	0.00%	1.30%
December 31, 2016	272	16.83	17.72	4,814	-1.58%	-0.34%	0.96%	—	1.30%
December 31, 2015	137	17.10	17.78	2,441	-6.30%	-5.07%	0.82%	—	1.30%
December 31, 2014	458	18.25	18.73	8,583	32.92%	34.65%	0.76%	—	1.30%
Rydex Health Care Fund
December 31, 2018	70	11.03	30.96	2,032	-0.08%	1.24%	0.00%	0.00%	1.30%
December 31, 2017	100	10.91	30.58	3,062	9.10%	22.86%	0.00%	0.00%	1.30%
December 31, 2016	53	21.73	24.89	1,321	-10.83%	-9.69%	0.00%	—	1.30%
December 31, 2015	217	24.37	27.56	5,975	3.18%	4.51%	0.00%	—	1.30%
December 31, 2014	236	23.62	26.37	6,226	23.02%	24.62%	0.00%	—	1.30%
Rydex High Yield Strategy Fund
December 31, 2018	62	10.18	11.79	725	-0.97%	-0.84%	7.54%	0.00%	0.15%
December 31, 2017	66	10.28	11.89	788	2.80%	6.83%	3.43%	0.00%	0.15%
December 31, 2016	79	11.13	11.13	877	11.63%	11.63%	2.29%	—	—
December 31, 2015	7	9.97	9.97	65	-0.70%	-0.70%	0.04%	—	—
December 31, 2014	—	10.04	10.04	—	0.10%	0.10%	0.00%	—	—
Inception October 31, 2014	—	10.03	10.03	—
Rydex Internet Fund
December 31, 2018	39	11.20	38.32	1,292	-4.44%	-3.21%	0.00%	0.00%	1.30%
December 31, 2017	35	11.59	39.59	1,333	15.90%	33.98%	0.00%	0.00%	1.30%
December 31, 2016	78	23.17	29.55	2,302	3.12%	4.42%	0.00%	—	1.30%
December 31, 2015	135	22.47	28.30	3,823	6.95%	8.39%	0.00%	—	1.30%
December 31, 2014	35	21.01	26.11	925	0.67%	1.95%	0.00%	—	1.30%
Rydex Inverse Dow 2X Strategy Fund
December 31, 2018	733	0.32	7.02	345	0.00%	2.50%	0.00%	0.00%	1.30%
December 31, 2017	229	0.32	6.94	97	-40.74%	-30.60%	0.00%	0.00%	1.30%
December 31, 2016	315	0.54	0.66	207	-29.87%	-29.03%	0.00%	—	1.30%
December 31, 2015	785	0.77	0.93	733	-9.41%	-8.82%	0.00%	—	1.30%
December 31, 2014	86	0.85	1.02	87	-22.73%	-21.54%	0.00%	—	1.30%
Rydex Inverse Government Long Bond Strategy Fund
December 31, 2018	549	2.63	9.64	2,111	2.33%	3.77%	0.00%	0.00%	1.30%
December 31, 2017	622	2.57	9.30	2,304	-10.14%	-7.00%	0.00%	0.00%	1.30%
December 31, 2016	214	2.86	4.07	870	-4.03%	-2.86%	0.00%	—	1.30%
December 31, 2015	211	2.98	4.19	883	-2.61%	-1.18%	0.00%	—	1.30%
December 31, 2014	217	3.06	4.24	920	-25.91%	-24.96%	0.00%	—	1.30%
Rydex Inverse Mid-Cap Strategy Fund
December 31, 2018	142	1.52	10.05	319	9.35%	10.80%	0.00%	0.00%	1.30%
December 31, 2017	10	1.39	9.07	18	-14.72%	-9.30%	0.00%	0.00%	1.30%
December 31, 2016	13	1.63	2.09	27	-20.10%	-18.99%	0.00%	—	1.30%
December 31, 2015	10	2.04	2.58	26	-2.39%	-1.15%	0.00%	—	1.30%
December 31, 2014	14	2.09	2.61	36	-12.92%	-11.53%	0.00%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31, (unless noted)
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	CONTRACT OWNERS’ EQUITY	LOWEST	HIGHEST	INVESTMENT INCOME	LOWEST	HIGHEST
PRODUCT	(000S)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Inverse NASDAQ-100® Strategy Fund
December 31, 2018	3,150	$1.09	$8.46	$4,221	-3.54%	-2.21%	0.00%	0.00%	1.30%
December 31, 2017	46	1.13	8.72	63	-25.66%	-12.80%	0.00%	0.00%	1.30%
December 31, 2016	335	1.52	1.81	607	-10.59%	-9.50%	0.00%	—	1.30%
December 31, 2015	118	1.70	2.00	236	-14.14%	-13.04%	0.00%	—	1.30%
December 31, 2014	71	1.98	2.30	164	-19.84%	-18.44%	0.00%	—	1.30%
Rydex Inverse Russell 2000® Strategy Fund
December 31, 2018	1,338	1.41	10.04	2,409	10.16%	11.11%	0.00%	0.00%	1.30%
December 31, 2017	78	1.28	9.05	126	-14.67%	-9.50%	0.00%	0.00%	1.30%
December 31, 2016	166	1.50	1.87	310	-21.47%	-20.09%	0.00%	—	1.30%
December 31, 2015	1,322	1.91	2.34	3,097	-1.04%	0.00%	0.00%	—	1.30%
December 31, 2014	60	1.93	2.34	141	-9.81%	-8.95%	0.00%	—	1.30%
Rydex Inverse S&P 500 Strategy Fund
December 31, 2018	689	1.58	9.19	1,836	2.60%	4.10%	0.00%	0.00%	1.30%
December 31, 2017	139	1.54	8.86	341	-18.09%	-11.40%	0.00%	0.00%	1.30%
December 31, 2016	134	1.88	2.96	397	-13.36%	-11.90%	0.00%	—	1.30%
December 31, 2015	404	2.17	3.36	1,358	-5.65%	-4.55%	0.00%	—	1.30%
December 31, 2014	106	2.30	3.52	372	-15.44%	-14.36%	0.00%	—	1.30%
Rydex Japan 2X Strategy Fund
December 31, 2018	7	10.29	19.23	127	-23.98%	-22.96%	0.00%	0.00%	1.30%
December 31, 2017	106	13.38	24.96	2,648	33.80%	50.27%	0.00%	0.00%	1.30%
December 31, 2016	12	13.07	16.61	205	7.48%	8.92%	0.00%	—	1.30%
December 31, 2015	14	12.16	15.25	216	10.55%	11.97%	0.00%	—	1.30%
December 31, 2014	26	11.00	13.62	359	-16.48%	-15.40%	0.00%	—	1.30%
Rydex Leisure Fund
December 31, 2018	10	9.23	24.15	237	-14.55%	-13.41%	0.38%	0.00%	1.30%
December 31, 2017	157	10.68	27.89	4,385	6.80%	20.11%	0.29%	0.00%	1.30%
December 31, 2016	167	21.39	23.22	3,876	8.14%	9.53%	0.32%	—	1.30%
December 31, 2015	193	19.78	21.20	4,098	-1.00%	0.33%	0.08%	—	1.30%
December 31, 2014	102	19.98	21.13	2,149	6.11%	7.48%	0.06%	—	1.30%
Rydex Mid Cap 1.5X Strategy Fund
December 31, 2018	10	9.20	43.04	314	-20.44%	-19.40%	0.01%	0.00%	1.30%
December 31, 2017	8	11.43	54.10	321	14.30%	22.45%	0.00%	0.00%	1.30%
December 31, 2016	35	31.45	44.76	1,103	27.96%	29.64%	0.00%	—	1.30%
December 31, 2015	2	24.26	34.98	59	-6.72%	-5.49%	0.00%	—	1.30%
December 31, 2014	53	25.67	37.50	1,355	10.49%	11.95%	0.00%	—	1.30%
Rydex NASDAQ-100® Fund
December 31, 2018	187	11.11	43.30	7,331	-3.09%	-1.81%	0.00%	0.00%	1.30%
December 31, 2017	320	11.34	44.68	13,548	13.40%	31.12%	0.00%	0.00%	1.30%
December 31, 2016	202	32.42	34.52	6,548	4.61%	5.98%	0.00%	—	1.30%
December 31, 2015	571	30.59	33.00	17,459	6.87%	8.24%	0.00%	—	1.30%
December 31, 2014	512	28.26	30.88	14,465	15.92%	17.46%	0.00%	—	1.30%
Rydex NASDAQ-100® 2X Strategy Fund
December 31, 2018	256	11.50	88.78	20,298	-10.49%	-9.31%	0.00%	0.00%	1.30%
December 31, 2017	273	12.70	97.89	24,292	27.00%	69.48%	0.00%	0.00%	1.30%
December 31, 2016	345	45.49	57.76	19,927	8.18%	9.60%	0.00%	—	1.30%
December 31, 2015	270	42.05	52.70	14,198	13.16%	14.64%	0.00%	—	1.30%
December 31, 2014	263	37.16	45.97	12,081	34.83%	36.57%	0.00%	—	1.30%
Rydex Nova Fund
December 31, 2018	478	10.67	28.78	13,657	-11.49%	-10.31%	0.22%	0.00%	1.30%
December 31, 2017	774	11.91	32.09	24,730	19.10%	31.79%	0.03%	0.00%	1.30%
December 31, 2016	444	21.94	24.35	10,822	14.21%	15.73%	0.00%	—	1.30%
December 31, 2015	342	19.21	21.04	7,192	-1.99%	-0.75%	0.00%	—	1.30%
December 31, 2014	454	19.60	21.20	9,630	17.08%	18.63%	0.08%	—	1.30%
Rydex Precious Metals Fund
December 31, 2018	288	7.08	8.92	2,568	-17.67%	-16.56%	4.96%	0.00%	1.30%
December 31, 2017	1,056	8.60	10.69	11,291	5.00%	7.01%	3.64%	0.00%	1.30%
December 31, 2016	315	8.14	9.99	3,142	63.45%	65.67%	0.00%	—	1.30%
December 31, 2015	249	4.98	6.03	1,503	-31.31%	-30.45%	3.61%	—	1.30%
December 31, 2014	156	7.25	8.67	1,348	-18.36%	-17.27%	0.10%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31, (unless noted)
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	CONTRACT OWNERS’ EQUITY	LOWEST	HIGHEST	INVESTMENT INCOME	LOWEST	HIGHEST
PRODUCT	(000S)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Real Estate Fund
December 31, 2018	266	$9.51	$18.63	$4,576	-8.54%	-7.34%	0.69%	0.00%	1.30%
December 31, 2017	77	10.27	20.37	1,434	2.70%	6.63%	1.79%	0.00%	1.30%
December 31, 2016	84	17.64	19.35	1,485	8.77%	10.18%	1.51%	—	1.30%
December 31, 2015	102	16.01	17.79	1,632	-3.79%	-2.56%	0.79%	—	1.30%
December 31, 2014	269	16.43	18.49	4,425	19.44%	20.99%	1.71%	—	1.30%
Rydex Retailing Fund
December 31, 2018	95	10.42	25.18	2,392	-4.50%	-3.23%	0.02%	0.00%	1.30%
December 31, 2017	129	10.79	26.02	3,362	7.90%	12.84%	0.00%	0.00%	1.30%
December 31, 2016	75	20.13	23.06	1,730	-0.98%	0.30%	0.00%	—	1.30%
December 31, 2015	148	20.33	22.99	3,403	-2.63%	-1.33%	0.00%	—	1.30%
December 31, 2014	39	20.88	23.30	902	7.30%	8.62%	0.00%	—	1.30%
Rydex Russell 2000® 1.5X Strategy Fund
December 31, 2018	19	9.13	34.64	464	-20.61%	-19.57%	0.00%	0.00%	1.30%
December 31, 2017	24	11.36	43.63	735	13.60%	20.04%	0.00%	0.00%	1.30%
December 31, 2016	34	25.80	36.83	871	28.73%	30.37%	0.00%	—	1.30%
December 31, 2015	27	19.79	28.61	528	-10.23%	-9.05%	0.00%	—	1.30%
December 31, 2014	66	21.76	31.87	1,433	2.94%	4.26%	0.00%	—	1.30%
Rydex Russell 2000® 2X Strategy Fund
December 31, 2018	36	8.71	14.07	490	-26.31%	-26.22%	0.00%	0.00%	0.15%
December 31, 2017	136	11.82	19.07	2,593	18.20%	26.29%	0.00%	0.00%	0.15%
December 31, 2016	172	15.10	15.10	2,603	38.03%	38.03%	0.00%	—	—
December 31, 2015	58	10.94	10.94	634	-13.11%	-13.11%	0.00%	—	—
December 31, 2014	173	12.59	12.59	2,178	5.18%	5.18%	0.00%	—	—
Rydex S&P 500 2X Strategy Fund
December 31, 2018	185	10.62	31.19	5,648	-16.49%	-15.41%	0.05%	0.00%	1.30%
December 31, 2017	110	12.57	36.87	4,027	25.70%	43.52%	0.00%	0.00%	1.30%
December 31, 2016	125	23.17	25.69	3,221	18.88%	20.38%	0.00%	—	1.30%
December 31, 2015	367	19.49	21.34	7,828	-2.94%	-1.66%	0.00%	—	1.30%
December 31, 2014	452	20.08	21.70	9,812	23.04%	24.64%	0.00%	—	1.30%
Rydex S&P 500 Pure Growth Fund
December 31, 2018	185	10.69	28.11	5,167	-6.86%	-5.64%	0.00%	0.00%	1.30%
December 31, 2017	173	11.35	29.79	5,151	13.50%	24.38%	0.00%	0.00%	1.30%
December 31, 2016	154	20.66	23.95	3,694	1.22%	2.57%	0.00%	—	1.30%
December 31, 2015	255	20.41	23.35	5,960	-0.20%	1.08%	0.00%	—	1.30%
December 31, 2014	211	20.45	23.10	4,864	10.96%	12.46%	0.00%	—	1.30%
Rydex S&P 500 Pure Value Fund
December 31, 2018	170	9.79	23.20	3,772	-14.43%	-13.30%	0.48%	0.00%	1.30%
December 31, 2017	269	11.31	26.76	7,139	13.10%	15.84%	0.78%	0.00%	1.30%
December 31, 2016	162	21.02	23.10	3,747	15.88%	17.38%	0.94%	—	1.30%
December 31, 2015	182	18.14	19.68	3,587	-10.55%	-9.35%	1.06%	—	1.30%
December 31, 2014	367	20.28	21.71	7,974	9.50%	10.94%	0.40%	—	1.30%
Rydex S&P MidCap 400 Pure Growth Fund
December 31, 2018	57	9.38	27.73	1,556	-15.96%	-14.83%	0.00%	0.00%	1.30%
December 31, 2017	68	11.03	32.56	2,134	10.30%	18.79%	0.00%	0.00%	1.30%
December 31, 2016	59	24.80	27.41	1,621	1.35%	2.70%	0.00%	—	1.30%
December 31, 2015	159	24.47	26.69	4,242	0.04%	1.29%	0.00%	—	1.30%
December 31, 2014	131	24.46	26.35	3,461	-2.82%	-1.53%	0.00%	—	1.30%
Rydex S&P MidCap 400 Pure Value Fund
December 31, 2018	39	9.10	21.86	856	-20.04%	-18.98%	0.00%	0.00%	1.30%
December 31, 2017	150	11.24	26.98	4,025	11.69%	13.17%	0.00%	0.00%	1.30%
December 31, 2016	141	21.98	23.84	3,361	27.20%	28.86%	0.33%	—	1.30%
December 31, 2015	76	17.28	18.50	1,402	-12.99%	-11.86%	0.11%	—	1.30%
December 31, 2014	100	19.86	20.99	2,101	5.36%	6.71%	0.04%	—	1.30%
Rydex S&P SmallCap 600 Pure Growth Fund
December 31, 2018	80	9.91	27.31	2,147	-10.23%	-9.03%	0.00%	0.00%	1.30%
December 31, 2017	87	10.91	30.02	2,560	9.10%	16.04%	0.00%	0.00%	1.30%
December 31, 2016	182	23.81	25.87	4,695	17.18%	18.72%	0.00%	—	1.30%
December 31, 2015	104	20.32	21.79	2,261	-1.65%	-0.37%	0.00%	—	1.30%
December 31, 2014	153	20.66	21.87	3,342	-1.29%	0.00%	0.00%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31, (unless noted)
FUND DESCRIPTION	UNITS	LOWEST	HIGHEST	CONTRACT OWNERS’ EQUITY	LOWEST	HIGHEST	INVESTMENT INCOME	LOWEST	HIGHEST
PRODUCT	(000S)	UNIT VALUE		(000s)	TOTAL RETURN		RATIO	EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex S&P SmallCap 600 Pure Value Fund
December 31, 2018	95	$8.48	$17.42	$1,648	-21.64%	-20.60%	0.00%	0.00%	1.30%
December 31, 2017	209	10.69	21.94	4,585	-1.55%	6.90%	0.00%	0.00%	1.30%
December 31, 2016	196	19.95	22.00	4,331	30.05%	31.74%	0.00%	—	1.30%
December 31, 2015	99	15.34	16.70	1,653	-14.68%	-13.52%	0.00%	—	1.30%
December 31, 2014	79	17.98	19.31	1,518	0.00%	1.31%	0.00%	—	1.30%
Rydex Strengthening Dollar 2X Strategy Fund
December 31, 2018	229	8.38	9.80	1,917	11.62%	11.73%	0.00%	0.00%	0.15%
December 31, 2017	26	7.50	8.78	195	-17.58%	-12.20%	0.00%	0.00%	0.15%
December 31, 2016	290	9.10	9.10	2,638	6.93%	6.93%	0.00%	—	—
December 31, 2015	101	8.51	8.51	855	13.47%	13.47%	0.00%	—	—
December 31, 2014	287	7.50	7.50	2,158	22.95%	22.95%	0.00%	—	—
Rydex Technology Fund
December 31, 2018	126	11.48	28.78	3,506	-2.79%	-1.51%	0.00%	0.00%	1.30%
December 31, 2017	216	11.67	29.22	6,305	16.70%	32.64%	0.00%	0.00%	1.30%
December 31, 2016	209	17.51	22.03	4,606	9.64%	11.04%	0.00%	—	1.30%
December 31, 2015	202	15.97	19.84	4,007	-0.19%	1.12%	0.00%	—	1.30%
December 31, 2014	47	16.00	19.62	925	8.84%	10.29%	0.00%	—	1.30%
Rydex Telecommunications Fund
December 31, 2018	78	9.85	14.23	1,106	-6.55%	-5.26%	0.59%	0.00%	1.30%
December 31, 2017	132	10.42	15.02	1,990	4.20%	5.85%	0.58%	0.00%	1.30%
December 31, 2016	184	11.68	14.19	2,617	15.87%	17.37%	0.76%	—	1.30%
December 31, 2015	30	10.08	12.09	365	-7.95%	-6.71%	1.39%	—	1.30%
December 31, 2014	21	10.95	12.96	278	1.30%	2.61%	1.52%	—	1.30%
Rydex Transportation Fund
December 31, 2018	18	9.31	24.88	350	-21.11%	-20.05%	0.00%	0.00%	1.30%
December 31, 2017	102	11.66	31.12	3,179	16.60%	22.04%	0.24%	0.00%	1.30%
December 31, 2016	155	23.87	25.50	3,943	13.94%	15.44%	0.00%	—	1.30%
December 31, 2015	58	20.95	22.09	1,288	-15.18%	-14.11%	0.00%	—	1.30%
December 31, 2014	187	24.70	25.72	4,807	21.20%	22.83%	0.00%	—	1.30%
Rydex U.S. Government Money Market Fund
December 31, 2018	157	9.21	11.15	1,753	-0.75%	0.54%	0.56%	0.00%	1.30%
December 31, 2017	195	9.28	11.09	2,157	-1.28%	0.00%	0.00%	0.00%	1.30%
December 31, 2016	228	9.40	11.09	2,532	-1.26%	0.00%	0.00%	—	1.30%
December 31, 2015	250	9.52	11.09	2,769	-1.35%	0.00%	0.00%	—	1.30%
December 31, 2014	298	9.65	11.09	3,303	-1.23%	0.00%	0.00%	—	1.30%
Rydex Utilities Fund
December 31, 2018	372	10.87	25.35	9,417	2.42%	3.82%	2.06%	0.00%	1.30%
December 31, 2017	182	10.49	24.75	4,425	4.90%	10.97%	1.88%	0.00%	1.30%
December 31, 2016	190	21.96	22.58	4,164	14.85%	16.38%	1.03%	—	1.30%
December 31, 2015	229	18.87	19.66	4,328	-8.56%	-7.36%	1.73%	—	1.30%
December 31, 2014	445	20.37	21.50	9,065	21.26%	22.86%	2.11%	—	1.30%
Rydex Weakening Dollar 2X Strategy Fund
December 31, 2018	18	6.95	9.93	122	-11.81%	-11.69%	0.00%	0.00%	0.15%
December 31, 2017	17	7.87	11.26	132	12.60%	19.24%	0.00%	0.00%	0.15%
December 31, 2016	18	6.60	6.60	121	-8.59%	-8.59%	0.00%	—	—
December 31, 2015	46	7.22	7.22	332	-16.92%	-16.92%	0.00%	—	—
December 31, 2014	2	8.69	8.69	16	-21.85%	-21.85%	0.00%	—	—
Variable Series Floating Rate Strategies Fund
December 31, 2018	2,726	10.12	11.78	31,994	-0.98%	-0.76%	2.96%	0.00%	0.15%
December 31, 2017	2,417	10.22	11.87	28,673	2.20%	3.49%	3.31%	0.00%	0.15%
December 31, 2016	1,984	11.47	11.47	22,780	8.51%	8.51%	5.43%	—	—
December 31, 2015	1,487	10.57	10.57	15,716	0.76%	0.76%	3.58%	—	—
December 31, 2014	999	10.49	10.49	10,483	2.34%	2.34%	0.00%	—	—
Variable Series High Yield Fund
December 31, 2018	443	9.85	14.74	6,479	-4.28%	-4.10%	7.87%	0.00%	0.15%
December 31, 2017	873	10.29	15.37	13,420	2.90%	6.22%	4.45%	0.00%	0.15%
December 31, 2016	1,558	14.47	14.47	22,554	17.45%	17.45%	7.83%	—	—
December 31, 2015	54	12.32	12.32	666	-3.90%	-3.90%	4.11%	—	—
December 31, 2014	58	12.82	12.82	748	2.48%	2.48%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
Guggenheim Variable Insurance Funds: (continued)
Variable Series Large Cap Value Fund
December 31, 2018	2	$20.54	$20.54	$31	-9.52%	-9.52%	1.35%	0.00%	0.00%
December 31, 2017	2	22.70	22.70	35	15.82%	15.82%	1.28%	0.00%	0.00%
December 31, 2016	2	19.60	19.60	31	21.44%	21.44%	1.75%	—	—
December 31, 2015	2	16.14	16.14	26	-5.11%	-5.11%	0.80%	—	—
December 31, 2014	3	17.01	17.01	58	9.46%	9.46%	0.00%	—	—
Variable Series Small Cap Value Fund
December 31, 2018	37	9.00	17.98	652	-12.79%	-12.68%	0.34%	0.00%	0.15%
December 31, 2017	40	10.32	20.59	829	3.20%	3.73%	0.30%	0.00%	0.15%
December 31, 2016	77	19.85	19.85	1,535	26.59%	26.59%	0.13%	—	—
December 31, 2015	43	15.68	15.68	677	-6.61%	-6.61%	0.00%	—	—
December 31, 2014	47	16.79	16.79	792	-1.41%	-1.41%	0.01%	—	—
Variable Series StylePlus Large Growth Fund
December 31, 2018	47	11.20	23.68	1,105	-3.78%	-3.66%	1.49%	0.00%	0.15%
December 31, 2017	56	11.64	24.58	1,375	16.40%	30.12%	0.97%	0.00%	0.15%
December 31, 2016	62	18.89	18.89	1,172	8.75%	8.75%	0.39%	—	—
December 31, 2015	77	17.37	17.37	1,337	5.46%	5.46%	1.06%	—	—
December 31, 2014	66	16.47	16.47	1,092	15.26%	15.26%	0.00%	—	—
Variable Series StylePlus Mid Growth Fund
December 31, 2018	60	10.61	21.84	1,298	-7.26%	-7.10%	1.56%	0.00%	0.15%
December 31, 2017	64	11.44	23.51	1,475	14.40%	24.66%	0.90%	0.00%	0.15%
December 31, 2016	55	18.86	18.86	1,041	8.64%	8.64%	0.70%	—	—
December 31, 2015	54	17.36	17.36	941	-0.06%	-0.06%	0.77%	—	—
December 31, 2014	47	17.37	17.37	817	13.09%	13.09%	0.00%	—	—
Variable Series StylePlus Small Growth Fund
December 31, 2018	—	22.61	22.61	1	-10.31%	-10.31%	1.01%	0.00%	0.00%
December 31, 2017	—	25.21	25.21	1	22.38%	22.38%	0.73%	0.00%	0.00%
December 31, 2016	—	20.60	20.60	1	13.44%	13.44%	0.31%	—	—
December 31, 2015	—	18.16	18.16	3	-1.30%	-1.30%	0.83%	—	—
December 31, 2014	—	18.40	18.40	3	8.81%	8.81%	0.00%	—	—
Variable Series U.S. Total Return Bond Fund
December 31, 2018	3,536	10.49	14.15	49,735	0.96%	1.14%	4.30%	0.00%	0.15%
December 31, 2017	3,309	10.39	13.99	46,229	3.90%	6.71%	4.50%	0.00%	0.15%
December 31, 2016	2,586	13.11	13.11	33,919	6.85%	6.85%	4.59%	—	—
December 31, 2015	2,305	12.27	12.27	28,287	1.15%	1.15%	1.94%	—	—
December 31, 2014	1,393	12.13	12.13	16,892	8.11%	8.11%	0.00%	—	—
Variable Series World Equity Income Fund
December 31, 2018	13	14.73	14.73	192	-8.17%	-8.17%	2.84%	0.00%	0.00%
December 31, 2017	14	16.04	16.04	218	15.06%	15.06%	2.78%	0.00%	0.00%
December 31, 2016	14	13.94	13.94	198	10.37%	10.37%	3.00%	—	—
December 31, 2015	23	12.63	12.63	295	-0.63%	-0.63%	3.26%	—	—
December 31, 2014	26	12.71	12.71	336	4.95%	4.95%	0.00%	—	—
Invesco Variable Insurance Funds:
Balanced-Risk Allocation Fund
December 31, 2018	625	9.95	12.16	7,564	-6.92%	-6.75%	1.97%	0.00%	0.15%
December 31, 2017	277	10.69	13.04	3,611	6.90%	9.86%	3.36%	0.00%	0.15%
December 31, 2016	282	11.87	11.87	3,352	11.56%	11.56%	0.19%	—	—
December 31, 2015	214	10.64	10.64	2,280	-4.40%	-4.40%	4.03%	—	—
December 31, 2014	445	11.13	11.13	4,951	5.70%	5.70%	0.00%	—	—
Comstock Fund
December 31, 2018	179	10.11	20.89	3,700	-12.32%	-12.15%	1.62%	0.00%	0.15%
December 31, 2017	122	11.53	23.78	2,854	15.30%	17.84%	2.21%	0.00%	0.15%
December 31, 2016	115	20.18	20.18	2,318	17.33%	17.33%	1.61%	—	—
December 31, 2015	170	17.20	17.20	2,931	-6.01%	-6.01%	1.56%	—	—
December 31, 2014	238	18.30	18.30	4,350	9.38%	9.38%	1.64%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
Invesco Variable Insurance Funds: (continued)
Core Equity Fund
December 31, 2018	53	$9.73	$19.73	$1,037	-10.58%	-9.37%	0.75%	0.00%	1.30%
December 31, 2017	84	10.75	21.77	1,820	7.50%	13.15%	1.00%	0.00%	1.30%
December 31, 2016	95	16.74	19.24	1,826	8.84%	10.26%	0.78%	—	1.30%
December 31, 2015	46	15.38	17.45	794	-7.01%	-5.78%	1.04%	—	1.30%
December 31, 2014	63	16.54	18.52	1,169	6.78%	8.18%	0.90%	—	1.30%
Core Plus Bond Fund
December 31, 2018	418	10.05	10.64	4,446	-2.52%	-2.30%	3.61%	0.00%	0.15%
December 31, 2017	543	10.31	10.89	5,904	3.10%	6.35%	5.51%	0.00%	0.15%
December 31, 2016	43	10.24	10.24	440	2.40%	2.40%	4.41%	—	—
Inception May 1, 2016	—	10.00	10.00	—
Diversified Dividend Fund
December 31, 2018	796	9.77	19.04	14,926	-7.74%	-7.57%	2.45%	0.00%	0.15%
December 31, 2017	844	10.59	20.60	17,307	5.90%	8.59%	1.68%	0.00%	0.15%
December 31, 2016	1,089	18.97	18.97	20,673	14.76%	14.76%	1.48%	—	—
December 31, 2015	405	16.53	16.53	6,699	2.10%	2.10%	1.72%	—	—
December 31, 2014	321	16.19	16.19	5,191	12.82%	12.82%	1.29%	—	—
Equity and Income Fund
December 31, 2018	666	9.74	17.87	11,820	-9.65%	-9.52%	2.32%	0.00%	0.15%
December 31, 2017	485	10.78	19.75	9,480	7.80%	11.02%	1.76%	0.00%	0.15%
December 31, 2016	513	17.79	17.79	9,130	15.15%	15.15%	1.88%	—	—
December 31, 2015	381	15.45	15.45	5,885	-2.28%	-2.28%	2.77%	—	—
December 31, 2014	386	15.81	15.81	6,098	9.03%	9.03%	2.44%	—	—
Global Real Estate Fund
December 31, 2018	793	10.10	32.39	16,098	-7.35%	-6.15%	4.31%	0.00%	1.30%
December 31, 2017	684	10.78	34.96	14,825	7.80%	13.06%	3.32%	0.00%	1.30%
December 31, 2016	556	19.14	31.33	10,664	0.74%	2.03%	1.64%	—	1.30%
December 31, 2015	500	18.76	31.10	9,403	-2.78%	-1.47%	3.46%	—	1.30%
December 31, 2014	402	19.04	31.99	7,678	13.16%	14.63%	1.70%	—	1.30%
Government Money Market Fund
December 31, 2018	54,591	9.38	10.23	558,438	0.21%	1.59%	1.57%	0.00%	1.30%
December 31, 2017	32,332	9.36	10.07	325,665	-0.74%	0.50%	0.58%	0.00%	1.30%
December 31, 2016	27,075	9.43	10.02	271,542	-1.15%	0.10%	0.09%	—	1.30%
December 31, 2015	37,441	9.54	10.01	374,712	-1.24%	0.00%	0.01%	—	1.30%
December 31, 2014	28,085	9.66	10.01	281,055	-1.33%	0.00%	0.01%	—	1.30%
Government Securities Fund
December 31, 2018	492	10.14	14.00	6,885	0.40%	0.57%	3.13%	0.00%	0.15%
December 31, 2017	666	10.10	13.92	9,274	1.00%	1.98%	3.49%	0.00%	0.15%
December 31, 2016	670	13.65	13.65	9,154	1.19%	1.19%	3.44%	—	—
December 31, 2015	417	13.49	13.49	5,631	0.37%	0.37%	3.83%	—	—
December 31, 2014	293	13.44	13.44	3,932	4.11%	4.11%	5.80%	—	—
Growth and Income Fund
December 31, 2018	156	9.57	20.18	3,139	-13.55%	-13.39%	2.08%	0.00%	0.15%
December 31, 2017	163	11.07	23.30	3,791	10.70%	14.33%	1.41%	0.00%	0.15%
December 31, 2016	194	20.38	20.38	3,954	19.67%	19.67%	1.07%	—	—
December 31, 2015	101	17.03	17.03	1,726	-3.02%	-3.02%	3.16%	—	—
December 31, 2014	131	17.56	17.56	2,293	10.23%	10.23%	1.77%	—	—
Health Care Fund
December 31, 2018	63	10.42	28.73	1,658	-0.38%	0.88%	0.00%	0.00%	1.30%
December 31, 2017	41	10.34	28.48	1,159	3.40%	15.87%	0.32%	0.00%	1.30%
December 31, 2016	52	20.62	24.58	1,283	-12.59%	-11.49%	0.00%	—	1.30%
December 31, 2015	104	23.59	27.77	2,884	1.81%	3.16%	0.00%	—	1.30%
December 31, 2014	162	23.17	26.92	4,347	18.15%	19.70%	0.00%	—	1.30%
High Yield Fund
December 31, 2018	151	9.92	21.52	3,253	-4.62%	-3.37%	6.80%	0.00%	1.30%
December 31, 2017	335	10.28	22.27	7,465	2.80%	6.30%	6.25%	0.00%	1.30%
December 31, 2016	1,066	18.98	20.95	22,335	9.77%	11.20%	6.79%	—	1.30%
December 31, 2015	148	17.29	18.84	2,787	-4.42%	-3.14%	2.42%	—	1.30%
December 31, 2014	282	18.09	19.45	5,486	0.39%	1.73%	9.47%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
Invesco Variable Insurance Funds: (continued)
International Growth Fund
December 31, 2018	427	$9.44	$11.51	$4,906	-15.11%	-14.99%	1.86%	0.00%	0.15%
December 31, 2017	633	11.12	13.54	8,558	11.20%	23.09%	1.46%	0.00%	0.15%
December 31, 2016	755	11.00	11.00	8,304	-0.45%	-0.45%	1.59%	—	—
December 31, 2015	677	11.05	11.05	7,484	-2.39%	-2.39%	1.38%	—	—
December 31, 2014	576	11.32	11.32	6,521	0.35%	0.35%	1.57%	—	—
Mid Cap Core Equity Fund
December 31, 2018	152	9.53	24.16	3,180	-12.75%	-11.61%	0.12%	0.00%	1.30%
December 31, 2017	163	10.79	27.69	3,941	7.90%	14.64%	0.31%	0.00%	1.30%
December 31, 2016	153	21.04	24.46	3,215	11.69%	13.18%	0.00%	—	1.30%
December 31, 2015	137	18.59	21.90	2,552	-5.52%	-4.27%	0.09%	—	1.30%
December 31, 2014	127	19.42	23.18	2,474	2.84%	4.18%	0.00%	—	1.30%
Technology Fund
December 31, 2018	113	11.40	30.62	3,269	-1.79%	-0.46%	0.00%	0.00%	1.30%
December 31, 2017	110	11.47	30.76	3,274	14.70%	35.15%	0.00%	0.00%	1.30%
December 31, 2016	13	9.65	22.76	303	-2.03%	-0.78%	0.00%	—	1.30%
December 31, 2015	122	9.85	22.94	2,809	5.35%	6.85%	0.00%	—	1.30%
December 31, 2014	36	9.35	21.47	776	9.61%	11.01%	0.00%	—	1.30%
Value Opportunities Fund
December 31, 2018	1	15.42	17.35	11	-20.38%	-19.35%	0.00%	0.00%	1.30%
December 31, 2017	1	19.12	21.79	13	15.72%	17.23%	0.02%	0.00%	1.30%
December 31, 2016	1	16.31	18.83	12	16.38%	17.93%	0.04%	—	1.30%
December 31, 2015	8	13.83	16.18	108	-11.83%	-10.66%	2.29%	—	1.30%
December 31, 2014	9	15.48	18.35	141	5.04%	6.39%	1.51%	—	1.30%
Ivy Variable Insurance Portfolios, Inc.:
Asset Strategy Portfolio
December 31, 2018	342	10.46	14.17	4,849	-5.60%	-5.41%	1.97%	0.00%	0.15%
December 31, 2017	328	11.08	14.98	4,912	10.80%	18.23%	1.43%	0.00%	0.15%
December 31, 2016	581	12.67	12.67	7,356	-2.54%	-2.54%	0.60%	—	—
December 31, 2015	813	13.00	13.00	10,586	-8.39%	-8.39%	0.37%	—	—
December 31, 2014	1,008	14.19	14.19	14,295	-5.27%	-5.27%	0.50%	—	—
Balanced Portfolio
December 31, 2018	114	10.23	19.79	2,251	-3.31%	-3.23%	1.24%	0.00%	0.15%
December 31, 2017	221	10.58	20.45	4,511	5.80%	11.38%	1.41%	0.00%	0.15%
December 31, 2016	238	18.36	18.36	4,367	2.00%	2.00%	1.35%	—	—
December 31, 2015	281	18.00	18.00	5,076	-0.33%	-0.33%	1.10%	—	—
December 31, 2014	480	18.06	18.06	8,675	7.63%	7.63%	0.52%	—	—
Corporate Bond Portfolio
December 31, 2018	116	10.00	12.96	1,501	-2.06%	-1.89%	2.49%	0.00%	0.15%
December 31, 2017	138	10.21	13.21	1,825	2.10%	4.02%	1.65%	0.00%	0.15%
December 31, 2016	116	12.70	12.70	1,472	4.01%	4.01%	3.49%	—	—
December 31, 2015	110	12.21	12.21	1,339	0.25%	0.25%	1.85%	—	—
December 31, 2014	50	12.18	12.18	608	4.28%	4.28%	8.99%	—	—
Energy Portfolio
December 31, 2018	178	6.70	8.05	1,431	-34.25%	-34.12%	0.00%	0.00%	0.15%
December 31, 2017	175	10.19	12.22	2,139	-12.65%	1.90%	0.65%	0.00%	0.15%
December 31, 2016	282	13.99	13.99	3,950	34.52%	34.52%	0.14%	—	—
December 31, 2015	193	10.40	10.40	2,004	-22.10%	-22.10%	0.06%	—	—
December 31, 2014	158	13.35	13.35	2,103	-10.58%	-10.58%	0.00%	—	—
Global Bond Portfolio
December 31, 2018	131	10.18	11.77	1,540	-0.29%	-0.17%	2.53%	0.00%	0.15%
December 31, 2017	155	10.21	11.79	1,830	2.10%	4.24%	2.58%	0.00%	0.15%
December 31, 2016	92	11.31	11.31	1,042	7.10%	7.10%	2.38%	—	—
December 31, 2015	47	10.56	10.56	496	-2.67%	-2.67%	3.76%	—	—
December 31, 2014	43	10.85	10.85	472	0.18%	0.18%	1.02%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
Ivy Variable Insurance Portfolios, Inc.: (continued)
Global Equity Portfolio
December 31, 2018	7	$19.31	$19.31	$135	-11.71%	-11.71%	1.63%	0.00%	0.00%
December 31, 2017	8	21.87	21.87	165	15.59%	15.59%	1.21%	0.00%	0.00%
December 31, 2016	9	18.92	18.92	165	6.95%	6.95%	1.21%	—	—
December 31, 2015	11	17.69	17.69	190	-2.05%	-2.05%	1.34%	—	—
December 31, 2014	14	18.06	18.06	257	9.79%	9.79%	1.15%	—	—
Growth Portfolio
December 31, 2018	1	29.15	29.15	15	2.28%	2.28%	0.03%	0.00%	0.00%
December 31, 2017	1	28.50	28.50	15	29.31%	29.31%	0.23%	0.00%	0.00%
December 31, 2016	1	22.04	22.04	20	1.24%	1.24%	0.02%	—	—
December 31, 2015	2	21.77	21.77	47	7.14%	7.14%	0.11%	—	—
December 31, 2014	2	20.32	20.32	44	11.83%	11.83%	0.32%	—	—
High Income Portfolio
December 31, 2018	726	10.07	18.81	13,571	-2.23%	-2.13%	7.41%	0.00%	0.15%
December 31, 2017	680	10.30	19.22	13,037	3.00%	6.72%	6.34%	0.00%	0.15%
December 31, 2016	1,335	18.01	18.01	24,045	16.19%	16.19%	7.81%	—	—
December 31, 2015	488	15.50	15.50	7,568	-6.51%	-6.51%	8.05%	—	—
December 31, 2014	822	16.58	16.58	13,638	1.91%	1.91%	5.19%	—	—
Limited-Term Bond Portfolio
December 31, 2018	380	10.10	10.55	4,009	0.60%	0.76%	1.79%	0.00%	0.15%
December 31, 2017	328	10.04	10.47	3,434	0.40%	1.45%	1.49%	0.00%	0.15%
December 31, 2016	342	10.32	10.32	3,533	1.88%	1.88%	1.73%	—	—
December 31, 2015	364	10.13	10.13	3,691	0.90%	0.90%	1.18%	—	—
December 31, 2014	92	10.04	10.04	924	1.01%	1.01%	0.54%	—	—
Mid Cap Growth Portfolio
December 31, 2018	235	11.58	27.68	6,385	-0.17%	-0.04%	0.00%	0.00%	0.15%
December 31, 2017	209	11.60	27.69	5,759	16.00%	26.90%	0.00%	0.00%	0.15%
December 31, 2016	183	21.82	21.82	4,001	6.08%	6.08%	0.00%	—	—
December 31, 2015	178	20.57	20.57	3,667	-5.77%	-5.77%	0.00%	—	—
December 31, 2014	194	21.83	21.83	4,227	7.91%	7.91%	0.00%	—	—
Natural Resources Portfolio
December 31, 2018	143	6.31	8.39	905	-23.38%	-23.24%	0.31%	0.00%	0.15%
December 31, 2017	195	8.22	10.95	1,606	3.01%	9.50%	0.13%	0.00%	0.15%
December 31, 2016	227	7.98	7.98	1,809	23.72%	23.72%	0.60%	—	—
December 31, 2015	110	6.45	6.45	710	-22.38%	-22.38%	0.09%	—	—
December 31, 2014	115	8.31	8.31	959	-13.08%	-13.08%	0.00%	—	—
Science and Technology Portfolio
December 31, 2018	124	10.95	28.86	3,518	-5.44%	-5.22%	0.00%	0.00%	0.15%
December 31, 2017	157	11.58	30.45	4,771	15.80%	32.10%	0.00%	0.00%	0.15%
December 31, 2016	153	23.05	23.05	3,526	1.54%	1.54%	0.00%	—	—
December 31, 2015	320	22.70	22.70	7,266	-2.87%	-2.87%	0.00%	—	—
December 31, 2014	268	23.37	23.37	6,263	2.91%	2.91%	0.00%	—	—
Value Portfolio
December 31, 2018	40	10.05	22.12	842	-7.37%	-7.25%	1.93%	0.00%	0.15%
December 31, 2017	19	10.85	23.85	450	8.50%	12.50%	1.28%	0.00%	0.15%
December 31, 2016	45	21.20	21.20	953	11.17%	11.17%	1.20%	—	—
December 31, 2015	62	19.07	19.07	1,182	-3.93%	-3.93%	0.49%	—	—
December 31, 2014	61	19.85	19.85	1,216	10.96%	10.96%	0.69%	—	—
Janus Henderson VIT Funds – Institutional:
Balanced Portfolio
December 31, 2018	1,810	11.19	22.76	40,612	0.54%	0.66%	2.10%	0.00%	0.15%
December 31, 2017	1,615	11.13	22.61	36,443	11.30%	18.44%	1.62%	0.00%	0.15%
December 31, 2016	1,622	19.09	19.09	30,955	4.60%	4.60%	2.27%	—	—
December 31, 2015	1,532	18.25	18.25	27,954	0.61%	0.61%	2.04%	—	—
December 31, 2014	1,173	18.14	18.14	21,268	8.56%	8.56%	1.76%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
Janus Henderson VIT Funds – Institutional: (continued)
Enterprise Portfolio
December 31, 2018	1,107	$11.55	$40.24	$35,664	-1.71%	-0.41%	0.24%	0.00%	1.30%
December 31, 2017	1,002	11.61	40.94	33,413	16.10%	27.44%	0.61%	0.00%	1.30%
December 31, 2016	819	26.57	32.55	21,769	10.94%	12.35%	0.83%	—	1.30%
December 31, 2015	570	23.65	29.34	13,488	2.66%	4.05%	0.89%	—	1.30%
December 31, 2014	403	22.73	28.58	9,179	11.08%	12.52%	0.15%	—	1.30%
Forty Portfolio
December 31, 2018	267	11.47	28.12	7,296	1.87%	1.96%	0.00%	0.00%	0.15%
December 31, 2017	368	11.26	27.58	9,913	12.60%	30.34%	0.00%	0.00%	0.15%
December 31, 2016	338	21.16	21.16	7,146	2.17%	2.17%	1.03%	—	—
December 31, 2015	611	20.71	20.71	12,652	12.25%	12.25%	1.06%	—	—
December 31, 2014	121	18.45	18.45	2,229	8.72%	8.72%	0.16%	—	—
Global Research Portfolio
December 31, 2018	169	10.60	18.25	3,021	-8.06%	-6.89%	1.13%	0.00%	1.30%
December 31, 2017	162	11.39	19.60	3,145	13.90%	27.03%	0.81%	0.00%	1.30%
December 31, 2016	73	14.94	15.43	1,126	0.74%	2.12%	0.93%	—	1.30%
December 31, 2015	74	14.83	15.11	1,125	-3.58%	-2.33%	0.72%	—	1.30%
December 31, 2014	64	15.38	15.47	988	6.07%	7.43%	1.15%	—	1.30%
Mid Cap Value Portfolio
December 31, 2018	773	9.49	18.74	13,710	-13.81%	-13.64%	1.12%	0.00%	0.15%
December 31, 2017	603	11.01	21.70	12,823	10.10%	13.97%	0.79%	0.00%	0.15%
December 31, 2016	833	19.04	19.04	15,862	19.00%	19.00%	1.10%	—	—
December 31, 2015	450	16.00	16.00	7,197	-3.44%	-3.44%	1.25%	—	—
December 31, 2014	500	16.57	16.57	8,288	8.73%	8.73%	3.49%	—	—
Overseas Portfolio
December 31, 2018	312	9.72	28.18	3,722	-16.03%	-14.99%	1.84%	0.00%	1.30%
December 31, 2017	266	11.44	33.56	3,736	14.40%	31.10%	2.23%	0.00%	1.30%
December 31, 2016	155	10.74	25.93	1,662	-7.66%	-6.45%	4.77%	—	1.30%
December 31, 2015	297	11.48	28.08	3,405	-9.77%	-8.53%	0.60%	—	1.30%
December 31, 2014	355	12.55	31.12	4,461	-13.02%	-11.93%	5.97%	—	1.30%
Research Portfolio
December 31, 2018	198	10.97	24.79	4,807	-3.86%	-2.56%	0.61%	0.00%	1.30%
December 31, 2017	166	11.28	25.44	4,179	12.80%	27.84%	0.42%	0.00%	1.30%
December 31, 2016	128	18.89	19.90	2,540	-0.79%	0.51%	0.54%	—	1.30%
December 31, 2015	126	19.04	19.80	2,500	3.99%	5.38%	0.83%	—	1.30%
December 31, 2014	50	18.31	18.79	938	11.51%	12.99%	0.34%	—	1.30%
Janus Henderson VIT Funds – Service:
Flexible Bond Portfolio
December 31, 2018	1,928	10.02	11.37	21,884	-1.38%	-1.30%	2.65%	0.00%	0.15%
December 31, 2017	2,316	10.16	11.52	26,671	1.60%	3.41%	2.44%	0.00%	0.15%
December 31, 2016	2,579	11.14	11.14	28,735	2.20%	2.20%	2.45%	—	—
December 31, 2015	2,504	10.90	10.90	27,298	-0.09%	-0.09%	2.13%	—	—
December 31, 2014	1,017	10.91	10.91	11,088	4.70%	4.70%	2.89%	—	—
Global Technology Portfolio
December 31, 2018	6	26.05	26.05	150	0.93%	0.93%	0.00%	0.00%	0.00%
December 31, 2017	6	25.81	25.81	150	44.92%	44.92%	0.41%	0.00%	0.00%
December 31, 2016	7	17.81	17.81	127	13.87%	13.87%	0.09%	—	—
December 31, 2015	7	15.64	15.64	117	4.62%	4.62%	0.77%	—	—
December 31, 2014	11	14.95	14.95	162	9.36%	9.36%	0.00%	—	—
Global Unconstrained Bond Portfolio
December 31, 2018	62	9.65	9.99	618	-3.98%	-3.76%	3.49%	0.00%	0.15%
December 31, 2017	56	10.05	10.38	585	0.50%	1.67%	3.97%	0.00%	0.15%
December 31, 2016	30	10.21	10.21	303	2.10%	2.10%	9.79%	—	—
Inception May 1, 2016	—	10.00	10.00	—
US Low Volatility Portfolio
December 31, 2018	256	10.46	11.43	2,921	-4.74%	-4.59%	3.19%	0.00%	0.15%
December 31, 2017	83	10.98	11.98	1,000	9.80%	15.41%	4.94%	0.00%	0.15%
December 31, 2016	—	10.38	10.38	—	3.80%	3.80%	0.00%	—	—
Inception November 11, 2016	—	10.00	10.00	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
John Hancock Variable Insurance Trust:
Emerging Markets Value Trust
December 31, 2018	1,034	$9.98	$12.59	$12,899	-13.74%	-13.59%	2.92%	0.10%	0.25%
December 31, 2017	674	11.57	14.57	9,787	15.70%	32.58%	2.22%	0.10%	0.35%
December 31, 2016	237	10.99	10.99	2,631	17.92%	17.92%	3.25%	—	0.10%
December 31, 2015	46	9.32	9.32	426	-6.80%	-6.80%	0.91%	—	0.10%
Inception October 30, 2015	—	10.00	10.00	—
JPMorgan Insurance Trust:
Global Allocation Portfolio
December 31, 2018	704	10.24	11.30	7,929	-6.40%	-6.38%	0.00%	0.00%	0.15%
December 31, 2017	1,000	10.94	12.07	12,065	9.40%	16.84%	1.39%	0.00%	0.15%
December 31, 2016	764	10.33	10.33	7,889	5.84%	5.84%	3.83%	—	—
December 31, 2015	14	9.76	9.76	132	-2.40%	-2.40%	1.40%	—	—
Inception October 30, 2015	—	10.00	10.00	—
Income Builder Portfolio
December 31, 2018	430	10.16	11.06	4,718	-5.14%	-4.90%	0.00%	0.00%	0.15%
December 31, 2017	293	10.71	11.63	3,401	7.10%	11.72%	3.29%	0.00%	0.15%
December 31, 2016	312	10.41	10.41	3,250	6.22%	6.22%	3.63%	—	—
December 31, 2015	22	9.80	9.80	215	-2.00%	-2.00%	5.40%	—	—
Inception October 30, 2015	—	10.00	10.00	—
Lazard Retirement Series, Inc.:
Emerging Markets Equity Portfolio
December 31, 2018	1,239	9.20	26.06	29,425	-19.59%	-18.55%	1.86%	0.00%	1.30%
December 31, 2017	1,391	11.32	32.41	41,437	13.20%	27.80%	1.76%	0.00%	1.30%
December 31, 2016	1,252	23.45	25.69	29,390	19.21%	20.81%	1.11%	—	1.30%
December 31, 2015	1,081	19.41	21.55	20,988	-21.09%	-20.06%	1.16%	—	1.30%
December 31, 2014	986	24.28	27.31	23,951	-5.86%	-4.63%	1.76%	—	1.30%
Global Dynamic Multi-Asset Portfolio
December 31, 2018	157	10.45	14.79	2,303	-6.70%	-6.57%	1.43%	0.00%	0.15%
December 31, 2017	106	11.20	15.83	1,672	12.00%	20.56%	0.00%	0.00%	0.15%
December 31, 2016	82	13.13	13.13	1,073	3.22%	3.22%	0.25%	—	—
December 31, 2015	94	12.72	12.72	1,200	-0.39%	-0.39%	0.00%	—	—
December 31, 2014	104	12.77	12.77	1,333	2.65%	2.65%	0.56%	—	—
International Equity Portfolio
December 31, 2018	592	9.67	16.91	9,987	-15.02%	-13.90%	1.24%	0.00%	1.30%
December 31, 2017	879	11.25	19.64	17,256	12.50%	22.37%	2.67%	0.00%	1.30%
December 31, 2016	821	15.00	16.05	13,189	-5.48%	-4.29%	1.31%	—	1.30%
December 31, 2015	850	15.87	16.77	14,255	0.38%	1.70%	1.76%	—	1.30%
December 31, 2014	503	15.81	16.49	8,293	-5.44%	-4.18%	1.86%	—	1.30%
US Small-Mid Cap Equity Portfolio
December 31, 2018	131	9.72	29.23	2,984	-14.36%	-13.24%	0.02%	0.00%	1.30%
December 31, 2017	99	11.22	34.13	2,756	12.20%	13.95%	0.39%	0.00%	1.30%
December 31, 2016	77	24.66	30.34	1,903	14.27%	15.77%	0.00%	—	1.30%
December 31, 2015	75	21.30	26.55	1,599	-3.63%	-2.38%	0.00%	—	1.30%
December 31, 2014	91	21.82	27.55	1,982	9.59%	11.04%	0.00%	—	1.30%
US Strategic Equity Portfolio
December 31, 2018	2	10.62	23.26	35	-4.54%	-3.33%	0.36%	0.00%	1.30%
December 31, 2017	7	11.00	24.06	172	10.00%	18.11%	0.37%	0.00%	1.30%
December 31, 2016	92	19.10	20.37	1,879	8.03%	9.40%	0.11%	—	1.30%
December 31, 2015	95	17.68	18.62	1,763	-6.65%	-5.43%	0.45%	—	1.30%
December 31, 2014	38	18.94	19.69	747	13.21%	14.74%	1.14%	—	1.30%
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio
December 31, 2018	181	9.69	22.19	3,889	-8.41%	-8.34%	0.48%	0.00%	0.15%
December 31, 2017	178	10.58	24.21	4,321	5.80%	16.28%	0.34%	0.00%	0.15%
December 31, 2016	513	20.82	20.82	10,677	1.22%	1.22%	0.62%	—	—
December 31, 2015	629	20.57	20.57	12,933	-1.77%	-1.77%	0.31%	—	—
December 31, 2014	692	20.94	20.94	14,496	20.41%	20.41%	0.19%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
Legg Mason Partners Variable Equity Trust: (continued)
ClearBridge Dividend Strategy Portfolio
December 31, 2018	386	$10.68	$19.94	$7,558	-6.09%	-4.82%	1.72%	0.00%	1.30%
December 31, 2017	374	11.24	20.95	7,827	12.40%	19.17%	1.52%	0.00%	1.30%
December 31, 2016	362	15.50	17.58	6,357	13.47%	14.98%	2.29%	—	1.30%
December 31, 2015	140	13.66	15.29	2,146	-5.53%	-4.32%	2.34%	—	1.30%
December 31, 2014	221	14.46	15.98	3,529	12.18%	13.66%	2.21%	—	1.30%
ClearBridge Large Cap Growth Portfolio
December 31, 2018	681	11.41	27.37	17,748	-1.30%	0.00%	0.31%	0.00%	1.30%
December 31, 2017	592	11.43	27.37	16,127	14.30%	25.78%	0.26%	0.00%	1.30%
December 31, 2016	348	19.19	21.76	7,566	6.02%	7.40%	0.54%	—	1.30%
December 31, 2015	312	18.10	20.26	6,323	8.38%	9.81%	0.72%	—	1.30%
December 31, 2014	124	16.70	18.45	2,285	12.53%	13.96%	0.64%	—	1.30%
ClearBridge Small Cap Growth Portfolio
December 31, 2018	496	11.83	19.81	9,320	3.05%	3.18%	0.00%	0.00%	0.15%
December 31, 2017	181	11.48	19.20	3,459	14.80%	23.95%	0.00%	0.00%	0.15%
December 31, 2016	124	15.49	15.49	1,914	5.52%	5.52%	0.00%	—	—
December 31, 2015	134	14.68	14.68	1,968	-4.55%	-4.55%	0.00%	—	—
December 31, 2014	155	15.38	15.38	2,391	3.78%	3.78%	0.00%	—	—
QS Dynamic Multi-Strategy Portfolio
December 31, 2018	82	10.02	12.81	970	-7.39%	-7.24%	1.78%	0.00%	0.15%
December 31, 2017	62	10.82	13.81	848	8.20%	13.85%	1.27%	0.00%	0.15%
December 31, 2016	66	12.13	12.13	797	-0.49%	-0.49%	0.81%	—	—
December 31, 2015	133	12.19	12.19	1,625	-5.43%	-5.43%	0.76%	—	—
December 31, 2014	119	12.89	12.89	1,531	6.35%	6.35%	1.63%	—	—
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio
December 31, 2018	146	9.94	20.88	3,049	-4.05%	-3.91%	4.79%	0.00%	0.15%
December 31, 2017	286	10.36	21.73	6,216	3.60%	8.65%	4.36%	0.00%	0.15%
December 31, 2016	139	20.00	20.00	2,772	15.61%	15.61%	7.04%	—	—
December 31, 2015	97	17.30	17.30	1,676	-5.82%	-5.82%	4.09%	—	—
December 31, 2014	159	18.37	18.37	2,924	-1.18%	-1.18%	4.33%	—	—
Lord Abbett Series Fund, Inc.:
Bond Debenture Portfolio
December 31, 2018	1,018	10.08	19.03	19,119	-4.09%	-4.03%	3.63%	0.00%	0.15%
December 31, 2017	1,237	10.51	19.83	24,499	5.10%	9.20%	4.47%	0.00%	0.15%
December 31, 2016	1,040	18.16	18.16	18,918	12.17%	12.17%	4.00%	—	—
December 31, 2015	1,077	16.19	16.19	17,510	-1.52%	-1.52%	3.02%	—	—
December 31, 2014	1,195	16.44	16.44	19,645	4.31%	4.31%	4.00%	—	—
Calibrated Dividend Growth Portfolio
December 31, 2018	288	10.76	30.89	7,425	-5.91%	-4.66%	1.73%	0.00%	1.30%
December 31, 2017	262	11.31	32.83	7,319	13.10%	19.11%	1.80%	0.00%	1.30%
December 31, 2016	249	23.97	27.92	6,005	13.63%	15.13%	1.94%	—	1.30%
December 31, 2015	149	20.82	24.57	3,099	-3.38%	-2.16%	2.58%	—	1.30%
December 31, 2014	43	21.28	25.43	921	10.09%	11.59%	1.29%	—	1.30%
Classic Stock Portfolio
December 31, 2018	3	17.83	17.83	54	-7.76%	-7.76%	0.56%	0.00%	0.00%
December 31, 2017	5	19.33	19.33	88	16.80%	16.80%	0.86%	0.00%	0.00%
December 31, 2016	5	16.55	16.55	75	12.43%	12.43%	0.99%	—	—
December 31, 2015	5	14.72	14.72	77	-0.88%	-0.88%	0.46%	—	—
December 31, 2014	13	14.85	14.85	191	9.11%	9.11%	0.53%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
Lord Abbett Series Fund, Inc.: (continued)
Growth and Income Portfolio
December 31, 2018	107	$10.17	$30.95	$2,290	-9.32%	-8.16%	1.36%	0.00%	1.30%
December 31, 2017	115	11.09	34.13	2,675	10.90%	13.39%	0.61%	0.00%	1.30%
December 31, 2016	387	20.32	30.50	7,873	15.62%	17.12%	4.42%	—	1.30%
December 31, 2015	148	17.35	26.38	2,595	-4.11%	-2.86%	1.27%	—	1.30%
December 31, 2014	173	17.86	27.51	3,109	6.26%	7.66%	0.72%	—	1.30%
International Opportunities Portfolio
December 31, 2018	502	9.16	11.62	5,757	-23.79%	-23.65%	0.85%	0.00%	0.15%
December 31, 2017	612	12.02	15.22	9,305	20.20%	39.25%	1.46%	0.00%	0.15%
December 31, 2016	373	10.93	10.93	4,091	-4.29%	-4.29%	0.89%	—	—
December 31, 2015	547	11.42	11.42	6,252	11.09%	11.09%	1.08%	—	—
December 31, 2014	213	10.28	10.28	2,188	-5.77%	-5.77%	1.24%	—	—
MainStay VP Funds Trust:
MainStay VP MacKay Convertible Fund
December 31, 2018	399	10.31	10.34	4,119	-2.64%	-2.45%	1.39%	0.00%	0.15%
December 31, 2017	122	10.59	10.60	1,296	5.90%	6.00%	0.92%	0.00%	0.15%
Inception May 1, 2017	—	10.00	10.00	—
MFS Variable Insurance Trust:
Growth Series – Service
December 31, 2018	111	11.76	13.55	1,501	2.26%	2.34%	0.00%	0.00%	0.15%
December 31, 2017	58	11.50	13.24	768	15.00%	31.09%	0.00%	0.00%	0.15%
December 31, 2016	24	10.10	10.10	246	2.23%	2.23%	0.00%	—	—
December 31, 2015	—	9.88	9.88	—	-1.00%	-1.00%	0.00%	—	—
Inception July 31, 2015	—	9.98	9.98	—
Value Series – Service
December 31, 2018	163	9.99	11.48	1,869	-10.48%	-10.38%	1.22%	0.00%	0.15%
December 31, 2017	61	11.16	12.81	784	11.60%	17.42%	2.04%	0.00%	0.15%
December 31, 2016	26	10.91	10.91	278	13.76%	13.76%	2.54%	—	—
December 31, 2015	—	9.59	9.59	—	-3.81%	-3.81%	0.00%	—	—
Inception July 31, 2015	—	9.97	9.97	—
Nationwide Variable Insurance Trust:
Bond Index Fund
December 31, 2018	388	10.08	15.11	4,442	-0.79%	-0.26%	2.93%	0.00%	0.50%
December 31, 2017	360	10.16	15.15	4,211	1.60%	3.34%	2.19%	0.00%	0.50%
December 31, 2016	372	10.78	14.66	4,254	2.08%	2.37%	2.37%	—	0.35%
December 31, 2015	228	10.56	14.32	2,625	0.00%	0.35%	1.84%	—	0.35%
December 31, 2014	202	10.56	14.27	2,440	5.86%	5.92%	3.53%	—	0.35%
DFA NVIT Capital Appreciation Fund
December 31, 2018	69	10.01	10.04	689	-10.22%	-10.04%	3.16%	0.00%	0.15%
December 31, 2017	14	11.15	11.16	155	11.50%	11.60%	2.97%	0.00%	0.15%
Inception May 1, 2017	—	10.00	10.00	—
DFA NVIT Moderate Fund
December 31, 2018	151	10.05	10.07	1,525	-7.88%	-7.78%	1.67%	0.00%	0.15%
December 31, 2017	151	10.91	10.92	1,651	9.10%	9.20%	3.41%	0.00%	0.15%
Inception May 1, 2017	—	10.00	10.00	—
DoubleLine NVIT Total Return Tactical Fund
December 31, 2018	841	10.00	10.02	8,426	0.10%	0.30%	4.68%	0.25%	0.40%
December 31, 2017	69	9.99	9.99	694	-0.10%	-0.10%	0.73%	0.25%	0.40%
Inception November 3, 2017	—	10.00	10.00	—
International Index Fund
December 31, 2018	3,418	9.67	10.50	34,827	-14.04%	-13.65%	3.06%	0.00%	0.50%
December 31, 2017	2,545	11.25	12.16	30,210	12.50%	25.10%	3.72%	0.00%	0.50%
December 31, 2016	1,327	9.41	9.72	12,706	0.64%	1.04%	3.12%	—	0.35%
December 31, 2015	1,031	9.35	9.62	9,787	-1.06%	-0.72%	2.66%	—	0.35%
December 31, 2014	729	9.45	9.69	7,011	-5.74%	-5.69%	3.77%	—	0.35%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
Nationwide Variable Insurance Trust: (continued)
Mid Cap Index Fund
December 31, 2018	1,005	$9.71	$22.09	$14,311	-11.73%	-11.29%	1.56%	0.00%	0.50%
December 31, 2017	854	11.00	24.90	14,430	10.00%	15.98%	1.22%	0.00%	0.50%
December 31, 2016	800	12.81	21.47	12,565	20.06%	20.48%	1.69%	—	0.35%
December 31, 2015	486	10.67	17.82	7,085	-2.73%	-2.46%	1.33%	—	0.35%
December 31, 2014	357	10.97	18.27	5,899	9.59%	9.60%	1.32%	—	0.35%
Multi-Manager International Value
December 31, 2018	20	9.40	9.42	184	-17.25%	-17.15%	27.96%	0.00%	0.15%
December 31, 2017	—	11.36	11.37	95	13.60%	13.70%	4.76%	0.00%	0.15%
Inception May 1, 2017	—	10.00	10.00	—
Multi-Manager Mid Cap Value
December 31, 2018	171	9.40	9.42	1,612	-13.20%	-13.10%	3.05%	0.00%	0.15%
December 31, 2017	9	10.83	10.84	—	8.30%	8.40%	3.53%	0.00%	0.15%
Inception May 2, 2017	—	10.00	10.00	—
Nationwide Fund
December 31, 2018	4	9.96	9.97	42	-0.40%	-0.30%	2.06%	0.00%	0.15%
Inception May 1, 2018	—	10.00	10.00	—
Neuberger Berman AMT Sustainable Equity
December 31, 2018	29	10.44	10.47	303	-5.95%	-5.76%	0.52%	0.00%	0.15%
December 31, 2017	25	11.10	11.11	277	11.00%	11.10%	0.58%	0.00%	0.15%
Inception May 1, 2017	—	10.00	10.00	—
S&P 500 Index Fund
December 31, 2018	2,200	10.73	21.21	34,776	-5.04%	-4.55%	2.16%	0.00%	0.50%
December 31, 2017	1,597	11.30	22.22	26,707	13.00%	21.55%	2.11%	0.00%	0.50%
December 31, 2016	847	12.75	18.28	12,239	11.35%	11.80%	2.74%	—	0.35%
December 31, 2015	859	11.45	16.35	12,151	0.88%	1.24%	2.15%	—	0.35%
December 31, 2014	733	11.35	16.15	10,977	13.41%	13.50%	3.33%	—	0.35%
Small Cap Index Fund
December 31, 2018	1,722	9.71	19.23	22,566	-11.49%	-11.05%	1.51%	0.00%	0.50%
December 31, 2017	1,333	10.97	21.62	20,218	9.70%	14.57%	1.41%	0.00%	0.50%
December 31, 2016	814	12.04	18.87	11,317	20.76%	21.19%	1.46%	—	0.35%
December 31, 2015	671	9.97	15.57	8,363	-4.87%	-4.54%	1.37%	—	0.35%
December 31, 2014	457	10.48	16.31	6,570	4.89%	5.01%	1.28%	—	0.35%
Neuberger Berman Advisers Management Trust:
Large Cap Value Portfolio
December 31, 2018	86	10.97	23.84	1,953	-2.33%	-1.04%	0.91%	0.00%	1.30%
December 31, 2017	36	11.10	24.09	861	11.00%	13.36%	0.28%	0.00%	1.30%
December 31, 2016	286	19.59	21.25	6,077	25.74%	27.32%	0.36%	—	1.30%
December 31, 2015	80	15.58	16.69	1,333	-12.96%	-11.79%	0.62%	—	1.30%
December 31, 2014	82	17.90	18.92	1,556	8.48%	9.87%	0.83%	—	1.30%
Mid Cap Growth Portfolio
December 31, 2018	62	10.71	32.84	2,033	-7.65%	-6.41%	0.00%	0.00%	1.30%
December 31, 2017	85	11.46	35.09	2,982	14.60%	25.28%	0.00%	0.00%	1.30%
December 31, 2016	65	19.55	28.01	1,815	3.06%	4.40%	0.00%	—	1.30%
December 31, 2015	158	18.97	26.83	4,232	-0.05%	1.28%	0.00%	—	1.30%
December 31, 2014	104	18.98	26.49	2,757	6.21%	7.60%	0.00%	—	1.30%
Mid Cap Intrinsic Value Portfolio
December 31, 2018	176	9.21	30.03	4,136	-16.37%	-15.27%	0.70%	0.00%	1.30%
December 31, 2017	198	10.89	35.91	5,571	8.90%	16.75%	0.93%	0.00%	1.30%
December 31, 2016	202	24.12	31.16	4,873	14.64%	16.18%	0.58%	—	1.30%
December 31, 2015	216	20.76	27.18	4,487	-9.52%	-8.34%	1.30%	—	1.30%
December 31, 2014	52	22.65	30.04	1,188	12.38%	13.82%	1.13%	—	1.30%
Short Duration Bond Portfolio
December 31, 2018	425	10.11	12.61	5,314	-0.32%	1.05%	1.59%	0.00%	1.30%
December 31, 2017	355	10.02	12.65	4,400	-0.39%	0.90%	1.54%	0.00%	1.30%
December 31, 2016	341	12.29	12.70	4,186	-0.08%	1.24%	1.09%	—	1.30%
December 31, 2015	471	12.14	12.71	5,725	-1.09%	0.17%	1.83%	—	1.30%
December 31, 2014	327	12.12	12.85	3,967	-0.70%	0.58%	1.79%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
Neuberger Berman Advisers Management Trust: (continued)
Sustainable Equity Portfolio
December 31, 2018	37	$24.02	$26.80	$982	-6.97%	-5.73%	0.43%	0.00%	1.30%
December 31, 2017	52	25.82	28.43	1,484	16.94%	18.41%	0.40%	0.00%	1.30%
December 31, 2016	71	22.08	24.01	1,704	8.45%	9.89%	0.63%	—	1.30%
December 31, 2015	89	20.36	21.85	1,953	-1.78%	-0.46%	0.64%	—	1.30%
December 31, 2014	172	20.73	21.95	3,771	8.99%	10.36%	0.37%	—	1.30%
US Equity Index PutWrite Strategy Portfolio
December 31, 2018	87	9.15	9.83	793	-7.00%	-6.82%	0.00%	0.00%	0.15%
December 31, 2017	86	9.82	10.57	849	5.70%	6.74%	0.00%	0.00%	0.15%
December 31, 2016	112	9.20	9.20	1,028	-0.65%	-0.65%	0.00%	—	0.00%
December 31, 2015	70	9.26	9.26	649	-7.58%	-7.58%	0.00%	—	0.00%
Inception May 1, 2015		10.02	10.02
Northern Lights Variable Trust:
7Twelve Balanced Portfolio – Class 3
December 31, 2018	120	9.78	10.04	1,208	-8.60%	-8.48%	0.98%	0.00%	0.15%
December 31, 2017	108	10.70	10.97	1,180	7.00%	10.58%	0.50%	0.00%	0.15%
December 31, 2016	45	9.92	9.92	447	9.37%	9.37%	0.60%	—	—
December 31, 2015	36	9.07	9.07	331	-9.57%	-9.57%	1.62%	—	—
Inception May 1, 2015	—	10.03	10.03	—
7Twelve Balanced Portfolio – Class 4
December 31, 2018	1	10.51	10.51	10	-8.61%	-8.61%	0.06%	0.00%	0.00%
December 31, 2017	10	11.50	11.50	115	10.36%	10.36%	0.35%	0.00%	0.00%
December 31, 2016	10	10.42	10.42	104	9.22%	9.22%	0.12%	—	—
December 31, 2015	22	9.54	9.54	211	-7.38%	-7.38%	0.27%	—	—
December 31, 2014	71	10.30	10.30	727	-0.29%	-0.29%	0.33%	—	—
BTS Tactical Fixed Income Portfolio
December 31, 2018	915	9.42	10.57	9,671	-6.18%	-6.13%	2.58%	0.00%	0.15%
December 31, 2017	1,282	10.04	11.26	14,427	0.40%	2.93%	2.55%	0.00%	0.15%
December 31, 2016	796	10.94	10.94	8,712	13.13%	13.13%	0.02%	—	—
December 31, 2015	7	9.67	9.67	63	-3.30%	-3.30%	2.45%	—	—
December 31, 2014	—	10.00	10.00	—
Power Dividend Index Portfolio
December 31, 2018	427	10.04	15.31	6,418	-9.18%	-8.05%	1.80%	0.00%	1.30%
December 31, 2017	367	10.93	16.65	6,035	9.30%	10.93%	1.50%	0.00%	1.30%
December 31, 2016	49	13.24	15.01	736	-0.60%	0.67%	0.98%	—	1.30%
December 31, 2015	65	13.32	14.91	963	-5.20%	-3.93%	2.18%	—	1.30%
December 31, 2014	53	14.05	15.52	825	5.56%	6.89%	2.00%	—	1.30%
Power Income Portfolio
December 31, 2018	324	9.71	10.68	3,424	-3.48%	-3.26%	3.16%	0.00%	0.15%
December 31, 2017	128	10.06	11.04	1,388	0.60%	2.13%	0.95%	0.00%	0.15%
December 31, 2016	120	10.81	10.81	1,299	4.34%	4.34%	0.00%	—	—
December 31, 2015	311	10.36	10.36	3,221	-2.54%	-2.54%	3.48%	—	—
December 31, 2014	185	10.63	10.63	1,964	-1.02%	-1.02%	2.66%	—	—
Power Momentum Portfolio
December 31, 2018	322	10.98	18.82	5,357	-3.92%	-2.64%	0.48%	0.00%	1.30%
December 31, 2017	106	11.30	19.33	2,007	13.00%	20.89%	1.55%	0.00%	1.30%
December 31, 2016	76	14.10	15.99	1,195	4.06%	5.41%	0.29%	—	1.30%
December 31, 2015	137	13.55	15.17	2,059	-2.38%	-1.04%	0.62%	—	1.30%
December 31, 2014	145	13.88	15.33	2,204	6.69%	8.03%	0.39%	—	1.30%
Probabilities Fund
December 31, 2018	817	9.07	10.35	8,454	-15.63%	-15.51%	0.00%	0.00%	0.15%
December 31, 2017	1,369	10.75	12.25	16,763	7.50%	15.68%	0.00%	0.00%	0.15%
December 31, 2016	1,508	10.59	10.59	15,978	2.32%	2.32%	0.00%	—	—
December 31, 2015	2,492	10.35	10.35	25,801	-5.48%	-5.48%	0.00%	—	—
December 31, 2014	3,051	10.95	10.95	33,407	4.89%	4.89%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
Northern Lights Variable Trust: (continued)
TOPS Aggressive Growth ETF- Class 1
December 31, 2018	6	$10.15	$15.42	$90	-9.78%	-9.56%	1.08%	0.00%	0.25%
December 31, 2017	6	11.25	17.05	100	12.50%	20.67%	1.33%	0.00%	0.25%
December 31, 2016	6	11.52	14.13	87	13.27%	13.40%	1.16%	—	0.10%
December 31, 2015	6	10.17	12.46	77	-3.60%	-3.49%	1.12%	—	0.10%
December 31, 2014	6	10.55	12.91	83	5.08%	5.13%	1.05%	—	0.10%
TOPS Balanced ETF- Class 1
December 31, 2018	29	10.08	13.53	360	-5.62%	-5.38%	1.96%	0.00%	0.25%
December 31, 2017	11	10.68	14.30	163	6.80%	11.20%	1.57%	0.00%	0.25%
December 31, 2016	13	11.06	12.86	172	8.11%	8.25%	1.01%	—	0.10%
December 31, 2015	2	10.23	11.88	22	-2.48%	-2.38%	1.47%	—	0.10%
December 31, 2014	2	10.49	12.17	23	4.73%	4.80%	2.99%	—	0.10%
TOPS Conservative ETF- Class 1
December 31, 2018	2	10.14	12.69	25	-2.69%	-2.46%	0.21%	0.00%	0.25%
December 31, 2017	24	10.42	13.01	282	4.20%	7.08%	0.89%	0.00%	0.25%
December 31, 2016	24	10.66	12.15	264	6.07%	6.21%	1.16%	—	0.10%
December 31, 2015	24	10.05	11.44	251	-1.86%	-1.80%	2.10%	—	0.10%
December 31, 2014	5	10.24	11.65	64	2.30%	2.37%	0.34%	—	0.10%
TOPS Conservative ETF- Class 2
December 31, 2018	47	10.11	12.46	586	-2.79%	-2.66%	1.27%	0.00%	0.15%
December 31, 2017	38	10.40	12.80	475	4.00%	6.84%	0.73%	0.00%	0.15%
December 31, 2016	24	11.98	11.98	288	5.83%	5.83%	0.33%	—	—
December 31, 2015	161	11.32	11.32	1,819	-2.08%	-2.08%	1.30%	—	—
December 31, 2014	165	11.56	11.56	1,911	2.12%	2.12%	0.53%	—	—
TOPS Growth ETF- Class 1
December 31, 2018	112	10.13	16.02	1,791	-8.82%	-8.56%	1.33%	0.00%	0.25%
December 31, 2017	106	11.11	17.52	1,864	11.10%	18.22%	1.45%	0.00%	0.25%
December 31, 2016	146	11.24	14.82	2,073	12.51%	12.61%	1.36%	—	0.10%
December 31, 2015	146	9.99	13.16	1,832	-4.22%	-4.08%	1.40%	—	0.10%
December 31, 2014	63	10.43	13.72	859	3.94%	3.99%	1.40%	—	0.10%
TOPS Growth ETF- Class 2
December 31, 2018	3	15.64	15.64	54	-8.80%	-8.80%	1.19%	0.00%	0.00%
December 31, 2017	4	17.15	17.15	62	17.95%	17.95%	1.31%	0.00%	0.00%
December 31, 2016	4	14.54	14.54	54	12.36%	12.36%	1.25%	—	—
December 31, 2015	4	12.94	12.94	51	-4.36%	-4.36%	1.35%	—	—
December 31, 2014	5	13.53	13.53	63	3.68%	3.68%	1.18%	—	—
TOPS Managed Risk Balanced ETF- Class 1
December 31, 2018	19	10.01	13.05	246	-6.10%	-5.78%	1.75%	0.00%	0.25%
December 31, 2017	30	10.66	13.85	411	6.60%	10.89%	1.57%	0.00%	0.25%
December 31, 2016	43	10.53	12.49	511	6.26%	6.39%	1.60%	—	0.10%
December 31, 2015	81	9.91	11.74	909	-4.25%	-4.16%	0.58%	—	0.10%
December 31, 2014	435	10.35	12.25	5,249	3.29%	3.38%	1.13%	—	0.10%
TOPS Managed Risk Balanced ETF- Class 2
December 31, 2018	52	9.98	12.81	653	-6.20%	-6.09%	0.74%	0.00%	0.15%
December 31, 2017	164	10.64	13.64	2,234	6.40%	10.62%	1.56%	0.00%	0.15%
December 31, 2016	175	12.33	12.33	2,153	6.20%	6.20%	1.24%	—	—
December 31, 2015	180	11.61	11.61	2,094	-4.44%	-4.44%	1.33%	—	—
December 31, 2014	132	12.15	12.15	1,607	3.05%	3.05%	0.56%	—	—
TOPS Managed Risk Growth ETF- Class 1
December 31, 2018	2,280	10.13	12.46	27,010	-8.74%	-8.52%	1.77%	0.00%	0.25%
December 31, 2017	2,422	11.10	13.62	31,421	11.00%	17.92%	1.85%	0.00%	0.25%
December 31, 2016	2,540	9.81	11.55	28,010	5.83%	5.87%	1.92%	—	0.10%
December 31, 2015	3,069	9.27	10.91	32,034	-8.94%	-8.78%	1.69%	—	0.10%
December 31, 2014	3,379	10.18	11.96	39,045	1.44%	1.50%	1.04%	—	0.10%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
Northern Lights Variable Trust: (continued)
TOPS Managed Risk Growth ETF – Class 2
December 31, 2018	30	$10.10	$12.23	$361	-8.84%	-8.73%	1.53%	0.00%	0.15%
December 31, 2017	35	11.08	13.40	459	10.80%	17.65%	1.56%	0.00%	0.15%
December 31, 2016	31	11.39	11.39	350	5.56%	5.56%	2.29%	—	—
December 31, 2015	16	10.79	10.79	173	-9.10%	-9.10%	1.62%	—	—
December 31, 2014	10	11.87	11.87	120	1.28%	1.28%	1.00%	—	—
TOPS Managed Risk Moderate Growth ETF – Class 1
December 31, 2018	75	10.08	13.50	1,015	-7.27%	-7.02%	1.54%	0.00%	0.25%
December 31, 2017	124	10.87	14.52	1,796	8.70%	14.15%	1.87%	0.00%	0.25%
December 31, 2016	127	10.32	12.72	1,618	6.39%	6.53%	1.50%	—	0.10%
December 31, 2015	249	9.70	11.94	2,946	-6.19%	-6.13%	1.31%	—	0.10%
December 31, 2014	497	10.34	12.72	6,288	3.16%	3.19%	1.11%	—	0.10%
TOPS Managed Risk Moderate Growth ETF – Class 2
December 31, 2018	53	10.06	13.27	699	-7.28%	-7.20%	1.62%	0.00%	0.15%
December 31, 2017	55	10.85	14.30	789	8.50%	13.85%	1.63%	0.00%	0.15%
December 31, 2016	60	12.56	12.56	758	6.26%	6.26%	1.38%	—	—
December 31, 2015	126	11.82	11.82	1,492	-6.34%	-6.34%	1.35%	—	—
December 31, 2014	103	12.62	12.62	1,303	2.85%	2.85%	0.96%	—	—
TOPS Moderate Growth ETF – Class 1
December 31, 2018	116	10.14	14.09	1,591	-6.89%	-6.56%	1.26%	0.00%	0.25%
December 31, 2017	131	10.89	15.08	1,940	8.90%	14.42%	1.38%	0.00%	0.25%
December 31, 2016	145	11.15	13.18	1,884	10.72%	10.76%	0.70%	—	0.10%
December 31, 2015	139	10.07	11.90	1,604	-3.27%	-3.09%	0.00%	—	0.10%
December 31, 2014	12	10.41	12.28	129	3.80%	3.89%	0.21%	—	0.10%
TOPS Moderate Growth ETF – Class 2
December 31, 2018	3	13.80	13.80	36	-6.88%	-6.88%	1.28%	0.00%	0.00%
December 31, 2017	3	14.82	14.82	38	14.09%	14.09%	1.25%	0.00%	0.00%
December 31, 2016	3	12.99	12.99	34	10.55%	10.55%	0.61%	—	—
December 31, 2015	3	11.75	11.75	32	-3.45%	-3.45%	1.65%	—	—
December 31, 2014	3	12.17	12.17	33	3.49%	3.49%	2.15%	—	—
Oppenheimer Variable Account Funds:
Conservative Balanced Fund
December 31, 2018	8	14.96	14.96	114	-5.56%	-5.56%	1.74%	0.00%	0.00%
December 31, 2017	8	15.84	15.84	131	8.94%	8.94%	1.72%	0.00%	0.00%
December 31, 2016	8	14.54	14.54	121	4.98%	4.98%	2.13%	—	—
December 31, 2015	8	13.85	13.85	115	0.58%	0.58%	1.92%	—	—
December 31, 2014	9	13.77	13.77	129	8.00%	8.00%	1.82%	—	—
Global Fund
December 31, 2018	652	10.20	19.27	12,109	-13.49%	-13.39%	0.74%	0.00%	0.15%
December 31, 2017	681	11.79	22.25	14,949	17.90%	36.34%	0.78%	0.00%	0.15%
December 31, 2016	585	16.32	16.32	9,550	-0.18%	-0.18%	0.75%	—	—
December 31, 2015	518	16.35	16.35	8,471	3.68%	3.68%	1.13%	—	—
December 31, 2014	296	15.77	15.77	4,667	2.07%	2.07%	0.89%	—	—
Global Multi-Alternatives Fund
December 31, 2018	118	9.60	9.62	1,133	-3.42%	-3.32%	0.15%	0.00%	0.15%
December 31, 2017	75	9.94	9.95	748	-0.60%	0.20%	0.72%	0.00%	0.15%
December 31, 2016	46	9.93	9.93	456	3.44%	3.44%	2.16%	—	—
December 31, 2015	24	9.60	9.60	231	-3.71%	-3.71%	0.19%	—	—
December 31, 2014	4	9.97	9.97	38	-0.20%	-0.20%	1.43%	—	—
Global Strategic Income Fund
December 31, 2018	184	9.81	12.16	2,238	-4.66%	-4.55%	4.83%	0.00%	0.15%
December 31, 2017	181	10.29	12.74	2,299	2.90%	5.99%	1.63%	0.00%	0.15%
December 31, 2016	154	12.02	12.02	1,851	6.28%	6.28%	4.29%	—	—
December 31, 2015	124	11.31	11.31	1,406	-2.50%	-2.50%	5.63%	—	—
December 31, 2014	115	11.60	11.60	1,335	2.56%	2.56%	3.87%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
Oppenheimer Variable Account Funds: (continued)
International Growth Fund
December 31, 2018	982	$9.02	$14.66	$14,341	-19.68%	-19.54%	0.59%	0.00%	0.15%
December 31, 2017	1,035	11.23	18.22	18,860	12.30%	26.44%	1.12%	0.00%	0.15%
December 31, 2016	892	14.41	14.41	12,848	-2.70%	-2.70%	0.89%	—	—
December 31, 2015	801	14.81	14.81	11,865	3.13%	3.13%	0.89%	—	—
December 31, 2014	618	14.36	14.36	8,871	-7.18%	-7.18%	0.98%	—	—
Main Street® Fund
December 31, 2018	144	9.97	21.78	2,862	-8.20%	-8.10%	0.83%	0.00%	0.15%
December 31, 2017	371	10.86	23.70	8,768	8.60%	16.63%	0.48%	0.00%	0.15%
December 31, 2016	150	20.32	20.32	3,049	11.28%	11.28%	0.67%	—	—
December 31, 2015	153	18.26	18.26	2,795	3.11%	3.11%	0.58%	—	—
December 31, 2014	98	17.71	17.71	1,732	10.41%	10.41%	0.62%	—	—
Total Return Bond Fund
December 31, 2018	171	10.10	12.68	2,165	-1.46%	-1.25%	3.49%	0.00%	0.15%
December 31, 2017	237	10.25	12.84	3,041	2.50%	4.31%	2.04%	0.00%	0.15%
December 31, 2016	140	12.31	12.31	1,730	3.10%	3.10%	4.63%	—	—
December 31, 2015	342	11.94	11.94	4,082	0.67%	0.67%	3.65%	—	—
December 31, 2014	161	11.86	11.86	1,914	6.94%	6.94%	6.13%	—	—
PIMCO Variable Insurance Trust:
All Asset Portfolio
December 31, 2018	670	10.18	17.12	11,289	-5.57%	-5.41%	3.22%	0.00%	0.15%
December 31, 2017	657	10.78	18.10	11,895	7.80%	13.55%	4.90%	0.00%	0.15%
December 31, 2016	661	15.94	15.94	10,533	12.89%	12.89%	2.42%	—	—
December 31, 2015	1,333	14.12	14.12	18,816	-8.96%	-8.96%	3.03%	—	—
December 31, 2014	1,917	15.51	15.51	29,729	0.45%	0.45%	5.00%	—	—
All Asset All Authority Portfolio – Administrative
December 31, 2018	333	9.75	9.89	3,253	-6.70%	-6.61%	3.25%	0.00%	0.15%
December 31, 2017	456	10.44	10.60	4,766	6.00%	11.06%	5.70%	0.00%	0.15%
December 31, 2016	209	9.40	9.40	1,967	13.66%	13.66%	3.00%	—	—
December 31, 2015	256	8.27	8.27	2,112	-12.30%	-12.30%	2.26%	—	—
December 31, 2014	478	9.43	9.43	4,507	-5.79%	-5.79%	6.92%	—	—
Inception May 1, 2014		10.01	10.01
All Asset All Authority Portfolio – Institutional
December 31, 2018	52	9.68	9.92	505	-6.42%	-6.29%	3.52%	0.00%	0.15%
December 31, 2017	52	10.33	10.60	539	6.00%	11.19%	4.33%	0.00%	0.15%
December 31, 2016	85	9.29	9.29	794	13.71%	13.71%	3.32%	—	—
December 31, 2015	84	8.17	8.17	689	-12.15%	-12.15%	3.20%	—	—
December 31, 2014	52	9.30	9.30	486	-6.81%	-6.81%	4.11%	—	—
Inception September 11, 2014		9.98	9.98
CommodityRealReturn Strategy Portfolio
December 31, 2018	1,555	5.97	9.03	9,280	-14.33%	-14.10%	2.11%	0.00%	0.15%
December 31, 2017	1,689	6.95	10.54	11,734	2.21%	5.40%	11.03%	0.00%	0.15%
December 31, 2016	1,594	6.80	6.80	10,845	15.06%	15.06%	1.13%	—	—
December 31, 2015	1,313	5.91	5.91	7,752	-25.66%	-25.66%	4.42%	—	—
December 31, 2014	1,451	7.95	7.95	11,532	-18.46%	-18.46%	0.36%	—	—
Dynamic Bond Portfolio
December 31, 2018	1,069	10.33	11.89	12,689	0.88%	1.02%	2.86%	0.00%	0.15%
December 31, 2017	1,004	10.24	11.77	11,815	2.40%	5.09%	1.72%	0.00%	0.15%
December 31, 2016	912	11.20	11.20	10,214	4.67%	4.67%	1.75%	—	—
December 31, 2015	1,006	10.70	10.70	10,765	-1.65%	-1.65%	3.35%	—	—
December 31, 2014	1,178	10.88	10.88	12,819	3.03%	3.03%	1.05%	—	—
Emerging Markets Bond Portfolio
December 31, 2018	1,146	9.87	19.67	22,188	-4.91%	-4.75%	4.14%	0.00%	0.15%
December 31, 2017	1,138	10.38	20.65	23,401	3.80%	9.90%	5.08%	0.00%	0.15%
December 31, 2016	971	18.79	18.79	18,252	13.33%	13.33%	5.24%	—	—
December 31, 2015	836	16.58	16.58	13,879	-2.30%	-2.30%	5.28%	—	—
December 31, 2014	803	16.97	16.97	13,635	1.56%	1.56%	5.24%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
PIMCO Variable Insurance Trust: (continued)
Global Bond Opportunities Unhedged Portfolio
December 31, 2018	176	$10.04	$16.28	$2,860	-4.29%	-4.24%	6.39%	0.00%	0.15%
December 31, 2017	148	10.49	17.00	2,512	4.90%	8.63%	2.14%	0.00%	0.15%
December 31, 2016	139	15.65	15.65	2,182	4.06%	4.06%	1.55%	—	—
December 31, 2015	129	15.04	15.04	1,938	-4.02%	-4.02%	1.75%	—	—
December 31, 2014	196	15.67	15.67	3,074	2.28%	2.28%	2.49%	—	—
Global Core Bond (Hedged) Portfolio
December 31, 2018	74	10.35	10.80	794	0.88%	1.12%	1.69%	0.00%	0.15%
December 31, 2017	33	10.26	10.68	347	2.60%	4.20%	1.44%	0.00%	0.15%
December 31, 2016	25	10.25	10.25	258	6.88%	6.88%	1.63%	—	—
December 31, 2015	22	9.59	9.59	206	-5.05%	-5.05%	1.86%	—	—
December 31, 2014	73	10.10	10.10	732	-1.56%	-1.56%	1.93%	—	—
Global Diversified Allocation Portfolio
December 31, 2018	1	13.22	13.22	9	-8.95%	-8.95%	1.92%	0.00%	0.00%
December 31, 2017	1	14.52	14.52	11	16.91%	16.91%	2.97%	0.00%	0.00%
December 31, 2016	1	12.42	12.42	9	7.81%	7.81%	1.00%	—	—
December 31, 2015	5	11.52	11.52	57	-5.57%	-5.57%	2.13%	—	—
December 31, 2014	10	12.20	12.20	126	5.81%	5.81%	3.36%	—	—
Global Multi-Asset Portfolio
December 31, 2018	156	10.18	11.81	1,843	-5.57%	-5.44%	1.85%	0.00%	0.15%
December 31, 2017	87	10.78	12.49	1,092	7.80%	14.06%	2.15%	0.00%	0.15%
December 31, 2016	82	10.95	10.95	894	4.09%	4.09%	2.47%	—	—
December 31, 2015	94	10.52	10.52	989	-0.19%	-0.19%	1.59%	—	—
December 31, 2014	84	10.54	10.54	890	4.77%	4.77%	1.78%	—	—
High Yield Portfolio
December 31, 2018	1,094	10.02	20.01	21,723	-2.72%	-2.68%	5.11%	0.00%	0.15%
December 31, 2017	1,471	10.30	20.56	29,814	3.00%	6.64%	4.89%	0.00%	0.15%
December 31, 2016	1,680	19.28	19.28	32,404	12.42%	12.42%	5.17%	—	—
December 31, 2015	1,273	17.15	17.15	21,833	-1.66%	-1.66%	5.26%	—	—
December 31, 2014	1,094	17.44	17.44	19,092	3.38%	3.38%	5.28%	—	—
Income Portfolio
December 31, 2018	7,532	10.49	11.45	86,105	0.19%	0.44%	3.20%	0.00%	0.15%
December 31, 2017	7,015	10.47	11.40	79,925	4.70%	8.06%	2.59%	0.00%	0.15%
December 31, 2016	1,671	10.55	10.55	17,627	5.50%	5.50%	4.27%	—	—
Inception May 1, 2016	—	10.00	10.00	—
International Bond Unhedged Portfolio
December 31, 2018	396	10.20	13.62	5,400	-4.14%	-3.95%	4.72%	0.00%	0.15%
December 31, 2017	357	10.64	14.18	5,064	6.40%	10.78%	1.52%	0.00%	0.15%
December 31, 2016	357	12.80	12.80	4,571	3.06%	3.06%	1.23%	—	—
December 31, 2015	380	12.42	12.42	4,723	-7.11%	-7.11%	1.52%	—	—
December 31, 2014	401	13.37	13.37	5,361	0.45%	0.45%	2.07%	—	—
International Bond US Dollar-Hedged Portfolio
December 31, 2018	1,993	10.38	19.41	38,042	1.96%	2.10%	1.32%	0.00%	0.15%
December 31, 2017	1,941	10.18	19.01	36,630	1.80%	2.76%	5.98%	0.00%	0.15%
December 31, 2016	1,236	18.50	18.50	22,876	6.51%	6.51%	1.41%	—	—
December 31, 2015	1,525	17.37	17.37	26,495	0.29%	0.29%	3.48%	—	—
December 31, 2014	1,621	17.32	17.32	28,090	11.17%	11.17%	1.79%	—	—
Long-Term US Government Portfolio
December 31, 2018	553	10.33	20.78	11,116	-2.46%	-2.40%	2.40%	0.00%	0.15%
December 31, 2017	296	10.59	21.29	6,246	5.90%	8.96%	2.17%	0.00%	0.15%
December 31, 2016	216	19.54	19.54	4,223	0.67%	0.67%	1.96%	—	—
December 31, 2015	245	19.41	19.41	4,762	-1.37%	-1.37%	2.02%	—	—
December 31, 2014	305	19.68	19.68	6,005	24.01%	24.01%	2.20%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
PIMCO Variable Insurance Trust: (continued)
Low Duration Portfolio
December 31, 2018	2,618	$10.09	$14.30	$37,294	0.20%	0.35%	1.94%	0.00%	0.15%
December 31, 2017	2,119	10.07	14.25	30,147	0.70%	1.35%	1.34%	0.00%	0.15%
December 31, 2016	2,300	14.06	14.06	32,443	1.37%	1.37%	1.49%	—	—
December 31, 2015	2,296	13.87	13.87	31,840	0.36%	0.36%	3.51%	—	—
December 31, 2014	2,033	13.82	13.82	28,108	0.80%	0.80%	1.13%	—	—
Real Return Portfolio
December 31, 2018	1,821	9.92	15.75	28,483	-3.53%	-2.23%	2.49%	0.00%	1.30%
December 31, 2017	1,662	10.16	16.11	26,705	1.60%	3.67%	2.38%	0.00%	1.30%
December 31, 2016	1,270	15.23	15.54	19,740	3.82%	5.21%	2.30%	—	1.30%
December 31, 2015	1,187	14.67	14.77	17,537	-3.99%	-2.70%	3.85%	—	1.30%
December 31, 2014	1,247	15.18	15.28	18,951	1.80%	3.05%	1.37%	—	1.30%
Short-Term Portfolio
December 31, 2018	4,811	10.29	13.70	65,667	0.17%	1.56%	2.23%	0.00%	1.30%
December 31, 2017	1,825	10.15	13.49	24,603	1.14%	2.35%	1.71%	0.00%	1.30%
December 31, 2016	1,476	11.37	13.18	19,446	0.98%	2.41%	1.56%	—	1.30%
December 31, 2015	1,862	11.26	12.87	23,961	-0.18%	1.10%	1.00%	—	1.30%
December 31, 2014	1,211	11.28	12.73	15,415	-0.62%	0.71%	0.70%	—	1.30%
Total Return Portfolio
December 31, 2018	6,549	10.20	18.46	120,038	-1.87%	-0.54%	2.55%	0.00%	1.30%
December 31, 2017	6,206	10.27	18.56	115,098	2.70%	4.92%	2.02%	0.00%	1.30%
December 31, 2016	5,635	16.04	17.69	99,907	1.39%	2.67%	2.08%	—	1.30%
December 31, 2015	5,525	15.82	17.23	95,224	-0.88%	0.47%	5.11%	—	1.30%
December 31, 2014	4,763	15.96	17.15	81,701	2.97%	4.26%	2.12%	—	1.30%
ProFunds VP:
Access VP High Yield Fund
December 31, 2018	26	10.10	16.51	430	-0.79%	-0.60%	2.59%	0.00%	0.15%
December 31, 2017	49	10.18	16.61	800	1.80%	4.79%	2.32%	0.00%	0.15%
December 31, 2016	68	15.85	15.85	1,072	9.01%	9.01%	2.99%	—	—
December 31, 2015	65	14.54	14.54	944	0.14%	0.14%	1.71%	—	—
December 31, 2014	204	14.52	14.52	2,967	2.33%	2.33%	3.81%	—	—
Asia 30 Fund
December 31, 2018	64	9.49	10.63	680	-18.68%	-18.61%	0.46%	0.00%	0.15%
December 31, 2017	144	11.67	13.06	1,884	16.70%	32.86%	0.00%	0.00%	0.15%
December 31, 2016	65	9.83	9.83	647	0.61%	0.61%	1.10%	—	—
December 31, 2015	252	9.77	9.77	2,463	-9.37%	-9.37%	0.27%	—	—
December 31, 2014	26	10.78	10.78	285	-1.55%	-1.55%	0.04%	—	—
Banks Fund
December 31, 2018	53	9.59	18.96	962	-18.03%	-17.92%	0.38%	0.00%	0.15%
December 31, 2017	152	11.70	23.10	3,473	17.00%	17.92%	0.30%	0.00%	0.15%
December 31, 2016	88	19.59	19.59	1,730	23.21%	23.21%	0.22%	—	—
December 31, 2015	76	15.90	15.90	1,207	-0.38%	-0.38%	0.19%	—	—
December 31, 2014	148	15.96	15.96	2,361	10.37%	10.37%	0.11%	—	—
Basic Materials Fund
December 31, 2018	39	9.42	13.75	537	-17.80%	-17.66%	0.35%	0.00%	0.15%
December 31, 2017	140	11.46	16.70	2,332	14.60%	22.97%	0.49%	0.00%	0.15%
December 31, 2016	89	13.58	13.58	1,205	18.50%	18.50%	0.74%	—	—
December 31, 2015	54	11.46	11.46	619	-13.96%	-13.96%	0.55%	—	—
December 31, 2014	34	13.32	13.32	459	1.76%	1.76%	0.74%	—	—
Bear Fund
December 31, 2018	238	3.02	9.15	753	3.86%	4.14%	0.00%	0.00%	0.15%
December 31, 2017	254	2.90	8.81	735	-18.08%	-11.90%	0.00%	0.00%	0.15%
December 31, 2016	168	3.54	3.54	593	-13.02%	-13.02%	0.00%	—	—
December 31, 2015	124	4.07	4.07	506	-4.91%	-4.91%	0.00%	—	—
December 31, 2014	45	4.28	4.28	193	-14.23%	-14.23%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
ProFunds VP: (continued)
Biotechnology Fund
December 31, 2018	37	$10.36	$32.81	$1,125	-6.92%	-6.76%	0.00%	0.00%	0.15%
December 31, 2017	57	11.13	35.19	1,975	11.30%	22.57%	0.00%	0.00%	0.15%
December 31, 2016	33	28.71	28.71	948	-15.48%	-15.48%	0.00%	—	—
December 31, 2015	90	33.97	33.97	3,063	3.28%	3.28%	0.00%	—	—
December 31, 2014	118	32.89	32.89	3,888	29.74%	29.74%	0.00%	—	—
Bull Fund
December 31, 2018	494	10.48	21.34	10,528	-6.34%	-6.16%	0.00%	0.00%	0.15%
December 31, 2017	917	11.19	22.74	20,859	11.90%	19.37%	0.00%	0.00%	0.15%
December 31, 2016	639	19.05	19.05	12,166	9.67%	9.67%	0.00%	—	—
December 31, 2015	947	17.37	17.37	16,456	-0.46%	-0.46%	0.00%	—	—
December 31, 2014	1,183	17.45	17.45	20,641	11.43%	11.43%	0.00%	—	—
Consumer Goods Fund
December 31, 2018	31	9.13	19.62	616	-14.91%	-14.81%	0.40%	0.00%	0.15%
December 31, 2017	234	10.73	23.03	5,385	7.30%	15.09%	0.62%	0.00%	0.15%
December 31, 2016	60	20.01	20.01	1,199	3.52%	3.52%	1.28%	—	—
December 31, 2015	109	19.33	19.33	2,109	4.15%	4.15%	0.66%	—	—
December 31, 2014	119	18.56	18.56	2,214	10.21%	10.21%	0.96%	—	—
Consumer Services Fund
December 31, 2018	61	10.86	27.34	1,655	0.46%	0.63%	0.00%	0.00%	0.15%
December 31, 2017	104	10.81	27.17	2,805	8.10%	18.39%	0.00%	0.00%	0.15%
December 31, 2016	59	22.95	22.95	1,364	4.18%	4.18%	0.00%	—	—
December 31, 2015	84	22.03	22.03	1,849	4.71%	4.71%	0.00%	—	—
December 31, 2014	195	21.04	21.04	4,094	12.45%	12.45%	0.00%	—	—
Emerging Markets Fund
December 31, 2018	149	8.88	9.85	1,320	-15.38%	-15.27%	0.24%	0.00%	0.15%
December 31, 2017	340	10.48	11.64	3,561	16.40%	33.33%	0.04%	0.00%	0.15%
December 31, 2016	125	7.86	7.86	986	11.02%	11.02%	0.36%	—	—
December 31, 2015	35	7.08	7.08	249	-17.39%	-17.39%	4.10%	—	—
December 31, 2014	75	8.57	8.57	646	-3.49%	-3.49%	0.20%	—	—
Europe 30 Fund
December 31, 2018	46	9.36	12.43	566	-14.21%	-14.16%	1.35%	0.00%	0.15%
December 31, 2017	409	10.91	14.48	5,924	9.10%	19.77%	2.73%	0.00%	0.15%
December 31, 2016	70	12.09	12.09	845	7.75%	7.75%	2.86%	—	—
December 31, 2015	122	11.22	11.22	1,368	-10.88%	-10.88%	8.01%	—	—
December 31, 2014	59	12.59	12.59	744	-8.64%	-8.64%	3.62%	—	—
Falling U.S. Dollar Fund
December 31, 2018	4	7.07	9.89	31	-6.43%	-6.36%	0.00%	0.00%	0.15%
December 31, 2017	9	7.55	10.57	67	5.70%	8.48%	0.00%	0.00%	0.15%
December 31, 2016	7	6.96	6.96	50	-5.82%	-5.82%	0.00%	—	—
December 31, 2015	—	7.39	7.39	3	-9.99%	-9.99%	0.00%	—	—
December 31, 2014	1	8.21	8.21	4	-12.66%	-12.66%	0.00%	—	—
Financials Fund
December 31, 2018	115	10.26	19.04	2,140	-10.55%	-10.40%	0.30%	0.00%	0.15%
December 31, 2017	367	11.47	21.25	7,764	14.70%	18.19%	0.44%	0.00%	0.15%
December 31, 2016	283	17.98	17.98	5,081	15.33%	15.33%	0.49%	—	—
December 31, 2015	307	15.59	15.59	4,787	-1.52%	-1.52%	0.16%	—	—
December 31, 2014	255	15.83	15.83	4,031	12.91%	12.91%	0.12%	—	—
Government Money Market Fund
December 31, 2018	3,957	10.02	10.06	39,792	0.30%	0.40%	0.38%	0.00%	0.15%
December 31, 2017	3,770	9.99	10.02	37,752	-0.10%	0.10%	0.02%	0.00%	0.15%
December 31, 2016	3,186	10.01	10.01	31,900	0.00%	0.00%	0.02%	—	—
December 31, 2015	5,542	10.01	10.01	55,479	0.00%	0.00%	0.02%	—	—
December 31, 2014	3,227	10.01	10.01	32,295	0.00%	0.00%	0.02%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
ProFunds VP: (continued)
Health Care Fund
December 31, 2018	151	$11.43	$29.11	$4,361	4.29%	4.41%	0.00%	0.00%	0.15%
December 31, 2017	110	10.96	27.88	3,056	9.60%	20.95%	0.00%	0.00%	0.15%
December 31, 2016	62	23.05	23.05	1,438	-4.08%	-4.08%	0.00%	—	—
December 31, 2015	179	24.03	24.03	4,300	5.03%	5.03%	0.00%	—	—
December 31, 2014	229	22.88	22.88	5,245	23.68%	23.68%	0.07%	—	—
Industrials Fund
December 31, 2018	46	10.00	21.69	958	-12.89%	-12.79%	0.07%	0.00%	0.15%
December 31, 2017	403	11.48	24.87	9,966	14.80%	22.39%	0.20%	0.00%	0.15%
December 31, 2016	375	20.32	20.32	7,613	17.59%	17.59%	0.22%	—	—
December 31, 2015	64	17.28	17.28	1,101	-3.46%	-3.46%	0.11%	—	—
December 31, 2014	109	17.90	17.90	1,946	5.60%	5.60%	0.22%	—	—
International Fund
December 31, 2018	16	9.31	11.81	187	-15.90%	-15.76%	0.00%	0.00%	0.15%
December 31, 2017	73	11.07	14.02	1,019	10.70%	21.81%	0.00%	0.00%	0.15%
December 31, 2016	18	11.51	11.51	208	-0.95%	-0.95%	0.00%	—	—
December 31, 2015	27	11.62	11.62	318	-3.57%	-3.57%	0.00%	—	—
December 31, 2014	16	12.05	12.05	187	-8.09%	-8.09%	0.00%	—	—
Internet Fund
December 31, 2018	125	12.25	32.25	3,833	4.79%	4.95%	0.00%	0.00%	0.15%
December 31, 2017	82	11.69	30.73	2,491	16.90%	36.03%	0.00%	0.00%	0.15%
December 31, 2016	57	22.59	22.59	1,279	5.51%	5.51%	0.00%	—	—
December 31, 2015	162	21.41	21.41	3,474	20.35%	20.35%	0.00%	—	—
December 31, 2014	28	17.79	17.79	500	1.14%	1.14%	0.00%	—	—
Japan Fund
December 31, 2018	80	10.33	15.51	1,236	-11.71%	-11.62%	0.00%	0.00%	0.15%
December 31, 2017	149	11.70	17.55	2,606	17.00%	18.42%	0.00%	0.00%	0.15%
December 31, 2016	153	14.82	14.82	2,265	0.41%	0.41%	0.00%	—	—
December 31, 2015	116	14.76	14.76	1,706	5.81%	5.81%	0.00%	—	—
December 31, 2014	27	13.95	13.95	370	3.26%	3.26%	0.00%	—	—
Large-Cap Growth Fund
December 31, 2018	269	11.10	24.89	6,692	-2.03%	-1.89%	0.00%	0.00%	0.15%
December 31, 2017	295	11.33	25.37	7,484	13.30%	25.28%	0.00%	0.00%	0.15%
December 31, 2016	205	20.25	20.25	4,160	5.03%	5.03%	0.04%	—	—
December 31, 2015	222	19.28	19.28	4,277	3.77%	3.77%	0.00%	—	—
December 31, 2014	229	18.58	18.58	4,256	12.95%	12.95%	0.04%	—	—
Large-Cap Value Fund
December 31, 2018	118	9.86	18.98	2,241	-10.77%	-10.60%	1.00%	0.00%	0.15%
December 31, 2017	60	11.05	21.23	1,267	10.50%	13.41%	0.52%	0.00%	0.15%
December 31, 2016	188	18.72	18.72	3,525	15.41%	15.41%	0.27%	—	—
December 31, 2015	11	16.22	16.22	184	-4.70%	-4.70%	0.43%	—	—
December 31, 2014	52	17.02	17.02	881	10.45%	10.45%	0.69%	—	—
Mid-Cap Fund
December 31, 2018	646	9.46	19.07	12,308	-12.97%	-12.84%	0.00%	0.00%	0.15%
December 31, 2017	1,258	10.87	21.88	27,535	8.70%	13.43%	0.00%	0.00%	0.15%
December 31, 2016	1,503	19.29	19.29	28,998	18.20%	18.20%	0.00%	—	—
December 31, 2015	1,237	16.32	16.32	20,185	-4.45%	-4.45%	0.00%	—	—
December 31, 2014	675	17.08	17.08	11,532	7.62%	7.62%	0.00%	—	—
Mid-Cap Growth Fund
December 31, 2018	16	9.73	20.75	340	-12.10%	-12.00%	0.00%	0.00%	0.15%
December 31, 2017	42	11.07	23.58	999	10.70%	18.31%	0.00%	0.00%	0.15%
December 31, 2016	26	19.93	19.93	510	12.85%	12.85%	0.00%	—	—
December 31, 2015	208	17.66	17.66	3,679	0.28%	0.28%	0.00%	—	—
December 31, 2014	39	17.61	17.61	693	5.89%	5.89%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
ProFunds VP: (continued)
Mid-Cap Value Fund
December 31, 2018	37	$9.35	$18.99	$711	-13.43%	-13.33%	0.11%	0.00%	0.15%
December 31, 2017	26	10.80	21.91	579	8.00%	10.60%	0.18%	0.00%	0.15%
December 31, 2016	257	19.81	19.81	5,082	24.36%	24.36%	0.11%	—	—
December 31, 2015	135	15.93	15.93	2,147	-8.24%	-8.24%	0.08%	—	—
December 31, 2014	52	17.36	17.36	898	10.22%	10.22%	0.10%	—	—
NASDAQ-100® Fund
December 31, 2018	355	11.06	29.57	10,013	-2.04%	-1.86%	0.00%	0.00%	0.15%
December 31, 2017	436	11.29	30.13	12,884	12.90%	30.38%	0.00%	0.00%	0.15%
December 31, 2016	527	23.11	23.11	12,174	5.24%	5.24%	0.00%	—	—
December 31, 2015	571	21.96	21.96	12,534	7.44%	7.44%	0.00%	—	—
December 31, 2014	481	20.44	20.44	9,823	17.00%	17.00%	0.00%	—	—
Oil & Gas Fund
December 31, 2018	124	8.60	9.65	1,163	-20.37%	-20.18%	2.45%	0.00%	0.15%
December 31, 2017	168	10.80	12.09	2,025	-3.20%	8.00%	0.75%	0.00%	0.15%
December 31, 2016	372	12.49	12.49	4,651	24.16%	24.16%	1.37%	—	—
December 31, 2015	97	10.06	10.06	973	-23.32%	-23.32%	0.99%	—	—
December 31, 2014	53	13.12	13.12	695	-10.87%	-10.87%	0.38%	—	—
Pharmaceuticals Fund
December 31, 2018	28	9.71	21.80	601	-6.36%	-6.20%	0.67%	0.00%	0.15%
December 31, 2017	32	10.37	23.24	747	3.70%	10.35%	1.56%	0.00%	0.15%
December 31, 2016	23	21.06	21.06	487	-3.75%	-3.75%	0.90%	—	—
December 31, 2015	41	21.88	21.88	897	4.44%	4.44%	0.55%	—	—
December 31, 2014	78	20.95	20.95	1,640	19.37%	19.37%	0.23%	—	—
Precious Metals Fund
December 31, 2018	320	3.85	8.88	1,233	-13.62%	-13.48%	0.00%	0.00%	0.15%
December 31, 2017	204	4.45	10.28	908	2.80%	5.20%	0.00%	0.00%	0.15%
December 31, 2016	219	4.23	4.23	926	56.09%	56.09%	0.00%	—	—
December 31, 2015	168	2.71	2.71	455	-32.92%	-32.92%	0.00%	—	—
December 31, 2014	120	4.04	4.04	484	-23.92%	-23.92%	0.00%	—	—
Real Estate Fund
December 31, 2018	57	9.79	17.87	1,019	-5.77%	-5.70%	2.62%	0.00%	0.15%
December 31, 2017	34	10.39	18.95	636	3.90%	8.04%	1.02%	0.00%	0.15%
December 31, 2016	27	17.54	17.54	475	5.73%	5.73%	1.56%	—	—
December 31, 2015	76	16.59	16.59	1,262	0.30%	0.30%	0.70%	—	—
December 31, 2014	164	16.54	16.54	2,708	25.02%	25.02%	1.52%	—	—
Rising Rates Opportunity Fund
December 31, 2018	717	3.60	9.44	2,628	3.96%	4.35%	0.00%	0.00%	0.15%
December 31, 2017	181	3.45	9.08	625	-11.99%	-9.20%	0.00%	0.00%	0.15%
December 31, 2016	404	3.92	3.92	1,584	-5.08%	-5.08%	0.00%	—	—
December 31, 2015	260	4.13	4.13	1,073	-1.67%	-1.67%	0.00%	—	—
December 31, 2014	107	4.20	4.20	448	-30.23%	-30.23%	0.00%	—	—
Semiconductor Fund
December 31, 2018	43	11.29	26.38	1,087	-10.40%	-10.24%	0.00%	0.00%	0.15%
December 31, 2017	56	12.60	29.39	1,616	26.00%	35.56%	0.16%	0.00%	0.15%
December 31, 2016	47	21.68	21.68	1,009	27.68%	27.68%	0.16%	—	—
December 31, 2015	74	16.98	16.98	1,249	-2.86%	-2.86%	0.35%	—	—
December 31, 2014	54	17.48	17.48	946	34.57%	34.57%	0.03%	—	—
Short Emerging Markets Fund
December 31, 2018	134	6.73	9.41	919	12.43%	12.54%	0.00%	0.00%	0.15%
December 31, 2017	27	5.98	8.37	162	-27.78%	-16.30%	0.00%	0.00%	0.15%
December 31, 2016	37	8.28	8.28	307	-16.28%	-16.28%	0.00%	—	—
December 31, 2015	322	9.89	9.89	3,184	11.50%	11.50%	0.00%	—	—
December 31, 2014	7	8.87	8.87	66	-2.85%	-2.85%	0.00%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
ProFunds VP: (continued)
Short International Fund
December 31, 2018	257	$5.35	$10.19	$1,401	15.27%	15.30%	0.00%	0.00%	0.15%
December 31, 2017	12	4.64	8.84	56	-20.55%	-11.60%	0.00%	0.00%	0.15%
December 31, 2016	2	5.84	5.84	13	-5.96%	-5.96%	0.00%	—	—
December 31, 2015	55	6.21	6.21	343	-3.72%	-3.72%	0.00%	—	—
December 31, 2014	25	6.45	6.45	163	2.71%	2.71%	0.00%	—	—
Short Mid-Cap Fund
December 31, 2018	62	3.24	9.97	237	10.78%	10.96%	0.00%	0.00%	0.15%
December 31, 2017	13	2.92	9.00	38	-14.87%	-10.00%	0.00%	0.00%	0.15%
December 31, 2016	1	3.43	3.43	2	-20.23%	-20.23%	0.00%	—	—
December 31, 2015	7	4.30	4.30	30	-1.83%	-1.83%	0.00%	—	—
December 31, 2014	3	4.38	4.38	15	-12.40%	-12.40%	0.00%	—	—
Short NASDAQ-100® Fund
December 31, 2018	133	2.02	8.43	270	-2.99%	-2.88%	0.00%	0.00%	0.15%
December 31, 2017	32	2.08	8.69	67	-25.45%	-13.10%	0.00%	0.00%	0.15%
December 31, 2016	54	2.79	2.79	150	-10.00%	-10.00%	0.00%	—	—
December 31, 2015	30	3.10	3.10	92	-12.92%	-12.92%	0.00%	—	—
December 31, 2014	35	3.56	3.56	126	-19.46%	-19.46%	0.00%	—	—
Short Small-Cap Fund
December 31, 2018	40	2.86	9.93	114	10.21%	10.42%	0.00%	0.00%	0.15%
December 31, 2017	27	2.59	9.01	70	-14.24%	-9.90%	0.00%	0.00%	0.15%
December 31, 2016	39	3.02	3.02	118	-21.56%	-21.56%	0.00%	—	—
December 31, 2015	13	3.85	3.85	50	-0.77%	-0.77%	0.00%	—	—
December 31, 2014	9	3.88	3.88	35	-9.13%	-9.13%	0.00%	—	—
Small Cap Fund
December 31, 2018	312	9.43	18.08	5,631	-13.09%	-12.87%	0.00%	0.00%	0.15%
December 31, 2017	340	10.85	20.75	7,062	8.50%	12.41%	0.00%	0.00%	0.15%
December 31, 2016	502	18.46	18.46	9,268	19.71%	19.71%	0.00%	—	—
December 31, 2015	301	15.42	15.42	4,650	-6.20%	-6.20%	0.00%	—	—
December 31, 2014	354	16.44	16.44	5,825	2.43%	2.43%	0.00%	—	—
Small-Cap Growth Fund
December 31, 2018	116	10.23	23.74	2,702	-5.89%	-5.76%	0.00%	0.00%	0.15%
December 31, 2017	83	10.87	25.19	2,078	8.70%	12.96%	0.00%	0.00%	0.15%
December 31, 2016	154	22.30	22.30	3,425	20.22%	20.22%	0.00%	—	—
December 31, 2015	101	18.55	18.55	1,865	1.20%	1.20%	0.00%	—	—
December 31, 2014	51	18.33	18.33	931	2.17%	2.17%	0.00%	—	—
Small-Cap Value Fund
December 31, 2018	131	9.40	18.90	2,472	-14.39%	-14.25%	0.00%	0.00%	0.15%
December 31, 2017	138	10.98	22.04	3,039	9.71%	9.80%	0.02%	0.00%	0.15%
December 31, 2016	565	20.09	20.09	11,339	28.78%	28.78%	0.00%	—	—
December 31, 2015	101	15.60	15.60	1,574	-8.29%	-8.29%	0.00%	—	—
December 31, 2014	305	17.01	17.01	5,180	5.85%	5.85%	0.00%	—	—
Technology Fund
December 31, 2018	107	11.36	26.19	2,798	-2.41%	-2.28%	0.00%	0.00%	0.15%
December 31, 2017	109	11.64	26.80	2,933	16.40%	35.15%	0.04%	0.00%	0.15%
December 31, 2016	73	19.83	19.83	1,448	12.35%	12.35%	0.00%	—	—
December 31, 2015	95	17.65	17.65	1,675	2.38%	2.38%	0.00%	—	—
December 31, 2014	186	17.24	17.24	3,212	18.16%	18.16%	0.00%	—	—
Telecommunications Fund
December 31, 2018	22	8.93	14.48	313	-15.28%	-15.07%	5.62%	0.00%	0.15%
December 31, 2017	41	10.54	17.05	702	-2.12%	5.40%	4.36%	0.00%	0.15%
December 31, 2016	45	17.42	17.42	791	21.65%	21.65%	1.25%	—	—
December 31, 2015	8	14.32	14.32	109	1.56%	1.56%	5.69%	—	—
December 31, 2014	22	14.10	14.10	306	0.50%	0.50%	2.86%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
ProFunds VP: (continued)
U.S. Government Plus Fund
December 31, 2018	81	$10.16	$16.52	$1,339	-5.58%	-5.44%	0.92%	0.00%	0.15%
December 31, 2017	124	10.76	17.47	2,165	7.60%	9.46%	0.43%	0.00%	0.15%
December 31, 2016	179	15.96	15.96	2,858	-0.31%	-0.31%	0.00%	—	—
December 31, 2015	161	16.01	16.01	2,569	-5.60%	-5.60%	0.00%	—	—
December 31, 2014	146	16.96	16.96	2,480	36.33%	36.33%	0.17%	—	—
UltraBull Fund
December 31, 2018	61	10.51	38.05	2,333	-15.58%	-15.50%	0.00%	0.00%	0.15%
December 31, 2017	70	12.45	45.03	2,984	24.50%	41.03%	0.00%	0.00%	0.15%
December 31, 2016	82	31.93	31.93	2,611	18.61%	18.61%	0.00%	—	—
December 31, 2015	28	26.92	26.92	743	-2.89%	-2.89%	0.00%	—	—
December 31, 2014	92	27.72	27.72	2,555	23.20%	23.20%	0.00%	—	—
UltraMid-Cap Fund
December 31, 2018	48	8.66	31.38	1,507	-26.86%	-26.77%	0.00%	0.00%	0.15%
December 31, 2017	48	11.84	42.85	2,045	18.40%	28.83%	0.00%	0.00%	0.15%
December 31, 2016	63	33.26	33.26	2,081	37.95%	37.95%	0.00%	—	—
December 31, 2015	13	24.11	24.11	308	-9.16%	-9.16%	0.00%	—	—
December 31, 2014	36	26.54	26.54	955	15.34%	15.34%	0.00%	—	—
UltraNASDAQ-100® Fund
December 31, 2018	70	11.42	71.42	3,018	-9.72%	-9.63%	0.00%	0.00%	0.15%
December 31, 2017	480	12.65	79.03	36,437	26.50%	68.33%	0.00%	0.00%	0.15%
December 31, 2016	311	46.95	46.95	14,597	8.63%	8.63%	0.00%	—	—
December 31, 2015	40	43.22	43.22	1,714	13.59%	13.59%	0.00%	—	—
December 31, 2014	40	38.05	38.05	1,518	35.84%	35.84%	0.00%	—	—
UltraShort NASDAQ-100® Fund
December 31, 2018	483	0.44	6.59	254	-11.78%	-10.20%	0.00%	0.00%	0.15%
December 31, 2017	197	0.49	7.47	97	-45.56%	-25.30%	0.00%	0.00%	0.15%
December 31, 2016	550	0.90	0.90	492	-19.64%	-19.64%	0.00%	—	—
December 31, 2015	163	1.12	1.12	182	-26.32%	-26.32%	0.00%	—	—
December 31, 2014	12	1.52	1.52	19	-35.86%	-35.86%	0.00%	—	—
UltraSmall-Cap Fund
December 31, 2018	38	8.55	26.22	997	-27.11%	-26.94%	0.00%	0.00%	0.15%
December 31, 2017	196	11.73	35.89	7,020	17.30%	25.18%	0.00%	0.00%	0.15%
December 31, 2016	59	28.67	28.67	1,698	39.58%	39.58%	0.00%	—	—
December 31, 2015	26	20.54	20.54	534	-12.97%	-12.97%	0.00%	—	—
December 31, 2014	37	23.60	23.60	863	5.36%	5.36%	0.00%	—	—
Utilities Fund
December 31, 2018	154	10.72	21.79	3,335	2.78%	2.88%	1.82%	0.00%	0.15%
December 31, 2017	108	10.43	21.18	2,295	4.30%	10.60%	1.90%	0.00%	0.15%
December 31, 2016	121	19.15	19.15	2,325	15.08%	15.08%	1.72%	—	—
December 31, 2015	65	16.64	16.64	1,083	-6.41%	-6.41%	1.72%	—	—
December 31, 2014	231	17.78	17.78	4,100	25.92%	25.92%	2.41%	—	—
Putnam Variable Trust:
Diversified Income Fund
December 31, 2018	456	10.26	12.81	5,802	-1.16%	-0.93%	5.18%	0.00%	0.15%
December 31, 2017	394	10.38	12.93	5,100	3.80%	7.13%	5.85%	0.00%	0.15%
December 31, 2016	197	12.07	12.07	2,381	5.41%	5.41%	7.37%	—	—
December 31, 2015	371	11.45	11.45	4,248	-2.39%	-2.39%	7.36%	—	—
December 31, 2014	365	11.73	11.73	4,285	0.34%	0.34%	5.02%	—	—
Equity Income Fund
December 31, 2018	413	10.37	22.85	9,411	-8.63%	-8.49%	0.69%	0.00%	0.15%
December 31, 2017	429	11.35	24.97	10,694	13.50%	18.79%	1.52%	0.00%	0.15%
December 31, 2016	248	21.02	21.02	5,205	13.62%	13.62%	2.22%	—	—
December 31, 2015	315	18.50	18.50	5,832	-3.04%	-3.04%	1.39%	—	—
December 31, 2014	206	19.08	19.08	3,926	12.70%	12.70%	1.17%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
Putnam Variable Trust: (continued)
High Yield Fund
December 31, 2018	131	$9.92	$14.70	$1,920	-4.25%	-4.11%	4.96%	0.00%	0.15%
December 31, 2017	322	10.36	15.33	4,917	3.60%	6.98%	1.98%	0.00%	0.15%
December 31, 2016	1,230	14.33	14.33	17,621	15.56%	15.56%	11.91%	—	—
December 31, 2015	84	12.40	12.40	1,043	-5.34%	-5.34%	12.58%	—	—
December 31, 2014	106	13.10	13.10	1,382	1.55%	1.55%	7.24%	—	—
Income Fund
December 31, 2018	628	10.27	13.46	8,436	0.10%	0.22%	2.62%	0.00%	0.15%
December 31, 2017	910	10.26	13.43	12,210	2.60%	5.58%	4.37%	0.00%	0.15%
December 31, 2016	604	12.72	12.72	7,683	2.00%	2.00%	4.17%	—	—
December 31, 2015	612	12.47	12.47	7,631	-1.42%	-1.42%	6.06%	—	—
December 31, 2014	502	12.65	12.65	6,354	6.39%	6.39%	6.15%	—	—
Mortgage Securities Fund
December 31, 2018	181	9.97	11.20	2,012	-0.99%	-0.88%	2.76%	0.00%	0.15%
December 31, 2017	190	10.07	11.30	2,142	0.70%	1.99%	1.90%	0.00%	0.15%
December 31, 2016	101	11.08	11.08	1,114	0.18%	0.18%	1.72%	—	—
December 31, 2015	129	11.06	11.06	1,426	-0.63%	-0.63%	2.47%	—	—
December 31, 2014	544	11.13	11.13	6,052	4.31%	4.31%	2.85%	—	—
Multi Asset Absolute Return Fund
December 31, 2018	226	9.59	10.71	2,414	-7.97%	-7.83%	0.32%	0.00%	0.15%
December 31, 2017	157	10.42	11.62	1,823	4.20%	7.00%	0.00%	0.00%	0.15%
December 31, 2016	125	10.86	10.86	1,357	0.74%	0.74%	5.33%	—	—
December 31, 2015	308	10.78	10.78	3,322	-0.55%	-0.55%	0.04%	—	—
December 31, 2014	64	10.84	10.84	691	3.83%	3.83%	0.00%	—	—
Redwood Investment Management, LLC:
VIT Managed Volatility Portfolio – Class I
December 31, 2018	562	10.15	11.22	6,302	-2.59%	-2.43%	7.80%	0.00%	0.15%
December 31, 2017	988	10.42	11.50	11,361	4.20%	7.98%	6.42%	0.00%	0.15%
December 31, 2016	1,168	10.65	10.65	12,441	12.58%	12.58%	1.09%	—	—
December 31, 2015	2,025	9.46	9.46	19,156	-5.40%	-5.40%	0.06%	—	—
Inception February 9, 2015		10.00	10.00
VIT Managed Volatility Portfolio – Class N
December 31, 2018	839	10.06	10.87	9,121	-3.08%	-2.86%	11.61%	0.00%	0.15%
December 31, 2017	874	10.38	11.19	9,779	3.80%	7.49%	6.78%	0.00%	0.15%
December 31, 2016	599	10.41	10.41	6,234	12.06%	12.06%	1.04%	—	—
December 31, 2015	546	9.29	9.29	5,072	-5.88%	-5.88%	0.00%	—	—
December 31, 2014	770	9.87	9.87	7,595	-1.30%	-1.30%	0.00%	—	—
Inception October 1, 2014		10.00	10.00
Royce Capital Fund:
Micro-Cap Portfolio
December 31, 2018	153	9.56	25.05	2,872	-10.22%	-9.05%	0.00%	0.00%	1.30%
December 31, 2017	128	10.53	27.90	2,738	3.83%	5.30%	0.60%	0.00%	1.30%
December 31, 2016	222	20.81	26.87	4,631	18.16%	19.67%	1.34%	—	1.30%
December 31, 2015	124	17.39	22.74	2,163	-13.60%	-12.44%	0.00%	—	1.30%
December 31, 2014	147	19.86	26.32	2,920	-4.81%	-3.59%	0.00%	—	1.30%
Small-Cap Portfolio
December 31, 2018	322	9.86	32.56	7,498	-9.53%	-8.35%	0.79%	0.00%	1.30%
December 31, 2017	371	10.77	35.99	9,553	4.02%	7.70%	1.01%	0.00%	1.30%
December 31, 2016	387	24.42	34.60	9,464	19.39%	20.95%	2.06%	—	1.30%
December 31, 2015	350	20.19	28.98	7,070	-12.95%	-11.80%	0.74%	—	1.30%
December 31, 2014	366	22.89	33.29	8,386	1.93%	3.25%	0.12%	—	1.30%
Russell Investment Funds:
Balanced Strategy Fund
December 31, 2018	35	13.51	13.51	467	-6.76%	-6.76%	5.23%	0.00%	0.00%
December 31, 2017	52	14.49	14.49	755	11.98%	11.98%	2.36%	0.00%	0.00%
December 31, 2016	62	12.94	12.94	799	9.01%	9.01%	3.31%	—	—
December 31, 2015	65	11.87	11.87	770	-2.30%	-2.30%	2.14%	—	—
December 31, 2014	65	12.15	12.15	791	4.65%	4.65%	2.93%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
Russell Investment Funds: (continued)
Equity Growth Strategy Fund
December 31, 2018	16	$13.97	$13.97	$225	-9.46%	-9.46%	4.99%	0.00%	0.00%
December 31, 2017	16	15.43	15.43	250	17.61%	17.61%	3.30%	0.00%	0.00%
December 31, 2016	17	13.12	13.12	225	10.81%	10.81%	2.93%	—	—
December 31, 2015	17	11.84	11.84	205	-3.90%	-3.90%	1.50%	—	—
December 31, 2014	17	12.32	12.32	215	3.53%	3.53%	2.52%	—	—
Global Real Estate Securities Fund
December 31, 2018	30	14.22	14.22	422	-5.77%	-5.77%	4.49%	0.00%	0.00%
December 31, 2017	44	15.09	15.09	659	11.86%	11.86%	3.23%	0.00%	0.00%
December 31, 2016	67	13.49	13.49	899	2.98%	2.98%	4.01%	—	—
December 31, 2015	125	13.10	13.10	1,642	0.23%	0.23%	1.62%	—	—
December 31, 2014	158	13.07	13.07	2,063	14.75%	14.75%	3.18%	—	—
International Developed Markets Fund
December 31, 2018	9	11.89	11.89	105	-14.89%	-14.89%	1.71%	0.00%	0.00%
December 31, 2017	9	13.97	13.97	125	24.96%	24.96%	2.56%	0.00%	0.00%
December 31, 2016	11	11.18	11.18	123	2.38%	2.38%	3.07%	—	—
December 31, 2015	13	10.92	10.92	144	-1.36%	-1.36%	1.15%	—	—
December 31, 2014	14	11.07	11.07	152	-4.40%	-4.40%	1.95%	—	—
Moderate Strategy Fund
December 31, 2018	25	13.08	13.08	323	-4.94%	-4.94%	4.40%	0.00%	0.00%
December 31, 2017	26	13.76	13.76	356	9.90%	9.90%	2.22%	0.00%	0.00%
December 31, 2016	26	12.52	12.52	325	7.75%	7.75%	3.79%	—	—
December 31, 2015	26	11.62	11.62	303	-1.78%	-1.78%	2.51%	—	—
December 31, 2014	26	11.83	11.83	310	4.88%	4.88%	2.46%	—	—
Strategic Bond Fund
December 31, 2018	20	12.21	12.21	240	-0.81%	-0.81%	2.09%	0.00%	0.00%
December 31, 2017	22	12.31	12.31	276	3.88%	3.88%	1.33%	0.00%	0.00%
December 31, 2016	29	11.85	11.85	348	3.04%	3.04%	1.59%	—	—
December 31, 2015	35	11.50	11.50	403	-0.09%	-0.09%	2.39%	—	—
December 31, 2014	35	11.51	11.51	405	5.40%	5.40%	1.57%	—	—
U.S. Small Cap Equity Fund
December 31, 2018	1	16.00	16.00	20	-11.99%	-11.99%	0.47%	0.00%	0.00%
December 31, 2017	1	18.18	18.18	23	15.50%	15.50%	0.18%	0.00%	0.00%
December 31, 2016	1	15.74	15.74	24	18.61%	18.61%	0.84%	—	—
December 31, 2015	2	13.27	13.27	20	-7.14%	-7.14%	0.66%	—	—
December 31, 2014	2	14.29	14.29	22	1.56%	1.56%	0.25%	—	—
U.S. Strategic Equity Fund
December 31, 2018	7	19.02	19.02	137	-9.64%	-9.64%	1.13%	0.00%	0.00%
December 31, 2017	10	21.05	21.05	210	20.84%	20.84%	1.01%	0.00%	0.00%
December 31, 2016	12	17.42	17.42	210	10.60%	10.60%	1.03%	—	—
December 31, 2015	12	15.75	15.75	192	1.09%	1.09%	0.81%	—	—
December 31, 2014	12	15.58	15.58	192	11.68%	11.68%	1.19%	—	—
SEI Insurance Products Trust:
Balanced Strategy Fund
December 31, 2018	58	9.96	11.36	658	-6.74%	-6.66%	2.21%	0.00%	0.15%
December 31, 2017	61	10.68	12.17	746	6.80%	11.55%	1.93%	0.00%	0.15%
December 31, 2016	38	10.91	10.91	413	7.17%	7.17%	4.59%	—	—
December 31, 2015	9	10.18	10.18	92	-3.14%	-3.14%	0.98%	—	—
December 31, 2014	30	10.51	10.51	317	4.06%	4.06%	4.62%	—	—
Conservative Strategy Fund
December 31, 2018	119	10.05	11.06	1,307	-2.14%	-2.04%	1.83%	0.00%	0.15%
December 31, 2017	121	10.27	11.29	1,366	2.70%	5.12%	1.87%	0.00%	0.15%
December 31, 2016	139	10.74	10.74	1,491	3.97%	3.97%	1.51%	—	—
December 31, 2015	135	10.33	10.33	1,392	-0.29%	-0.29%	2.09%	—	—
December 31, 2014	54	10.36	10.36	562	3.39%	3.39%	2.52%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
SEI Insurance Products Trust: (continued)
Defensive Strategy Fund
December 31, 2018	101	$10.06	$10.56	$1,069	-0.79%	-0.66%	1.59%	0.00%	0.15%
December 31, 2017	98	10.14	10.63	1,046	1.40%	2.61%	2.03%	0.00%	0.15%
December 31, 2016	92	10.36	10.36	955	2.37%	2.37%	0.97%	—	—
December 31, 2015	44	10.12	10.12	444	-0.30%	-0.30%	0.96%	—	—
December 31, 2014	40	10.15	10.15	405	1.50%	1.50%	1.35%	—	—
Market Growth Strategy Fund
December 31, 2018	229	9.96	11.54	2,600	-8.03%	-7.90%	2.28%	0.00%	0.15%
December 31, 2017	210	10.83	12.53	2,633	8.30%	14.12%	1.78%	0.00%	0.15%
December 31, 2016	186	10.98	10.98	2,045	7.65%	7.65%	2.11%	—	—
December 31, 2015	255	10.20	10.20	2,603	-3.41%	-3.41%	1.44%	—	—
December 31, 2014	223	10.56	10.56	2,352	4.14%	4.14%	7.07%	—	—
Market Plus Strategy Fund
December 31, 2018	88	9.95	11.91	1,046	-10.28%	-10.11%	2.26%	0.00%	0.15%
December 31, 2017	78	11.09	13.25	1,032	10.90%	18.62%	1.67%	0.00%	0.15%
December 31, 2016	76	11.17	11.17	848	8.45%	8.45%	1.76%	—	—
December 31, 2015	136	10.30	10.30	1,396	-3.56%	-3.56%	1.87%	—	—
December 31, 2014	58	10.68	10.68	623	4.60%	4.60%	13.85%	—	—
Moderate Strategy Fund
December 31, 2018	161	10.06	11.58	1,858	-3.92%	-3.82%	2.05%	0.00%	0.15%
December 31, 2017	174	10.47	12.04	2,090	4.70%	8.27%	2.21%	0.00%	0.15%
December 31, 2016	130	11.12	11.12	1,444	6.21%	6.21%	2.22%	—	—
December 31, 2015	138	10.47	10.47	1,442	-1.04%	-1.04%	1.95%	—	—
December 31, 2014	112	10.58	10.58	1,188	5.38%	5.38%	7.68%	—	—
T. Rowe Price Equity Series, Inc:
Blue Chip Growth Portfolio II
December 31, 2018	1,836	11.96	31.69	56,065	1.44%	1.64%	0.00%	0.00%	0.15%
December 31, 2017	1,723	11.79	31.18	53,561	17.90%	35.86%	0.00%	0.00%	0.15%
December 31, 2016	1,451	22.95	22.95	33,303	0.53%	0.53%	0.00%	—	—
December 31, 2015	1,474	22.83	22.83	33,663	10.77%	10.77%	0.00%	—	—
December 31, 2014	1,029	20.61	20.61	21,194	8.87%	8.87%	0.00%	—	—
Equity Income Portfolio II
December 31, 2018	694	10.07	19.35	13,417	-9.77%	-9.71%	1.79%	0.00%	0.15%
December 31, 2017	691	11.16	21.43	14,794	11.60%	15.71%	1.50%	0.00%	0.15%
December 31, 2016	820	18.52	18.52	15,197	18.87%	18.87%	2.13%	—	—
December 31, 2015	744	15.58	15.58	11,608	-7.10%	-7.10%	1.55%	—	—
December 31, 2014	913	16.77	16.77	15,305	7.09%	7.09%	1.53%	—	—
Health Sciences Portfolio II
December 31, 2018	422	11.20	49.95	20,097	0.72%	0.87%	0.00%	0.00%	0.15%
December 31, 2017	387	11.12	49.52	18,197	11.20%	27.30%	0.00%	0.00%	0.15%
December 31, 2016	388	38.90	38.90	15,094	-10.72%	-10.72%	0.00%	—	—
December 31, 2015	674	43.57	43.57	29,373	12.47%	12.47%	0.00%	—	—
December 31, 2014	524	38.74	38.74	20,290	31.23%	31.23%	0.00%	—	—
T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond Portfolio II
December 31, 2018	1,172	10.09	12.38	14,423	0.80%	0.90%	1.80%	0.00%	0.15%
December 31, 2017	564	10.01	12.27	6,911	0.10%	0.82%	1.22%	0.00%	0.15%
December 31, 2016	767	12.17	12.17	9,338	1.16%	1.16%	1.11%	—	—
December 31, 2015	856	12.03	12.03	10,294	0.08%	0.08%	0.89%	—	—
December 31, 2014	633	12.02	12.02	7,609	0.33%	0.33%	0.98%	—	—
Third Avenue Variable Series Trust:
Value Portfolio
December 31, 2018	120	8.52	18.43	1,724	-21.37%	-20.31%	1.84%	0.00%	1.30%
December 31, 2017	129	10.71	23.44	2,325	7.10%	13.55%	0.60%	0.00%	1.30%
December 31, 2016	280	15.87	20.91	4,445	10.81%	12.23%	0.92%	—	1.30%
December 31, 2015	268	14.14	18.87	3,792	-10.10%	-8.89%	3.20%	—	1.30%
December 31, 2014	362	15.52	20.99	5,622	3.04%	4.37%	3.20%	—	1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
Timothy Plan Variable Series:
Conservative Growth Portfolio
December 31, 2018	68	$9.64	$13.09	$893	-8.97%	-8.78%	1.26%	0.00%	0.15%
December 31, 2017	86	10.59	14.35	1,235	5.90%	9.29%	0.31%	0.00%	0.15%
December 31, 2016	173	13.13	13.13	2,265	5.89%	5.89%	0.71%	—	—
December 31, 2015	219	12.40	12.40	2,722	-2.90%	-2.90%	1.40%	—	—
December 31, 2014	194	12.77	12.77	2,479	2.57%	2.57%	2.81%	—	—
Strategic Growth Portfolio
December 31, 2018	88	9.50	13.57	1,198	-12.04%	-11.88%	0.93%	0.00%	0.15%
December 31, 2017	145	10.80	15.40	2,230	8.00%	12.08%	0.38%	0.00%	0.15%
December 31, 2016	174	13.74	13.74	2,387	5.53%	5.53%	0.38%	—	—
December 31, 2015	177	13.02	13.02	2,310	-3.77%	-3.77%	0.65%	—	—
December 31, 2014	407	13.53	13.53	5,505	1.58%	1.58%	2.39%	—	—
Tortoise Variable Insurance Portfolio:
MLP & Pipeline Fund
December 31, 2018	1,064	7.42	8.27	7,914	-16.38%	-16.25%	0.98%	0.00%	0.15%
December 31, 2017	788	8.86	9.89	6,923	-1.10%	-0.34%	2.12%	0.00%	0.15%
December 31, 2016	752	8.89	8.89	6,687	40.22%	40.22%	1.37%	—	—
December 31, 2015	358	6.34	6.34	2,270	-36.85%	-36.85%	0.29%	—	—
December 31, 2014	177	10.04	10.04	1,773	-0.30%	-0.30%	0.00%	—	—
Inception May 1, 2014		10.07	10.07
VanEck VIP Trust:
Emerging Markets Fund
December 31, 2018	913	9.65	25.44	22,769	-24.47%	-23.47%	0.28%	0.00%	1.30%
December 31, 2017	990	12.63	33.24	32,370	26.30%	51.02%	0.33%	0.00%	1.30%
December 31, 2016	688	19.96	22.01	15,148	-1.14%	0.09%	0.43%	—	1.30%
December 31, 2015	636	20.19	21.99	13,994	-15.13%	-14.00%	0.51%	—	1.30%
December 31, 2014	535	23.79	25.57	13,668	-1.69%	-0.39%	0.45%	—	1.30%
Global Gold Fund
December 31, 2018	426	7.59	9.07	3,241	-16.64%	-16.59%	3.70%	0.00%	0.15%
December 31, 2017	425	9.10	10.88	3,870	8.80%	12.76%	5.15%	0.00%	0.15%
December 31, 2016	466	8.07	8.07	3,769	48.07%	48.07%	0.17%	—	—
December 31, 2015	152	5.45	5.45	830	-24.20%	-24.20%	0.00%	—	—
December 31, 2014	122	7.19	7.19	880	-6.01%	-6.01%	0.30%	—	—
Global Hard Assets Fund
December 31, 2018	160	7.74	18.19	2,431	-29.22%	-28.27%	0.00%	0.00%	1.30%
December 31, 2017	185	10.81	25.70	3,918	-2.95%	8.10%	0.00%	0.00%	1.30%
December 31, 2016	263	21.56	26.48	5,661	41.83%	43.73%	0.31%	—	1.30%
December 31, 2015	166	15.00	18.67	2,492	-34.31%	-33.45%	0.02%	—	1.30%
December 31, 2014	173	22.54	28.42	3,892	-20.15%	-19.10%	0.08%	—	1.30%
Unconstrained Emerging Markets Bond Fund
December 31, 2018	79	9.92	15.95	1,080	-7.32%	-6.16%	7.24%	0.00%	1.30%
December 31, 2017	97	10.58	17.21	1,414	5.80%	12.29%	1.37%	0.00%	1.30%
December 31, 2016	63	13.02	15.54	827	5.07%	6.37%	0.00%	—	1.30%
December 31, 2015	73	12.24	14.79	888	-14.21%	-13.07%	6.37%	—	1.30%
December 31, 2014	70	14.08	17.24	989	0.88%	2.18%	2.64%	—	1.30%
Vanguard Variable Insurance Fund:
Balanced Portfolio
December 31, 2018	6,483	10.54	20.27	94,417	-3.92%	-3.38%	2.25%	0.00%	0.50%
December 31, 2017	5,617	10.97	20.98	86,269	9.70%	14.71%	2.09%	0.00%	0.50%
December 31, 2016	3,633	12.10	18.29	51,454	10.60%	10.98%	2.28%	—	0.35%
December 31, 2015	2,640	10.94	16.48	35,258	-0.27%	0.12%	2.09%	—	0.35%
December 31, 2014	1,721	10.97	16.46	24,872	9.81%	9.92%	2.01%	—	0.35%
Capital Growth Portfolio
December 31, 2018	1,784	11.49	29.07	33,610	-1.63%	-1.16%	0.86%	0.00%	0.50%
December 31, 2017	1,749	11.68	29.41	33,817	16.80%	28.82%	0.95%	0.00%	0.50%
December 31, 2016	995	13.38	22.83	16,260	10.49%	10.83%	1.12%	—	0.35%
December 31, 2015	844	12.11	20.60	12,997	2.19%	2.64%	1.00%	—	0.35%
December 31, 2014	623	11.85	20.07	10,798	18.41%	18.50%	0.83%	—	0.35%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
Vanguard Variable Insurance Fund: (continued)
Diversified Value Portfolio
December 31, 2018	1,074	$9.81	$18.64	$14,100	-9.59%	-9.12%	2.56%	0.00%	0.50%
December 31, 2017	1,047	10.85	20.51	16,048	8.50%	13.13%	3.04%	0.00%	0.50%
December 31, 2016	1,109	12.04	18.13	15,648	12.52%	12.96%	2.57%	—	0.35%
December 31, 2015	987	10.70	16.05	12,848	-2.82%	-2.43%	2.09%	—	0.35%
December 31, 2014	598	11.01	16.45	8,904	9.81%	9.88%	1.98%	—	0.35%
Equity Income Portfolio
December 31, 2018	5,391	10.55	27.35	95,621	-6.47%	-5.98%	2.21%	0.00%	0.50%
December 31, 2017	4,099	11.28	29.09	80,413	12.80%	18.25%	2.30%	0.00%	0.50%
December 31, 2016	3,292	12.83	24.60	57,979	14.66%	15.06%	2.41%	—	0.35%
December 31, 2015	2,428	11.19	21.38	41,903	0.54%	0.85%	2.49%	—	0.35%
December 31, 2014	1,893	11.13	21.20	36,162	11.40%	11.41%	2.23%	—	0.35%
Equity Index Portfolio
December 31, 2018	10,370	10.74	22.50	161,865	-4.96%	-4.50%	1.55%	0.00%	0.50%
December 31, 2017	7,627	11.30	23.56	128,915	13.00%	21.69%	1.56%	0.00%	0.50%
December 31, 2016	5,123	12.77	19.36	73,598	11.43%	11.78%	1.91%	—	0.35%
December 31, 2015	3,432	11.46	17.32	46,133	0.97%	1.29%	1.58%	—	0.35%
December 31, 2014	2,201	11.35	17.10	32,130	13.47%	13.50%	1.27%	—	0.35%
Growth Portfolio
December 31, 2018	2,387	11.59	28.91	40,943	-0.34%	0.21%	0.28%	0.00%	0.50%
December 31, 2017	1,926	11.63	28.85	34,350	16.30%	30.90%	0.45%	0.00%	0.50%
December 31, 2016	1,353	12.10	22.04	19,100	-1.39%	-1.08%	0.51%	—	0.35%
December 31, 2015	1,252	12.27	22.28	17,795	7.54%	8.00%	0.42%	—	0.35%
December 31, 2014	451	11.41	20.63	7,115	13.79%	13.87%	0.36%	—	0.35%
High Yield Bond Portfolio
December 31, 2018	3,021	9.96	17.52	38,232	-3.30%	-2.72%	4.87%	0.00%	0.50%
December 31, 2017	3,051	10.30	18.01	40,691	3.00%	7.01%	4.31%	0.00%	0.50%
December 31, 2016	2,194	11.34	16.83	29,153	10.96%	11.31%	5.09%	—	0.35%
December 31, 2015	1,461	10.22	15.12	18,591	-1.92%	-1.56%	5.10%	—	0.35%
December 31, 2014	1,325	10.42	15.36	18,590	4.42%	4.51%	6.72%	—	0.35%
International Portfolio
December 31, 2018	9,478	10.49	14.27	115,371	-13.02%	-12.61%	0.73%	0.00%	0.50%
December 31, 2017	7,207	12.06	16.33	101,636	20.60%	42.62%	0.92%	0.00%	0.50%
December 31, 2016	4,360	9.47	11.45	44,512	1.50%	1.87%	1.27%	—	0.35%
December 31, 2015	3,150	9.33	11.24	32,450	-1.17%	-0.71%	1.57%	—	0.35%
December 31, 2014	1,985	9.44	11.32	21,308	-6.06%	-5.98%	1.22%	—	0.35%
Mid-Cap Index Portfolio
December 31, 2018	4,473	9.97	27.30	67,598	-9.77%	-9.33%	1.12%	0.00%	0.50%
December 31, 2017	3,450	11.05	30.11	60,430	10.50%	19.06%	1.04%	0.00%	0.50%
December 31, 2016	2,319	12.39	25.29	35,785	10.72%	11.12%	1.26%	—	0.35%
December 31, 2015	1,875	11.19	22.76	26,772	-1.76%	-1.43%	1.03%	—	0.35%
December 31, 2014	1,018	11.39	23.09	17,247	13.58%	13.67%	0.72%	—	0.35%
REIT Index Portfolio
December 31, 2018	4,174	9.67	25.69	67,849	-5.84%	-5.34%	2.74%	0.00%	0.50%
December 31, 2017	3,483	10.27	27.14	62,103	2.70%	4.79%	2.35%	0.00%	0.50%
December 31, 2016	2,908	14.22	25.90	52,944	7.97%	8.37%	2.31%	—	0.35%
December 31, 2015	2,401	13.17	23.90	44,024	1.86%	2.22%	1.73%	—	0.35%
December 31, 2014	1,846	12.93	23.38	35,150	30.08%	30.11%	2.86%	—	0.35%
Short-Term Investment Grade Portfolio
December 31, 2018	18,027	10.11	13.43	203,043	0.60%	1.05%	1.60%	0.00%	0.50%
December 31, 2017	12,311	10.05	13.29	140,466	0.50%	2.07%	1.86%	0.00%	0.50%
December 31, 2016	9,903	10.47	13.02	113,193	2.35%	2.76%	1.77%	—	0.35%
December 31, 2015	8,350	10.23	12.67	94,852	0.79%	1.12%	1.57%	—	0.35%
December 31, 2014	5,155	10.15	12.53	61,077	1.70%	1.81%	1.36%	—	0.35%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

	As of December 31 (unless noted)
				CONTRACT OWNERS’ EQUITY (000s)			INVESTMENT INCOME RATIO
FUND DESCRIPTION PRODUCT	UNITS (000S)	LOWEST	HIGHEST		LOWEST	HIGHEST		LOWEST	HIGHEST
		UNIT VALUE			TOTAL RETURN			EXPENSE RATIO
Vanguard Variable Insurance Fund: (continued)
Small Company Growth Portfolio
December 31, 2018	2,333	$10.37	$28.48	$34,885	-7.74%	-7.26%	0.35%	0.00%	0.50%
December 31, 2017	1,946	11.24	30.71	32,655	12.40%	23.43%	0.43%	0.00%	0.50%
December 31, 2016	1,350	11.50	24.88	19,901	14.54%	14.97%	0.31%	—	0.35%
December 31, 2015	983	10.04	21.64	14,018	-3.09%	-2.79%	0.43%	—	0.35%
December 31, 2014	661	10.36	22.26	11,147	3.39%	3.39%	0.24%	—	0.35%
Total Bond Market Index Portfolio
December 31, 2018	21,041	10.10	14.35	244,123	-0.59%	-0.14%	2.17%	0.00%	0.50%
December 31, 2017	15,604	10.16	14.37	185,708	1.60%	3.53%	2.13%	0.00%	0.50%
December 31, 2016	10,492	10.77	13.88	124,508	2.09%	2.44%	1.97%	—	0.35%
December 31, 2015	6,580	10.55	13.55	77,773	0.00%	0.37%	1.96%	—	0.35%
December 31, 2014	4,120	10.55	13.50	50,905	5.88%	5.92%	1.63%	—	0.35%
Total Stock Market Index Portfolio
December 31, 2018	10,625	10.61	22.51	164,537	-5.77%	-5.34%	1.45%	0.00%	0.50%
December 31, 2017	8,618	11.26	23.78	146,131	12.60%	20.96%	1.73%	0.00%	0.50%
December 31, 2016	6,053	12.60	19.66	90,141	12.10%	12.54%	1.32%	—	0.35%
December 31, 2015	4,439	11.24	17.47	61,571	0.00%	0.40%	1.16%	—	0.35%
December 31, 2014	3,013	11.24	17.40	46,187	12.26%	12.40%	1.21%	—	0.35%
Virtus Variable Insurance Trust:
Duff & Phelps International Series
December 31, 2018	105	9.17	10.43	1,095	-16.79%	-16.69%	2.82%	0.00%	0.15%
December 31, 2017	127	11.02	12.52	1,587	10.20%	15.93%	1.66%	0.00%	0.15%
December 31, 2016	107	10.80	10.80	1,161	-1.64%	-1.64%	0.71%	—	—
December 31, 2015	202	10.98	10.98	2,216	-10.44%	-10.44%	2.18%	—	—
December 31, 2014	169	12.26	12.26	2,073	-3.92%	-3.92%	3.93%	—	—
Duff & Phelps Real Estate Securities Series
December 31, 2018	256	9.77	17.95	4,584	-6.69%	-6.51%	1.67%	0.00%	0.15%
December 31, 2017	235	10.47	19.20	4,515	4.70%	5.96%	1.48%	0.00%	0.15%
December 31, 2016	230	18.12	18.12	4,165	6.84%	6.84%	1.83%	—	—
December 31, 2015	248	16.96	16.96	4,205	2.35%	2.35%	1.18%	—	—
December 31, 2014	349	16.57	16.57	5,789	31.61%	31.61%	1.21%	—	—
Newfleet Multi-Sector Intermediate Bond Series
December 31, 2018	676	10.00	13.49	9,108	-2.82%	-2.67%	3.43%	0.00%	0.15%
December 31, 2017	993	10.29	13.86	13,756	2.90%	6.70%	4.94%	0.00%	0.15%
December 31, 2016	559	12.99	12.99	7,257	9.34%	9.34%	4.50%	—	—
December 31, 2015	492	11.88	11.88	5,851	-1.25%	-1.25%	4.31%	—	—
December 31, 2014	466	12.03	12.03	5,606	1.86%	1.86%	5.41%	—	—
Wells Fargo VT Funds:
Discovery Fund
December 31, 2018	122	10.54	39.84	4,596	-8.25%	-7.07%	0.00%	0.00%	1.30%
December 31, 2017	123	11.35	42.87	5,189	13.50%	29.13%	0.00%	0.00%	1.30%
December 31, 2016	107	26.45	33.20	3,541	6.27%	7.65%	0.00%	—	1.30%
December 31, 2015	137	24.89	30.84	4,225	-2.74%	-1.47%	0.00%	—	1.30%
December 31, 2014	182	25.59	31.30	5,656	-0.97%	0.35%	0.00%	—	1.30%
Opportunity Fund
December 31, 2018	34	10.38	32.72	982	-8.35%	-7.14%	0.19%	0.00%	1.30%
December 31, 2017	34	11.20	35.70	1,037	12.00%	20.43%	0.65%	0.00%	1.30%
December 31, 2016	38	25.70	30.03	976	10.77%	12.23%	2.13%	—	1.30%
December 31, 2015	27	22.90	27.11	611	-4.34%	-3.09%	0.14%	—	1.30%
December 31, 2014	24	23.63	28.34	577	9.00%	10.42%	0.06%	—	1.30%
Westchester Capital Management:
Merger Fund VL
December 31, 2018	1,704	10.79	12.56	21,400	6.94%	7.08%	0.91%	0.00%	0.15%
December 31, 2017	1,134	10.09	11.73	13,307	0.90%	2.53%	0.00%	0.00%	0.15%
December 31, 2016	1,213	11.44	11.44	13,869	2.51%	2.51%	0.77%	—	—
December 31, 2015	1,154	11.16	11.16	12,885	-0.98%	-0.98%	2.05%	—	—
December 31, 2014	1,107	11.27	11.27	12,477	1.44%	1.44%	1.35%	—	—

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

(5) Unit Progression

The change in units outstanding for the year ended December 31, 2018 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
AB VARIABLE PRODUCTS SERIES FUND, INC:
Dynamic Asset Allocation		49,673.0	10,865.5	(34,976.1)	25,562.4
Global Thematic Growth		99,266.4	49,961.7	(99,135.1)	50,093.0
Growth and Income		519,458.0	278,026.1	(229,949.3)	567,534.8
International Growth		329,355.9	69,708.2	(329,654.9)	69,409.2
International Value		246,877.6	372,537.6	(310,261.3)	309,153.9
Small Cap Growth		29,724.4	1,414.0	(8,799.8)	22,338.6
Small-Mid Cap Value		388,592.0	123,064.4	(81,264.3)	430,392.1
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy		510,093.9	1,595,902.5	(1,503,154.5)	602,841.9
THE ALGER PORTFOLIOS:
Capital Appreciation		379,694.7	483,747.2	(493,031.0)	370,410.9
Large Cap Growth		77,707.9	232,782.8	(120,832.8)	189,657.9
Mid Cap Growth		66,476.6	125,206.5	(117,380.1)	74,303.0
Small Cap Growth		5,926.2	8.8	(188.7)	5,746.3
ALPS VARIABLE INVESTMENT TRUST:
ALPS/Alerian Energy Infrastructure		1,235,200.4	508,519.7	(790,693.3)	953,026.8
ALPS/Red Rocks Listed Private Equity		71,920.2	37,746.4	(38,997.2)	70,669.4
ALPS VARIABLE INVESTMENT TRUST:
Morningstar ETF Asset Allocation Series:
Aggressive Growth		183,841.4	68,247.8	(46,359.0)	205,730.2
Balanced		731,824.6	148,080.8	(112,896.1)	767,009.3
Conservative		316,745.4	220,784.2	(194,173.4)	343,356.2
Growth ,		609,752.5	86,118.6	(158,209.8)	537,661.3
Income and Growth		290,424.7	109,583.9	(118,482.6)	281,526.0
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		485,657.8	111,427.0	(126,586.5)	470,498.3
Income & Growth		391,748.1	179,702.1	(195,193.3)	376,256.9
Inflation Protection		555,529.8	667,662.7	(462,788.2)	760,404.3
International		115,736.2	117,510.0	(83,730.8)	149,515.4
Large Company Value		136,235.0	16,435.4	(36,588.2)	116,082.2
Mid Cap Value		280,625.5	19,841.4	(46,365.9)	254,101.0
Ultra		207,578.1	703,784.9	(759,537.5)	151,825.5
Value		458,677.9	156,006.3	(199,201.3)	415,482.9
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation		1,754,768.8	1,034,688.7	(500,155.0)	2,289,302.5
Blue Chip Income and Growth		965,518.9	744,908.1	(368,915.7)	1,341,511.3
Bond		585,838.6	452,137.2	(268,808.2)	769,167.6
Capital Income Builder	a	—	143,737.2	(5,348.6)	138,388.6
Global Bond		196,694.4	1,103,171.4	(1,042,409.4)	257,456.4
Global Growth	a	—	152,940.5	(69,272.5)	83,668.0
Global Growth-Income	a	—	137,731.8	(31,144.2)	106,587.6
Global Small Cap	a	—	158,804.7	(7,654.7)	151,150.0
Growth		1,974,443.8	1,359,790.0	(1,119,737.6)	2,214,496.2
Growth-Income		1,408,064.4	910,775.3	(710,870.2)	1,607,969.5
High Income Bond		915,151.9	3,158,529.6	(3,879,434.4)	194,247.1
International		1,737,351.3	826,386.2	(594,686.1)	1,969,051.4
International Growth and Income	a	—	262,543.6	(23,690.9)	238,852.7
Managed Risk Asset Allocation		258,617.4	188,355.7	(84,259.2)	362,713.9
Managed Risk Blue Chip and Growth		225,718.1	53,843.9	(70,018.3)	209,543.7
Managed Risk Growth		17,988.6	0.7	(132.4)	17,856.9
Managed Risk Growth-Income		3,396.0	—	(18.9)	3,377.1
Managed Risk International		3,673.9	0.2	(30.9)	3,643.2
Mortgage		293,500.0	680,841.7	(131,051.0)	843,290.7
New World		1,222,719.8	1,599,696.0	(547,095.9)	2,275,319.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
AMERICAN FUNDS INSURANCE SERIES: (continued)
US Government/AAA Rated Securities	a	—	756,360.1	(198,625.2)	557,734.9
AMUNDI PIONEER ASSET MANAGEMENT:
Bond		869,878.9	680,937.4	(394,096.1)	1,156,720.2
Equity Income		402,370.8	129,981.3	(194,661.0)	337,691.1
Fund		40,398.6	86,522.6	(83,057.5)	43,863.7
High Yield		133,955.8	118,470.0	(202,312.8)	50,113.0
Mid Cap Value		52,033.5	27,226.1	(23,586.6)	55,673.0
Strategic Income		769,206.1	349,079.7	(389,758.7)	728,527.1
BLACKROCK VARIABLE SERIES FUNDS:
Advantage Large Cap Core		63,036.2	315,051.0	(176,684.9)	201,402.3
Advantage Large Cap Value		82,783.3	68,284.5	(24,914.8)	126,153.0
Capital Appreciation		1,349.6	—	(1.9)	1,347.7
Equity Dividend		342,531.0	227,615.4	(162,835.4)	407,311.0
Global Allocation		1,317,690.9	345,761.4	(392,636.8)	1,270,815.5
High Yield		1,488,442.4	7,900,369.2	(8,604,729.7)	784,081.9
iShares® Alternative Strategies	c	258,238.7	116,756.1	(374,994.8)	—
iShares® Dynamic Fixed Income	b	85,817.2	2,635.3	(88,452.6)	—
Large Cap Focus Growth		154,088.7	463,621.8	(416,298.9)	201,411.6
Total Return		1,115,252.2	897,945.4	(812,202.6)	1,200,995.0
U.S. Government Bond		112,018.7	432,303.0	(280,356.1)	263,965.6
CALVERT VARIABLE PRODUCTS:
SRI Balanced		104,310.5	44,649.8	(41,953.1)	107,007.2
COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy		1,376,843.2	296,993.7	(782,566.4)	891,270.5
Select Large-Cap Value		360,019.8	387,566.2	(194,623.3)	552,962.7
Select Smaller-Cap Value		129,904.3	128,418.6	(150,347.7)	107,975.2
Seligman Global Technology		311,675.2	438,137.3	(498,649.1)	251,163.4
Strategic Income		223,760.2	767,251.9	(794,810.1)	196,202.0
CREDIT SUISSE TRUST:
Commodity Return Strategy		294,412.4	499,434.2	(504,588.5)	289,258.1
DFA INVESTMENT DIMENSIONS GROUP, INC.:
VA Equity Allocation		92,505.4	1,149,947.5	(122,993.3)	1,119,459.6
VA Global Bond		8,490,010.8	3,493,294.2	(1,539,287.0)	10,444,018.0
VA Global Moderate Allocation		3,538,578.1	1,743,205.9	(834,473.7)	4,447,310.3
VA International Small		3,593,622.1	1,696,119.8	(904,725.2)	4,385,016.7
VA International Value		6,469,950.0	3,391,704.1	(1,262,541.2)	8,599,112.9
VA Short-Term Fixed		4,399,621.0	6,905,479.9	(3,013,216.7)	8,291,884.2
VA U.S. Large Value		6,606,131.3	3,539,528.1	(1,739,199.1)	8,406,460.3
VA U.S. Targeted Value		4,249,985.2	1,766,285.8	(894,674.1)	5,121,596.9
DELAWARE VIP TRUST:
Small Cap Value Series		492,895.4	309,589.8	(232,067.2)	570,418.0
DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index		938,205.8	599,169.0	(456,139.5)	1,081,235.3
DREYFUS STOCK INDEX FUND:		2,298,379.3	1,370,154.7	(1,502,123.4)	2,166,410.6
DREYFUS SUSTAINABLE U.S. EQUITY
PORTFOLIO, INC.		34,929.7	4,815.8	(5,776.7)	33,968.8
DREYFUS VARIABLE INVESTMENT FUND:
International Value		378,528.1	131,667.8	(104,971.8)	405,224.1
EATON VANCE VARIABLE TRUST:
Floating-Rate Income		4,810,840.7	8,190,176.5	(7,413,757.4)	5,587,259.8
FEDERATED INSURANCE SERIES:
High Income Bond II		502,770.2	373,853.5	(472,175.6)	404,448.1
Kaufmann II		113,310.2	364,984.6	(291,101.6)	187,193.2
Managed Volatility II		362,524.8	153,881.3	(123,357.0)	393,049.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced		725,263.8	591,314.4	(469,818.8)	846,759.4
Contrafund		1,135,722.9	408,493.6	(502,436.1)	1,041,780.4
Disciplined Small Cap		104,854.4	65,917.0	(39,571.3)	131,200.1
Dynamic Capital Appreciation		1,875.9	—	—	1,875.9
Equity-Income		212,589.0	31,955.7	(122,006.9)	122,537.8
Freedom Income		67,777.5	65,181.3	(43,858.8)	89,100.0
Funds Manager 20%		1,467.2	—	(22.3)	1,444.9
Funds Manager 50%		37,872.8	4,723.9	(11,575.0)	31,021.7
Funds Manager 60%		55,401.6	—	(1,181.5)	54,220.1
Funds Manager 70%		83.5	—	—	83.5
Growth		500,278.3	333,413.0	(475,810.9)	357,880.4
Growth & Income		141,174.8	313,177.4	(320,298.9)	134,053.3
Growth Opportunities		139,584.4	470,439.2	(331,853.7)	278,169.9
High Income		484,401.8	2,088,859.7	(2,288,797.4)	284,464.1
International Capital Appreciation		584,885.1	768,000.4	(455,866.5)	897,019.0
Investment Grade Bond		1,944,336.4	1,347,716.2	(1,267,643.6)	2,024,409.0
Mid Cap		344,394.7	198,919.8	(192,193.5)	351,121.0
Overseas		717,186.4	186,200.5	(422,753.9)	480,633.0
Real Estate		531,632.6	404,917.3	(404,073.7)	532,476.2
Strategic Income		2,431,611.4	800,044.0	(1,061,487.3)	2,170,168.1
Target Volatility		37,646.0	0.5	(4,190.6)	33,455.9
Value		157,607.3	48,803.4	(74,622.4)	131,788.3
Value Strategies		1,576.7	—	(398.1)	1,178.6
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable		2,122,838.0	735,880.5	(578,336.2)	2,280,382.3
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate		176,295.3	52,782.6	(73,470.1)	155,607.8
Income		822,565.7	312,137.3	(297,707.2)	836,995.8
Mutual Shares		184,636.9	24,480.6	(46,053.2)	163,064.3
Rising Dividends		353,681.4	625,662.1	(526,775.1)	452,568.4
Strategic Income		786,840.9	131,235.3	(233,814.7)	684,261.5
Templeton Global Bond		2,349,833.8	1,517,689.8	(1,374,286.0)	2,493,237.6
U.S. Government Securities		393,440.0	717,671.8	(667,036.1)	444,075.7
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Global Trends Allocation		13,180.0	—	(2.2)	13,177.8
Multi-Strategy Alternatives		486,477.9	222,420.0	(469,592.9)	239,305.0
Strategic Income	d	220,959.6	54,275.7	(275,235.3)	—
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Global Managed Futures Strategy		376,058.1	265,431.9	(217,112.9)	424,377.1
Long Short Equity		158,586.5	163,504.3	(172,668.1)	149,422.7
Multi-Hedge Strategies		298,883.3	45,388.6	(117,459.2)	226,812.7
Rydex Banking		387,506.0	1,794,121.0	(1,897,272.3)	284,354.7
Rydex Basic Materials		223,072.9	256,071.2	(441,780.3)	37,363.8
Rydex Biotechnology		114,670.9	254,802.8	(290,806.4)	78,667.3
Rydex Commodities Strategy		667,644.8	10,200,944.7	(10,393,837.9)	474,751.6
Rydex Consumer Products		145,024.0	653,286.7	(610,907.6)	187,403.1
Rydex Dow 2X Strategy		184,672.2	1,033,199.1	(1,157,718.4)	60,152.9
Rydex Electronics		111,518.9	439,001.2	(514,759.8)	35,760.3
Rydex Energy		162,890.3	4,772,757.1	(4,772,083.5)	163,563.9
Rydex Energy Services		44,703.4	940,602.3	(955,341.3)	29,964.4
Rydex Europe 1.25X Strategy		81,802.3	792,224.7	(843,121.4)	30,905.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Financial Services		429,737.9	2,298,645.0	(2,651,325.1)	77,057.8
Rydex Government Long Bond 1.2X Strategy		110,686.2	12,943,500.0	(12,835,462.3)	218,723.9
Rydex Health Care		100,406.0	985,040.0	(1,015,103.4)	70,342.6
Rydex High Yield Strategy		66,286.6	1,940,869.2	(1,945,379.6)	61,776.2
Rydex Internet		35,232.3	713,903.4	(710,625.2)	38,510.5
Rydex Inverse Dow 2X Strategy		229,000.0	82,027,818.1	(81,523,628.8)	733,189.3
Rydex Inverse Gov’t Long Bond Strategy		621,502.0	8,789,163.3	(8,861,990.4)	548,674.9
Rydex Inverse Mid-Cap Strategy		9,770.2	1,380,559.2	(1,248,433.1)	141,896.3
Rydex Inverse NASDAQ-100® Strategy		45,894.7	22,069,511.9	(18,965,011.6)	3,150,395.0
Rydex Inverse Russell 2000® Strategy		77,597.1	6,393,814.2	(5,133,572.2)	1,337,839.1
Rydex Inverse S&P 500 Strategy		139,406.5	28,017,488.2	(27,468,210.0)	688,684.7
Rydex Japan 2X Strategy		106,143.3	477,806.9	(576,728.7)	7,221.5
Rydex Leisure		157,210.0	484,234.8	(631,632.2)	9,812.6
Rydex Mid Cap 1.5X Strategy		8,156.6	782,129.2	(780,157.1)	10,128.7
Rydex NASDAQ-100®		319,864.6	5,631,052.5	(5,764,081.9)	186,835.2
Rydex NASDAQ-100® 2X Strategy		272,758.3	3,140,848.1	(3,157,752.6)	255,853.8
Rydex Nova		773,505.4	7,523,132.6	(7,818,835.0)	477,803.0
Rydex Precious Metals		1,055,779.4	11,253,725.3	(12,021,480.4)	288,024.3
Rydex Real Estate		76,910.5	1,699,394.5	(1,510,747.4)	265,557.6
Rydex Retailing		129,197.5	543,637.8	(577,850.9)	94,984.4
Rydex Russell 2000® 1.5X Strategy		23,736.0	309,902.0	(314,995.0)	18,643.0
Rydex Russell 2000® 2X Strategy		135,992.4	6,288,422.7	(6,388,710.1)	35,705.0
Rydex S&P 500 2X Strategy		109,725.1	8,612,570.8	(8,537,499.9)	184,796.0
Rydex S&P 500 Pure Growth		173,406.4	1,455,629.7	(1,444,142.3)	184,893.8
Rydex S&P 500 Pure Value		268,939.3	935,553.1	(1,034,071.7)	170,420.7
Rydex S&P MidCap 400 Pure Growth		67,566.6	325,753.9	(336,472.5)	56,848.0
Rydex S&P MidCap 400 Pure Value		150,452.0	398,396.9	(509,695.5)	39,153.4
Rydex S&P SmallCap 600 Pure Growth		86,686.5	1,186,979.4	(1,193,340.5)	80,325.4
Rydex S&P SmallCap 600 Pure Value		209,000.6	672,893.7	(787,334.9)	94,559.4
Rydex Strengthening Dollar 2X Strategy		26,031.5	2,596,068.8	(2,393,427.0)	228,673.3
Rydex Technology		215,758.4	844,451.6	(934,366.1)	125,843.9
Rydex Telecommunications		132,457.4	540,048.2	(594,734.9)	77,770.7
Rydex Transportation		102,144.5	312,062.0	(396,171.8)	18,034.7
Rydex U.S. Government Money Market		194,564.3	—	(37,400.1)	157,164.2
Rydex Utilities		181,556.4	2,094,704.6	(1,903,983.0)	372,278.0
Rydex Weakening Dollar 2X Strategy		16,802.6	443,417.5	(442,639.8)	17,580.3
VT Floating Rate Strategies		2,417,337.8	4,191,631.2	(3,882,473.4)	2,726,495.6
VT High Yield		873,041.4	822,776.1	(1,252,755.5)	443,062.0
VT Large Cap Value		1,551.8	3.1	(47.2)	1,507.7
VT Small Cap Value		40,274.2	5,560.1	(9,301.3)	36,533.0
VT StylePlus Large Core	e	292.5	—	(292.5)	—
VT StylePlus Large Growth		55,946.3	26,651.8	(35,926.4)	46,671.7
VT StylePlus Mid Growth		64,389.9	43,405.3	(47,671.4)	60,123.8
VT StylePlus Small Growth		54.7	—	—	54.7
VT U.S. Total Return Bond		3,308,760.3	2,059,884.6	(1,832,533.7)	3,536,111.2
VT World Equity Income		13,595.9	—	(538.3)	13,057.6
INVESCO VARIABLE INSURANCE FUNDS:
Balanced-Risk Allocation		277,395.2	467,338.6	(119,448.8)	625,285.0
Comstock		121,986.9	132,554.7	(75,432.9)	179,108.7
Core Equity		83,596.9	19,938.0	(50,954.9)	52,580.0
Core Plus Bond		542,672.7	166,485.6	(290,804.7)	418,353.6
Diversified Dividend		844,458.4	723,150.4	(772,050.2)	795,558.6
Equity and Income		484,637.1	314,745.2	(133,667.1)	665,715.2
Global Real Estate		683,666.7	398,773.9	(289,089.8)	793,350.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Government Money Market		32,331,799.9	394,333,563.6	(372,074,188.0)	54,591,175.5
Government Securities		666,194.4	1,706,777.1	(1,880,744.7)	492,226.8
Growth and Income		162,711.8	54,381.2	(61,153.8)	155,939.2
Health Care		40,698.1	69,635.9	(47,771.0)	62,563.0
High Yield		335,211.4	3,344,186.2	(3,528,224.9)	151,172.7
International Growth		632,626.9	118,303.9	(324,176.1)	426,754.7
Mid Cap Core Equity		163,382.4	104,001.5	(115,546.6)	151,837.3
Technology		109,559.9	231,239.9	(227,384.7)	113,415.1
Value Opportunities		696.4	—	(10.2)	686.2
IVY VARIABLE INSURANCE PORTFOLIOS, INC.:
Asset Strategy		327,886.7	109,341.5	(94.922.1)	342,306.1
Balanced		220,984.1	88,421.7	(195,110.1)	114,295.7
Corporate Bond	g	138,096.9	111,281.1	(133,589.3)	115,788.7
Energy		175,096.0	377,544.0	(374,774.2)	177,865.8
Global Bond		155,271.3	111,387.5	(135,609.6)	131,049.2
Global Equity	h	7,529.5	0.1	(564.4)	6,965.2
Growth		514.8	—	(5.5)	509.3
High Income		679,562.8	2,360,773.4	(2,314,569.0)	725,767.2
Limited Term Bond		328,039.7	207,898.3	(155,947.1)	379,990.9
Mid Cap Growth		208,879.0	183,504.4	(157,594.8)	234,788.6
Natural Resources		195,338.1	173,183.8	(225,750.8)	142,771.1
Science and Technology		156,715.7	147,119.1	(180,213.6)	123,621.2
Value		18,879.9	78,779.3	(57,250.7)	40,408.5
JANUS HENDERSON VIT FUNDS – INSTITUTIONAL:
Balanced	i	1,614,965.4	648,476.2	(453,898.1)	1,809,543.5
Enterprise		1,001,895.4	553,436.8	(447,964.0)	1,107,368.2
Forty		367,950.5	101,267.9	(201,802.9)	267,415.5
Global Research		161,995.0	133,899.3	(127,003.3)	168,891.0
Mid Cap Value		602,712.8	305,768.7	(135,755.3)	772,726.2
Overseas		265,571.6	252,369.9	(206,359.1)	311,582.4
Research		165,541.7	91,943.0	(59,697.0)	197,787.7
JANUS HENDERSON VIT SERIES – SERVICE:
Flexible Bond		2,316,051.2	718,293.1	(1,106,492.6)	1,927,851.7
Global Allocation – Moderate	i	1,563.6	—	(1,563.6)	—
Global Technology		5,827.5	0.1	(78.3)	5,749.3
Global Unconstrained Bond		56,356.0	94,242.4	(88,694.5)	61,903.9
U.S. Low Volatility		83,432.6	616,943.3	(444,060.4)	256,315.5
JOHN HANCOCK VARIABLE INSURANCE TRUST:
Emerging Market Value Trust		674,045.7	977,766.4	(618,035.0)	1,033,777.1
JPMORGAN INSURANCE TRUST:
Global Allocation		1,000,094.8	378,028.3	(673,785.2)	704,337.9
Income Builder		292,689.7	353,488.4	(216,579.8)	429,598.3
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Equity		1,390,711.3	568,093.1	(720,186.4)	1,238,618.0
Global Dynamic Multi-Asset		105,897.8	92,610.8	(41,098.6)	157,410.0
International Equity		878,948.7	296,011.8	(583,398.1)	591,562.4
US Small-Mid Cap Equity		98,834.5	63,429.3	(31,706.9)	130,556.9
US Strategic Equity		7,147.9	182.5	(5,819.5)	1,510.9
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth		178,463.5	174,216.2	(171,703.4)	180,976.3
ClearBridge Dividend Strategy		373,875.8	178,518.8	(166,378.3)	386,016.3
ClearBridge Large Cap Growth		592,487.5	385,042.7	(296,834.5)	680,695.7
ClearBridge Small Cap Growth		181,154.0	1,472,299.6	(1,157,398.4)	496,055.2
QS Dynamic Multi-Strategy		61,823.3	27,403.6	(7,725.9)	81,501.0
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		286,064.2	209,139.6	(349,169.0)	146,034.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
LORD ABBETT SERIES FUND, INC.:
Bond Debenture		1,237,181.9	787,380.8	(1,006,804.1)	1,017,758.6
Calibrated Dividend Growth		261,839.6	249,291.7	(222,659.5)	288,471.8
Classic Stock		4,542.1	—	(1,518.0)	3,024.1
Growth and Income		115,334.9	28,430.1	(36,329.0)	107,436.0
International Opportunities		612,269.3	284,385.6	(394,408.7)	502,246.2
MAINSTAY VP FUNDS TRUST:
MacKay Convertible Service	j	122,223.4	779,151.4	(502,830.5)	398,544.3
MFS VARIABLE INSURANCE TRUST:
Growth Series – Service		58,043.9	150,432.6	(97,770.2)	110,706.3
Value Series – Service		61,232.3	129,078.5	(27,483.8)	162,827.0
NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index		359,686.7	230,766.2	(202,390.6)	388,062.3
International Index		2,545,380.7	2,372,422.9	(1,499,841.8)	3,417,961.8
Mid Cap Index		854,194.8	564,653.6	(413,781.5)	1,005,066.9
Multi-Manager International Value I		—	19,580.7	(0.8)	19,579.9
Multi-Manager Mid Cap Value I		8,771.3	171,209.0	(8,825.1)	171,155.2
Nationwide Fund	a	—	8,963.6	(4,736.5)	4,227.1
NW DFA NVIT Capital Appreciation P		13,866.6	60,575.0	(5,829.9)	68,611.7
NW DFA NVIT Moderate P		151,264.6	19,744.0	(19,572.2)	151,436.4
NW DoubleLine NVIT Total Return		69,412.7	955,631.0	(184,325.9)	840,717.8
NW Neuberger Berman NVIT Sustainable Equity I	k	24,954.1	61,588.4	(57,600.2)	28,942.3
S&P 500 Index		1,596,527.6	1,805,329.9	(1,201,529.8)	2,200,327.7
Small Cap Index		1,333,251.4	1,356,173.8	(967,495.7)	1,721,929.5
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value		35,735.6	288,530.9	(238,192.0)	86,074.5
Mid Cap Growth		84,990.9	36,257.2	(59,347.1)	61,901.0
Mid Cap Intrinsic Value		198,357.2	133,844.1	(156,414.7)	175,786.6
Short Duration Bond		355,153.1	163,644.3	(93,453.1)	425,344.3
Sustainable Equity	k	52,211.6	60.9	(15,633.2)	36,639.3
US Equity Index PutWrite Strategy		86,438.1	362,847.8	(362,737.7)	86,548.2
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Balanced Class 3		107,619.2	51,725.4	(39,026.5)	120,318.1
7Twelve Balanced Class 4		9,986.3	0.1	(8,987.2)	999.2
Anchor Tactical Credit Strategies	l	4,470.0	8,611.8	(13,081.7)	—
BTS Tactical Fixed Income		1,281,919.1	577,372.8	(943,815.8)	915,476.1
Power Dividend Index		367,191.6	388,060.6	(328,358.4)	426,893.8
Power Income 2		128,046.7	291,026.6	(94,886.0)	324,187.3
Power Momentum		105,500.8	270,415.1	(54,022.2)	321,893.7
Probabilities		1,368,881.2	215,835.2	(768,000.7)	816,715.7
TOPS Aggressive Growth ETF – CL 1		5,842.0	—	(5.4)	5,836.6
TOPS Balanced ETF – CL 1		11,411.2	17,779.2	(102.1)	29,088.3
TOPS Conservative ETF – CL 1		24,068.3	15,676.2	(37,739.8)	2,004.7
TOPS Conservative ETF – CL 2		37,622.1	30,478.8	(20,613.2)	47,487.7
TOPS Growth – CL 1		106,401.4	5,485.0	(45.5)	111,840.9
TOPS Growth – CL 2		3,608.1	—	(134.5)	3,473.6
TOPS Managed Risk Balanced ETF – CL 1		29,652.1	7,034.3	(17,872.2)	18,814.2
TOPS Managed Risk Balanced ETF – CL 2		164,394.1	14,738.4	(127,617.5)	51,515.0
TOPS Managed Risk Growth ETF – CL 1		2,422,390.6	152,142.2	(294,531.9)	2,280,000.9
TOPS Managed Risk Growth ETF – CL 2		34,705.1	3,858.4	(8,585.5)	29,978.0
TOPS Managed Risk Moderate Growth ETF – CL 1		123,662.3	244.9	(48,752.1)	75,155.1
TOPS Managed Risk Moderate Growth ETF – CL 2		55,284.9	675.3	(3,275.6)	52,684.6
TOPS Moderate Growth ETF – CL 1		131,260.6	—	(15,673.9)	115,586.7
TOPS Moderate Growth ETF – CL 2		2,582.9	—	(4.5)	2,578.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Conservative Balanced		8,292.7	—	(651.7)	7,641.0
Global		680,966.1	499,596.1	(528,694.3)	651,867.9
Global Multi-Alternatives		75,204.3	52,082.9	(9,541.4)	117,745.8
Global Strategic Income		180,851.6	52,849.0	(49,348.6)	184,352.0
International Growth		1,035,246.4	324,118.8	(376,906.4)	982,458.8
Main Street®		370,725.3	59,489.0	(286,576.1)	143,638.2
Total Return Bond		236,741.0	263,684.0	(329,631.2)	170,793.8
PIMCO VARIABLE INSURANCE TRUST:
All Asset		657,330.4	254,010.3	(241,572.4)	669,768.3
All Asset All Authority – Admin		456,363.2	176,617.0	(299,629.9)	333,350.3
All Asset All Authority – Institutional		52,193.1	—	(23.9)	52,169.2
CommodityRealReturn Strategy		1,688,799.0	1,267,091.7	(1,400,528.9)	1,555,361.8
Dynamic Bond	m	1,004,199.8	764,629.2	(699,892.9)	1,068,936.1
Emerging Markets Bond		1,138,462.9	1,409,672.7	(1,401,985.9)	1,146,149.7
Global Bond Opportunities Unhedged	n	147,780.4	127,950.8	(100,113.2)	175,618.0
Global Core Bond Hedged		32,507.2	65,166.0	(23,826.1)	73,847.1
Global Diversified Allocation		723.5	—	(5.7)	717.8
Global Multi-Asset		87,431.8	108,958.8	(40,286.2)	156,104.4
High Yield		1,470,907.0	4,377,717.5	(4,754,896.6)	1,093,727.9
Income		7,015,054.6	4,863,000.5	(4,345,892.9)	7,532,162.2
International Bond Unhedged	o	357,109.9	434,870.6	(395,606.7)	396,373.8
International Bond US Dollar-Hedged	p	1,940,523.6	1,583,625.9	(1,530,759.5)	1,993,390.0
Long-Term US Government		295,519.2	671,617.6	(414,211.0)	552,925.8
Low Duration		2,119,396.0	1,966,919.2	(1,468,662.8)	2,617,652.4
Real Return		1,661,748.8	768,679.9	(609,752.8)	1,820,675.9
Short-Term		1,824,783.5	7,915,346.0	(4,929,340.9)	4,810,788.6
Total Return		6,206,446.4	2,986,298.6	(2,643,737.6)	6,549,007.4
PROFUNDS VP:
Access VP High Yield		48,546.5	267,251.4	(289,627.2)	26,170.7
Asia 30		144,274.2	323,730.0	(404,095.4)	63,908.8
Banks		151,871.3	488,115.2	(587,475.1)	52,511.4
Basic Materials		139,625.9	274,796.8	(375,340.3)	39,082.4
Bear		253,617.2	3,817,377.7	(3,832,957.4)	238,037.5
Biotechnology		57,029.2	154,601.1	(175,105.9)	36,524.4
Bull		917,444.1	4,380,834.2	(4,804,128.6)	494,149.7
Consumer Goods		233,840.3	129,226.3	(331,671.6)	31,395.0
Consumer Services		103,953.1	386,427.8	(429,189.6)	61,191.3
Emerging Markets		339,846.2	1,041,390.8	(1,232,629.1)	148,607.9
Europe 30		409,245.3	165,330.2	(529,040.1)	45,535.4
Falling U.S. Dollar		8,926.2	121,528.6	(126,024.7)	4,430.1
Financials		366,799.5	523,449.1	(775,722.0)	114,526.6
Government Money Market		3,769,653.7	41,576,160.0	(41,388,933.7)	3,956,880.0
Health Care		109,688.8	506,128.1	(464,375.8)	151,441.1
Industrials		402,917.0	412,108.4	(768,960.2)	46,065.2
International		72,699.7	256,327.9	(313,211.3)	15,816.3
Internet		82,469.4	505,116.8	(462,441.7)	125,144.5
Japan		148,568.9	350,211.0	(419,013.9)	79,766.0
Large-Cap Growth		295,333.0	1,599,812.9	(1,626,075.5)	269,070.4
Large-Cap Value		59,646.3	396,960.2	(338,510.8)	118,095.7
Mid-Cap		1,258,336.3	896,146.2	(1,508,929.9)	645,552.6
Mid-Cap Growth		42,359.3	390,063.9	(416,048.1)	16,375.1
Mid-Cap Value		26,419.5	424,137.4	(413,142.2)	37,414.7
NASDAQ-100®		436,083.9	1,236,569.4	(1,317,435.5)	355,217.8
Oil & Gas		167,528.9	948,988.8	(992,120.7)	124,397.0
Pharmaceuticals		32,147.9	140,771.1	(145,363.9)	27,555.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
PROFUNDS VP: (continued)
Precious Metals		203,960.5	3,083,186.2	(2,966,903.1)	320,243.6
Real Estate		33,578.2	112,463.7	(89,046.6)	56,995.3
Rising Rates Opportunity		180,941.0	5,103,148.0	(4,566,941.1)	717,147.9
Semiconductor		55,942.6	220,696.0	(234,001.3)	42,637.3
Short Emerging Markets		27,120.2	1,467,104.1	(1,359,893.4)	134,330.9
Short International		11,984.1	1,624,661.0	(1,379,772.5)	256,872.6
Short Mid-Cap		12,949.4	795,787.5	(746,286.0)	62,450.9
Short NASDAQ-100		31,996.7	1,835,409.5	(1,734,172.1)	133,234.1
Short Small-Cap		27,185.3	1,123,627.6	(1,110,763.7)	40,049.2
Small Cap		340,283.0	459,906.1	(488,679.3)	311,509.8
Small-Cap Growth		83,451.8	698,061.5	(665,546.9)	115,966.4
Small-Cap Value		137,887.4	595,365.1	(602,298.5)	130,954.0
Technology		109,409.5	308,825.5	(311,384.9)	106,850.1
Telecommunications		41,151.0	124,445.5	(143,977.6)	21,618.9
U.S. Government Plus		123,893.3	4,779,856.6	(4,822,743.7)	81,006.2
UltraBull		70,169.8	633,342.5	(642,089.3)	61,423.0
UltraMid-Cap		47,721.3	188,402.2	(188,094.0)	48,029.5
UltraNASDAQ-100®		480,183.0	8,725,591.8	(9,136,190.8)	69,584.0
UltraShort NASDAQ-100®		197,032.5	145,451,368.5	(145,165,618.2)	482,782.8
UltraSmall-Cap		195,632.5	7,805,680.2	(7,963,200.9)	38,111.8
Utilities		108,476.1	1,052,953.8	(1,007,215.4)	154,214.5
PUTNAM VARIABLE TRUST:
Diversified Income		394,276.0	1,104,584.7	(1,043,302.2)	455,558.5
Equity Income		428,971.9	121,260.6	(137,262.4)	412,970.1
High Yield		321,615.9	1,071,594.9	(1,262,649.0)	130,561.8
Income		910,317.1	662,857.9	(945,595.3)	627,579.7
Mortgage Securities	q	189,533.0	121,237.5	(129,945.0)	180,825.5
Multi Asset Absolute Return	r	156,951.8	102,978.4	(34,419.4)	225,510.8
REDWOOD INVESTMENT MANAGEMENT:
VIT Managed Volatility Class I		987,960.0	313,792.4	(740,169.4)	561,583.0
VIT Managed Volatility Class N		874,026.1	459,887.3	(494,413.6)	839,499.8
ROYCE CAPITAL FUND:
Micro-Cap		128,277.5	63,902.3	(39,191.0)	152,988.8
Small-Cap		370,842.1	108,862.6	(158,105.0)	321,599.7
RUSSELL INVESTMENT FUNDS:
Balanced Strategy		52,104.3	13,449.8	(30,965.9)	34,588.2
Equity Growth Strategy		16,224.0	—	(146.7)	16,077.3
Global Real Estate Securities		43,700.0	—	(14,032.3)	29,667.7
International Developed Markets		8,977.6	—	(150.2)	8,827.4
Moderate Strategy		25,867.4	—	(1,176.6)	24,690.8
Strategic Bond		22,383.4	—	(2,694.2)	19,689.2
U.S. Small Cap Equity		1,275.3	—	(12.7)	1,262.6
U.S. Strategic Equity		9,983.5	—	(2,797.1)	7,186.4
SEI INSURANCE PRODUCTS TRUST:
Balanced Strategy		61,299.5	17,439.6	(20,803.5)	57,935.6
Conservative Strategy		121,023.5	21,020.9	(23,492.4)	118,552.0
Defensive Strategy		98,429.2	26,662.6	(23,894.0)	101,197.8
Market Growth Strategy		210,264.7	36,394.0	(17,585.6)	229,073.1
Market Plus Strategy		77,832.6	12,435.0	(2,441.8)	87,825.8
Moderate Strategy		173,578.8	21,948.9	(34,973.4)	160,554.3
T. ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth II		1,723,183.2	1,460,631.7	(1,347,526.5)	1,836,288.4
Equity Income II		690,922.8	225,271.5	(222,352.5)	693,841.8
Health Sciences II		387,261.9	501,263.4	(466,664.1)	421,861.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
T. ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond II		563,823.6	1,488,321.0	(880,502.2)	1,171,642.4
THIRD AVENUE VARIABLE SERIES TRUST:
Value		128,945.5	17,020.3	(25,981.7)	119,984.1
TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth		86,018.4	69,115.0	(86,966.9)	68,166.5
Strategic Growth		144,789.1	8,753.9	(65,239.1)	88,303.9
TORTOISE VARIABLE INSURANCE PORTFOLIO:
MLP & Pipeline Fund		787,934.3	966,612.2	(690,365.8)	1,064,180.7
VANECK VIP TRUST:
Emerging Markets		990,260.2	700,985.0	(777,995.5)	913,249.7
Global Gold		425,209.2	800,101.6	(799,265.4)	426,045.4
Global Hard Assets		185,100.8	208,505.0	(233,346.7)	160,259.1
Unconstrained Emerging Markets		96,724.4	121,843.0	(139,737.8)	78,829.6
VANGUARD VARIABLE INSURANCE FUND:
Balanced		5,617,272.2	2,605,122.0	(1,739,412.6)	6,482,981.6
Capital Growth		1,749,199.4	971,063.1	(936,469.1)	1,783,793.4
Diversified Value		1,046,542.9	495,499.9	(467,549.2)	1,074,493.6
Equity Income		4,099,046.5	3,141,877.8	(1,849,798.2)	5,391,126.1
Equity Index		7,627,407.7	5,540,378.0	(2,798,155.5)	10,369,630.2
Growth		1,926,006.1	1,486,724.4	(1,025,420.8)	2,387,309.7
High Yield Bond		3,051,090.5	1,713,817.4	(1,743,513.1)	3,021,394.8
International		7,206,991.8	4,762,467.9	(2,491,734.3)	9,477,725.4
Mid-Cap Index		3,449,896.0	2,122,427.9	(1,098,848.4)	4,473,475.5
REIT Index		3,483,170.8	2,080,707.5	(1,389,486.0)	4,174,392.3
Short-Term Investment Grade		12,311,442.1	9,393,625.3	(3,677,860.0)	18,027,207.4
Small Company Growth		1,945,939.6	1,389,698.8	(1,002,700.4)	2,332,938.0
Total Bond Market Index		15,604,268.0	10,462,846.1	(5,026,168.5)	21,040,945.6
Total Stock Market Index		8,617,621.3	4,256,392.7	(2,249,487.3)	10,624,526.7
VIRTUS VARIABLE INSURANCE TRUST:
Duff & Phelps International Series		126,762.8	78,998.6	(100,748.1)	105,013.3
Duff & Phelps Real Estate Securities Series		235,397.5	101,992.7	(81,531.4)	255,858.8
Newfleet Multi-Sector Intermediate Bond Series		992,580.0	178,664.5	(495,212.6)	676,031.9
Rampart Equity Trend	s	44,475.6	3,599.5	(48,075.1)	—
WELLS FARGO VT FUNDS:
Discovery		122,973.3	35,835.7	(37,290.0)	121,519.0
Opportunity		33,513.5	9,233.8	(8,589.0)	34,158.3
WESTCHESTER CAPITAL MANAGEMENT:
Merger Fund VL		1,134,357.4	1,164,510.8	(594,620.8)	1,704,247.4
WILSHIRE VARIABLE INSURANCE TRUST:
2015 ETF	t	3,557.3	—	(3,557.3)	—
2035 ETF	t	2,165.9	—	(2,165.9)	—

Total (Unaudited)		317,964,965.8	1,107,165,448.9	(1,037,155,065.3)	387,975,349.4

*	See Footnote 6 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

(5) Unit Progression

The change in units outstanding for the year ended December 31, 2017 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
AB VARIABLE PRODUCTS SERIES FUND, INC:
Dynamic Asset Allocation		37,898.5	119,483.5	(107,709.0)	49,673.0
Global Thematic Growth		25,449.7	374,508.4	(300,691.7)	99,266.4
Growth and Income		511,289.8	255,110.3	(246,942.1)	519,458.0
International Growth		158,573.3	687,737.2	(516,954.6)	329,355.9
International Value		226,731.6	974,562.4	(954,416.4)	246,877.6
Small Cap Growth		41,000.3	443.8	(11,719.7)	29,724.4
Small-Mid Cap Value		436,397.4	217,985.7	(265,791.1)	388,592.0
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy		649,633.7	1,526,442.1	(1,665,981.9)	510,093.9
THE ALGER PORTFOLIOS:
Capital Appreciation		355,106.7	275,395.3	(250,807.3)	379,694.7
Large Cap Growth		89,115.6	94,791.1	(106,198.8)	77,707.9
Mid Cap Growth		57,644.0	116,145.1	(107,312.5)	66,476.6
Small Cap Growth		6,439.7	3.5	(517.0)	5,926.2
ALPS VARIABLE INVESTMENT TRUST:
ALPS/Alerian Energy Infrastructure		1,124,171.9	570,683.3	(459,654.8)	1,235,200.4
ALPS/Red Rocks Listed Private Equity		48,724.9	280,621.3	(257,426.0)	71,920.2
ALPS VARIABLE INVESTMENT TRUST:
Morningstar ETF Asset Allocation Series:
Aggressive Growth		85,653.3	107,887.8	(9,699.7)	183,841.4
Balanced		713,799.1	177,667.4	(159,641.9)	731,824.6
Conservative		292,347.8	131,583.9	(107,186.3)	316,745.4
Growth		465,438.8	196,998.7	(52,685.0)	609,752.5
Income and Growth		221,321.4	165,476.9	(96,373.6)	290,424.7
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		368,602.1	175,661.0	(58,605.3)	485,657.8
Income & Growth		405,899.6	121,846.0	(135,997.5)	391,748.1
Inflation Protection		542,525.7	504,714.1	(491,710.0)	555,529.8
International		114,533.2	64,473.2	(63,270.2)	115,736.2
Large Company Value		319,588.3	52,314.2	(235,667.5)	136,235.0
Mid Cap Value		375,584.2	6,499.7	(101,458.4)	280,625.5
Ultra		132,626.1	211,788.9	(136,836.9)	207,578.1
Value		523,564.9	189,460.7	(254,347.7)	458,677.9
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation		1,259,330.7	1,050,151.4	(554,713.3)	1,754,768.8
Blue Chip Income and Growth		752,312.1	792,641.4	(579,434.6)	965,518.9
Bond		292,815.7	1,261,367.6	(968,344.7)	585,838.6
Global Bond		159,167.8	130,082.0	(92,555.4)	196,694.4
Growth		1,041,589.2	1,614,290.2	(681,435.6)	1,974,443.8
Growth-Income		896,285.1	778,889.7	(267,110.4)	1,408,064.4
High Income Bond		700,014.9	6,188,539.4	(5,973,402.4)	915,151.9
International		1,123,396.8	1,027,912.0	(413,957.5)	1,737,351.3
Managed Risk Asset Allocation		161,578.2	195,622.0	(98,582.8)	258,617.4
Managed Risk Blue Chip and Growth		113,501.6	160,888.9	(48,672.4)	225,718.1
Managed Risk Growth		18,433.7	—	(445.1)	17,988.6
Managed Risk Growth-Income		3,455.1	—	(59.1)	3,396.0
Managed Risk International		3,706.5	—	(32.6)	3,673.9
Mortgage		251,068.8	256,816.8	(214,385.6)	293,500.0
New World		529,835.8	980,275.3	(287,391.3)	1,222,719.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
AMUNDI PIONEER ASSET MANAGEMENT:	a
Bond	b	767,070.2	347,669.9	(244,861.2)	869,878.9
Emerging Markets		147,838.4	314,426.5	(462,264.9)	—
Equity Income		300,074.6	285,737.9	(183,441.7)	402,370.8
Fund		47,850.8	75,662.4	(83,114.6)	40,398.6
High Yield		150,985.2	308,871.0	(325,900.4)	133,955.8
Mid Cap Value		63,255.2	223,950.5	(235,172.2)	52,033.5
Strategic Income		758,964.9	322,831.9	(312,590.7)	769,206.1
BLACKROCK VARIABLE SERIES FUNDS:
Advantage Large Cap Core	c	42,406.2	69,143.9	(48,513.9)	63,036.2
Advantage Large Cap Value	d	33,805.6	69,446.4	(20,468.7)	82,783.3
Capital Appreciation		2,686.3	487.6	(1,824.3)	1,349.6
Equity Dividend		275,235.2	218,656.7	(151,360.9)	342,531.0
Global Allocation		1,395,911.1	451,245.6	(529,465.8)	1,317,690.9
High Yield		1,924,791.5	6,962,333.9	(7,398,683.0)	1,488,442.4
iShares® Alternative Strategies		118,657.1	269,305.3	(129,723.7)	258,238.7
iShares® Dynamic Fixed Income		56,055.1	68,998.9	(39,236.8)	85,817.2
Large Cap Focus Growth	e	44,059.2	248,553.8	(138,524.3)	154,088.7
Total Return		884,908.4	662,155.1	(431,811.3)	1,115,252.2
U.S. Government Bond		199,919.8	94,347.1	(182,248.2)	112,018.7
CALVERT VARIABLE PRODUCTS:
SRI Balanced		42,933.4	73,818.4	(12,441.3)	104,310.5
COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy		1,060,319.4	568,376.5	(251,852.7)	1,376,843.2
Select Large-Cap Value		204,198.1	365,466.3	(209,644.6)	360,019.8
Select Smaller-Cap Value		295,379.4	132,586.7	(298,061.8)	129,904.3
Seligman Global Technology		201,787.0	832,628.4	(722,740.2)	311,675.2
Strategic Income		54,373.9	422,965.2	(253,578.9)	223,760.2
CREDIT SUISSE TRUST:
Commodity Return Strategy		310,011.4	372,114.1	(387,713.1)	294,412.4
DFA INVESTMENT DIMENSIONS GROUP, INC.:
VA Equity Allocation	s	—	92,512.4	(7.0)	92,505.4
VA Global Bond		7,071,323.3	2,631,226.3	(1,212,538.8)	8,490,010.8
VA Global Moderate Allocation		2,325,218.7	1,419,825.9	(206,466.5)	3,538,578.1
VA International Small		2,690,075.1	1,453,065.2	(549,518.2)	3,593,622.1
VA International Value		4,937,846.6	2,573,091.9	(1,040,988.5)	6,469,950.0
VA Short-Term Fixed		3,448,443.3	2,335,097.2	(1,383,919.5)	4,399,621.0
VA U.S. Large Value		4,918,412.7	2,689,713.4	(1,001,994.8)	6,606,131.3
VA U.S. Targeted Value		3,187,902.5	1,975,167.7	(913,085.0)	4,249,985.2
DELAWARE VIP TRUST:
Small Cap Value Series		645,086.7	512,715.9	(664,907.2)	492,895.4
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		837,720.4	647,020.8	(546,535.4)	938,205.8
DREYFUS STOCK INDEX FUND:		2,038,423.7	1,411,245.9	(1,151,290.3)	2,298,379.3
DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.	f	36,009.4	43,187.7	(44,267.4)	34,929.7
DREYFUS VARIABLE INVESTMENT FUND:
International Value		352,759.2	107,585.9	(81,817.0)	378,528.1
EATON VANCE VARIABLE TRUST: Floating-Rate Income		5,370,780.8	3,284,221.9	(3,844,162.0)	4,810,840.7
Large-Cap Value	g	71,734.9	7,079.8	(78,814.7)	—
FEDERATED INSURANCE SERIES:
High Income Bond II		392,962.8	1,028,212.2	(918,404.8)	502,770.2
Kaufmann II		80,495.6	92,553.7	(59,739.1)	113,310.2
Managed Volatility II		382,298.5	64,315.3	(84,089.0)	362,524.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced		537,461.0	449,527.5	(261,724.7)	725,263.8
Contrafund		1,231,397.5	475,547.4	(571,222.0)	1,135,722.9
Disciplined Small Cap		115,940.6	133,959.1	(145,045.3)	104,854.4
Dynamic Capital Appreciation		1,875.9	—	—	1,875.9
Equity-Income		135,678.4	107,637.5	(30,726.9)	212,589.0
Freedom Income		3,819.6	77,888.4	(13,930.5)	67,777.5
Funds Manager 20%		1,486.5	—	(19.3)	1,467.2
Funds Manager 50%		42,737.6	2,072.1	(6,936.9)	37,872.8
Funds Manager 60%		56,794.6	—	(1,393.0)	55,401.6
Funds Manager 70%		83.6	—	(0.1)	83.5
Growth		215,743.1	529,284.9	(244,749.7)	500,278.3
Growth & Income		143,525.4	58,607.2	(60,957.8)	141,174.8
Growth Opportunities		60,833.9	156,861.6	(78,111.1)	139,584.4
High Income		615,012.7	3,655,817.4	(3,786,428.3)	484,401.8
International Capital Appreciation		401,981.9	401,854.7	(218,951.5)	584,885.1
Investment Grade Bond		1,371,105.6	1,378,416.6	(805,185.8)	1,944,336.4
Mid Cap		281,294.7	169,938.7	(106,838.7)	344,394.7
Overseas		613,889.4	275,696.5	(172,399.5)	717,186.4
Real Estate		546,492.5	236,173.9	(251,033.8)	531,632.6
Strategic Income		1,883,968.5	1,442,792.8	(895,149.9)	2,431,611.4
Target Volatility		40,738.8	—	(3,092.8)	37,646.0
Value		169,439.2	62,635.8	(74,467.7)	157,607.3
Value Strategies		3,007.5	—	(1,430.8)	1,576.7
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable		1,695,359.7	962,570.2	(535,091.9)	2,122,838.0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate		179,323.0	38,168.8	(41,196.5)	176,295.3
High Income	g	535,958.7	91,525.1	(627,483.8)	—
Income		661,464.3	644,169.4	(483,068.0)	822,565.7
Mutual Shares		200,028.3	80,639.5	(96,030.9)	184,636.9
Rising Dividends		367,214.0	158,588.1	(172,120.7)	353,681.4
Strategic Income		812,965.1	229,591.1	(255,715.3)	786,840.9
Templeton Global Bond		2,178,030.5	918,419.0	(746,615.7)	2,349,833.8
U.S. Government Securities		395,171.0	190,010.6	(191,741.6)	393,440.0
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Global Trends Allocation		13,182.4	—	(2.4)	13,180.0
Multi-Strategy Alternatives		141,050.3	363,233.4	(17,805.8)	486,477.9
Strategic Income		174,480.9	162,804.6	(116,325.9)	220,959.6
GUGGENHEIM VARIABLE INSURANCE FUNDS
CLS AdvisorOne Global Diversified Equity Fund	h	30,429.4	303.5	(30,732.9)	—
CLS AdvisorOne Global Growth Fund	h	32.5	—	(32.5)	—
CLS AdvisorOne Growth and Income Fund	h	15,613.6	—	(15,613.6)	—
Global Managed Futures Strategy		353,359.6	247,206.2	(224,507.7)	376,058.1
Long Short Equity		112,803.3	91,516.5	(45,733.3)	158,586.5
Multi-Hedge Strategies		477,569.2	61,612.5	(240,298.4)	298,883.3
Rydex Banking		825,828.1	2,419,125.5	(2,857,447.6)	387,506.0
Rydex Basic Materials		167,274.1	924,346.7	(868,547.9)	223,072.9
Rydex Biotechnology		69,891.0	450,150.0	(405,370.1)	114,670.9
Rydex Commodities Strategy		277,406.1	7,166,425.4	(6,776,186.7)	667,644.8
Rydex Consumer Products		134,659.2	487,251.1	(476,886.3)	145,024.0
Rydex Dow 2X Strategy		125,691.2	681,671.3	(622,690.3)	184,672.2
Rydex Electronics		73,915.4	794,386.5	(756,783.0)	111,518.9
Rydex Energy		225,646.7	7,145,770.2	(7,208,526.6)	162,890.3
Rydex Energy Services		67,107.0	960,692.9	(983,096.5)	44,703.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Europe 1.25X Strategy		38,439.1	745,740.5	(702,377.3)	81,802.3
Rydex Financial Services		318,606.8	2,329,647.5	(2,218,516.4)	429,737.9
Rydex Government Long Bond 1.2X Strategy		271,604.3	15,412,103.3	(15,573,021.4)	110,686.2
Rydex Health Care		53,069.8	738,070.7	(690,734.5)	100,406.0
Rydex High Yield Strategy		78,839.1	1,724,072.0	(1,736,624.5)	66,286.6
Rydex Internet		77,886.6	640,329.8	(682,984.1)	35,232.3
Rydex Inverse Dow 2X Strategy		315,194.6	32,438,930.5	(32,525,125.1)	229,000.0
Rydex Inverse Gov’t Long Bond Strategy		213,779.2	48,006,712.3	(47,598,989.5)	621,502.0
Rydex Inverse Mid-Cap Strategy		12,703.8	791,535.2	(794,468.8)	9,770.2
Rydex Inverse NASDAQ-100® Strategy		335,152.0	22,367,014.8	(22,656,272.1)	45,894.7
Rydex Inverse Russell 2000® Strategy		165,953.0	13,963,573.6	(14,051,929.5)	77,597.1
Rydex Inverse S&P 500 Strategy		134,123.3	12,063,290.4	(12,058,007.2)	139,406.5
Rydex Japan 2X Strategy		12,330.9	553,000.2	(459,187.8)	106,143.3
Rydex Leisure		166,888.6	718,703.2	(728,381.8)	157,210.0
Rydex Mid Cap 1.5X Strategy		34,943.7	975,369.4	(1,002,156.5)	8,156.6
Rydex NASDAQ-100®		201,784.3	3,913,453.4	(3,795,373.1)	319,864.6
Rydex NASDAQ-100® 2X Strategy		345,487.8	1,097,316.9	(1,170,046.4)	272,758.3
Rydex Nova		444,403.2	7,919,729.9	(7,590,627.7)	773,505.4
Rydex Precious Metals		314,781.4	14,394,752.1	(13,653,754.1)	1,055,779.4
Rydex Real Estate		83,920.1	1,452,994.6	(1,460,004.2)	76,910.5
Rydex Retailing		74,994.1	667,064.5	(612,861.1)	129,197.5
Rydex Russell 2000® 1.5X Strategy		33,690.8	588,591.4	(598,546.2)	23,736.0
Rydex Russell 2000® 2X Strategy		172,365.6	5,432,430.4	(5,468,803.6)	135,992.4
Rydex S&P 500 2X Strategy		125,427.7	8,214,743.5	(8,230,446.1)	109,725.1
Rydex S&P 500 Pure Growth		154,244.8	2,505,197.5	(2,486,035.9)	173,406.4
Rydex S&P 500 Pure Value		162,220.9	804,773.1	(698,054.7)	268,939.3
Rydex S&P MidCap 400 Pure Growth		59,139.0	406,531.9	(398,104.3)	67,566.6
Rydex S&P MidCap 400 Pure Value		141,004.0	479,679.3	(470,231.3)	150,452.0
Rydex S&P SmallCap 600 Pure Growth		181,520.2	702,115.6	(796,949.3)	86,686.5
Rydex S&P SmallCap 600 Pure Value		196,341.0	924,848.1	(912,188.5)	209,000.6
Rydex Strengthening Dollar 2X Strategy		289,817.4	1,443,625.7	(1,707,411.6)	26,031.5
Rydex Technology		209,062.4	844,435.8	(837,739.8)	215,758.4
Rydex Telecommunications		184,411.9	558,434.9	(610,389.4)	132,457.4
Rydex Transportation		154,604.5	580,632.7	(633,092.7)	102,144.5
Rydex U.S. Government Money Market		228,392.4	6,579.0	(40,407.1)	194,564.3
Rydex Utilities		189,643.9	1,073,009.5	(1,081,097.0)	181,556.4
Rydex Weakening Dollar 2X Strategy		18,352.9	1,191,572.7	(1,193,123.0)	16,802.6
VT Floating Rate Strategies		1,984,177.8	1,796,177.5	(1,363,017.5)	2,417,337.8
VT High Yield		1,558,354.4	2,083,185.0	(2,768,498.0)	873,041.4
VT Large Cap Value		1,592.0	—	(40.2)	1,551.8
VT Small Cap Value		77,305.6	58,420.6	(95,452.0)	40,274.2
VT StylePlus Large Core		297.0	—	(4.5)	292.5
VT StylePlus Large Growth		62,023.4	25,898.1	(31,975.2)	55,946.3
VT StylePlus Mid Growth		55,228.0	16,574.3	(7,412.4)	64,389.9
VT StylePlus Small Growth		54.7	—	—	54.7
VT U.S. Total Return Bond		2,585,588.8	1,760,735.4	(1,037,563.9)	3,308,760.3
VT World Equity Income		14,201.6	—	(605.7)	13,595.9
INVESCO VARIABLE INSURANCE FUNDS:
Balanced-Risk Allocation		282,360.2	239,693.0	(244,658.0)	277,395.2
Comstock		114,872.0	53,484.6	(46,369.7)	121,986.9
Core Equity		94,909.2	9,681.3	(20,993.6)	83,596.9
Core Plus Bond		42,949.4	617,264.6	(117,541.3)	542,672.7
Diversified Dividend		1,089,423.3	649,504.4	(894,469.3)	844,458.4
Equity and Income		513,273.3	201,420.3	(230,056.5)	484,637.1
Global Health Care		52,107.3	87,263.2	(98,672.4)	40,698.1
Global Real Estate		555,650.7	311,049.7	(183,033.7)	683,666.7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Government Money Market		27,074,731.6	335,537,182.3	(330,280,114.0)	32,331,799.9
Government Securities		670,186.7	2,219,720.0	(2,223,712.3)	666,194.4
Growth and Income		194,020.0	102,456.4	(133,764.6)	162,711.8
High Yield		1,065,633.0	2,586,453.8	(3,316,875.4)	335,211.4
International Growth		754,588.6	308,363.6	(430,325.3)	632,626.9
Mid Cap Core Equity		152,821.0	129,358.4	(118,797.0)	163,382.4
Technology		13,330.0	310,394.9	(214,165.0)	109,559.9
Value Opportunities		710.2	—	(13.8)	696.4
IVY VARIABLE INSURANCE PORTFOLIOS, INC.:
Asset Strategy		580,621.9	41,297.2	(294,032.4)	327,886.7
Balanced		237,815.9	119,130.9	(135,962.7)	220,984.1
Bond		115,752.2	72,193.6	(49,848.9)	138,096.9
Dividend Opportunities		8,713.3	—	(1,183.8)	7,529.5
Energy		282,373.7	387,885.6	(495,163.3)	175,096.0
Global Bond		92,201.7	159,374.4	(96,304.8)	155,271.3
Growth		902.9	—	(388.1)	514.8
High Income		1,334,771.8	2,346,243.0	(3,001,452.0)	679,562.8
Limited Term Bond		342,192.5	98,272.8	(112,425.6)	328,039.7
Mid Cap Growth		183,331.0	60,799.3	(35,251.3)	208,879.0
Natural Resources	i	226,556.2	210,781.8	(241,999.9)	195,338.1
Science and Technology		152,966.5	148,862.9	(145,113.7)	156,715.7
Value		44,945.8	16,331.0	(42,396.9)	18,879.9
JANUS HENDERSON VIT FUNDS – INSTITUTIONAL:	j
Balanced		1,621,711.2	207,732.9	(214,478.7)	1,614,965.4
Enterprise		818,897.3	654,069.8	(471,071.7)	1,001,895.4
Forty		337,676.7	235,156.7	(204,882.9)	367,950.5
Global Research		73,056.2	219,804.1	(130,865.3)	161,995.0
Overseas		154,816.1	680,285.9	(569,530.4)	265,571.6
Perkins Mid Cap Value		833,015.9	229,761.5	(460,064.6)	602,712.8
Research	k	127,681.3	93,746.6	(55,886.2)	165,541.7
JANUS HENDERSON VIT SERIES – SERVICE:	j
Flexible Bond		2,578,931.6	413,962.6	(676,843.0)	2,316,051.2
Global Allocation – Moderate		1,565.2	—	(1.6)	1,563.6
Global Technology		7,118.2	—	(1,290.7)	5,827.5
Global Unconstrained Bond		29,733.9	38,037.4	(11,415.3)	56,356.0
U.S. Low Volatility	l	—	319,365.0	(235,932.4)	83,432.6
JOHN HANCOCK VARIABLE INSURANCE TRUST:
Emerging Market Value Trust	237,022.0		607,402.9	(170,379.2)	674,045.7
JPMORGAN INSURANCE TRUST:
Global Allocation	763,954.4		734,648.2	(498,507.8)	1,000,094.8
Income Builder	312,185.2		291,343.7	(310,839.2)	292,689.7
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Equity	1,252,234.1		970,703.5	(832,226.3)	1,390,711.3
Global Dynamic Multi-Asset	81,687.2		42,242.7	(18,032.1)	105,897.8
International Equity	821,183.3		352,637.5	(294,872.1)	878,948.7
US Small-Mid Cap Equity	77,140.2		83,222.7	(61,528.4)	98,834.5
US Strategic Equity	92,243.0		4,486.8	(89,581.9)	7,147.9
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth	512,777.0		62,151.1	(396,464.6)	178,463.5
ClearBridge Dividend Strategy	361,525.2		376,410.5	(364,059.9)	373,875.8
ClearBridge Large Cap Growth	347,604.8		548,464.8	(303,582.1)	592,487.5
ClearBridge Small Cap Growth	123,565.4		425,328.2	(367,739.6)	181,154.0
QS Dynamic Multi-Strategy	65,685.2		3,917.4	(7,779.3)	61,823.3
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond	138,607.5		1,409,341.7	(1,261,885.0)	286,064.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
LORD ABBETT SERIES FUND, INC.:
Bond Debenture		1,039,771.8	1,066,036.0	(868,625.9)	1,237,181.9
Calibrated Dividend Growth		248,800.9	52,118.2	(39,079.5)	261,839.6
Classic Stock		4,549.9	—	(7.8)	4,542.1
Growth and Income		386,601.6	31,393.0	(302,659.7)	115,334.9
International Oportunities		373,405.1	748,090.3	(509,226.1)	612,269.3
MAINSTAY VP FUNDS TRUST:
MainStay VP Convertible Service	o	—	258,888.6	(136,665.2)	122,223.4
MFS VARIABLE INSURANCE TRUST:
Growth Series – Service		24,319.9	34,858.8	(1,134.8)	58,043.9
Value Series – Service		25,508.2	37,216.5	(1,492.4)	61,232.3
NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index		372,365.9	264,094.7	(276,773.9)	359,686.7
International Index		1,326,699.9	1,960,561.2	(741,880.4)	2,545,380.7
Mid Cap Index		800,429.7	419,173.2	(365,408.1)	854,194.8
Multi-Manager International Value I	o	—	121.9	(121.9)	—
Multi-Manager Mid Cap Value I	o	—	8,778.2	(6.9)	8,771.3
NW DFA NVIT Capital Appreciation P	o	—	13,906.8	(40.2)	13,866.6
NW DFA NVIT Moderate P	o	—	186,182.4	(34,917.8)	151,264.6
NW DoubleLine NVIT Total Return	s	—	69,422.8	(10.1)	69,412.7
NW Neuberger Berman NVIT Socially Responsible I	o	—	101,537.1	(76,583.0)	24,954.1
S&P 500 Index		847,210.9	1,888,392.4	(1,139,075.7)	1,596,527.6
Small Cap Index		814,454.5	1,190,827.0	(672,030.1)	1,333,251.4
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value		285,971.1	139,163.9	(389,399.4)	35,735.6
Mid Cap Growth		64,811.9	45,134.3	(24,955.3)	84,990.9
Mid Cap Intrinsic Value		202,015.1	116,179.3	(119,837.2)	198,357.2
Short Duration Bond		340,615.3	110,187.9	(95,650.1)	355,153.1
Socially Responsive		70,965.2	40,135.4	(58,889.0)	52,211.6
US Equity Index PutWrite Strategy	m	111,654.7	294,314.4	(319,531.0)	86,438.1
NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Balanced Class 3		45,084.8	76,752.7	(14,218.3)	107,619.2
7Twelve Balanced Class 4		10,025.4	—	(39.1)	9,986.3
Adaptive Allocation	p	1,494.7	—	(1,494.7)	—
Anchor Tactical Credit Strategies	af	704,589.6	266,913.5	(967,033.1)	4,470.0
BTS Tactical Fixed Income		795,570.1	1,128,583.8	(642,234.8)	1,281,919.1
Changing Parameters	r	723,910.5	12,831.1	(736,741.6)	—
JNF Exceed Defined Shield	n	44,871.0	—	(44,871.0)	—
Mariner Managed Futures Strategy	q	556,927.8	45.3	(556,973.1)	—
Power Dividend Index	u	49,450.3	412,602.8	(94,861.5)	367,191.6
Power Income		120,172.6	96,085.8	(88,211.7)	128,046.7
Power Momentum	t	75,670.2	68,930.2	(39,099.6)	105,500.8
Probabilities		1,508,487.4	370,639.0	(510,245.2)	1,368,881.2
TOPS Aggressive Growth ETF – CL 1		6,187.9	1,713.5	(2,059.4)	5,842.0
TOPS Balanced ETF – CL 1		13,395.2	—	(1,984.0)	11,411.2
TOPS Conservative ETF – CL 1		24,079.0	—	(10.7)	24,068.3
TOPS Conservative ETF – CL 2		24,063.4	36,937.5	(23,378.8)	37,622.1
TOPS Growth – CL 1		146,450.9	1,636.4	(41,685.9)	106,401.4
TOPS Growth – CL 2		3,737.0	—	(128.9)	3,608.1
TOPS Managed Risk Balanced ETF – CL 1		42,850.5	—	(13,198.4)	29,652.1
TOPS Managed Risk Balanced ETF – CL 2		174,577.7	21,141.0	(31,324.6)	164,394.1
TOPS Managed Risk Growth ETF – CL 1		2,539,874.6	116,299.9	(233,783.9)	2,422,390.6
TOPS Managed Risk Growth ETF – CL 2		30,726.5	15,454.5	(11,475.9)	34,705.1
TOPS Managed Risk Moderate Growth ETF – CL 1		127,253.9	—	(3,591.6)	123,662.3
TOPS Managed Risk Moderate Growth ETF – CL 2		60,315.4	19,217.4	(24,247.9)	55,284.9
TOPS Moderate Growth ETF – CL 1		145,456.5	—	(14,195.9)	131,260.6
TOPS Moderate Growth ETF – CL 2		2,587.5	0.4	(5.0)	2,582.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Conservative Balanced		8,295.4	—	(2.7)	8,292.7
Global		585,139.6	672,567.7	(576,741.2)	680,966.1
Global Multi-Alternatives		45,863.4	44,789.9	(15,449.0)	75,204.3
Global Strategic Income		154,080.5	255,213.1	(228,442.0)	180,851.6
International Growth		891,540.2	523,324.3	(379,618.1)	1,035,246.4
Main Street®		150,079.2	426,908.6	(206,262.5)	370,725.3
Total Return Bond	v	140,461.7	267,112.5	(170,833.2)	236,741.0
PIMCO VARIABLE INSURANCE TRUST:
All Asset		660,692.6	452,550.1	(455,912.3)	657,330.4
All Asset All Authority – Admin		209,208.0	375,313.7	(128,158.5)	456,363.2
All Asset All Authority – Institutional		85,437.4	—	(33,244.3)	52,193.1
CommodityRealReturn Strategy		1,594,149.2	916,172.2	(821,522.4)	1,688,799.0
Emerging Markets Bond		970,854.6	1,520,549.5	(1,352,941.2)	1,138,462.9
Foreign Bond Unhedged		357,228.5	458,803.0	(458,921.6)	357,109.9
Foreign Bond US Dollar-Hedged		1,235,935.7	1,252,999.0	(548,411.1)	1,940,523.6
Global Bond Unhedged		139,461.5	142,121.8	(133,802.9)	147,780.4
Global Core Bond Hedged	w	25,155.7	23,348.2	(15,996.7)	32,507.2
Global Diversified Allocation		729.7	—	(6.2)	723.5
Global Multi-Asset		81,672.4	62,138.4	(56,379.0)	87,431.8
High Yield		1,680,231.4	12,700,526.0	(12,909,850.4)	1,470,907.0
Income		1,670,931.2	8,029,422.2	(2,685,298.8)	7,015,054.6
Long-Term US Government		216,053.9	469,938.5	(390,473.2)	295,519.2
Low Duration		2,300,456.5	985,116.2	(1,166,176.7)	2,119,396.0
Real Return		1,269,995.5	692,337.4	(300,584.1)	1,661,748.8
Short-Term		1,475,894.8	2,098,263.5	(1,749,374.8)	1,824,783.5
Total Return		5,634,649.1	2,171,467.6	(1,599,670.3)	6,206,446.4
Unconstrained Bond		911,604.6	413,426.9	(320,831.7)	1,004,199.8
PROFUNDS VP:
Access VP High Yield		67,644.4	704,847.9	(723,945.8)	48,546.5
Asia 30		65,409.0	535,738.1	(456,872.9)	144,274.2
Banks		88,309.3	506,997.6	(443,435.6)	151,871.3
Basic Materials		88,589.4	491,212.0	(440,175.5)	139,625.9
Bear		167,628.1	1,639,217.6	(1,553,228.5)	253,617.2
Biotechnology		33,026.1	242,480.9	(218,477.8)	57,029.2
Bull		638,527.4	3,405,799.0	(3,126,882.3)	917,444.1
Consumer Goods		59,920.3	300,604.6	(126,684.6)	233,840.3
Consumer Services		59,433.5	340,291.9	(295,772.3)	103,953.1
Emerging Markets		125,317.6	2,643,976.2	(2,429,447.6)	339,846.2
Europe 30		69,753.2	1,166,638.1	(827,146.0)	409,245.3
Falling U.S. Dollar		7,253.3	336,370.8	(334,697.9)	8,926.2
Financials		282,573.2	670,209.0	(585,982.7)	366,799.5
Government Money Market		3,185,739.0	49,002,879.7	(48,418,965.0)	3,769,653.7
Health Care		62,353.4	371,028.3	(323,692.9)	109,688.8
Industrials		374,744.3	457,582.6	(429,409.9)	402,917.0
International		18,040.2	1,527,987.6	(1,473,328.1)	72,699.7
Internet		56,626.0	433,398.6	(407,555.2)	82,469.4
Japan		152,592.8	255,392.5	(259,416.4)	148,568.9
Large-Cap Growth		205,496.1	1,727,016.3	(1,637,179.4)	295,333.0
Large-Cap Value		188,330.5	223,108.0	(351,792.2)	59,646.3
Mid-Cap		1,503,211.5	1,638,097.7	(1,882,972.9)	1,258,336.3
Mid-Cap Growth		25,542.6	173,578.8	(156,762.1)	42,359.3
Mid-Cap Value		256,607.5	183,057.9	(413,245.9)	26,419.5
NASDAQ-100		526,669.9	2,069,905.2	(2,160,491.2)	436,083.9
Oil & Gas		372,457.7	779,213.1	(984,141.9)	167,528.9
Pharmaceuticals		23,119.9	179,239.4	(170,211.4)	32,147.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
PROFUNDS VP: (continued)
Precious Metals		218,922.8	1,512,126.7	(1,527,089.0)	203,960.5
Real Estate		27,102.3	230,508.5	(224,032.6)	33,578.2
Rising Rates Opportunity		404,099.6	3,134,076.4	(3,357,235.0)	180,941.0
Semiconductor		46,534.3	424,006.8	(414,598.5)	55,942.6
Short Emerging Markets		37,113.5	382,126.7	(392,120.0)	27,120.2
Short International		2,221.2	168,448.1	(158,685.2)	11,984.1
Short Mid-Cap		701.0	416,943.1	(404,694.7)	12,949.4
Short NASDAQ-100		53,975.0	3,103,459.7	(3,125,438.0)	31,996.7
Short Small-Cap		38,987.5	1,303,560.7	(1,315,362.9)	27,185.3
Small Cap		501,794.8	367,738.2	(529,250.0)	340,283.0
Small-Cap Growth		153,587.0	596,122.7	(666,257.9)	83,451.8
Small-Cap Value		564,508.0	501,672.9	(928,293.5)	137,887.4
Technology		73,016.2	508,558.9	(472,165.6)	109,409.5
Telecommunications		45,435.5	94,423.1	(98,707.6)	41,151.0
U.S. Government Plus		179,106.7	4,975,745.7	(5,030,959.1)	123,893.3
UltraBull		81,779.6	553,376.3	(564,986.1)	70,169.8
UltraMid-Cap		62,587.2	135,042.5	(149,908.4)	47,721.3
UltraNASDAQ-100		310,903.8	10,058,337.6	(9,889,058.4)	480,183.0
UltraShort NASDAQ-100		549,889.7	11,340,553.4	(11,693,410.6)	197,032.5
UltraSmall-Cap		59,216.8	8,418,796.2	(8,282,380.5)	195,632.5
Utilities		121,246.7	436,439.6	(449,210.2)	108,476.1
PUTNAM VARIABLE TRUST:
Absolute Return 500		124,926.2	162,296.1	(130,270.5)	156,951.8
American Government Income		100,533.8	119,161.0	(30,161.8)	189,533.0
Diversified Income		197,214.8	534,280.3	(337,219.1)	394,276.0
Equity Income		247,614.3	481,125.0	(299,767.4)	428,971.9
High Yield		1,230,017.4	919,620.6	(1,828,022.1)	321,615.9
Income		603,850.1	858,091.0	(551,624.0)	910,317.1
REDWOOD INVESTMENT MANAGEMENT:
VIT Managed Volatility Class I		1,168,360.6	53,883.9	(234,284.5)	987,960.0
VIT Managed Volatility Class N		598,779.9	705,760.3	(430,514.1)	874,026.1
ROYCE CAPITAL FUND:
Micro-Cap		222,260.8	167,635.7	(261,619.0)	128,277.5
Small-Cap		387,158.5	174,128.0	(190,444.4)	370,842.1
RUSSELL INVESTMENT FUNDS:
Balanced Strategy		61,722.0	7.3	(9,625.0)	52,104.3
Equity Growth Strategy		17,139.8	0.3	(916.1)	16,224.0
Global Real Estate Securities		66,619.2	—	(22,919.2)	43,700.0
International Developed Markets	x	11,023.3	—	(2,045.7)	8,977.6
Moderate Strategy		25,966.5	3.8	(102.9)	25,867.4
Strategic Bond	y	29,385.9	—	(7,002.5)	22,383.4
U.S. Small Cap Equity	z	1,496.3	—	(221.0)	1,275.3
U.S. Strategic Equity	aa	12,071.3	—	(2,087.8)	9,983.5
SEI INSURANCE PRODUCTS TRUST:
Balanced Strategy		37,869.3	47,642.6	(24,212.4)	61,299.5
Conservative Strategy		138,840.4	71,769.6	(89,586.5)	121,023.5
Defensive Strategy		92,175.7	92,679.6	(86,426.1)	98,429.2
Market Growth Strategy		186,200.9	40,524.4	(16,460.6)	210,264.7
Market Plus Strategy		75,912.7	7,041.4	(5,121.5)	77,832.6
Moderate Strategy		129,861.7	72,762.3	(29,045.2)	173,578.8
T. ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth II		1,450,807.6	1,207,804.8	(935,429.2)	1,723,183.2
Equity Income II		820,466.2	205,123.9	(334,667.3)	690,922.8
Health Sciences II		388,033.8	461,474.9	(462,246.8)	387,261.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
T. ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond II		767,468.5	508,549.5	(712,194.4)	563,823.6
THIRD AVENUE VARIABLE SERIES TRUST:
Value		280,059.3	75,360.2	(226,474.0)	128,945.5
TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth		172,525.3	135,932.6	(222,439.5)	86,018.4
Strategic Growth		173,757.5	26,082.2	(55,050.6)	144,789.1
TORTOISE VARIABLE INSURANCE PORTFOLIO:
MLP & Pipeline Fund		752,066.7	616,237.9	(580,370.3)	787,934.3
VANECK VIP TRUST:
Emerging Markets		688,302.5	1,042,115.1	(740,157.4)	990,260.2
Global Gold		466,490.8	1,083,685.1	(1,124,966.7)	425,209.2
Global Hard Assets		262,507.5	159,539.1	(236,945.8)	185,100.8
Unconstrained Emerging Markets		63,470.5	374,865.0	(341,611.1)	96,724.4
VANGUARD VARIABLE INSURANCE FUND:
Balanced		3,633,415.3	2,769,014.1	(785,157.2)	5,617,272.2
Capital Growth		994,721.8	1,135,318.9	(380,841.3)	1,749,199.4
Diversified Value		1,108,575.4	513,028.7	(575,061.2)	1,046,542.9
Equity Income		3,292,144.4	1,762,389.5	(955,487.4)	4,099,046.5
Equity Index		5,122,888.5	4,322,920.7	(1,818,401.5)	7,627,407.7
Growth		1,352,684.9	1,096,396.9	(523,075.7)	1,926,006.1
High Yield Bond		2,193,867.6	1,763,132.0	(905,909.1)	3,051,090.5
International		4,359,611.4	4,302,513.2	(1,455,132.8)	7,206,991.8
Mid-Cap Index		2,318,965.2	1,719,481.7	(588,550.9)	3,449,896.0
REIT Index		2,907,962.7	1,540,377.2	(965,169.1)	3,483,170.8
Short-Term Investment Grade		9,902,719.5	5,470,006.1	(3,061,283.5)	12,311,442.1
Small Company Growth		1,350,144.1	1,275,855.2	(680,059.7)	1,945,939.6
Total Bond Market Index		10,492,180.1	7,758,444.0	(2,646,356.1)	15,604,268.0
Total Stock Market Index		6,052,704.1	3,645,835.5	(1,080,918.3)	8,617,621.3
VIRTUS VARIABLE INSURANCE TRUST:
Duff & Phelps International Series	ab	107,470.7	35,857.7	(16,565.6)	126,762.8
Duff & Phelps Real Estate Securities Series	ac	229,865.7	113,952.1	(108,420.3)	235,397.5
Newfleet Multi-Sector Intermediate Bond Series	ad	558,849.1	823,105.0	(389,374.1)	992,580.0
Rampart Equity Trend	ae	131,826.1	5,203.2	(92,553.7)	44,475.6
WELLS FARGO VT FUNDS:
Discovery		107,463.0	123,696.9	(108,186.6)	122,973.3
Opportunity		37,972.0	1,106.3	(5,564.8)	33,513.5
WESTCHESTER CAPITAL MANAGEMENT:
Merger Fund VL		1,212,572.0	328,634.2	(406,848.8)	1,134,357.4
WILSHIRE VARIABLE INSURANCE TRUST:
2015 ETF		3,597.6	—	(40.3)	3,557.3
2035 ETF		2,167.6	—	(1.7)	2,165.9

Total (Unaudited)		262,751,902.8	881,748,850.7	(826,535,787.7)	317,964,965.8

*	See Footnote 6 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

(6)	Detail Descriptions for Statement of Operations, Statement of Changes in Net Assets, and Unit Progression Footnote References

For the period ending December 31, 2018:

a)	For the period May 1, 2018 (inception of fund) through December 31, 2018.
b)	For the period January 1 through March 28, 2018 (liquidation of fund).
c)	For the period January 1 through August 30, 2018 (liquidation of fund).
d)	For the period January 1 through April 26, 2018 (liquidation of fund).
e)	For the period January 1 through July 2, 2018 (liquidation of fund).
f)	Invesco VI Health Care was formerly known as Invesco VI Global Health Care prior to its name change effective May 1, 2018.
g)	Ivy VP Corporate Bond was formerly known as Ivy VP Bond prior to its name change effective May 1, 2018.
h)	Ivy VP Global Equity formerly known as Ivy VP Divided Opportunities prior to its name change effective May 1, 2018.
i)	Janus Henderson Global Allocation Moderate was merged into Janus Henderson Balanced effective April 26, 2018.
j)	MainStay MacKay Convertible was formerly known as MainStay Convertible prior to its name change effective May 1, 2018.
k)	Neuberger Berman AMT Sustainable Equity was formerly known as Neuberger Berman Socially Responsive prior to its name change effective May 1, 2018.
l)	This fund liquidated on December 29, 2017 but the remaining amount was not processed until January 2, 2018.
m)	PIMCO Dynamic Bond was formerly known as PIMCO Unconstrained Bond prior to its name change effective July 30, 2018.
n)	PIMCO Global Bond Opportunities Unhedged was formerly known as PIMCO Global Bond Unhedged prior to its name change effective July 30, 2018.
o)	PIMCO International Bond (unhedged) was formerly known as PIMCO Foreign Bond (unhedged) prior to its name change effective July 30, 2018.
p)	PIMCO International Bond (U.S. Dollar Hedged) was formerly known as PIMCO Foreign Bond (U.S. Dollar Hedged) prior to its name change effective July 30, 2018.
q)	Putnam Mortgage Securities was formerly known as Putnam American Government Income prior to its name change effective May 1, 2018.
r)	Putnam Multi Asset Absolute Return was formerly known as Putnam Absolute Return 500 prior to its name change effective May 1, 2018.
s)	For the period January 1 through June 28, 2018 (liquidation of fund).
t)	For the period January 1 through December 7, 2018 (liquidation of fund).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

For the period ending December 31, 2017:

a)	Amundi Pioneer Variable Insurance Trust was formerly known as Pioneer Variable Insurance Trust prior to its name change effective July 3, 2017.
b)	For the period January 1, 2017 through October 31, 2017 (liquidation of fund).
c)	BlackRock Advantage Large Cap Core was formerly known as BlackRock Large Cap Core prior to its name change effective June 12, 2017.
d)	BlackRock Advantage Large Cap Value was formerly known as BlackRock Large Cap Value prior to its name change effective June 12, 2017.
e)	BlackRock Large Cap Focus Growth was formerly known as BlackRock Large Cap Growth prior to its name change effective June 12, 2017.
f)	Dreyfus Sustainable U.S. Equity was formerly known as Dreyfus Socially Responsible Growth prior to its name change effective May 1, 2017.
g)	For the period January 1, 2017 through April 27, 2017 (liquidation of fund).
h)	For the period January 1, 2017 through February 24, 2017 (liquidation of fund).
i)	Ivy VIP Natural Resources was formerly known as Ivy VIP Global Natural Resources prior to its name change effective April 28, 2017.
j)	Janus Henderson VIT Funds was formerly known as Janus Aspen Series prior to its name change effective June 5, 2017.
k)	Janus Henderson Research was formerly known as Janus Aspen Janus Fund prior to its name change effective June 5, 2017.
l)	Janus Henderson U.S. Low Volatility was formerly known as Janus Aspen INTECH U.S. Low Volatility prior to its name change effective June 5, 2017.
m)	Neuberger Berman AMT US Equity Index PutWrite Strategy was formerly known as AMT Absolute Return Multi-Manager prior to its name change effective May 1, 2017.
n)	For the period January 1, 2017 through January 25, 2017 (liquidation of fund).
o)	For the period May 1, 2017 (inception of fund) through December 31, 2017.
p)	For the period January 1, 2017 through February 7, 2017 (liquidation of fund).
q)	For the period January 1, 2017 through March 20, 2017 (liquidation of fund).
r)	For the period January 1, 2017 through November 7, 2017 (liquidation of fund).
s)	For the period November 3, 2017 (inception of fund) through December 31, 2017.
t)	Northern Lights Power Momentum was formerly known as JNF SSGA Sector Rotation prior to its name change effective March 1, 2017.
u)	Northern Lights Power Dividend Index was formerly known as JNF SSGA Tactical Allocation prior to its name change effective March 1, 2017.
v)	Oppenheimer Total Return Bond was formerly known as Oppenheimer Core Bond prior to its name change effective April 28, 2017.
w)	PIMCO Global Core Bond (Hedged) was formerly known as PIMCO Global Advantage Strategy Bond prior to its name change effective May 1, 2017.
x)	Russell International Developed Markets was formerly known as Russell Non U.S prior to its name change effective March 1, 2017.
y)	Russell Strategic Bond was formerly known as Russell Core Bond prior to its name change effective March 1, 2017.
z)	Russell U.S. Small Cap Equity was formerly known as Russell Aggressive Equity prior to its name change effective March 1, 2017.
aa)	Russell U.S. Strategic Equity was formerly known as Russell Multi-Style Equity prior to its name change effective March 1, 2017.
ab)	Virtus Duff & Phelps International was formerly known as Virtus International prior to its name change effective April 28, 2017.
ac)	Virtus Duff & Phelps Real Estate Securities was formerly known as Virtus Real Estate Securities prior to its name change effective April 28, 2017.
ad)	Virtus Newfleet Multi-Sector Intermediate Bond was formerly known as Virtus Multi-Sector Fixed Income prior to its name change effective April 28, 2017.
ae)	Virtus Rampart Equity Trend was formerly known as Virtus Equity Trend prior to its name change effective September 26, 2017.
af)	This fund liquidated on December 29, 2017 but the remaining amount was not processed until January 2, 2018.

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life Annuity Account G:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account G (the Separate Account), as of the date listed in the Appendix, the related statements of operations and changes in net assets for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 4 for each of the years or periods in the two-year period ended December 31, 2018 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations and changes in its net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the two-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 4 for each of the years or period in the three-year period ended December 31, 2016, were audited by other independent registered public accountants whose report, dated April 28, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts, however we are aware that we have served as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts since at least 1981.

Columbus, Ohio

April 19, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix

Statement of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended.

AB VARIABLE PRODUCTS SERIES FUND, INC.

Dynamic Asset Allocation Portfolio

Global Thematic Growth Portfolio

Growth and Income Portfolio

International Growth Portfolio

International Value Portfolio

Small Cap Growth Portfolio

Small-Mid Cap Value Portfolio

ADVISORS PREFERRED TRUST

Gold Bullion Strategy Portfolio

THE ALGER PORTFOLIOS

Capital Appreciation Portfolio

Large Cap Growth Portfolio

Mid Cap Growth Portfolio

Small Cap Growth Portfolio

ALPS VARIABLE INVESTMENT TRUST

ALPS/Alerian Energy Infrastructure Portfolio

ALPS/Red Rocks Listed Private Equity Portfolio

ALPS VARIABLE INVESTMENT TRUST

Morningstar ETF Asset Allocation Series:

Aggressive Growth Portfolio

Balanced Portfolio

Conservative Portfolio

Growth Portfolio

Income & Growth Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Balanced Fund

Income & Growth Fund

Inflation Protection Fund

International Fund

Large Company Value Fund

Mid Cap Value Fund

Ultra Fund

Value Fund

AMERICAN FUNDS INSURANCE SERIES

Asset Allocation Fund

Blue Chip Income and Growth Fund

Bond Fund

Global Bond Fund

Growth Fund

Growth-Income Fund

High-Income Bond Fund

International Fund

Managed Risk Asset Allocation Fund

Managed Risk Blue Chip Income & Growth Fund

Managed Risk Growth Fund

Managed Risk Growth-Income Fund

Managed Risk International Fund

Mortgage Fund

New World Fund

AMUNDI PIONEER VARIABLE CONTRACTS TRUST - Class II(1)

Bond Portfolio

Equity Income Portfolio

Fund Portfolio

High Yield Portfolio

Mid Cap Value Portfolio

Strategic Income Portfolio

BLACKROCK VARIABLE SERIES FUNDS

Advantage Large Cap Core Fund(1)

Advantage Large Cap Value Fund(1)

Capital Appreciation Fund

Equity Dividend Fund

Global Allocation Fund

High Yield Fund

Large Cap Focus Growth Fund(1)

Total Return Fund

U.S. Government Bond Fund

CALVERT VARIABLE PRODUCTS

SRI Balanced Fund

COLUMBIA MANAGEMENT INVESTMENT ADVISORS, LLC

AQR Managed Futures Strategy Fund

Select Large-Cap Value Fund

Select Smaller-Cap Value Fund

Seligman Global Technology Fund

Strategic Income Fund

CREDIT SUISSE FUNDS

Commodity Return Strategy Portfolio

DFA INVESTMENTS DIMENSIONS GROUP, INC.

VA Global Bond Portfolio

VA Global Moderate Allocation Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

DELAWARE VIP TRUST

Small Cap Value Series

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND

International Value Portfolio

THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio

THE DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO (1)

EATON VANCE VARIABLE TRUST

Floating-Rate Income Fund

FEDERATED INSURANCE SERIES

High Income Bond Fund II

Kaufmann Fund II

Managed Volatility Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS - Service Class II

Balanced Portfolio

Contrafund Portfolio

Disciplined Small Cap Portfolio

Dynamic Capital Appreciation Portfolio

Equity-Income Portfolio

Freedom Income Portfolio

FundsManager 20% Portfolio

FundsManager 50% Portfolio

FundsManager 60% Portfolio

FundsManager 70% Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

High Income Portfolio

International Capital Appreciation Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Overseas Portfolio

Real Estate Portfolio

Strategic Income Portfolio

Target Volatility Portfolio

Value Portfolio

Value Strategies Portfolio

FIRST EAGLE VARIABLE FUNDS

Overseas Variable Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Global Real Estate II Fund

Income II Fund

Mutual Shares II Fund

Rising Dividends II Fund

Strategic Income II Fund

Templeton Global Bond II Fund

U.S. Government Securities II Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Global Trends Allocation Fund

Multi-Strategy Alternatives Fund

GUGGENHEIM VARIABLE INSURANCE FUNDS

Global Managed Futures Strategy Fund

Long Short Equity Fund

Multi-Hedge Strategies Fund

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Commodities Strategy Fund

Rydex Consumer Products Fund

Rydex Dow 2X Strategy Fund

Rydex Electronics Fund

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Europe 1.25X Strategy Fund

Rydex Financial Services Fund

Rydex Government Long Bond 1.2X Strategy Fund

Rydex Health Care Fund

Rydex High Yield Strategy Fund

Rydex Internet Fund

Rydex Inverse Dow 2X Strategy Fund

Rydex Inverse Government Long Bond Strategy Fund

Rydex Inverse Mid-Cap Strategy Fund

Rydex Inverse NASDAQ-100® Strategy Fund

Rydex Inverse Russell 2000® Strategy Fund

Rydex Inverse S&P 500 Strategy Fund

Rydex Japan 2X Strategy Fund

Rydex Leisure Fund

Rydex Mid Cap 1.5X Strategy Fund

Rydex NASDAQ-100® Strategy Fund

Rydex NASDAQ-100® 2X Strategy Fund

Rydex Nova Fund

Rydex Precious Metals Fund

Rydex Real Estate Fund

Rydex Retailing Fund

Rydex Russell 2000® 1.5X Strategy Fund

Rydex Russell 2000® 2X Strategy Fund

Rydex S&P 500 2X Strategy Fund

Rydex S&P 500 Pure Growth Fund

Rydex S&P 500 Pure Value Fund

Rydex S&P MidCap 400 Pure Growth Fund

Rydex S&P MidCap 400 Pure Value Fund

Rydex S&P SmallCap 600 Pure Growth Fund

Rydex S&P SmallCap 600 Pure Value Fund

RydexStrengtheningDollar 2X Strategy Fund

Rydex Technology Fund

Rydex Telecommunications Fund

Rydex Transportation Fund

Rydex U.S. Government Money Market Fund

Rydex Utilities Fund

Rydex Weakening Dollar 2X Strategy Fund

VT Floating Rate Strategies Fund

VT High Yield Fund

VT Large Cap Value Fund

VT Small Cap Value Fund

VT StylePlus Large Growth Fund

VT StylePlus Mid Growth Fund

VT StylePlus Small Growth Fund

VT U.S. Total Return Bond Fund

VT World Equity Income Fund

INVESCO VARIABLE INSURANCE FUNDS

Balanced-Risk Allocation Fund Series II

Comstock Fund Series I

Core Equity Fund Series I

Core Plus Bond Series I

Diversified Dividend Fund Series I

Equity and Income Fund Series I

Global Real Estate Fund Series I

Government Money Market Fund

Government Securities Fund Series I

Growth and Income Fund Series I

Health Care Fund (1)

High Yield Fund Series I

International Growth Fund Series I

Mid Cap Core Equity Fund Series II

Technology Fund Series I

Value Opportunities Fund

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.

Asset Strategy Portfolio

Balanced Portfolio

Corporate Bond Portfolio(1)

Energy Portfolio

Global Bond Portfolio

Global Equity Portfolio(1)

Growth Portfolio

High Income Portfolio

Limited Term Bond Portfolio

Mid Cap Growth Portfolio

Natural Resources Portfolio(1)

Science and Technology Portfolio

Value Portfolio

JANUS HENDERSON VIT FUNDS - Institutional Shares(1)

Balanced Portfolio

Enterprise Portfolio

Forty Portfolio

Global Research Portfolio

Overseas Portfolio

Mid Cap Value Portfolio

Research Portfolio(1)

JANUS HENDERSON VIT FUNDS - Service Shares(1)

Flexible Bond Portfolio

Global Technology Portfolio

Global Unconstrained Bond Portfolio

US Low Volatility Portfolio(1)

JOHN HANCOCK VARIABLE INSURANCE TRUST

Emerging Markets Value Trust

JPMORGAN INSURANCE TRUST

Global Allocation Portfolio

Income Builder Portfolio

LAZARD RETIREMENT SERIES, INC.

Emerging Markets Equity Portfolio

Global Dynamic Multi-Asset Portfolio

International Equity Portfolio

US Small-Mid Cap Equity Portfolio

US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Growth Portfolio

ClearBridge Variable Small Cap Growth Portfolio

QS Dynamic Multi-Strategy Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Global High Yield Bond Portfolio

LORD ABBETT SERIES FUND, INC.

Bond Debenture Portfolio

Calibrated Dividend Growth Portfolio

Classic Stock Portfolio

Growth and Income Portfolio

International Opportunities Portfolio

MFS VARIABLE INSURANCE TRUST - Service Class

Growth Series

Value Series

NATIONWIDE VARIABLE INSURANCE TRUST

Bond Index Fund Class Y

International Index Fund Class Y

Mid Cap Index Fund Class Y

S&P 500 Index Fund Class Y

Small Cap Index Fund Class Y

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Large Cap Value Portfolio

Mid Cap Growth Portfolio

Mid Cap Intrinsic Value Portfolio

Short Duration Bond Portfolio

Sustainable Equity Portfolio(1)

US Equity PutWrite Strategy Portfolio(1)

NORTHERN LIGHTS VARIABLE TRUST

7Twelve Balanced Portfolio - Class 3

7Twelve Balanced Portfolio - Class 4

BTS Tactical Income Portfolio

Power Dividend Index Portfolio(1)

Power Income Portfolio Class 2

Power Momentum Portfolio(1)

Probabilities Portfolio

TOPS Aggressive Growth ETF Portfolio - Class 1

TOPS Balanced ETF Portfolio - Class 1

TOPS Conservative ETF Portfolio - Class 1

TOPS Conservative ETF Portfolio - Class 2

TOPS Growth ETF Portfolio - Class 1

TOPS Growth ETF Portfolio – Class 2

TOPS Managed Risk Balanced ETF Portfolio - Class 1

TOPS Managed Risk Balanced ETF Portfolio - Class 2

TOPS Managed Risk Growth ETF Portfolio - Class 1

TOPS Managed Risk Growth ETF Portfolio - Class 2

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 1

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 2

TOPS Moderate Growth ETF Portfolio - Class 1

TOPS Moderate Growth ETF Portfolio - Class 2

OPPENHEI MER VARIABLE ACCOUNT FUNDS

Conservative Balanced Fund

Global Fund

Global Multi-Alternatives Fund

Global Strategic Income Fund

International Growth Fund

Main Street® Fund

Total Return Bond Fund(1)

PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio

All Asset All Authority Portfolio – Administrative

All Asset All Authority Portfolio – Institutional

CommodityRealReturn Strategy Portfolio

Dynamic Bond Portfolio(1)

Emerging Markets Bond Portfolio

Global Bond Opportunities Unhedged Portfolio(1)

Global Core Bond (Hedged) Portfolio(1)

Global Diversified Allocation Portfolio

Global Multi-Asset Portfolio

High Yield Portfolio

Income Portfolio

International Bond Unhedged Portfolio(1)

International Bond US Dollar-Hedged Portfolio(1)

Long-Term US Government Portfolio

Low Duration Portfolio

Real Return Portfolio

Short-Term Portfolio

Total Return Portfolio

PROFUNDS VP

Access VP High Yield Fund

Asia 30 Fund

Banks Fund

Basic Materials Fund

Bear Fund

Biotechnology Fund

Bull Fund

Consumer Goods Fund

Consumer Services Fund

Emerging Markets Fund

Europe 30 Fund

Falling U.S. Dollar Fund

Financials Fund

Government Money Market Fund

Health Care Fund

Industrials Fund

International Fund

Internet Fund

Japan Fund

Large-Cap Growth Fund

Large-Cap Value Fund

Mid-Cap Fund

Mid-Cap Growth Fund

Mid-Cap Value Fund

NASDAQ-100 Fund

Oil & Gas Fund

Pharmaceuticals Fund

Precious Metals Fund

Real Estate Fund

Rising Rates Opportunity Fund

Semiconductor Fund

Short Emerging Markets Fund

Short International Fund

Short Mid-Cap Fund

Short NASDAQ-100 Fund

Short Small-Cap Fund

Small Cap Fund

Small-Cap Growth Fund

Small-Cap Value Fund

Technology Fund

Telecommunications Fund

U.S. Government Plus Fund

UltraBull Fund

UltraMid-Cap Fund

UltraNASDAQ-100® Fund

UltraShort NASDAQ-100® Fund

UltraSmall-Cap Fund

Utilities Fund

PUTNAM VARIABLE TRUST

Diversified Income Fund

Equity Income Fund

High Yield Fund

Income Fund

Mortgage Securities Fund(1)

Multi Asset Absolute Return Fund(1)

REDWOOD INVESTMENT MANAGEMENT

Managed Volatility Portfolio Class I

Managed Volatility Portfolio Class N

ROYCE CAPITAL FUND

Micro-Cap Portfolio

Small-Cap Portfolio

RUSSELL INVESTMENT FUNDS

Balanced Strategy Fund

Equity Growth Strategy Fund

Global Real Estate Securities Fund

International Developed Markets Fund(1)

Moderate Strategy Fund

Strategic Bond Fund(1)

U.S. Small Cap Equity Fund(1)

U.S. Strategic Fund(1)

SEI INSURANCE PRODUCTS TRUST

Balanced Strategy Fund

Conservative Strategy Fund

Defensive Strategy Fund

Market Growth Strategy Fund

Market Plus Strategy Fund

Moderate Strategy Fund

T. ROWE PRICE EQUITY SERIES, INC.

Blue Chip Growth Portfolio II

Equity Income Portfolio II

Health Sciences Portfolio II

T. ROWE PRICE FIXED INCOME SERIES, INC.

Limited-Term Bond Portfolio II

THIRD AVENUE VARIABLE SERIES TRUST

Value Portfolio

TIMOTHY PLAN VARIABLE SERIES

Conservative Growth Portfolio

Strategic Growth Portfolio

TORTOISE VARIABLE INSURANCE PORTFOLIO

MLP & Pipeline Fund

VANECK VIP TRUST

Emerging Markets Fund

Global Gold Fund

Global Hard Assets Fund

Unconstrained Emerging Markets Bond Fund

VANGUARD VARIABLE INSURANCE FUND

Balanced Portfolio

Capital Growth Portfolio

Diversified Value Portfolio

Equity Income Portfolio

Equity Index Portfolio

Growth Portfolio

High Yield Bond Portfolio

International Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Short-Term Investment Grade Portfolio

Small Company Growth Portfolio

Total Bond Market Index Portfolio

Total Stock Market Index Portfolio

VIRTUS VARIABLE INSURANCE TRUST

Duff & Phelps International Series(1)

Duff & Phelps Real Estate Securities Series(1)

Newfleet Multi-Sector Intermediate Bond Series(1)

WELLS FARGO VT FUNDS

Discovery Fund

Opportunity Fund

WESTCHESTER CAPITAL MANAGEMENT

Merger Fund VL

Statement of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the year then ended and for the period from May 1, 2017 (inception) to December 31, 2017.

MAINSTAY VP FUNDS TRUST - Service Class

MacKay Convertible Portfolio(1)

NATIONWIDE VARIABLE INSURANCE TRUST

Multi-Manager International Value Fund Class

Multi-Manager Mid Cap Value Fund Class I

NW DFA NVIT Capital Appreciation Fund Class P

NW DFA NVIT Moderate Fund Class P

NW Neuberger Berman AMT Sustainable Equity(1)

Statement of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the year then ended and for the period from November 3, 2017 (inception) to December 31, 2017.

DFA INVESTMENTS DIMENSIONS GROUP, INC.

VA Equity Allocation Portfolio

NATIONWIDE VARIABLE INSURANCE TRUST

NW DoubleLine NVIT Total Return Tactical Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to January 25, 2017 (liquidation).

NORTHERN LIGHTS VARIABLE TRUST

JNF Exceed Defined Shield Index Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to March 20, 2017 (liquidation).

NORTHERN LIGHTS VARIABLE TRUST

Mariner Managed Futures Strategy Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to February 7, 2017 (liquidation).

NORTHERN LIGHTS VARIABLE TRUST

Adaptive Allocation Portfolio

Statements of operations and changes in net assets for the period from January 1, 2017 to February 24, 2017 (liquidation).

GUGGENHEIM VARIABLE INSURANCE FUNDS

CLS AdvisorOne Global Diversified Equity Fund

CLS AdvisorOne Global Growth Fund

CLS AdvisorOne Growth and Income Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to April 27, 2017 (liquidation).

EATON VANCE VARIABLE TRUST

Eaton Vance Large-Cap Value

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

High Income II Fund

Statements of operations and changes in net assets for the period from January 1, 2017 to October 31, 2017 (liquidation).

AMUNDI PIONEER VARIABLE CONTRACTS TRUST - Class II(1)

Emerging Markets Portfolio

Statements of operations and changes in net assets for the period from January 1, 2017 to November 7, 2017 (liquidation).

NORTHERN LIGHTS VARIABLE TRUST

Changing Parameters Portfolio

Statements of operations and changes in net assets for the period from January 1, 2017 to December 29, 2017 (liquidation).

NORTHERN LIGHTS VARIABLE TRUST

Anchor Tactical Credit Strategies Fund

Statement of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the period from May 1, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS INSURANCE SERIES

Capital Income Builder Fund

Global Growth Fund

Global Growth and Income Fund

Global Small Cap Fund

International Growth and Income Fund

U.S. Government/AAA Rated Securities Fund

NATIONWIDE VARIABLE INSURANCE TRUST

Nationwide Fund I

Statements of operations and changes in net assets for the year ended December 31, 2017 and for the period from January 1, 2018 to March 28, 2018 (liquidation).

BLACKROCK VARIABLE SERIES FUNDS

iShares Dynamic Fixed Income Fund

Statements of operations and changes in net assets for the year ended December 31, 2017 and for the period from January 1, 2018 to August 30, 2018 (liquidation).

BLACKROCK VARIABLE SERIES FUNDS

iShares Alternatives Strategies Fund

Statements of operations and changes in net assets for the year ended December 31, 2017 and for the period from January 1, 2018 to April 26, 2018 (liquidation).

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Strategic Income Fund

Statements of operations and changes in net assets for the year ended December 31, 2017 and for the period from January 1, 2018 to July 2, 2018 (liquidation).

GUGGENHEIM VARIABLE INSURANCE FUNDS

VT StylePlus Large Core Fund

Statements of operations and changes in net assets for the year ended December 31, 2017 and for the period from January 1, 2018 to April 26, 2018 (liquidation through merger).

JANUS HENDERSON VIT FUNDS - Service Shares

Global Allocation Moderate Portfolio(1)

Statements of operations and changes in net assets for the year ended December 31, 2017 and for the period from January 1, 2018 to June 28, 2018 (liquidation).

VIRTUS VARIABLE INSURANCE TRUST

Rampart Equity Trend Series(1)

Statements of operations and changes in net assets for the year ended December 31, 2017 and for the period from January 1, 2018 to December 7, 2018 (liquidation).

WILSHIRE VARIABLE INSURANCE TRUST

2015 ETF Fund

2035 ETF Fund

(1) See Note 6 to the financial statements for the former name of the sub-account.

Jefferson National Life Annuity Account G

SPONSOR

Jefferson National Life Insurance Company

DISTRIBUTOR

Jefferson National Securities Corporation

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Jefferson National Financial Corp.)

2018 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORP.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2018	2017
Admitted assets
Invested assets
Bonds	$468,094	$435,521
Stocks	21,709	18,746
Mortgage loans, net of allowance	11,033	14,488
Policy loans	6,315	4,539
Cash, cash equivalents and short-term investments	26,597	18,708
Other invested assets	—	2,248

Total invested assets	$533,748	$494,250
Accrued investment income	4,008	3,783
Deferred federal income tax assets, net	5,678	4,526
Other assets	6,730	5,109
Separate account assets	5,622,071	5,309,271

Total admitted assets	$6,172,235	$5,816,939

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$270,352	$213,306
Funds withheld and other payables on reinsurance	146,320	153,886
Borrowed money	72,743	85,181
Asset valuation reserve	3,205	3,163
Interest maintenance reserve	4,771	5,454
Other liabilities	10,279	12,243
Accrued transfers from separate accounts	(167)	(268)
Separate account liabilities	5,622,071	5,309,271

Total liabilities	$6,129,574	$5,782,236

Capital and surplus
Capital shares ($4.80 par value; authorized—1,065,000 shares, issued and outstanding—1,043,565 shares)	$5,009	$5,009
Additional paid-in capital	42,165	42,165
Unassigned deficit	(4,513)	(12,471)

Total capital and surplus	$42,661	$34,703

Total liabilities, capital and surplus	$6,172,235	$5,816,939

See accompanying notes to statutory financial statements.

3

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORP.)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2018	2017	2016
Revenues
Premiums and annuity considerations	$1,146,390	$1,051,022	$713,944
Net investment income	18,563	21,179	19,093
Amortization of interest maintenance reserve	1,889	1,812	1,569
Other revenues	12,053	17,247	17,402

Total revenues	$1,178,895	$1,091,260	$752,008

Benefits and expenses
Benefits to policyholders and beneficiaries	$504,503	$394,103	$413,887
Decrease in reserves for future policy benefits and claims	(3,866)	(2,984)	(1,014)
Net transfers to separate accounts	651,569	661,574	306,541
Decrease in funds withheld	8,212	10,977	9,939
Other expenses	11,951	24,968	20,299

Total benefits and expenses	$1,172,369	$1,088,638	$749,652

Income before federal income tax (benefit) expense and net realized capital losses on investments	$6,526	$2,622	$2,356
Federal income tax (benefit) expense	(719)	2,556	627

Income before net realized capital losses on investments	$7,245	$66	$1,729
Net realized capital losses on investments, net of federal income tax expense of $741, $167, and $0, in 2018, 2017 and 2016, respectively, and excluding $621, $459, and $3,050 of net realized capital gains transferred to the interest maintenance reserve in 2018, 2017 and 2016, respectively	(436)	(291)	(1,468)

Net income (loss)	$6,809	$(225)	$261

See accompanying notes to statutory financial statements.

4

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORP.)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Additional paid-in capital	Unassigned deficit	Special surplus funds	Capital and surplus
Balance as of December 31, 2015	$5,009	$42,165	$(9,938)	$1,085	$38,321
Net income	—	—	261	—	261
Change in asset valuation reserve	—	—	(26)	—	(26)
Change in net unrealized capital gains and losses net of tax benefit of $0	—	—	566	—	566
Change in surplus as a result of reinsurance, net of tax	—	—	—	(1,085)	(1,085)
Change in deferred income taxes			3,906	—	3,906
Change in nonadmitted assets	—	—	(2,912)	—	(2,912)

Balance as of December 31, 2016	$5,009	$42,165	$(8,143)	$—	$39,031
Net loss	—	—	(225)	—	(225)
Change in asset valuation reserve	—	—	(209)	—	(209)
Change in net unrealized capital gains and losses net of tax benefit of $95	—	—	(497)	—	(497)
Change in deferred income taxes	—	—	7,268	—	7,268
Change in nonadmitted assets	—	—	(10,665)	—	(10,665)

Balance as of December 31, 2017	$5,009	$42,165	$(12,471)	$—	$34,703
Net income	—	—	6,809	—	6,809
Change in asset valuation reserve	—	—	(42)	—	(42)
Change in net unrealized capital gains and losses net of tax expense of $58	—	—	(1)	—	(1)
Change in deferred income taxes	—	—	3,426	—	3,426
Change in nonadmitted assets	—	—	(2,234)	—	(2,234)

Balance as of December 31, 2018	$5,009	$42,165	$(4,513)	—	$42,661

See accompanying notes to statutory financial statements.

5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORP.)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2018	2017	2016
Cash flows from operating activities
Premiums collected, net of reinsurance	$1,146,390	$1,051,022	$713,944
Net investment income	17,713	17,651	17,581
Other revenue	17,116	23,915	21,274
Policy benefits and claims paid	(452,957)	(400,354)	(418,742)
Commissions, operating expenses and taxes, other than federal income tax paid	(19,448)	(35,930)	(30,297)
Net transfers to separate accounts	(651,469)	(661,471)	(306,353)
Federal income taxes recovered (paid)	252	(3,315)	220

Net cash provided by (used in) operating activities	$57,597	$(8,482)	$(2,373)

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds and stocks	$89,422	$61,670	$142,969
Mortgage loans	3,454	4,380	1,620
Other invested assets	2,248	—	217

Investment proceeds	$95,124	$66,050	$144,806

Cost of investments acquired
Bonds and stocks	$(123,350)	$(34,659)	$(141,501)
Miscellaneous applications	—	(2,168)	—

Investments acquired	$(123,350)	$(36,827)	$(141,501)

Net (increase) decrease in policy loans	(1,791)	327	660

Net cash (used in) provided by investing activities	$(30,017)	$29,550	$3,965

Cash flows from financing activities and other miscellaneous sources
Net change in deposits on deposit-type contract funds and other insurance liabilities	4,114	386	9,023
Net change in borrowed money	(12,438)	(12,140)	8,034
Other cash used	(11,367)	(4,539)	(8,847)

Net cash (used in) provided by financing activities and other miscellaneous sources	$(19,691)	$(16,293)	$8,210

Net increase in cash, cash equivalents and short-term investments	$7,889	$4,775	$9,802
Cash, cash equivalents and short-term investments at beginning of year	18,708	13,933	4,131

Cash, cash equivalents and short-term investments at end of year	$26,597	$18,708	$13,933

Non-cash activities
Real estate acquired in satisfaction of debt	$—	$98	$149
Mortgage loan acquired in satisfaction of debt	—	—	30
Mortgage loan acquired from sale of real estate	—	254	—
Exchange of bond investment to bond investment	18,098	—	—

See accompanying notes to statutory financial statements.

6

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) was incorporated in 1937 and is a Texas domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

The Company is licensed in all states and the District of Columbia except New York and is a wholly-owned subsidiary of Jefferson National Financial Corp. (“JN Financial”), an insurance holding company incorporated in the State of Delaware. On March 1, 2017, Nationwide Life Insurance Company (“NLIC”) acquired all of the stock of JN Financial which resulted in JN Financial becoming a wholly-owned subsidiary of NLIC. NLIC is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company primarily markets variable annuities and launched a flat insurance fee variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company’s wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), is a New York domiciled insurance company created to serve the New York market.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2018 and 2017, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

Certain prior period amounts have been reclassified to conform to the current year’s presentation.

The statutory financial statements of the Company are presented on accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

Under National Association of Insurance Commissioners Accounting Practices and Procedures Manual (“NAIC SAP”), furniture, fixtures and equipment are depreciated against net income with the undepreciated portion reported as a nonadmitted asset charged against surplus. Under Texas Insurance Code §841.004, furniture, labor-saving devices, machines and all other office equipment may be admitted for property acquired after December 31, 2000 and depreciated over a period not to exceed five years. The amount of admitted furniture and equipment was $0 and $33 at December 31, 2018 and 2017, respectively.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in thousands)	SSAP #	F/S Page	State of Domicile	As of December 31, 2018	As of December 31, 2017
Capital and Surplus
Statutory Capital and Surplus			TX	$42,661	$34,703
State Prescribed Practice:
Admissibility of furniture and other office equipment	19	4	TX	—	33

Statutory Capital and Surplus, NAIC SAP				$42,661	$34,670

7

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•

Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the National Association of Insurance Commissioners (“NAIC”) and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	policy acquisition costs on successful acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory mortality and interest requirements without the consideration of withdrawals.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•

subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•	changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

8

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

•	Embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Federal Income Taxes

•

Changes in deferred federal income taxes, including impact of changes in tax rates due to enactment of the Tax Cuts and Jobs Act of 2017, are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of the prior reporting period’s adjusted statutory surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The Company does not determine net income and equity on a GAAP basis and, therefore, these amounts have not been disclosed.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at interest rates of 3.5% and 4.5%.

Future policy benefits for variable universal life policies have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”).

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of December 31, 2018 and 2017, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation, income and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, 3.0% interest, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

9

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The active life reserves for accident and health policies are reserved for on the net level basis, 3.0% interest, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at 3.0% interest. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 1987 Commissioner’s Group Disability Table, 5.5% interest, for group policies and the 1985 Commissioner’s Individual Disability Table A, 5.5% interest, for franchise policies.

Future policy benefits and claims for group long-term disability policies are carried at the present value (primarily discounted at 5.5%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public and privately- registered mutual funds, whose fair value is primarily based on the funds’ net asset value.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies, pricing from additional sources, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

10

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the duration and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than- temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investment in subsidiary. The investment in the Company’s wholly-owned insurance subsidiary, JNLNY, is carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (SCA) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The investment in JNLNY is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds primarily commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

The Company has invested in ten mortgage loan participation arrangements managed by Innovative Capital Advisors and has various ownership percentages ranging from 6.52% to 30.77%. Impairment losses are recognized if the underlying mortgage loans were unable to collect all the principal and interest payments according to the contractual terms of the agreement. The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgages are structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

11

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds. The Company carries short- term investments at amortized cost which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

Other invested assets. Other invested assets consist primarily of receivables on unsettled trades and real estate owned and available for sale.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

12

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. The amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Subsequent Events

The Company evaluated subsequent events through April 19, 2019, the date the statutory financial statements were issued.

13

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(3)	Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$—	$986	$—	$986	0.0%
At book value less current surrender charge of 5% or more	953	—	—	953	0.0%
At fair value	—	—	5,620,244	5,620,244	92.9%

Total with market value adjustment or at fair value	$953	$986	$5,620,244	$5,622,183	92.9%
At book value without adjustment (minimal or no charge or adjustment)	403,695	—	—	403,695	6.7%
Not subject to discretionary withdrawal	21,718	—	657	22,375	0.4%

Total, gross	$426,366	$986	$5,620,901	$6,048,253	100.0%
Less: Reinsurance ceded	160,911	—	—	160,911

Total, net	$265,455	$986	$5,620,901	$5,887,342

December 31, 2017
Subject to discretionary withdrawal:
With market value adjustment	$—	$928	$—	$928	0.0%
At book value less current surrender charge of 5% or more	2,235	—	—	2,235	0.1%
At fair value[1]	—	—	5,308,057	5,308,057	92.4%

Total with market value adjustment or at fair value	$2,235	$928	$5,308,057	$5,311,220	92.5%
At book value without adjustment (minimal or no charge or adjustment)	409,247	—	—	409,247	7.1%
Not subject to discretionary withdrawal	22,448	—	—	22,448	0.4%

Total, gross	$433,930	$928	$5,308,057	$5,742,915	100.0%
Less: Reinsurance ceded	224,719	—	—	224,719

Total, net	$209,211	$928	$5,308,057	$5,518,196

1	Certain 2017 annuity actuarial reserves and deposit fund liabilities have been revised to correctly present $278,154 at fair value as Separate account non-guaranteed.

14

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2018	2017
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$224,300	$175,452
Supplemental contracts with life contingencies, net	12,666	13,478
Deposit-type contracts	28,489	24,376

Subtotal	$265,455	$213,306
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	5,620,590	5,307,741
Supplemental contracts with life contingencies, net	591	682
Other contract deposit funds	706	848

Subtotal	$5,621,887	$5,309,271

Total annuity actuarial reserves and deposit fund liabilities, net	$5,887,342	$5,522,577

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2018		December 31, 2017
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Variable Annuity	$345,738	$—	$402,982	$—
Monument Advisor Variable Annuity	5,276,318	—	4,906,271	—
Variable Universal Life Insurance	15	—	18	—

Total	$5,622,071	$—	$5,309,271	$—

The Company does not engage in securities lending transactions within its separate accounts.

Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the contractholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

Guaranteed minimum income benefit (“GMIB”) – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit (“GMWB”) – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit (“GMDB”) – These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

15

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2018
Premiums, considerations or deposits	$—	$—	$—	$1,146,308	$1,146,308

Reserves
For accounts with assets at:
Fair value	$—	$986	$—	$5,620,917	$5,621,903

Total reserves	$—	$986	$—	$5,620,917	$5,621,903

By withdrawal characteristics:
With market value adjustment	$—	$986	$—	$—	$986
At fair value	—	—	—	5,620,260	5,620,260

Subtotal	$—	$986	$—	$5,620,260	$5,621,246
Not subject to discretionary withdrawal	—	—	—	657	657

Total reserves[1]	$—	$986	$—	$5,620,917	$5,621,903

1

The total reserves balance does not equal the liabilities related to separate accounts of $5,622,071 in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $167, due to an adjustment for CARVM/CRVM reserves that have not been allocated to the categories outlined above.

(in thousands)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2017
Premiums, considerations or deposits[2]	$—	$—	$—	$1,084,921	$1,084,921

Reserves
For accounts with assets at:
Fair value[2]	$—	$879	$—	$5,308,124	$5,309,003

Total reserves	$—	$879	$—	$5,308,124	$5,309,003

By withdrawal characteristics:
With market value adjustment	$—	$879	$—	$—	879
At fair value[2]	—	—	—	5,306,620	5,306,620

Subtotal	$—	$879	$—	$5,306,620	$5,307,499
Not subject to discretionary withdrawal	—	—	—	1,504	1,504

Total reserves[1]	$—	$879	$—	$5,308,124	$5,309,003

1

The total reserves balance does not equal the liabilities related to separate accounts of $5,309,271 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $268, due to an adjustment for CARVM/CRVM reserves that have not been allocated to the categories outlined above.

2

Certain 2017 annuity actuarial reserves and deposit fund liabilities have been revised to correctly present $36,430 of premiums, considerations or deposits and $37,999 at fair value as Separate account non-guaranteed.

16

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2018	2017	2016
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$1,146,308	$1,048,589	$715,104
Transfers from separate accounts	494,982	392,244	411,177

Net transfers to separate accounts	$651,326	$656,345	$303,927
Reconciling adjustments:
Fees not included in general account transfers	377	4,073	3,774
Other miscellaneous adjustments not included in the general account balance	(134)	1,156	(1,160)

Transfers as reported in the statutory statements of operations	$651,569	$661,574	$306,541

(5)	Investments

Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2018
Bonds:
U.S. Government	$10,106	$17	$143	$9,980
States and political subdivisions	15,681	406	126	15,961
Industrial and miscellaneous	298,295	1,974	11,736	288,533
Loan-backed and structured securities	144,012	3,813	2,489	145,336

Total bonds	$468,094	$6,210	$14,494	$459,810

Preferred stocks	8,921	135	245	8,811
Common stocks	12,788	—	—	12,788

Total stocks	21,709	135	245	21,599

Total bonds and stocks	$489,803	$6,345	$14,739	$481,409

December 31, 2017
Bonds:
U.S. Government	$9,071	$—	$108	$8,963
States and political subdivisions	19,499	770	37	20,232
Industrial and miscellaneous	245,901	13,126	958	258,069
Loan-backed and structured securities	161,050	5,853	775	166,128

Total bonds	$435,521	$19,749	$1,878	$453,392

Preferred stocks	5,882	314	317	5,879
Common stocks	12,864	—	—	12,864

Total stocks	18,746	314	317	18,743

Total bonds and stocks	$454,267	$20,063	$2,195	$472,135

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $12,561 and $12,506 as of December 31, 2018 and 2017, respectively.

17

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2018. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$4,384	$4,365
Due after one year through five years	45,593	45,358
Due after five years through ten years	155,484	151,343
Due after ten years	118,621	113,408

Total bonds excluding loan-backed and structured securities	$324,082	$314,474
Loan-backed and structured securities	144,012	145,336

Total bonds	$468,094	$459,810

The following table summarizes the fair value and unrealized losses on bonds (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2018
Bonds:
U.S Government	$1,081	$—	$7,793	$143	$8,874	$143
States and political subdivisions	3,489	79	5,049	46	8,538	125
Industrial and miscellaneous	176,128	8,836	32,149	2,900	208,277	11,736
Loan-backed and structured securities	41,345	769	45,066	1,721	86,411	2,490

Total bonds	$222,043	$9,684	$90,057	$4,810	$312,100	$14,494

Preferred stocks	$4,215	$245	$—	$—	$4,215	$245

Total bonds and stocks	$226,258	$9,929	$90,057	$4,810	$316,315	$14,739

December 31, 2017
Bonds:
U.S Government	$8,963	$108	$—	$—	$8,963	$108
States and political subdivisions	6,559	309	—	—	6,559	309
Industrial and miscellaneous	32,816	923	—	—	32,816	923
Loan-backed and structured securities	51,022	718	—	—	51,022	718

Total bonds	$99,360	$2,058	$—	$—	$99,360	$2,058

Preferred stocks	$2,565	$317	$—	$—	$2,565	$317

Total bonds and stocks	$101,925	$2,375	$—	$—	$101,925	$2,375

As of December 31, 2018, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2018 and 2017.

18

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table summarizes the number of bonds and stocks with NAIC 5* designation, the aggregate book adjusted carrying value (“BACV”) and aggregate fair value of these bonds and stocks, as of the dates indicated:

	Number of NAIC 5* securities		Aggregate BACV		Aggregate fair value
	December 31,		December 31,		December 31,
(in thousands)	2018	2017	2018	2017	2018	2017
Bonds	—	1	$—	$1,893	$—	$1,882

Total bonds	—	1	$—	$1,893	$—	$1,882

Mortgage Loans, Net of Allowance

The following table summarizes the LTV ratios of the mortgage loan portfolio as of the dates indicated:

	LTV ratio
(in thousands)	Less than 90%	90% or greater	Total
December 31, 2018
Apartment	$1,984	$14	$1,998
Industrial	1,915	—	1,915
Office	2,087	163	2,250
Retail	4,499	—	4,499
Other	371	—	371

Total	$10,856	$177	$11,033

Weighted average ratio	52%	121%	53%

December 31, 2017
Apartment	$1,911	$56	$1,967
Industrial	2,608	168	2,776
Office	2,734	71	2,805
Retail	5,948	—	5,948
Other	992	—	992

Total	$14,193	$295	$14,488

Weighted average ratio	55%	122%	58%

As of December 31, 2018 and 2017, the Company has a diversified mortgage loan portfolio with no more than 34.4% and 24.7%, respectively, in a geographic region in the U.S. and no more than 5.2% and 4.1%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2018 and 2017 was 4.4%. During 2018 and 2017, the Company did not reduce the interest rate and did not increase the interest rate on any mortgage loans. As of December 31, 2018 and 2017, the maximum LTV ratio of any one loan at the time of loan origination was 100%. The Company’s valuation allowance on mortgage loans was immaterial as of December 31, 2018 and 2017. As of December 31, 2018 and 2017, the Company did not hold mortgage loans with interest 90 days or more past due. There were no material taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

19

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2018	2017	2016
Bonds	$18,663	$21,741	$19,770
Preferred stock	678	393	393
Common stock	141	94	96
Mortgage loans	695	947	1,122
Policy loans	318	286	320
Other	203	71	26

Gross investment income	$20,698	$23,532	$21,727
Interest expense	1,661	1,853	1,933
Investment expenses	474	500	701

Net investment income	$18,563	$21,179	$19,093

Investment income due and accrued that was nonadmitted was immaterial as of December 31, 2018, December 31, 2017, and December 31, 2016, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2018	2017	2016
Gross gains on sales	$2,318	$569	$4,399
Gross losses on sales	(1,392)	(216)	(2,808)

Net realized gains on sales	$926	$353	$1,591
Other-than-temporary impairments	—	(18)	(9)

Total net realized capital gains	$926	$335	$1,582
Tax expense on net gains	(741)	(167)	—

Net realized capital gains, net of tax	$185	$168	$1,582
Less: Realized losses transferred to the IMR	(621)	(459)	(3,050)

Net realized capital losses, net of tax and transfers to the IMR	$(436)	$(291)	$(1,468)

For the year ended December 31, 2018, the gross realized gains and gross realized losses on sales of bonds were $2,318 and $1,010, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $569 and $177, respectively. For the year ended December 31, 2016, gross realized gains and gross realized losses on sales of bonds were $4,370 and $1,842, respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2018, 2017 and 2016.

20

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets held at fair value as of December 31, 2018 and 2017:

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2018
Asset
Common stocks	—	6,226	—	6,226
Separate account assets	5,622,071	—	—	5,622,071

Assets at fair value	$5,622,071	$6,226	$—	$5,628,297

December 31, 2017
Assets
Bonds:
Special revenues	$—	$400	$—	$400
Common stocks	—	6,086	—	6,086
Separate account assets	5,309,271	—	—	5,309,271

Assets at fair value	$5,309,271	$6,486	$—	$5,315,757

21

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2018
Assets
Bonds[1]	$82,548	$364,030	$13,232	$459,810	$468,094
Stocks	—	8,811	6,562	15,373	15,483
Mortgage loans, net of allowance	—	—	11,033	11,033	11,033
Policy loans	—	—	6,315	6,315	6,315
Short-term investments	—	7,841	—	7,841	7,841

Total assets	$82,548	$380,682	$37,142	$500,372	$508,766

Liabilities
FHLB Advances	$—	$—	$72,612	$72,612	$72,612

Total liabilities	$—	$—	$72,612	$72,612	$72,612

December 31, 2017
Assets
Bonds[1]	$98,562	$341,429	$13,001	$452,992	$435,121
Stocks	—	12,658	—	12,658	12,661
Mortgage loans, net of allowance	—	—	14,618	14,618	14,488
Real estate	—	—	80	80	80
Policy loans	—	—	4,539	4,539	4,539
Short-term investments	5,672	2,210	—	7,882	7,882

Total assets	$104,234	$356,297	$32,238	$492,769	$474,771

Liabilities
FHLB Advances	$—	—	85,035	85,035	85,035

Total liabilities	$—	$—	$85,035	$85,035	$85,035

1	Level 3 is primarily composed of bonds subject to Athene treaty, as disclosed in Note 9, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Federal Home Loan Bank (“FHLB”) Advances. For FHLB Advances with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

22

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and was effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities is partially offset by the favorable change in non-admitted assets. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which include dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflects the Company’s best estimates and assumptions at that time. The Company recorded $718 of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $55 decrease to the provisional amounts recorded, with no impact to net deferred tax assets.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2018
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$22,220	$244	$22,464
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$22,220	$244	$22,464
Less: Deferred tax assets nonadmitted	16,614	73	16,687

Net admitted deferred tax assets	$5,606	$171	$5,777
Less: Deferred tax liabilities	59	40	99

Net admitted deferred tax assets	$5,547	$131	$5,678

	December 31, 2017
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$18,852	$225	$19,077
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$18,852	$225	$19,077
Less: Deferred tax assets nonadmitted	14,285	186	14,471

Net admitted deferred tax assets	$4,567	$39	$4,606
Less: Deferred tax liabilities	41	39	80

Net admitted deferred tax assets	$4,526	$—	$4,526

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2018	2017	Change
Adjusted gross deferred tax assets	$22,464	$19,077	$3,387
Total deferred tax liabilities	99	80	19

Net deferred tax assets	$22,365	$18,997	$3,368
Less: Tax effect of unrealized gains			(58)

Change in deferred income tax			$3,426

23

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2018
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$131	$131
Adjusted gross deferred tax assets expected to be realized[1]	5,547	—	5,547
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	59	40	99

Admitted deferred tax assets	$5,606	$171	$5,777

	December 31, 2017
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized[1]	4,526	—	4,526
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	41	39	80

Admitted deferred tax assets	$4,567	$39	$4,606

1

For the years ended December 31, 2018 and 2017, the threshold limitation for adjusted capital and surplus was $5,547 and $4,526, respectively. Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $36,983 and $30,100 as of December 31, 2018 and 2017, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 805% and 732% as of December 31, 2018 and 2017, respectively.

There was no impact of tax planning strategies for the Company as of December 31, 2018 and 2017.

The Company’s tax planning strategies do not include the use of reinsurance.

There were no temporary differences for which deferred tax liabilities were not recognized.

24

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2018	2017	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$1,263	$1,446	$(183)
Investments	20	46	(26)
Deferred acquisition costs	17,411	13,834	3,577
Fixed assets	6	36	(30)
Net operating loss carry-forward	3,018	3,450	(432)
Other	502	40	462

Subtotal	$22,220	$18,852	$3,368

Statutory valuation allowance adjustment	—	—	—
Nonadmitted	16,614	14,285	2,329

Admitted ordinary deferred tax assets	$5,606	$4,567	$1,039

Capital:
Investments	244	225	19

Subtotal	$244	$225	$19

Nonadmitted	73	186	(113)

Admitted capital deferred tax assets	$171	$39	$132

Admitted deferred tax assets	$5,777	$4,606	$1,171

Deferred tax liabilities
Ordinary:
Investments	$59	$41	$18

Subtotal	$59	$41	$18

Capital:
Investments	40	39	1

Subtotal	$40	$39	$1

Deferred tax liabilities	$99	$80	$19

Net deferred tax assets	$5,678	$4,526	$1,152

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize its deferred tax assets.

25

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2018	2017	2016
Current income tax expense	$21	$2,767	$627
Change in deferred income tax (without tax on unrealized gains and losses)	(3,426)	(7,268)	(944)

Total income tax benefit reported	$(3,405)	$(4,501)	$(317)

Income before income and capital gains taxes	$6,831	$2,957	$888
Federal statutory tax rate	21%	35%	35%

Expected income tax benefit at statutory tax rate	$1,434	$1,035	$311
Decrease (increase) in actual tax reported resulting from:
Dividends received deduction	(2,235)	(700)	(513)
Realized gains and losses transferred to IMR	—	—	605
Amortization of interest maintenance reserve	(121)	(634)	(549)
Penalties	—	1	1
Reinsurance ceding commissions	—	—	(380)
Change in valuation allowance	—	(18,717)	(3,124)
Change in non-admitted	(3)	(2)	2,963
Change in unrealized	—	—	324
Tax return true-up	—	—	(32)
Effect of alternative minimum tax	—	—	10
Tax-exempt income	(19)	—	—
Tax credits	(2,490)	—	—
Impact of enacted tax law changes[1]	(43)	12,665	—
Prior period adjustments	(145)	1,851	—
Other	217	—	67

Total income tax benefit reported	$(3,405)	$(4,501)	$(317)

1	Represents the remeasurement of deferred tax assets and liabilities as a result of the Act.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2018:

(in thousands)	Amount	Origination	Expiration
Operating loss carry-forwards	$2,053	2005	2020
Operating loss carry-forwards	$2,053	2006	2021
Operating loss carry-forwards	$2,053	2007	2022
Operating loss carry-forwards	$2,053	2008	2023
Operating loss carry-forwards	$2,053	2009	2024
Operating loss carry-forwards	$2,053	2010	2025
Operating loss carry-forwards	$2,053	2011	2026
Foreign tax credits	$455	2018	2028

The Company does not have federal income tax expense available for recoupment in the event of future net losses as of December 31, 2018 and 2017.

For the period ended March 1, 2017, the Company was included in a consolidated federal income tax return with its parent, JN Financial and its subsidiaries, JNF Advisors, Inc. (“JNA”) and Jefferson National Securities Corporation (“JNSC”) and it’s wholly-owned subsidiary, JNLNY. The Company had a written agreement, approved by the Company’s Board of Directors, which set forth the manner in which the total combined federal income tax was allocated to each entity which was a party to the consolidation. Pursuant to this agreement, the Company had the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur, or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

26

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Effective March 2, 2017, the Company began filing a consolidated federal income tax return with its subsidiary JNLNY. On that date, the Company became subject to a tax allocation agreement which was approved by its Board of Directors. Under this agreement, the method of allocation among the companies is based upon separate return calculations with current benefits and tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2018 and 2017.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

(8)	Federal Home Loan Bank Advances

The Company is a member of the FHLB of Dallas. The Texas Department of Insurance has provided an official order to the Company allowing admitted assets up to $150,000 to be pledged as collateral to secure borrowed funds from FHLB. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. The Company’s borrowings are in the form of advances, thus borrowings follow Statement of Statutory Accounting Principle (“SSAP”) No. 15, Debt and Holding Company Obligations. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $2,934 and $1,844 in membership stock as of December 31, 2018 and 2017, respectively. Additionally, the Company purchased and held $3,292 and $4,242 in capital stock as of December 31, 2018 and 2017, respectively, which is in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $72,612 and $85,035 as of December 31, 2018 and 2017, which is reported as borrowed money on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by mortgage-backed securities with carrying values of $79,479 (1.3% of total admitted assets) as of December 31, 2018 and $86,725 (1.5% of total admitted assets) as of December 31, 2017, which are included in bonds on the statutory statements of admitted assets, liabilities, capital and surplus.

27

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(9)	Reinsurance

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $232,481 and $241,911 as of December 31, 2018 and 2017, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $18,584 and $16,621 of its $23,497 and $20,809, respectively, GMDB reserves on subject policies to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation, for the years ended December 31, 2018 and 2017, respectively.

In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene Life Re Ltd. (“Athene”) on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $144,247 and $150,738 as of December 31, 2018 and 2017, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds was reduced over time by the corresponding amortization of the IMR and fully amortized to zero by December 31, 2016. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company entered into a reinsurance agreement with Scottish Re US, Inc. (“SRUS”) effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts was on a coinsurance basis. The reinsurance on the separate account portion of these contracts was on a modified coinsurance basis upon which the Company maintained possession of the assets which support the reserves ceded. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to SRUS and received a ceding commission of approximately $520, which was amortized to income over the expected life of the underlying business using the straight-line method. Effective November 30, 2018, the Company recaptured all contracts and terminated the reinsurance agreement with SRUS. The Company received cash consideration of approximately $54,872, which was equal to the net reserves at the time of the recapture.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

(10)	Transactions with Affiliates

Effective July 1, 2006, the Company entered into a service agreement with JN Financial, which covered certain general and administrative expenses. As of March 1, 2017, the Company was added to the Third Amended & Restated Cost Sharing Agreement by and among Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company and certain of its subsidiaries and affiliates, covering certain expenses included within other expenses on the statements of operations. During 2018, 2017 and 2016, the Company’s operating expenses allocated under these agreements and reflected in the accompanying statutory basis statements of operations were $23,087, $21,654 and $18,669, respectively.

Effective May 2003, the Company entered into two servicing agreements with its affiliate, JNSC. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable annuity contracts through JNSC and the Company agrees to reimburse JNSC for all variable annuity commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable annuity contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2018, 2017, and 2016 under these agreements was $2,575, $2,409, and $1,778, respectively.

Effective July 2007, JN Financial, the Company’s parent, created a new subsidiary, JNA. Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company through its variable annuity products. On March 1, 2017, concurrent with NLIC’s acquisition of JN Financial, JNA’s management advisory services agreement was terminated by operation of law. Subsequently, JNA withdrew its investment advisor registration with the U.S. Securities and Exchange Commission.

Amounts on deposit with NCMC for the benefit of the Company were $7,841 and $2,210 as of December 31, 2018 and 2017, respectively.

28

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

(11)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there would be no net financial statement impact related to these mutual guarantees.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(12)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer’s board of directors. The Company’s statutory capital and surplus as of December 31, 2018 was $42,661, and statutory net gain from operations before realized capital gains or losses and federal income taxes for 2018 was $6,526. Due to the Company’s unassigned deficit as of December 31, 2018, any dividend paid by the Company in 2019 would require regulatory approval.

29

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Schedule I Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2018 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S government and agencies	$10,106	$9,980	$10,106
Obligations of states and political subdivisions	15,681	15,961	15,681
Public utilities	22,525	21,472	22,525
All other corporate, mortgage-backed and asset-backed securities	419,782	412,397	419,782

Total bonds	$468,094	$459,810	$468,094
Common stocks:
Banks, trust and insurance companies	6,226	6,226	6,226
Nonredeemable preferred stocks	8,921	8,811	8,921

Total stocks	$15,147	$15,037	$15,147
Mortgage loans	11,033		11,033
Cash, cash equivalents and short-term investments	26,597		26,597
Policy loans	6,519		6,315	[1]

Total invested assets	$527,390		$527,186	[2]

1	Difference from Column B is due to $204 of policy loans classified as nonadmitted assets.
2	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in JNLNY of $6,562 is excluded from common stocks, as JNLNY is a related party.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

Schedule IV Reinsurance

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2018
Life insurance in force	$1,284,857	$(1,284,706)	$—	$151	—
Life insurance premiums[1]	$14,414	$(14,414)	$—	$—	—

2017
Life insurance in force	$1,366,710	$(1,366,710)	$—	$—	—
Life insurance premiums[1]	$15,856	$(15,856)	$—	$—	—

2016
Life insurance in force	$1,472,833	$(1,472,833)	$—	$—	—
Life insurance premiums[1]	$16,623	$(16,623)	$—	$—	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

30

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corp.)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2018, 2017 and 2016 (in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2018
Valuation allowances - net deferred tax assets	—	—	—	—	—

2017
Valuation allowances - net deferred tax assets	18,717	—	(18,717)	—	—

2016
Valuation allowances - net deferred tax assets	21,841	—	(3,124)	—	18,717

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

31

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(A)	Financial Statements

(1)	Jefferson National Life Annuity Account G:

The financial statements of Jefferson National Life Annuity Account G at December 31, 2017 and for each of the two years ended December 31, 2017, and 2016.

(2)	Jefferson National Life Insurance Company:

The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2017 and 2016, and for the three years ended December 31, 2017, 2016, and 2015.

(B)	Exhibits

(1)	Resolutions of the Board of Directors.

(a)

Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account – Filed previously with initial registration statement (333-00373) on January 23, 1996 and hereby incorporated by reference.

(b)	Resolution Changing the Name of the Separate Account – Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(2)	Not Applicable.

(3)	Underwriting or Distribution Contracts.

(a)	Underwriting Agreement.

(i)

Form of Principal Underwriter’s Agreement of the Company on behalf of the Separate Account and Inviva Securities Corporation - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(ii)	Form of Amendment to Principal Underwriter’s Agreement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(b)	Form of Selling Agreement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(4)	Variable Annuity Contracts.

(a)	Form of Individual Contract Fixed and Variable Accounts - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(b)	Form of Group Contract - Filed previously with initial registration statement (333-00373) on January 23, 1996 and hereby incorporated by reference.

(c)	Form of Group Certificate - Filed previously with initial registration statement (333-00373) on January 23, 1996 and hereby incorporated by reference.

(d)	Form of Endorsement Amending MVA Provision - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(e)	Form of IRA Endorsement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(f)	Form of Roth IRA Endorsement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(g)	Form of JSA Endorsement - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(h)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.

(i)	Form of Electronic Administration Endorsement - Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.

(j)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 1 (333-124048) on April 28, 2006 and hereby incorporated by reference.

(k)	Form of Joint Owner Endorsement – Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(l)	Form of Transaction Fee Rider - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(m)	Form of Individual Contract Fixed and Variable Accounts - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(n)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(o)	Form of Asset Allocation Model Rider – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(p)	Form of Individual Contract Fixed and Variable Accounts – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(q)	Form of Age 100 Endorsement – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(r)	Form of 403(b) Endorsement – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(s)	Form of Low Cost Fund Platform Fee Endorsement – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.

(t)	Form of Return of Premium Enhanced Death Benefit Rider – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.

(5)	Applications.

(a)	Form of Application for Individual Annuity Contract - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(b)	Form of JNL Individual Application - Filed previously with initial Registration Statement (333-124048) on April 13, 2005 and hereby incorporated by reference.

(c)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(d)	Form of JNL Individual Application - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(e)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(f)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(g)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.

(h)	Form of JNL Individual Application – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.

(6)	Certificates of Incorporation.

(a)

Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(b)	Amended and Restated By-Laws of the Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(7)	Not Applicable.

(8)	Participation Agreements.

(a)

(i)

Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(ii)

Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(b)

(i)

Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 6 on May 1, 2003 (333-53836) and hereby incorporated by reference.

(ii)

Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(iii)

Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(iv)

Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(v)

Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(vi)

Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(c)

(i)

Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.

(ii)

Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iii)

Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iv)

Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(v)

Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(vi)

Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(d)

(i)

Form of Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.

(ii)

Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iii)

Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iv)

Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(v)

Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(vi)

Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(vii)

Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(viii)

Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(ix)

Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(x)

Form of Amendment dated November 1, 2009 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 16, 2010 and hereby incorporated by reference.

(xi)

Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(e)

(i)

Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(ii)

Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iii)

Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(iv)

Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(v)

Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(f)

(i)

Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp. – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.

(ii)

Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iii)

Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iv)

Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(v)

Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(g)

(i)

Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 – Filed previously with Post-Effective Amendment No. 21 (033-02460) on May 1, 2001 and hereby incorporated by reference.

(ii)

Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iii)

Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(h)

(i)

Form of Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 and Form of Amendment dated July 2003 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(ii)

Form of Amendment dated May 1, 2005 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(iii)

Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(iv)

Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 (Service and Institutional) – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(v)

Form of Amendment dated October 29, 2012 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(i)

(i)

Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(ii)

Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(iii)

Form of Amendment dated November 15, 2012 to Participation Agreement by and among Jefferson National Life Insurance Company, Jefferson National Securities Corp., and Lazard Asset Management LLC., dated May 1, 2003 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(j)

(i)

Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-40309) on February 3, 1998 and hereby incorporated by reference.

(ii)

Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-00373) on June 24, 2002 and hereby incorporated by reference.

(iii)

Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(iv)

Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 16, 2009 and hereby incorporated by reference.

(k)

(i)

Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(ii)

Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iii)

Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iv)

Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 24 (033-02460) on May 1, 2003 and hereby incorporated by reference.

(v)

Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(vi)

Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(vii)

Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(viii)

Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(ix)

Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 16, 2009 and hereby incorporated by reference.

(x)

Form of Amendment dated May 1, 2014 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 16 (333-124048) on April 30, 2015 and hereby incorporated by reference.

(l)

(i)

Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(ii)

Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(iii)

Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(iv)

Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(v)

Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 16, 2009 and hereby incorporated by reference.

(vi)

Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(vii)

Form of Amendment dated January 23, 2012 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(viii)

Form of Amendment dated July 15, 2014 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 16 (333-124048) on April 30, 2015 and hereby incorporated by reference.

(m)

(i)

Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(ii)

Form of amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(iii)

Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(iv)

Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(v)

Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 16, 2009 and hereby incorporated by reference.

(n)

(i)

Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(ii)

Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(iii)

Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(o)

(i)

Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. – Filed previously with Post-Effective Amendment No. 1 (333-90737) on April 28, 2000 and hereby incorporated by reference.

(ii)

Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(iii)

Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(iv)

Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc. - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(v)

Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc. – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(vi)

Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc. – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 16, 2010 and hereby incorporated by reference.

(vii)

Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(p)

(i)

Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(ii)

Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(iii)

Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason) - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(iv)

Form of Amendment dated March 19, 2014 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.

(v)

Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

(q)

(i)

Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 21 (033-02460) on May 1, 2001 and hereby incorporated by reference.

(ii)

Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iii)

Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(iv)

Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(v)

Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(vi)

Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(r)

(i)

Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(ii)

Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iii)

Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iv)

Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(v)

Form of Amendments dated December 2, 2003 and April 5, 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference

(s)

(i)

Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 24 (033-02460) on May 1, 2003 and hereby incorporated by reference.

(ii)

Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(t)

(i)

Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(ii)

Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iii)

Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation – Filed previously with Post-Effective Amendment No. 13 (033-74092) on June 24, 2002 and hereby incorporated by reference.

(iv)

Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 24 (033-02460) on May 1, 2003 and hereby incorporated by reference.

(v)

Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 16, 2010 and hereby incorporated by reference.

(vi)

Form of Amendment dated May 1, 2013 to Participation Agreement dated February 29, 2000 among Van Eck VIP Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(u)

(i)

Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(ii)

Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003 - Filed previously with Post-Effective Amendment No. 12 on April 30, 2004 (333-00373) and hereby incorporated by reference.

(v)

(i)

Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(ii)

Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(iii)

Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(iv)

Form of amendment dated July 16, 2010 to the Participation Agreement dated April 8, 2005 among Jefferson National Life, Wells Fargo Variable Trust, and Wells Fargo Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(w)

(i)

Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005 – Filed previously with Pre-Effective Amendment No. 1 (333-124048) on May 2, 2005 and hereby incorporated by reference.

(ii)

Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(iii)

Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(x)

(i)

Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(ii)

Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(iii)

Form of Amendment dated November 12, 2010 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(iv)

Form of Amendment dated September 4, 2012 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006 – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(y)

(i)

Form of Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(ii)

Form of Amendment dated May 1, 2007 to Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(iii)

Form of Amendment dated May 1, 2013 to Participation Agreement by and among Jefferson National Life Insurance Company, T. Rowe Price Equity Services, Inc., T. Rowe Price Fixed Income Securities, Inc. and T. Rowe Price Investment Services – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(z)

(i)

Form of Participation Agreement between Jefferson National Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated May 1, 2006 - Filed previously with Post-Effective Amendment No. 1 on April 28, 2006 (333-124048) and hereby incorporated by reference.

(aa)

(i)

Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(ii)

Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(bb)

(i)

Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC and Jefferson National Life Insurance Company dated May 1, 2007 - Filed previously with Post-Effective Amendment No. 4 (333-124048) on April 13, 2007 and hereby incorporated by reference.

(ii)

Form of Amendment dated January 4, 2011 to the Form of Participation Agreement dated May 1, 2007 among Jefferson National Life, Nationwide Variable Insurance Trust, and Nationwide Distributors – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(iii)

Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC, Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York May 1, 2017 – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.

(iv)

Form of Amendment dated December 1, 2018 among Jefferson National Financial Corp., Nationwide Fund Distributors LLC, and Nationwide Variable Insurance Trust – Filed previously with Post-Effective Amendment No. 21 (333-124048) on February 8, 2019 and hereby incorporated by reference.

(cc)

(i)

Form of Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Jefferson National Life Insurance Company dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(ii)

Form of Amendment dated October 20, 2009 to the Participation Agreement among Jefferson National Life Insurance Company, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 16, 2010 and hereby incorporated by reference.

(dd)

(i)

Form of Participation Agreement between Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(ii)

Form of Amendment dated April 30, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc. – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(iii)

Form of Amendment dated August 7, 2013 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc. – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.

(ee)

(i)

Form of Participation Agreement between Jefferson National Life Insurance Company, ALPS Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008 – Filed previously with Post-Effective Amendment No. 5 (333-124048) on April 16, 2008 and hereby incorporated by reference.

(ff)

(i)

Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated July 1, 2007 – Filed previously with Post-Effective Amendment No. 9 (333-124048) on April 16, 2009 and hereby incorporated by reference.

(ii)

Form of Amendment dated September 22, 2010 to the Form of Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(iii)

Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(iv)

Form of Amendment dated May 1, 2013 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(v)

Form of Amendment dated September 30, 2015 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life Insurance Company and Northern Lights Variable Trust – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

(gg)

(i)

Form of Participation Agreement among Jefferson National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 16, 2010 and hereby incorporated by reference.

(hh)

(i)

Form of Participation Agreement among Jefferson National Life Insurance Company, The Merger Fund VL and Westchester Capital Management, Inc. dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 16, 2010 and hereby incorporated by reference.

(ii)

(i)

Form of Participation Agreement among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFund Advisors, LLC dated May 1, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 16, 2010 and hereby incorporated by reference.

(ii)

Form of amendment dated September 17, 2010 to the Form of Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFunds Advisors, LLC – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(jj)

(i)

Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp dated March, 2010 – Filed previously with Post-Effective Amendment No. 10 (333-124048) on April 16, 2010 and hereby incorporated by reference.

(kk)

(i)

Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(ii)

Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(iii)

Form of Amendment dated May 1, 2014 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.

(ll)

(i)

Form of participation agreement dated November 3, 2010 among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(ii)

Form of amendment dated November 3, 2010 to the Form of Participation Agreement dated November 3, 2010 among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(mm)

(i)

Form of Participation Agreement dated November 14, 2008 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(ii)

Form of Amendment dated August 26, 2010 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(iii)

Form of Amendment March 25, 2011 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(iv)

Form of Amendment dated January 15, 2013 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(v)

Form of Amendment dated June 15, 2015 to the Participation Agreement dated November 14, 2008 among Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

(nn)

(i)

Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(ii)

Form of amendment dated October 5, 2009 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(iii)

Form of amendment dated November, 2010 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(iv)

Form of Amendment dated February 19, 2013 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(v)

Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.

(oo)

(i)

Form of Participation Agreement dated November 12, 2010 between Jefferson National Life Insurance Company, Putnam Variable Trust, and Putnam Retail Management Limited Partnership – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(pp)

(i)

Form of Participation Agreement dated September 28, 2010 among Jefferson National Life, Timothy Plan, and Timothy Partners – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(qq)

(i)

Form of Participation Agreement dated April 1, 2011 among Jefferson National Life Insurance Company, Russell Investment Funds, and Russell Financial Services – Filed previously with Post-Effective Amendment No. 11 (333-124048) on April 29, 2011 and hereby incorporated by reference.

(rr)

(i)

Form of Participation Agreement dated August 23, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(ss)

(i)

Form of Participation Agreement dated November 2, 2011 among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(tt)

(i)

Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(uu)

(i)

Form of Participation Agreement dated November 16, 2011 among Panorama Series Fund Inc, Oppenheimer funds, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(ii)

Form of Amendment dated May 1, 2014 to Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimer funds, Inc., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.

(vv)

(i)

Form of Participation Agreement dated November 1, 2011 among Virtus Variable Insurance Trust, VP Distributors and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(ww)

(i)

Form of Participation Agreement dated May 1, 2012 among Hatteras Variable Trust, Hatteras Capital Distributors and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(xx)

(i)

Form of Participation Agreement dated May 1, 2012 among Wilshire Variable Insurance Trust, SEI Investments Distribution Co. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 12 (333-124048) on April 30, 2012 and hereby incorporated by reference.

(yy)

(i)

Form of Participation Agreement dated October 22, 2012 between the Variable Insurance Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(zz)

(i)

Form of Participation Agreement dated June 15, 2012 among Jefferson National Life Insurance Company, Hatteras Variable Trust, and Hatteras Capital Distributors, LLC – Filed previously with Post-Effective Amendment No. 13 (333-124048) on April 25, 2013 and hereby incorporated by reference.

(aaa)

(i)

Form of Participation Agreement dated November 1, 2013 between Advisors Preferred Trust, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.

(bbb)

(i)

Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.

(ii)

Form of Amendment dated October 1, 2015 to Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

(ccc)

(i)

Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.

(ii)

Form of Amendment dated March 28, 2014 to Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.

(ddd)

(i)

Form of Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 14 (333-124048) on December 16, 2013 and hereby incorporated by reference.

(eee)

(i)

Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.

(ii)

Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.

(fff)

(i)

Form of Participation Agreement dated May 1, 2014 among Jefferson National Life Insurance Company, Managed Portfolio Series, Tortoise Capital Advisors, LLC and Quasar Distributors – Filed previously with Post-Effective Amendment No. 15 (333-124048) on April 30, 2014 and hereby incorporated by reference.

(ggg)

(i)

Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

(hhh)

(i)

Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

(iii)

(i)

Form of Participation Agreement dated September 1, 2015 between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

(jjj)

(i)

Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

(kkk)

(i)

Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company, and MFS Fund Distributors, Inc. – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

(lll)

(i)

Form of Participation Agreement dated November 11, 2016 between Northern Lights Fund Trust IV, and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.

(mmm)

(i)

Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC – Filed previously with Post-Effective Amendment No. 18 (333-124048) on April 28, 2017 and hereby incorporated by reference.

(nnn)

(i)

Form of Participation Agreement dated January 25, 2019 among Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC – Filed previously with Post-Effective Amendment No. 21 (333-124048) on February 8, 2019 and hereby incorporated by reference.

(9)	Opinion and Consent of Counsel – Filed previously with Post-Effective Amendment No. 17 (333-124048) on April 25, 2016 and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Powers of Attorney – Attached hereto

Item 25. Directors and Officers of the Depositor

The business address of the Directors and Officers of the Depositor is:

One Nationwide Plaza, Columbus, Ohio 43215, unless otherwise noted.

President and Director	Craig A. Hawley (1)
Chairman of the Board and Director	Kirt A. Walker
Senior Vice President and Secretary	Denise L. Skingle
Vice President – Head of Taxation	Pamela A Biesecker
Vice President – NF Channel Marketing	Robert C. Borgert
Vice President – Integrated Relationship Strategies and Director	Rondal L. Ransom
Vice President and Assistant Treasurer	Timothy J. Dwyer
Associate Vice President and Treasurer and Director	Joseph F. Vap (1)
Associate Vice President and Assistant Treasurer	David A. Connor
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Secretary	Kathy R. Richards
Assistant Secretary	Keith W. Hinze
Associate Vice President – Business Strategy – Nationwide Advisory Solutions	James K. Cameron (1)
Associate Vice President – Business Solutions Area – Nationwide Advisory Solutions	Jeffrey S. Chandler (1)

Associate Vice President – Business Development – Nationwide Advisory Solutions	Ann M. Raible (1)
Associate Vice President – Sales – Nationwide Advisory Solutions	Kevin P. Sullivan (1)
Director	James R. Burke
Director	Timothy G. Frommeyer
Director	Steven A. Ginnan

(1)	The business address of these Directors and Officers of the Depositor is: 10350 Ormsby Park Place, Louisville, Kentucky 40223.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.

NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.

Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.

Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.

Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.

Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.

Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust

Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.

Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.

Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.

Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.

Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.

Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.

Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.

Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.

Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.

Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.

JNF Advisors, Inc.[3]	Delaware	The company is an investment advisory firm but currently manages no assets.

MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.

Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.

Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.

Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.

Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.

Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.

Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.

Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.

Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.

Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.

Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.

Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance

Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.

Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.

Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.

Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.

Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.

Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.

Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.

Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.

Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.

Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors

Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.

[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.

Item 27. Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 5, 2019, was 19,251 and 1,769 respectively.

Item 28. Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

Jefferson National Securities Corporation (“JNSC”)

a)	Jefferson National Securities Corporation serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Jefferson National Life Annuity Account C	Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account E	Jefferson National Life of New York Annuity Account 1
Jefferson National Life Annuity Account F

b)	Directors and Officers of JNSC:

JNSC’s principal business address is 10350 Ormsby Park Place Louisville, KY 40223, except as indicated.

Craig A. Hawley	President, General Counsel and Secretary
Tibila Belemsaga*	Financial & Operations Principal
James Rabenstine*	AML Officer

*	The principal business address for these officers/directors is: Once Nationwide Plaza, Columbus, Ohio 43215

c)	JNSC retains no compensation or commissions from the registrant.

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jefferson National Securities Corporation	$0	$0	$0	$0

Item 30. Location of Accounts and Records

Timothy G. Frommeyer

Nationwide Life Insurance Company

One Nationwide Plaza

Columbus, OH 43215

Item 31. Management Services

Not Applicable

Item 32. Undertakings

The Registrant hereby undertakes to:

a)

file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

b)

include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Jefferson National Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Jefferson National Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 29, 2019.

Jefferson National Life Annuity Account G
(Registrant)

Jefferson National Life Insurance Company
(Depositor)

By:	/s/ Craig A. Hawley
Craig A. Hawley Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 29, 2019.

TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Director

JAMES R. BURKE
James R. Burke, Director

KIRT A. WALKER
KIrt A. Walker, Director

RONDAL L. RANSOM
Rondal L. Ransom, Director

CRAIG A. HAWLEY
Craig A. Hawley, Director

JOSEPH F. VAP
Joseph F. Vap, Director

STEVEN A. GINNAN
Steven A. Ginnan, Director

By	/s/ Craig A. Hawley
Craig A. Hawley
Attorney-in-Fact